PROSPECTUS
July 30, 2007

Seasons Series Trust
(Class 1, Class 2 and Class 3 Shares)

•  Multi-Managed Growth Portfolio
•  Multi-Managed Moderate Growth Portfolio
•  Multi-Managed Income/Equity Portfolio
•  Multi-Managed Income Portfolio
•  Asset Allocation: Diversified Growth Portfolio
•  Stock Portfolio
•  Large Cap Growth Portfolio
•  Large Cap Composite Portfolio
•  Large Cap Value Portfolio
•  Mid Cap Growth Portfolio
•  Mid Cap Value Portfolio
•  Small Cap Portfolio
•  International Equity Portfolio
•  Diversified Fixed Income Portfolio
•  Strategic Fixed Income Portfolio
•  Cash Management Portfolio
•  Focus Growth Portfolio
•  Focus TechNet Portfolio
•  Focus Growth and Income Portfolio
•  Focus Value Portfolio
•  Allocation Growth Portfolio
•  Allocation Moderate Growth Portfolio
•  Allocation Moderate Portfolio
•  Allocation Balanced Portfolio

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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TRUST HIGHLIGHTS

The following questions and answers are designed to give you an overview of Seasons Series Trust (the “Trust”) and to provide you with information about the Trust’s 24 separate investment series (“Portfolios”) and their investment goals and principal investment strategies. More detailed investment information is provided in the charts, under “More Information About the Portfolios” and the glossary.

Individuals cannot invest in the Portfolios directly. Instead, they participate through a variable annuity contract or variable life policy (collectively, the “Variable Contracts”) offered by life insurance companies (the “Life Insurance Companies”) affiliated with AIG SunAmerica Asset Management Corp., the investment adviser and manager (“SunAmerica” or the “Adviser”). The term “Manager” as used in this prospectus means either SunAmerica or the other registered investment advisers that serve as investment subadvisers (“Subadvisers”) to the Trust, as the case may be.

Six of the Portfolios, Multi-Managed Growth Portfolio, Multi-Managed Moderate Growth Portfolio, Multi-Managed Income/Equity Portfolio, Multi-Managed Income Portfolio, Asset Allocation: Diversified Growth Portfolio and Stock Portfolio, which we call the “Seasons Portfolios” are available only through the selection of one of four variable investment “Strategies” described in the Variable Contracts prospectus. You should be aware that if you select a “Strategy” you will not invest directly in one of the Portfolios. Instead, each Strategy invests in three of the six Seasons Portfolios and the allocation of assets among the Portfolios will vary depending on the objective of the Strategy.

Eighteen of the Portfolios, which we call the “Seasons Select Portfolios,” the “Seasons Focused Portfolios,” and the “Seasons Managed Allocation Portfolios,” are available as variable investment options under Variable Contracts offered by the Life Insurance Companies.

Each Seasons Managed Allocation Portfolio is structured as a “fund-of-funds” which means that it pursues its investment goal by investing its assets in a combination of the Seasons Select Portfolios and the Seasons Focused Portfolios (collectively, the “Underlying Portfolios”).

Managed Components — the four distinct, actively managed investment components in which all of the assets of the Multi-Managed Seasons Portfolios are invested. The percentage each Multi-Managed Seasons Portfolio allocates to a Managed Component differs based upon the Portfolio’s investment goal. See “Managed Components” herein.
Capital Appreciation/Growth is an increase in the market value of securities held.
Income is interest payments from bonds or dividends from stocks.
Yield is the annual dollar income received on an investment expressed as a percentage of the current or average price.

Q&A

Q: What are the Portfolios’ investment goals and principal investment strategies?

A:	Each Portfolio operates as a separate mutual fund, with its own investment goal and principal investment strategy. Each Seasons Managed Allocation Portfolio invests its assets in a combination of the Underlying Portfolios rather than investing directly in stocks, bonds, cash and other investments. A fund-of-funds strategy generally offers investors an efficient means of diversification among a number of mutual funds while obtaining professional management in determining which funds to select, how much of their assets to commit to each fund, and when to make that selection.
A Portfolio’s investment goal and principal investment strategy may be changed without shareholder approval. You will receive at least 60 days’ notice to any change to the 80% investment policies set forth below. There can be no assurance that any Portfolio will meet its investment goal or that the net return on an investment will exceed what could have been obtained through other investment or savings vehicles.

Seasons Portfolios
Portfolio	Investment Goal	Principal Investment Strategy
Multi-Managed Growth Portfolio	long-term growth of capital	asset allocation through Managed Components
Multi-Managed Moderate Growth Portfolio	long-term growth of capital, with capital preservation as a secondary objective	asset allocation through Managed Components
Multi-Managed Income/Equity Portfolio	conservation of principal while maintaining some potential for long-term growth of capital	asset allocation through Managed Components

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Seasons Portfolios
Portfolio	Investment Goal	Principal Investment Strategy
Multi-Managed Income Portfolio	capital preservation	asset allocation through Managed Components
Asset Allocation: Diversified Growth Portfolio	capital appreciation	investment primarily through a strategic allocation of approximately 80% (with a range of 65-95%) of its assets in equity securities and approximately 20% (with a range of 5-35%) of its assets in fixed income securities
Stock Portfolio	long-term capital appreciation, with a secondary objective of increasing dividend income	under normal circumstances, invests at least 80% of net assets in common stocks

Each of the Seasons Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity and Multi-Managed Income Portfolios (“Multi-Managed Seasons Portfolios”) allocates all of its assets among three or four distinct Managed Components, each managed by separate Managers and each with its own investment strategy. The four Managers of the Multi-Managed Seasons Portfolios are SunAmerica, Janus Capital Management LLC (“Janus”), Lord, Abbett & Co. LLC (“Lord Abbett”) and Wellington Management Company, LLP (“Wellington Management”). The four Managed Components are Aggressive Growth/SunAmerica, Growth/Janus, Balanced/Lord Abbett/SunAmerica and Fixed Income/Wellington Management. The Managed Components each invest to varying degrees, according to its investment strategy, in a diverse portfolio of securities including, but not limited to, common stocks, securities with equity characteristics (such as preferred stocks, warrants or fixed income securities convertible into common stock), corporate and U.S. government fixed income securities, money market instruments and/or cash or cash equivalents. The assets of each Managed Component that comprises a particular Multi-Managed Seasons Portfolio belong to that Portfolio.

Although each Multi-Managed Seasons Portfolio has a distinct investment goal and allocates its assets in varying percentages among the Managed Components in furtherance of that goal, the Managed Component(s) are managed in the same general manner regardless of the goal of the Multi-Managed Seasons Portfolios. However, the equity/debt weightings of the Balanced/Lord Abbett/SunAmerica component under normal market conditions will vary depending on the goal of the Multi-Managed Seasons Portfolios. The following chart shows the allocation of the assets of each Multi-Managed Seasons Portfolio among the Managed Components.

Managed Components
Portfolio	Aggressive Growth component/ SunAmerica	Growth component/ Janus	Balanced component/ Lord Abbett/ SunAmerica	Fixed Income component/ Wellington Management
Multi-Managed Growth Portfolio	20%	40%	14%/6%	20%
Multi-Managed Moderate Growth Portfolio	18%	28%	12.6%/5.4%	36%
Multi-Managed Income/Equity Portfolio	0%	18%	14%/14%	54%
Multi-Managed Income Portfolio	0%	8%	8.5%/8.5%	75%

Differences in investment returns among the Managed Components will cause the actual percentages to vary over the course of a calendar quarter from the targets listed in the chart. Accordingly, the assets of each Multi-Managed Seasons Portfolio will be reallocated or “rebalanced” among the Managed Components on at least a quarterly basis to restore the target allocations for such Portfolio.

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The following chart shows the investment goal and principal investment strategy of each of the Seasons Select Portfolios.

A “Growth” Philosophy — investing in securities believed to offer the potential for long-term growth of capital — focuses on securities considered to have a historical record of above-average growth rate, significant growth potential, above-average earnings growth or the ability to sustain earnings growth, or that offer proven or unusual products or services, or operate in industries experiencing increasing demand.
A “Value” Philosophy — investing in securities that are believed to be undervalued in the market — often reflects a contrarian approach in that the potential for superior relative performance is believed to be highest when stocks of fundamentally solid companies are out of favor. The selection criteria is generally calculated to identify stocks of companies with solid financial strength that have low price-earnings ratios and have generally been overlooked by the market, or companies undervalued within an industry or market capitalization category.
“Net assets” will take into account any borrowing for investment purposes.

Seasons Select Portfolios
Portfolio	Investment Goal	Principal Investment Strategy
Large Cap Growth Portfolio	long-term growth of capital	under normal circumstances, invests at least 80% of net assets in equity securities of large companies selected through a growth strategy
Large Cap Composite Portfolio	long-term growth of capital and growth of dividend income	under normal circumstances, invests at least 80% of net assets in equity securities of large companies that offer the potential for long-term growth of capital or dividends
Large Cap Value Portfolio	long-term growth of capital	under normal circumstances, invests at least 80% of net assets in equity securities of large companies selected through a value strategy
Mid Cap Growth Portfolio	long-term growth of capital	under normal circumstances, invests at least 80% of net assets in equity securities of medium-sized companies selected through a growth strategy
Mid Cap Value Portfolio	long-term growth of capital	under normal circumstances, invests at least 80% of net assets in equity securities of medium-sized companies selected through a value strategy
Small Cap Portfolio	long-term growth of capital	under normal circumstances, invests at least 80% of net assets in equity securities of small companies

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Seasons Select Portfolios
Portfolio	Investment Goal	Principal Investment Strategy
International Equity Portfolio	long-term growth of capital	under normal circumstances, invests at least 80% of net assets in equity securities of issuers in at least three countries other than the U.S.
Diversified Fixed Income Portfolio	relatively high current income and secondarily capital appreciation	under normal circumstances, invests at least 80% of net assets in fixed income securities, including U.S. and foreign government securities, mortgage-backed securities, investment grade debt securities, and high yield/high risk bonds (“junk bonds”)
Strategic Fixed Income Portfolio	high level of current income and, secondarily, capital appreciation over the long term	under normal circumstances, invests at least 80% of net assets in multiple sectors of the fixed income market, including high yield bonds, foreign government and corporate debt securities from developed and emerging markets, mortgage-backed securities and U.S. government, agency and investment grade securities
Cash Management Portfolio	high current yield while preserving capital	invests in a diversified selection of money market instruments

Each Seasons Select Portfolio except the Cash Management Portfolio, is managed by multiple Managers, and we call these Portfolios the “Multi-Managed Seasons Select Portfolios.” Each Multi-Managed Seasons Select Portfolio offers you access to at least three different professional Managers, one of which may be SunAmerica, and each of which advises a separate portion of the Portfolio. To balance the risks of an actively managed portfolio, each Multi-Managed Seasons Select Portfolio includes a passively-managed index component, currently managed by AIG Global Investment Corp. (“AIGGIC”) that seeks to track a target index or a subset of an index.

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The following chart shows the investment goal and principal investment strategy of each of the Seasons Focused Portfolios.

A “Focus” Strategy — one in which a Manager actively invests in a small number of holdings which constitute some of its favorite stock-picking ideas at any given moment. A focus philosophy reflects the belief that, over time, the performance of most investment managers’ “highest confidence” stocks exceeds that of their more diversified portfolios. Each Manager of the Focused Portfolios will generally invest in up to 10 securities, and each of these Portfolios will generally hold up to a total of 30 securities. Examples of when a Portfolio may hold more than the specified number of securities include, but are not limited to, re-balancing or purchase and sale transactions, including following the employment of a new Manager to manage a Portfolio or a portion of a Portfolio. In this situation the new Manager may be selling securities and buying new securities at the same time, resulting in the Portfolio holding more than its usual number of holdings. Each Manager may invest in additional financial instruments for the purpose of cash management or to hedge a security position.
Active Trading:  A strategy used whereby a Portfolio may engage in frequent trading of securities to achieve its investment goal.
Market Capitalization represents the total market value of the outstanding securities of a corporation.

Seasons Focused Portfolios
Portfolio	Investment Goal	Strategy
Focus Growth Portfolio	long-term growth of capital	active trading of equity securities selected on the basis of growth criteria, without regard to market capitalization
Focus TechNet Portfolio	long-term growth of capital	active trading of equity securities of companies that demonstrate the potential for long-term growth of capital and that the Managers believe will benefit significantly from technological advances or improvements, without regard to market capitalization. Under normal circumstances, at least 80% of net assets will be invested in such securities
Focus Growth and Income Portfolio	long-term growth of capital and current income	active trading of equity securities selected to achieve a blend of growth companies, value companies and companies that the Managers believe have elements of growth and value, issued by large-cap companies including those that may offer the potential for a reasonable level of current income. Each Manager may emphasize either a growth orientation or a value orientation at any particular time
Focus Value Portfolio	long-term growth of capital	active trading of equity securities selected on the basis of value criteria, without regard to market capitalization

The Seasons Focused Portfolios offer you access to several different professional Managers, one of which may be SunAmerica, and each of which advises a separate portion of the Portfolio. Each Manager actively selects a limited number of stocks that represent some of their favorite ideas. This “Focus” approach to investing results in a more concentrated portfolio, which will be less diversified than other Portfolios, and may be subject to greater market risks.

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SunAmerica initially allocated the assets of each Multi-Managed Seasons Select Portfolio and Seasons Focused Portfolio among the Managers for a Portfolio in a manner designed to maximize investment efficiency. SunAmerica allocates new cash from share purchases over redemption requests equally among the Managers (except for the Strategic Fixed Income Portfolio), unless SunAmerica determines that a different allocation of assets would be in the best interests of a Portfolio and its shareholders. The assets of the Diversified Fixed Income Portfolio are not divided equally between the three managers, but have a targeted allocation of 50% to one Manager (AIGGIC) with a portion actively managed and another passively managed and 25% each to the two other Managers. With respect to the Strategic Fixed Income Portfolio, SunAmerica intends to allocate the Portfolio’s assets, including new cash, between the three Managers with a targeted allocation of approximately 40% each to the two Managers responsible for subadvising the corporate high-yield debt and mortgage-backed securities portions of the Portfolio and 20% to the Manager subadvising the emerging market debt portion of the Portfolio. SunAmerica intends, on a quarterly basis, to review the asset allocation in each Multi-Managed Seasons Select Portfolio and Seasons Focused Portfolio to determine the extent to which the portion of assets managed by a Manager differs from that portion managed by any other Manager of the Portfolio subject to the allocation described above for the Strategic Fixed Income Portfolio. If SunAmerica determines that the difference is significant, SunAmerica will then re-allocate cash flows among the Managers, differently from the manner described above, in an effort to effect a re-balancing of the Portfolio’s asset allocation. In general, SunAmerica will not rebalance or reallocate the existing assets of a Multi-Managed Seasons Select Portfolio or Seasons Focused Portfolio among Managers. However, SunAmerica reserves the right, subject to the review of the Board, to reallocate assets from one Manager to another when it would be in the best interests of a Portfolio and its shareholders to do so. In some instances, where a reallocation results in any rebalancing of the Portfolio from a previous allocation, the effect of the reallocation may be to shift assets from a better performing Manager to a portion of the Portfolio with a relatively lower total return.

The following chart shows the investment goal and principal investment strategy of each of the Seasons Managed Allocation Portfolios.

Seasons Managed Allocation Portfolios
Portfolio	Investment Goal	Principal Investment Strategy	Principal Investment Techniques
Allocation Growth Portfolio	long-term capital appreciation	Fund-of-Funds	allocation of assets among a combination of Underlying Portfolios. Under normal circumstances, invests at least 80% of its net assets in equity portfolios.
Allocation Moderate Growth Portfolio	long-term capital appreciation	Fund-of-Funds	allocation of assets among a combination of Underlying Portfolios. Under normal circumstances, invests at least 30% and no more than 90% of its net assets in equity portfolios and at least 10% and no more than 70% of its net assets in fixed income portfolios.
Allocation Moderate Portfolio	long-term capital appreciation and moderate current income	Fund-of-Funds	allocation of assets among a combination of Underlying Portfolios. Under normal circumstances, invests at least 20% and no more than 80% of its net assets in equity portfolios and at least 20% and no more than 80% of its net assets in fixed income portfolios.
Allocation Balanced Portfolio	long-term capital appreciation and current income	Fund-of-Funds	allocation of assets among a combination of Underlying Portfolios. Under normal circumstances, invests no more than 70% of its net assets in equity portfolios.

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Additional information about the principal investment techniques of the Seasons Managed Allocation Portfolios.

The Seasons Managed Allocation Portfolios may invest in a combination of the following Underlying Portfolios: Large Cap Growth Portfolio, Large Cap Composite Portfolio, Large Cap Value Portfolio, Mid Cap Growth Portfolio, Mid Cap Value Portfolio, Small Cap Portfolio, International Equity Portfolio, Diversified Fixed Income Portfolio, Strategic Fixed Income Portfolio, Cash Management Portfolio, Focus Growth Portfolio, Focus Growth and Income Portfolio, Focus Value Portfolio, and Focus TechNet Portfolio. However, the Seasons Managed Allocation Portfolios may not utilize all of the available Underlying Portfolios to meet their investment goals. The Underlying Portfolios have been selected to represent a reasonable spectrum of investment options for each Seasons Managed Allocation Portfolio.

For each Seasons Managed Allocation Portfolio, the Manager determines a target asset class allocation. The target asset class allocation is generally broken down into the following asset classes: large cap growth/value stocks, mid cap growth/value stocks, small cap stocks, international stocks, bonds (investment grade, high-yield, emerging markets), mortgages, and cash equivalents. Based on these target asset class allocations, the Manager determines a range and a target portfolio allocation in which each Seasons Managed Allocation Portfolio will invest in the Underlying Portfolios. The Manager may change the asset allocation ranges and the percentage invested in any of the Underlying Portfolios from time to time. The following chart reflects the percentage in which each Seasons Managed Allocation Portfolio was invested in the Underlying Portfolios as of March 31, 2007.

		Allocation
	Allocation	Moderate	Allocation	Allocation
	Growth	Growth	Moderate	Balanced
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Large Cap Growth Portfolio	17.9%	13.4%	11.9%	9.9%
Focus Growth Portfolio	3.4%	2.9%	2.4%	2.0%
Large Cap Value Portfolio	21.8%	20.3%	17.8%	15.3%
Focus Value Portfolio	5.0%	4.0%	3.5%	2.5%
Mid Cap Growth Portfolio	2.0%	2.0%	1.5%	1.5%
Mid Cap Value Portfolio	2.5%	2.0%	1.5%	1.5%
Small Cap Portfolio	15.0%	12.4%	8.9%	4.5%
International Equity Portfolio	27.4%	22.8%	17.2%	12.6%
Diversified Fixed Income Portfolio	2.0%	13.1%	18.2%	25.1%
Strategic Fixed Income Portfolio	3.0%	7.1%	12.1%	15.1%
Cash Management Portfolio	—	—	5.0%	10.0%

Due to market movements, portfolio management decisions or cash flow considerations, the Manager may determine that a Seasons Managed Allocation Portfolio’s investments in the Underlying Portfolios requires adjustments in order to meet its target asset class allocation. Generally, the Manager will manage the investments among the Underlying Portfolios for each Seasons Managed Allocation Portfolio to match its target asset class allocation and to rebalance assets back to the target asset class allocation as it deems necessary.

As an investor in a Seasons Managed Allocation Portfolio, you pay the expenses of such Portfolio and indirectly pay a proportionate share of the expenses of the Underlying Portfolios in which the Seasons Managed Allocation Portfolio invests.

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For more complete information about the investment strategies and techniques of the Underlying Portfolios in which the Seasons Managed Allocation Portfolios intend to invest, see the charts herein.

Q:	What are the principal risks of investing in the Portfolios?

A:	The performance of the Seasons Managed Allocation Portfolios directly reflects the performance of the Underlying Portfolios in which the Seasons Managed Allocation Portfolios invest. Therefore, the performance of a Seasons Managed Allocation Portfolio depends both on its allocation among the Underlying Portfolios and the Underlying Portfolios’ ability to meet their investment goals. The Manager may not accurately assess the attractiveness or risk potential of particular Underlying Portfolios, asset classes, or investment styles.

The following section describes the principal risks of each Portfolio. The charts herein also describe various additional risks. Each Seasons Managed Allocation Portfolio is also exposed to the risks of the Underlying Portfolios.

Management Risks

Each Seasons Managed Allocation Portfolio is subject to the risk that the selection of the Underlying Portfolios and the allocation and reallocation of Seasons Managed Allocation Portfolio assets among the Underlying Portfolios may not produce the desired result. Similarly, each Seasons Portfolio, Seasons Select Portfolio and Seasons Focused Portfolio is subject to the risk that the selection of investments for the Portfolio may not produce the desired result.

Risks of Investing in Equity Securities

The Multi-Managed Growth, Multi-Managed Moderate Growth, Asset Allocation: Diversified Growth, Stock, Large Cap Growth, Large Cap Composite, Large Cap Value, Mid Cap Growth, Mid Cap Value, Small Cap, International Equity, Focus Growth, Focus TechNet, Focus Growth and Income and Focus Value Portfolios invest primarily in equity securities. Each Seasons Managed Allocation Portfolio may invest in certain Underlying Portfolios that invest in equity securities (“Underlying Equity Portfolios”), and the Allocation Growth, Allocation Moderate Growth and Allocation Moderate Portfolios invest primarily in Underlying Equity Portfolios. The Seasons Managed Allocation Portfolios are subject to the risks of changing market conditions generally. In addition, the Multi-Managed Income/Equity Portfolio invests significantly in equity securities.

As with any equity fund, the value of your investment in any of these Portfolios may fluctuate in response to stock market movements. This type of fluctuation is expected to increase as a Portfolio’s investments in equity securities or the Seasons Managed Allocation Portfolio’s allocation to Underlying Equity Portfolios increases, which also increases the risk that you may lose money during declines in the stock market. You should be aware that the performance of different types of equity securities may rise or decline under varying market conditions — for example, “value” stocks may perform well under circumstances in which “growth” stocks in general have fallen, and vice versa. In addition, individual stocks selected for any of these Portfolios may underperform the market generally, relevant benchmarks or other funds with comparable investment objectives and strategies.

Risks of Investing in Growth Stocks

Growth stocks are historically volatile, which will particularly affect the Multi-Managed Growth, Multi-Managed Moderate Growth, Asset Allocation: Diversified Growth, Stock, Large Cap Growth, Large Cap Composite, Mid Cap Growth, Small Cap, Focus Growth, Focus Growth and Income and Focus TechNet Portfolios (certain of such Portfolios are Underlying Equity Portfolios).

Risks of Investing in Value Stocks

The risk that the portfolio manager’s judgments that a particular security is undervalued in relation to the company’s fundamental economic value may prove incorrect, will particularly affect the Focus Growth and Income, Focus Value, Large Cap Value and Mid Cap Value Portfolios. Each of these Portfolios is an Underlying Equity Portfolio.

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Risks of Indexing

A component of the following portfolios is managed to track the performance of an index: Large Cap Growth Portfolio, Large Cap Composite Portfolio, Large Cap Value Portfolio, Mid Cap Growth Portfolio, Mid Cap Value Portfolio, Small Cap Portfolio, International Equity Portfolio and Diversified Fixed Income Portfolio. The Manager of such components, AIGGIC, may endeavor to track the index by purchasing every stock included in the index in the same proportions. Or, in the alternative, the Manager may invest in a sampling of index stocks by utilizing a statistical technique known as “optimization.” The goal of optimization is to select stocks which ensure that various industry weightings, market capitalizations and fundamental characteristics (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the index. If this component of such Portfolio does not adequately track the characteristics of the index, it is likely that the performance of this component will not be similar to the performance of the index and, therefore, may have an impact on the overall performance of the Portfolio. The index component will not sell securities in its portfolio or buy different securities over the course of a year other than in conjunction with changes in its index, raising funds to meet redemptions or rebalancing the portfolio, even if there are adverse developments concerning a particular security, company or industry.

Each of the Seasons Managed Allocation Portfolios may invest in certain Underlying Portfolios in which a component of such Underlying Portfolios is managed to track the performance of an index.

Risks of Investing in Technology Companies

The Focus TechNet Portfolio invests at least 80% of net assets in securities of companies that the Managers believe will benefit significantly from technological advances or improvements (“technology companies”). Technology companies may react similarly to certain market pressures and events. They may be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants, and obsolescence of existing technology. As a result, the returns of a Portfolio may be considerably more volatile than those of a portfolio that does not invest in technology companies. Technology company risk will also affect the Mid Cap Growth Portfolio. Each of the Seasons Managed Allocation Portfolios may invest in an Underlying Portfolio which may invest in technology companies.

Risks of Investing in Bonds

The Multi-Managed Income/Equity, Multi-Managed Income, Diversified Fixed Income and Strategic Fixed Income Portfolios invest primarily in bonds. In addition, the Multi-Managed Growth, Multi-Managed Moderate Growth and Asset Allocation: Diversified Growth Portfolios each invests significantly in bonds. Each of the Seasons Managed Allocation Portfolios may invest in an Underlying Portfolio which invests in bonds (Diversified Fixed Income and Strategic Fixed Income Portfolios) (each, an “Underlying Fixed Income Portfolio”). The Seasons Managed Allocation Portfolios are subject to the risks to which an Underlying Fixed Income Portfolio is exposed.

As with any bond fund, the value of your investment in these Portfolios or the Seasons Managed Allocation Portfolios (as by virtue of their Underlying Portfolios) may go up or down in response to changes in interest rates or defaults (or even the potential for future default) by bond issuers. To the extent a Portfolio is invested in bonds, movements in the bond market generally may affect its performance. In addition, individual bonds selected for any of these Portfolios may underperform the market generally.

Risks of Investing in Junk Bonds

All Portfolios except the Stock, Mid Cap Growth and Cash Management Portfolios may invest to varying degrees in high yield/high risk securities, also known as “junk bonds,” which are considered speculative. Each of the Seasons Managed Allocation Portfolios may invest in Underlying Portfolios that may invest in junk bonds. Junk bonds carry a substantial risk of default or changes in the issuer’s creditworthiness, or they may already be in default. A junk bond’s market price may fluctuate more than higher-quality securities and may decline significantly. In addition, it may be more difficult for a Portfolio to dispose of junk bonds or to determine their value. Junk bonds may contain redemption or call

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provisions that, if exercised during a period of declining interest rates, may force a Portfolio to replace the security with a lower yielding security. If this occurs, it will result in a decreased return for you.

Risks of Investing in Money Market Securities

While an investment in the Cash Management Portfolio should present the least market risk of any of the Portfolios, you should be aware that an investment in this Portfolio is subject to the risks that the value of its investments in high-quality short-term debt obligations (“money market securities”) may be affected by changes in interest rates, changes in the rating of an issuer of a money market security and the ability of an issuer to make payments of interest and principal. The Cash Management Portfolio does not seek to maintain a stable net asset value of $1.00. Each of the Seasons Managed Allocation Portfolios may invest in the Cash Management Portfolio.

Risks of Investing Internationally

All Portfolios except the Cash Management Portfolio may invest in foreign securities. Each of the Seasons Managed Allocation Portfolios may invest in Underlying Portfolios that may invest in foreign securities. The International Equity Portfolio invests at least 80% of its net assets in equity securities of issuers in at least three countries other than the U.S. These securities may be denominated in currencies other than U.S. dollars. Foreign investing presents special risks, particularly in certain emerging market countries. While investing internationally may reduce your risk by increasing the diversification of your investment, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.

Risks of Investing in Emerging Market Countries

The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing or “emerging market” countries. An emerging market country is generally one with a low or middle income or economy or that is in the early stages of its industrialization cycle and may be more likely to experience political turmoil or rapid changes in economic conditions than developed countries. As a result, these markets are generally more volatile than the markets of developed countries. Each Portfolio other than the Cash Management Portfolio may invest in issuers in emerging market countries. For fixed income investments, an emerging market includes those where the sovereign credit rating is below investment grade. Each Seasons Managed Allocation Portfolio may invest in the Underlying Portfolios that may invest in issuers in emerging market countries.

Risks of Investing in Smaller Companies

All Portfolios except the Diversified Fixed Income, Strategic Fixed Income and Cash Management Portfolios may invest in equity securities of smaller companies. Each of the Seasons Managed Allocation Portfolios may invest in Underlying Portfolios that may invest in stocks of smaller companies. The Small Cap Portfolio invests at least 80% of net assets in equity securities of smaller companies. Stocks of smaller companies and to a lesser extent, mid-cap companies, may be more volatile than, and not as liquid as, those of larger companies. This will particularly affect the Multi-Managed Growth, Multi-Managed Moderate Growth, Asset Allocation: Diversified Growth, Mid-Cap Growth and Small Cap Portfolios.

Risks of Investing in “Non-Diversified” Portfolios

All Portfolios except for the Asset Allocation: Diversified Growth, Stock, Diversified Fixed Income, Strategic Fixed Income and Cash Management Portfolios are “non-diversified,” which means that each can invest a larger portion of its assets in the stock of a single company (including one of the Underlying Portfolios) than can some other mutual funds. By concentrating in a smaller number of stocks, a Portfolio’s risk is increased because the effect of each stock on the Portfolio’s performance is greater.

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Additional Principal Risks

Finally, shares of Portfolios are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that a Portfolio will be able to achieve its investment goals. If the value of the assets of a Portfolio goes down, you could lose money.

Q:	How have the Seasons Portfolios performed historically?

A:	The following Risk/Return Bar Charts and Tables provide some indication of the risks of investing in the Portfolios by showing changes in the Portfolios’ performance from calendar year to calendar year, and by comparing each Portfolio’s average annual returns with those of an appropriate market index. Fees and expenses incurred at the contract level are not reflected in the bar charts and tables. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how a Portfolio will perform in the future.

13	Seasons Series Trust

MULTI-MANAGED GROWTH PORTFOLIO

During the period shown in the bar chart, the highest return for a quarter was 31.19% (quarter ended 12/31/99) and the lowest return for a quarter was –16.31% (quarter ended 9/30/01). As of the most recent calendar quarter ended 6/30/07 the year-to-date return was 7.83%.

Average Annual Total Returns	Past	Past	Return Since
(as of the calendar year ended December 31, 2006)	One Year	Five Years	Inception[6]
Multi-Managed Growth Portfolio Class 1	7.27%	5.55%	8.94%
Class 2	7.14%	5.40%	−0.91%
Class 3	7.05%	N/A	11.57%
S&P 500®[1] Class 1	15.79%	6.19%	8.41%
Class 2	15.79%	6.19%	2.21%
Class 3	15.79%	N/A	13.82%
Lehman Brothers U.S. Aggregate Index[2] Class 1	4.33%	5.06%	6.43%
Class 2	4.33%	5.06%	6.07%
Class 3	4.33%	N/A	4.03%
Russell 2000® Index[3] Class 1	18.37%	11.39%	10.38%
Class 2	18.37%	11.39%	9.63%
Class 3	18.37%	N/A	20.75%
Russell 1000® Index[4] Class 1	15.46%	6.82%	8.76%
Class 2	15.46%	6.82%	2.48%
Class 3	15.46%	N/A	14.56%
Blended Benchmark Index[5] Class 1	12.82%	7.45%	8.79%
Class 2	12.82%	7.45%	5.23%
Class 3	12.82%	N/A	12.76%

*	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
[1]	The Standard & Poor’s 500® Composite Stock Price Index (S&P 500®) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
[2]	The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
[3]	The Russell 2000® Index measures the performance of the 2000 smallest companies in the Russell 3000® Index and is widely recognized as representative of small-cap growth stocks.
[4]	The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.
[5]	The Blended Benchmark Index consists of 51% Russell 1000® Index, 27% Lehman Brothers U.S. Aggregate Index, 20% Russell 2000® Index and 2% Treasury Bills.
[6]	Inception date for Class 1 shares is April 15, 1997. Inception date for Class 2 shares is October 16, 2000. Inception date for Class 3 shares is November 11, 2002.

Seasons Series Trust	14

MULTI-MANAGED MODERATE GROWTH PORTFOLIO

During the period shown in the bar chart, the highest return for a quarter was 24.57% (quarter ended 12/31/99) and the lowest return for a quarter was –12.03% (quarter ended 9/30/01). As of the most recent calendar quarter ended 6/30/07 the year-to-date return was 6.21%.

Average Annual Total Returns	Past	Past	Return Since
(as of the calendar year ended December 31, 2006)	One Year	Five Years	Inception[6]
Multi-Managed Moderate Growth Portfolio Class 1	7.06%	5.24%	8.31%
Class 2	6.85%	5.07%	0.44%
Class 3	6.76%	N/A	9.67%
S&P 500®[1] Class 1	15.79%	6.19%	8.41%
Class 2	15.79%	6.19%	2.21%
Class 3	15.79%	N/A	13.82%
Lehman Brothers U.S. Aggregate Index[2] Class 1	4.33%	5.06%	6.43%
Class 2	4.33%	5.06%	6.07%
Class 3	4.33%	N/A	4.03%
Russell 2000® Index[3] Class 1	18.37%	11.39%	10.38%
Class 2	18.37%	11.39%	9.63%
Class 3	18.37%	N/A	20.75%
Russell 1000® Index[4] Class 1	15.46%	6.82%	8.76%
Class 2	15.46%	6.82%	2.48%
Class 3	15.46%	N/A	14.56%
Blended Benchmark Index[5] Class 1	11.07%	7.14%	8.46%
Class 2	11.07%	7.14%	5.69%
Class 3	11.07%	N/A	11.05%

*	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
[1]	The Standard & Poor’s 500® Composite Stock Price Index (S&P 500®) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
[2]	The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
[3]	The Russell 2000® Index measures the performance of the 2000 smallest companies in the Russell 3000® Index and is widely recognized as representative of small-cap growth stocks.
[4]	The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.
[5]	The Blended Benchmark Index consists of 37.9% Russell 1000® Index, 42.3% Lehman Brothers U.S. Aggregate Index, 18.0% Russell 2000® Index and 1.8% Treasury Bills.
[6]	Inception date for Class 1 shares is April 15, 1997. Inception date for Class 2 shares is October 16, 2000. Inception date for Class 3 shares is November 11, 2002.

15	Seasons Series Trust

MULTI-MANAGED INCOME/EQUITY PORTFOLIO

During the period shown in the bar chart, the highest return for a quarter was 10.80% (quarter ended 12/31/99) and the lowest return for a quarter was –5.32% (quarter ended 3/31/01). As of the most recent calendar quarter ended 6/30/07 the year-to-date return was 3.38%.

Average Annual Total Returns	Past	Past	Return Since
(as of the calendar year ended December 31, 2006)	One Year	Five Years	Inception[5]
Multi-Managed Income/Equity Portfolio Class 1	5.03%	4.90%	7.13%
Class 2	4.88%	4.76%	2.70%
Class 3	4.71%	N/A	7.02%
S&P 500®[1] Class 1	15.79%	6.19%	8.41%
Class 2	15.79%	6.19%	2.21%
Class 3	15.79%	N/A	13.82%
Lehman Brothers U.S. Aggregate Index[2] Class 1	4.33%	5.06%	6.43%
Class 2	4.33%	5.06%	6.07%
Class 3	4.33%	N/A	4.03%
Russell 1000® Index[3] Class 1	15.46%	6.82%	8.76%
Class 2	15.46%	6.82%	2.48%
Class 3	15.46%	N/A	14.56%
Blended Benchmark Index[4] Class 1	7.98%	5.79%	7.45%
Class 2	7.98%	5.79%	5.06%
Class 3	7.98%	N/A	7.52%

*	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
[1]	The Standard & Poor’s 500® Composite Stock Price Index (S&P 500®) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
[2]	The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
[3]	The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.
[4]	The Blended Benchmark Index consists of 33.4% Russell 1000® Index, 63.8% Lehman Brothers U.S. Aggregate Index, and 2.8% Treasury Bills.
[5]	Inception date for Class 1 shares is April 15, 1997. Inception date for Class 2 shares is October 16, 2000. Inception date for Class 3 shares is November 11, 2002.

Seasons Series Trust	16

MULTI-MANAGED INCOME PORTFOLIO

During the period shown in the bar chart, the highest return for a quarter was 5.32% (quarter ended 6/30/03) and the lowest return for a quarter was –2.64% (quarter ended 6/30/04). As of the most recent calendar quarter ended 6/30/07 the year-to-date return was 2.15%.

Average Annual Total Returns	Past	Past	Return Since
(as of the calendar year ended December 31, 2006)	One Year	Five Years	Inception[5]
Multi-Managed Income Portfolio Class 1	4.37%	4.79%	6.45%
Class 2	4.22%	4.63%	3.93%
Class 3	4.12%	N/A	5.45%
S&P 500®[1] Class 1	15.79%	6.19%	8.41%
Class 2	15.79%	6.19%	2.21%
Class 3	15.79%	N/A	13.82%
Lehman Brothers U.S. Aggregate Index[2] Class 1	4.33%	5.06%	6.43%
Class 2	4.33%	5.06%	6.07%
Class 3	4.33%	N/A	4.03%
Russell 1000® Index[3] Class 1	15.46%	6.82%	8.76%
Class 2	15.46%	6.82%	2.48%
Class 3	15.46%	N/A	14.56%
Blended Benchmark Index[4] Class 1	6.22%	5.46%	6.99%
Class 2	6.22%	5.46%	5.58%
Class 3	6.22%	N/A	5.84%

*	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
[1]	The Standard & Poor’s 500® Composite Stock Price Index (S&P 500®) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
[2]	The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
[3]	The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.
[4]	The Blended Benchmark Index consists of 17.35% Russell 1000® Index, 80.95% Lehman Brothers U.S. Aggregate Index, and 1.7% Treasury Bills.
[5]	Inception date for Class 1 shares is April 15, 1997. Inception date for Class 2 shares is October 16, 2000. Inception date for Class 3 shares is November 11, 2002.

17	Seasons Series Trust

ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO

During the period shown in the bar chart, the highest return for a quarter was 15.54% (quarter ended 12/31/98) and the lowest return for a quarter was –15.03% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/07 the year-to-date return was 7.11%.

Average Annual Total Returns	Past	Past	Return Since
(as of the calendar year ended December 31, 2006)	One Year	Five Years	Inception[8]
Asset Allocation: Diversified Growth Portfolio Class 1	16.88%	6.71%	6.08%
Class 2	16.76%	6.56%	3.21%
Class 3	16.59%	N/A	12.49%
Russell 3000® Index[1] Class 1	15.72%	7.17%	8.83%
Class 2	15.72%	7.17%	2.99%
Class 3	15.72%	N/A	15.01%
S&P 500®[2] Class 1	15.79%	6.19%	8.41%
Class 2	15.79%	6.19%	2.21%
Class 3	15.79%	N/A	13.82%
MSCI EAFE Index[3] Class 1	26.34%	14.98%	8.10%	[9]
Class 2	26.34%	14.98%	7.87%
Class 3	26.34%	N/A	23.41%
Lehman Brothers U.S. Aggregate Index[4] Class 1	4.33%	5.06%	6.43%
Class 2	4.33%	5.06%	6.07%
Class 3	4.33%	N/A	4.03%
JP Morgan Developed Market High Yield Index[5] Class 1	11.58%	10.61%	6.83%	[9]
Class 2	11.58%	10.61%	8.76%
Class 3	11.58%	N/A	13.56%
MSCI Emerging Markets Free IndexSM 6 Class 1	32.59%	26.97%	8.80%	[9]
Class 2	32.59%	26.97%	30.36%
Class 3	32.59%	N/A	34.88%
Blended Benchmark Index[7] Class 1	16.14%	9.92%	8.55%	[9]
Class 2	16.14%	9.92%	5.58%
Class 3	16.14%	N/A	15.53%

*	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
[1]	The Russell 3000® Index measures the performance of the 3,000 largest U.S. Companies based on total market capitalization, which represents approximately 98% of the investable U.S.-equity market.

Seasons Series Trust	18

[2]	The Standard & Poor’s 500® Composite Stock Price Index (S&P 500®) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
[3]	The Morgan Stanley Capital International (MSCI) EAFE Index (Europe, Australasia, Far East) is a free floating-adjusted market capitalization index that is designed to measure developed market equity performance. The index is comprised of securities from 21 developed markets, excluding U.S. and Canada.
[4]	The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
[5]	The JP Morgan Developed High Yield Index is designed to mirror the investable universe of the US dollar developed high yield corporate debt market, including domestic and international issues. International issues are comprised of only developed market issues.
[6]	The Morgan Stanley Capital International (MSCI) Emerging Markets Free IndexSM measures the performance of companies representative of the market structure of 26 emerging market countries in Europe, Latin America, and the Pacific basin. The MSCI Emerging Markets Free IndexSM excludes closed markets and those shares in otherwise free markets with are not purchasable by foreigners.
[7]	The Blended Benchmark Index consists of 60% Russell 3000® Index, 15% MSCI EAFE Index, 15% Lehman Brothers U.S. Aggregate Index, 5% JP Morgan Developed Market High Yield Index, and 5% MSCI Emerging Markets Free IndexSM. The New Blended Benchmark Index data given is based on information available as of July 31, 2001.
[8]	Inception date for Class 1 shares is April 15, 1997. Inception date for Class 2 shares is October 16, 2000. Inception date for Class 3 shares is November 11, 2002.
[9]	Index inception return is from the month end following the inception date.

19	Seasons Series Trust

STOCK PORTFOLIO

During the period shown in the bar chart, the highest return for a quarter was 22.80% (quarter ended 12/31/98) and the lowest return for a quarter was –15.32% (quarter ended 6/30/02). As of the most recent calendar quarter ended 6/30/07 the year-to-date return was 8.71%.

Average Annual Total Returns	Past	Past	Return Since
(as of the calendar year ended December 31, 2006)	One Year	Five Years	Inception[2]
Stock Portfolio Class 1	13.68%	5.89%	9.33%
Class 2	13.55%	5.72%	2.31%
Class 3	13.36%	N/A	13.41%
S&P 500®[1] Class 1	15.79%	6.19%	8.41%
Class 2	15.79%	6.19%	2.21%
Class 3	15.79%	N/A	13.82%

*	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
[1]	The Standard & Poor’s 500® Composite Stock Price Index (S&P 500®) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
[2]	Inception date for Class 1 shares is April 15, 1997. Inception date for Class 2 shares is October 16, 2000. Inception date for Class 3 shares is November 11, 2002.

Seasons Series Trust	20

LARGE CAP GROWTH PORTFOLIO

During the period shown in the bar chart, the highest return for a quarter was 13.69% (quarter ended 6/30/03) and the lowest return for a quarter was –17.84% (quarter ended 3/31/01). As of the most recent calendar quarter ended 6/30/07 the year-to-date return was 7.98%.

Average Annual Total Returns	Past	Past	Return Since
(as of the calendar year ended December 31, 2006)	One Year	Five Years	Inception[3]
Large Cap Growth Portfolio[1] Class 1	7.03%	3.91%	1.53%
Class 2	6.86%	3.74%	–2.34%
Class 3	6.76%	N/A	11.39%
S&P 500®/Citigroup Growth Index[2] Class 1	11.01%	3.31%	0.09% [4]
Class 2	11.01%	3.31%	–2.09%
Class 3	11.01%	N/A	9.33%

*	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
[1]	Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.
[2]	The S&P 500®/Citigroup Growth Index is constructed by measuring growth and value characteristics of the constituents of the S&P 500® Index across seven factors including: earnings-per-share growth rate, sales-per-share growth rate, internal growth rate, book-to-price ratio, cash flow-to-price ratio, sales-to-price ratio and dividend yield. The index is comprised of stocks identified as pure growth, plus a portion of the market capitalization of stocks that are neither classified as pure growth nor pure value. The style index series is unmanaged and market capitalization weighted.
[3]	Inception date for Class 1 shares is February 8, 1999. Inception date for Class 2 shares is October 16, 2000. Inception date for Class 3 shares is November 11, 2002.
[4]	Index inception return is from the month end following the inception date.

21	Seasons Series Trust

LARGE CAP COMPOSITE PORTFOLIO

During the period shown in the bar chart, the highest return for a quarter was 14.12% (quarter ended 6/30/03) and the lowest return for a quarter was –16.14% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/07 the year-to-date return was 7.48%.

Average Annual Total Returns	Past	Past	Return Since
(as of the calendar year ended December 31, 2006)	One Year	Five Years	Inception[3]
Large Cap Composite Portfolio[1] Class 1	14.31%	4.78%	2.91%
Class 2	14.19%	4.62%	0.21%
Class 3	14.00%	N/A	12.05%
S&P 500®[2] Class 1	15.79%	6.19%	3.30%
Class 2	15.79%	6.19%	2.21%
Class 3	15.79%	N/A	13.82%

*	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
[1]	Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.
[2]	The Standard & Poor’s 500® Composite Stock Price Index (S&P 500®) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
[3]	Inception date for Class 1 shares is February 8, 1999. Inception date for Class 2 shares is October 16, 2000. Inception date for Class 3 shares is November 11, 2002.

Seasons Series Trust	22

LARGE CAP VALUE PORTFOLIO

During the period shown in the bar chart, the highest return for a quarter was 17.95% (quarter ended 6/30/03) and the lowest return for a quarter was –19.47% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/07 the year-to-date return was 7.81%.

Average Annual Total Returns	Past	Past	Return Since
(as of the calendar year ended December 31, 2006)	One Year	Five Years	Inception[3]
Large Cap Value Portfolio[1] Class 1	19.96%	7.69%	7.46%
Class 2	19.76%	7.53%	7.36%
Class 3	19.68%	N/A	15.59%
S&P 500®/Citigroup Value Index[2] Class 1	20.80%	9.06%	6.44% [4]
Class 2	20.80%	9.06%	5.10%
Class 3	20.80%	N/A	16.22%

*	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
[1]	Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.
[2]	The S&P 500®/Citigroup Value Index is constructed by measuring growth and value characteristics of the constituents of the S&P 500® Index across seven factors including: earnings-per-share growth rate, sales-per-share growth rate, internal growth rate, book-to-price ratio, cash flow-to-price ratio, sales-to-price ratio and dividend yield. The index is comprised of stocks identified as pure value, plus a portion of the market capitalization of stocks that are neither classified as pure growth nor pure value. The style index series is unmanaged and market capitalization weighted.
[3]	Inception date for Class 1 shares is February 8, 1999. Inception date for Class 2 shares is October 16, 2000. Inception date for Class 3 shares is November 11, 2002.
[4]	Index inception return is from the month end following the inception date.

23	Seasons Series Trust

MID CAP GROWTH PORTFOLIO

During the period shown in the bar chart, the highest return for a quarter was 22.83% (quarter ended 12/31/01) and the lowest return for a quarter was –24.38% (quarter ended 9/30/01). As of the most recent calendar quarter ended 6/30/07 the year-to-date return was 11.96%.

Average Annual Total Returns	Past	Past	Return Since
(as of the calendar year ended December 31, 2006)	One Year	Five Years	Inception[3]
Mid Cap Growth Portfolio[1] Class 1	11.69%	9.30%	9.40%
Class 2	11.49%	9.13%	3.67%
Class 3	11.46%	N/A	18.16%
Russell Midcap® Growth Index[2] Class 1	10.66%	8.22%	6.08%
Class 2	10.66%	8.22%	–0.10%
Class 3	10.66%	N/A	19.00%

*	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
[1]	Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.
[2]	Russell Midcap® Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index.
[3]	Inception date for Class 1 shares is February 8, 1999. Inception date for Class 2 shares is October 16, 2000. Inception date for Class 3 shares is November 11, 2002.

Seasons Series Trust	24

MID CAP VALUE PORTFOLIO

During the period shown in the bar chart, the highest return for a quarter was 15.55% (quarter ended 6/30/03) and the lowest return for a quarter was –15.71% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/07 the year-to-date return was 9.77%.

Average Annual Total Returns	Past	Past	Return Since
(as of the calendar year ended December 31, 2006)	One Year	Five Years	Inception[3]
Mid Cap Value Portfolio[1] Class 1	15.69%	13.42%	14.10%
Class 2	15.52%	13.25%	14.29%
Class 3	15.38%	N/A	19.67%
Russell Midcap® Value Index[2] Class 1	20.22%	15.88%	13.00%
Class 2	20.22%	15.88%	15.25%
Class 3	20.22%	N/A	23.53%

*	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
[1]	Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.
[2]	Russell Midcap® Value Index is an unmanaged index of common stock prices that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000® Value Index.
[3]	Inception date for Class 1 shares is February 8, 1999. Inception date for Class 2 shares is October 16, 2000. Inception date for Class 3 shares is November 11, 2002.

25	Seasons Series Trust

SMALL CAP PORTFOLIO

During the period shown in the bar chart, the highest return for a quarter was 20.13% (quarter ended 6/30/03) and the lowest return for a quarter was –22.95% (quarter ended 9/30/01). As of the most recent calendar quarter ended 6/30/07 the year-to-date return was 8.71%.

Average Annual Total Returns	Past	Past	Return Since
(as of the calendar year ended December 31, 2006)	One Year	Five Years	Inception[3]
Small Cap Portfolio[1] Class 1	14.69%	6.22%	4.59%
Class 2	14.60%	6.06%	1.57%
Class 3	14.44%	N/A	15.16%
Russell 2000® Index[2] Class 1	18.37%	11.39%	9.97%
Class 2	18.37%	11.39%	9.63%
Class 3	18.37%	N/A	20.75%

*	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
[1]	Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001. Effective February 14, 2005, Salomon Brothers Asset Management, Inc. replaced Lord, Abbett & Co. LLC as manager of a component of the Portfolio. Effective December 1, 2006, ClearBridge Advisors, LLC replaced Salomon Brothers Asset Management, Inc. as manager of a component of the Portfolio.
[2]	Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index and is widely recognized as representative of small-cap growth stocks.
[3]	Inception date for Class 1 shares is February 8, 1999. Inception date for Class 2 shares is October 16, 2000. Inception date for Class 3 shares is November 11, 2002.

Seasons Series Trust	26

INTERNATIONAL EQUITY PORTFOLIO

During the period shown in the bar chart, the highest return for a quarter was 17.77% (quarter ended 6/30/03) and the lowest return for a quarter was –22.48% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/07 the year-to-date return was 10.83%.

Average Annual Total Returns	Past	Past	Return Since
(as of the calendar year ended December 31, 2006)	One Year	Five Years	Inception[3]
International Equity Portfolio[1] Class 1	23.96%	10.98%	3.90%
Class 2	23.73%	10.79%	3.12%
Class 3	23.66%	N/A	20.52%
MSCI EAFE Index[2] Class 1	26.34%	14.98%	7.43%
Class 2	26.34%	14.98%	7.87%
Class 3	26.34%	N/A	23.41%

*	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
[1]	Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.
[2]	The Morgan Stanley Capital International (MSCI) EAFE Index (Europe, Australasia, Far East) is a free floating-adjusted market capitalization index that is designed to measure developed market equity performance. The index is comprised of securities from 21 developed markets, excluding U.S. and Canada.
[3]	Inception date for Class 1 shares is February 8, 1999. Inception date for Class 2 shares is October 16, 2000. Inception date for Class 3 shares is November 11, 2002.

27	Seasons Series Trust

DIVERSIFIED FIXED INCOME PORTFOLIO

During the period shown in the bar chart, the highest return for a quarter was 4.47% (quarter ended 9/30/02) and the lowest return for a quarter was –3.01% (quarter ended 6/30/04). As of the most recent calendar quarter ended 6/30/07 the year-to-date return was 0.57%.

Average Annual Total Returns	Past	Past	Return Since
(as of the calendar year ended December 31, 2006)	One Year	Five Years	Inception[3]
Diversified Fixed Income Portfolio[1] Class 1	3.43%	4.11%	4.04%
Class 2	3.28%	3.96%	4.29%
Class 3	3.19%	N/A	2.97%
Lehman Brothers U.S. Aggregate Index[2] Class 1	4.33%	5.06%	5.62%
Class 2	4.33%	5.06%	6.07%
Class 3	4.33%	N/A	4.03%

*	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
[1]	Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.
[2]	The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
[3]	Inception date for Class 1 shares is February 8, 1999. Inception date for Class 2 shares is October 16, 2000. Inception date for Class 3 shares is November 11, 2002.

Seasons Series Trust	28

STRATEGIC FIXED INCOME PORTFOLIO

During the period shown in the bar chart, the highest return for a quarter was 4.20% (quarter ended 9/30/06) and the lowest return for a quarter was −0.79% (quarter ended 6/30/06). As of the most recent calendar quarter ended 6/30/07 the year-to-date return was 1.65%.

Average Annual Total Returns	Past	Return Since
(as of the calendar year ended December 31, 2006)	One Year	Inception[6]
Strategic Fixed Income Portfolio Class 3	7.39%	5.27%
Lehman Brothers U.S. Aggregate Index[1] Class 3	4.33%	3.09%
J.P. Morgan Emerging Market Bond Index Plus[2] Class 3	10.49%	11.32%	[7]
Merrill Lynch High Yield Master II Index[3] Class 3	11.77%	7.04%	[7]
Citigroup Mortgage-backed Securities Index[4] Class 3	5.15%	4.24%	[7]
Blended Benchmark Index[5] Class 3	9.13%	7.36%	[7]

Effective December 1, 2006, Western Asset Management Company replaced Salomon Brothers Asset Management, Inc. as manager of a component of the Portfolio.

*	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
[1]	The Lehman Brothers U.S. Aggregate Index provides a broad view of performance of the U.S. fixed income market.
[2]	The J.P. Morgan Emerging Market Bond Index Plus (EMBI+) tracks total returns for traded external debt instruments in the emerging markets. The instruments include external-currency-denominated Brady bonds, loans and Eurobonds, as well as U.S. dollar local market instruments.
[3]	The Merrill Lynch High Yield Master II Index tracks the performance of below investment grade U.S. dollar-denominated corporate bonds publicly traded in the U.S. domestic market.
[4]	The Citigroup Mortgage-backed Securities Index is an index of 30- and 15-year mortgages related securities issued by U.S. government agencies.
[5]	The Blended Benchmark Index consists of 33.33% J.P. Mortgage Emerging Market Bond Plus Index, 33.33% Merrill Lynch High Yield Master II Index and 33.34% Citigroup Mortgage-backed Securities Index.
[6]	Inception date for Class 3 shares is February 14, 2005.
[7]	Index inception return is from the month end following the inception date.

29	Seasons Series Trust

CASH MANAGEMENT PORTFOLIO

During the period shown in the bar chart, the highest return for a quarter was 1.47% (quarter ended 12/31/00) and the lowest return for a quarter was 0.00% (quarter ended 6/30/04). As of the most recent calendar quarter ended 6/30/07 the year-to-date return was 2.41%.

Average Annual Total Returns	Past	Past	Return Since
(as of the calendar year ended December 31, 2006)	One Year	Five Years	Inception[2]
Cash Management Portfolio[1] Class 1	4.53%	1.82%	2.80%
Class 2	4.38%	1.68%	2.06%
Class 3	4.29%	N/A	1.74%
US Treasury Bills, 0-3 Months Index Class 1	4.67%	2.35%	3.20% [3]
Class 2	4.67%	2.35%	2.62%
Class 3	4.67%	N/A	2.51%

*	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
[1]	Effective February 14, 2005, Columbia Management Advisors, LLC (formerly Banc of America Capital Management, LLC) assumed management of the Portfolio. The Portfolio was previously managed by SunAmerica, the Adviser.
[2]	Inception date for Class 1 shares is February 8, 1999. Inception date for Class 2 shares is October 16, 2000. Inception date for Class 3 shares is November 11, 2002.
[3]	Index inception return is from the month end following the inception date.

Seasons Series Trust	30

FOCUS GROWTH PORTFOLIO

During the period shown in the bar chart, the highest return for a quarter was 18.03% (quarter ended 6/30/03) and the lowest return for a quarter was –16.54% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/07 the year-to-date return was 7.52%.

Average Annual Total Returns	Past	Past	Return Since
(as of the calendar year ended December 31, 2006)	One Year	Five Years	Inception[4]
Focus Growth Portfolio[1] Class 1	5.85%	4.60%	–1.54%
Class 2	5.79%	4.47%	0.05%
Class 3	5.56%	N/A	11.42%
Russell 3000® Growth Index[2] Class 1	9.46%	3.02%	–5.09%
Class 2	9.46%	3.02%	–3.81%
Class 3	9.46%	N/A	11.44%
S&P 500®[3] Class 1	15.79%	6.19%	1.47%
Class 2	15.79%	6.19%	2.21%
Class 3	15.79%	N/A	13.82%

*	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
[1]	Effective October 1, 2002, Salomon Brothers Asset Management, Inc. replaced Jennison Associates LLC as manager of a component of the portfolio. Effective February 14, 2005, Credit Suisse Asset Management, LLC and Janus Capital Management LLC replaced Fred Alger Management, Inc. and Salomon Brothers Asset Management Inc as managers of components of the Portfolio. Effective August 23, 2006, Credit Suisse Asset Management, LLC no longer serves as a subadviser to a component of the Portfolio, SunAmerica assumed management of that component of the Portfolio.
[2]	The Russell 3000® Growth Index measures the performance of those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in the index are also members of the Russell 3000® Growth or the Russell 2000® Growth indexes. The change in indices was made because the Russell Growth Index is more representative of the Portfolio’s investment strategy.
[3]	The Standard & Poor’s 500® Composite Stock Price Index (S&P 500®) is an unmanaged, weighted index of 500 large company stocks that is widely recognised as representative of the performance of the U.S. stock market.
[4]	Inception date for Class 1 shares is July 5, 2000. Inception date for Class 2 shares is October 16, 2000. Inception date for Class 3 shares is November 11, 2002.

31	Seasons Series Trust

FOCUS TECHNET PORTFOLIO

During the period shown in the bar chart, the highest return for a quarter was 47.62% (quarter ended 12/31/01) and the lowest return for a quarter was –48.47% (quarter ended 9/30/01). As of the most recent calendar quarter ended 6/30/07 the year-to-date return was 9.67%.

Average Annual Total Returns	Past	Past	Return Since
(as of the calendar year ended December 31, 2006)	One Year	Five Years	Inception[3]
Focus TechNet Portfolio[1] Class 2	−0.58%	4.58%	−7.64%
Class 3	−0.58%	N/A	20.58%
NASDAQ 100® Index[2] Class 2	7.28%	2.48%	−4.43%
Class 3	7.28%	N/A	14.74%

*	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
[1]	Effective March 4, 2003, Van Wagoner Capital Management, Inc. (“Van Wagoner”) was terminated as a subadviser for a component of the Focus TechNet Portfolio. SunAmerica, as investment adviser and manager, monitored that component of the Portfolio until September 15, 2003, when BAMCO, Inc. was engaged as subadviser to manage such component of the Portfolio.
[2]	The NASDAQ® 100 Index is a market capitalization weighted, unmanaged index of 100 of the largest non-financial domestic common stocks listed on the National Market tier of the NASDAQ Stock Market.
[3]	Inception date for Class 2 shares is December 29, 2000. Inception date for Class 3 shares is November 11, 2002.

Seasons Series Trust	32

FOCUS GROWTH AND INCOME PORTFOLIO

During the period shown in the bar chart, the highest return for a quarter was 19.03% (quarter ended 6/30/03) and the lowest return for a quarter was –17.89% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/07 the year-to-date return was 6.15%.

Average Annual Total Returns	Past	Past	Return Since
(as of the calendar year ended December 31, 2006)	One Year	Five Years	Inception[3]
Focus Growth and Income Portfolio[1] Class 2	18.65%	8.12%	3.17%
Class 3	18.60%	N/A	14.07%
S&P 500®[2] Class 2	15.79%	6.19%	2.94%
Class 3	15.79%	N/A	13.82%

*	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
[1]	Effective October 1, 2001, an additional Manager, Harris Associates L.P., assumed management for a component of the Portfolio. Additionally, effective July 29, 2002, Thornburg Investment Management, Inc. replaced SunAmerica, the Adviser, for another component of the Portfolio. Effective August 1, 2005, Harris Associates L.P., was replaced as manager for a component of the Portfolio. SunAmerica, as Adviser, has assumed management of that component of the Portfolio.
[2]	The Standard & Poor’s 500® Composite Stock Price Index (S&P 500®) is an unmanaged weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
[3]	Inception date for Class 2 shares is December 29, 2000. Inception date for Class 3 shares is November 11, 2002.

33	Seasons Series Trust

FOCUS VALUE PORTFOLIO

During the period shown in the bar chart, the highest return for a quarter was 20.75% (quarter ended 6/30/03) and the lowest return for a quarter was –18.07% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/07 the year-to-date return was 12.05%.

Average Annual Total Returns	Past	Past	Return Since
(as of the calendar year ended December 31, 2006)	One Year	Five Years	Inception[4]
Focus Value Portfolio[1] Class 2	23.69%	11.59%	14.51%
Class 3	23.55%	NA	21.01%
Russell 3000® Value Index[2] Class 2	22.34%	11.20%	12.27%
Class 3	22.34%	NA	18.59%
Russell 1000® Value Index[3] Class 2	22.25%	10.86%	11.82%
Class 3	22.25%	NA	18.24%

*	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
[1]	Effective June 16, 2003, J.P. Morgan Investment Management Inc. replaced Thornburg Investment Management, Inc. as manager of a component of the Portfolio. Effective January 23, 2006, Northern Trust Investments, N.A. (NTI) replaced American Century Investment Management, Inc. as manager of a component of the Portfolio.
[2]	The Russell 3000® Value Index is an unmanaged index of common stock prices that measures the performance of those Russell 3000® companies with lower price-to-book ratios and lower forecasted growth values.
[3]	The Russell 1000® Value Index measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.
[4]	Inception date for Class 2 shares is October 1, 2001. Inception date for Class 3 shares is November 11, 2002.

Seasons Series Trust	34

ALLOCATION GROWTH PORTFOLIO

During the period shown in the bar chart, the highest return for a quarter was 7.68% (quarter ended 12/31/06) and the lowest return for a quarter was –2.45% (quarter ended 6/30/06). As of the most recent calendar quarter ended 6/30/07 the year-to-date return was 8.56%.

Average Annual Total Returns	Past	Return Since
(as of the calendar year ended December 31, 2006)	One Year	Inception[4]
Allocation Growth Portfolio Class 3	15.80%	12.60%
S&P 500 Index[1] Class 3	15.79%	11.07%
Lehman Brothers U.S. Aggregate Index[2] Class 3	4.33%	3.09%
Blended Benchmark Index[3] Class 3	15.20%	10.70%

*	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
[1]	The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States.
[2]	The Lehman Brothers U.S. Aggregate Index provides a broad view of performance of the U.S. fixed income market.
[3]	The Blended Benchmark Index consists of 95% S&P 500 Index and 5% Lehman Brothers U.S. Aggregate Index.
[4]	Inception date for Class 3 shares is February 14, 2005.

35	Seasons Series Trust

ALLOCATION MODERATE GROWTH PORTFOLIO

During the period shown in the bar chart, the highest return for a quarter was 6.75% (quarter ended 12/31/06) and the lowest return for a quarter was −2.15% (quarter ended 6/30/06). As of the most recent calendar quarter ended 6/30/07 the year-to-date return was 7.32%.

Average Annual Total Returns	Past	Return Since
(as of the calendar year ended December 31, 2006)	One Year	Inception[4]
Allocation Growth Portfolio Class 3	14.02%	11.00%
S&P 500 Index[1] Class 3	15.79%	11.07%
Lehman Brothers U.S. Aggregate Index[2] Class 3	4.33%	3.09%
Blended Benchmark Index[3] Class 3	13.44%	9.50%

*	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
[1]	The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States.
[2]	The Lehman Brothers U.S. Aggregate Index provides a broad view of performance of the U.S. fixed income market.
[3]	The Blended Benchmark Index consists of 80% S&P 500 Index and 20% Lehman Brothers U.S. Aggregate Index.
[4]	Inception date for Class 3 shares is February 14, 2005.

Seasons Series Trust	36

ALLOCATION MODERATE PORTFOLIO

During the period shown in the bar chart, the highest return for a quarter was 5.76% (quarter ended 12/31/06) and the lowest return for a quarter was –1.75% (quarter ended 6/30/06). As of the most recent calendar quarter ended 6/30/07 the year-to-date return was 6.09%.

Average Annual Total Returns	Past	Return Since
(as of the calendar year ended December 31, 2006)	One Year	Inception[4]
Allocation Growth Portfolio Class 3	12.25%	9.52%
S&P 500 Index[1] Class 3	15.79%	11.07%
Lehman Brothers U.S. Aggregate Index[2] Class 3	4.33%	3.09%
Blended Benchmark Index[3] Class 3	11.69%	8.29%

*	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
[1]	The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States.
[2]	The Lehman Brothers U.S. Aggregate Index provides a broad view of performance of the U.S. fixed income market.
[3]	The Blended Benchmark Index consists of 65% S&P 500 Index and 35% Lehman Brothers U.S. Aggregate Index.
[4]	Inception date for Class 3 shares is February 14, 2005.

37	Seasons Series Trust

ALLOCATION BALANCED PORTFOLIO

During the period shown in the bar chart, the highest return for a quarter was 4.59% (quarter ended 12/31/06) and the lowest return for a quarter was –1.33% (quarter ended 6/30/06). As of the most recent calendar quarter ended 6/30/07 the year-to-date return was 4.83%.

Average Annual Total Returns	Past	Return Since
(as of the calendar year ended December 31, 2006)	One Year	Inception[4]
Allocation Balanced Portfolio Class 3	10.22%	7.86%
S&P 500 Index[1] Class 3	15.79%	11.07%
Lehman Brothers U.S. Aggregate Index[2] Class 3	4.33%	3.09%
Blended Benchmark Index[3] Class 3	9.97%	7.09%

*	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
[1]	The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States.
[2]	The Lehman Brothers U.S. Aggregate Index provides a broad view of performance of the U.S. fixed income market.
[3]	The Blended Benchmark Index consists of 50% S&P 500 Index and 50% Lehman Brothers U.S. Aggregate Index.
[4]	Inception date for Class 3 shares is February 14, 2005.

Seasons Series Trust	38

EXPENSE SUMMARY

The table below describes the fees and expenses you may pay if you remain invested in each Portfolio. Each Portfolio’s annual operating expenses do not reflect the separate account fees charged in the Variable Contracts, as defined herein, in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.

If you are invested in a Seasons Managed Allocation Portfolio, you pay the expenses of that Portfolio and indirectly pay a proportionate share of the expenses of an Underlying Portfolio. The amount of indirect expenses borne by a Seasons Managed Allocation Portfolio is based upon the percentage of its assets that are allocated to the Underlying Portfolios. Because the annual operating expenses of each Underlying Portfolio, and a Seasons Managed Allocation Portfolio’s allocation to that Underlying Portfolio, will vary from year to year, the indirect expenses borne by the Seasons Managed Allocation Portfolio will vary from year to year.

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)

							Multi-Managed
	Multi-Managed Growth			Multi-Managed Moderate			Income/Equity
	Portfolio(2)(6)			Growth Portfolio(2)(6)			Portfolio(2)(6)
	Class 1	Class 2	Class 3	Class 1	Class 2	Class 3	Class 1	Class 2	Class 3

Management Fees	0.89%	0.89%	0.89%	0.85%	0.85%	0.85%	0.81%	0.81%	0.81%
Service (12b-1) Fees	0.00%	0.15%	0.25%	0.00%	0.15%	0.25%	0.00%	0.15%	0.25%
Other Expenses	0.18%	0.17%	0.17%	0.11%	0.11%	0.11%	0.12%	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.07%	1.21%	1.31%	0.96%	1.11%	1.21%	0.93%	1.08%	1.18%

				Asset Allocation:
	Multi-Managed Income			Diversified			Stock
	Portfolio(2)(6)			Growth Portfolio(2)(3)(5)			Portfolio(2)
	Class 1	Class 2	Class 3	Class 1	Class 2	Class 3	Class 1	Class 2	Class 3

Management Fees	0.77%	0.77%	0.77%	0.83%	0.83%	0.83%	0.84%	0.84%	0.84%
Service (12b-1) Fees	0.00%	0.15%	0.25%	0.00%	0.15%	0.25%	0.00%	0.15%	0.25%
Other Expenses	0.16%	0.15%	0.15%	0.21%	0.21%	0.21%	0.09%	0.09%	0.09%
Acquired Portfolio Fees and Expenses	0.00%	0.00%	0.00%	0.02%	0.02%	0.02%	N/A	N/A	N/A
Total Annual Portfolio Operating Expenses	0.93%	1.07%	1.17%	1.06%	1.21%	1.31%	0.93%	1.08%	1.18%

	Large Cap Growth			Large Cap Composite			Large Cap Value
	Portfolio(2)(6)			Portfolio(1)(2)(6)			Portfolio(2)(6)
	Class 1	Class 2	Class 3	Class 1	Class 2	Class 3	Class 1	Class 2	Class 3

Management Fees	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.79%	0.79%	0.79%
Service (12b-1) Fees	0.00%	0.15%	0.25%	0.00%	0.15%	0.25%	0.00%	0.15%	0.25%
Other Expenses	0.13%	0.13%	0.13%	0.38%	0.38%	0.38%	0.11%	0.11%	0.11%
Total Annual Portfolio Operating Expenses	0.93%	1.08%	1.18%	1.18%	1.33%	1.43%	0.90%	1.05%	1.15%

	Mid Cap Growth			Mid Cap Value			Small Cap
	Portfolio(2)(6)			Portfolio(2)(6)			Portfolio(1)(2)(6)(8)
	Class 1	Class 2	Class 3	Class 1	Class 2	Class 3	Class 1	Class 2	Class 3

Management Fees	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Service (12b-1) Fees	0.00%	0.15%	0.25%	0.00%	0.15%	0.25%	0.00%	0.15%	0.25%
Other Expenses	0.16%	0.16%	0.16%	0.12%	0.12%	0.12%	0.22%	0.22%	0.22%
Total Annual Portfolio Operating Expenses	1.01%	1.16%	1.26%	0.97%	1.12%	1.22%	1.07%	1.22%	1.32%

39	Seasons Series Trust

	International Equity Portfolio(1)(2)(6)(8)			Diversified Fixed Income Portfolio(6)			Strategic Fixed Income Portfolio
	Class 1	Class 2	Class 3	Class 1	Class 2	Class 3	Class 1	Class 2	Class 3

Management Fees	0.94%	0.94%	0.94%	0.70%	0.70%	0.70%	N/A	N/A	0.80%
Service (12b-1) Fees	0.00%	0.15%	0.25%	0.00%	0.15%	0.25%	N/A	N/A	0.25%
Other Expenses	0.31%	0.31%	0.30%	0.10%	0.10%	0.10%	N/A	N/A	0.16%
Total Annual Portfolio Operating Expenses	1.25%	1.40%	1.49%	0.80%	0.95%	1.05%	N/A	N/A	1.21%

	Cash Management			Focus Growth			Focus TechNet
	Portfolio			Portfolio(1)(2)(8)			Portfolio(1)(7)
	Class 1	Class 2	Class 3	Class 1	Class 2	Class 3	Class 1	Class 2	Class 3

Management Fees	0.45%	0.45%	0.45%	1.00%	1.00%	1.00%	N/A	1.20%	1.20%
Service (12b-1) Fees	0.00%	0.15%	0.25%	0.00%	0.15%	0.25%	N/A	0.15%	0.25%
Other Expenses	0.11%	0.10%	0.11%	0.11%	0.10%	0.10%	N/A	0.30%	0.30%
Total Annual Portfolio Operating Expenses	0.56%	0.70%	0.81%	1.11%	1.25%	1.35%	N/A	1.65%	1.75%

	Focus Growth and Income			Focus Value			Allocation Growth
	Portfolio(1)(8)			Portfolio(1)(2)(8)			Portfolio(5)
	Class 1	Class 2	Class 3	Class 1	Class 2	Class 3	Class 1	Class 2	Class 3

Management Fees	N/A	1.00%	1.00%	N/A	1.00%	1.00%	N/A	N/A	0.10%
Service (12b-1) Fees	N/A	0.15%	0.25%	N/A	0.15%	0.25%	N/A	N/A	None (4)
Other Expenses	N/A	0.15%	0.14%	N/A	0.12%	0.11%	N/A	N/A	0.04%
Acquired Portfolio Fees and Expenses	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	1.07%
Total Annual Portfolio Operating Expenses	N/A	1.30%	1.39%	N/A	1.27%	1.36%	N/A	N/A	1.21%

	Allocation Moderate			Allocation Moderate			Allocation Balanced
	Growth Portfolio(5)			Portfolio(5)			Portfolio(1)(5)(8)
	Class 1	Class 2	Class 3	Class 1	Class 2	Class 3	Class 1	Class 2	Class 3

Management Fees	N/A	N/A	0.10%	N/A	N/A	0.10%	N/A	N/A	0.10%
Service (12b-1) Fees	N/A	N/A	None (4)	N/A	N/A	None (4)	N/A	N/A	None (4)
Other Expenses	N/A	N/A	0.03%	N/A	N/A	0.04%	N/A	N/A	0.07%
Acquired Portfolio Fees and Expenses	N/A	N/A	1.05%	N/A	N/A	1.01%	N/A	N/A	0.96%
Total Annual Portfolio Operating Expenses	N/A	N/A	1.18%	N/A	N/A	1.15%	N/A	N/A	1.13%

(1)	The Adviser is voluntarily waiving fees and/or reimbursing expenses so that the total net expense ratios for the following Portfolio classes do not exceed the amounts set forth below:

	Class 1	Class 2	Class 3

Large Cap Composite Portfolio	1.10%	1.25%	1.35%
Small Cap Portfolio	1.15%	1.30%	1.40%
International Equity Portfolio	1.30%	1.45%	1.55%
Focus Growth Portfolio	1.30%	1.45%	1.55%
Focus TechNet Portfolio	N/A	1.65%	1.75%
Focus Growth and Income Portfolio	N/A	1.45%	1.55%
Focus Value Portfolio	N/A	1.45%	1.55%
Allocation Balanced Portfolio	N/A	N/A	0.35%

These waivers and reimbursements will continue indefinitely, but may be terminated at any time. The voluntary waivers and/or reimbursements described above are subject to recoupment by the Adviser from the Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser and maintain the voluntary expense limitations listed above.

Seasons Series Trust	40

(2)	Through expense offset arrangements resulting from broker commission recapture, a portion of the Portfolio’s other expenses have been reduced. For the year ended March 31, 2007, broker commission recapture amounts received by certain Portfolios were used to offset the Portfolio’s other expenses. “Other Expenses” do not take into account these expense reductions and are therefore higher than the other expenses of the Portfolio. Had the expense reductions been taken into account, “Total Annual Portfolio Operating Expenses” for Class 1, Class 2 and Class 3 would have been as follows:

	Class 1	Class 2	Class 3

Multi–Managed Growth Portfolio	1.05%	1.19%	1.29%
Multi–Managed Moderate Growth Portfolio	0.94%	1.09%	1.19%
Multi–Managed Income/Equity Portfolio*	0.93%	1.08%	1.18%
Multi–Managed Income Portfolio*	0.93%	1.07%	1.17%
Asset Allocation: Diversified Growth Portfolio	1.04%	1.19%	1.29%
Stock Portfolio*	0.93%	1.08%	1.18%
Large Cap Growth Portfolio*	0.93%	1.08%	1.18%
Large Cap Composite Portfolio	1.17%	1.32%	1.42%
Large Cap Value Portfolio*	0.90%	1.05%	1.15%
Mid Cap Growth Portfolio*	1.01%	1.16%	1.26%
Mid Cap Value Portfolio*	0.97%	1.12%	1.22%
Small Cap Portfolio	1.04%	1.19%	1.29%
International Equity Portfolio*	1.25%	1.40%	1.49%
Focus Growth Portfolio	1.10%	1.24%	1.34%
Focus Value Portfolio*	N/A	1.27%	1.36%

*	The amount by which brokerage commission recapture amounts reduced Portfolio expenses was less than 0.01%.

(3)	The Adviser is voluntarily waiving on an annual basis 0.10% of the Management Fees. Because the waiver is voluntary, it is not reflected as a reduction of the “Total Annual Portfolio Operating Expenses” listed above. In addition, this additional waived amount will not be taken into account when determining the ability of the Adviser to recoup any previously waived or reimbursed expenses.

(4)	Each Underlying Portfolio has a 12b-1 service fee of up to 0.25%.

(5)	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of average net assets provided in the Financial Highlights table which reflects the operating expenses of the Portfolios and do not include Acquired Portfolio Fees and Expenses.

(6)	“Other Expenses” include “acquired fund fees and expenses” (i.e., fees and expenses incurred indirectly by these portfolios as a result of investments in shares of one or more “acquired funds”, as defined in the registration form applicable to the portfolios, which generally include investments in other mutual funds, hedge funds, private equity funds, and other pooled investment vehicles), which fees and expenses were less than 0.01%.

(7)	For the fiscal year ended March 31, 2007, based on average daily net assets, the following Portfolio paid amounts to the Adviser to effectuate the recoupment described in footnote (1) and are included in “Total Annual Portfolio Operating Expenses”:

	Class 1	Class 2	Class 3

Focus Technet Portfolio	N/A	0.06%	0.06%

As of March 31, 2007, the Portfolio listed above had a balance subject to recoupment by the Adviser.

(8)	For the fiscal year ended March 31, 2007, based on average daily net assets, the following Portfolios paid amounts to the Adviser to effectuate the recoupment described in footnote (1). Had the expense recoupment been included in “Total Annual Portfolio Operating Expenses” the ratios would have been as follows:

	Class 1	Class 2	Class 3

Small Cap Portfolio	1.10%	1.25%	1.35%
International Equity Portfolio	1.29%	1.44%	1.54%
Focus Growth Portfolio*	1.11%	1.25%	1.35%
Focus Growth and Income Portfolio*	N/A	1.30%	1.39%
Focus Value Portfolio*	N/A	1.27%	1.36%
Allocation Balanced Portfolio	N/A	N/A	1.15%

*	The amount by which the recoupment amounts increased Portfolio expenses was less than 0.01%.

As of March 31, 2007, the Portfolios listed above no longer have a balance subject to recoupment by the Adviser.

41	Seasons Series Trust

Example

This Example is intended to help you compare the cost of investing in a Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year, reinvestment of all dividends and distributions, and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Multi-Managed Growth Portfolio*
Class 1 Shares	$109	$340	$590	$1,306
Class 2 Shares	$123	$384	$665	$1,466
Class 3 Shares	$133	$415	$718	$1,579
Multi-Managed Moderate Growth Portfolio*
Class 1 Shares	$98	$306	$531	$1,178
Class 2 Shares	$113	$353	$612	$1,352
Class 3 Shares	$123	$384	$665	$1,466
Multi-Managed Income Equity Portfolio*
Class 1 Shares	$95	$296	$515	$1,143
Class 2 Shares	$110	$343	$595	$1,317
Class 3 Shares	$120	$375	$649	$1,432
Multi-Managed Income Portfolio*
Class 1 Shares	$95	$296	$515	$1,143
Class 2 Shares	$109	$340	$590	$1,306
Class 3 Shares	$119	$372	$644	$1,420
Assets Allocation: Diversified Growth Portfolio*
Class 1 Shares	$108	$337	$585	$1,294
Class 2 Shares	$123	$384	$665	$1,466
Class 3 Shares	$133	$415	$718	$1,579
Stock Portfolio*
Class 1 Shares	$95	$296	$515	$1,143
Class 2 Shares	$110	$343	$595	$1,317
Class 3 Shares	$120	$375	$649	$1,432
Large Cap Growth Portfolio*
Class 1 Shares	$95	$296	$515	$1,143
Class 2 Shares	$110	$343	$595	$1,317
Class 3 Shares	$120	$375	$649	$1,432
Large Cap Composite Portfolio*
Class 1 Shares	$120	$375	$649	$1,432
Class 2 Shares	$135	$421	$729	$1,601
Class 3 Shares	$146	$452	$782	$1,713
Large Cap Value Portfolio*
Class 1 Shares	$92	$287	$498	$1,108
Class 2 Shares	$107	$334	$579	$1,283
Class 3 Shares	$117	$365	$633	$1,398
Mid Cap Growth Portfolio*
Class 1 Shares	$103	$322	$558	$1,236
Class 2 Shares	$118	$368	$638	$1,409
Class 3 Shares	$128	$400	$692	$1,523

Seasons Series Trust	42

	1 Year	3 Years	5 Years	10 Years

Mid Cap Value Portfolio*
Class 1 Shares	$99	$309	$536	$1,190
Class 2 Shares	$114	$356	$617	$1,363
Class 3 Shares	$124	$387	$670	$1,477
Small Cap Portfolio*
Class 1 Shares	$109	$340	$590	$1,306
Class 2 Shares	$124	$387	$670	$1,477
Class 3 Shares	$134	$418	$723	$1,590
International Equity Portfolio*
Class 1 Shares	$127	$397	$686	$1,511
Class 2 Shares	$143	$443	$766	$1,680
Class 3 Shares	$152	$471	$813	$1,779
Diversified Fixed Income Portfolio
Class 1 Shares	$82	$255	$444	$990
Class 2 Shares	$97	$303	$525	$1,166
Class 3 Shares	$107	$334	$579	$1,283
Strategic Fixed Income Portfolio
Class 3 Shares	$123	$384	$665	$1,466
Cash Management Portfolio
Class 1 Shares	$57	$179	$313	$701
Class 2 Shares	$72	$224	$390	$871
Class 3 Shares	$83	$259	$450	$1,002
Focus Growth Portfolio*
Class 1 Shares	$113	$353	$612	$1,352
Class 2 Shares	$127	$397	$686	$1,511
Class 3 Shares	$137	$428	$739	$1,624
Focus TechNet Portfolio
Class 2 Shares	$168	$520	$897	$1,955
Class 3 Shares	$178	$551	$949	$2,062
Focus Growth and Income Portfolio
Class 2 Shares	$132	$412	$713	$1,568
Class 3 Shares	$142	$440	$761	$1,669
Focus Value Portfolio*
Class 2 Shares	$129	$403	$697	$1,534
Class 3 Shares	$138	$431	$745	$1,635
Allocation Growth Portfolio(1)
Class 3 Shares	$123	$384	$665	$1,466
Allocation Moderate Growth Portfolio(1)
Class 3 Shares	$120	$375	$649	$1,432
Allocation Moderate Portfolio(1)
Class 3 Shares	$117	$365	$633	$1,398
Allocation Balanced Portfolio(1)
Class 3 Shares	$115	$359	$622	$1,375

*	The Example does not take into account voluntary fee waivers and/or expense reimbursements by the Adviser and expense reductions resulting from brokerage commission recapture arrangements. The fee waivers and/or expense reimbursements will continue indefinitely, but may be terminated at any time.

(1)	The Example includes the estimated indirect expenses of the Underlying Portfolios that the Seasons Managed Allocation Portfolios invest in.

43	Seasons Series Trust

The following are your costs after these voluntary fee waivers and/or expense reimbursements and expense reductions:

	1 Year	3 Years	5 Years	10 Years

Multi-Managed Growth Portfolio
Class 1 Shares	$107	$334	$579	$1,283
Class 2 Shares	$121	$378	$654	$1,443
Class 3 Shares	$131	$409	$708	$1,556
Multi-Managed Moderate Growth Portfolio
Class 1 Shares	$96	$300	$520	$1,155
Class 2 Shares	$111	$347	$601	$1,329
Class 3 Shares	$121	$378	$654	$1,443
Multi-Managed Income Equity Portfolio(1)
Class 1 Shares	$95	$296	$515	$1,143
Class 2 Shares	$110	$343	$595	$1,317
Class 3 Shares	$120	$375	$649	$1,432
Multi-Managed Income Portfolio(1)
Class 1 Shares	$95	$296	$515	$1,143
Class 2 Shares	$109	$340	$590	$1,306
Class 3 Shares	$119	$372	$644	$1,420
Asset Allocation: Diversified Growth Portfolio
Class 1 Shares	$96	$300	$520	$1,155
Class 2 Shares	$111	$347	$601	$1,329
Class 3 Shares	$121	$378	$654	$1,443
Stock Portfolio(1)
Class 1 Shares	$95	$296	$515	$1,143
Class 2 Shares	$110	$343	$595	$1,317
Class 3 Shares	$120	$375	$649	$1,432
Large Cap Growth Portfolio(1)
Class 1 Shares	$95	$296	$515	$1,143
Class 2 Shares	$110	$343	$595	$1,317
Class 3 Shares	$120	$375	$649	$1,432
Large Cap Composite Portfolio
Class 1 Shares	$111	$347	$601	$1,329
Class 2 Shares	$126	$393	$681	$1,500
Class 3 Shares	$136	$425	$734	$1,613
Large Cap Value Portfolio(1)
Class 1 Shares	$92	$287	$498	$1,108
Class 2 Shares	$107	$334	$579	$1,283
Class 3 Shares	$117	$365	$633	$1,398
Mid Cap Growth Portfolio(1)
Class 1 Shares	$103	$322	$558	$1,236
Class 2 Shares	$118	$368	$638	$1,409
Class 3 Shares	$128	$400	$692	$1,523
Mid Cap Value Portfolio(1)
Class 1 Shares	$99	$309	$536	$1,190
Class 2 Shares	$114	$356	$617	$1,363
Class 3 Shares	$124	$387	$670	$1,477
Small Cap Portfolio
Class 1 Shares	$106	$331	$574	$1,271
Class 2 Shares	$121	$378	$654	$1,443
Class 3 Shares	$131	$409	$708	$1,556

Seasons Series Trust	44

	1 Year	3 Years	5 Years	10 Years

International Equity Portfolio(1)
Class 1 Shares	$127	$397	$686	$1,511
Class 2 Shares	$143	$443	$766	$1,680
Class 3 Shares	$152	$471	$813	$1,779
Focus Growth Portfolio
Class 1 Shares	$112	$350	$606	$1,340
Class 2 Shares	$126	$393	$681	$1,500
Class 3 Shares	$136	$425	$734	$1,613
Focus Value Portfolio(1)
Class 2 Shares	$129	$403	$697	$1,534
Class 3 Shares	$138	$431	$745	$1,635

(1)	The amount of the voluntary fee waiver/or expense reimbursement by SunAmerica was less than 0.01%.

45	Seasons Series Trust

MORE INFORMATION ABOUT THE PORTFOLIOS

Investment Strategies

Each Portfolio has its own investment goal and principal investment strategy for pursuing it as described in the “Trust Highlights.” The charts below summarize information about each Portfolio’s and Managed Component’s investments. We have included a glossary to define the investment and risk terminology used in the charts and throughout this Prospectus. Unless otherwise indicated, investment restrictions, including percentage limitations, apply at the time of purchase. You should consider your ability to assume the risks involved before investing in a Portfolio or Managed Component through the various Variable Contracts.

The Variable Contracts offer four variable investment “Strategies.” You should be aware that if you select a Strategy you will not invest directly in one of the Portfolios. Instead, each Strategy invests in three of the six Seasons Portfolios and the allocation of assets among the Portfolios will vary depending on the objective of the Strategy.

Additional Information about the Seasons Portfolios

Four of the Seasons Portfolios are Multi-Managed Seasons Portfolios, which means that they pursue their investment goals by allocating their assets among three or four Managed Components, as previously indicated in the chart on page 4. If you invest in one of the Multi-Managed Seasons Portfolios, it is important for you to understand how the information in the charts provided below applies specifically to your investment. To summarize the allocation strategy, because the Multi-Managed Growth and Multi-Managed Moderate Growth Portfolios seek long-term growth of capital, each therefore allocates a relatively larger percentage of its assets to the Aggressive Growth/SunAmerica and Growth/Janus components than do the other two Multi-Managed Seasons Portfolios. In contrast, the Multi-Managed Income/Equity and Multi-Managed Income Portfolios focus on preservation of principal or capital and therefore allocate a relatively larger percentage of their assets to the Balanced/Lord Abbett/SunAmerica and Fixed Income/Wellington Management components. The Multi-Managed Income/Equity and the Multi-Managed Income Portfolios do not allocate any percentage of their assets to the Aggressive Growth/SunAmerica component.

You should carefully review the investment goals and policies of each Multi-Managed Seasons Portfolios to understand how each Managed Component applies to an investment in any of the Multi-Managed Season Portfolios. For example, if you select a Strategy that invests heavily in the Multi-Managed Income Portfolio, you should be aware that this Portfolio distributes its assets among the Growth/Janus component, the Balanced/Lord Abbett/SunAmerica component and the Fixed Income/Wellington Management component in a ratio of 8%/8.5%/8.5%/75%, respectively. Also, if you select a Strategy that invests heavily in the Multi-Managed Income Portfolio you should be aware that this Portfolio invests three quarters of its assets in the Fixed Income/Wellington Management component. So, when reviewing the charts provided below, please keep in mind how the investment strategies and risks of each of the Managed Components applies to your investment.

Seasons Series Trust	46

Managed Components
	Aggressive Growth Component/ SunAmerica	Growth Component/ Janus	Balanced Component/ Lord Abbett/ SunAmerica	Fixed Income Component/ Wellington Management
What are the Portfolio’s/Managed Component’s principal investments?	• Equity securities, including those of lesser known or high growth companies or industries, such as technology, telecommunications, media, healthcare, energy and consumer cyclicals: -small-cap stocks	• Equity securities selected for their growth potential: -large-cap stocks -mid-cap stocks -small-cap stocks	• Equity securities:
-large-cap stocks
• Investment grade fixed income securities
• 70%/30% neutral equity/debt weighting for Multi-Managed Growth and Moderate Growth Portfolios (actual weighting may differ)
• 50%/50% neutral equity/debt weighting for Multi-Managed Income/Equity and Income Portfolios (actual weighting may differ)	• U.S. and foreign fixed income securities of varying maturities and risk/return characteristics (at least 80% investment grade securities and at least 80% U.S. dollar denominated securities)
• U.S. government securities
• Pass-through securities
• When-issued and delayed-delivery securities

What other types of investments may the Portfolio/Managed Component significantly invest in?	• Mid-cap stocks • Large-cap stocks • Short-term investments (up to 25%) • Options	• Junk bonds (up to 35%) • Short-term investments (up to 25%)	• Mid-cap stocks • Small-cap stocks (up to 20%) • Short-term investments (up to 25%) • Foreign securities (up to 25%) • ADRs/EDRs/GDRs • Emerging markets • PFICs • Junk bonds (up to 15%)	• Junk bonds (up to 20%) • Short-term investments (up to 20%) • Foreign securities (up to 20% denominated in foreign currencies; up to 100% denominated in U.S. dollars)

47	Seasons Series Trust

Managed Components
Aggressive Growth Component/ SunAmerica	Growth Component/ Janus	Balanced Component/ Lord Abbett/ SunAmerica	Fixed Income Component/ Wellington Management
What other types of investments may the Portfolio/Managed Component use as part of efficient portfolio management or to enhance return?	• Investment grade fixed income securities
• U.S. government securities
• Asset-backed and mortgage-backed securities
• Foreign securities
• ADRs/EDRs/GDRs
• Passive Foreign Investment Companies (PFICs)
• Options and futures
• Special situations	• Investment grade fixed income securities
• U.S. government securities
• Asset-backed and mortgage-backed securities
• Foreign securities
• ADRs/EDRs/GDRs
• Currency transactions
• Currency baskets
• Emerging markets
• Options and futures
• Special situations	• U.S. government securities
• Asset-backed and mortgage-backed securities
• Options and futures
• Special situations
• Currency transactions
• Currency baskets
• Exchange Traded Funds (ETFs)
• Hybrid instruments (up to 10%)	• Currency transactions
• Currency baskets
• PFICs
• Options and futures
• Special situations
• Forward foreign currency exchange contracts
• U.S. Treasury inflation protection securities
• Roll transactions
• Total return swaps (up to 10%)
• Short sales
• Forward commitments

What risks normally affect the Portfolio/Managed Component?	• Active trading
• Derivatives
• Emerging markets
• Foreign exposure
• Growth stocks
• Hedging
• Market volatility
• Non-diversified status
• Prepayment
• Securities selection
• Small and medium sized companies	• Active trading
• Credit quality
• Derivatives
• Emerging markets
• Foreign exposure
• Growth stocks
• Hedging
• Junk bonds
• Market volatility
• Non-diversified status
• Prepayment
• Securities selection
• Small and medium sized companies	• Credit quality
• Derivatives
• Emerging markets
• Foreign exposure
• Hedging
• Interest rate fluctuations
• Market volatility
• Non-diversified status
• Prepayment
• Securities selection
• Small and medium sized companies	• Active trading
• Credit quality
• Currency volatility
• Derivatives
• Emerging markets
• Foreign exposure
• Hedging
• Interest rate fluctuations
• Junk bonds
• Market volatility
• Non-diversified status
• Prepayment
• Securities selection
• Short sales risks

Seasons Series Trust	48

Seasons Portfolios
	Asset Allocation: Diversified Growth Portfolio	Stock Portfolio
What are the Portfolio’s/Managed Component’s principal investments?	• Strategic allocation of approximately 80% (with a range of 65-95%) of net assets to equity securities:
-large-cap stocks
-mid-cap stocks
-small-cap stocks
• Strategic allocation of approximately 20% (with a range of 5-35%) of assets to fixed income securities
	• Foreign securities (up to 60%)	• Common stocks (at least 80% of net assets)
What other types of investments may the Portfolio/Managed Component significantly invest in?	• Junk bonds (up to 20%) • Short-term investments (up to 20%)	• Short-term investments (up to 20%) • Foreign securities (up to 30%) • ADRs/EDRs/GDRs
What other types of investments may the Portfolio/Managed Component use as part of efficient portfolio management or to enhance return?	• Investment grade fixed income securities
• U.S. government securities
• Asset-backed and mortgage-backed securities
• Currency transactions
• Currency baskets
• Emerging markets
• PFICs
• Options and futures
• Special situations
• Hybrid instruments (up to 10%)
• ETFs
• REITs
• Mid-cap stocks
• Investment grade fixed income securities
• U.S. government securities
• Asset-backed and mortgage-backed securities
• Currency transactions
• Currency baskets
• Emerging markets
• PFICs
• REITs
• Options and futures
• Special situations
• Convertible securities and warrants
• ETFs
• Hybrid instruments (up to 10%)

What risks normally affect the Portfolio/Managed Component?	• Active trading
• Credit quality
• Derivatives
• Emerging markets
• Foreign exposure
• Growth stocks
• Hedging
• Interest rate fluctuations
• Junk bonds
• Market volatility
• Prepayment
• Securities selection
	• Small and medium sized companies	• Active trading • Derivatives • Emerging markets • Foreign exposure • Growth stocks • Hedging • Market volatility • Securities selection • Small and medium sized companies

49	Seasons Series Trust

Seasons Select Portfolios
	Large Cap Growth Portfolio	Large Cap Composite Portfolio	Large Cap Value Portfolio
What are the Portfolio’s principal investments?	• Equity securities of large companies (at least 80% of net assets) selected through a growth strategy	• Equity securities of large companies (at least 80% of net assets) that offer the potential for long-term growth of capital or dividends	• Equity securities of large companies (at least 80% of net assets) selected through a value strategy
What other types of investments may the Portfolio significantly invest in?	• Mid-cap stocks • Junk bonds (up to 20%) • Short-term investments (up to 20%) • Foreign securities • Emerging markets • ADRs/EDRs/GDRs • PFICs	• Mid-cap stocks • Junk bonds (up to 15%) • Short-term investments (up to 20%) • Foreign securities (up to 30%) • ADRs/EDRs/GDRs	• Mid-cap stocks • Short-term investments (up to 20%) • Foreign securities (up to 30%) • ADRs/EDRs/GDRs • PFICs
What other types of investments may the Portfolio use as part of efficient portfolio management or to enhance return?	• Small-cap stocks
• Investment grade fixed income securities
• U.S. government securities
• Asset-backed and mortgage-backed securities
• REITs
• Currency transactions
• Currency baskets
• Custodial receipts and trust certificates
• Options and futures
• Options on foreign currency
• Options on securities and securities indices
• Hybrid instruments (up to 10%):
– SPDRs
– iShares
• Interest rate caps, floors and collars
• Special situations
• ETFs
• Unseasoned companies	• Small-cap stocks
• Investment grade fixed income securities
• U.S. government securities
• Asset-backed and mortgage-backed securities
• PFICs
• REITs
• Currency transactions
• Currency baskets
• Emerging markets
• Options and futures
• Hybrid instruments (up to 10%)
• Interest rate swaps, mortgage swaps, caps, floors and collars
• Special situations
• Convertible securities and warrants
• ETFs	• Small-cap stocks
• Junk bonds (up to 10%)
• REITs
• Currency transactions
• Currency baskets
• Emerging markets
• Options and futures
• Hybrid instruments (up to 10%)
• Interest rate swaps, mortgage swaps, caps, floors and collars
• Convertible securities and warrants
• ETFs
• Investment grade fixed income securities
• U.S. government securities
• Asset-backed and mortgage-backed securities
• Special situations

What risks normally affect the Portfolio?	• Active trading
• Credit quality
• Derivatives
• Emerging markets
• Foreign exposure
• Growth stocks
• Hedging
• Indexing
• Interest rate fluctuations
• Junk bonds
• Market volatility
• Non-diversified status
• Prepayment
• Securities selection
• Small and medium sized companies	• Active trading
• Derivatives
• Emerging markets
• Foreign exposure
• Growth stocks
• Hedging
• Indexing
• Junk bonds
• Market volatility
• Non-diversified status
• Securities selection
• Small and medium sized companies	• Active trading
• Derivatives
• Emerging markets
• Foreign exposure
• Hedging
• Indexing
• Junk bonds
• Market volatility
• Non-diversified status
• Securities selection
• Small and medium sized companies
• Value investing

Seasons Series Trust	50

Seasons Select Portfolios
	Mid Cap Growth Portfolio	Mid Cap Value Portfolio	Small Cap Portfolio
What are the Portfolio’s principal investments?	• Equity securities of medium-sized companies (at least 80% of net assets) selected through a growth strategy	• Equity securities of medium-sized companies (at least 80% of net assets) selected through a value strategy	• Equity securities of small companies (at least 80% of net assets)
What other types of investments may the Portfolio significantly invest in?	• Large-cap stocks • Small-cap stocks • Short-term investments (up to 20%) • Foreign securities (up to 30%) • ADRs/EDRs/GDRs • PFICs	• Large-cap stocks • Small-cap stocks • Junk bonds (up to 20%) • Short-term investments (up to 20%) • Foreign securities (up to 30%) • ADRs/EDRs/GDRs • Special situations • PFICs	• Active trading • Junk bonds (up to 20%) • Short-term investments (up to 20%) • Foreign securities (up to 30%) • ADRs/EDRs/GDRs • PFICs • Options and futures
What other types of investments may the Portfolio use as part of efficient portfolio management or to enhance return?	• Investment grade fixed income securities
• U.S. government securities
• Asset-backed and mortgage-backed securities
• REITs
• Currency transactions
• Currency baskets
• Emerging markets
• Options and futures
• Hybrid instruments (up to 10%)
• Interest rate swaps, mortgage swaps, caps, floors and collars
• Convertible securities and warrants
• ETFs
• Special situations	• Investment grade fixed income securities
• U.S. government securities
• Asset-backed and mortgage-backed securities
• REITs
• Currency transactions
• Currency baskets
• Custodial receipts and trust certificates
• Emerging markets
• Options and futures
• Options on foreign currencies
• Options on securities and securities indices
• Hybrid instruments (up to 10%):
– SPDRs
– iShares
• Interest rate caps, floors and collars
• ETFs	• Large-cap stocks
• Mid-cap stocks
• Investment grade fixed income securities
• U.S. government securities
• Asset-backed and mortgage- backed securities
• REITs
• Emerging markets
• Hybrid instruments (up to 10%)
• Interest rate swaps, mortgage swaps, caps, floors and collars
• Special situations
• ETFs
• Unseasoned companies

What risks normally affect the Portfolio?	• Active trading
• Derivatives
• Emerging markets
• Foreign exposure
• Growth stocks
• Hedging
• Indexing
• Market volatility
• Non-diversified status
• Securities selection
• Small and medium sized companies
• Technology sector	• Active trading
• Credit quality
• Derivatives
• Emerging markets
• Foreign exposure
• Hedging
• Indexing
• Interest rate fluctuations
• Junk bonds
• Market volatility
• Non-diversified status
• Prepayment
• Securities selection
• Small and medium sized companies
• Value investing	• Active trading
• Credit quality
• Derivatives
• Emerging markets
• Foreign exposure
• Growth stocks
• Hedging
• Junk bonds
• Indexing
• Interest rate fluctuations
• Market volatility
• Non-diversified status
• Prepayment
• Securities selection
• Small and medium sized companies

51	Seasons Series Trust

Seasons Select Portfolios
International Equity Portfolio	Diversified Fixed Income Portfolio	Strategic Fixed Income Portfolio	Cash Management Portfolio
What are the Portfolio’s principal investments?	• Equity securities (at least 80% of net assets) of issuers in at least three countries other than the U.S.	• Fixed income securities (at least 80% of net assets) including U.S. and foreign government securities (“Net assets” will take into account any borrowings for investment purposes)
• Mortgage-backed securities
• Investment grade fixed income securities
• Foreign securities (up to 30%)
• Junk bonds (up to 20%)	• High yield (junk bonds) (up to 75%)
• Foreign securities:
  – emerging market governmental securities
  – emerging market corporate debt instruments
  – eurobonds
  – brady bonds
• Mortgage-backed securities
		• Investment grade fixed income securities	• A diversified selection of money market instruments
What other types of investments may the Portfolio significantly invest in?	• Large-cap stocks • Mid-cap stocks • Small-cap stocks • Junk bonds (up to 20%) • Short-term investments (up to 20%) • ADRs/EDRs/GDRs • PFICs • Foreign securities • Emerging markets	• Asset-backed and mortgage-backed securities • ADRs/EDRs/GDRs • PFICs • Short-term investments (up to 20%) • ETFs	• Asset-backed securities
• Currency transactions
• Short-term investments
• Commercial mortgage-backed securities (CMBs)
• Home equity loan asset-backed securities (HELs)
• Manufactured housing asset-backed securities (MHs)
• Mortgage pass-through securities, including ARMs
• Collateralized mortgage obligations (CMOs)
• Convertible securities
• Preferred stocks
• Zero coupon bonds
• Extendable Commercial Notes (ECNs)
• PIK bonds
• Deferred payment securities
		• Roll transactions	• Investment grade fixed income securities • U.S. government securities

Seasons Series Trust	52

Seasons Select Portfolios
International Equity Portfolio	Diversified Fixed Income Portfolio	Strategic Fixed Income Portfolio	Cash Management Portfolio
What other types of investments may the Portfolio use as part of efficient portfolio management or to enhance return?	• Investment grade fixed income securities
• U.S. government securities
• Asset-backed and mortgage-backed securities
• REITs
• Currency transactions
• Currency baskets
• Custodial receipts and trust certificate
• Options and futures
• Options of foreign currencies
• Options on securities and securities indices
• Hybrid instruments (up to 10%):
– SPDRs
– iShares
• Interest rate caps, floors and collars
• Special situations
• ETFs
• Unseasoned companies	• Currency transactions
• Currency baskets
• Emerging markets
• Options and futures
• Hybrid instruments (up to 10%)
• Interest rate swaps, mortgage swaps, caps, floors and collars
• Special situations	• Currency baskets
• Emerging markets
• Options and futures
• Hybrid instruments (up to 10%)
• Interest rate swaps, mortgage rate swaps, caps, floors and collars
• Special situations
• Short sales
• Loan participation and assignments
• Forward foreign currency exchange contracts
• Forward commitments
• Borrowing for temporary or emergency purposes (up to 33 1/3%)
• Inverse floaters
• Variable and floating rate obligations
• Asset-backed and mortgage-backed securities
What risks normally affect the Portfolio?	• Active trading
• Credit quality
• Derivatives
• Emerging markets
• Foreign exposure
• Hedging
• Indexing
• Interest rate fluctuations
• Junk bonds
• Market volatility
• Non-diversified status
• Prepayment
• Securities selection	• Active trading
• Credit quality
• Derivatives
• Emerging markets
• Foreign exposure
• Hedging
• Indexing
• Interest rate fluctuations
• Junk bonds
• Market volatility
• Prepayment
• Securities selection	• Active trading
• Credit quality
• Currency volatility
• Derivatives
• Emerging markets
• Foreign exposure
• Hedging
• Interest rate fluctuations
• Junk bonds
• Market volatility
• Prepayment
• Securities selection
		• Short sales risk	• Credit quality • Interest rate fluctuations • Market volatility • Securities selection

53	Seasons Series Trust

Seasons Focused Portfolios
Focus Growth Portfolio	Focus TechNet Portfolio	Focus Growth and Income Portfolio	Focus Value Portfolio
What are the Portfolio’s principal investments?	• Equity securities of companies of any market capitalization – common stocks – preferred stocks – convertible securities – warrants – rights	• Equity securities (at least 80% of net assets will be invested in technology companies)
  – large-cap stocks
  – mid-cap stocks
  – small-cap stocks
  – convertible securities
  – warrants
  – rights
	• Preferred stocks	• Equity securities of large cap companies: – common stocks – preferred stocks – convertible securities – warrants – rights	• Equity securities: – large-cap stocks – mid-cap stocks – small-cap stocks
What other types of investments may the Portfolio significantly invest in?	• Junk bonds (up to 20%) • Foreign securities	• Foreign securities • Junk bonds (up to 20%)	• Mid-cap stocks • Small-cap stocks • Foreign securities • Junk bonds (up to 20%)	• Foreign securities
• Junk bonds (up to 20%)
• Forward foreign currency exchange contracts
• ETFs
• REITs
• ADRs/EDRs/GDRs
• PFICs
• Investment companies
• Convertible securities
• Warrants
• Rights
• Preferred securities

What other types of investments may the Portfolio use as part of efficient portfolio management or to enhance return?	• Short-term investments (up to 20%)
• Defensive instruments
• Options and futures
• Special situations
• Currency transactions
• ETFs
• Fixed-income securities
• Hybrid instruments (up to 10%)
• REITs
• Forward foreign currency exchange contracts	• Short-term investments (up to 20%) • Defensive instruments • Options and futures • Special situations • Currency transactions • Fixed-income securities • Hybrid instruments (up to 10%)	• Short-term investments (up to 25%)
• Defensive instruments
• Options and futures
• Special situations
• Currency transactions
• Fixed-income securities
• Hybrid instruments (up to 10%)
• Forward foreign currency exchange contracts
• ETFs
		• REITs	• Short-term investments (up to 25%) • Defensive instruments • Options and futures • Special situations • Currency transactions • Hybrid instruments (up to 10%) • Fixed income securities

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Seasons Focused Portfolios
Focus Growth Portfolio	Focus TechNet Portfolio	Focus Growth and Income Portfolio	Focus Value Portfolio
What risks normally affect the Portfolio?	• Active trading
• Credit quality
• Derivatives
• Foreign exposure
• Growth stocks
• Hedging
• Interest rate fluctuations
• Junk bonds
• Market volatility
• Non-diversified status
• Securities selection
• Small and medium sized companies
• Emerging markets
• Value investing	• Active trading
• Credit quality
• Derivatives
• Emerging markets
• Foreign exposure
• Growth stocks
• Hedging
• Interest rate fluctuations
• Junk bonds
• Market volatility
• Non-diversified
status
• Securities selection
• Small and medium sized companies
• Technology sector	• Active trading
• Credit quality
• Derivatives
• Foreign exposure
• Growth stocks
• Hedging
• Interest rate fluctuations
• Junk bonds
• Market volatility
• Non-diversified status
• Securities selection
• Small and medium sized companies
• Emerging markets
• Value investing	• Active trading
• Derivatives
• Foreign exposure
• Growth stocks
• Hedging
• Junk bonds
• Market volatility
• Non-diversified status
• Securities selection
• Small and medium sized companies
• Value investing

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Seasons Managed Allocation Portfolios
	Allocation Growth Portfolio	Allocation Moderate Growth Portfolio	Allocation Moderate Portfolio	Allocation Balanced Portfolio
What are the Portfolio’s principal investments?	The Portfolio is structured as a “fund-of-funds” which means that it pursues its investment goal by investing in a combination of the Underlying Portfolios.
The Underlying Portfolios principally invest in:
• Equity securities
• Fixed income securities
• Foreign securities	The Portfolio is structured as a “fund-of-funds” which means that it pursues its investment goal by investing in a combination of the Underlying Portfolios.
The Underlying Portfolios principally invest in:
• Equity securities
• Fixed income securities
• Foreign securities	The Portfolio is structured as a “fund-of-funds” which means that it pursues its investment goal by investing in a combination of the Underlying Portfolios.
The Underlying Portfolios principally invest in:
• Equity securities
• Fixed income securities
• Foreign securities	The Portfolio is structured as a “fund-of-funds” which means that it pursues its investment goal by investing in a combination of the Underlying Portfolios.
The Underlying Portfolios principally invest in:
• Equity securities
• Fixed income securities
• Foreign securities
What other types of investments may the Portfolio invest in?	The Portfolio may only invest in a combination of the Underlying Portfolios	The Portfolio may only invest in a combination of the Underlying Portfolios	The Portfolio may only invest in a combination of the Underlying Portfolios	The Portfolio may only invest in a combination of the Underlying Portfolios
What other types of investments may the Portfolio use as part of efficient portfolio management or to enhance return?	See investment strategies of the Underlying Portfolios	See investment strategies of the Underlying Portfolios	See investment strategies of the Underlying Portfolios	See investment strategies of the Underlying Portfolios
What risks normally affect the Portfolio (directly or by investing in the Underlying Portfolios)?	• Securities selection • Non-diversified status • Market volatility • Small and medium sized companies • Interest rate fluctuations • Credit quality • Derivatives	• Securities selection • Non-diversified status • Market volatility • Small and medium sized companies • Interest rate fluctuations • Credit quality • Derivatives	• Securities selection • Non-diversified status • Market volatility • Small and medium sized companies • Interest rate fluctuations • Credit quality • Derivatives	• Securities selection • Non-diversified status • Market volatility • Small and medium sized companies • Interest rate fluctuations • Credit quality • Derivatives

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GLOSSARY

Investment Terminology

Borrowing for temporary or emergency purposes involves the borrowing of cash or securities by the Portfolio in limited circumstances, including to meet redemptions. Borrowing will cost the Portfolio interest expense and other fees. Borrowing may exaggerate changes in the Portfolio’s net asset value and the cost may reduce the Portfolio’s return.

Brady bonds are foreign securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady. For further information regarding Brady bonds, please see the supplemental glossary in the Statement of Additional Information, which is incorporated by reference into this prospectus.

A currency basket consists of specified amounts of currencies of certain foreign countries.

Currency transactions include the purchase and sale of currencies to facilitate the settlement of securities transactions and forward currency contracts, which are used to hedge against changes in currency exchange rates or to generate income. For example, a Portfolio may enter into foreign forward currency exchange contracts to gain exposure to a country or region.

Custodial receipts and trust certificates represent interests in securities held by a custodian or trustee. The securities so held may include U.S. government securities or other types of securities in which certain Portfolios may invest. The custodial receipts or trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party has entered into an interest rate swap or other arrangement with the custodian or trustee. For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. government or other issuer of the securities held by the custodian or trustee. If for tax purposes a Portfolio is not considered to be the owner of the underlying securities held in the custodial or trust account, the Portfolio may suffer adverse tax consequences. As a holder of custodial receipts and trust certificates, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account or trust. Certain Portfolios may also invest in separately issued interests in custodial receipts and trust certificates.

Defensive instruments include high quality fixed income securities, repurchase agreements and other money market instruments. A Portfolio will make temporary defensive investments in response to adverse market, economic, political or other conditions. When a Portfolio takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, a Portfolio may not achieve its investment goal.

Equity securities, such as common stocks, represent shares of equity ownership in a corporation. Common stocks may or may not receive dividend payments. Certain securities have common stock characteristics, including certain convertible securities such as convertible preferred stock, convertible bonds, warrants and rights, and may be classified as equity securities. Investments in equity securities and securities with equity characteristics include:

•	Convertible securities are securities (such as bonds or preferred stocks) that may be converted into common stock of the same or a different company.

•	Market capitalization ranges. Companies are determined to be large-cap companies, mid-cap companies, or small-cap companies based upon the total market value of the outstanding securities of the company at the time of purchase. Large-Cap companies will generally include companies whose market capitalizations, at the time of purchase, are equal to or greater than the smallest company in the Russell 1000® Index during the most recent 12-month period. During the 12-month period ending May 31, 2007, the smallest company in the Russell 1000® Index during the most recent 12-months had a market-cap of $1.26 billion. Mid-Cap companies will generally include companies whose market capitalizations, at time of purchase, range from the smallest company included in the Russell

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Midcap® Index to the largest company in the Russell Midcap® Index during the most recent 12-month period. During the 12-month period ending May 31, 2007, the smallest company in the Russell Midcap® Index had a market-cap of $1.26 billion and the largest company in the Russell Midcap® Index had a market-cap of $30.0 billion. The Mid Cap Growth Portfolio will consider mid-cap companies as those companies that fall within the capitalization range of either the Russell Midcap® Index or the S&P MidCap 400® Index. Small-Cap companies will generally include companies whose market capitalizations, at time of purchase, are equal to or less than the largest company in the Russell 2000® Index during the most recent 12-month period. During the 12-month period ending May 31, 2007, the largest company in the Russell 2000® index had a market-cap of $4.85 billion.

Due to fluctuations in market conditions, there may be some overlap among capitalization categories. The market capitalization of companies within any Portfolio’s investments may change over time; however, a Portfolio will not sell a stock just because a company has grown to a market capitalization outside the appropriate range. The Portfolios may, on occasion, purchase companies with a market capitalization above or below the range.

•	Warrants are rights to buy common stock of a company at a specified price during the life of the warrant.

•	Rights represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public.

Exchange Traded Funds (ETFs) are a type of investment company bought and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market index. The risk of owning an ETF reflects the risk of owning securities in the underlying index it is designed to track. Lack of liquidity in an ETF results in it being more volatile. In addition, as an investment company ETFs are subject to fees and expenses.

Extendable Commercial Notes (ECNs) are very similar to commercial paper except that with ECNs, the issuer has the option to extend maturity to 390 days. ECNs are issued at a discount rate with an initial redemption of not more than 90 days from the date of issue. The issuer of an ECN has the option to extend maturity to 390 days. If ECNs are not redeemed by the issuer on the initial redemption date the issuer will pay a premium (step-up) rate based on the ECNs’ credit rating at the time. For further information regarding ECNs, please see the supplemental glossary in the Statement of Additional Information, which is incorporated by reference into this Prospectus.

Fixed income securities are broadly classified as securities that provide for periodic payment, typically interest or dividend payments, to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others do not provide for repayment of a principal amount. The issuer of a senior fixed income security is obligated to make payments on this security ahead of other payments to security holders. Investments in fixed income securities include:

•	U.S. government securities are issued or guaranteed by the U.S. government, its agencies and instrumentalities. Some U.S. government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer’s right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

•	An investment grade fixed income security is rated in one of the top four rating categories by a debt rating agency (or is considered of comparable quality by the Manager).

•	A junk bond is a high yield, high risk bond that does not meet the credit quality standards of an investment grade security.

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•	Pass-through securities involve various debt obligations that are backed by a pool of mortgages or other assets. Principal and interest payments made on the underlying asset pools are typically passed through to investors. Types of pass-through securities include mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities, and asset-backed securities.

•	Preferred stocks receive dividends at a specified rate and have preference over common stock in the payment of dividends and the liquidation of assets.

•	Zero-Coupon Bonds, Deferred Interest Bonds and PIK Bonds. Zero coupon and deferred interest bonds are debt obligations issued or purchased at a significant discount from face value. A step-coupon bond is one in which a change in interest rate is fixed contractually in advance. Payable-in-kind (“PIK”) bonds are debt obligations that provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations.

Foreign securities are issued by companies located outside of the United States, including emerging markets. Foreign securities may include foreign corporate and government bonds, foreign equity securities, foreign investment companies, passive foreign investment companies (PFICs), American Depositary Receipts (ADRs) or other similar securities that represent interests in foreign equity securities, such as European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). Certain companies based outside the United States may not be considered foreign securities if their operations are linked primarily to the United States. In general, the Manager may not consider ADRs and securities of companies domiciled outside the U.S. but whose principal trading market is in the U.S. to be foreign securities. An emerging market country is generally one with a low or middle income economy or that is in the early stages of its industrialization cycle. For fixed income investments, an emerging market includes those where the sovereign credit rating is below investment grade. Emerging market countries may change over time depending on market and economic conditions and the list of emerging market countries may vary by Manager.

Forward commitments are contracts to purchase or sell securities at a fixed price with delivery and cash settlement to occur at a future date beyond normal settlement time. At the time that a Portfolio enters into a forward commitment to sell a security, the Portfolio may not hold that security. A Portfolio may also dispose of or renegotiate a commitment prior to settlement. At settlement, the value of the securities may be more or less than the purchase price.

Forward foreign currency exchange contracts involve bilateral obligations of one party to purchase, and another party to sell, a specific currency at a future date (which may be any fixed number of days from the date the contract is entered into). These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

Hybrid instruments, such as indexed (i.e., Standard and Poor’s Depositary Receipts (SPDRs) and iSharesSM) and structured securities and other ETFs, can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an investment could be zero.

Interest rate swaps, mortgage swaps, caps, floors and collars. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates. Mortgage swaps are similar to interest-rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, upon which the value of interest payments is based, is tied to a reference pool or pools of mortgages.

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Inverse Floaters are leveraged inverse floating rate debt instruments. The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. Certain inverse floaters may be deemed to be illiquid securities for purposes of a Portfolio’s limitation on investments in such securities.

Loan participations and assignments are investments in which a Portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. The highly leveraged nature of many such loans may make such loans especially vulnerable to adverse changes in economic or market conditions. As a result, a Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

Options and futures are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets, currencies or a market or economic index. An option gives its owner the right, but not the obligation, to buy (“call”) or sell (“put”) a specified amount of a security, or other asset or currency, at a specified price within a specified time period. Certain Portfolios may purchase listed options on various indices. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial instrument, index, etc. at a specified future date and price. Certain Portfolios may sell covered call and put options and purchase put and call options on any securities in which the Portfolios may invest or on any securities index consisting of securities in which it may invest. A Portfolio may also, to the extent consistent with its investment policies, purchase and sell put and call options on foreign currencies.

REITs (real estate investment trusts) are trusts that invest primarily in commercial real estate or real estate related loans. The value of an interest in a REIT may be affected by the value and the cash flows of the properties owned or the quality of the mortgages held by the trust.

Roll transactions involve the sale of mortgage or other asset-backed securities with the commitment to purchase substantially similar (same type, coupon, maturity) but not identical securities on a specified future date.

Short sales involve the selling of a security which the Portfolio does not own in anticipation of a decline in the market value of the security. In such transactions, the Portfolio borrows the security for delivery to the buyer and must eventually replace the borrowed security for return to the lender. The Portfolio bears the risk that the price at the time of replacement may be greater than the price at which the security was sold. A short sale is “against the box” to the extent that a Portfolio contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short.

Short-term investments include money market securities such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers’ acceptances and certificates of deposit. These securities provide a Portfolio with sufficient liquidity to meet redemptions and cover expenses.

A special situation arises when, in the opinion of the Manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

Total return swaps are contracts under which one party agrees to make payments of the total return from the underlying asset during the specified period.

Unseasoned companies are companies that have operated less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with established operating records.

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U.S. Treasury inflation protection securities are issued by the United States Department of Treasury with a nominal return linked to the inflation rate in prices. The index used to measure inflation is the non-seasonally adjusted U.S. City Average All Items Consumer Price Index for All Urban Consumers. The value of the principal is adjusted for inflation, and pays interest every six months. The interest payment is equal to a fixed percentage of the inflation-adjusted value of the principal. The final payment of principal of the security will not be less than the original par amount of the security at issuance.

Variable and floating rate obligations normally will involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate, such as rates on Treasury Bonds or Bills or the prime rate at a major commercial bank, and that a bondholder can demand payment of the obligations on behalf of the Portfolio on short notice at par plus accrued interest, which amount may be more or less than the amount the bondholder paid for them. The maturity of floating or variable rate obligations (including participation interests therein) is deemed to be the longer of (i) the notice period required before a Portfolio is entitled to receive payment of the obligation upon demand or (ii) the period remaining until the obligation’s next interest rate adjustment. If not redeemed by the Portfolio through the demand feature, the obligations mature on a specified date which may range up to thirty years from the date of issuance.

When-issued and delayed delivery transactions call for the purchase or sale of securities at an agreed upon price on a specified future date. At the time of delivery of the security, the value may be more or less than the purchase price.

About the Indices

•	The Citigroup Mortgage-backed Securities Index is an index of 30- and 15-year mortgages related securities issued by U.S. government agencies.

•	The JP Morgan Developed Market High Yield Index is designed to mirror the investable universe of the US dollar developed high yield corporate debt market, including domestic and international issues. International issues are comprised of only developed market issues.

•	The J.P. Morgan Emerging Market Bond Index (EMBI+) tracks total returns for traded external debt instruments in the emerging markets. The instruments include external-currency-denominated Brady bonds, loans and Eurobonds, as well as U.S. dollar local market instruments.

•	Lehman Brothers U.S. Aggregate Index combines several Lehman Brothers fixed-income indices to give a broad view of the performance of the U.S. fixed income market.

•	The Merrill Lynch High Yield Master II Index tracks the performance of below investment grade U.S. dollar-denominated corporate bonds publicly traded in the U.S. domestic market.

•	The Morgan Stanley Capital International (MSCI) EAFE Index (Europe, Australasia, Far East) is a free floating-adjusted market capitalization index that is designed to measure developed market equity performance. The index is comprised of securities from 21 developed markets, excluding U.S. and Canada.

•	The Morgan Stanley Capital International (MSCI) Emerging Markets Free Indexsm measures the performance of companies representative of the market structure of 26 emerging market countries in Europe, Latin America, and the Pacific basin. The MSCI Emerging Markets Free Indexsm excludes closed markets and those share in otherwise free markets with are not purchasable by foreigners.

•	NASDAQ 100® Index is a market capitalization weighted, unmanaged index of 100 of the largest non-financial domestic common stocks listed on the National Market tier of the NASDAQ Stock Market.

•	The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.

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•	Russell 1000® Value Index is an unmanaged index of common stock prices that measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.

•	Russell 2000® Index is an unmanaged index of common stock prices that measures the performance of the 2,000 smallest companies in the Russell 3000® Index and is widely recognized as representative of small-cap growth stocks.

•	The Russell 3000® Index measures the performance of the 3,000 largest U.S. Companies based on total market capitalization, which represents approximately 98% of the investable U.S.-equity market.

•	Russell 3000® Growth Index measures the performance of those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in the index are also members of the Russell 1000® Growth or the Russell 2000® Growth indexes.

•	Russell 3000® Value Index is an unmanaged index of common stock prices that measures the performance of those Russell 3000® companies with lower price-to-book ratios and lower forecasted growth values.

•	Russell Midcap® Growth Index is an unmanaged index of common stock prices that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index.

•	Russell Midcap® Value Index is an unmanaged index of common stock prices that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000® Value Index.

•	S&P 500® Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is also an unmanaged market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value. The “500” is one of the most widely used benchmarks of U.S. equity performance.

Certain Portfolios (including the Underlying Portfolios) invest in either the growth or value “subset” of an index. These subsets are created by splitting an index according to “book-to-price” ratio (that is, the difference between an issuer’s “book value” and its market capitalization). The value subset of an index contains securities of issuers with lower book-to-price ratios, while a growth subset contains those of issuers with higher book-to-price ratios. The S&P 500®/Citigroup Growth and Value Indexes are constructed measuring growth and value characteristics of the constituents of the S&P 500® Index across seven factors including: earnings-per-share growth rate, sales-per-share growth rate, internal growth rate, book-to-price ratio, cash flow-to-price ratio, sales-to-price ratio and dividend yield. The value index is comprised of stocks identified as pure value, plus a portion of the market capitalization of stocks that are neither classified as pure growth nor pure value. The growth index is comprised of stocks identified as pure growth, plus a portion of the market capitalization of stocks that are neither classified as pure growth nor pure value. Each company in the index is assigned to either the value or growth index so that the two style indices “add up” to the full index. Like the full S&P indexes, the value and growth indexes are unmanaged and market capitalization-weighted, meaning that each stock is weighted in proportion to its market value. Investors cannot invest directly in the indexes.

Risk Terminology

Active trading:  A strategy used whereby the Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Portfolio. In addition, because a Portfolio may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. During periods of increased market volatility, active trading may be more pronounced. In the “Financial Highlights” section we provide each Portfolio’s portfolio turnover rate for each fiscal year in the past five years or since inception.

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Credit quality:  The creditworthiness of the issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. This type of issuer will typically issue junk bonds. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.

Currency volatility:  The value of a Portfolio’s foreign investments may fluctuate due to changes in currency rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of a Portfolio’s non-U.S. dollar denominated securities.

Derivatives:  A derivative is any financial instrument whose value is based on, and determined by, another security, currency, index or benchmark (e.g., stock options, futures, caps, floors, etc.). In recent years, derivative securities have become increasingly important in the field of finance. Futures and options are now actively traded on many different exchanges. Forward contracts, swaps, and many different types of options are regularly traded outside of exchanges by financial institutions in what are termed “over the counter” markets. Other more specialized derivative securities often form part of a bond or stock issue. To the extent a contract is used to hedge another position in the portfolio, the Portfolio will be exposed to the risks associated with hedging as described in this glossary. To the extent a forward, option or futures contract is used to enhance return, rather than as a hedge, a Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.

Foreign exposure:  Investors in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as in the U.S. Foreign investments will also be affected by local, political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when an issuer is in an emerging market. Historically, the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

Growth stocks:  Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market may reward growth stocks with price increases when expectations are met or exceeded.

Hedging:  Hedging is a strategy in which a Portfolio uses a derivative security to reduce certain risk characteristics of an underlying security or portfolio of securities. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the derivative will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.

Indexing:  The passively managed index portion of each Multi-Managed Seasons Select Portfolio will not sell securities in its portfolio and buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, you may suffer losses that you would not experience with an actively managed mutual fund.

Interest rate fluctuations:  The volatility of fixed income securities is due principally to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates. As interest rates rise, the value of such securities typically falls, and as interest rates fall, the value of such securities typically rise. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

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Junk Bonds:  A significant investment in junk bonds is considered speculative. Junk bonds carry a substantial risk of default or changes in the issuer’s creditworthiness, or they may already be in default.

Market volatility:  The stock and/or bond markets as a whole could go up or down (sometimes dramatically). This could affect the value of the securities in a Portfolio’s portfolio.

Non-diversified status:  Portfolios registered as “non-diversified” investment companies can invest a larger portion of their assets in the stock of a single company than can diversified investment companies, and thus they can concentrate in a smaller number of securities. A non-diversified investment company’s risk may increase because the effect of each security on the Portfolio’s performance is greater.

Prepayment:  Prepayment risk is the possibility that the principal of the loans underlying mortgage-backed or other pass-through securities may be prepaid at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. As a result of prepayments, in periods of declining interest rates a Portfolio may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by a Portfolio may exhibit price characteristics of longer-term debt securities.

Securities selection:  A strategy used by a Portfolio, or securities selected by its portfolio manager, may fail to produce the intended return.

Short sale risks:  Short sales by a Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.

Small and medium sized companies:  Companies with smaller market capitalizations tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements. Securities of medium sized companies are also usually more volatile and entail greater risks than securities of large companies.

Technology sector:  The industries in which technology companies may be found can be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants, worldwide scientific and technological developments and changes in governmental regulation and policies. There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the price of securities in this sector have tended to be volatile. A Portfolio that invests primarily in technology-related issuers, bears an additional risk that economic events may affect a substantial portion of the Portfolio’s investments. In addition, at times, equity securities of technology-related issuers may underperform relative to other sectors. The technology sector includes companies from various industries, including computer hardware, software, semiconductors, telecommunications, electronics, aerospace and defense, health care equipment, and biotechnology, among others.

Value investing:  When investing in securities which are believed to be undervalued in the market, there is a risk that the market may not recognize a security’s intrinsic value for a long period of time, or that a stock judged to be undervalued may actually be appropriately priced.

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MANAGEMENT

Investment Adviser and Manager

AIG SunAmerica Asset Management Corp. SunAmerica serves as investment adviser and manager for all the Portfolios of the Trust. SunAmerica selects the Subadvisers for the Portfolios, manages the investments for certain Portfolios or portions of Portfolios, provides various administrative services and supervises the daily business affairs of each Portfolio.

SunAmerica, located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311, was organized in 1982 as a corporation under the laws of the State of Delaware, and managed, advised or administered assets in excess of $53.2 billion as of March 31, 2007. SunAmerica is an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). SunAmerica is engaged in providing investment advice and management services to the Trust, other mutual funds and pension funds. In addition to serving as adviser to the Trust, SunAmerica serves as adviser, manager and/or administrator for AIG Series Trust, Anchor Series Trust, SunAmerica Focused Series, Inc., SunAmerica Equity Funds, SunAmerica Focused Alpha Growth Fund, Inc., SunAmerica Focused Alpha Large Cap Fund, Inc., SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Series Trust, SunAmerica Senior Floating Rate Fund, Inc., VALIC Company I and VALIC Company II.

In addition to serving as the investment adviser and manager to the Trust and each Portfolio and supervising activities of the other Subadvisers, SunAmerica manages the Aggressive Growth/SunAmerica and the fixed income portion of the Balanced/Lord Abbett/SunAmerica components of the Multi-Managed Seasons Portfolios, and portions of the Large Cap Composite, Small Cap, Diversified Fixed Income, Focus Growth, Focus TechNet and Focus Growth and Income Portfolios.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory contract of each Portfolio is available in the annual or semi-annual shareholder reports.

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For the fiscal year ended March 31, 2007 each Portfolio paid SunAmerica a fee equal to the following percentage of average daily net assets:

Portfolio	Fee

Multi-Managed Growth Portfolio	0.89%
Multi-Managed Moderate Growth Portfolio	0.85%
Multi-Managed Income/Equity Portfolio	0.81%
Multi-Managed Income Portfolio	0.77%
Asset Allocation: Diversified Growth Portfolio	0.83%
Stock Portfolio	0.84%
Large Cap Growth Portfolio	0.80%
Large Cap Composite Portfolio	0.80%
Large Cap Value Portfolio	0.79%
Mid Cap Growth Portfolio	0.85%
Mid Cap Value Portfolio	0.85%
Small Cap Portfolio	0.85%
International Equity Portfolio	0.94%
Diversified Fixed Income Portfolio	0.70%
Strategic Fixed Income Portfolio	0.80%
Cash Management Portfolio	0.45%
Focus Growth Portfolio	1.00%
Focus TechNet Portfolio	1.20%
Focus Growth and Income Portfolio	1.00%
Focus Value Portfolio	1.00%
Allocation Growth Portfolio	0.10%
Allocation Moderate Growth Portfolio	0.10%
Allocation Moderate Portfolio	0.10%
Allocation Balanced Portfolio	0.10%

SunAmerica compensates the Subadvisers out of the fees that it receives from the Portfolios. SunAmerica may terminate any agreement with a Subadviser without shareholder approval. Moreover, SunAmerica has received an exemptive order from the Securities and Exchange Commission (“SEC”) that permits SunAmerica, subject to certain conditions, to enter into agreements relating to the Trust with Subadvisers that have no affiliation with SunAmerica (“unaffiliated Subadvisers”) approved by the Board of Trustees without obtaining shareholder approval. The exemptive order also permits SunAmerica, subject to the approval of the Board but without shareholder approval, to employ new Subadvisers for new or existing Portfolios, change the terms of particular agreements with unaffiliated Subadvisers or continue the employment of existing Subadvisers after events that would otherwise cause an automatic termination of a Subadviser agreement. Shareholders of a Portfolio have the right to terminate an agreement with a Subadviser for that Portfolio at any time by a vote of the majority of the outstanding voting securities of such Portfolio. Shareholders will be notified of any Subadviser changes. The order also permits the Trust to disclose to shareholders the Subadviser fees only in the aggregate for each Portfolio. Each of the Subadvisers, except for AIGGIC, is unaffiliated with SunAmerica and discharges its responsibilities subject to the policies of the Trustees and the oversight and supervision of SunAmerica, which pays the Subadvisers fees. These fees do not increase Portfolio expenses.

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Portfolio Management

The management of each Portfolio and Managed Component is summarized in the following tables.

Seasons Portfolios
Portfolio	Portfolio management allocated among the following managers
Multi-Managed Growth Portfolio
• Janus
(through Growth/Janus component)
• Lord Abbett
(through Balanced/Lord Abbett/SunAmerica component)
• SunAmerica
(through Aggressive Growth/SunAmerica component and Balanced/Lord Abbett/SunAmerica component)
• Wellington Management
(through Fixed Income/Wellington Management component)

Multi-Managed Moderate Growth Portfolio
• Janus
(through Growth/Janus component)
• Lord Abbett
(through Balanced/Lord Abbett/SunAmerica component)
• SunAmerica
(through Aggressive Growth/SunAmerica component and Balanced/Lord Abbett/SunAmerica component)
• Wellington Management
(through Fixed Income/Wellington Management component)

Multi-Managed Income/Equity Portfolio
• Janus
(through Growth/Janus component)
• Lord Abbett
(through Balanced/Lord Abbett/SunAmerica component)
• SunAmerica
(through Balanced/Lord Abbett/SunAmerica component)
• Wellington Management
(through Fixed Income/Wellington Management component)

Multi-Managed Income Portfolio
• Janus
(through Growth/Janus component)
• Lord Abbett
(through Balanced/Lord Abbett/SunAmerica component)
• SunAmerica
(through Balanced/Lord Abbett/SunAmerica component)
• Wellington Management
(through Fixed Income/Wellington Management component)

Asset Allocation: Diversified Growth Portfolio	• Putnam
Stock Portfolio	• T. Rowe Price

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Seasons Select Portfolios
Portfolio	Portfolio management allocated among the following managers
Large Cap Growth Portfolio	• AIGGIC • GSAM • Janus
Large Cap Composite Portfolio	• AIGGIC • SunAmerica • T. Rowe Price
Large Cap Value Portfolio	• AIGGIC • T. Rowe Price • Wellington Management
Mid Cap Growth Portfolio	• AIGGIC • T. Rowe Price • Wellington Management
Mid Cap Value Portfolio	• AIGGIC • GSAM • Lord Abbett
Small Cap Portfolio	• AIGGIC • ClearBridge • SunAmerica
International Equity Portfolio	• AIGGIC • GSAM-International • Lord Abbett
Diversified Fixed Income Portfolio	• AIGGIC • SunAmerica • Wellington Management
Strategic Fixed Income Portfolio	• AIGGIC • Franklin • Western Asset
Cash Management Portfolio	• CMA

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Seasons Focused Portfolios
Portfolio	Portfolio management allocated among the following managers
Focus Growth Portfolio	• SunAmerica • Janus • Marsico
Focus TechNet Portfolio	• RCM • SunAmerica • BAMCO
Focus Growth and Income Portfolio	• SunAmerica • Marsico • Thornburg
Focus Value Portfolio	• NTI • Third Avenue • JPMorgan

Seasons Managed Allocation Portfolios
Portfolio	Portfolio management allocated among the following managers
Allocation Growth Portfolio	• Ibbotson
Allocation Moderate Growth Portfolio	• Ibbotson
Allocation Moderate Portfolio	• Ibbotson
Allocation Balanced Portfolio	• Ibbotson

The Statement of Additional Information provides information regarding the portfolio managers listed below, including other accounts they manage, their ownership interest in the Portfolio(s) that they serve as portfolio manager, and the structure and method used by the Adviser/Subadviser to determine their compensation.

SunAmerica is responsible for making the day-to-day investment decisions for the Aggressive Growth component and a portion of the Balanced component of the Multi-Managed Growth Portfolio, Multi-Managed Moderate Growth Portfolio, Multi-Managed Income/Equity Portfolio and Multi-Managed Income Portfolio, and for a component of each of the Large Cap Composite Portfolio, Small Cap Portfolio, Diversified Fixed Income Portfolio, Focus Growth Portfolio, Focus TechNet Portfolio and Focus Growth and Income Portfolio.

The Aggressive Growth component of the Multi-Managed Portfolios and Small Cap Portfolio are managed by Jay Rushin. Mr. Rushin joined SunAmerica in December 2005 and is currently a Senior Vice President and Portfolio Manager. Mr. Rushin has over ten years experience in the investment industry, focusing the past eight years on the small-cap and mid-cap growth segments of the market. Prior to joining SunAmerica, he was a lead portfolio manager at AIM Management Group, where he was responsible for a small-cap and mid-cap growth team, and its respective portfolios from 1998 to 2005.

The fixed income portion of the Balanced component of the Multi-Managed Portfolios is managed by a team including Bryan Petermann, John Yovanovic, Tim Lindvall, CFA, Raphael Davis and Robert Vanden Assem, CFA. Each member of the team has portfolio management responsibilities with both SunAmerica and AIGGIC. AIGGIC is an indirect wholly-owned subsidiary of AIG and is part of AIG Investments (“AIGI”), formerly, AIG Global Investment Group. Mr. Petermann is Managing Director and Head of High Yield Portfolio Management for AIGI. Mr. Petermann joined AIGI as a research analyst with the acquisition of American General Investment Management, L.P. (“AGIM”) in 2001. He became a Portfolio Manager of high yield bonds for AIGI in October 2003. Mr. Yovanovic is Managing Director and Portfolio Manager for AIGI.

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Mr. Yovanovic joined AIGI with the acquisition of AGIM in 2001. He became a Portfolio Manager of high yield bonds for AIGI in September 2005. Previously, he was a senior high yield trader and research analyst. While in investment research, he served as the energy/utilities group head. Mr. Lindvall is Vice President and Portfolio Manager for AIGI. Mr. Lindvall joined AIGI in 2002 and became a Portfolio Manager in 2007. Prior to becoming a Portfolio Manager, he was a research analyst responsible for the exploration and production, oil field services, refining, pipeline, and electric sectors. Mr. Davis is Managing Director of Structured Products for AIGI. Mr. Davis is responsible for trading and portfolio management of AIG’s $17 billion agency MBS passthrough and CMO portfolios. Mr. Davis joined AIGI with the acquisition of AGIM in August 2001. During his seven years at AGIM, Mr. Davis was responsible for the trading and management of AGIM’s MBS, asset-backed securities, and money-market portfolios. Mr. Vanden Assem is Managing Director and Senior Portfolio Manager of High Grade Fixed Income for AIGI. Mr. Vanden Assem joined AIGI in 2001 and is responsible for the portfolio management of AIGI’s high grade total rate of return portfolios, long/short portfolios and affiliated accounts.

The Large Cap Composite Portfolio and Focus Growth and Income Portfolio are managed by Steven A. Neimeth. Mr. Neimeth, Senior Vice President and Portfolio Manager, joined SunAmerica as a portfolio manager in April 2004. From 2002 until he joined SunAmerica, Mr. Neimeth was a portfolio manager of the Neuberger Berman Large-Cap Value Fund. Between 1997 and 2002, Mr. Neimeth was a portfolio manager and research analyst at Bear Stearns Asset Management.

The Diversified Fixed Income Portfolio is managed by Michael Cheah, CFA. Mr. Cheah, Vice President and Portfolio Manager, joined SunAmerica in July 1999 as a portfolio manager responsible for all investment grade fixed income portfolios.

The Focus Growth Portfolio is managed by Gregory S. Parker. Mr. Parker, Director of Equity Research and Portfolio Manager, joined SunAmerica in February 2004, as Vice President and Senior Research Analyst covering the industrial sector (capital goods and transportation). Prior to joining SunAmerica, Mr. Parker was managing director and senior equity analyst at Harbert Management Corporation. Prior to that he held several positions at Schroder Investment Management, most recently, as the head of global industrial research, portfolio manager and senior research analyst.

The Focus TechNet Portfolio is managed by Andrew Sheridan. Mr. Sheridan, Vice President, Portfolio Manager and Senior Research Analyst, joined SunAmerica in 2003. He is a member of the research team covering the technology industry. Prior to joining SunAmerica, Mr. Sheridan worked in the research department at U.S. Trust and the market division of Greenwich Associates.

Information about the Subadvisers

The investment manager(s) and/or management team(s) that have joint and primary responsibility for the day-to-day management of the Portfolios are set forth below. Unless otherwise noted, a management team’s members share responsibility in making investment decisions on behalf of a Portfolio and no team member is limited in his/her role with respect to the management team.

SunAmerica compensates the various Subadvisers out of advisory fees that it receives form the respective Portfolios. SunAmerica may terminate any agreement with a Subadviser without shareholder approval.

Large Cap Composite Portfolio
Large Cap Growth Portfolio
Large Cap Value Portfolio
Mid Cap Growth Portfolio
Mid Cap Value Portfolio
Small Cap Portfolio
International Equity Portfolio
Diversified Fixed Income Portfolio
Strategic Fixed Income Portfolio

AIG Global Investment Corp. (AIGGIC), a New Jersey corporation, is an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”) and is a part of AIGI. AIGI comprises a group of international

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companies (including AIGGIC), which provide investment advice and market asset management products and services to clients around the world. As of March 31, 2007, AIGI managed approximately $687.5 billion, of which approximately $578.6 billion relates to AIG affiliates and $108.9 billion relates to client assets. These figures do not include assets sub-advised to third-party managers. AIGGIC is located at 70 Pine Street, New York, New York 10270.

The Large Cap Composite Portfolio, Large Cap Growth Portfolio, Large Cap Value Portfolio, Mid Cap Growth Portfolio, Small Cap Portfolio, International Equity Portfolio and Diversified Fixed Income Portfolio are managed by James O. Kurtz, John P. Toohey, Timothy Campion and Steve Skalicky. Mr. Kurtz, Vice President and Portfolio Manager, joined AIGI with the acquisition of AGIM in 2001. As a Senior Portfolio Manager, Mr. Kurtz is responsible for the management and trading of the wide variety of domestic and international equity index funds managed by AIGI. In addition, Mr. Kurtz and his team provide equity derivative and passive trading support for AIGI’s traditional and enhanced equity products. Prior to AIGI, Mr. Kurtz worked at Sears Investment Management Co. (“SIMCO”), the retirement fund management subsidiary of Sears, Roebuck and Co. from 1978 to 2000, most recently as Manager of Passive Equity Investments. At SIMCO, he managed the equity trading function and established and managed the firm’s indexing and derivative capabilities. Mr. Toohey, Managing Director, is responsible for overseeing the asset allocation and investments supporting AIG pension plans worldwide. From December 2000 to November 2003, he was Vice President of AIGI Global Risk Management. In this capacity, he was responsible for quantitative analysis relating to the AIG insurance company investment portfolios. Mr. Toohey joined AIGI in 2000. Mr. Toohey also sits on the AIG Derivative Committee, which oversees firm wide derivatives transactions and structure financial products. Mr. Campion, Vice President and Portfolio Manager, joined AIGI in 1999. He is a Portfolio Manager responsible for enhanced index products. Mr. Skalicky, Research Analyst, Assistant Trader, US. Equities and Portfolio Manager, joined AIGI in 2003. Prior to joining AIGI, he worked in Equities at UBS. Mr. Skalicky is currently a Level 1 Charted Financial Analyst candidate.

The Strategic Fixed Income Portfolio is managed by a team including Bryan Petermann, John Yovanovic and Tim Lindvall. Each member of the team has portfolio management responsibilities with AIGI. Mr. Petermann is Managing Director and Head of High Yield Portfolio Management for AIGI. Mr. Petermann joined AIGI as a research analyst with the acquisition of AGIM in 2001. He became a Portfolio Manager of high yield bonds for AIGI in October 2003. Mr. Yovanovic is Managing Director and Portfolio Manager for AIGI. Mr. Yovanovic joined AIGI with the acquisition of AGIM in 2001. He became a Portfolio Manager of high yield bonds for AIGI in September 2005. Previously, he was a senior high yield trader and research analyst. While in investment research, he served as the energy/utilities group head. Mr. Lindvall is Vice President and Portfolio Manager for AIGI. Mr. Lindvall joined AIGI in 2002 and became a Portfolio Manager in 2007. Prior to becoming a Portfolio Manager, he was a research analyst responsible for the exploration and production, oil field services, refining, pipeline, and electric sectors.

Focus TechNet Portfolio

BAMCO, Inc. (BAMCO) is a New York corporation, established in January 1987, registered with the SEC since March 1987, located at 767 5th Avenue, 49th Floor, New York, New York 10153, is the investment adviser to all of the Baron mutual funds and two Irish pooled investment vehicles, and it serves as investment subadviser to non-Baron related SEC registered investment companies and other pooled investment vehicles. As of March 31, 2007, BAMCO had approximately $18.5 billion in assets under management.

The BAMCO portion of the Focus TechNet Portfolio is managed by Michael Lippert, JD, CFA. Mr. Lippert is the portfolio manager for the Baron iOpportunity Fund. Mr. Lippert served as a senior research analyst on a team of analysts that provided research for the portfolio and the Baron Fifth Avenue Growth Fund. He has covered Internet communications, and media and entertainment, and business services companies since December 2001. Prior to joining BAMCO, he was a research analyst and general counsel for JLF Asset Management from April 2001, and from 2000 to 2001, he was a partner in the firm Baker & Botts.

Small Cap Portfolio

ClearBridge Advisors, LLC (ClearBridge), located at 399 Park Avenue, New York, New York 10022, is a wholly owned subsidiary of Legg Mason, Inc. (Legg Mason). Legg Mason, whose principal address is 100

71	Seasons Series Trust

Light Street, Baltimore, Maryland 21202, is a financial services holding company. As of March 31, 2007, ClearBridge had approximately $111.4 billion in assets under management.

The Small Cap Portfolio is managed by Peter J. Hable. Mr. Hable is a Managing Director at ClearBridge and has been with the firm (or its predecessors) since 1983.

Cash Management Portfolio

Columbia Management Advisors, LLC (CMA) is located at 100 Federal Street, Boston, Massachusetts 02110. CMA is dedicated to providing responsible investment management and superior service and manages money for corporations, endowments and foundations, public funds/municipalities and individuals. As of March 31, 2007, CMA had over $347.4 billion in assets under management.

The Cash Management Portfolio is managed by Patrick Graham. Mr. Graham joined CMA as a Director and Senior Fixed Income Portfolio Manager in October 2004. Prior to joining CMA, Mr. Graham was a Senior Money Market Portfolio Manager at Bank One Investment Advisors Corp., (1996-2004).

Strategic Fixed Income Portfolio

Franklin Advisers, Inc. (Franklin Advisers) was incorporated in California and registered with the SEC as an investment adviser in 1985. Franklin Advisers is a wholly owned subsidiary of Franklin Resources, Inc. (known as Franklin Templeton Investments), a publicly traded, global investment management organization. As of March 31, 2007, Franklin Advisers had approximately $576 billion in assets under management. Franklin Advisers is located at One Franklin Parkway, San Mateo, California 94403.

The Strategic Fixed Income Portfolio is managed by Roger Bayston, CFA. Mr. Bayston, Senior Vice President, joined Franklin Templeton in 1991.

Large Cap Growth Portfolio
Mid Cap Value Portfolio

Goldman Sachs Asset Management, L.P. (GSAM) is located at 32 Old Slip, New York, New York 10005. GSAM registered as an investment adviser in 1990. GSAM is one of the leading global investment managers, serving a wide range of clients including pension funds, foundations, insurance companies and individual investors. As of March 31, 2007, GSAM, along with other units of the Investment Management Division of Goldman Sachs & Co. (“Goldman Sachs”), had approximately $660.8 billion in assets under management.

The Large Cap Growth Portfolio is managed by Steven M. Barry, Gregory H. Ekizian and David G. Shell. Mr. Barry, Managing Director, Chief Investment Officer and Senior Portfolio Manager, joined GSAM as a portfolio manager in 1999. Mr. Ekizian, Managing Director, Chief Investment Officer and Senior Portfolio Manager, joined GSAM as Portfolio Manager and Co-Chair of the Growth Investment Committee in 1997. Mr. Shell, Managing Director, Chief Investment Officer and Senior Portfolio Manager, joined GSAM as a manager in 1997.

The Mid Cap Value Portfolio is managed by Andrew Braun, Dolores Bamford, CFA, Sean Gallagher, Lisa Parisi, CFA, and Eileen Rominger. Mr. Braun, Managing Director and Portfolio Manager, joined GSAM as a mutual fund product development analyst in July 1993. From January 1997 to April 2001, he was a research analyst on the Value team and became a portfolio manager in May 2001. Mr. Braun has 16 years of industry experience. Ms. Bamford, Managing Director and Portfolio Manager, joined GSAM as a portfolio manager for the Value team in April 2002. Prior to that, she was a portfolio manager at Putnam Investments for various products since 1991. Ms. Bamford has 18 years of industry experience. Mr. Gallagher, Managing Director and Portfolio Manager, joined GSAM as a research analyst in May 2000. He became a portfolio manager in December 2001. From October 1993 to May 2000, he was a research analyst at Merrill Lynch Asset Management. Mr. Gallagher has 14 years of industry experience. Ms. Parisi, Managing Director and Portfolio Manager, joined GSAM as a portfolio manager in August 2001. From December 2000 to August 2001, she was a portfolio manager at John A. Levin & Co. From March 1995 to December 2000, she was a portfolio manager and managing director at Valenzuela Capital. Ms. Parisi has 22 years of industry experience. Ms. Rominger, Managing Director, Chief Investment Officer and Senior Portfolio Manager, joined GSAM as a portfolio manager and Chief Investment Officer of the Value Equity team in 1999. Ms. Rominger has 27 years of industry experience.

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International Equity Portfolio

Goldman Sachs Asset Management International (GSAM-International) is a business unit of Goldman Sachs, and is located at Christchurch Court 10-15 Newgate Street, London EC1A 7HD. GSAM-International has been a member of the Investment Management Regulatory Organization Limited, a United Kingdom self-regulatory organization, since 1990 and a registered investment adviser since 1991. As of March 31, 2007, GSAM-International, along with other units of Goldman Sachs, had approximately $660.8 billion in assets under management.

The International Equity Portfolio is managed by Mark Beveridge, CFA, William Howard, CFA, Michael Stanes and Nuno Fernandes, CFA. Mr. Beveridge joined GSAM-International as Managing Director, Chief Investment Officer, non-U.S. Active Equity and Co-Chief Investment Officer of its UK/European Equity business in December 2004. From 1985 to 2004, Mr. Beveridge was with Franklin Templeton where he was Executive Vice President and Senior Portfolio Manager for non-U.S. portfolios. Mr. Howard joined GSAM-International in January 2005 as a Senior Portfolio Manager and now serves as Managing Director, Portfolio Manager, Global/International Equity Director of Research, non-US Active Equity. From 1993 to 2004, Mr. Howard worked at Franklin Templeton where he was a senior portfolio manager managing non-U.S. portfolios. Mr. Stanes joined GSAM-International as a portfolio manager in November 2002 and currently serves as Executive Director and Senior Portfolio Manager. From 1986 to 2001, he worked at Mercury Asset Management where he managed U.K. equity portfolios in London, Japanese equity portfolios in Tokyo and, most recently, U.S. and global equity portfolios in the U.S. Mr. Fernandes joined GSAM-International as a Senior Portfolio Manager research analyst on the Global Emerging Markets Equity team in April 1998. He was named a senior portfolio manager in April 1999. He currently serves as Executive Director and Senior Portfolio Manager.

Allocation Growth Portfolio
Allocation Moderate Growth Portfolio
Allocation Moderate Portfolio
Allocation Balanced Portfolio

Ibbotson Associates Advisors, LLC. (Ibbotson) is a wholly owned subsidiary of Ibbotson Associates, Inc. Ibbotson has principal offices at 225 N. Michigan Avenue, Suite 700, Chicago, Illinois 60601. Ibbotson provides subadvisory services to financial service firms. As of March 31, 2007, Ibbotson had approximately $35.9 billion in assets under management.

The Seasons Managed Allocation Portfolios are managed by Peng Chen, Ph.D., CFA, Carrie Scherkenbach, and Scott Wentsel, CFA, CFP. Peng Chen has served as president of Ibbotson since September 2006. Mr. Chen has served as Chief Investment Officer since 2004. He also was Director of Research from 2000 to 2004 and joined the firm in 1997. Ms. Scherkenbach has been with Ibbotson since 1999. Scott Wentsel joined Ibbotson as a senior portfolio manager in 2005. Previously, Mr. Wentsel held positions at Van Kampen and Scudder Investments.

Multi-Managed Growth Portfolio
Multi Managed Moderate Growth Portfolio
Multi-Managed Income/Equity Portfolio
Multi-Managed Income Portfolio
Large Cap Growth Portfolio
Focus Growth Portfolio

Janus Capital Management LLC (Janus) is a Delaware limited liability company with principal offices at 151 Detroit Street, Denver, Colorado 80206. Janus serves as investment adviser or subadviser to other mutual funds and individual, corporate, charitable and retirement accounts. As of March 31, 2007, Janus’ parent company, Janus Capital Group Inc., had approximately $176.2 billion in assets under management.

The Growth/Janus component of the Multi Managed Portfolios, Large Cap Growth Portfolio and Focus Growth Portfolio are managed by Scott W. Schoelzel. Mr. Schoelzel, Vice President and Portfolio Manager, has been a portfolio manager with Janus since joining the firm in 1994. He has managed the Janus Twenty Fund since August 1997 and the Janus Aspen Capital Appreciation Portfolio and the Janus Adviser Forty Fund (formerly,

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Janus Adviser Capital Appreciation Fund) since their inception. He also manages separate accounts and commingled portfolios in the Concentrated Aggressive Growth discipline.

Focus Value Portfolio

J.P. Morgan Investment Management Inc. (JPMorgan) is a Delaware corporation and is an indirect wholly owned subsidiary of JPMorgan Chase & Co. JPMorgan is located at 245 Park Avenue, New York, New York 10167. JPMorgan provides investment advisory services to a substantial number of institutional and other investors, including other registered investment advisers. As of March 31, 2007, JPMorgan, together with its affiliated companies, had approximately $1,053 billion in assets under management.

The Focus Value Portfolio is managed by Jonathan K.L. Simon. Mr. Simon is the head of the U.S. Equity Value Group. An employee since 1980, Jonathan manages the JPMorgan Mid Cap Value Fund, the JPMorgan Value Advantage Fund, and the JPMF US, Strategic Value Fund. In addition, he is a portfolio manager of the JPMorgan Diversified Mid Cap Value Fund, the JPMorgan Growth and Income Fund, the JPMorgan Equity Income Fund, and the JPMF America Equity Fund. Jonathan joined the firm as an analyst in the London office, and transferred to New York in 1983. He became portfolio manager in 1987 and served as president of Robert Fleming’s U.S. asset management operations from 1990 until 2000.

Multi-Managed Growth Portfolio
Multi Managed Moderate Growth Portfolio
Multi-Managed Income/Equity Portfolio
Multi-Managed Income Portfolio
Mid Cap Value Portfolio
International Equity Portfolio

Lord, Abbett & Co. LLC. (Lord Abbett) is located at 90 Hudson Street, Jersey City, New Jersey 07302, and has been an investment manager since 1929. Lord Abbett provides similar services to 55 mutual fund portfolios having various investment objectives and also advises other investment clients. As of March 31, 2007, Lord Abbett had approximately $113 billion in assets under management.

The equity sleeve of the Balanced component of the Multi-Managed Portfolios is managed by Daniel H. Frascarelli and Paul J. Volovich. Mr. Frascarelli, Partner and Director of Large Cap Core Equity, joined Lord Abbett in 1990, is a holder of a Chartered Financial Analyst designation, and has been in the investment business since 1983. Mr. Frascarelli heads the Balanced component/Lord Abbett team. Mr. Volovich, Portfolio Manager-Large Cap Core Equity, joined Lord Abbett in 1997 and is a holder of a Chartered Financial Analyst designation and has been in the investment business since 1995. Mr. Volovich is the other senior member of the Balanced component/Lord Abbett team.

The Mid Cap Value Portfolio is managed by Edward K. von der Linde and Howard E. Hansen. Mr. von der Linde heads the team. Mr. von der Linde, Partner at Lord Abbett, Investment Manager and Investment Team Leader, has been portfolio manager with Lord Abbett since 1988. Mr. Hansen, Partner at Lord Abbett, Investment Manager and Senior Investment Team Member, joined Lord Abbett in 1995.

The International Equity Portfolio is managed by Harold E. Sharon and Vincent J. McBride. Mr. Sharon and Mr. McBride head the team. Mr. Sharon, Director, International Core Equity Management, and Investment Team Leader, joined Lord Abbett in 2003. From 2001 to 2003, he worked as a consultant for various financial and venture capital companies. Prior thereto, Mr. Sharon served as a Managing Director of Warburg Pincus Asset Management and Credit Suisse Asset Management. Mr. McBride, Senior Investment Manager, International Core Equity Management, joined Lord Abbett in 2003 from Warburg Pincus Asset Management and Credit Suisse Asset Management, where he served as Managing Director.

Focus Growth Portfolio
Focus Growth and Income Portfolio

Marsico Capital Management, LLC. (Marsico) is a Delaware limited liability company located at 1200 17th Street, Suite 1600, Denver, Colorado 80202. Marsico provides investment management services to various mutual funds, institutional accounts and private accounts. As of March 31, 2007, Marsico had approximately $87.97 billion in assets under management.

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A sleeve of the Focus Growth Portfolio and Focus Growth and Income Portfolio are managed by Thomas F. Marsico Mr. Marsico is the Chief Investment Officer and Portfolio Manager of Marsico. Mr. Marsico has over 20 years experience as a securities analyst and a portfolio manager.

Focus Value Portfolio

Northern Trust Investments, N.A. (NTI), 50 South LaSalle Street, Chicago, Illinois 60603, is an investment adviser registered under the Investment Advisers Act of 1940, as amended. NTI primarily manages assets for defined contribution and benefit plans, investment companies and other institutional investors. NTI is a subsidiary of The Northern Trust Company (TNTC) an Illinois state chartered banking organization and a member of the Federal Reserve System. Formed in 1889, TNTC administers and manages assets for individuals, personal trusts, defined contribution and benefit plans and other institutional and corporate clients. It is the principal subsidiary of Northern Trust Corporation, a bank holding company. Northern Trust Corporation, through its subsidiaries, has for more than 100 years managed the assets of individuals, charitable organizations, foundations and large corporate investors. As of March 31, 2007, Northern Trust and its affiliates had assets under custody of $3.8 trillion, and assets under investment management of $653 billion.

The Focus Value Portfolio is managed by Stephen G. Atkins. Mr. Atkins joined Northern Trust in 1998 and during the past five years has managed various equity portfolios, including mutual funds. Mr. Atkins currently serves as Vice President and Senior Portfolio Manager.

Asset Allocation: Diversified Growth Portfolio

Putnam Investment Management, L.L.C. (Putnam) is a Delaware limited liability company with principal offices at One Post Office Square, Boston, Massachusetts 02109. Putnam has been managing mutual funds since 1937 and serves as investment adviser to the funds in the Putnam Family. As of March 31, 2007, Putnam had approximately $187.9 billion in assets under management.

The Asset Allocation: Diversified Growth Portfolio is managed by Jeffrey L. Knight. Robert J. Kea and Robert J. Schoen. Mr. Knight is Managing Director and Chief Investment Officer of the Global Asset Allocation Team. He joined Putnam in 1993 and is a Chartered Financial Analyst with 18 years investment experience. Mr. Kea is Managing Director and Portfolio Manager on the Global Asset Allocation Team. He joined Putnam in 1989 and is a Chartered Financial Analyst with 17 years of investment experience. Mr. Schoen is Managing Director and Portfolio Manager on the Global Asset Allocation Team. He joined Putnam in 1997 and has 17 years of investment experience.

Focus TechNet Portfolio

RCM Capital Management LLC (RCM) is located at Four Embarcadero Center, San Francisco, California 94111, and is an indirect wholly-owned subsidiary of Allianz SE, an international financial services organization. As of March 31, 2007, RCM had approximately $18.8 billion in assets under management in San Francisco.

The Focus TechNet Portfolio is managed by Walter C. Price, Jr., CFA. Mr. Price is a Managing Director of RCM, with which he has been associated since 1974. He has research and money management responsibilities for much of RCM’s technology area.

Stock Portfolio
Large Cap Composite Portfolio
Large Cap Value Portfolio
Mid Cap Growth Portfolio

T. Rowe Price Associates, Inc. (T. Rowe Price) is a Maryland corporation with principal offices at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe Price is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly held financial services holding company. T. Rowe Price serves as investment adviser to the T. Rowe Price family of no-load mutual funds and to individual and institutional clients. As of March 31, 2007, T. Rowe Price had approximately $349.9 billion in assets under management.

The Stock Portfolio and the Large Cap Composite Portfolio are managed by Robert W. Smith. Mr. Smith serves as Investment Advisory Committee Chairman and Vice President and has been managing investments

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with T. Rowe Price since joining the firm in 1992. Effective October 1, 2007, P. Robert Bartolo will become the Investment Advisory Committee Chair. Mr. Bartolo joined T. Rowe Price in 2002 and has been managing investments since that time.

The Large Cap Value Portfolio is managed by Brian C. Rogers, CFA, CIC. Mr. Rogers joined T. Rowe Price’s Equity Research Division in 1982 and has been managing investments since 1983. Mr. Rogers currently serves as the Chairman of the Board and Chief Investment Officer of T. Rowe Price Group, Inc., and is the Portfolio’s Investment Advisory Committee Chairman.

The Mid Cap Growth Portfolio is managed by Donald J. Peters. Mr. Peters has been a portfolio manager and quantitative investment analyst for T. Rowe Price’s Equity Research Division since joining the firm in 1993.

Focus Value Portfolio

Third Avenue Management LLC. (Third Avenue) is located at 622 Third Avenue, New York, New York 10017. Third Avenue or its predecessor has been an investment adviser and manager for mutual funds since its organization in 1986. Third Avenue also serves as investment adviser for separately managed accounts for private and institutional clients. As of March 31, 2007, Third Avenue had approximately $27.4 billion in assets under management.

The Focus Value Portfolio is managed by Ian Lapey and Kathleen Crawford. Mr. Lapey has been a portfolio manager with Third Avenue since 2001. Mr. Lapey has also been a senior research analyst for Third Avenue since 2001. Prior to joining Third Avenue, Mr. Lapey had been an equity research analyst with Credit Suisse First Boston since 1997. Ms. Crawford, Assistant Portfolio Manager, is a research analyst for Third Avenue. She joined the firm in 2003. Previously, Ms. Crawford was an equity research associate for Alliance Capital Management.

Focus Growth and Income Portfolio

Thornburg Investment Management, Inc. (Thornburg) is a Delaware corporation with principal offices at 119 East Marcy Street, Santa Fe, New Mexico 87501, and has been in the investment management business since 1982. As of March 31, 2007, Thornburg had approximately $37.5 billion in assets under management.

The Focus Growth and Income Portfolio is managed by William V. Fries, CFA. Mr. Fries has been a Managing Director and portfolio manager at Thornburg since 1995. Previously he had been affiliated with USAA Investment Management Company for over 20 years. Mr. Fries is assisted by Co-portfolio manager and Managing Director, W. Vinson Walden, CFA. Mr. Walden joined Thornburg in 2002 as an associate portfolio manager. Prior to joining Thornburg, Mr. Walden served as an associate for Lehman Brothers in New York City.

Multi-Managed Growth Portfolio
Multi-Managed Moderate Growth Portfolio
Multi-Managed Income/Equity Portfolio
Multi-Managed Income Portfolio
Large Cap Value Portfolio
Mid Cap Growth Portfolio
Diversified Fixed Income Portfolio

Wellington Management Company, LLP. (Wellington Management) is a Massachusetts limited liability partnership. The principal offices of Wellington Management are located at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management or its predecessor organizations have provided investment advisory services for over 70 years. As of March 31, 2007, Wellington Management had investment management authority with respect to approximately $573 billion in assets.

The Fixed Income component of the Multi-Managed Portfolios is managed by Lucius T. Hill, III, Campe Goodman, CFA, Christopher A. Jones, II, CFA, Michael F. Garrett and Scott I. St. John, CFA. Mr. Hill, Senior Vice President and Fixed Income Portfolio Manager, joined Wellington Management as an investment professional in 1993. Mr. Hill has served as the Portfolio Manager for the Portfolios since 1999. Mr. Goodman,

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Vice President and Fixed Income Portfolio Manager, joined Wellington Management as an investment professional in 2000. Mr. Goodman has served as the Portfolio Manager for the Portfolios since 2004. Mr. Jones, Vice President and Fixed Income Portfolio Manager, joined Wellington Management as an investment professional in 1994. Mr. Jones has been involved in portfolio management and securities analysis for the high yield portion of the Portfolios since 2007. Mr. Garrett, Vice President and Fixed Income Portfolio Manager, joined Wellington Management as an investment professional in 1999. Mr. Garrett has been involved in portfolio management and securities analysis for the mortgage portion of the Portfolios since 1999. Mr. St. John, Vice President and Fixed Income Portfolio Manager, joined Wellington Management as an investment professional in 2003. Mr. St. John has been involved in portfolio management and securities analysis for the corporate credit portion of the Portfolios since 2003. Prior to joining Wellington Management, Mr. St. John was a Fixed Income Analyst at State Street Research (2001-2003).

The Diversified Fixed Income Portfolio is also managed by Lucius T. Hill, III and Scott I. St. John. Mr. Hill has served as the Portfolio Manager since 2002; Mr. St. John since 2003.

The Large Cap Value Portfolio is managed by W. Michael Reckmeyer, III, CFA and John R. Ryan, CFA. Mr. Reckmeyer, Vice President and Equity Portfolio Manager, joined Wellington Management as an investment professional in 1994. Mr. Reckmeyer has served as the Portfolio Manager for the Portfolio since July 2005. Mr. Ryan, Senior Vice President and Equity Portfolio Manager, joined Wellington Management as an investment professional in 1981. Mr. Ryan has been involved in Portfolio management and securities analysis for the Portfolio since 1999.

The Mid Cap Growth Portfolio is managed by Stephen C. Mortimer. Mr. Mortimer, Vice President and Equity Portfolio Manager, joined Wellington Management as an investment professional in 2001. Mr. Mortimer has served as the Portfolio Manager for the Portfolio since 2002.

Strategic Fixed Income Portfolio

Western Asset Management Company (Western Asset) is located at 385 E. Colorado Boulevard, Pasadena, California 91101. Western Asset is a wholly-owned subsidiary of Legg Mason. Western Asset sole business for the past 35 years is the management of fixed-income portfolios from its offices in Pasadena, Hong Kong, London, Melbourne, New York, Sao Paulo, Singapore and Tokyo. As of March 31, 2007 Western Asset had approximately $597.5 billion in assets under management.

The Strategic Fixed Income Portfolio investment management services are provided by Western Asset. A team of investment professionals led by Chief Investment Officer S. Kenneth Leech, Deputy Chief Investment Officer Stephen A. Walsh and Portfolio Managers Keith J. Gardner, Michael C. Buchanan, Matthew C. Duda and Detlev Schlichter manage the Portfolio. Mr. Leech, Mr. Walsh, Mr. Gardner, Mr. Duda and Mr. Schlichter have been employed as portfolio managers for Western Asset for the past five years. Prior to joining Western Asset as a portfolio manager and head of the U.S. High Yield team in 2005, Mr. Buchanan was a Managing Director and head of U.S. Credit Products at Credit Suisse Asset Management from 2003 to 2005. Mr. Buchanan served as Executive Vice President and portfolio manager for Janus Capital Management in 2003. Prior to joining Janus Capital Management, Mr. Buchanan was a Managing Director and head of High Yield Trading at Blackrock Financial Management from 1998 to 2003. The Portfolio is managed by a team of portfolio managers, sector specialists and other investment professionals. Mr. Leech and Mr. Walsh serve as co-team leaders responsible for day-to-day strategic oversight of the fund’s investments and for supervising the day-to-day operations of the various sector specialist teams dedicated to the specific asset classes in which the fund invests. Mr. Gardner, Mr. Buchanan and Mr. Duda are responsible for portfolio structure, including sector allocation, duration weighting and term structure decisions.

Custodian, Transfer and Dividend Paying Agent

State Street Bank and Trust Company, Boston, Massachusetts, acts as Custodian of the Trust’s assets as well as Transfer and Dividend Paying Agent and in so doing performs certain bookkeeping, data processing and administrative services.

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Payments in Connection with Distribution

Certain affiliated life insurance companies receive financial support from SunAmerica and certain Subadvisers for distribution-related activities, including support to help offset costs for training to support sales of the Portfolios.

Legal Proceedings

On February 9, 2006, AIG, the parent company and an affiliated person of SunAmerica, the investment adviser, announced that it had consented to the settlement of an injunctive action instituted by the SEC. In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG’s accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the assets of the Portfolios.

AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”). Certain affiliated persons of AIG, including SunAmerica, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG’s investment management subsidiaries, to serve as investment adviser, sub-adviser, principal underwriter or sponsor of the Portfolios. SunAmerica expects that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

Additionally, AIG and its subsidiaries reached a resolution of claims and matters under investigation with the United State Department of Justice (“DOJ”), the Attorney General of the State of New York (“NYAG”) and the New York State Department of Insurance (“DOI”), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG made payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG’s internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

Subject to receipt of permanent relief, SunAmerica believes that the settlements are not likely to have a material adverse effect on their ability to perform their respective investment advisory or distribution services relating to the Portfolios.

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ACCOUNT INFORMATION

Shares of the Portfolios are not offered directly to the public. Instead, shares of the Portfolios are issued and redeemed only in connection with investments in and payments made under Variable Contracts offered by the Life Insurance Companies. The term “Manager” as used in this Prospectus means either SunAmerica or other registered investment advisers that serve as subadvisers to the Trust, as the case may be. All shares of the Trust are owned by “Separate Accounts” of the Life Insurance Companies. If you would like to invest in a Portfolio, you must purchase a Variable Contract from one of the Life Insurance Companies. Class 1, Class 2 and Class 3 shares of the Portfolios, which are issued only in connection with certain Variable Contracts, are offered through this Prospectus.

You should also be aware that the Variable Contracts involve fees and expenses that are not described in this Prospectus, and that the contracts also may involve certain restrictions and limitations. You will find information about purchasing a Variable Contract, including information on fees and expenses of the Contract, and the Portfolios available to you in the prospectus that offers the contract, which accompanies this Prospectus.

The Trust does not foresee a disadvantage to contract owners arising out of the fact that the Trust offers its shares for Variable Contracts through the Life Insurance Companies. Nevertheless, the Trust’s Board of Trustees (the “Board”) intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more insurance company separate accounts might withdraw their investments in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.

Service Fees

Class 2 and Class 3 shares of each Portfolio except Seasons Managed Allocation Portfolios, are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of up to 0.15% and 0.25%, respectively, of the average daily net assets of such class of shares. The service fees will be used to compensate the Life Insurance Companies for costs associated with servicing such class of shares, including the cost of reimbursing the Life Insurance Companies for expenditures made to financial intermediaries for providing services to contract holders of the Variable Contracts who are the indirect beneficial owners of the Portfolios’ Class 2 or Class 3 shares. Because these service fees are paid out of each Portfolio’s Class 2 or Class 3 assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shares of each Seasons Managed Allocation Portfolio are not subject to a Rule 12b-1 plan. However, the Class 3 shares of the Underlying Portfolios in which the Seasons Managed Allocation Portfolios are invested are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of up to 0.25% of the average daily net assets of the Underlying Portfolios’ Class 3 shares. Because the cost of these service fees are borne indirectly by the Class 3 shares of each Seasons Managed Allocation Portfolio on an ongoing basis, over time, these fees will increase the cost of your investment in the Seasons Managed Allocation Portfolios and may cost you more than paying other types of sales charges.

Transaction Policies

Valuation of shares. The net asset value per share (“NAV”) for each Portfolio is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing the net assets by the number of outstanding shares.

Investments for which market quotations are readily available are valued at their market price as of the close of regular trading on the New York Stock Exchange for the day, unless, in accordance with pricing procedures approved by the Trust’s Board, the market quotations are determined to be unreliable. Securities and other assets for which market quotations are unavailable or unreliable are valued at fair value in accordance with pricing procedures approved by the Board.

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As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the market price at the close of such exchanges on the day of valuation. If a security’s price is available from more than one exchange, a Portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities the Trust uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Because Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not, the net asset value per share of Class 2 or Class 3 shares will generally be lower than the net asset value per share of the Class 1 shares of each Portfolio.

Certain Portfolios may invest to a large extent in securities that are primarily listed on foreign exchanges for foreign equity securities that trade on weekends or other days when the Trust does not price its shares. As a result, the value of such foreign securities may change on days when the Trust is not open for purchase or redemptions.

Buy and sell shares. The Separate Accounts buy and sell shares of a Portfolio at NAV, without any sales or other charges. However, as discussed above, the shares are subject to service fees pursuant to a 12b-1 plan.

Execution of requests. The Trust is open on those days when the New York Stock Exchange is open for regular trading. We execute buy and sell requests at the next NAV to be calculated after the Trust accepts the request. If the Trust receives the order before the Trust’s close of business (generally 4:00 p.m., Eastern time), the order will receive that day’s closing price. If the Trust receives the order after that time, it will receive the next business day’s closing price.

During periods of extreme volatility or market crisis, a Portfolio may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to seven business days or longer, or as allowed by federal securities laws.

Dividend Policies and Taxes

Distributions. Each Portfolio annually declares and distributes substantially all of its net investment income in the form of dividends and capital gains distributions. The dividends and distributions will be reinvested automatically in additional shares of the same Portfolio and share class on which they were paid.

The per share dividends on Class 2 and Class 3 shares will generally be lower than the per share dividends of Class 1 shares of the same Portfolio as a result of the fact that Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not.

Taxes. Each Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. So long as each Portfolio is qualified as a regulated investment company, it will not be subject to federal income tax on the earnings that it distributes to its shareholders.

The Portfolios which receive dividend income from U.S. sources will annually designate certain amounts of their dividends paid as eligible for the dividends received deduction, and the Portfolios incurring foreign taxes will elect to pass-through allowable foreign tax credits. These designations and elections will benefit the Life Insurance Companies, in potentially material amounts, and will not beneficially or adversely affect you or the Portfolios. The benefits to the Life Insurance Companies will not be passed to you or the Portfolios.

Frequent Purchases and Redemptions of Shares

The Portfolios, which are offered only through Variable Contracts, are intended for long-term investment and not as frequent short-term trading (“market timing”) vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers or redemptions should not acquire

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Variable Contracts that relate to shares of the Portfolios. The Board of Trustees has adopted policies and procedures with respect to market timing activity as discussed below.

The Trust believes that market timing activity is not in the best interest of its Portfolios’ performance or their participants. Market timing can disrupt the ability of a Manager to invest assets in an orderly, long-term manner, which may have an adverse impact on the performance of the Portfolios. In addition, market timing may increase a Portfolio’s expenses through: increased brokerage, transaction and administrative costs; forced and unplanned portfolio turnover; and large asset swings that decrease a Portfolio’s ability to provide maximum investment return to all participants. This in turn can have an adverse effect on Portfolio performance.

Since certain Portfolios invest significantly in foreign securities and/or high yield fixed income securities (“junk bonds”), they may be particularly vulnerable to market timing. Market timing in Portfolios investing significantly in foreign securities may occur because of time zone differences between the foreign markets on which a Portfolio’s international portfolio securities trade and the time as of which the Portfolio’s net asset value is calculated. Market timing in Portfolios investing significantly in junk bonds may occur if market prices are not readily available for a Portfolio’s junk bond holdings. Market timers may purchase shares of a Portfolio based on events occurring after foreign market closing prices are established but before calculation of the Portfolio’s net asset value, or if they believe market prices for junk bonds are not accurately reflected by a Portfolio. One of the objectives of the Trust’s fair value pricing procedures is to minimize the possibilities of this type of market timing (see “Transaction Policies — Valuation of Shares”).

Shares of the Portfolios are generally held through insurance company separate accounts. The ability of the Trust to monitor transfers made by the participants in separate accounts maintained by financial intermediaries is limited by the institutional nature of these omnibus accounts. The Board’s policy is that the Portfolios must rely on the insurance company separate account to both monitor market timing within a Portfolio and attempt to prevent it through their own policies and procedures. The Trust has entered into agreements with the Separate Accounts that require the Separate Accounts to provide certain information to help identify frequent trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in frequent traders. In situations in which the Trust becomes aware of possible market timing activity, it will notify the insurance company separate account in order to help facilitate the enforcement of such entity’s market timing policies and procedures. There is no guarantee that the Trust will be able to detect market timing activity or the participants engaged in such activity, or, if it is detected, to prevent its recurrence. Whether or not the Trust detects it, if market timing activity occurs, then you should anticipate that you will be subject to the disruptions and increased expenses discussed above. The Trust reserves the right, in its sole discretion and without prior notice, to reject or refuse purchase orders received from insurance company separate accounts, whether directly or by transfer, including orders that have been accepted by a financial intermediary, that the Trust determines not to be in the best interest of the Portfolios. Such rejections or refusals will be applied uniformly without exception.

Any restrictions or limitations imposed by the Separate Accounts may differ from those imposed by the Trust. Please review your Variable Contract prospectus for more information regarding the insurance company’s market timing policies and procedures, including any restrictions or limitations that the insurance company separate account may impose with respect to trades made through a Variable Contract.

Please refer to the documents pertaining to your Variable Contract prospectus on how to direct investments in or redemptions from (including making transfers into or out of) the Portfolios and any fees that may apply.

Portfolio Holdings

The Trust’s policies and procedures with respect to the disclosure of the Portfolios’ securities are described in the Statement of Additional Information.

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FINANCIAL HIGHLIGHTS

The following Financial Highlights tables for shares of each Portfolio are intended to help you understand the Portfolios’ financial performance for the past 5 years (or for periods since the commencement of operations). Certain information reflects financial results for a single Portfolio share. The total returns in each table represent the rate that an investor would have earned (or lost) on an investment in a share of each Portfolio (assuming reinvestment of all dividends and distributions). Separate Account charges are not reflected in the total returns. If these amounts were reflected, returns would be less than those shown. The Financial Highlights information set forth below has been audited by PricewaterhouseCoopers LLP, whose report, along with each Portfolio’s financial statements, is included in the Trust’s annual report to shareholders, which is available upon request.

															Ratio of
					Dividends	Dividends	Dividends		Net			Net			net
	Net Asset	Net	Net realized		declared	from net	declared		Asset			Assets	Ratio of		investment
	Value	investment	& unrealized	Total from	from net	realized	from net		Value			end of	expenses to		income to
Period	beginning	income	gain (loss) on	investment	investment	gain on	return of	Total	end of	Total		period	average		average			Portfolio
ended	of period	(loss)*	investments	operations	income	investments	capital	distributions	period	Return**		(000’s)	net assets		net assets			turnover

Multi-Managed Growth Portfolio Class 1

03/31/03	$10.60	$0.12	$(1.87)	$(1.75)	$(0.15)	$—	$—	$(0.15)	$8.70	(16.57)%		$51,638	1.09%		1.25%			106	%(2)
03/31/04	8.70	0.08	2.34	2.42	(0.10)	—	—	(0.10)	11.02	27.93		60,247	1.10		0.75			100	(2)
03/31/05	11.02	0.09	0.59	0.68	(0.07)	—	—	(0.07)	11.63	6.13	(1)	50,863	1.04		0.83			107	(2)
03/31/06	11.63	0.11	1.49	1.60	(0.10)	—	—	(0.10)	13.13	13.76	(1)	42,652	1.11	(3)	0	.88(3)		114
03/31/07	13.13	0.17	0.81	0.98	(0.11)	—	—	(0.11)	14.00	7.52		36,033	1.07	(3)(4)	1	.30(3	)(4)	154

Multi-Managed Growth Portfolio Class 2

03/31/03	10.60	0.10	(1.87)	(1.77)	(0.14)	—	—	(0.14)	8.69	(16.71)		48,414	1.24		1.09			106	(2)
03/31/04	8.69	0.06	2.35	2.41	(0.09)	—	—	(0.09)	11.01	27.79		78,735	1.25		0.59			100	(2)
03/31/05	11.01	0.08	0.57	0.65	(0.05)	—	—	(0.05)	11.61	5.90	(1)	78,191	1.19		0.69			107	(2)
03/31/06	11.61	0.09	1.48	1.57	(0.08)	—	—	(0.08)	13.10	13.56	(1)	84,310	1.26	(3)	0	.73(3)		114
03/31/07	13.10	0.15	0.82	0.97	(0.10)	—	—	(0.10)	13.97	7.39		82,496	1.21	(3)(4)	1	.15(3	)(4)	154

Multi-Managed Growth Portfolio Class 3

11/11/02- 03/31/03†	9.00	0.03	(0.20)	(0.17)	(0.14)	—	—	(0.14)	8.69	(1.90)		49	1.39	#	0	.88#		106	(2)
03/31/04	8.69	0.03	2.37	2.40	(0.09)	—	—	(0.09)	11.00	27.63		3,038	1.40		0.38			100	(2)
03/31/05	11.00	0.07	0.57	0.64	(0.04)	—	—	(0.04)	11.60	5.80	(1)	18,448	1.29		0.62			107	(2)
03/31/06	11.60	0.08	1.48	1.56	(0.07)	—	—	(0.07)	13.09	13.47	(1)	28,135	1.37	(3)	0	.63(3)		114
03/31/07	13.09	0.14	0.80	0.94	(0.08)	—	—	(0.08)	13.95	7.22		38,045	1.31	(3)(4)	1	.06(3	)(4)	154

*	Calculated based upon average shares outstanding
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
#	Annualized
†	Inception date of class
(1)	The Portfolio’s performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions
(2)	Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

	2003	2004	2005

Multi-Managed Growth Portfolio	106%	99%	107%

(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07

Multi-Managed Growth Portfolio Class 1	0.01%	0.02%
Multi-Managed Growth Portfolio Class 2	0.01	0.02
Multi-Managed Growth Portfolio Class 3	0.01	0.02

(4)	Gross custody credits of 0.01%

Seasons Series Trust	82

FINANCIAL HIGHLIGHTS (continued)

															Ratio of
					Dividends	Dividends	Dividends		Net			Net			net
	Net Asset	Net	Net realized		declared	from net	declared		Asset			Assets	Ratio of		investment
	Value	investment	& unrealized	Total from	from net	realized	from net		Value			end of	expenses to		income to
Period	beginning	income	gain (loss) on	investment	investment	gain on	return of	Total	end of	Total		period	average		average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	capital	distributions	period	Return**		(000’s)	net assets		net assets		turnover

Multi-Managed Moderate Growth Portfolio Class 1
03/31/03	$11.04	$0.21	$(1.45)	$(1.24)	$(0.21)	$—	$—	$(0.21)	$9.59	(11.26)%		$63,068	1.00%		2.06%		109	%(2)
03/31/04	9.59	0.15	2.01	2.16	(0.17)	—	—	(0.17)	11.58	22.63		71,142	1.00		1.41		105	(2)
03/31/05	11.58	0.18	0.31	0.49	(0.13)	—	—	(0.13)	11.94	4.21	(1)	60,210	0.95		1.54		116	(2)
03/31/06	11.94	0.21	1.08	1.29	(0.17)	—	—	(0.17)	13.06	10.84	(1)	52,920	0.99	(3)	1.61	(3)	123
03/31/07	13.06	0.27	0.70	0.97	(0.21)	—	—	(0.21)	13.82	7.43		44,695	0.96	(3)(4)	2.02	(3)(4)	169

Multi-Managed Moderate Growth Portfolio Class 2

03/31/03	11.04	0.18	(1.45)	(1.27)	(0.20)	—	—	(0.20)	9.57	(11.48)		101,321	1.15		1.88		109	(2)
03/31/04	9.57	0.13	2.01	2.14	(0.15)	—	—	(0.15)	11.56	22.51		164,241	1.15		1.25		105	(2)
03/31/05	11.56	0.16	0.30	0.46	(0.11)	—	—	(0.11)	11.91	3.99	(1)	167,282	1.10		1.40		116	(2)
03/31/06	11.91	0.18	1.10	1.28	(0.16)	—	—	(0.16)	13.03	10.72	(1)	177,331	1.14	(3)	1.46	(3)	123
03/31/07	13.03	0.25	0.69	0.94	(0.19)	—	—	(0.19)	13.78	7.22		183,279	1.11	(3)(4)	1.87	(3)(4)	169

Multi-Managed Moderate Growth Portfolio Class 3

11/11/02- 03/31/03†	9.83	0.05	(0.11)	(0.06)	(0.20)	—	—	(0.20)	9.57	(0.58)		172	1.28	#	1.70	#	109	(2)
03/31/04	9.57	0.10	2.03	2.13	(0.15)	—	—	(0.15)	11.55	22.37		9,269	1.30		1.06		105	(2)
03/31/05	11.55	0.14	0.31	0.45	(0.10)	—	—	(0.10)	11.90	3.89	(1)	44,413	1.20		1.32		116	(2)
03/31/06	11.90	0.17	1.09	1.26	(0.14)	—	—	(0.14)	13.02	10.63	(1)	61,977	1.25	(3)	1.37	(3)	123
03/31/07	13.02	0.23	0.69	0.92	(0.17)	—	—	(0.17)	13.77	7.13		74,571	1.21	(3)(4)	1.77	(3)(4)	169

*	Calculated based upon average shares outstanding
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
#	Annualized
†	Inception date of class
(1)	The Portfolio’s performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions
(2)	Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

	2003	2004	2005

Multi-Managed Moderate Growth Portfolio	108%	104%	114%

(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07

Multi-Managed Moderate Growth Portfolio Class 1	0.01%	0.02%
Multi-Managed Moderate Growth Portfolio Class 2	0.01	0.02
Multi-Managed Moderate Growth Portfolio Class 3	0.01	0.02

(4)	Gross custody credits of 0.01%

83	Seasons Series Trust

FINANCIAL HIGHLIGHTS (continued)

															Ratio of
					Dividends	Dividends	Dividends		Net			Net			net
	Net Asset	Net	Net realized		declared	from net	declared		Asset			Assets	Ratio of		investment
	Value	investment	& unrealized	Total from	from net	realized	from net		Value			end of	expenses to		income to
Period	beginning	income	gain (loss) on	investment	investment	gain on	return of	Total	end of	Total		period	average		average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	capital	distributions	period	Return**		(000’s)	net assets		net assets		turnover

Multi-Managed Income/Equity Portfolio Class 1

03/31/03	$11.11	$0.34	$(0.62)	$(0.28)	$(0.29)	$—	$—	$(0.29)	$10.54	(2.47)%		$51,615	0.98%		3.17%		87	%(2)
03/31/04	10.54	0.28	1.27	1.55	(0.26)	—	—	(0.26)	11.83	14.80		55,067	0.97		2.47		113	(2)
03/31/05	11.83	0.32	0.10	0.42	(0.24)	—	—	(0.24)	12.01	3.52	(1)	47,346	0.91		2.68		108	(2)
03/31/06	12.01	0.35	0.41	0.76	(0.30)	—	—	(0.30)	12.47	6.31	(1)	39,618	0.96	(3)	2	.78(3)	121
03/31/07	12.47	0.41	0.40	0.81	(0.37)	—	—	(0.37)	12.91	6.51		32,657	0.93	(3)	3	.22(3)	147

Multi-Managed Income/Equity Portfolio Class 2

03/31/03	11.10	0.31	(0.60)	(0.29)	(0.29)	—	—	(0.29)	10.52	(2.61)		92,470	1.13		2.98		87	(2)
03/31/04	10.52	0.26	1.27	1.53	(0.24)	—	—	(0.24)	11.81	14.67		149,978	1.12		2.31		113	(2)
03/31/05	11.81	0.30	0.10	0.40	(0.22)	—	—	(0.22)	11.99	3.39	(1)	151,035	1.06		2.53		108	(2)
03/31/06	11.99	0.33	0.40	0.73	(0.28)	—	—	(0.28)	12.44	6.09	(1)	150,711	1.11	(3)	2	.64(3)	121
03/31/07	12.44	0.39	0.40	0.79	(0.35)	—	—	(0.35)	12.88	6.37		147,663	1.08	(3)	3	.08(3)	147

Multi-Managed Income/Equity Portfolio Class 3

11/11/02- 03/31/03†	10.71	0.08	0.02	0.10	(0.29)	—	—	(0.29)	10.52	0.93		249	1.26	#	2	.67#	87	(2)
03/31/04	10.52	0.22	1.30	1.52	(0.24)	—	—	(0.24)	11.80	14.53		9,753	1.25		2.15		113	(2)
03/31/05	11.80	0.28	0.10	0.38	(0.21)	—	—	(0.21)	11.97	3.20	(1)	41,835	1.16		2.46		108	(2)
03/31/06	11.97	0.31	0.42	0.73	(0.27)	—	—	(0.27)	12.43	6.08	(1)	51,526	1.21	(3)	2	.54(3)	121
03/31/07	12.43	0.37	0.41	0.78	(0.34)	—	—	(0.34)	12.87	6.27		57,357	1.18	(3)	2	.98(3)	147

*	Calculated based upon average shares outstanding
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
#	Annualized
†	Inception date of class
(1)	The Portfolio’s performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions
(2)	Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

	2003	2004	2005

Multi-Managed Income/Equity Portfolio	85%	111%	106%

(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07

Multi-Managed Income/Equity Portfolio Class 1	0.00%	0.00%
Multi-Managed Income/Equity Portfolio Class 2	0.00	0.00
Multi-Managed Income/Equity Portfolio Class 3	0.00	0.00

Seasons Series Trust	84

FINANCIAL HIGHLIGHTS (continued)

															Ratio of
					Dividends	Dividends	Dividends		Net			Net			net
	Net Asset	Net	Net realized		declared	from net	declared		Asset			Assets	Ratio of		investment
	Value	investment	& unrealized	Total from	from net	realized	from net		Value			end of	expenses to		income to
Period	beginning	income	gain (loss) on	investment	investment	gain on	return of	Total	end of	Total		period	average		average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	capital	distributions	period	Return**		(000’s)	net assets		net assets		turnover

Multi-Managed Income Portfolio Class 1

03/31/03	$11.20	$0.45	$(0.02)	$0.43	$(0.35)	$—	$—	$(0.35)	$11.28	3.87%		$43,960	0.96%		3.97%		97	%(2)
03/31/04	11.28	0.37	0.83	1.20	(0.34)	—	—	(0.34)	12.14	10.75		45,334	0.95		3.12		126	(2)
03/31/05	12.14	0.39	(0.16)	0.23	(0.32)	—	—	(0.32)	12.05	1.85	(1)	38,991	0.90		3.26		112	(2)
03/31/06	12.05	0.42	0.06	0.48	(0.39)	—	—	(0.39)	12.14	3.98	(1)	31,540	0.95	(3)	3.40	(3)	118
03/31/07	12.14	0.48	0.27	0.75	(0.47)	(0.16)	—	(0.63)	12.26	6.27		26,024	0.93	(3)	3.85	(3)	166

Multi-Managed Income Portfolio Class 2

03/31/03	11.19	0.41	—	0.41	(0.34)	—	—	(0.34)	11.26	3.74		80,625	1.12		3.75		97	(2)
03/31/04	11.26	0.34	0.84	1.18	(0.32)	—	—	(0.32)	12.12	10.61		118,953	1.10		2.96		126	(2)
03/31/05	12.12	0.37	(0.16)	0.21	(0.30)	—	—	(0.30)	12.03	1.71	(1)	115,350	1.05		3.12		112	(2)
03/31/06	12.03	0.40	0.06	0.46	(0.37)	—	—	(0.37)	12.12	3.84	(1)	108,178	1.10	(3)	3.25	(3)	118
03/31/07	12.12	0.46	0.26	0.72	(0.45)	(0.16)	—	(0.61)	12.23	6.04		101,778	1.07	(3)	3.71	(3)	166

Multi-Managed Income Portfolio Class 3

11/11/02- 03/31/03†	11.34	0.14	0.12	0.26	(0.34)	—	—	(0.34)	11.26	2.37		74	1.21	#	3.24	#	97	(2)
03/31/04	11.26	0.28	0.88	1.16	(0.32)	—	—	(0.32)	12.10	10.39		7,925	1.22		2.77		126	(2)
03/31/05	12.10	0.35	(0.15)	0.20	(0.29)	—	—	(0.29)	12.01	1.61	(1)	25,758	1.14		3.04		112	(2)
03/31/06	12.01	0.38	0.08	0.46	(0.36)	—	—	(0.36)	12.11	3.83	(1)	31,264	1.21	(3)	3.16	(3)	118
03/31/07	12.11	0.44	0.27	0.71	(0.44)	(0.16)	—	(0.60)	12.22	5.94		32,909	1.17	(3)	3.61	(3)	166

*	Calculated based upon average shares outstanding
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
#	Annualized
†	Inception date of class
(1)	The Portfolio’s performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions

(2)	Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

	2003	2004	2005

Multi-Managed Income Portfolio	94%	123%	110%

(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07

Multi-Managed Income Portfolio Class 1	0.00%	0.00%
Multi-Managed Income Portfolio Class 2	0.00	0.00
Multi-Managed Income Portfolio Class 3	0.00	0.00

85	Seasons Series Trust

FINANCIAL HIGHLIGHTS (continued)

															Ratio of
					Dividends	Dividends	Dividends		Net			Net			net
	Net Asset	Net	Net realized		declared	from net	declared		Asset			Assets	Ratio of		investment
	Value	investment	& unrealized	Total from	from net	realized	from net		Value			end of	expenses to		income to
Period	beginning	income	gain (loss) on	investment	investment	gain on	return of	Total	end of	Total		period	average		average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	capital	distributions	period	Return**		(000’s)	net assets		net assets		turnover

Asset Allocation: Diversified Growth Portfolio Class 1

03/31/03	$10.70	$0.15	$(2.28)	$(2.13)	$(0.12)	$—	$—	$(0.12)	$8.45	(19.98)%		$93,728	0.95%		1.58%		145	%(5)
03/31/04	8.45	0.13	2.33	2.46	(0.13)	—	—	(0.13)	10.78	29.16	(2)	106,695	0.98	(1)	1.30	(1)	108	(5)
03/31/05	10.78	0.12	0.53	0.65	(0.13)	—	—	(0.13)	11.30	6.00	(3)	90,042	0.94	(1)	1.06	(1)	159	(5)
03/31/06	11.30	0.21	1.34	1.55	(0.16)	—	—	(0.16)	12.69	13.84	(3)	76,762	0.91	(1)(4)	1.78	(1)(4)	118
03/31/07	12.69	0.24	1.43	1.67	(0.25)	(0.19)	—	(0.44)	13.92	13.28		63,929	0.94	(1)(4)	1.80	(1)(4)	84

Asset Allocation: Diversified Growth Portfolio Class 2

03/31/03	10.70	0.13	(2.28)	(2.15)	(0.11)	—	—	(0.11)	8.44	(20.11)		141,724	1.11		1.42		145	(5)
03/31/04	8.44	0.11	2.33	2.44	(0.11)	—	—	(0.11)	10.77	29.02	(2)	232,730	1.13	(1)	1.12	(1)	108	(5)
03/31/05	10.77	0.10	0.52	0.62	(0.11)	—	—	(0.11)	11.28	5.77	(3)	230,448	1.09	(1)	0.93	(1)	159	(5)
03/31/06	11.28	0.19	1.35	1.54	(0.15)	—	—	(0.15)	12.67	13.71	(3)	237,220	1.06	(1)(4)	1.63	(1)(4)	118
03/31/07	12.67	0.22	1.42	1.64	(0.23)	(0.19)	—	(0.42)	13.89	13.07		233,703	1.09	(1)(4)	1.64	(1)(4)	84

Asset Allocation: Diversified Growth Portfolio Class 3

11/11/02- 03/31/03†	9.00	0.02	(0.47)	(0.45)	(0.11)	—	—	(0.11)	8.44	(5.02)		241	1.22	#	0.68	#	145	(5)
03/31/04	8.44	0.07	2.36	2.43	(0.11)	—	—	(0.11)	10.76	28.86	(2)	13,530	1.29	(1)	0.84	(1)	108	(5)
03/31/05	10.76	0.11	0.49	0.60	(0.10)	—	—	(0.10)	11.26	5.58	(3)	58,809	1.20	(1)	1.01	(1)	159	(5)
03/31/06	11.26	0.18	1.35	1.53	(0.14)	—	—	(0.14)	12.65	13.63	(3)	78,965	1.15	(1)(4)	1.53	(1)(4)	118
03/31/07	12.65	0.20	1.43	1.63	(0.22)	(0.19)	—	(0.41)	13.87	13.00		92,562	1.19	(1)(4)	1.53	(1)(4)	84

*	Calculated based upon average shares outstanding
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
#	Annualized
†	Inception date of class
(1)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/04	03/31/05	03/31/06	03/31/07

Asset Allocation: Diversified Growth Portfolio Class 1	0.01%	0.00%	0.01%	0.02%
Asset Allocation: Diversified Growth Portfolio Class 2	0.01	0.00	0.01	0.02
Asset Allocation: Diversified Growth Portfolio Class 3	0.01	0.00	0.01	0.02

(2)	Total return for each class was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions
(3)	The Portfolio’s performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions
(4)	Net of the following reimbursements (recoupments) (based on average net assets):

	03/31/06	03/31/07

Asset Allocation: Diversified Growth Portfolio Class 1	0.05%	0.10%
Asset Allocation: Diversified Growth Portfolio Class 2	0.05	0.10
Asset Allocation: Diversified Growth Portfolio Class 3	0.05	0.10

(5)	Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

	2003	2004	2005

Asset Allocation: Diversified Growth Portfolio	143%	106%	156%

Seasons Series Trust	86

FINANCIAL HIGHLIGHTS (continued)

														Ratio of
					Dividends	Dividends	Dividends		Net		Net			net
	Net Asset	Net	Net realized		declared	from net	declared		Asset		Assets	Ratio of		investment
	Value	investment	& unrealized	Total from	from net	realized	from net		Value		end of	expenses to		income to
Period	beginning	income	gain (loss) on	investment	investment	gain on	return of	Total	end of	Total	period	average		average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	capital	distributions	period	Return**	(000’s)	net assets		net assets		turnover

Stock Portfolio Class 1

03/31/03	$14.36	$0.01	$(3.36)	$(3.35)	$—	$—	$—	$—	$11.01	(23.33)%	$75,591	0.95%		0.11%		45%
03/31/04	11.01	0.01	3.79	3.80	—	—	—	—	14.81	34.56	87,619	0.96		0.10		42
03/31/05	14.81	0.08	0.45	0.53	—	—	—	—	15.34	3.58	73,967	0.93		0.51		42
03/31/06	15.34	0.05	2.31	2.36	(0.08)	—	—	(0.08)	17.62	15.42	62,972	0.93	(1)	0.31	(1)	45
03/31/07	17.62	0.06	1.70	1.76	(0.05)	(1.17)	—	(1.22)	18.16	10.14	52,206	0.93	(1)	0.32	(1)	39

Stock Portfolio Class 2

03/31/03	14.33	—	(3.36)	(3.36)	—	—	—	—	10.97	(23.45)	110,306	1.10		(0.03)		45
03/31/04	10.97	(0.01)	3.78	3.77	—	—	—	—	14.74	34.37	184,179	1.11		(0.05)		42
03/31/05	14.74	0.06	0.45	0.51	—	—	—	—	15.25	3.46	182,833	1.08		0.37		42
03/31/06	15.25	0.03	2.29	2.32	(0.06)	—	—	(0.06)	17.51	15.23	188,970	1.08	(1)	0.18	(1)	45
03/31/07	17.51	0.04	1.68	1.72	(0.03)	(1.17)	—	(1.20)	18.03	9.94	185,413	1.08	(1)	0.18	(1)	39

Stock Portfolio Class 3

11/11/02- 03/31/03†	11.34	—	(0.37)	(0.37)	—	—	—	—	10.97	(3.26)	189	1.22	#	(0.04	)#	45
03/31/04	10.97	(0.02)	3.77	3.75	—	—	—	—	14.72	34.18	10,471	1.24		(0.13)		42
03/31/05	14.72	0.05	0.44	0.49	—	—	—	—	15.21	3.33	46,811	1.18		0.38		42
03/31/06	15.21	0.02	2.29	2.31	(0.05)	—	—	(0.05)	17.47	15.16	63,310	1.18	(1)	0.09	(1)	45
03/31/07	17.47	0.02	1.67	1.69	(0.01)	(1.17)	—	(1.18)	17.98	9.81	74,581	1.18	(1)	0.08	(1)	39

*	Calculated based upon average shares outstanding
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
#	Annualized
†	Inception date of class
(1)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07

Stock Portfolio Class 1	0.00%	0.00%
Stock Portfolio Class 2	0.00	0.00
Stock Portfolio Class 3	0.00	0.00

87	Seasons Series Trust

FINANCIAL HIGHLIGHTS (continued)

														Ratio of
					Dividends	Dividends	Dividends		Net		Net			net
	Net Asset	Net	Net realized		declared	from net	declared		Asset		Assets	Ratio of		investment
	Value	investment	& unrealized	Total from	from net	realized	from net		Value		end of	expenses to		income to
Period	beginning	income	gain (loss) on	investment	investment	gain on	return of	Total	end of	Total	period	average		average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	capital	distributions	period	Return**	(000’s)	net assets		net assets		turnover

Large Cap Growth Portfolio Class 1

03/31/03	$7.98	$—	$(1.99)	$(1.99)	$—	$—	$—	$—	$5.99	(24.94)%	$12,337	1.10	%(1)	0.06	%(1)	58%
03/31/04	5.99	—	1.87	1.87	—	—	—	—	7.86	31.22	14,623	1.10	(1)	0.02	(1)	44
03/31/05	7.86	0.03	0.44	0.47	—	—	—	—	8.33	5.98	13,588	1.04	(1)	0.38	(1)	38
03/31/06	8.33	0.01	1.16	1.17	(0.03)	—	—	(0.03)	9.47	14.05	11,672	0.94	(2)	0.13	(2)	54
03/31/07	9.47	0.03	0.46	0.49	—	—	—	—	9.96	5.17	10,451	0.93	(2)(3)	0.34	(2)(3)	53

Large Cap Growth Portfolio Class 2

03/31/03	7.97	—	(2.00)	(2.00)	—	—	—	—	5.97	(25.09)	41,534	1.25	(1)	(0.07	)(1)	58
03/31/04	5.97	(0.01)	1.86	1.85	—	—	—	—	7.82	30.99	71,204	1.25	(1)	(0.13	)(1)	44
03/31/05	7.82	0.02	0.43	0.45	—	—	—	—	8.27	5.75	78,540	1.19	(1)	0.24	(1)	38
03/31/06	8.27	0.00	1.15	1.15	(0.02)	—	—	(0.02)	9.40	13.89	90,485	1.09	(2)	(0.02	)(2)	54
03/31/07	9.40	0.02	0.46	0.48	—	—	—	—	9.88	5.11	94,990	1.08	(2)(3)	0.19	(2)(3)	53

Large Cap Growth Portfolio Class 3

11/11/02- 03/31/03†	6.27	—	(0.31)	(0.31)	—	—	—	—	5.96	(4.94)	141	1.35	#(1)	(0.01	)#(1)	58
03/31/04	5.96	(0.02)	1.87	1.85	—	—	—	—	7.81	31.04	5,122	1.35	(1)	(0.24	)(1)	44
03/31/05	7.81	0.02	0.42	0.44	—	—	—	—	8.25	5.63	26,636	1.27	(1)	0.26	(1)	38
03/31/06	8.25	(0.01)	1.15	1.14	(0.01)	—	—	(0.01)	9.38	13.82	77,751	1.19	(2)	(0.12	)(2)	54
03/31/07	9.38	0.01	0.45	0.46	—	—	—	—	9.84	4.90	140,327	1.18	(2)(3)	0.11	(2)(3)	53

*	Calculated based upon average shares outstanding
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
#	Annualized
†	Inception date of class
(1)	Net of the following reimbursements (recoupments) (based on average net assets):

	03/31/03		03/31/04	03/31/05

Large Cap Growth Portfolio Class 1	0.06%		0.01%	(0.05)%
Large Cap Growth Portfolio Class 2	0.06		0.01	(0.05)
Large Cap Growth Portfolio Class 3	0.10	#	0.06	(0.03)

(2)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07

Large Cap Growth Portfolio Class 1	0.00%	0.00%
Large Cap Growth Portfolio Class 2	0.00	0.00
Large Cap Growth Portfolio Class 3	0.00	0.00

(3)	Gross custody credit of 0.01%

Seasons Series Trust	88

FINANCIAL HIGHLIGHTS (continued)

														Ratio of
					Dividends	Dividends	Dividends		Net		Net			net
	Net Asset	Net	Net realized		declared	from net	declared		Asset		Assets	Ratio of		investment
	Value	investment	& unrealized	Total from	from net	realized	from net		Value		end of	expenses to		income to
Period	beginning	income	gain (loss) on	investment	investment	gain on	return of	Total	end of	Total	period	average		average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	capital	distributions	period	Return**	(000’s)	net assets(1)		net assets(1)		turnover

Large Cap Composite Portfolio Class 1

03/31/03	$9.19	$0.03	$(2.32)	$(2.29)	$(0.03)	$—	$—	$(0.03)	$6.87	(24.99)%	$4,219	1.10%		0.33%		59%
03/31/04	6.87	0.02	2.17	2.19	(0.02)	—	—	(0.02)	9.04	31.85	4,838	1.10		0.28		78
03/31/05	9.04	0.07	0.44	0.51	(0.02)	—	—	(0.02)	9.53	5.66	4,539	1.10		0.74		58
03/31/06	9.53	0.06	0.97	1.03	(0.07)	—	—	(0.07)	10.49	10.86	3,770	1.10	(2)	0.56	(2)	70
03/31/07	10.49	0.07	1.03	1.10	(0.05)	—	—	(0.05)	11.54	10.54	3,452	1.10	(2)	0.63	(2)	76

Large Cap Composite Portfolio Class 2

03/31/03	9.18	0.02	(2.33)	(2.31)	(0.01)	—	—	(0.01)	6.86	(25.13)	16,939	1.25		0.23		59
03/31/04	6.86	0.01	2.16	2.17	(0.01)	—	—	(0.01)	9.02	31.58	27,637	1.25		0.13		78
03/31/05	9.02	0.06	0.44	0.50	(0.01)	—	—	(0.01)	9.51	5.54	29,038	1.25		0.63		58
03/31/06	9.51	0.04	0.97	1.01	(0.06)	—	—	(0.06)	10.46	10.63	31,059	1.25	(2)	0.42	(2)	70
03/31/07	10.46	0.05	1.04	1.09	(0.04)	—	—	(0.04)	11.51	10.42	34,285	1.25	(2)	0.49	(2)	76

Large Cap Composite Portfolio Class 3

11/11/02- 03/31/03†	7.22	0.01	(0.36)	(0.35)	(0.01)	—	—	(0.01)	6.86	(4.81)	97	1.28	#	0.31	#	59
03/31/04	6.86	—	2.15	2.15	—	—	—	—	9.01	31.39	2,095	1.35		0.03		78
03/31/05	9.01	0.06	0.42	0.48	(0.00)	—	—	(0.00)	9.49	5.33	7,393	1.35		0.66		58
03/31/06	9.49	0.03	0.98	1.01	(0.05)	—	—	(0.05)	10.45	10.65	10,919	1.35	(2)	0.33	(2)	70
03/31/07	10.45	0.04	1.04	1.08	(0.03)	—	—	(0.03)	11.50	10.34	13,780	1.35	(2)	0.39	(2)	76

*	Calculated based upon average shares outstanding
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
#	Annualized
†	Inception date of class
(1)	Net of the following reimbursements (recoupments) (based on average net assets):

	03/31/03		03/31/04	03/31/05	03/31/06	03/31/07

Large Cap Composite Portfolio Class 1	0.44%		0.42%	0.17%	0.12%	0.08%
Large Cap Composite Portfolio Class 2	0.49		0.41	0.17	0.11	0.08
Large Cap Composite Portfolio Class 3	0.68	#	0.43	0.16	0.11	0.08

(2)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07

Large Cap Composite Portfolio Class 1	0.00%	0.01%
Large Cap Composite Portfolio Class 2	0.00	0.01
Large Cap Composite Portfolio Class 3	0.00	0.01

89	Seasons Series Trust

FINANCIAL HIGHLIGHTS (continued)

					Dividends	Dividends	Dividends		Net		Net			Ratio of
	Net Asset	Net	Net realized		declared	from net	declared		Asset		Assets	Ratio of		net
	Value	investment	& unrealized	Total from	from net	realized	from net		Value		end of	expenses to		investment
Period	beginning	income	gain (loss) on	investment	investment	gain on	return of	Total	end of	Total	period	average net		income to		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	capital	distributions	period	Return**	(000’s)	assets		net assets		turnover

Large Cap Value Portfolio Class 1

03/31/03	$10.60	$0.11	$(2.84)	$(2.73)	$(0.03)	$(0.04)	$—	$(0.07)	$7.80	(25.86)%	$10,653	1.10	%(1)	1.19	%(1)	32%
03/31/04	7.80	0.12	2.92	3.04	(0.09)	—	—	(0.09)	10.75	39.01	13,865	1.10	(1)	1.20	(1)	29
03/31/05	10.75	0.14	0.86	1.00	(0.09)	—	—	(0.09)	11.66	9.30	14,815	0.96	(1)	1.26	(1)	32
03/31/06	11.66	0.17	1.26	1.43	(0.12)	(0.07)	—	(0.19)	12.90	12.31	15,219	0.95	(2)	1.38	(2)	39
03/31/07	12.90	0.20	1.77	1.97	(0.13)	(0.45)	—	(0.58)	14.29	15.33	17,408	0.90	(2)	1.47	(2)	34

Large Cap Value Portfolio Class 2

03/31/03	10.60	0.09	(2.85)	(2.76)	(0.02)	(0.04)	—	(0.06)	7.78	(26.09)	51,942	1.25	(1)	1.07	(1)	32
03/31/04	7.78	0.10	2.92	3.02	(0.07)	—	—	(0.07)	10.73	38.93	92,112	1.25	(1)	1.04	(1)	29
03/31/05	10.73	0.12	0.86	0.98	(0.07)	—	—	(0.07)	11.64	9.18	109,563	1.11	(1)	1.11	(1)	32
03/31/06	11.64	0.15	1.25	1.40	(0.10)	(0.07)	—	(0.17)	12.87	12.09	115,372	1.10	(2)	1.23	(2)	39
03/31/07	12.87	0.18	1.77	1.95	(0.11)	(0.45)	—	(0.56)	14.26	15.22	129,525	1.05	(2)	1.32	(2)	34

Large Cap Value Portfolio Class 3

11/11/02- 03/31/03†	8.27	0.03	(0.46)	(0.43)	(0.02)	(0.04)	—	(0.06)	7.78	(5.27)	140	1.28	#(1)	1.14	#(1)	32
03/31/04	7.78	0.08	2.93	3.01	(0.07)	—	—	(0.07)	10.72	38.76	5,528	1.35	(1)	0.87	(1)	29
03/31/05	10.72	0.11	0.86	0.97	(0.06)	—	—	(0.06)	11.63	9.08	32,460	1.20	(1)	1.03	(1)	32
03/31/06	11.63	0.13	1.26	1.39	(0.09)	(0.07)	—	(0.16)	12.86	12.00	85,913	1.20	(2)	1.14	(2)	39
03/31/07	12.86	0.16	1.77	1.93	(0.10)	(0.45)	—	(0.55)	14.24	15.06	189,817	1.15	(2)	1.23	(2)	34

Mid Cap Growth Portfolio Class 1

03/31/03	10.07	(0.06)	(2.33)	(2.39)	—	—	—	—	7.68	(23.73)	10,649	1.15	(1)	(0.71	)(1)	117
03/31/04	7.68	(0.07)	4.03	3.96	—	—	—	—	11.64	51.56	15,233	1.15	(1)	(0.74	)(1)	97
03/31/05	11.64	(0.07)	0.64	0.57	—	—	—	—	12.21	4.90	15,484	1.13	(1)	(0.63	)(1)	81
03/31/06	12.21	(0.02)	3.05	3.03	—	(0.42)	—	(0.42)	14.82	25.04	14,981	1.04	(2)	(0.18	)(2)	86
03/31/07	14.82	(0.03)	1.00	0.97	—	(1.03)	—	(1.03)	14.76	6.78	13,109	1.01	(2)	(0.23	)(2)	71

Mid Cap Growth Portfolio Class 2

03/31/03	10.05	(0.07)	(2.33)	(2.40)	—	—	—	—	7.65	(23.88)	32,110	1.30	(1)	(0.86	)(1)	117
03/31/04	7.65	(0.09)	4.02	3.93	—	—	—	—	11.58	51.37	69,968	1.30	(1)	(0.89	)(1)	97
03/31/05	11.58	(0.09)	0.63	0.54	—	—	—	—	12.12	4.66	77,433	1.28	(1)	(0.78	)(1)	81
03/31/06	12.12	(0.04)	3.04	3.00	—	(0.42)	—	(0.42)	14.70	24.98	96,349	1.19	(2)	(0.30	)(2)	86
03/31/07	14.70	(0.05)	0.98	0.93	—	(1.03)	—	(1.03)	14.60	6.55	92,566	1.16	(2)	(0.37	)(2)	71

Mid Cap Growth Portfolio Class 3

11/11/02- 03/31/03†	7.76	(0.03)	(0.08)	(0.11)	—	—	—	—	7.65	(1.42)	139	1.40	#(1)	(0.98	)#(1)	117
03/31/04	7.65	(0.10)	4.01	3.91	—	—	—	—	11.56	51.11	5,917	1.40	(1)	(1.07	)(1)	97
03/31/05	11.56	(0.09)	0.62	0.53	—	—	—	—	12.09	4.58	24,891	1.37	(1)	(0.85	)(1)	81
03/31/06	12.09	(0.05)	3.02	2.97	—	(0.42)	—	(0.42)	14.64	24.79	45,247	1.29	(2)	(0.38	)(2)	86
03/31/07	14.64	(0.07)	0.99	0.92	—	(1.03)	—	(1.03)	14.53	6.51	58,718	1.26	(2)	(0.46	)(2)	71

*	Calculated based upon average shares outstanding
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
#	Annualized
†	Inception date of class
(1)	Net of the following reimbursements (recoupments) (based on average net assets):

	03/31/03		03/31/04	03/31/05

Large Cap Value Portfolio Class 1	(0.02)%		(0.03)%	(0.00)%
Large Cap Value Portfolio Class 2	(0.02)		(0.03)	(0.00)
Large Cap Value Portfolio Class 3	0.09	#	0.01	(0.00)
Mid Cap Growth Portfolio Class 1	0.12		0.03	(0.08)
Mid Cap Growth Portfolio Class 2	0.13		0.03	(0.08)
Mid Cap Growth Portfolio Class 3	0.19	#	0.06	(0.08)

(2)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07

Large Cap Value Portfolio Class 1	0.00%	0.00%
Large Cap Value Portfolio Class 2	0.00	0.00
Large Cap Value Portfolio Class 3	0.00	0.00
Mid Cap Growth Portfolio Class 1	0.00	0.00
Mid Cap Growth Portfolio Class 2	0.00	0.00
Mid Cap Growth Portfolio Class 3	0.00	0.00

Seasons Series Trust	90

FINANCIAL HIGHLIGHTS (continued)

														Ratio of
					Dividends	Dividends	Dividends		Net		Net			net
	Net Asset	Net	Net realized		declared	from net	declared		Asset		Assets	Ratio of		investment
	Value	investment	& unrealized	Total from	from net	realized	from net		Value		end of	expenses to		income to
Period	beginning	income	gain (loss) on	investment	investment	gain on	return of	Total	end of	Total	period	average		average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	capital	distributions	period	Return**	(000’s)	net assets		net assets		turnover

Mid Cap Value Portfolio Class 1

03/31/03	$13.41	$0.11	$(2.73)	$(2.62)	$(0.02)	$(0.16)	$—	$(0.18)	$10.61	(19.61)%	$10,584	1.15	%(1)	0.95	%(1)	61%
03/31/04	10.61	0.10	4.80	4.90	(0.10)	(0.01)	—	(0.11)	15.40	46.29	14,034	1.15	(1)	0.69	(1)	50
03/31/05	15.40	0.12	2.59	2.71	(0.07)	(0.30)	—	(0.37)	17.74	17.69	15,887	1.03	(1)	0.77	(1)	42
03/31/06	17.74	0.17	2.60	2.77	(0.11)	(1.16)	—	(1.27)	19.24	15.99	17,245	1.02		0.92		46
03/31/07	19.24	0.16	2.59	2.75	(0.14)	(1.89)	—	(2.03)	19.96	14.73	16,234	0.97		0.83		46

Mid Cap Value Portfolio Class 2

03/31/03	13.40	0.10	(2.73)	(2.63)	(0.02)	(0.16)	—	(0.18)	10.59	(19.73)	46,557	1.30	(1)	0.83	(1)	61
03/31/04	10.59	0.08	4.79	4.87	(0.08)	(0.01)	—	(0.09)	15.37	46.09	85,682	1.30	(1)	0.53	(1)	50
03/31/05	15.37	0.10	2.58	2.68	(0.05)	(0.30)	—	(0.35)	17.70	17.52	118,416	1.18	(1)	0.63	(1)	42
03/31/06	17.70	0.14	2.60	2.74	(0.09)	(1.16)	—	(1.25)	19.19	15.82	124,641	1.17		0.77		46
03/31/07	19.19	0.13	2.57	2.70	(0.11)	(1.89)	—	(2.00)	19.89	14.50	127,417	1.12		0.68		46

Mid Cap Value Portfolio Class 3

11/11/02- 03/31/03†	11.07	0.04	(0.34)	(0.30)	(0.02)	(0.16)	—	(0.18)	10.59	(2.84)	138	1.40	#(1)	0.97	#(1)	61
03/31/04	10.59	0.05	4.80	4.85	(0.08)	(0.01)	—	(0.09)	15.35	45.86	5,435	1.40	(1)	0.37	(1)	50
03/31/05	15.35	0.09	2.56	2.65	(0.03)	(0.30)	—	(0.33)	17.67	17.37	30,602	1.26	(1)	0.58	(1)	42
03/31/06	17.67	0.12	2.60	2.72	(0.07)	(1.16)	—	(1.23)	19.16	15.74	54,833	1.27		0.69		46
03/31/07	19.16	0.11	2.57	2.68	(0.09)	(1.89)	—	(1.98)	19.86	14.43	70,308	1.22		0.59		46

Small Cap Portfolio Class 1

03/31/03	8.36	(0.03)	(2.32)	(2.35)	—	—	—	—	6.01	(28.11)	8,061	1.15	(1)	(0.37	)(1)	91
03/31/04	6.01	(0.04)	2.96	2.92	—	—	—	—	8.93	48.59	11,129	1.15	(1)	(0.52	)(1)	134
03/31/05	8.93	(0.04)	0.14	0.10	—	—	—	—	9.03	1.12	9,664	1.15	(1)	(0.48	)(1)	134
03/31/06	9.03	0.00	1.78	1.78	—	(0.08)	—	(0.08)	10.73	19.82	11,829	1.15	(1)(2)	0.01	(1)(2)	85
03/31/07	10.73	0.01	0.71	0.72	—	(0.48)	—	(0.48)	10.97	6.82	9,502	1.10	(1)(2)	0.31	(1)(2)	153

Small Cap Portfolio Class 2

03/31/03	8.34	(0.03)	(2.32)	(2.35)	—	—	—	—	5.99	(28.18)	28,013	1.30	(1)	(0.52	)(1)	91
03/31/04	5.99	(0.05)	2.95	2.90	—	—	—	—	8.89	48.41	62,201	1.30	(1)	(0.67	)(1)	134
03/31/05	8.89	(0.05)	0.13	0.08	—	—	—	—	8.97	0.90	66,999	1.30	(1)	(0.62	)(1)	134
03/31/06	8.97	(0.01)	1.76	1.75	—	(0.08)	—	(0.08)	10.64	19.62	79,997	1.30	(1)(2)	(0.15	)(1)(2)	85
03/31/07	10.64	(0.01)	0.70	0.69	—	(0.48)	—	(0.48)	10.85	6.59	79,374	1.25	(1)(2)	0.16	(1)(2)	153

Small Cap Portfolio Class 3

11/11/02- 03/31/03†	6.19	(0.01)	(0.19)	(0.20)	—	—	—	—	5.99	(3.23)	120	1.40	#(1)	(0.58	)#(1)	91
03/31/04	5.99	(0.05)	2.93	2.88	—	—	—	—	8.87	48.08	5,609	1.40	(1)	(0.72	)(1)	134
03/31/05	8.87	(0.05)	0.12	0.07	—	—	—	—	8.94	0.79	25,076	1.40	(1)	(0.66	)(1)	134
03/31/06	8.94	(0.02)	1.76	1.74	—	(0.08)	—	(0.08)	10.60	19.57	64,565	1.40	(1)(2)	(0.23	)(1)(2)	85
03/31/07	10.60	(0.02)	0.70	0.68	—	(0.48)	—	(0.48)	10.80	6.52	120,341	1.35	(1)(2)	0.06	(1)(2)	153

*	Calculated based upon average shares outstanding
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
#	Annualized
†	Inception date of class
(1)	Net of the following reimbursements (recoupments) (based on average net assets):

	03/31/03		03/31/04	03/31/05	03/31/06	03/31/07

Mid Cap Value Portfolio Class 1	(0.01)%		(0.00)%	(0.02)%	—%	—%
Mid Cap Value Portfolio Class 2	(0.01)		(0.01)	(0.02)	—	—
Mid Cap Value Portfolio Class 3	(0.01	)#	0.03	(0.01)	—	—
Small Cap Portfolio Class 1	0.17		0.06	(0.08)	0.02	(0.03)
Small Cap Portfolio Class 2	0.18		0.06	(0.08)	0.02	(0.03)
Small Cap Portfolio Class 3	0.25	#	0.08	(0.08)	0.02	(0.03)

(2)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07

Mid Cap Value Portfolio Class 1	—%	—%
Mid Cap Value Portfolio Class 2	—	—
Mid Cap Value Portfolio Class 3	—	—
Small Cap Portfolio Class 1	0.00	0.03
Small Cap Portfolio Class 2	0.00	0.03
Small Cap Portfolio Class 3	0.00	0.03

91	Seasons Series Trust

FINANCIAL HIGHLIGHTS (continued)

														Ratio of
					Dividends	Dividends	Dividends		Net		Net			net
	Net Asset	Net	Net realized		declared	from net	declared		Asset		Assets	Ratio of		investment
	Value	investment	& unrealized	Total from	from net	realized	from net		Value		end of	expenses to		income to
Period	beginning	income	gain (loss) on	investment	investment	gain on	return of	Total	end of	Total	period	average		average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	capital	distributions	period	Return**	(000’s)	net assets		net assets		turnover

International Equity Portfolio Class 1

03/31/03	$7.36	$0.03	$(2.24)	$(2.21)	$(0.03)	$—	$—	$(0.03)	$5.12	(30.12)%	$5,273	1.30	%(1)	0.53	%(1)	53%
03/31/04	5.12	0.04	2.66	2.70	(0.07)	—	—	(0.07)	7.75	52.92	7,794	1.30	(1)	0.64	(1)	50
03/31/05	7.75	0.04	0.83	0.87	(0.10)	—	—	(0.10)	8.52	11.28	8,650	1.30	(1)	0.57	(1)	84
03/31/06	8.52	0.09	2.11	2.20	(0.05)	(0.14)	—	(0.19)	10.53	25.99	12,326	1.30	(1)	0.97	(1)	71
03/31/07	10.53	0.13	1.70	1.83	(0.06)	(0.39)	—	(0.45)	11.91	17.67	14,765	1.29	(1)(4)	1.16	(1)(4)	80

International Equity Portfolio Class 2

03/31/03	7.35	0.02	(2.24)	(2.22)	(0.01)	—	—	(0.01)	5.12	(30.17)	22,167	1.45	(1)	0.31	(1)	53
03/31/04	5.12	0.03	2.65	2.68	(0.06)	—	—	(0.06)	7.74	52.53	58,220	1.45	(1)	0.45	(1)	50
03/31/05	7.74	0.03	0.83	0.86	(0.09)	—	—	(0.09)	8.51	11.16	85,852	1.45	(1)	0.41	(1)	84
03/31/06	8.51	0.07	2.12	2.19	(0.04)	(0.14)	—	(0.18)	10.52	25.86	118,834	1.45	(1)	0.82	(1)	71
03/31/07	10.52	0.11	1.69	1.80	(0.05)	(0.39)	—	(0.44)	11.88	17.36	154,690	1.44	(1)(4)	1.01	(1)(4)	80

International Equity Portfolio Class 3

11/11/02- 03/31/03†	5.69	—	(0.56)	(0.56)	(0.01)	—	—	(0.01)	5.12	(9.79)	144	1.55	#(1)	0.15	#(1)	53
03/31/04	5.12	0.04	2.63	2.67	(0.06)	—	—	(0.06)	7.73	52.29	4,277	1.55	(1)	0.66	(1)	50
03/31/05	7.73	0.02	0.83	0.85	(0.08)	—	—	(0.08)	8.50	11.07	27,288	1.55	(1)	0.28	(1)	84
03/31/06	8.50	0.05	2.12	2.17	(0.03)	(0.14)	—	(0.17)	10.50	25.66	102,098	1.55	(1)	0.53	(1)	71
03/31/07	10.50	0.09	1.70	1.79	(0.04)	(0.39)	—	(0.43)	11.86	17.29	218,009	1.54	(1)(4)	0.80	(1)(4)	80

Diversified Fixed Income Portfolio Class 1

03/31/03	9.76	0.36	0.63	0.99	(0.05)	—	—	(0.05)	10.70	10.14	17,731	1.00	(1)	3.47	(1)	63	(2)
03/31/04	10.70	0.35	0.19	0.54	(0.27)	—	—	(0.27)	10.97	5.11	13,922	0.90	(1)	3.15	(1)	109	(2)
03/31/05	10.97	0.39	(0.36)	0.03	(0.33)	(0.01)	—	(0.34)	10.66	0.22	11,137	0.84		3.57		88	(2)
03/31/06	10.66	0.39	(0.24)	0.15	(0.34)	(0.05)	—	(0.39)	10.42	1.36 (3)	10,595	0.83		3.67		94
03/31/07	10.42	0.45	0.15	0.60	(0.33)	0.00	—	(0.33)	10.69	5.81	9,479	0.80		4.19		108

Diversified Fixed Income Portfolio Class 2

03/31/03	9.75	0.32	0.65	0.97	(0.04)	—	—	(0.04)	10.68	10.00	135,818	1.15	(1)	3.25	(1)	63	(2)
03/31/04	10.68	0.33	0.19	0.52	(0.25)	—	—	(0.25)	10.95	4.97	138,125	1.05	(1)	3.01	(1)	109	(2)
03/31/05	10.95	0.37	(0.35)	0.02	(0.32)	(0.01)	—	(0.33)	10.64	0.07	122,693	0.99		3.42		88	(2)
03/31/06	10.64	0.38	(0.25)	0.13	(0.32)	(0.05)	—	(0.37)	10.40	1.21 (3)	108,491	0.98		3.52		94
03/31/07	10.40	0.42	0.16	0.58	(0.31)	0.00	—	(0.31)	10.67	5.66	101,549	0.95		4.05		108

Diversified Fixed Income Portfolio Class 3

11/11/02- 03/31/03†	10.49	0.09	0.13	0.22	(0.04)	—	—	(0.04)	10.67	2.15	978	1.25	#(1)	2.68	#(1)	63	(2)
03/31/04	10.67	0.29	0.22	0.51	(0.25)	—	—	(0.25)	10.93	4.84	9,120	1.15	(1)	2.99	(1)	109	(2)
03/31/05	10.93	0.34	(0.34)	—	(0.30)	(0.01)	—	(0.31)	10.62	(0.03)	32,192	1.09		3.31		88	(2)
03/31/06	10.62	0.35	(0.23)	0.12	(0.31)	(0.05)	—	(0.36)	10.38	1.11 (3)	72,452	1.08		3.44		94
03/31/07	10.38	0.40	0.17	0.57	(0.30)	0.00	—	(0.30)	10.65	5.57	123,975	1.05		3.96		108

*	Calculated based upon average shares outstanding
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
#	Annualized
†	Inception date of class
(1)	Net of the following reimbursements (recoupments) (based on average net assets):

	03/31/03		03/31/04	03/31/05	03/31/06	03/31/07

International Equity Portfolio Class 1	0.46%		0.31%	(0.00)%	0.03%	(0.04)%
International Equity Portfolio Class 2	0.46		0.30	(0.00)	0.03	(0.04)
International Equity Portfolio Class 3	0.49	#	0.30	(0.00)	0.03	(0.05)
Diversified Fixed Income Portfolio Class 1	0.01		(0.03)	—	—	—
Diversified Fixed Income Portfolio Class 2	—		(0.02)	—	—	—
Diversified Fixed Income Portfolio Class 3	0.14	#	(0.01)	—	—	—

(2)	Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

	2002	2003	2004	2005

Diversified Fixed Income Portfolio	44%	60%	106%	82%

(3)	The Portfolio’s performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions

(4)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

03/31/07

International Equity Portfolio Class 1	0.00%
International Equity Portfolio Class 2	0.00
International Equity Portfolio Class 3	0.00

Seasons Series Trust	92

FINANCIAL HIGHLIGHTS (continued)

															Ratio of
					Dividends	Dividends	Dividends		Net			Net			net
	Net Asset	Net	Net realized		declared	from net	declared		Asset			Assets	Ratio of		investment
	Value	investment	& unrealized	Total from	from net	realized	from net		Value			end of	expenses to		income to
Period	beginning	income	gain (loss) on	investment	investment	gain on	return of	Total	end of	Total		period	average		average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	capital	distributions	period	Return**		(000’s)	net assets		net assets		turnover

Strategic Fixed Income Portfolio Class 3

02/14/05- 03/31/05@	$10.00	$0.04	$(0.38)	$(0.34)	$—	$—	$—	$—	$9.66	(3.40)%		$17,193	1.55	%#(1)	3.59	%#(1)	5%
03/31/06	9.66	0.48	0.23	0.71	(0.29)	(0.01)	—	(0.30)	10.07	7.45		48,116	1.47	(1)	4.59	(1)(2)	42
03/31/07	10.07	0.52	0.29	0.81	(0.38)	(0.01)	—	(0.39)	10.49	8.07		97,104	1.21	(2)	5.21	(2)	91

Cash Management Portfolio Class 1

03/31/03	10.89	0.10	—	0.10	(0.15)	—	—	(0.15)	10.84	0.89		6,297	0.85	(1)	0.86	(1)	—
03/31/04	10.84	0.04	—	0.04	(0.09)	—	—	(0.09)	10.79	0.37		7,384	0.80	(1)	0.33	(1)	—
03/31/05	10.79	0.11	0.00	0.11	(0.04)	—	—	(0.04)	10.86	0.99		4,637	0.71	(1)	0.95	(1)	—
03/31/06	10.86	0.35	(0.01)	0.34	(0.13)	—	—	(0.13)	11.07	3.13		4,927	0.63	(1)(2)	3.11	(1)(2)	—
03/31/07	11.07	0.52	0.01	0.53	(0.29)	0.00	—	(0.29)	11.31	4.79	(3)	6,967	0.56		4.68		—

Cash Management Portfolio Class 2

03/31/03	10.89	0.07	—	0.07	(0.14)	—	—	(0.14)	10.82	0.66		56,597	1.00	(1)	0.67	(1)	—
03/31/04	10.82	0.02	—	0.02	(0.07)	—	—	(0.07)	10.77	0.22		54,276	0.95	(1)	0.18	(1)	—
03/31/05	10.77	0.09	0.00	0.09	(0.02)	—	—	(0.02)	10.84	0.84		47,494	0.86	(1)	0.82	(1)	—
03/31/06	10.84	0.33	(0.01)	0.32	(0.11)	—	—	(0.11)	11.05	2.98		38,397	0.78	(1)(2)	2.93	(1)(2)	—
03/31/07	11.05	0.51	0.00	0.51	(0.27)	0.00	—	(0.27)	11.29	4.64	(3)	51,617	0.70		4.55		—

Cash Management Portfolio Class 3

11/11/02- 03/31/03†	10.95	0.01	—	0.01	(0.14)	—	—	(0.14)	10.82	0.11		348	1.10	#	0.25	#	—
03/31/04	10.82	0.01	—	0.01	(0.07)	—	—	(0.07)	10.76	0.09		6,224	1.05	(1)	0.06	(1)	—
03/31/05	10.76	0.09	(0.01)	0.08	(0.01)	—	—	(0.01)	10.83	0.74		12,284	0.97	(1)	0.82	(1)	—
03/31/06	10.83	0.32	(0.01)	0.31	(0.10)	—	—	(0.10)	11.04	2.88		21,357	0.87	(1)(2)	2.95	(1)(2)	—
03/31/07	11.04	0.49	0.01	0.50	(0.26)	0.00	—	(0.26)	11.28	4.55	(3)	49,737	0.81		4.46		—

*	Calculated based upon average shares outstanding
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
#	Annualized
@	Commencement of Operations
†	Inception date of class
(1)	Net of the following reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/03	03/31/04	03/31/05	03/31/06

Strategic Fixed Income Portfolio Class 3	—%	—%	1.41%	(0.09)%
Cash Management Portfolio Class 1	(0.01)	(0.03)	0.00	0.03
Cash Management Portfolio Class 2	(0.02)	(0.03)	0.00	0.03
Cash Management Portfolio Class 3	0.03 #	(0.01)	0.00	0.03

(2)	Gross of Custody Credits of 0.01%

(3)	The Portfolio’s performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.

93	Seasons Series Trust

FINANCIAL HIGHLIGHTS (continued)

														Ratio of
					Dividends	Dividends	Dividends		Net		Net			net
	Net Asset	Net	Net realized		declared	from net	declared		Asset		Assets	Ratio of		investment
	Value	investment	& unrealized	Total from	from net	realized	from net		Value		end of	expenses to		income to
Period	beginning	income	gain (loss) on	investment	investment	gain on	return of	Total	end of	Total	period	average		average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	capital	Distributions	period	Return**	(000’s)	net assets		net assets		turnover

Focus Growth Portfolio Class 1

03/31/03	$7.06	$(0.03)	$(1.54)	$(1.57)	$—	$—	$—	$—	$5.49	(22.24)%	$5,535	1	.30%(1)	(0	.44)%(1)	143%
03/31/04	5.49	(0.05)	2.48	2.43	—	—	—	—	7.92	44.26	8,170	1	.30(1)	(0	.66)(1)	90
03/31/05	7.92	0.00	(0.32)	(0.32)	—	—	—	—	7.60	(4.04)	6,504	1	.30(1)	0	.03(1)	200
03/31/06	7.60	(0.05)	1.55	1.50	—	—	—	—	9.10	19.74	7,907	1	.17(1)(2)	(0	.59)(1)(2)	102
03/31/07	9.10	(0.03)	0.05	0.02	—	—	—	—	9.12	0.22	4,423	1	.11(1)(2)(3)	(0	.30)(1)(2)(3)	120

Focus Growth Portfolio Class 2
03/31/03	7.05	(0.03)	(1.55)	(1.58)	—	—	—	—	5.47	(22.41)	33,763	1	.45(1)	(0	.59)(1)	143
03/31/04	5.47	(0.06)	2.47	2.41	—	—	—	—	7.88	44.06	68,443	1	.45(1)	(0	.81)(1)	90
03/31/05	7.88	(0.01)	(0.32)	(0.33)	—	—	—	—	7.55	(4.19)	67,731	1	.45(1)	(0	.10)(1)	200
03/31/06	7.55	(0.06)	1.54	1.48	—	—	—	—	9.03	19.60	73,281	1	.32(1)(2)	(0	.74)(1)(2)	102
03/31/07	9.03	(0.04)	0.04	0.00	—	—	—	—	9.03	0.00	62,866	1	.25(1)(2)(3)	(0	.48)(1)(2)(3)	120

Focus Growth Portfolio Class 3

11/11/02- 03/31/03†	5.70	(0.01)	(0.22)	(0.23)	—	—	—	—	5.47	(4.04)	99	1	.55#(1)	(0	.66)#(1)	143
03/31/04	5.47	(0.05)	2.45	2.40	—	—	—	—	7.87	43.88	6,775	1	.55(1)	(0	.75)(1)	90
03/31/05	7.87	(0.00)	(0.34)	(0.34)	—	—	—	—	7.53	(4.32)	21,909	1	.55(1)	(0	.07)(1)	200
03/31/06	7.53	(0.07)	1.54	1.47	—	—	—	—	9.00	19.52	39,589	1	.41(1)(2)	(0	.81)(1)(2)	102
03/31/07	9.00	(0.05)	0.04	(0.01)	—	—	—	—	8.99	(0.11)	52,391	1	.35(1)(2)(3)	(0	.59)(1)(2)(3)	120

*	Calculated based upon average shares outstanding
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
#	Annualized
†	Inception date of class
(1)	Net of the following reimbursements (recoupments) (based on average net assets):

	03/31/03		03/31/04	03/31/05	03/31/06	03/31/07

Focus Growth Portfolio Class 1	0.18%		0.05%	(0.09)%	(0.03)%	0.00%
Focus Growth Portfolio Class 2	0.19		0.05	(0.09)	(0.03)	0.00
Focus Growth Portfolio Class 3	0.26	#	0.08	(0.09)	(0.03)	0.00

(2)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07

Focus Growth Portfolio Class 1	0.00%	0.01%
Focus Growth Portfolio Class 2	0.00	0.01
Focus Growth Portfolio Class 3	0.00	0.01

(3)	Gross of custody credit of 0.01%.

Seasons Series Trust	94

FINANCIAL HIGHLIGHTS (continued)

														Ratio of
					Dividends	Dividends	Dividends		Net		Net			net
	Net Asset	Net	Net realized		declared	from net	declared		Asset		Assets	Ratio of		investment
	Value	investment	& unrealized	Total from	from net	realized	from net		Value		end of	expenses to		income to
Period	beginning	income	gain (loss) on	investment	investment	gain on	return of	Total	end of	Total	period	average		average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	capital	Distributions	period	Return**	(000’s)	net assets		net assets		turnover

Focus TechNet Portfolio Class 2
03/31/03	$4.41	$(0.04)	$(1.53)	$(1.57)	$—	$—	$—	$—	$2.84	(35.60)%	$11,585	1.65%		(1.46)%		253%
03/31/04	2.84	(0.07)	2.30	2.23	—	—	—	—	5.07	78.52	31,718	1.65		(1.55)		183
03/31/05	5.07	(0.06)	0.01	(0.05)	—	—	—	—	5.02	(0.99)	27,909	1.65		(1.16)		155
03/31/06	5.02	(0.08)	1.48	1.40	—	—	—	—	6.42	27.89	36,331	1.65		(1.31)		116
03/31/07	6.42	(0.08)	(0.03)	(0.11)	—	(0.21)	—	(0.21)	6.10	(1.76)	24,613	1.65	(1)	(1.37	)(1)	81
Focus TechNet Portfolio Class 3

11/11/02- 03/31/03†	2.85	(0.02)	0.01	(0.01)	—	—	—	—	2.84	(0.35)	100	1.68	#	(1.52	)#	253
03/31/04	2.84	(0.07)	2.30	2.23	—	—	—	—	5.07	78.52	3,830	1.75		(1.70)		183
03/31/05	5.07	(0.06)	0.00	(0.06)	—	—	—	—	5.01	(1.18)	11,321	1.75		(1.15)		155
03/31/06	5.01	(0.08)	1.47	1.39	—	—	—	—	6.40	27.74	19,386	1.75		(1.41)		116
03/31/07	6.40	(0.09)	(0.03)	(0.12)	—	(0.21)	—	(0.21)	6.07	(1.92)	18,436	1.75	(1)	(1.47	)(1)	81
Focus Growth and Income Portfolio Class 2
03/31/03	8.32	(0.03)	(1.51)	(1.54)	—	—	—	—	6.78	(18.51)	19,142	1.45		(0.37)		180
03/31/04	6.78	(0.03)	2.53	2.50	—	—	—	—	9.28	36.87	49,277	1.45		(0.35)		84
03/31/05	9.28	0.02	0.03	0.05	—	—	—	—	9.33	0.54	49,049	1.45		0.18		77
03/31/06	9.33	0.09	1.21	1.30	(0.02)	—	—	(0.02)	10.61	13.96	48,297	1.42		0.94		164
03/31/07	10.61	0.06	1.49	1.55	(0.10)	(0.55)	—	(0.65)	11.51	14.68	52,060	1.30	(1)	0.58	(1)	151
Focus Growth and Income Portfolio Class 3

11/11/02- 03/31/03†	6.96	(0.01)	(0.17)	(0.18)	—	—	—	—	6.78	(2.59)	105	1.55	#	(0.44	)#	180
03/31/04	6.78	(0.03)	2.52	2.49	—	—	—	—	9.27	36.73	6,855	1.55		(0.35)		84
03/31/05	9.27	0.01	0.02	0.03	—	—	—	—	9.30	0.32	22,063	1.55		0.16		77
03/31/06	9.30	0.08	1.21	1.29	(0.01)	—	—	(0.01)	10.58	13.90	27,151	1.52		0.85		164
03/31/07	10.58	0.05	1.49	1.54	(0.09)	(0.55)	—	(0.64)	11.48	14.63	34,685	1.39	(1)	0.47	(1)	151

Focus Value Portfolio Class 2

03/31/03	11.68	0.07	(2.63)	(2.56)	(0.07)	(0.25)	(0.03)	(0.35)	8.77	(22.00)	19,105	1.45		0.71		190
03/31/04	8.77	0.15	4.19	4.34	—	—	—	—	13.11	49.49	49,022	1.45		1.34		165
03/31/05	13.11	0.05	1.45	1.50	(0.09)	(0.69)	—	(0.78)	13.83	11.66	67,250	1.45		0.36		130
03/31/06	13.83	0.06	1.97	2.03	(0.01)	(0.60)	—	(0.61)	15.25	14.92	73,413	1.39		0.45		152
03/31/07	15.25	0.17	2.83	3.00	(0.05)	(0.37)	—	(0.42)	17.83	19.78	86,877	1.27	(1)(2)	1.01	(1)(2)	70
Focus Value Portfolio Class 3

11/11/02- 03/31/03†	9.12	—	—	—	(0.07)	(0.25)	(0.03)	(0.35)	8.77	(0.12)	115	1.55	#	(0.12	)#	190
03/31/04	8.77	0.09	4.23	4.32	—	—	—	—	13.09	49.26	4,494	1.55		0.87		165
03/31/05	13.09	0.03	1.46	1.49	(0.08)	(0.69)	—	(0.77)	13.81	11.58	21,657	1.55		0.25		130
03/31/06	13.81	0.05	1.96	2.01	—	(0.60)	—	(0.60)	15.22	14.78	41,737	1.48		0.37		152
03/31/07	15.22	0.15	2.84	2.99	(0.04)	(0.37)	—	(0.41)	17.80	19.72	73,769	1.36	(1)(2)	0.91	(1)(2)	70

*	Calculated based upon average shares outstanding
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
#	Annualized
†	Inception date of class.

(1)	Net of the following reimbursements (recoupments) (based on average net assets):

	03/31/03		03/31/04	03/31/05	03/31/06	03/31/07

Focus TechNet Portfolio Class 2	1.71%		0.52%	0.17%	(0.06)%	(0.06)%
Focus TechNet Portfolio Class 3	1.74	#	0.52	0.19	(0.07)	(0.06)
Focus Growth and Income Portfolio Class 2	0.68		0.25	(0.01)	(0.10)	0.00
Focus Growth and Income Portfolio Class 3	0.79	#	0.27	(0.01)	(0.10)	0.00
Focus Value Portfolio Class 2	0.73		0.25	(0.02)	(0.07)	0.00
Focus Value Portfolio Class 3	0.76	#	0.27	(0.02)	(0.07)	0.00

(2)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

03/31/07

Focus Value Portfolio Class 2	0.00%
Focus Value Portfolio Class 3	0.00

95	Seasons Series Trust

FINANCIAL HIGHLIGHTS (continued)

														Ratio of
					Dividends	Dividends	Dividends				Net			net
	Net Asset	Net	Net realized		declared	from net	declared		Net Asset		Assets	Ratio of		investment
	Value	investment	& unrealized	Total from	from net	realized	from net		Value		end of	expenses to		income to
Period	beginning	income	gain (loss) on	investment	investment	gain on	return of	Total	end of	Total	period	average		average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	capital	Distributions	period	Return**	(000’s)	net assets(2)		net assets(2)		turnover

Allocation Growth Portfolio Class 3

02/14/05- 03/31/05@	$10.00	$(0.00)	$(0.15)	$(0.15)	$—	$—	$—	$—	$9.85	(1.50)%	$5,308	0.35	%#(1)	(0.35	)%#(1)	1%
03/31/06	9.85	0.02	1.62	1.64	(0.05)	(0.01)	—	(0.06)	11.43	16.61	63,384	0.34	(1)(3)	0.21	(1)(3)	24
03/31/07	11.43	0.04	1.26	1.30	—	(0.05)	—	(0.05)	12.68	11.36	180,221	0.14	(1)(4)	0.38	(1)(4)	9

Allocation Moderate Growth Portfolio Class 3

02/14/05- 03/31/05@	10.00	(0.00)	(0.17)	(0.17)	—	—	—	—	9.83	(1.70)	3,314	0.35	#(1)	(0.35	)#(1)	5
03/31/06	9.83	0.08	1.34	1.42	(0.09)	(0.01)	—	(0.10)	11.15	14.40	99,205	0.28	(3)	0.82	(3)	21
03/31/07	11.15	0.10	1.08	1.18	—	(0.04)	—	(0.04)	12.29	10.62	259,625	0.13	(1)(4)	0.89	(1)(4)	11

Allocation Moderate Portfolio Class 3

02/14/05- 03/31/05@	10.00	(0.00)	(0.15)	(0.15)	—	—	—	—	9.85	(1.50)	3,388	0.35	#(1)	(0.35	)#(1)	0
03/31/06	9.85	0.15	1.02	1.17	(0.11)	(0.03)	—	(0.14)	10.88	11.93	69,582	0.31	(1)(3)	1.12	(1)(3)	29
03/31/07	10.88	0.15	0.92	1.07	—	(0.05)	—	(0.05)	11.90	9.82	169,941	0.14	(1)(4)	1.38	(1)(4)	17

Allocation Balanced Portfolio Class 3

02/14/05- 03/31/05@	10.00	(0.00)	(0.14)	(0.14)	—	—	—	—	9.86	(1.40)	3,958	0.35	#(1)	(0.35	)#(1)	0
03/31/06	9.86	0.14	0.54	0.68	(0.14)	(0.09)	—	(0.23)	10.54	9.29	40,900	0.35	(1)(3)	1.42	(1)(3)	67
03/31/07	10.54	0.18	0.76	0.94	—	(0.09)	—	(0.09)	11.39	8.89	82,257	0.19	(1)(4)	1.66	(1)(4)	15

*	Calculated based upon average shares outstanding
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total returns would have been lower for each period presented. Total return does include expense reimbursements and reductions.
@	Commencement of Operations
#	Annualized
(1)	Net of the following reimbursements (recoupments) (based on average net assets):

	03/31/05#	03/31/06	03/31/07

Allocation Growth Portfolio Class 3	4.37%	(0.05)%	0.00%
Allocation Moderate Growth Portfolio Class 3	5.58	—	0.00
Allocation Moderate Portfolio Class 3	5.32	(0.04)	0.00
Allocation Balanced Portfolio Class 3	5.45	0.00	(0.02)

(2)	Does not include underlying fund expenses that the Portfolios bear indirectly.
(3)	Gross of Custody Credits of 0.02%, 0.02%, 0.01% and 0.01% for Allocation Growth, Allocation Moderate Growth, Allocation Moderate and Allocation Balanced Portfolios.
(4)	Gross of Custody Credits of 0.01%

Seasons Series Trust	96

FOR MORE INFORMATION

The following documents contain more information about the Portfolios and are available free of charge upon request:

Annual/Semi-annual Reports.  Contain financial statements, performance data and information on portfolio holdings. The annual report also contains a written analysis of market conditions and investment strategies that significantly affected a Portfolio’s performance for the most recently completed fiscal year.

Statement of Additional Information (SAI).  Contains additional information about the Portfolios’ policies, investment restrictions and business structure. This prospectus incorporates the SAI by reference.

The Trust’s Annual/Semi-annual Reports and SAI are not available online as the Trust does not have its own website. You may obtain copies of these documents or ask questions about the Portfolios by contacting:

AIG SunAmerica Assurance Insurance Company
Annuity Service Center
P.O. Box 54299
Los Angeles, California 90054-0299
1-800-445-7862

Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call (202) 942-8090 for information on the operation of the Public Reference Room. Reports and other information about the Portfolios are also available on the EDGAR Database on the Securities and Exchange Commission’s web-site at http://www.sec.gov and copies of this information may be obtained upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-0102.

You should rely only on the information contained in this prospectus. No one is authorized to provide you with any different information.

INVESTMENT COMPANY ACT
File No. 811-07725

97	Seasons Series Trust

PROSPECTUS
July 30, 2007

Seasons Series Trust
(Class 1 Shares)

•  Multi-Managed Growth Portfolio
•  Multi-Managed Moderate Growth Portfolio
•  Multi-Managed Income/Equity Portfolio
•  Multi-Managed Income Portfolio
•  Asset Allocation: Diversified Growth Portfolio
•  Stock Portfolio

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Seasons Series Trust	2

TRUST HIGHLIGHTS

The following questions and answers are designed to give you an overview of Seasons Series Trust (the “Trust”) and to provide you with information about the Trust’s 24 separate investment series, six of which are included in this Prospectus (“Portfolios”), and their investment goals and principal investment strategies. More detailed investment information is provided in the charts, under “More Information About the Portfolios” and the glossary.

Individuals cannot invest in the Portfolios directly. Instead, they participate through a variable annuity contract or variable life policy (collectively, the “Variable Contracts”) offered by life insurance companies (the “Life Insurance Companies”) affiliated with AIG SunAmerica Asset Management Corp., the investment adviser and manager (“SunAmerica” or the “Adviser”). The term “Manager” as used in this prospectus means either SunAmerica or the other registered investment advisers that serve as investment subadvisers (“Subadvisers”) to the Trust, as the case may be.

All of the Portfolios, Multi-Managed Growth Portfolio, Multi-Managed Moderate Growth Portfolio, Multi-Managed Income/Equity Portfolio, Multi-Managed Income Portfolio, Asset Allocation: Diversified Growth Portfolio and Stock Portfolio, which we call the “Seasons Portfolios” are available only through the selection of one of four variable investment “Strategies” described in the Variable Contracts prospectus. You should be aware that if you select a “Strategy” you will not invest directly in one of the Portfolios. Instead, each Strategy invests in three of the six Seasons Portfolios and the allocation of assets among the Portfolios will vary depending on the objective of the Strategy.

Managed Components — the four distinct, actively managed investment components in which all of the assets of the Multi-Managed Seasons Portfolios are invested. The percentage each Multi-Managed Seasons Portfolio allocates to a Managed Component differs based upon the Portfolio’s investment goal. See “Managed Components” herein.
Capital Appreciation/Growth is an increase in the market value of securities held.
Income is interest payments from bonds or dividends from stocks.
Yield is the annual dollar income received on an investment expressed as a percentage of the current or average price.

Q&A

Q: What are the Portfolios’ investment goals and principal investment strategies?

A:	Each Portfolio operates as a separate mutual fund, with its own investment goal and principal investment strategy.
A Portfolio’s investment goal and principal investment strategy may be changed without shareholder approval. You will receive at least 60 days’ notice to any change to the 80% investment policies set forth below. There can be no assurance that any Portfolio will meet its investment goal or that the net return on an investment will exceed what could have been obtained through other investment or savings vehicles.

Seasons Portfolios
Portfolio	Investment Goal	Principal Investment Strategy
Multi-Managed Growth Portfolio	long-term growth of capital	asset allocation through Managed Components
Multi-Managed Moderate Growth Portfolio	long-term growth of capital, with capital preservation as a secondary objective	asset allocation through Managed Components
Multi-Managed Income/Equity Portfolio	conservation of principal while maintaining some potential for long-term growth of capital	asset allocation through Managed Components

3	Seasons Series Trust

Seasons Portfolios
Portfolio	Investment Goal	Principal Investment Strategy
Multi-Managed Income Portfolio	capital preservation	asset allocation through Managed Components
Asset Allocation: Diversified Growth Portfolio	capital appreciation	investment primarily through a strategic allocation of approximately 80% (with a range of 65-95%) of its assets in equity securities and approximately 20% (with a range of 5-35%) of its assets in fixed income securities
Stock Portfolio	long-term capital appreciation, with a secondary objective of increasing dividend income	under normal circumstances, invests at least 80% of net assets in common stocks

Each of the Seasons Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity and Multi-Managed Income Portfolios (“Multi-Managed Seasons Portfolios”) allocates all of its assets among three or four distinct Managed Components, each managed by separate Managers and each with its own investment strategy. The four Managers of the Multi-Managed Seasons Portfolios are SunAmerica, Janus Capital Management LLC (“Janus”), Lord, Abbett & Co. LLC (“Lord Abbett”) and Wellington Management Company, LLP (“Wellington Management”). The four Managed Components are Aggressive Growth/SunAmerica, Growth/Janus, Balanced/Lord Abbett/SunAmerica and Fixed Income/Wellington Management. The Managed Components each invest to varying degrees, according to its investment strategy, in a diverse portfolio of securities including, but not limited to, common stocks, securities with equity characteristics (such as preferred stocks, warrants or fixed income securities convertible into common stock), corporate and U.S. government fixed income securities, money market instruments and/or cash or cash equivalents. The assets of each Managed Component that comprises a particular Multi-Managed Seasons Portfolio belong to that Portfolio.

Although each Multi-Managed Seasons Portfolio has a distinct investment goal and allocates its assets in varying percentages among the Managed Components in furtherance of that goal, the Managed Component(s) are managed in the same general manner regardless of the goal of the Multi-Managed Seasons Portfolios. However, the equity/debt weightings of the Balanced/Lord Abbett/SunAmerica component under normal market conditions will vary depending on the goal of the Multi-Managed Seasons Portfolios. The following chart shows the allocation of the assets of each Multi-Managed Seasons Portfolio among the Managed Components.

Managed Components
Portfolio	Aggressive Growth component/ SunAmerica	Growth component/ Janus	Balanced component/ Lord Abbett/ SunAmerica	Fixed Income component/ Wellington Management
Multi-Managed Growth Portfolio	20%	40%	14%/6%	20%
Multi-Managed Moderate Growth Portfolio	18%	28%	12.6%/5.4%	36%
Multi-Managed Income/Equity Portfolio	0%	18%	14%/14%	54%
Multi-Managed Income Portfolio	0%	8%	8.5%/8.5%	75%

Differences in investment returns among the Managed Components will cause the actual percentages to vary over the course of a calendar quarter from the targets listed in the chart. Accordingly, the assets of each Multi-Managed Seasons Portfolio will be reallocated or “rebalanced” among the Managed Components on at least a quarterly basis to restore the target allocations for such Portfolio.

Seasons Series Trust	4

Q:	What are the principal risks of investing in the Portfolios?

A:	The following section describes the principal risks of each Portfolio. The charts herein also describe various additional risks.

Management Risks

Each Seasons Portfolio is subject to the risk that the selection of investments for the Portfolio may not produce the desired result.

Risks of Investing in Equity Securities

The Multi-Managed Growth, Multi-Managed Moderate Growth, Asset Allocation: Diversified Growth and Stock Portfolios invest primarily in equity securities. In addition, the Multi-Managed Income/Equity Portfolio invests significantly in equity securities.

As with any equity fund, the value of your investment in any of these Portfolios may fluctuate in response to stock market movements. This type of fluctuation is expected to increase as a Portfolio’s investments in equity securities increases, which also increases the risk that you may lose money during declines in the stock market. You should be aware that the performance of different types of equity securities may rise or decline under varying market conditions — for example, “value” stocks may perform well under circumstances in which “growth” stocks in general have fallen, and vice versa. In addition, individual stocks selected for any of these Portfolios may underperform the market generally, relevant benchmarks or other funds with comparable investment objectives and strategies.

Risks of Investing in Growth Stocks

Growth stocks are historically volatile, which will particularly affect the Multi-Managed Growth, Multi-Managed Moderate Growth, Asset Allocation: Diversified Growth and Stock Portfolios.

Risks of Investing in Bonds

The Multi-Managed Income/Equity and Multi-Managed Income Portfolios invest primarily in bonds. In addition, the Multi-Managed Growth, Multi-Managed Moderate Growth and Asset Allocation: Diversified Growth Portfolios each invests significantly in bonds.

As with any bond fund, the value of your investment in these Portfolios may go up or down in response to changes in interest rates or defaults (or even the potential for future default) by bond issuers. To the extent a Portfolio is invested in bonds, movements in the bond market generally may affect its performance. In addition, individual bonds selected for any of these Portfolios may underperform the market generally.

Risks of Investing in Junk Bonds

All Portfolios except the Stock Portfolio may invest to varying degrees in high yield/high risk securities, also known as “junk bonds,” which are considered speculative. Junk bonds carry a substantial risk of default or changes in the issuer’s creditworthiness, or they may already be in default. A junk bond’s market price may fluctuate more than higher-quality securities and may decline significantly. In addition, it may be more difficult for a Portfolio to dispose of junk bonds or to determine their value. Junk bonds may contain redemption or call provisions that, if exercised during a period of declining interest rates, may force a Portfolio to replace the security with a lower yielding security. If this occurs, it will result in a decreased return for you.

Risks of Investing Internationally

All Portfolios may invest in foreign securities. These securities may be denominated in currencies other than U.S. dollars. Foreign investing presents special risks, particularly in certain emerging market countries. While investing internationally may reduce your risk by increasing the diversification of your investment, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.

5	Seasons Series Trust

Risks of Investing in Emerging Market Countries

The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing or “emerging market” countries. An emerging market country is generally one with a low or middle income or economy or that is in the early stages of its industrialization cycle and may be more likely to experience political turmoil or rapid changes in economic conditions than developed countries. As a result, these markets are generally more volatile than the markets of developed countries. Each Portfolio may invest in issuers in emerging market countries. For fixed income investments, an emerging market includes those where the sovereign credit rating is below investment grade.

Risks of Investing in Smaller Companies

All Portfolios may invest in equity securities of smaller companies. Stocks of smaller companies and to a lesser extent, mid-cap companies, may be more volatile than, and not as liquid as, those of larger companies. This will particularly affect the Multi-Managed Growth, Multi-Managed Moderate Growth and Asset Allocation: Diversified Growth Portfolios.

Risks of Investing in “Non-Diversified” Portfolios

All Portfolios except for the Asset Allocation: Diversified Growth and Stock Portfolios are “non-diversified,” which means that each can invest a larger portion of its assets in the stock of a single company (including one of the Underlying Portfolios) than can some other mutual funds. By concentrating in a smaller number of stocks, a Portfolio’s risk is increased because the effect of each stock on the Portfolio’s performance is greater.

Additional Principal Risks

Finally, shares of Portfolios are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that a Portfolio will be able to achieve its investment goals. If the value of the assets of a Portfolio goes down, you could lose money.

Q:	How have the Seasons Portfolios performed historically?

A:	The following Risk/Return Bar Charts and Tables provide some indication of the risks of investing in the Portfolios by showing changes in the Portfolios’ performance from calendar year to calendar year, and by comparing each Portfolio’s average annual returns with those of an appropriate market index. Fees and expenses incurred at the contract level are not reflected in the bar charts and tables. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how a Portfolio will perform in the future.

Seasons Series Trust	6

MULTI-MANAGED GROWTH PORTFOLIO

During the period shown in the bar chart, the highest return for a quarter was 31.19% (quarter ended 12/31/99) and the lowest return for a quarter was –16.31% (quarter ended 9/30/01). As of the most recent calendar quarter ended 6/30/07 the year-to-date return was 7.83%.

Average Annual Total Returns	Past	Past	Return Since
(as of the calendar year ended December 31, 2006)	One Year	Five Years	Inception[6]
Multi-Managed Growth Portfolio Class 1	7.27%	5.55%	8.94%
S&P 500®[1] Class 1	15.79%	6.19%	8.41%
Lehman Brothers U.S. Aggregate Index[2] Class 1	4.33%	5.06%	6.43%
Russell 2000® Index[3] Class 1	18.37%	11.39%	10.38%
Russell 1000® Index[4] Class 1	15.46%	6.82%	8.76%
Blended Benchmark Index[5] Class 1	12.82%	7.45%	8.79%

*	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
[1]	The Standard & Poor’s 500® Composite Stock Price Index (S&P 500®) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
[2]	The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
[3]	The Russell 2000® Index measures the performance of the 2000 smallest companies in the Russell 3000® Index and is widely recognized as representative of small-cap growth stocks.
[4]	The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.
[5]	The Blended Benchmark Index consists of 51% Russell 1000® Index, 27% Lehman Brothers U.S. Aggregate Index, 20% Russell 2000® Index and 2% Treasury Bills.
[6]	Inception date for Class 1 shares is April 15, 1997.

7	Seasons Series Trust

MULTI-MANAGED MODERATE GROWTH PORTFOLIO

During the period shown in the bar chart, the highest return for a quarter was 24.57% (quarter ended 12/31/99) and the lowest return for a quarter was –12.03% (quarter ended 9/30/01). As of the most recent calendar quarter ended 6/30/07 the year-to-date return was 6.21%.

Average Annual Total Returns	Past	Past	Return Since
(as of the calendar year ended December 31, 2006)	One Year	Five Years	Inception[6]
Multi-Managed Moderate Growth Portfolio Class 1	7.06%	5.24%	8.31%
S&P 500®[1] Class 1	15.79%	6.19%	8.41%
Lehman Brothers U.S. Aggregate Index[2] Class 1	4.33%	5.06%	6.43%
Russell 2000® Index[3] Class 1	18.37%	11.39%	10.38%
Russell 1000® Index[4] Class 1	15.46%	6.82%	8.76%
Blended Benchmark Index[5] Class 1	11.07%	7.14%	8.46%

*	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
[1]	The Standard & Poor’s 500® Composite Stock Price Index (S&P 500®) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
[2]	The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
[3]	The Russell 2000® Index measures the performance of the 2000 smallest companies in the Russell 3000® Index and is widely recognized as representative of small-cap growth stocks.
[4]	The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.
[5]	The Blended Benchmark Index consists of 37.9% Russell 1000® Index, 42.3% Lehman Brothers U.S. Aggregate Index, 18.0% Russell 2000® Index and 1.8% Treasury Bills.
[6]	Inception date for Class 1 shares is April 15, 1997.

Seasons Series Trust	8

MULTI-MANAGED INCOME/EQUITY PORTFOLIO

During the period shown in the bar chart, the highest return for a quarter was 10.80% (quarter ended 12/31/99) and the lowest return for a quarter was –5.32% (quarter ended 3/31/01). As of the most recent calendar quarter ended 6/30/07 the year-to-date return was 3.38%.

Average Annual Total Returns	Past	Past	Return Since
(as of the calendar year ended December 31, 2006)	One Year	Five Years	Inception[5]
Multi-Managed Income/Equity Portfolio Class 1	5.03%	4.90%	7.13%
S&P 500®[1] Class 1	15.79%	6.19%	8.41%
Lehman Brothers U.S. Aggregate Index[2] Class 1	4.33%	5.06%	6.43%
Russell 1000® Index[3] Class 1	15.46%	6.82%	8.76%
Blended Benchmark Index[4] Class 1	7.98%	5.79%	7.45%

*	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
[1]	The Standard & Poor’s 500® Composite Stock Price Index (S&P 500®) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
[2]	The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
[3]	The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.
[4]	The Blended Benchmark Index consists of 33.4% Russell 1000® Index, 63.8% Lehman Brothers U.S. Aggregate Index, and 2.8% Treasury Bills.
[5]	Inception date for Class 1 shares is April 15, 1997.

9	Seasons Series Trust

MULTI-MANAGED INCOME PORTFOLIO

During the period shown in the bar chart, the highest return for a quarter was 5.32% (quarter ended 6/30/03) and the lowest return for a quarter was –2.64% (quarter ended 6/30/04). As of the most recent calendar quarter ended 6/30/07 the year-to-date return was 2.15%.

Average Annual Total Returns	Past	Past	Return Since
(as of the calendar year ended December 31, 2006)	One Year	Five Years	Inception[5]
Multi-Managed Income Portfolio Class 1	4.37%	4.79%	6.45%
S&P 500®[1] Class 1	15.79%	6.19%	8.41%
Lehman Brothers U.S. Aggregate Index[2] Class 1	4.33%	5.06%	6.43%
Russell 1000® Index[3] Class 1	15.46%	6.82%	8.76%
Blended Benchmark Index[4] Class 1	6.22%	5.46%	6.99%

*	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
[1]	The Standard & Poor’s 500® Composite Stock Price Index (S&P 500®) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
[2]	The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
[3]	The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.
[4]	The Blended Benchmark Index consists of 17.35% Russell 1000® Index, 80.95% Lehman Brothers U.S. Aggregate Index, and 1.7% Treasury Bills.
[5]	Inception date for Class 1 shares is April 15, 1997.

Seasons Series Trust	10

ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO

During the period shown in the bar chart, the highest return for a quarter was 15.54% (quarter ended 12/31/98) and the lowest return for a quarter was –15.03% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/07 the year-to-date return was 7.11%.

Average Annual Total Returns	Past	Past	Return Since
(as of the calendar year ended December 31, 2006)	One Year	Five Years	Inception[8]
Asset Allocation: Diversified Growth Portfolio Class 1	16.88%	6.71%	6.08%
Russell 3000® Index[1] Class 1	15.72%	7.17%	8.83%
S&P 500®[2] Class 1	15.79%	6.19%	8.41%
MSCI EAFE Index[3] Class 1	26.34%	14.98%	8.10%[9]
Lehman Brothers U.S. Aggregate Index[4] Class 1	4.33%	5.06%	6.43%
JP Morgan Developed Market High Yield Index[5] Class 1	11.58%	10.61%	6.83%[9]
MSCI Emerging Markets Free IndexSM 6 Class 1	32.59%	26.97%	8.80%[9]
Blended Benchmark Index[7] Class 1	16.14%	9.92%	8.55%[9]

*	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
[1]	The Russell 3000® Index measures the performance of the 3,000 largest U.S. Companies based on total market capitalization, which represents approximately 98% of the investable U.S.-equity market.
[2]	The Standard & Poor’s 500® Composite Stock Price Index (S&P 500®) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
[3]	The Morgan Stanley Capital International (MSCI) EAFE Index (Europe, Australasia, Far East) is a free floating-adjusted market capitalization index that is designed to measure developed market equity performance. The index is comprised of securities from 21 developed markets, excluding U.S. and Canada.
[4]	The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
[5]	The JP Morgan Developed High Yield Index is designed to mirror the investable universe of the US dollar developed high yield corporate debt market, including domestic and international issues. International issues are comprised of only developed market issues.
[6]	The Morgan Stanley Capital International (MSCI) Emerging Markets Free IndexSM measures the performance of companies representative of the market structure of 26 emerging market countries in Europe, Latin America, and the Pacific basin. The MSCI Emerging Markets Free IndexSM excludes closed markets and those shares in otherwise free markets with are not purchasable by foreigners.
[7]	The Blended Benchmark Index consists of 60% Russell 3000® Index, 15% MSCI EAFE Index, 15% Lehman Brothers U.S. Aggregate Index, 5% JP Morgan Developed Market High Yield Index, and 5% MSCI Emerging Markets Free IndexSM. The New Blended Benchmark Index data given is based on information available as of July 31, 2001.
[8]	Inception date for Class 1 shares is April 15, 1997.
[9]	Index inception return is from the month end following the inception date.

11	Seasons Series Trust

STOCK PORTFOLIO

During the period shown in the bar chart, the highest return for a quarter was 22.80% (quarter ended 12/31/98) and the lowest return for a quarter was –15.32% (quarter ended 6/30/02). As of the most recent calendar quarter ended 6/30/07 the year-to-date return was 8.71%.

Average Annual Total Returns	Past	Past	Return Since
(as of the calendar year ended December 31, 2006)	One Year	Five Years	Inception[2]
Stock Portfolio Class 1	13.68%	5.89%	9.33%
S&P 500®[1] Class 1	15.79%	6.19%	8.41%

*	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
[1]	The Standard & Poor’s 500® Composite Stock Price Index (S&P 500®) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
[2]	Inception date for Class 1 shares is April 15, 1997.

Seasons Series Trust	12

EXPENSE SUMMARY

The table below describes the fees and expenses you may pay if you remain invested in each Portfolio. Each Portfolio’s annual operating expenses do not reflect the separate account fees charged in the Variable Contracts, as defined herein, in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)

			Multi-Managed
	Multi-Managed Growth	Multi-Managed Moderate	Income/Equity
	Portfolio(1)(4)	Growth Portfolio(1)(4)	Portfolio(1)(4)
	Class 1	Class 1	Class 1

Management Fees	0.89%	0.85%	0.81%
Service (12b-1) Fees	0.00%	0.00%	0.00%
Other Expenses	0.18%	0.11%	0.12%
Total Annual Portfolio Operating Expenses	1.07%	0.96%	0.93%

		Asset Allocation:
	Multi-Managed Income	Diversified	Stock
	Portfolio(1)(4)	Growth Portfolio(1)(2)(3)	Portfolio(1)
	Class 1	Class 1	Class 1

Management Fees	0.77%	0.83%	0.84%
Service (12b-1) Fees	0.00%	0.00%	0.00%
Other Expenses	0.16%	0.21%	0.09%
Acquired Portfolio Fees and Expenses	0.00%	0.02%	N/A
Total Annual Portfolio Operating Expenses	0.93%	1.06%	0.93%

(1)	Through expense offset arrangements resulting from broker commission recapture, a portion of the Portfolio’s other expenses have been reduced. For the year ended March 31, 2007, broker commission recapture amounts received by certain Portfolios were used to offset the Portfolio’s other expenses. “Other Expenses” do not take into account these expense reductions and are therefore higher than the other expenses of the Portfolio. Had the expense reductions been taken into account, “Total Annual Portfolio Operating Expenses” for Class 1 would have been as follows:

Class 1

Multi–Managed Growth Portfolio	1.05%
Multi–Managed Moderate Growth Portfolio	0.94%
Multi–Managed Income/Equity Portfolio*	0.93%
Multi–Managed Income Portfolio*	0.93%
Asset Allocation: Diversified Growth Portfolio	1.04%
Stock Portfolio*	0.93%

*	The amount by which brokerage commission recapture amounts reduced Portfolio expenses was less than 0.01%.

(2)	The Adviser is voluntarily waiving on an annual basis 0.10% of the Management Fees. Because the waiver is voluntary, it is not reflected as a reduction of the “Total Annual Portfolio Operating Expenses” listed above. In addition, this additional waived amount will not be taken into account when determining the ability of the Adviser to recoup any previously waived or reimbursed expenses.

(3)	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of average net assets provided in the Financial Highlights table which reflects the operating expenses of the Portfolios and do not include Acquired Portfolio Fees and Expenses.

(4)	“Other Expenses” include “acquired fund fees and expenses” (i.e., fees and expenses incurred indirectly by these portfolios as a result of investments in shares of one or more “acquired funds”, as defined in the registration form applicable to the portfolios, which generally include investments in other mutual funds, hedge funds, private equity funds, and other pooled investment vehicles), which fees and expenses were less than 0.01%.

13	Seasons Series Trust

Example

This Example is intended to help you compare the cost of investing in a Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year, reinvestment of all dividends and distributions, and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Multi-Managed Growth Portfolio*
Class 1 Shares	$109	$340	$590	$1,306
Multi-Managed Moderate Growth Portfolio*
Class 1 Shares	$98	$306	$531	$1,178
Multi-Managed Income Equity Portfolio*
Class 1 Shares	$95	$296	$515	$1,143
Multi-Managed Income Portfolio*
Class 1 Shares	$95	$296	$515	$1,143
Assets Allocation: Diversified Growth Portfolio*
Class 1 Shares	$108	$337	$585	$1,294
Stock Portfolio*
Class 1 Shares	$95	$296	$515	$1,143

*	The Example does not take into account voluntary fee waivers and/or expense reimbursements by the Adviser and expense reductions resulting from brokerage commission recapture arrangements. The fee waivers and/or expense reimbursements will continue indefinitely, but may be terminated at any time.

The following are your costs after these voluntary fee waivers and/or expense reimbursements and expense reductions:

	1 Year	3 Years	5 Years	10 Years

Multi-Managed Growth Portfolio
Class 1 Shares	$107	$334	$579	$1,283
Multi-Managed Moderate Growth Portfolio
Class 1 Shares	$96	$300	$520	$1,155
Multi-Managed Income Equity Portfolio(1)
Class 1 Shares	$95	$296	$515	$1,143
Multi-Managed Income Portfolio(1)
Class 1 Shares	$95	$296	$515	$1,143
Asset Allocation: Diversified Growth Portfolio
Class 1 Shares	$96	$300	$520	$1,155
Stock Portfolio(1)
Class 1 Shares	$95	$296	$515	$1,143

(1)	The amount of the voluntary fee waiver/or expense reimbursement by SunAmerica was less than 0.01%.

Seasons Series Trust	14

MORE INFORMATION ABOUT THE PORTFOLIOS

Investment Strategies

Each Portfolio has its own investment goal and principal investment strategy for pursuing it as described in the “Trust Highlights.” The charts below summarize information about each Portfolio’s and Managed Component’s investments. We have included a glossary to define the investment and risk terminology used in the charts and throughout this Prospectus. Unless otherwise indicated, investment restrictions, including percentage limitations, apply at the time of purchase. You should consider your ability to assume the risks involved before investing in a Portfolio or Managed Component through the various Variable Contracts.

The Variable Contracts offer four variable investment “Strategies.” You should be aware that if you select a Strategy you will not invest directly in one of the Portfolios. Instead, each Strategy invests in three of the six Seasons Portfolios and the allocation of assets among the Portfolios will vary depending on the objective of the Strategy.

Additional Information about the Seasons Portfolios

Four of the Seasons Portfolios are Multi-Managed Seasons Portfolios, which means that they pursue their investment goals by allocating their assets among three or four Managed Components, as previously indicated in the chart on page 4. If you invest in one of the Multi-Managed Seasons Portfolios, it is important for you to understand how the information in the charts provided below applies specifically to your investment. To summarize the allocation strategy, because the Multi-Managed Growth and Multi-Managed Moderate Growth Portfolios seek long-term growth of capital, each therefore allocates a relatively larger percentage of its assets to the Aggressive Growth/SunAmerica and Growth/Janus components than do the other two Multi-Managed Seasons Portfolios. In contrast, the Multi-Managed Income/Equity and Multi-Managed Income Portfolios focus on preservation of principal or capital and therefore allocate a relatively larger percentage of their assets to the Balanced/Lord Abbett/SunAmerica and Fixed Income/Wellington Management components. The Multi-Managed Income/Equity and the Multi-Managed Income Portfolios do not allocate any percentage of their assets to the Aggressive Growth/SunAmerica component.

You should carefully review the investment goals and policies of each Multi-Managed Seasons Portfolios to understand how each Managed Component applies to an investment in any of the Multi-Managed Season Portfolios. For example, if you select a Strategy that invests heavily in the Multi-Managed Income Portfolio, you should be aware that this Portfolio distributes its assets among the Growth/Janus component, the Balanced/Lord Abbett/SunAmerica component and the Fixed Income/Wellington Management component in a ratio of 8%/8.5%/8.5%/75%, respectively. Also, if you select a Strategy that invests heavily in the Multi-Managed Income Portfolio you should be aware that this Portfolio invests three quarters of its assets in the Fixed Income/Wellington Management component. So, when reviewing the charts provided below, please keep in mind how the investment strategies and risks of each of the Managed Components applies to your investment.

15	Seasons Series Trust

Managed Components
	Aggressive Growth Component/ SunAmerica	Growth Component/ Janus	Balanced Component/ Lord Abbett/ SunAmerica	Fixed Income Component/ Wellington Management
What are the Portfolio’s/Managed Component’s principal investments?	• Equity securities, including those of lesser known or high growth companies or industries, such as technology, telecommunications, media, healthcare, energy and consumer cyclicals: -small-cap stocks	• Equity securities selected for their growth potential: -large-cap stocks -mid-cap stocks -small-cap stocks	• Equity securities:
-large-cap stocks
• Investment grade fixed income securities
• 70%/30% neutral equity/debt weighting for Multi-Managed Growth and Moderate Growth Portfolios (actual weighting may differ)
• 50%/50% neutral equity/debt weighting for Multi-Managed Income/Equity and Income Portfolios (actual weighting may differ)	• U.S. and foreign fixed income securities of varying maturities and risk/return characteristics (at least 80% investment grade securities and at least 80% U.S. dollar denominated securities)
• U.S. government securities
• Pass-through securities
• When-issued and delayed-delivery securities

What other types of investments may the Portfolio/Managed Component significantly invest in?	• Mid-cap stocks • Large-cap stocks • Short-term investments (up to 25%) • Options	• Junk bonds (up to 35%) • Short-term investments (up to 25%)	• Mid-cap stocks • Small-cap stocks (up to 20%) • Short-term investments (up to 25%) • Foreign securities (up to 25%) • ADRs/EDRs/GDRs • Emerging markets • PFICs • Junk bonds (up to 15%)	• Junk bonds (up to 20%) • Short-term investments (up to 20%) • Foreign securities (up to 20% denominated in foreign currencies; up to 100% denominated in U.S. dollars)

Seasons Series Trust	16

Managed Components
Aggressive Growth Component/ SunAmerica	Growth Component/ Janus	Balanced Component/ Lord Abbett/ SunAmerica	Fixed Income Component/ Wellington Management
What other types of investments may the Portfolio/Managed Component use as part of efficient portfolio management or to enhance return?	• Investment grade fixed income securities
• U.S. government securities
• Asset-backed and mortgage-backed securities
• Foreign securities
• ADRs/EDRs/GDRs
• Passive Foreign Investment Companies (PFICs)
• Options and futures
• Special situations
• Investment grade fixed income securities
• U.S. government securities
• Asset-backed and mortgage-backed securities
• Foreign securities
• ADRs/EDRs/GDRs
• Currency transactions
• Currency baskets
• Emerging markets
• Options and futures
• Special situations	• U.S. government securities
• Asset-backed and mortgage-backed securities
• Options and futures
• Special situations
• Currency transactions
• Currency baskets
• Exchange Traded Funds (ETFs)
• Hybrid instruments (up to 10%)
• Currency transactions
• Currency baskets
• PFICs
• Options and futures
• Special situations
• Forward foreign currency exchange contracts
• U.S. Treasury inflation protection securities
• Roll transactions
• Total return swaps (up to 10%)
• Short sales
• Forward commitments

What risks normally affect the Portfolio/Managed Component?	• Active trading
• Derivatives
• Emerging markets
• Foreign exposure
• Growth stocks
• Hedging
• Market volatility
• Non-diversified status
• Prepayment
• Securities selection
• Small and medium sized companies	• Active trading
• Credit quality
• Derivatives
• Emerging markets
• Foreign exposure
• Growth stocks
• Hedging
• Junk bonds
• Market volatility
• Non-diversified status
• Prepayment
• Securities selection
• Small and medium sized companies	• Credit quality
• Derivatives
• Emerging markets
• Foreign exposure
• Hedging
• Interest rate fluctuations
• Market volatility
• Non-diversified status
• Prepayment
• Securities selection
• Small and medium sized companies	• Active trading
• Credit quality
• Currency volatility
• Derivatives
• Emerging markets
• Foreign exposure
• Hedging
• Interest rate fluctuations
• Junk bonds
• Market volatility
• Non-diversified status
• Prepayment
• Securities selection
• Short sales risks

17	Seasons Series Trust

Seasons Portfolios
	Asset Allocation: Diversified Growth Portfolio	Stock Portfolio
What are the Portfolio’s/Managed Component’s principal investments?	• Strategic allocation of approximately 80% (with a range of 65-95%) of net assets to equity securities:
-large-cap stocks
-mid-cap stocks
-small-cap stocks
• Strategic allocation of approximately 20% (with a range of 5-35%) of assets to fixed income securities
	• Foreign securities (up to 60%)	• Common stocks (at least 80% of net assets)
What other types of investments may the Portfolio/Managed Component significantly invest in?	• Junk bonds (up to 20%) • Short-term investments (up to 20%)	• Short-term investments (up to 20%) • Foreign securities (up to 30%) • ADRs/EDRs/GDRs
What other types of investments may the Portfolio/Managed Component use as part of efficient portfolio management or to enhance return?	• Investment grade fixed income securities
• U.S. government securities
• Asset-backed and mortgage-backed securities
• Currency transactions
• Currency baskets
• Emerging markets
• PFICs
• Options and futures
• Special situations
• Hybrid instruments (up to 10%)
• ETFs
• REITs
• Mid-cap stocks
• Investment grade fixed income securities
• U.S. government securities
• Asset-backed and mortgage-backed securities
• Currency transactions
• Currency baskets
• Emerging markets
• PFICs
• REITs
• Options and futures
• Special situations
• Convertible securities and warrants
• ETFs
• Hybrid instruments (up to 10%)

What risks normally affect the Portfolio/Managed Component?	• Active trading
• Credit quality
• Derivatives
• Emerging markets
• Foreign exposure
• Growth stocks
• Hedging
• Interest rate fluctuations
• Junk bonds
• Market volatility
• Prepayment
• Securities selection
	• Small and medium sized companies	• Active trading • Derivatives • Emerging markets • Foreign exposure • Growth stocks • Hedging • Market volatility • Securities selection • Small and medium sized companies

Seasons Series Trust	18

GLOSSARY

Investment Terminology

A currency basket consists of specified amounts of currencies of certain foreign countries.

Currency transactions include the purchase and sale of currencies to facilitate the settlement of securities transactions and forward currency contracts, which are used to hedge against changes in currency exchange rates or to generate income. For example, a Portfolio may enter into foreign forward currency exchange contracts to gain exposure to a country or region.

Equity securities, such as common stocks, represent shares of equity ownership in a corporation. Common stocks may or may not receive dividend payments. Certain securities have common stock characteristics, including certain convertible securities such as convertible preferred stock, convertible bonds, warrants and rights, and may be classified as equity securities. Investments in equity securities and securities with equity characteristics include:

•	Convertible securities are securities (such as bonds or preferred stocks) that may be converted into common stock of the same or a different company.

•	Market capitalization ranges. Companies are determined to be large-cap companies, mid-cap companies, or small-cap companies based upon the total market value of the outstanding securities of the company at the time of purchase. Large-Cap companies will generally include companies whose market capitalizations, at the time of purchase, are equal to or greater than the smallest company in the Russell 1000® Index during the most recent 12-month period. During the 12-month period ending May 31, 2007, the smallest company in the Russell 1000® Index during the most recent 12-months had a market-cap of $1.26 billion. Mid-Cap companies will generally include companies whose market capitalizations, at time of purchase, range from the smallest company included in the Russell Midcap® Index to the largest company in the Russell Midcap® Index during the most recent 12-month period. During the 12-month period ending May 31, 2007, the smallest company in the Russell Midcap® Index had a market-cap of $1.26 billion and the largest company in the Russell Midcap® Index had a market-cap of $30.0 billion. The Mid Cap Growth Portfolio will consider mid-cap companies as those companies that fall within the capitalization range of either the Russell Midcap® Index or the S&P MidCap 400® Index. Small-Cap companies will generally include companies whose market capitalizations, at time of purchase, are equal to or less than the largest company in the Russell 2000® Index during the most recent 12-month period. During the 12-month period ending May 31, 2007, the largest company in the Russell 2000® index had a market-cap of $4.85 billion.

Due to fluctuations in market conditions, there may be some overlap among capitalization categories. The market capitalization of companies within any Portfolio’s investments may change over time; however, a Portfolio will not sell a stock just because a company has grown to a market capitalization outside the appropriate range. The Portfolios may, on occasion, purchase companies with a market capitalization above or below the range.

•	Warrants are rights to buy common stock of a company at a specified price during the life of the warrant.

•	Rights represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public.

Exchange Traded Funds (ETFs) are a type of investment company bought and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market index. The risk of owning an ETF reflects the risk of owning securities in the underlying index it is designed to track. Lack of liquidity in an ETF results in it being more volatile. In addition, as an investment company ETFs are subject to fees and expenses.

19	Seasons Series Trust

Fixed income securities are broadly classified as securities that provide for periodic payment, typically interest or dividend payments, to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others do not provide for repayment of a principal amount. The issuer of a senior fixed income security is obligated to make payments on this security ahead of other payments to security holders. Investments in fixed income securities include:

•	U.S. government securities are issued or guaranteed by the U.S. government, its agencies and instrumentalities. Some U.S. government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer’s right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

•	An investment grade fixed income security is rated in one of the top four rating categories by a debt rating agency (or is considered of comparable quality by the Manager).

•	A junk bond is a high yield, high risk bond that does not meet the credit quality standards of an investment grade security.

•	Pass-through securities involve various debt obligations that are backed by a pool of mortgages or other assets. Principal and interest payments made on the underlying asset pools are typically passed through to investors. Types of pass-through securities include mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities, and asset-backed securities.

Foreign securities are issued by companies located outside of the United States, including emerging markets. Foreign securities may include foreign corporate and government bonds, foreign equity securities, foreign investment companies, passive foreign investment companies (PFICs), American Depositary Receipts (ADRs) or other similar securities that represent interests in foreign equity securities, such as European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). Certain companies based outside the United States may not be considered foreign securities if their operations are linked primarily to the United States. In general, the Manager may not consider ADRs and securities of companies domiciled outside the U.S. but whose principal trading market is in the U.S. to be foreign securities. An emerging market country is generally one with a low or middle income economy or that is in the early stages of its industrialization cycle. For fixed income investments, an emerging market includes those where the sovereign credit rating is below investment grade. Emerging market countries may change over time depending on market and economic conditions and the list of emerging market countries may vary by Manager.

Forward commitments are contracts to purchase or sell securities at a fixed price with delivery and cash settlement to occur at a future date beyond normal settlement time. At the time that a Portfolio enters into a forward commitment to sell a security, the Portfolio may not hold that security. A Portfolio may also dispose of or renegotiate a commitment prior to settlement. At settlement, the value of the securities may be more or less than the purchase price.

Forward foreign currency exchange contracts involve bilateral obligations of one party to purchase, and another party to sell, a specific currency at a future date (which may be any fixed number of days from the date the contract is entered into). These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

Hybrid instruments, such as indexed (i.e., Standard and Poor’s Depositary Receipts (SPDRs) and iSharesSM) and structured securities and other ETFs, can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay

Seasons Series Trust	20

dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an investment could be zero.

Options and futures are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets, currencies or a market or economic index. An option gives its owner the right, but not the obligation, to buy (“call”) or sell (“put”) a specified amount of a security, or other asset or currency, at a specified price within a specified time period. Certain Portfolios may purchase listed options on various indices. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial instrument, index, etc. at a specified future date and price. Certain Portfolios may sell covered call and put options and purchase put and call options on any securities in which the Portfolios may invest or on any securities index consisting of securities in which it may invest. A Portfolio may also, to the extent consistent with its investment policies, purchase and sell put and call options on foreign currencies.

REITs (real estate investment trusts) are trusts that invest primarily in commercial real estate or real estate related loans. The value of an interest in a REIT may be affected by the value and the cash flows of the properties owned or the quality of the mortgages held by the trust.

Roll transactions involve the sale of mortgage or other asset-backed securities with the commitment to purchase substantially similar (same type, coupon, maturity) but not identical securities on a specified future date.

Short sales involve the selling of a security which the Portfolio does not own in anticipation of a decline in the market value of the security. In such transactions, the Portfolio borrows the security for delivery to the buyer and must eventually replace the borrowed security for return to the lender. The Portfolio bears the risk that the price at the time of replacement may be greater than the price at which the security was sold. A short sale is “against the box” to the extent that a Portfolio contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short.

Short-term investments include money market securities such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers’ acceptances and certificates of deposit. These securities provide a Portfolio with sufficient liquidity to meet redemptions and cover expenses.

A special situation arises when, in the opinion of the Manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

Total return swaps are contracts under which one party agrees to make payments of the total return from the underlying asset during the specified period.

U.S. Treasury inflation protection securities are issued by the United States Department of Treasury with a nominal return linked to the inflation rate in prices. The index used to measure inflation is the non-seasonally adjusted U.S. City Average All Items Consumer Price Index for All Urban Consumers. The value of the principal is adjusted for inflation, and pays interest every six months. The interest payment is equal to a fixed percentage of the inflation-adjusted value of the principal. The final payment of principal of the security will not be less than the original par amount of the security at issuance.

About the Indices

•	The JP Morgan Developed Market High Yield Index is designed to mirror the investable universe of the US dollar developed high yield corporate debt market, including domestic and international issues. International issues are comprised of only developed market issues.

•	Lehman Brothers U.S. Aggregate Index combines several Lehman Brothers fixed-income indices to give a broad view of the performance of the U.S. fixed income market.

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•	The Morgan Stanley Capital International (MSCI) EAFE Index (Europe, Australasia, Far East) is a free floating-adjusted market capitalization index that is designed to measure developed market equity performance. The index is comprised of securities from 21 developed markets, excluding U.S. and Canada.

•	The Morgan Stanley Capital International (MSCI) Emerging Markets Free Indexsm measures the performance of companies representative of the market structure of 26 emerging market countries in Europe, Latin America, and the Pacific basin. The MSCI Emerging Markets Free Indexsm excludes closed markets and those share in otherwise free markets with are not purchasable by foreigners.

•	The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.

•	Russell 2000® Index is an unmanaged index of common stock prices that measures the performance of the 2,000 smallest companies in the Russell 3000® Index and is widely recognized as representative of small-cap growth stocks.

•	The Russell 3000® Index measures the performance of the 3,000 largest U.S. Companies based on total market capitalization, which represents approximately 98% of the investable U.S.-equity market.

•	S&P 500® Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is also an unmanaged market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value. The “500” is one of the most widely used benchmarks of U.S. equity performance.

Risk Terminology

Active trading:  A strategy used whereby the Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Portfolio. In addition, because a Portfolio may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. During periods of increased market volatility, active trading may be more pronounced. In the “Financial Highlights” section we provide each Portfolio’s portfolio turnover rate for each fiscal year in the past five years or since inception.

Credit quality:  The creditworthiness of the issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. This type of issuer will typically issue junk bonds. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.

Currency volatility:  The value of a Portfolio’s foreign investments may fluctuate due to changes in currency rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of a Portfolio’s non-U.S. dollar denominated securities.

Derivatives:  A derivative is any financial instrument whose value is based on, and determined by, another security, currency, index or benchmark (e.g., stock options, futures, caps, floors, etc.). In recent years, derivative securities have become increasingly important in the field of finance. Futures and options are now actively traded on many different exchanges. Forward contracts, swaps, and many different types of options are regularly traded outside of exchanges by financial institutions in what are termed “over the counter” markets. Other more specialized derivative securities often form part of a bond or stock issue. To the extent a contract is used to hedge another position in the portfolio, the Portfolio will be exposed to the risks associated

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with hedging as described in this glossary. To the extent a forward, option or futures contract is used to enhance return, rather than as a hedge, a Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.

Foreign exposure:  Investors in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as in the U.S. Foreign investments will also be affected by local, political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when an issuer is in an emerging market. Historically, the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

Growth stocks:  Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market may reward growth stocks with price increases when expectations are met or exceeded.

Hedging:  Hedging is a strategy in which a Portfolio uses a derivative security to reduce certain risk characteristics of an underlying security or portfolio of securities. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the derivative will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.

Interest rate fluctuations:  The volatility of fixed income securities is due principally to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates. As interest rates rise, the value of such securities typically falls, and as interest rates fall, the value of such securities typically rise. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

Junk Bonds:  A significant investment in junk bonds is considered speculative. Junk bonds carry a substantial risk of default or changes in the issuer’s creditworthiness, or they may already be in default.

Market volatility:  The stock and/or bond markets as a whole could go up or down (sometimes dramatically). This could affect the value of the securities in a Portfolio’s portfolio.

Non-diversified status:  Portfolios registered as “non-diversified” investment companies can invest a larger portion of their assets in the stock of a single company than can diversified investment companies, and thus they can concentrate in a smaller number of securities. A non-diversified investment company’s risk may increase because the effect of each security on the Portfolio’s performance is greater.

Prepayment:  Prepayment risk is the possibility that the principal of the loans underlying mortgage-backed or other pass-through securities may be prepaid at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. As a result of prepayments, in periods of declining interest rates a Portfolio may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by a Portfolio may exhibit price characteristics of longer-term debt securities.

Securities selection:  A strategy used by a Portfolio, or securities selected by its portfolio manager, may fail to produce the intended return.

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Short sale risks:  Short sales by a Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.

Small and medium sized companies:  Companies with smaller market capitalizations tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements. Securities of medium sized companies are also usually more volatile and entail greater risks than securities of large companies.

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MANAGEMENT

Investment Adviser and Manager

AIG SunAmerica Asset Management Corp. SunAmerica serves as investment adviser and manager for all the Portfolios of the Trust. SunAmerica selects the Subadvisers for the Portfolios, manages the investments for certain Portfolios or portions of Portfolios, provides various administrative services and supervises the daily business affairs of each Portfolio.

SunAmerica, located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311, was organized in 1982 as a corporation under the laws of the State of Delaware, and managed, advised or administered assets in excess of $53.2 billion as of March 31, 2007. SunAmerica is an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). SunAmerica is engaged in providing investment advice and management services to the Trust, other mutual funds and pension funds. In addition to serving as adviser to the Trust, SunAmerica serves as adviser, manager and/or administrator for AIG Series Trust, Anchor Series Trust, SunAmerica Focused Series, Inc., SunAmerica Equity Funds, SunAmerica Focused Alpha Growth Fund, Inc., SunAmerica Focused Alpha Large Cap Fund, Inc., SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Series Trust, SunAmerica Senior Floating Rate Fund, Inc., VALIC Company I and VALIC Company II.

In addition to serving as the investment adviser and manager to the Trust and each Portfolio and supervising activities of the other Subadvisers, SunAmerica manages the Aggressive Growth/SunAmerica and the fixed income portion of the Balanced/Lord Abbett/SunAmerica components of the Multi-Managed Seasons Portfolios.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory contract of each Portfolio is available in the annual or semi-annual shareholder reports.

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For the fiscal year ended March 31, 2007 each Portfolio paid SunAmerica a fee equal to the following percentage of average daily net assets:

Portfolio	Fee

Multi-Managed Growth Portfolio	0.89%
Multi-Managed Moderate Growth Portfolio	0.85%
Multi-Managed Income/Equity Portfolio	0.81%
Multi-Managed Income Portfolio	0.77%
Asset Allocation: Diversified Growth Portfolio	0.83%
Stock Portfolio	0.84%

SunAmerica compensates the Subadvisers out of the fees that it receives from the Portfolios. SunAmerica may terminate any agreement with a Subadviser without shareholder approval. Moreover, SunAmerica has received an exemptive order from the Securities and Exchange Commission (“SEC”) that permits SunAmerica, subject to certain conditions, to enter into agreements relating to the Trust with Subadvisers that have no affiliation with SunAmerica (“unaffiliated Subadvisers”) approved by the Board of Trustees without obtaining shareholder approval. The exemptive order also permits SunAmerica, subject to the approval of the Board but without shareholder approval, to employ new Subadvisers for new or existing Portfolios, change the terms of particular agreements with unaffiliated Subadvisers or continue the employment of existing Subadvisers after events that would otherwise cause an automatic termination of a Subadviser agreement. Shareholders of a Portfolio have the right to terminate an agreement with a Subadviser for that Portfolio at any time by a vote of the majority of the outstanding voting securities of such Portfolio. Shareholders will be notified of any Subadviser changes. The order also permits the Trust to disclose to shareholders the Subadviser fees only in the aggregate for each Portfolio. Each of the Subadvisers, except for AIGGIC, is unaffiliated with SunAmerica and discharges its responsibilities subject to the policies of the Trustees and the oversight and supervision of SunAmerica, which pays the Subadvisers fees. These fees do not increase Portfolio expenses.

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Portfolio Management

The management of each Portfolio and Managed Component is summarized in the following tables.

Seasons Portfolios
Portfolio	Portfolio management allocated among the following managers
Multi-Managed Growth Portfolio
• Janus
(through Growth/Janus component)
• Lord Abbett
(through Balanced/Lord Abbett/SunAmerica component)
• SunAmerica
(through Aggressive Growth/SunAmerica component and Balanced/Lord Abbett/SunAmerica component)
• Wellington Management
(through Fixed Income/Wellington Management component)

Multi-Managed Moderate Growth Portfolio
• Janus
(through Growth/Janus component)
• Lord Abbett
(through Balanced/Lord Abbett/SunAmerica component)
• SunAmerica
(through Aggressive Growth/SunAmerica component and Balanced/Lord Abbett/SunAmerica component)
• Wellington Management
(through Fixed Income/Wellington Management component)

Multi-Managed Income/Equity Portfolio
• Janus
(through Growth/Janus component)
• Lord Abbett
(through Balanced/Lord Abbett/SunAmerica component)
• SunAmerica
(through Balanced/Lord Abbett/SunAmerica component)
• Wellington Management
(through Fixed Income/Wellington Management component)

Multi-Managed Income Portfolio
• Janus
(through Growth/Janus component)
• Lord Abbett
(through Balanced/Lord Abbett/SunAmerica component)
• SunAmerica
(through Balanced/Lord Abbett/SunAmerica component)
• Wellington Management
(through Fixed Income/Wellington Management component)

Asset Allocation: Diversified Growth Portfolio	• Putnam
Stock Portfolio	• T. Rowe Price

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The Statement of Additional Information provides information regarding the portfolio managers listed below, including other accounts they manage, their ownership interest in the Portfolio(s) that they serve as portfolio manager, and the structure and method used by the Adviser/Subadviser to determine their compensation.

SunAmerica is responsible for making the day-to-day investment decisions for the Aggressive Growth component and a portion of the Balanced component of the Multi-Managed Growth Portfolio, Multi-Managed Moderate Growth Portfolio, Multi-Managed Income/Equity Portfolio and Multi-Managed Income Portfolio.

The Aggressive Growth component of the Multi-Managed Portfolios is managed by Jay Rushin. Mr. Rushin joined SunAmerica in December 2005 and is currently a Senior Vice President and Portfolio Manager. Mr. Rushin has over ten years experience in the investment industry, focusing the past eight years on the small-cap and mid-cap growth segments of the market. Prior to joining SunAmerica, he was a lead portfolio manager at AIM Management Group, where he was responsible for a small-cap and mid-cap growth team, and its respective portfolios from 1998 to 2005.

The fixed income portion of the Balanced component of the Multi-Managed Portfolios is managed by a team including Bryan Petermann, John Yovanovic, Tim Lindvall, CFA, Raphael Davis and Robert Vanden Assem, CFA. Each member of the team has portfolio management responsibilities with both SunAmerica and AIGGIC. AIGGIC is an indirect wholly-owned subsidiary of AIG and is part of AIG Investments (“AIGI”), formerly, AIG Global Investment Group. Mr. Petermann is Managing Director and Head of High Yield Portfolio Management for AIGI. Mr. Petermann joined AIGI as a research analyst with the acquisition of American General Investment Management, L.P. (“AGIM”) in 2001. He became a Portfolio Manager of high yield bonds for AIGI in October 2003. Mr. Yovanovic is Managing Director and Portfolio Manager for AIGI. Mr. Yovanovic joined AIGI with the acquisition of AGIM in 2001. He became a Portfolio Manager of high yield bonds for AIGI in September 2005. Previously, he was a senior high yield trader and research analyst. While in investment research, he served as the energy/utilities group head. Mr. Lindvall is Vice President and Portfolio Manager for AIGI. Mr. Lindvall joined AIGI in 2002 and became a Portfolio Manager in 2007. Prior to becoming a Portfolio Manager, he was a research analyst responsible for the exploration and production, oil field services, refining, pipeline, and electric sectors. Mr. Davis is Managing Director of Structured Products for AIGI. Mr. Davis is responsible for trading and portfolio management of AIG’s $17 billion agency MBS passthrough and CMO portfolios. Mr. Davis joined AIGI with the acquisition of AGIM in August 2001. During his seven years at AGIM, Mr. Davis was responsible for the trading and management of AGIM’s MBS, asset-backed securities, and money-market portfolios. Mr. Vanden Assem is Managing Director and Senior Portfolio Manager of High Grade Fixed Income for AIGI. Mr. Vanden Assem joined AIGI in 2001 and is responsible for the portfolio management of AIGI’s high grade total rate of return portfolios, long/short portfolios and affiliated accounts.

Information about the Subadvisers

The investment manager(s) and/or management team(s) that have joint and primary responsibility for the day-to-day management of the Portfolios are set forth below. Unless otherwise noted, a management team’s members share responsibility in making investment decisions on behalf of a Portfolio and no team member is limited in his/her role with respect to the management team.

SunAmerica compensates the various Subadvisers out of advisory fees that it receives form the respective Portfolios. SunAmerica may terminate any agreement with a Subadviser without shareholder approval.

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Multi-Managed Growth Portfolio
Multi Managed Moderate Growth Portfolio
Multi-Managed Income/Equity Portfolio
Multi-Managed Income Portfolio

Janus Capital Management LLC (Janus) is a Delaware limited liability company with principal offices at 151 Detroit Street, Denver, Colorado 80206. Janus serves as investment adviser or subadviser to other mutual funds and individual, corporate, charitable and retirement accounts. As of March 31, 2007, Janus’ parent company, Janus Capital Group Inc., had approximately $176.2 billion in assets under management.

The Growth/Janus component of the Multi Managed Portfolios is managed by Scott W. Schoelzel. Mr. Schoelzel, Vice President and Portfolio Manager, has been a portfolio manager with Janus since joining the firm in 1994. He has managed the Janus Twenty Fund since August 1997 and the Janus Aspen Capital Appreciation Portfolio and the Janus Adviser Forty Fund (formerly, Janus Adviser Capital Appreciation Fund) since their inception. He also manages separate accounts and commingled portfolios in the Concentrated Aggressive Growth discipline.

Multi-Managed Growth Portfolio
Multi Managed Moderate Growth Portfolio
Multi-Managed Income/Equity Portfolio
Multi-Managed Income Portfolio

Lord, Abbett & Co. LLC. (Lord Abbett) is located at 90 Hudson Street, Jersey City, New Jersey 07302, and has been an investment manager since 1929. Lord Abbett provides similar services to 55 mutual fund portfolios having various investment objectives and also advises other investment clients. As of March 31, 2007, Lord Abbett had approximately $113 billion in assets under management.

The equity sleeve of the Balanced component of the Multi-Managed Portfolios is managed by Daniel H. Frascarelli and Paul J. Volovich. Mr. Frascarelli, Partner and Director of Large Cap Core Equity, joined Lord Abbett in 1990, is a holder of a Chartered Financial Analyst designation, and has been in the investment business since 1983. Mr. Frascarelli heads the Balanced component/Lord Abbett team. Mr. Volovich, Portfolio Manager-Large Cap Core Equity, joined Lord Abbett in 1997 and is a holder of a Chartered Financial Analyst designation and has been in the investment business since 1995. Mr. Volovich is the other senior member of the Balanced component/Lord Abbett team.

Asset Allocation: Diversified Growth Portfolio

Putnam Investment Management, L.L.C. (Putnam) is a Delaware limited liability company with principal offices at One Post Office Square, Boston, Massachusetts 02109. Putnam has been managing mutual funds since 1937 and serves as investment adviser to the funds in the Putnam Family. As of March 31, 2007, Putnam had approximately $187.9 billion in assets under management.

The Asset Allocation: Diversified Growth Portfolio is managed by Jeffrey L. Knight. Robert J. Kea and Robert J. Schoen. Mr. Knight is Managing Director and Chief Investment Officer of the Global Asset Allocation Team. He joined Putnam in 1993 and is a Chartered Financial Analyst with 18 years investment experience. Mr. Kea is Managing Director and Portfolio Manager on the Global Asset Allocation Team. He joined Putnam in 1989 and is a Chartered Financial Analyst with 17 years of investment experience. Mr. Schoen is Managing Director and Portfolio Manager on the Global Asset Allocation Team. He joined Putnam in 1997 and has 17 years of investment experience.

Stock Portfolio

T. Rowe Price Associates, Inc. (T. Rowe Price) is a Maryland corporation with principal offices at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe Price is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly held financial services holding company. T. Rowe Price serves as investment adviser to the T. Rowe Price family of no-load mutual funds and to individual and institutional clients. As of March 31, 2007, T. Rowe Price had approximately $349.9 billion in assets under management.

The Stock Portfolio is managed by Robert W. Smith. Mr. Smith serves as Investment Advisory Committee Chairman and Vice President and has been managing investments with T. Rowe Price since joining the firm in

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1992. Effective October 1, 2007, P. Robert Bartolo will become the Investment Advisory Committee Chair. Mr. Bartolo joined T. Rowe Price in 2002 and has been managing investments since that time.

Multi-Managed Growth Portfolio
Multi-Managed Moderate Growth Portfolio
Multi-Managed Income/Equity Portfolio
Multi-Managed Income Portfolio

Wellington Management Company, LLP. (Wellington Management) is a Massachusetts limited liability partnership. The principal offices of Wellington Management are located at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management or its predecessor organizations have provided investment advisory services for over 70 years. As of March 31, 2007, Wellington Management had investment management authority with respect to approximately $573 billion in assets.

The Fixed Income component of the Multi-Managed Portfolios is managed by Lucius T. Hill, III, Campe Goodman, CFA, Christopher A. Jones, II, CFA, Michael F. Garrett and Scott I. St. John, CFA. Mr. Hill, Senior Vice President and Fixed Income Portfolio Manager, joined Wellington Management as an investment professional in 1993. Mr. Hill has served as the Portfolio Manager for the Portfolios since 1999. Mr. Goodman, Vice President and Fixed Income Portfolio Manager, joined Wellington Management as an investment professional in 2000. Mr. Goodman has served as the Portfolio Manager for the Portfolios since 2004. Mr. Jones, Vice President and Fixed Income Portfolio Manager, joined Wellington Management as an investment professional in 1994. Mr. Jones has been involved in portfolio management and securities analysis for the high yield portion of the Portfolios since 2007. Mr. Garrett, Vice President and Fixed Income Portfolio Manager, joined Wellington Management as an investment professional in 1999. Mr. Garrett has been involved in portfolio management and securities analysis for the mortgage portion of the Portfolios since 1999. Mr. St. John, Vice President and Fixed Income Portfolio Manager, joined Wellington Management as an investment professional in 2003. Mr. St. John has been involved in portfolio management and securities analysis for the corporate credit portion of the Portfolios since 2003. Prior to joining Wellington Management, Mr. St. John was a Fixed Income Analyst at State Street Research (2001-2003).

Custodian, Transfer and Dividend Paying Agent

State Street Bank and Trust Company, Boston, Massachusetts, acts as Custodian of the Trust’s assets as well as Transfer and Dividend Paying Agent and in so doing performs certain bookkeeping, data processing and administrative services.

Payments in Connection with Distribution

Certain affiliated life insurance companies receive financial support from SunAmerica and certain Subadvisers for distribution-related activities, including support to help offset costs for training to support sales of the Portfolios.

Legal Proceedings

On February 9, 2006, AIG, the parent company and an affiliated person of SunAmerica, the investment adviser, announced that it had consented to the settlement of an injunctive action instituted by the SEC. In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG’s accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the assets of the Portfolios.

AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among

Seasons Series Trust	30

other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”). Certain affiliated persons of AIG, including SunAmerica, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG’s investment management subsidiaries, to serve as investment adviser, sub-adviser, principal underwriter or sponsor of the Portfolios. SunAmerica expects that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

Additionally, AIG and its subsidiaries reached a resolution of claims and matters under investigation with the United State Department of Justice (“DOJ”), the Attorney General of the State of New York (“NYAG”) and the New York State Department of Insurance (“DOI”), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG made payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG’s internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

Subject to receipt of permanent relief, SunAmerica believes that the settlements are not likely to have a material adverse effect on their ability to perform their respective investment advisory or distribution services relating to the Portfolios.

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ACCOUNT INFORMATION

Shares of the Portfolios are not offered directly to the public. Instead, shares of the Portfolios are issued and redeemed only in connection with investments in and payments made under Variable Contracts offered by the Life Insurance Companies. The term “Manager” as used in this Prospectus means either SunAmerica or other registered investment advisers that serve as subadvisers to the Trust, as the case may be. All shares of the Trust are owned by “Separate Accounts” of the Life Insurance Companies. If you would like to invest in a Portfolio, you must purchase a Variable Contract from one of the Life Insurance Companies. Class 1 shares of the Portfolios, which are issued only in connection with certain Variable Contracts, are offered through this Prospectus.

You should also be aware that the Variable Contracts involve fees and expenses that are not described in this Prospectus, and that the contracts also may involve certain restrictions and limitations. You will find information about purchasing a Variable Contract, including information on fees and expenses of the Contract, and the Portfolios available to you in the prospectus that offers the contract, which accompanies this Prospectus.

The Trust does not foresee a disadvantage to contract owners arising out of the fact that the Trust offers its shares for Variable Contracts through the Life Insurance Companies. Nevertheless, the Trust’s Board of Trustees (the “Board”) intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more insurance company separate accounts might withdraw their investments in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.

Transaction Policies

Valuation of shares. The net asset value per share (“NAV”) for each Portfolio is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing the net assets by the number of outstanding shares.

Investments for which market quotations are readily available are valued at their market price as of the close of regular trading on the New York Stock Exchange for the day, unless, in accordance with pricing procedures approved by the Trust’s Board, the market quotations are determined to be unreliable. Securities and other assets for which market quotations are unavailable or unreliable are valued at fair value in accordance with pricing procedures approved by the Board.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the market price at the close of such exchanges on the day of valuation. If a security’s price is available from more than one exchange, a Portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities the Trust uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Certain Portfolios may invest to a large extent in securities that are primarily listed on foreign exchanges for foreign equity securities that trade on weekends or other days when the Trust does not price its shares. As a result, the value of such foreign securities may change on days when the Trust is not open for purchase or redemptions.

Buy and sell shares. The Separate Accounts buy and sell shares of a Portfolio at NAV, without any sales or other charges.

Seasons Series Trust	32

Execution of requests. The Trust is open on those days when the New York Stock Exchange is open for regular trading. We execute buy and sell requests at the next NAV to be calculated after the Trust accepts the request. If the Trust receives the order before the Trust’s close of business (generally 4:00 p.m., Eastern time), the order will receive that day’s closing price. If the Trust receives the order after that time, it will receive the next business day’s closing price.

During periods of extreme volatility or market crisis, a Portfolio may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to seven business days or longer, or as allowed by federal securities laws.

Dividend Policies and Taxes

Distributions. Each Portfolio annually declares and distributes substantially all of its net investment income in the form of dividends and capital gains distributions. The dividends and distributions will be reinvested automatically in additional shares of the same Portfolio and share class on which they were paid.

Taxes. Each Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. So long as each Portfolio is qualified as a regulated investment company, it will not be subject to federal income tax on the earnings that it distributes to its shareholders.

The Portfolios which receive dividend income from U.S. sources will annually designate certain amounts of their dividends paid as eligible for the dividends received deduction, and the Portfolios incurring foreign taxes will elect to pass-through allowable foreign tax credits. These designations and elections will benefit the Life Insurance Companies, in potentially material amounts, and will not beneficially or adversely affect you or the Portfolios. The benefits to the Life Insurance Companies will not be passed to you or the Portfolios.

Frequent Purchases and Redemptions of Shares

The Portfolios, which are offered only through Variable Contracts, are intended for long-term investment and not as frequent short-term trading (“market timing”) vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers or redemptions should not acquire Variable Contracts that relate to shares of the Portfolios. The Board of Trustees has adopted policies and procedures with respect to market timing activity as discussed below.

The Trust believes that market timing activity is not in the best interest of its Portfolios’ performance or their participants. Market timing can disrupt the ability of a Manager to invest assets in an orderly, long-term manner, which may have an adverse impact on the performance of the Portfolios. In addition, market timing may increase a Portfolio’s expenses through: increased brokerage, transaction and administrative costs; forced and unplanned portfolio turnover; and large asset swings that decrease a Portfolio’s ability to provide maximum investment return to all participants. This in turn can have an adverse effect on Portfolio performance.

Since certain Portfolios invest significantly in foreign securities and/or high yield fixed income securities (“junk bonds”), they may be particularly vulnerable to market timing. Market timing in Portfolios investing significantly in foreign securities may occur because of time zone differences between the foreign markets on which a Portfolio’s international portfolio securities trade and the time as of which the Portfolio’s net asset value is calculated. Market timing in Portfolios investing significantly in junk bonds may occur if market prices are not readily available for a Portfolio’s junk bond holdings. Market timers may purchase shares of a Portfolio based on events occurring after foreign market closing prices are established but before calculation of the Portfolio’s net asset value, or if they believe market prices for junk bonds are not accurately reflected by a Portfolio. One of the objectives of the Trust’s fair value pricing procedures is to minimize the possibilities of this type of market timing (see “Transaction Policies — Valuation of Shares”).

Shares of the Portfolios are generally held through insurance company separate accounts. The ability of the Trust to monitor transfers made by the participants in separate accounts maintained by financial intermediaries is limited by the institutional nature of these omnibus accounts. The Board’s policy is that the Portfolios must rely on the insurance company separate account to both monitor market timing within a Portfolio and attempt to prevent it through their own policies and procedures. The Trust has entered into agreements with the Separate Accounts that require the Separate Accounts to provide certain information to help identify frequent trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged

33	Seasons Series Trust

in frequent traders. In situations in which the Trust becomes aware of possible market timing activity, it will notify the insurance company separate account in order to help facilitate the enforcement of such entity’s market timing policies and procedures. There is no guarantee that the Trust will be able to detect market timing activity or the participants engaged in such activity, or, if it is detected, to prevent its recurrence. Whether or not the Trust detects it, if market timing activity occurs, then you should anticipate that you will be subject to the disruptions and increased expenses discussed above. The Trust reserves the right, in its sole discretion and without prior notice, to reject or refuse purchase orders received from insurance company separate accounts, whether directly or by transfer, including orders that have been accepted by a financial intermediary, that the Trust determines not to be in the best interest of the Portfolios. Such rejections or refusals will be applied uniformly without exception.

Any restrictions or limitations imposed by the Separate Accounts may differ from those imposed by the Trust. Please review your Variable Contract prospectus for more information regarding the insurance company’s market timing policies and procedures, including any restrictions or limitations that the insurance company separate account may impose with respect to trades made through a Variable Contract.

Please refer to the documents pertaining to your Variable Contract prospectus on how to direct investments in or redemptions from (including making transfers into or out of) the Portfolios and any fees that may apply.

Portfolio Holdings

The Trust’s policies and procedures with respect to the disclosure of the Portfolios’ securities are described in the Statement of Additional Information.

Seasons Series Trust	34

FINANCIAL HIGHLIGHTS

The following Financial Highlights tables for shares of each Portfolio are intended to help you understand the Portfolios’ financial performance for the past 5 years (or for periods since the commencement of operations). Certain information reflects financial results for a single Class 1 Portfolio share. The total returns in each table represent the rate that an investor would have earned (or lost) on an investment in a share of each Portfolio (assuming reinvestment of all dividends and distributions). Separate Account charges are not reflected in the total returns. If these amounts were reflected, returns would be less than those shown. The Financial Highlights information set forth below has been audited by PricewaterhouseCoopers LLP, whose report, along with each Portfolio’s financial statements, is included in the Trust’s annual report to shareholders, which is available upon request.

															Ratio of
					Dividends	Dividends	Dividends		Net			Net			net
	Net Asset	Net	Net realized		declared	from net	declared		Asset			Assets	Ratio of		investment
	Value	investment	& unrealized	Total from	from net	realized	from net		Value			end of	expenses to		income to
Period	beginning	income	gain (loss) on	investment	investment	gain on	return of	Total	end of	Total		period	average		average			Portfolio
ended	of period	(loss)*	investments	operations	income	investments	capital	distributions	period	Return**		(000’s)	net assets		net assets			turnover

Multi-Managed Growth Portfolio Class 1

03/31/03	$10.60	$0.12	$(1.87)	$(1.75)	$(0.15)	$—	$—	$(0.15)	$8.70	(16.57)%		$51,638	1.09%		1.25%			106	%(2)
03/31/04	8.70	0.08	2.34	2.42	(0.10)	—	—	(0.10)	11.02	27.93		60,247	1.10		0.75			100	(2)
03/31/05	11.02	0.09	0.59	0.68	(0.07)	—	—	(0.07)	11.63	6.13	(1)	50,863	1.04		0.83			107	(2)
03/31/06	11.63	0.11	1.49	1.60	(0.10)	—	—	(0.10)	13.13	13.76	(1)	42,652	1.11	(3)	0	.88(3)		114
03/31/07	13.13	0.17	0.81	0.98	(0.11)	—	—	(0.11)	14.00	7.52		36,033	1.07	(3)(4)	1	.30(3	)(4)	154

*	Calculated based upon average shares outstanding
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
(1)	The Portfolio’s performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions
(2)	Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

	2003	2004	2005

Multi-Managed Growth Portfolio	106%	99%	107%

(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07

Multi-Managed Growth Portfolio Class 1	0.01%	0.02%

(4)	Gross custody credits of 0.01%

35	Seasons Series Trust

FINANCIAL HIGHLIGHTS (continued)

															Ratio of
					Dividends	Dividends	Dividends		Net			Net			net
	Net Asset	Net	Net realized		declared	from net	declared		Asset			Assets	Ratio of		investment
	Value	investment	& unrealized	Total from	from net	realized	from net		Value			end of	expenses to		income to
Period	beginning	income	gain (loss) on	investment	investment	gain on	return of	Total	end of	Total		period	average		average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	capital	distributions	period	Return**		(000’s)	net assets		net assets		turnover

Multi-Managed Moderate Growth Portfolio Class 1
03/31/03	$11.04	$0.21	$(1.45)	$(1.24)	$(0.21)	$—	$—	$(0.21)	$9.59	(11.26)%		$63,068	1.00%		2.06%		109	%(2)
03/31/04	9.59	0.15	2.01	2.16	(0.17)	—	—	(0.17)	11.58	22.63		71,142	1.00		1.41		105	(2)
03/31/05	11.58	0.18	0.31	0.49	(0.13)	—	—	(0.13)	11.94	4.21	(1)	60,210	0.95		1.54		116	(2)
03/31/06	11.94	0.21	1.08	1.29	(0.17)	—	—	(0.17)	13.06	10.84	(1)	52,920	0.99	(3)	1.61	(3)	123
03/31/07	13.06	0.27	0.70	0.97	(0.21)	—	—	(0.21)	13.82	7.43		44,695	0.96	(3)(4)	2.02	(3)(4)	169

*	Calculated based upon average shares outstanding
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
(1)	The Portfolio’s performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions
(2)	Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

	2003	2004	2005

Multi-Managed Moderate Growth Portfolio	108%	104%	114%

(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07

Multi-Managed Moderate Growth Portfolio Class 1	0.01%	0.02%

(4)	Gross custody credits of 0.01%

Seasons Series Trust	36

FINANCIAL HIGHLIGHTS (continued)

														Ratio of
					Dividends	Dividends	Dividends		Net			Net		net
	Net Asset	Net	Net realized		declared	from net	declared		Asset			Assets	Ratio of	investment
	Value	investment	& unrealized	Total from	from net	realized	from net		Value			end of	expenses to	income to
Period	beginning	income	gain (loss) on	investment	investment	gain on	return of	Total	end of	Total		period	average	average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	capital	distributions	period	Return**		(000’s)	net assets	net assets		turnover

Multi-Managed Income/Equity Portfolio Class 1

03/31/03	$11.11	$0.34	$(0.62)	$(0.28)	$(0.29)	$—	$—	$(0.29)	$10.54	(2.47)%		$51,615	0.98%	3.17%		87	%(2)
03/31/04	10.54	0.28	1.27	1.55	(0.26)	—	—	(0.26)	11.83	14.80		55,067	0.97	2.47		113	(2)
03/31/05	11.83	0.32	0.10	0.42	(0.24)	—	—	(0.24)	12.01	3.52	(1)	47,346	0.91	2.68		108	(2)
03/31/06	12.01	0.35	0.41	0.76	(0.30)	—	—	(0.30)	12.47	6.31	(1)	39,618	0.96 (3)	2	.78(3)	121
03/31/07	12.47	0.41	0.40	0.81	(0.37)	—	—	(0.37)	12.91	6.51		32,657	0.93 (3)	3	.22(3)	147

*	Calculated based upon average shares outstanding
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
(1)	The Portfolio’s performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions
(2)	Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

	2003	2004	2005

Multi-Managed Income/Equity Portfolio	85%	111%	106%

(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07

Multi-Managed Income/Equity Portfolio Class 1	0.00%	0.00%

37	Seasons Series Trust

FINANCIAL HIGHLIGHTS (continued)

															Ratio of
					Dividends	Dividends	Dividends		Net			Net			net
	Net Asset	Net	Net realized		declared	from net	declared		Asset			Assets	Ratio of		investment
	Value	investment	& unrealized	Total from	from net	realized	from net		Value			end of	expenses to		income to
Period	beginning	income	gain (loss) on	investment	investment	gain on	return of	Total	end of	Total		period	average		average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	capital	distributions	period	Return**		(000’s)	net assets		net assets		turnover

Multi-Managed Income Portfolio Class 1

03/31/03	$11.20	$0.45	$(0.02)	$0.43	$(0.35)	$—	$—	$(0.35)	$11.28	3.87%		$43,960	0.96%		3.97%		97	%(2)
03/31/04	11.28	0.37	0.83	1.20	(0.34)	—	—	(0.34)	12.14	10.75		45,334	0.95		3.12		126	(2)
03/31/05	12.14	0.39	(0.16)	0.23	(0.32)	—	—	(0.32)	12.05	1.85	(1)	38,991	0.90		3.26		112	(2)
03/31/06	12.05	0.42	0.06	0.48	(0.39)	—	—	(0.39)	12.14	3.98	(1)	31,540	0.95	(3)	3.40	(3)	118
03/31/07	12.14	0.48	0.27	0.75	(0.47)	(0.16)	—	(0.63)	12.26	6.27		26,024	0.93	(3)	3.85	(3)	166

*	Calculated based upon average shares outstanding
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
(1)	The Portfolio’s performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions

(2)	Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

	2003	2004	2005

Multi-Managed Income Portfolio	94%	123%	110%

(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07

Multi-Managed Income Portfolio Class 1	0.00%	0.00%

Seasons Series Trust	38

FINANCIAL HIGHLIGHTS (continued)

															Ratio of
					Dividends	Dividends	Dividends		Net			Net			net
	Net Asset	Net	Net realized		declared	from net	declared		Asset			Assets	Ratio of		investment
	Value	investment	& unrealized	Total from	from net	realized	from net		Value			end of	expenses to		income to
Period	beginning	income	gain (loss) on	investment	investment	gain on	return of	Total	end of	Total		period	average		average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	capital	distributions	period	Return**		(000’s)	net assets		net assets		turnover

Asset Allocation: Diversified Growth Portfolio Class 1

03/31/03	$10.70	$0.15	$(2.28)	$(2.13)	$(0.12)	$—	$—	$(0.12)	$8.45	(19.98)%		$93,728	0.95%		1.58%		145	%(5)
03/31/04	8.45	0.13	2.33	2.46	(0.13)	—	—	(0.13)	10.78	29.16	(2)	106,695	0.98	(1)	1.30	(1)	108	(5)
03/31/05	10.78	0.12	0.53	0.65	(0.13)	—	—	(0.13)	11.30	6.00	(3)	90,042	0.94	(1)	1.06	(1)	159	(5)
03/31/06	11.30	0.21	1.34	1.55	(0.16)	—	—	(0.16)	12.69	13.84	(3)	76,762	0.91	(1)(4)	1.78	(1)(4)	118
03/31/07	12.69	0.24	1.43	1.67	(0.25)	(0.19)	—	(0.44)	13.92	13.28		63,929	0.94	(1)(4)	1.80	(1)(4)	84

*	Calculated based upon average shares outstanding
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
(1)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/04	03/31/05	03/31/06	03/31/07

Asset Allocation: Diversified Growth Portfolio Class 1	0.01%	0.00%	0.01%	0.02%

(2)	Total return for each class was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions
(3)	The Portfolio’s performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions
(4)	Net of the following reimbursements (recoupments) (based on average net assets):

	03/31/06	03/31/07

Asset Allocation: Diversified Growth Portfolio Class 1	0.05%	0.10%

(5)	Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

	2003	2004	2005

Asset Allocation: Diversified Growth Portfolio	143%	106%	156%

39	Seasons Series Trust

FINANCIAL HIGHLIGHTS (continued)

													Ratio of
					Dividends	Dividends	Dividends		Net		Net		net
	Net Asset	Net	Net realized		declared	from net	declared		Asset		Assets	Ratio of	investment
	Value	investment	& unrealized	Total from	from net	realized	from net		Value		end of	expenses to	income to
Period	beginning	income	gain (loss) on	investment	investment	gain on	return of	Total	end of	Total	period	average	average	Portfolio
ended	of period	(loss)*	investments	operations	income	investments	capital	distributions	period	Return**	(000’s)	net assets	net assets	turnover

Stock Portfolio Class 1

03/31/03	$14.36	$0.01	$(3.36)	$(3.35)	$—	$—	$—	$—	$11.01	(23.33)%	$75,591	0.95%	0.11%	45%
03/31/04	11.01	0.01	3.79	3.80	—	—	—	—	14.81	34.56	87,619	0.96	0.10	42
03/31/05	14.81	0.08	0.45	0.53	—	—	—	—	15.34	3.58	73,967	0.93	0.51	42
03/31/06	15.34	0.05	2.31	2.36	(0.08)	—	—	(0.08)	17.62	15.42	62,972	0.93 (1)	0.31 (1)	45
03/31/07	17.62	0.06	1.70	1.76	(0.05)	(1.17)	—	(1.22)	18.16	10.14	52,206	0.93 (1)	0.32 (1)	39

*	Calculated based upon average shares outstanding
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
(1)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07

Stock Portfolio Class 1	0.00%	0.00%

Seasons Series Trust	40

FOR MORE INFORMATION

The following documents contain more information about the Portfolios and are available free of charge upon request:

Annual/Semi-annual Reports.  Contain financial statements, performance data and information on portfolio holdings. The annual report also contains a written analysis of market conditions and investment strategies that significantly affected a Portfolio’s performance for the most recently completed fiscal year.

Statement of Additional Information (SAI).  Contains additional information about the Portfolios’ policies, investment restrictions and business structure. This prospectus incorporates the SAI by reference.

The Trust’s Annual/Semi-annual Reports and SAI are not available online as the Trust does not have its own website. You may obtain copies of these documents or ask questions about the Portfolios by contacting:

AIG SunAmerica Assurance Insurance Company
Annuity Service Center
P.O. Box 54299
Los Angeles, California 90054-0299
1-800-445-7862

Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call (202) 942-8090 for information on the operation of the Public Reference Room. Reports and other information about the Portfolios are also available on the EDGAR Database on the Securities and Exchange Commission’s web-site at http://www.sec.gov and copies of this information may be obtained upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-0102.

You should rely only on the information contained in this prospectus. No one is authorized to provide you with any different information.

INVESTMENT COMPANY ACT
File No. 811-07725

41	Seasons Series Trust

PROSPECTUS
July 30, 2007

Seasons Series Trust
(Class 1 Shares)

•  Multi-Managed Growth Portfolio
•  Multi-Managed Moderate Growth Portfolio
•  Multi-Managed Income/Equity Portfolio
•  Multi-Managed Income Portfolio
•  Asset Allocation: Diversified Growth Portfolio
•  Stock Portfolio
•  Large Cap Growth Portfolio
•  Large Cap Composite Portfolio
•  Large Cap Value Portfolio
•  Mid Cap Growth Portfolio
•  Mid Cap Value Portfolio
•  Small Cap Portfolio
•  International Equity Portfolio
•  Diversified Fixed Income Portfolio
•  Cash Management Portfolio
•  Focus Growth Portfolio

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Seasons Series Trust	2

TRUST HIGHLIGHTS

The following questions and answers are designed to give you an overview of Seasons Series Trust (the “Trust”) and to provide you with information about the Trust’s 24 separate investment series, 16 of which are included in this Prospectus (“Portfolios”), and their investment goals and principal investment strategies. More detailed investment information is provided in the charts, under “More Information About the Portfolios” and the glossary.

Individuals cannot invest in the Portfolios directly. Instead, they participate through a variable annuity contract or variable life policy (collectively, the “Variable Contracts”) offered by life insurance companies (the “Life Insurance Companies”) affiliated with AIG SunAmerica Asset Management Corp., the investment adviser and manager (“SunAmerica” or the “Adviser”). The term “Manager” as used in this prospectus means either SunAmerica or the other registered investment advisers that serve as investment subadvisers (“Subadvisers”) to the Trust, as the case may be.

Six of the Portfolios, Multi-Managed Growth Portfolio, Multi-Managed Moderate Growth Portfolio, Multi-Managed Income/Equity Portfolio, Multi-Managed Income Portfolio, Asset Allocation: Diversified Growth Portfolio and Stock Portfolio, which we call the “Seasons Portfolios” are available only through the selection of one of four variable investment “Strategies” described in the Variable Contracts prospectus. You should be aware that if you select a “Strategy” you will not invest directly in one of the Portfolios. Instead, each Strategy invests in three of the six Seasons Portfolios and the allocation of assets among the Portfolios will vary depending on the objective of the Strategy.

Ten of the Portfolios, which we call the “Seasons Select Portfolios” and the “Seasons Focused Portfolio” are available as variable investment options under Variable Contracts offered by the Life Insurance Companies.

Managed Components — the four distinct, actively managed investment components in which all of the assets of the Multi-Managed Seasons Portfolios are invested. The percentage each Multi-Managed Seasons Portfolio allocates to a Managed Component differs based upon the Portfolio’s investment goal. See “Managed Components” herein.
Capital Appreciation/Growth is an increase in the market value of securities held.
Income is interest payments from bonds or dividends from stocks.
Yield is the annual dollar income received on an investment expressed as a percentage of the current or average price.

Q&A

Q: What are the Portfolios’ investment goals and principal investment strategies?

A:	Each Portfolio operates as a separate mutual fund, with its own investment goal and principal investment strategy.
A Portfolio’s investment goal and principal investment strategy may be changed without shareholder approval. You will receive at least 60 days’ notice to any change to the 80% investment policies set forth below. There can be no assurance that any Portfolio will meet its investment goal or that the net return on an investment will exceed what could have been obtained through other investment or savings vehicles.

Seasons Portfolios
Portfolio	Investment Goal	Principal Investment Strategy
Multi-Managed Growth Portfolio	long-term growth of capital	asset allocation through Managed Components
Multi-Managed Moderate Growth Portfolio	long-term growth of capital, with capital preservation as a secondary objective	asset allocation through Managed Components
Multi-Managed Income/Equity Portfolio	conservation of principal while maintaining some potential for long-term growth of capital	asset allocation through Managed Components

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Seasons Portfolios
Portfolio	Investment Goal	Principal Investment Strategy
Multi-Managed Income Portfolio	capital preservation	asset allocation through Managed Components
Asset Allocation: Diversified Growth Portfolio	capital appreciation	investment primarily through a strategic allocation of approximately 80% (with a range of 65-95%) of its assets in equity securities and approximately 20% (with a range of 5-35%) of its assets in fixed income securities
Stock Portfolio	long-term capital appreciation, with a secondary objective of increasing dividend income	under normal circumstances, invests at least 80% of net assets in common stocks

Each of the Seasons Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity and Multi-Managed Income Portfolios (“Multi-Managed Seasons Portfolios”) allocates all of its assets among three or four distinct Managed Components, each managed by separate Managers and each with its own investment strategy. The four Managers of the Multi-Managed Seasons Portfolios are SunAmerica, Janus Capital Management LLC (“Janus”), Lord, Abbett & Co. LLC (“Lord Abbett”) and Wellington Management Company, LLP (“Wellington Management”). The four Managed Components are Aggressive Growth/SunAmerica, Growth/Janus, Balanced/Lord Abbett/SunAmerica and Fixed Income/Wellington Management. The Managed Components each invest to varying degrees, according to its investment strategy, in a diverse portfolio of securities including, but not limited to, common stocks, securities with equity characteristics (such as preferred stocks, warrants or fixed income securities convertible into common stock), corporate and U.S. government fixed income securities, money market instruments and/or cash or cash equivalents. The assets of each Managed Component that comprises a particular Multi-Managed Seasons Portfolio belong to that Portfolio.

Although each Multi-Managed Seasons Portfolio has a distinct investment goal and allocates its assets in varying percentages among the Managed Components in furtherance of that goal, the Managed Component(s) are managed in the same general manner regardless of the goal of the Multi-Managed Seasons Portfolios. However, the equity/debt weightings of the Balanced/Lord Abbett/SunAmerica component under normal market conditions will vary depending on the goal of the Multi-Managed Seasons Portfolios. The following chart shows the allocation of the assets of each Multi-Managed Seasons Portfolio among the Managed Components.

Managed Components
Portfolio	Aggressive Growth component/ SunAmerica	Growth component/ Janus	Balanced component/ Lord Abbett/ SunAmerica	Fixed Income component/ Wellington Management
Multi-Managed Growth Portfolio	20%	40%	14%/6%	20%
Multi-Managed Moderate Growth Portfolio	18%	28%	12.6%/5.4%	36%
Multi-Managed Income/Equity Portfolio	0%	18%	14%/14%	54%
Multi-Managed Income Portfolio	0%	8%	8.5%/8.5%	75%

Differences in investment returns among the Managed Components will cause the actual percentages to vary over the course of a calendar quarter from the targets listed in the chart. Accordingly, the assets of each Multi-Managed Seasons Portfolio will be reallocated or “rebalanced” among the Managed Components on at least a quarterly basis to restore the target allocations for such Portfolio.

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The following chart shows the investment goal and principal investment strategy of each of the Seasons Select Portfolios.

A “Growth” Philosophy — investing in securities believed to offer the potential for long-term growth of capital — focuses on securities considered to have a historical record of above-average growth rate, significant growth potential, above-average earnings growth or the ability to sustain earnings growth, or that offer proven or unusual products or services, or operate in industries experiencing increasing demand.
A “Value” Philosophy — investing in securities that are believed to be undervalued in the market — often reflects a contrarian approach in that the potential for superior relative performance is believed to be highest when stocks of fundamentally solid companies are out of favor. The selection criteria is generally calculated to identify stocks of companies with solid financial strength that have low price-earnings ratios and have generally been overlooked by the market, or companies undervalued within an industry or market capitalization category.
“Net assets” will take into account any borrowing for investment purposes.

Seasons Select Portfolios
Portfolio	Investment Goal	Principal Investment Strategy
Large Cap Growth Portfolio	long-term growth of capital	under normal circumstances, invests at least 80% of net assets in equity securities of large companies selected through a growth strategy
Large Cap Composite Portfolio	long-term growth of capital and growth of dividend income	under normal circumstances, invests at least 80% of net assets in equity securities of large companies that offer the potential for long-term growth of capital or dividends
Large Cap Value Portfolio	long-term growth of capital	under normal circumstances, invests at least 80% of net assets in equity securities of large companies selected through a value strategy
Mid Cap Growth Portfolio	long-term growth of capital	under normal circumstances, invests at least 80% of net assets in equity securities of medium-sized companies selected through a growth strategy
Mid Cap Value Portfolio	long-term growth of capital	under normal circumstances, invests at least 80% of net assets in equity securities of medium-sized companies selected through a value strategy
Small Cap Portfolio	long-term growth of capital	under normal circumstances, invests at least 80% of net assets in equity securities of small companies

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Seasons Select Portfolios
Portfolio	Investment Goal	Principal Investment Strategy
International Equity Portfolio	long-term growth of capital	under normal circumstances, invests at least 80% of net assets in equity securities of issuers in at least three countries other than the U.S.
Diversified Fixed Income Portfolio	relatively high current income and secondarily capital appreciation	under normal circumstances, invests at least 80% of net assets in fixed income securities, including U.S. and foreign government securities, mortgage-backed securities, investment grade debt securities, and high yield/high risk bonds (“junk bonds”)
Cash Management Portfolio	high current yield while preserving capital	invests in a diversified selection of money market instruments

Each Seasons Select Portfolio except the Cash Management Portfolio, is managed by multiple Managers, and we call these Portfolios the “Multi-Managed Seasons Select Portfolios.” Each Multi-Managed Seasons Select Portfolio offers you access to at least three different professional Managers, one of which may be SunAmerica, and each of which advises a separate portion of the Portfolio. To balance the risks of an actively managed portfolio, each Multi-Managed Seasons Select Portfolio includes a passively-managed index component, currently managed by AIG Global Investment Corp. (“AIGGIC”) that seeks to track a target index or a subset of an index.

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The following chart shows the investment goal and principal investment strategy of the Seasons Focused Portfolio.

A “Focus” Strategy — one in which a Manager actively invests in a small number of holdings which constitute some of its favorite stock-picking ideas at any given moment. A focus philosophy reflects the belief that, over time, the performance of most investment managers’ “highest confidence” stocks exceeds that of their more diversified portfolios. Each Manager of the Focused Portfolio will generally invest in up to 10 securities, and the Portfolio will generally hold up to a total of 30 securities. Examples of when the Portfolio may hold more than the specified number of securities include, but are not limited to, re-balancing or purchase and sale transactions, including following the employment of a new Manager to manage the Portfolio or a portion of the Portfolio. In this situation the new Manager may be selling securities and buying new securities at the same time, resulting in the Portfolio holding more than its usual number of holdings. Each Manager may invest in additional financial instruments for the purpose of cash management or to hedge a security position.
Active Trading:  A strategy used whereby a Portfolio may engage in frequent trading of securities to achieve its investment goal.
Market Capitalization represents the total market value of the outstanding securities of a corporation.

Seasons Focused Portfolio
Portfolio	Investment Goal	Strategy
Focus Growth Portfolio	long-term growth of capital	active trading of equity securities selected on the basis of growth criteria, without regard to market capitalization

The Seasons Focused Portfolio offers you access to several different professional Managers, one of which is SunAmerica, and each of which advises a separate portion of the Portfolio. Each Manager actively selects a limited number of stocks that represent some of their favorite ideas. This “Focus” approach to investing results in a more concentrated portfolio, which will be less diversified than other Portfolios, and may be subject to greater market risks.

SunAmerica initially allocated the assets of each Multi-Managed Seasons Select Portfolio and Seasons Focused Portfolio among the Managers for a Portfolio in a manner designed to maximize investment efficiency. SunAmerica allocates new cash from share purchases over redemption requests equally among the Managers, unless SunAmerica determines that a different allocation of assets would be in the best interests of a Portfolio and its shareholders. The assets of the Diversified Fixed Income Portfolio are not divided equally between the three managers, but have a targeted allocation of 50% to one Manager (AIGGIC) with a portion actively managed and another passively managed and 25% each to the two other Managers. SunAmerica intends, on a quarterly basis, to review the asset allocation in each Multi-Managed Seasons Select Portfolio and Seasons Focused Portfolio to determine the extent to which the portion of assets managed by a Manager differs from that portion managed by any other Manager of the Portfolio. If SunAmerica determines that the difference is significant, SunAmerica will then re-allocate cash flows among the Managers, differently from the manner described above, in an effort to effect a re-balancing of the Portfolio’s asset allocation. In general, SunAmerica will not rebalance or reallocate the existing assets of a Multi-Managed Seasons Select Portfolio or Seasons Focused Portfolio among Managers. However, SunAmerica reserves the right, subject to the review of the Board, to reallocate assets from one Manager to another when it would be in the best interests of a Portfolio and its shareholders to do so. In some instances, where a reallocation results in any rebalancing of the Portfolio from a previous allocation, the effect of the reallocation may be to shift assets from a better performing Manager to a portion of the Portfolio with a relatively lower total return.

Q:	What are the principal risks of investing in the Portfolios?

A:	The following section describes the principal risks of each Portfolio. The charts herein also describe various additional risks.

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Management Risks

Each Seasons Portfolio, Seasons Select Portfolio and Seasons Focused Portfolio is subject to the risk that the selection of investments for the Portfolio may not produce the desired result.

Risks of Investing in Equity Securities

The Multi-Managed Growth, Multi-Managed Moderate Growth, Asset Allocation: Diversified Growth, Stock, Large Cap Growth, Large Cap Composite, Large Cap Value, Mid Cap Growth, Mid Cap Value, Small Cap, International Equity and Focus Growth Portfolios invest primarily in equity securities. In addition, the Multi-Managed Income/Equity Portfolio invests significantly in equity securities.

As with any equity fund, the value of your investment in any of these Portfolios may fluctuate in response to stock market movements. This type of fluctuation is expected to increase as a Portfolio’s investments in equity securities increases, which also increases the risk that you may lose money during declines in the stock market. You should be aware that the performance of different types of equity securities may rise or decline under varying market conditions — for example, “value” stocks may perform well under circumstances in which “growth” stocks in general have fallen, and vice versa. In addition, individual stocks selected for any of these Portfolios may underperform the market generally, relevant benchmarks or other funds with comparable investment objectives and strategies.

Risks of Investing in Growth Stocks

Growth stocks are historically volatile, which will particularly affect the Multi-Managed Growth, Multi-Managed Moderate Growth, Asset Allocation: Diversified Growth, Stock, Large Cap Growth, Large Cap Composite, Mid Cap Growth, Small Cap and Focus Growth Portfolios.

Risks of Investing in Value Stocks

The risk that the portfolio manager’s judgments that a particular security is undervalued in relation to the company’s fundamental economic value may prove incorrect, will particularly affect the Large Cap Value and Mid Cap Value Portfolios.

Risks of Indexing

A component of the following portfolios is managed to track the performance of an index: Large Cap Growth Portfolio, Large Cap Composite Portfolio, Large Cap Value Portfolio, Mid Cap Growth Portfolio, Mid Cap Value Portfolio, Small Cap Portfolio, International Equity Portfolio and Diversified Fixed Income Portfolio. The Manager of such components, AIGGIC, may endeavor to track the index by purchasing every stock included in the index in the same proportions. Or, in the alternative, the Manager may invest in a sampling of index stocks by utilizing a statistical technique known as “optimization.” The goal of optimization is to select stocks which ensure that various industry weightings, market capitalizations and fundamental characteristics (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the index. If this component of such Portfolio does not adequately track the characteristics of the index, it is likely that the performance of this component will not be similar to the performance of the index and, therefore, may have an impact on the overall performance of the Portfolio. The index component will not sell securities in its portfolio or buy different securities over the course of a year other than in conjunction with changes in its index, raising funds to meet redemptions or rebalancing the portfolio, even if there are adverse developments concerning a particular security, company or industry.

Risks of Investing in Technology Companies

The Mid Cap Growth Portfolio may invest in securities of companies that the Managers believe will benefit significantly from technological advances or improvements (“technology companies”). Technology companies may react similarly to certain market pressures and events. They may be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants, and obsolescence of existing technology. As a result, the returns of the Portfolio may be considerably more volatile than those of a portfolio that does not invest in technology companies.

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Risks of Investing in Bonds

The Multi-Managed Income/Equity, Multi-Managed Income, and Diversified Fixed Income Portfolios invest primarily in bonds. In addition, the Multi-Managed Growth, Multi-Managed Moderate Growth and Asset Allocation: Diversified Growth Portfolios each invests significantly in bonds.

As with any bond fund, the value of your investment in these Portfolios may go up or down in response to changes in interest rates or defaults (or even the potential for future default) by bond issuers. To the extent a Portfolio is invested in bonds, movements in the bond market generally may affect its performance. In addition, individual bonds selected for any of these Portfolios may underperform the market generally.

Risks of Investing in Junk Bonds

All Portfolios except the Stock, Mid Cap Growth and Cash Management Portfolios may invest to varying degrees in high yield/high risk securities, also known as “junk bonds,” which are considered speculative. Junk bonds carry a substantial risk of default or changes in the issuer’s creditworthiness, or they may already be in default. A junk bond’s market price may fluctuate more than higher-quality securities and may decline significantly. In addition, it may be more difficult for a Portfolio to dispose of junk bonds or to determine their value. Junk bonds may contain redemption or call provisions that, if exercised during a period of declining interest rates, may force a Portfolio to replace the security with a lower yielding security. If this occurs, it will result in a decreased return for you.

Risks of Investing in Money Market Securities

While an investment in the Cash Management Portfolio should present the least market risk of any of the Portfolios, you should be aware that an investment in this Portfolio is subject to the risks that the value of its investments in high-quality short-term debt obligations (“money market securities”) may be affected by changes in interest rates, changes in the rating of an issuer of a money market security and the ability of an issuer to make payments of interest and principal. The Cash Management Portfolio does not seek to maintain a stable net asset value of $1.00. Each of the Seasons Managed Allocation Portfolios may invest in the Cash Management Portfolio.

Risks of Investing Internationally

All Portfolios except the Cash Management Portfolio may invest in foreign securities. The International Equity Portfolio invests at least 80% of its net assets in equity securities of issuers in at least three countries other than the U.S. These securities may be denominated in currencies other than U.S. dollars. Foreign investing presents special risks, particularly in certain emerging market countries. While investing internationally may reduce your risk by increasing the diversification of your investment, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.

Risks of Investing in Emerging Market Countries

The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing or “emerging market” countries. An emerging market country is generally one with a low or middle income or economy or that is in the early stages of its industrialization cycle and may be more likely to experience political turmoil or rapid changes in economic conditions than developed countries. As a result, these markets are generally more volatile than the markets of developed countries. Each Portfolio other than the Cash Management Portfolio may invest in issuers in emerging market countries. For fixed income investments, an emerging market includes those where the sovereign credit rating is below investment grade.

Risks of Investing in Smaller Companies

All Portfolios except the Diversified Fixed Income and Cash Management Portfolios may invest in equity securities of smaller companies. The Small Cap Portfolio invests at least 80% of net assets in equity securities of smaller companies. Stocks of smaller companies and to a lesser extent, mid-cap

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companies, may be more volatile than, and not as liquid as, those of larger companies. This will particularly affect the Multi-Managed Growth, Multi-Managed Moderate Growth, Asset Allocation: Diversified Growth, Mid-Cap Growth and Small Cap Portfolios.

Risks of Investing in “Non-Diversified” Portfolios

All Portfolios except for the Asset Allocation: Diversified Growth, Stock, Diversified Fixed Income and Cash Management Portfolios are “non-diversified,” which means that each can invest a larger portion of its assets in the stock of a single company (including one of the Underlying Portfolios) than can some other mutual funds. By concentrating in a smaller number of stocks, a Portfolio’s risk is increased because the effect of each stock on the Portfolio’s performance is greater.

Additional Principal Risks

Finally, shares of Portfolios are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that a Portfolio will be able to achieve its investment goals. If the value of the assets of a Portfolio goes down, you could lose money.

Q:	How have the Seasons Portfolios performed historically?

A:	The following Risk/Return Bar Charts and Tables provide some indication of the risks of investing in the Portfolios by showing changes in the Portfolios’ performance from calendar year to calendar year, and by comparing each Portfolio’s average annual returns with those of an appropriate market index. Fees and expenses incurred at the contract level are not reflected in the bar charts and tables. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how a Portfolio will perform in the future.

Seasons Series Trust	10

MULTI-MANAGED GROWTH PORTFOLIO

During the period shown in the bar chart, the highest return for a quarter was 31.19% (quarter ended 12/31/99) and the lowest return for a quarter was –16.31% (quarter ended 9/30/01). As of the most recent calendar quarter ended 6/30/07 the year-to-date return was 7.83%.

Average Annual Total Returns	Past	Past	Return Since
(as of the calendar year ended December 31, 2006)	One Year	Five Years	Inception[6]
Multi-Managed Growth Portfolio Class 1	7.27%	5.55%	8.94%
S&P 500®[1] Class 1	15.79%	6.19%	8.41%
Lehman Brothers U.S. Aggregate Index[2] Class 1	4.33%	5.06%	6.43%
Russell 2000® Index[3] Class 1	18.37%	11.39%	10.38%
Russell 1000® Index[4] Class 1	15.46%	6.82%	8.76%
Blended Benchmark Index[5] Class 1	12.82%	7.45%	8.79%

*	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
[1]	The Standard & Poor’s 500® Composite Stock Price Index (S&P 500®) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
[2]	The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
[3]	The Russell 2000® Index measures the performance of the 2000 smallest companies in the Russell 3000® Index and is widely recognized as representative of small-cap growth stocks.
[4]	The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.
[5]	The Blended Benchmark Index consists of 51% Russell 1000® Index, 27% Lehman Brothers U.S. Aggregate Index, 20% Russell 2000® Index and 2% Treasury Bills.
[6]	Inception date for Class 1 shares is April 15, 1997.

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MULTI-MANAGED MODERATE GROWTH PORTFOLIO

During the period shown in the bar chart, the highest return for a quarter was 24.57% (quarter ended 12/31/99) and the lowest return for a quarter was –12.03% (quarter ended 9/30/01). As of the most recent calendar quarter ended 6/30/07 the year-to-date return was 6.21%.

Average Annual Total Returns	Past	Past	Return Since
(as of the calendar year ended December 31, 2006)	One Year	Five Years	Inception[6]
Multi-Managed Moderate Growth Portfolio Class 1	7.06%	5.24%	8.31%
S&P 500®[1] Class 1	15.79%	6.19%	8.41%
Lehman Brothers U.S. Aggregate Index[2] Class 1	4.33%	5.06%	6.43%
Russell 2000® Index[3] Class 1	18.37%	11.39%	10.38%
Russell 1000® Index[4] Class 1	15.46%	6.82%	8.76%
Blended Benchmark Index[5] Class 1	11.07%	7.14%	8.46%

*	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
[1]	The Standard & Poor’s 500® Composite Stock Price Index (S&P 500®) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
[2]	The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
[3]	The Russell 2000® Index measures the performance of the 2000 smallest companies in the Russell 3000® Index and is widely recognized as representative of small-cap growth stocks.
[4]	The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.
[5]	The Blended Benchmark Index consists of 37.9% Russell 1000® Index, 42.3% Lehman Brothers U.S. Aggregate Index, 18.0% Russell 2000® Index and 1.8% Treasury Bills.
[6]	Inception date for Class 1 shares is April 15, 1997.

Seasons Series Trust	12

MULTI-MANAGED INCOME/EQUITY PORTFOLIO

During the period shown in the bar chart, the highest return for a quarter was 10.80% (quarter ended 12/31/99) and the lowest return for a quarter was –5.32% (quarter ended 3/31/01). As of the most recent calendar quarter ended 6/30/07 the year-to-date return was 3.38%.

Average Annual Total Returns	Past	Past	Return Since
(as of the calendar year ended December 31, 2006)	One Year	Five Years	Inception[5]
Multi-Managed Income/Equity Portfolio Class 1	5.03%	4.90%	7.13%
S&P 500®[1] Class 1	15.79%	6.19%	8.41%
Lehman Brothers U.S. Aggregate Index[2] Class 1	4.33%	5.06%	6.43%
Russell 1000® Index[3] Class 1	15.46%	6.82%	8.76%
Blended Benchmark Index[4] Class 1	7.98%	5.79%	7.45%

*	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
[1]	The Standard & Poor’s 500® Composite Stock Price Index (S&P 500®) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
[2]	The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
[3]	The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.
[4]	The Blended Benchmark Index consists of 33.4% Russell 1000® Index, 63.8% Lehman Brothers U.S. Aggregate Index, and 2.8% Treasury Bills.
[5]	Inception date for Class 1 shares is April 15, 1997.

13	Seasons Series Trust

MULTI-MANAGED INCOME PORTFOLIO

During the period shown in the bar chart, the highest return for a quarter was 5.32% (quarter ended 6/30/03) and the lowest return for a quarter was –2.64% (quarter ended 6/30/04). As of the most recent calendar quarter ended 6/30/07 the year-to-date return was 2.15%.

Average Annual Total Returns	Past	Past	Return Since
(as of the calendar year ended December 31, 2006)	One Year	Five Years	Inception[5]
Multi-Managed Income Portfolio Class 1	4.37%	4.79%	6.45%
S&P 500®[1] Class 1	15.79%	6.19%	8.41%
Lehman Brothers U.S. Aggregate Index[2] Class 1	4.33%	5.06%	6.43%
Russell 1000® Index[3] Class 1	15.46%	6.82%	8.76%
Blended Benchmark Index[4] Class 1	6.22%	5.46%	6.99%

*	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
[1]	The Standard & Poor’s 500® Composite Stock Price Index (S&P 500®) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
[2]	The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
[3]	The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.
[4]	The Blended Benchmark Index consists of 17.35% Russell 1000® Index, 80.95% Lehman Brothers U.S. Aggregate Index, and 1.7% Treasury Bills.
[5]	Inception date for Class 1 shares is April 15, 1997.

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ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO

During the period shown in the bar chart, the highest return for a quarter was 15.54% (quarter ended 12/31/98) and the lowest return for a quarter was –15.03% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/07 the year-to-date return was 7.11%.

Average Annual Total Returns	Past	Past	Return Since
(as of the calendar year ended December 31, 2006)	One Year	Five Years	Inception[8]
Asset Allocation: Diversified Growth Portfolio Class 1	16.88%	6.71%	6.08%
Russell 3000® Index[1] Class 1	15.72%	7.17%	8.83%
S&P 500®[2] Class 1	15.79%	6.19%	8.41%
MSCI EAFE Index[3] Class 1	26.34%	14.98%	8.10%	[9]
Lehman Brothers U.S. Aggregate Index[4] Class 1	4.33%	5.06%	6.43%
JP Morgan Developed Market High Yield Index[5] Class 1	11.58%	10.61%	6.83%	[9]
MSCI Emerging Markets Free IndexSM 6 Class 1	32.59%	26.97%	8.80%	[9]
Blended Benchmark Index[7] Class 1	16.14%	9.92%	8.55%	[9]

*	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
[1]	The Russell 3000® Index measures the performance of the 3,000 largest U.S. Companies based on total market capitalization, which represents approximately 98% of the investable U.S.-equity market.
[2]	The Standard & Poor’s 500® Composite Stock Price Index (S&P 500®) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
[3]	The Morgan Stanley Capital International (MSCI) EAFE Index (Europe, Australasia, Far East) is a free floating-adjusted market capitalization index that is designed to measure developed market equity performance. The index is comprised of securities from 21 developed markets, excluding U.S. and Canada.
[4]	The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
[5]	The JP Morgan Developed High Yield Index is designed to mirror the investable universe of the US dollar developed high yield corporate debt market, including domestic and international issues. International issues are comprised of only developed market issues.
[6]	The Morgan Stanley Capital International (MSCI) Emerging Markets Free IndexSM measures the performance of companies representative of the market structure of 26 emerging market countries in Europe, Latin America, and the Pacific basin. The MSCI Emerging Markets Free IndexSM excludes closed markets and those shares in otherwise free markets with are not purchasable by foreigners.
[7]	The Blended Benchmark Index consists of 60% Russell 3000® Index, 15% MSCI EAFE Index, 15% Lehman Brothers U.S. Aggregate Index, 5% JP Morgan Developed Market High Yield Index, and 5% MSCI Emerging Markets Free IndexSM. The New Blended Benchmark Index data given is based on information available as of July 31, 2001.
[8]	Inception date for Class 1 shares is April 15, 1997.
[9]	Index inception return is from the month end following the inception date.

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STOCK PORTFOLIO

During the period shown in the bar chart, the highest return for a quarter was 22.80% (quarter ended 12/31/98) and the lowest return for a quarter was –15.32% (quarter ended 6/30/02). As of the most recent calendar quarter ended 6/30/07 the year-to-date return was 8.71%.

Average Annual Total Returns	Past	Past	Return Since
(as of the calendar year ended December 31, 2006)	One Year	Five Years	Inception[2]
Stock Portfolio Class 1	13.68%	5.89%	9.33%
S&P 500®[1] Class 1	15.79%	6.19%	8.41%

*	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
[1]	The Standard & Poor’s 500® Composite Stock Price Index (S&P 500®) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
[2]	Inception date for Class 1 shares is April 15, 1997.

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LARGE CAP GROWTH PORTFOLIO

During the period shown in the bar chart, the highest return for a quarter was 13.69% (quarter ended 6/30/03) and the lowest return for a quarter was –17.84% (quarter ended 3/31/01). As of the most recent calendar quarter ended 6/30/07 the year-to-date return was 7.98%.

Average Annual Total Returns	Past	Past	Return Since
(as of the calendar year ended December 31, 2006)	One Year	Five Years	Inception[3]
Large Cap Growth Portfolio[1] Class 1	7.03%	3.91%	1.53%
S&P 500®/Citigroup Growth Index[2] Class 1	11.01%	3.31%	0.09% [4]

*	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
[1]	Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.
[2]	The S&P 500®/Citigroup Growth Index is constructed by measuring growth and value characteristics of the constituents of the S&P 500® Index across seven factors including: earnings-per-share growth rate, sales-per-share growth rate, internal growth rate, book-to-price ratio, cash flow-to-price ratio, sales-to-price ratio and dividend yield. The index is comprised of stocks identified as pure growth, plus a portion of the market capitalization of stocks that are neither classified as pure growth nor pure value. The style index series is unmanaged and market capitalization weighted.
[3]	Inception date for Class 1 shares is February 8, 1999.
[4]	Index inception return is from the month end following the inception date.

17	Seasons Series Trust

LARGE CAP COMPOSITE PORTFOLIO

During the period shown in the bar chart, the highest return for a quarter was 14.12% (quarter ended 6/30/03) and the lowest return for a quarter was –16.14% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/07 the year-to-date return was 7.48%.

Average Annual Total Returns	Past	Past	Return Since
(as of the calendar year ended December 31, 2006)	One Year	Five Years	Inception[3]
Large Cap Composite Portfolio[1] Class 1	14.31%	4.78%	2.91%
S&P 500®[2] Class 1	15.79%	6.19%	3.30%

*	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
[1]	Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.
[2]	The Standard & Poor’s 500® Composite Stock Price Index (S&P 500®) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
[3]	Inception date for Class 1 shares is February 8, 1999.

Seasons Series Trust	18

LARGE CAP VALUE PORTFOLIO

During the period shown in the bar chart, the highest return for a quarter was 17.95% (quarter ended 6/30/03) and the lowest return for a quarter was –19.47% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/07 the year-to-date return was 7.81%.

Average Annual Total Returns	Past	Past	Return Since
(as of the calendar year ended December 31, 2006)	One Year	Five Years	Inception[3]
Large Cap Value Portfolio[1] Class 1	19.96%	7.69%	7.46%
S&P 500®/Citigroup Value Index[2] Class 1	20.80%	9.06%	6.44% [4]

*	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
[1]	Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.
[2]	The S&P 500®/Citigroup Value Index is constructed by measuring growth and value characteristics of the constituents of the S&P 500® Index across seven factors including: earnings-per-share growth rate, sales-per-share growth rate, internal growth rate, book-to-price ratio, cash flow-to-price ratio, sales-to-price ratio and dividend yield. The index is comprised of stocks identified as pure value, plus a portion of the market capitalization of stocks that are neither classified as pure growth nor pure value. The style index series is unmanaged and market capitalization weighted.
[3]	Inception date for Class 1 shares is February 8, 1999.
[4]	Index inception return is from the month end following the inception date.

19	Seasons Series Trust

MID CAP GROWTH PORTFOLIO

During the period shown in the bar chart, the highest return for a quarter was 22.83% (quarter ended 12/31/01) and the lowest return for a quarter was –24.38% (quarter ended 9/30/01). As of the most recent calendar quarter ended 6/30/07 the year-to-date return was 11.96%.

Average Annual Total Returns	Past	Past	Return Since
(as of the calendar year ended December 31, 2006)	One Year	Five Years	Inception[3]
Mid Cap Growth Portfolio[1] Class 1	11.69%	9.30%	9.40%
Russell Midcap® Growth Index[2] Class 1	10.66%	8.22%	6.08%

*	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
[1]	Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.
[2]	Russell Midcap® Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index.
[3]	Inception date for Class 1 shares is February 8, 1999.

Seasons Series Trust	20

MID CAP VALUE PORTFOLIO

During the period shown in the bar chart, the highest return for a quarter was 15.55% (quarter ended 6/30/03) and the lowest return for a quarter was –15.71% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/07 the year-to-date return was 9.77%.

Average Annual Total Returns	Past	Past	Return Since
(as of the calendar year ended December 31, 2006)	One Year	Five Years	Inception[3]
Mid Cap Value Portfolio[1] Class 1	15.69%	13.42%	14.10%
Russell Midcap® Value Index[2] Class 1	20.22%	15.88%	13.00%

*	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
[1]	Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.
[2]	Russell Midcap® Value Index is an unmanaged index of common stock prices that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000® Value Index.
[3]	Inception date for Class 1 shares is February 8, 1999.

21	Seasons Series Trust

SMALL CAP PORTFOLIO

During the period shown in the bar chart, the highest return for a quarter was 20.13% (quarter ended 6/30/03) and the lowest return for a quarter was –22.95% (quarter ended 9/30/01). As of the most recent calendar quarter ended 6/30/07 the year-to-date return was 8.71%.

Average Annual Total Returns	Past	Past	Return Since
(as of the calendar year ended December 31, 2006)	One Year	Five Years	Inception[3]
Small Cap Portfolio[1] Class 1	14.69%	6.22%	4.59%
Russell 2000® Index[2] Class 1	18.37%	11.39%	9.97%

*	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
[1]	Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001. Effective February 14, 2005, Salomon Brothers Asset Management, Inc. replaced Lord, Abbett & Co. LLC as manager of a component of the Portfolio. Effective December 1, 2006, ClearBridge Advisors, LLC replaced Salomon Brothers Asset Management, Inc. as manager of a component of the Portfolio.
[2]	Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index and is widely recognized as representative of small-cap growth stocks.
[3]	Inception date for Class 1 shares is February 8, 1999.

Seasons Series Trust	22

INTERNATIONAL EQUITY PORTFOLIO

During the period shown in the bar chart, the highest return for a quarter was 17.77% (quarter ended 6/30/03) and the lowest return for a quarter was –22.48% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/07 the year-to-date return was 10.83%.

Average Annual Total Returns	Past	Past	Return Since
(as of the calendar year ended December 31, 2006)	One Year	Five Years	Inception[3]
International Equity Portfolio[1] Class 1	23.96%	10.98%	3.90%
MSCI EAFE Index[2] Class 1	26.34%	14.98%	7.43%

*	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
[1]	Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.
[2]	The Morgan Stanley Capital International (MSCI) EAFE Index (Europe, Australasia, Far East) is a free floating-adjusted market capitalization index that is designed to measure developed market equity performance. The index is comprised of securities from 21 developed markets, excluding U.S. and Canada.
[3]	Inception date for Class 1 shares is February 8, 1999.

23	Seasons Series Trust

DIVERSIFIED FIXED INCOME PORTFOLIO

During the period shown in the bar chart, the highest return for a quarter was 4.47% (quarter ended 9/30/02) and the lowest return for a quarter was –3.01% (quarter ended 6/30/04). As of the most recent calendar quarter ended 6/30/07 the year-to-date return was 0.57%.

Average Annual Total Returns	Past	Past	Return Since
(as of the calendar year ended December 31, 2006)	One Year	Five Years	Inception[3]
Diversified Fixed Income Portfolio[1] Class 1	3.43%	4.11%	4.04%
Lehman Brothers U.S. Aggregate Index[2] Class 1	4.33%	5.06%	5.62%

*	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
[1]	Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.
[2]	The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
[3]	Inception date for Class 1 shares is February 8, 1999.

Seasons Series Trust	24

CASH MANAGEMENT PORTFOLIO

During the period shown in the bar chart, the highest return for a quarter was 1.47% (quarter ended 12/31/00) and the lowest return for a quarter was 0.00% (quarter ended 6/30/04). As of the most recent calendar quarter ended 6/30/07 the year-to-date return was 2.41%.

Average Annual Total Returns	Past	Past	Return Since
(as of the calendar year ended December 31, 2006)	One Year	Five Years	Inception[2]
Cash Management Portfolio[1] Class 1	4.53%	1.82%	2.80%
US Treasury Bills, 0-3 Months Index Class 1	4.67%	2.35%	3.20% [3]

*	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
[1]	Effective February 14, 2005, Columbia Management Advisors, LLC (formerly Banc of America Capital Management, LLC) assumed management of the Portfolio. The Portfolio was previously managed by SunAmerica, the Adviser.
[2]	Inception date for Class 1 shares is February 8, 1999.
[3]	Index inception return is from the month end following the inception date.

25	Seasons Series Trust

FOCUS GROWTH PORTFOLIO

During the period shown in the bar chart, the highest return for a quarter was 18.03% (quarter ended 6/30/03) and the lowest return for a quarter was –16.54% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/07 the year-to-date return was 7.52%.

Average Annual Total Returns	Past	Past	Return Since
(as of the calendar year ended December 31, 2006)	One Year	Five Years	Inception[4]
Focus Growth Portfolio[1] Class 1	5.85%	4.60%	–1.54%
Russell 3000® Growth Index[2] Class 1	9.46%	3.02%	–5.09%
S&P 500®[3] Class 1	15.79%	6.19%	1.47%

*	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
[1]	Effective October 1, 2002, Salomon Brothers Asset Management, Inc. replaced Jennison Associates LLC as manager of a component of the portfolio. Effective February 14, 2005, Credit Suisse Asset Management, LLC and Janus Capital Management LLC replaced Fred Alger Management, Inc. and Salomon Brothers Asset Management Inc as managers of components of the Portfolio. Effective August 23, 2006, Credit Suisse Asset Management, LLC no longer serves as a subadviser to a component of the Portfolio, SunAmerica assumed management of that component of the Portfolio.
[2]	The Russell 3000® Growth Index measures the performance of those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in the index are also members of the Russell 3000® Growth or the Russell 2000® Growth indexes. The change in indices was made because the Russell Growth Index is more representative of the Portfolio’s investment strategy.
[3]	The Standard & Poor’s 500® Composite Stock Price Index (S&P 500®) is an unmanaged, weighted index of 500 large company stocks that is widely recognised as representative of the performance of the U.S. stock market.
[4]	Inception date for Class 1 shares is July 5, 2000.

Seasons Series Trust	26

EXPENSE SUMMARY

The table below describes the fees and expenses you may pay if you remain invested in each Portfolio. Each Portfolio’s annual operating expenses do not reflect the separate account fees charged in the Variable Contracts, as defined herein, in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)

			Multi-Managed
	Multi-Managed Growth	Multi-Managed Moderate	Income/Equity
	Portfolio(2)(5)	Growth Portfolio(2)(5)	Portfolio(2)(5)
	Class 1	Class 1	Class 1

Management Fees	0.89%	0.85%	0.81%
Service (12b-1) Fees	0.00%	0.00%	0.00%
Other Expenses	0.18%	0.11%	0.12%
Total Annual Portfolio Operating Expenses	1.07%	0.96%	0.93%

		Asset Allocation:
	Multi-Managed Income	Diversified	Stock
	Portfolio(2)(5)	Growth Portfolio(2)(3)(4)	Portfolio(2)
	Class 1	Class 1	Class 1

Management Fees	0.77%	0.83%	0.84%
Service (12b-1) Fees	0.00%	0.00%	0.00%
Other Expenses	0.16%	0.21%	0.09%
Acquired Portfolio Fees and Expenses	0.00%	0.02%	N/A
Total Annual Portfolio Operating Expenses	0.93%	1.06%	0.93%

	Large Cap Growth	Large Cap Composite	Large Cap Value
	Portfolio(2)(5)	Portfolio(1)(2)(5)	Portfolio(2)(5)
	Class 1	Class 1	Class 1

Management Fees	0.80%	0.80%	0.79%
Service (12b-1) Fees	0.00%	0.00%	0.00%
Other Expenses	0.13%	0.38%	0.11%
Total Annual Portfolio Operating Expenses	0.93%	1.18%	0.90%

	Mid Cap Growth	Mid Cap Value	Small Cap
	Portfolio(2)(5)	Portfolio(2)(5)	Portfolio(1)(2)(5)(6)
	Class 1	Class 1	Class 1

Management Fees	0.85%	0.85%	0.85%
Service (12b-1) Fees	0.00%	0.00%	0.00%
Other Expenses	0.16%	0.12%	0.22%
Total Annual Portfolio Operating Expenses	1.01%	0.97%	1.07%

	International Equity	Diversified Fixed Income
	Portfolio(1)(2)(5)(6)	Portfolio(5)
	Class 1	Class 1

Management Fees	0.94%	0.70%
Service (12b-1) Fees	0.00%	0.00%
Other Expenses	0.31%	0.10%
Total Annual Portfolio Operating Expenses	1.25%	0.80%

27	Seasons Series Trust

	Cash Management	Focus Growth
	Portfolio	Portfolio(1)(2)(6)
	Class 1	Class 1

Management Fees	0.45%	1.00%
Service (12b-1) Fees	0.00%	0.00%
Other Expenses	0.11%	0.11%
Total Annual Portfolio Operating Expenses	0.56%	1.11%

(1)	The Adviser is voluntarily waiving fees and/or reimbursing expenses so that the total net expense ratios for the following Portfolio classes do not exceed the amounts set forth below:

Class 1

Large Cap Composite Portfolio	1.10%
Small Cap Portfolio	1.15%
International Equity Portfolio	1.30%
Focus Growth Portfolio	1.30%

These waivers and reimbursements will continue indefinitely, but may be terminated at any time. The voluntary waivers and/or reimbursements described above are subject to recoupment by the Adviser from the Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser and maintain the voluntary expense limitations listed above.

(2)	Through expense offset arrangements resulting from broker commission recapture, a portion of the Portfolio’s other expenses have been reduced. For the year ended March 31, 2007, broker commission recapture amounts received by certain Portfolios were used to offset the Portfolio’s other expenses. “Other Expenses” do not take into account these expense reductions and are therefore higher than the other expenses of the Portfolio. Had the expense reductions been taken into account, “Total Annual Portfolio Operating Expenses” for Class 1 would have been as follows:

Class 1

Multi–Managed Growth Portfolio	1.05%
Multi–Managed Moderate Growth Portfolio	0.94%
Multi–Managed Income/Equity Portfolio*	0.93%
Multi–Managed Income Portfolio*	0.93%
Asset Allocation: Diversified Growth Portfolio	1.04%
Stock Portfolio*	0.93%
Large Cap Growth Portfolio*	0.93%
Large Cap Composite Portfolio	1.17%
Large Cap Value Portfolio*	0.90%
Mid Cap Growth Portfolio*	1.01%
Mid Cap Value Portfolio*	0.97%
Small Cap Portfolio	1.04%
International Equity Portfolio*	1.25%
Focus Growth Portfolio	1.10%

*	The amount by which brokerage commission recapture amounts reduced Portfolio expenses was less than 0.01%.

(3)	The Adviser is voluntarily waiving on an annual basis 0.10% of the Management Fees. Because the waiver is voluntary, it is not reflected as a reduction of the “Total Annual Portfolio Operating Expenses” listed above. In addition, this additional waived amount will not be taken into account when determining the ability of the Adviser to recoup any previously waived or reimbursed expenses.

(4)	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of average net assets provided in the Financial Highlights table which reflects the operating expenses of the Portfolios and do not include Acquired Portfolio Fees and Expenses.

(5)	“Other Expenses” include “acquired fund fees and expenses” (i.e., fees and expenses incurred indirectly by these portfolios as a result of investments in shares of one or more “acquired funds”, as defined in the registration form applicable to the portfolios, which generally include investments in other mutual funds, hedge funds, private equity funds, and other pooled investment vehicles), which fees and expenses were less than 0.01%.

(6)	For the fiscal year ended March 31, 2007, based on average daily net assets, the following Portfolios paid amounts to the Adviser to effectuate the recoupment described in footnote (1). Had the expense recoupment been included in “Total Annual Portfolio Operating Expenses” the ratios would have been as follows:

Class 1

Small Cap Portfolio	1.10%
International Equity Portfolio	1.29%
Focus Growth Portfolio*	1.11%

*	The amount by which the recoupment amounts increased Portfolio expenses was less than 0.01%.

As of March 31, 2007, the Portfolios listed above no longer have a balance subject to recoupment by the Adviser.

Seasons Series Trust	28

Example

This Example is intended to help you compare the cost of investing in a Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year, reinvestment of all dividends and distributions, and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Multi-Managed Growth Portfolio*
Class 1 Shares	$109	$340	$590	$1,306
Multi-Managed Moderate Growth Portfolio*
Class 1 Shares	$98	$306	$531	$1,178
Multi-Managed Income Equity Portfolio*
Class 1 Shares	$95	$296	$515	$1,143
Multi-Managed Income Portfolio*
Class 1 Shares	$95	$296	$515	$1,143
Assets Allocation: Diversified Growth Portfolio*
Class 1 Shares	$108	$337	$585	$1,294
Stock Portfolio*
Class 1 Shares	$95	$296	$515	$1,143
Large Cap Growth Portfolio*
Class 1 Shares	$95	$296	$515	$1,143
Large Cap Composite Portfolio*
Class 1 Shares	$120	$375	$649	$1,432
Large Cap Value Portfolio*
Class 1 Shares	$92	$287	$498	$1,108
Mid Cap Growth Portfolio*
Class 1 Shares	$103	$322	$558	$1,236
Mid Cap Value Portfolio*
Class 1 Shares	$99	$309	$536	$1,190
Small Cap Portfolio*
Class 1 Shares	$109	$340	$590	$1,306
International Equity Portfolio*
Class 1 Shares	$127	$397	$686	$1,511
Diversified Fixed Income Portfolio
Class 1 Shares	$82	$255	$444	$990
Cash Management Portfolio
Class 1 Shares	$57	$179	$313	$701
Focus Growth Portfolio*
Class 1 Shares	$113	$353	$612	$1,352

*	The Example does not take into account voluntary fee waivers and/or expense reimbursements by the Adviser and expense reductions resulting from brokerage commission recapture arrangements. The fee waivers and/or expense reimbursements will continue indefinitely, but may be terminated at any time.

29	Seasons Series Trust

The following are your costs after these voluntary fee waivers and/or expense reimbursements and expense reductions:

	1 Year	3 Years	5 Years	10 Years

Multi-Managed Growth Portfolio
Class 1 Shares	$107	$334	$579	$1,283
Multi-Managed Moderate Growth Portfolio
Class 1 Shares	$96	$300	$520	$1,155
Multi-Managed Income Equity Portfolio(1)
Class 1 Shares	$95	$296	$515	$1,143
Multi-Managed Income Portfolio(1)
Class 1 Shares	$95	$296	$515	$1,143
Asset Allocation: Diversified Growth Portfolio
Class 1 Shares	$96	$300	$520	$1,155
Stock Portfolio(1)
Class 1 Shares	$95	$296	$515	$1,143
Large Cap Growth Portfolio(1)
Class 1 Shares	$95	$296	$515	$1,143
Large Cap Composite Portfolio
Class 1 Shares	$111	$347	$601	$1,329
Large Cap Value Portfolio(1)
Class 1 Shares	$92	$287	$498	$1,108
Mid Cap Growth Portfolio(1)
Class 1 Shares	$103	$322	$558	$1,236
Mid Cap Value Portfolio(1)
Class 1 Shares	$99	$309	$536	$1,190
Small Cap Portfolio
Class 1 Shares	$106	$331	$574	$1,271
International Equity Portfolio(1)
Class 1 Shares	$127	$397	$686	$1,511
Focus Growth Portfolio
Class 1 Shares	$112	$350	$606	$1,340

(1)	The amount of the voluntary fee waiver/or expense reimbursement by SunAmerica was less than 0.01%.

Seasons Series Trust	30

MORE INFORMATION ABOUT THE PORTFOLIOS

Investment Strategies

Each Portfolio has its own investment goal and principal investment strategy for pursuing it as described in the “Trust Highlights.” The charts below summarize information about each Portfolio’s and Managed Component’s investments. We have included a glossary to define the investment and risk terminology used in the charts and throughout this Prospectus. Unless otherwise indicated, investment restrictions, including percentage limitations, apply at the time of purchase. You should consider your ability to assume the risks involved before investing in a Portfolio or Managed Component through the various Variable Contracts.

The Variable Contracts offer four variable investment “Strategies.” You should be aware that if you select a Strategy you will not invest directly in one of the Portfolios. Instead, each Strategy invests in three of the six Seasons Portfolios and the allocation of assets among the Portfolios will vary depending on the objective of the Strategy.

Additional Information about the Seasons Portfolios

Four of the Seasons Portfolios are Multi-Managed Seasons Portfolios, which means that they pursue their investment goals by allocating their assets among three or four Managed Components, as previously indicated in the chart on page 4. If you invest in one of the Multi-Managed Seasons Portfolios, it is important for you to understand how the information in the charts provided below applies specifically to your investment. To summarize the allocation strategy, because the Multi-Managed Growth and Multi-Managed Moderate Growth Portfolios seek long-term growth of capital, each therefore allocates a relatively larger percentage of its assets to the Aggressive Growth/SunAmerica and Growth/Janus components than do the other two Multi-Managed Seasons Portfolios. In contrast, the Multi-Managed Income/Equity and Multi-Managed Income Portfolios focus on preservation of principal or capital and therefore allocate a relatively larger percentage of their assets to the Balanced/Lord Abbett/SunAmerica and Fixed Income/Wellington Management components. The Multi-Managed Income/Equity and the Multi-Managed Income Portfolios do not allocate any percentage of their assets to the Aggressive Growth/SunAmerica component.

You should carefully review the investment goals and policies of each Multi-Managed Seasons Portfolios to understand how each Managed Component applies to an investment in any of the Multi-Managed Season Portfolios. For example, if you select a Strategy that invests heavily in the Multi-Managed Income Portfolio, you should be aware that this Portfolio distributes its assets among the Growth/Janus component, the Balanced/Lord Abbett/SunAmerica component and the Fixed Income/Wellington Management component in a ratio of 8%/8.5%/8.5%/75%, respectively. Also, if you select a Strategy that invests heavily in the Multi-Managed Income Portfolio you should be aware that this Portfolio invests three quarters of its assets in the Fixed Income/Wellington Management component. So, when reviewing the charts provided below, please keep in mind how the investment strategies and risks of each of the Managed Components applies to your investment.

31	Seasons Series Trust

Managed Components
	Aggressive Growth Component/ SunAmerica	Growth Component/ Janus	Balanced Component/ Lord Abbett/ SunAmerica	Fixed Income Component/ Wellington Management
What are the Portfolio’s/Managed Component’s principal investments?	• Equity securities, including those of lesser known or high growth companies or industries, such as technology, telecommunications, media, healthcare, energy and consumer cyclicals: -small-cap stocks	• Equity securities selected for their growth potential: -large-cap stocks -mid-cap stocks -small-cap stocks	• Equity securities:
-large-cap stocks
• Investment grade fixed income securities
• 70%/30% neutral equity/debt weighting for Multi-Managed Growth and Moderate Growth Portfolios (actual weighting may differ)
• 50%/50% neutral equity/debt weighting for Multi-Managed Income/Equity and Income Portfolios (actual weighting may differ)	• U.S. and foreign fixed income securities of varying maturities and risk/return characteristics (at least 80% investment grade securities and at least 80% U.S. dollar denominated securities)
• U.S. government securities
• Pass-through securities
• When-issued and delayed-delivery securities

What other types of investments may the Portfolio/Managed Component significantly invest in?	• Mid-cap stocks • Large-cap stocks • Short-term investments (up to 25%) • Options	• Junk bonds (up to 35%) • Short-term investments (up to 25%)	• Mid-cap stocks • Small-cap stocks (up to 20%) • Short-term investments (up to 25%) • Foreign securities (up to 25%) • ADRs/EDRs/GDRs • Emerging markets • PFICs • Junk bonds (up to 15%)	• Junk bonds (up to 20%) • Short-term investments (up to 20%) • Foreign securities (up to 20% denominated in foreign currencies; up to 100% denominated in U.S. dollars)

Seasons Series Trust	32

Managed Components
Aggressive Growth Component/ SunAmerica	Growth Component/ Janus	Balanced Component/ Lord Abbett/ SunAmerica	Fixed Income Component/ Wellington Management
What other types of investments may the Portfolio/Managed Component use as part of efficient portfolio management or to enhance return?	• Investment grade fixed income securities
• U.S. government securities
• Asset-backed and mortgage-backed securities
• Foreign securities
• ADRs/EDRs/GDRs
• Passive Foreign Investment Companies (PFICs)
• Options and futures
• Special situations	• Investment grade fixed income securities
• U.S. government securities
• Asset-backed and mortgage-backed securities
• Foreign securities
• ADRs/EDRs/GDRs
• Currency transactions
• Currency baskets
• Emerging markets
• Options and futures
• Special situations	• U.S. government securities
• Asset-backed and mortgage-backed securities
• Options and futures
• Special situations
• Currency transactions
• Currency baskets
• Exchange Traded Funds (ETFs)
• Hybrid instruments (up to 10%)
• Currency transactions
• Currency baskets
• PFICs
• Options and futures
• Special situations
• Forward foreign currency exchange contracts
• U.S. Treasury inflation protection securities
• Roll transactions
• Total return swaps (up to 10%)
• Short sales
• Forward commitments

What risks normally affect the Portfolio/Managed Component?	• Active trading
• Derivatives
• Emerging markets
• Foreign exposure
• Growth stocks
• Hedging
• Market volatility
• Non-diversified status
• Prepayment
• Securities selection
• Small and medium sized companies	• Active trading
• Credit quality
• Derivatives
• Emerging markets
• Foreign exposure
• Growth stocks
• Hedging
• Junk bonds
• Market volatility
• Non-diversified status
• Prepayment
• Securities selection
• Small and medium sized companies	• Credit quality
• Derivatives
• Emerging markets
• Foreign exposure
• Hedging
• Interest rate fluctuations
• Market volatility
• Non-diversified status
• Prepayment
• Securities selection
• Small and medium sized companies	• Active trading
• Credit quality
• Currency volatility
• Derivatives
• Emerging markets
• Foreign exposure
• Hedging
• Interest rate fluctuations
• Junk bonds
• Market volatility
• Non-diversified status
• Prepayment
• Securities selection
• Short sales risks

33	Seasons Series Trust

Seasons Portfolios
	Asset Allocation: Diversified Growth Portfolio	Stock Portfolio
What are the Portfolio’s/Managed Component’s principal investments?	• Strategic allocation of approximately 80% (with a range of 65-95%) of net assets to equity securities:
-large-cap stocks
-mid-cap stocks
-small-cap stocks
• Strategic allocation of approximately 20% (with a range of 5-35%) of assets to fixed income securities
	• Foreign securities (up to 60%)	• Common stocks (at least 80% of net assets)
What other types of investments may the Portfolio/Managed Component significantly invest in?	• Junk bonds (up to 20%) • Short-term investments (up to 20%)	• Short-term investments (up to 20%) • Foreign securities (up to 30%) • ADRs/EDRs/GDRs
What other types of investments may the Portfolio/Managed Component use as part of efficient portfolio management or to enhance return?	• Investment grade fixed income securities
• U.S. government securities
• Asset-backed and mortgage-backed securities
• Currency transactions
• Currency baskets
• Emerging markets
• PFICs
• Options and futures
• Special situations
• Hybrid instruments (up to 10%)
• ETFs
• REITs
• Mid-cap stocks
• Investment grade fixed income securities
• U.S. government securities
• Asset-backed and mortgage-backed securities
• Currency transactions
• Currency baskets
• Emerging markets
• PFICs
• REITs
• Options and futures
• Special situations
• Convertible securities and warrants
• ETFs
• Hybrid instruments (up to 10%)

What risks normally affect the Portfolio/Managed Component?	• Active trading
• Credit quality
• Derivatives
• Emerging markets
• Foreign exposure
• Growth stocks
• Hedging
• Interest rate fluctuations
• Junk bonds
• Market volatility
• Prepayment
• Securities selection
	• Small and medium sized companies	• Active trading • Derivatives • Emerging markets • Foreign exposure • Growth stocks • Hedging • Market volatility • Securities selection • Small and medium sized companies

Seasons Series Trust	34

Seasons Select Portfolios
	Large Cap Growth Portfolio	Large Cap Composite Portfolio	Large Cap Value Portfolio
What are the Portfolio’s principal investments?	• Equity securities of large companies (at least 80% of net assets) selected through a growth strategy	• Equity securities of large companies (at least 80% of net assets) that offer the potential for long-term growth of capital or dividends	• Equity securities of large companies (at least 80% of net assets) selected through a value strategy
What other types of investments may the Portfolio significantly invest in?	• Mid-cap stocks • Junk bonds (up to 20%) • Short-term investments (up to 20%) • Foreign securities • Emerging markets • ADRs/EDRs/GDRs • PFICs	• Mid-cap stocks • Junk bonds (up to 15%) • Short-term investments (up to 20%) • Foreign securities (up to 30%) • ADRs/EDRs/GDRs	• Mid-cap stocks • Short-term investments (up to 20%) • Foreign securities (up to 30%) • ADRs/EDRs/GDRs • PFICs
What other types of investments may the Portfolio use as part of efficient portfolio management or to enhance return?	• Small-cap stocks
• Investment grade fixed income securities
• U.S. government securities
• Asset-backed and mortgage-backed securities
• REITs
• Currency transactions
• Currency baskets
• Custodial receipts and trust certificates
• Options and futures
• Options on foreign currency
• Options on securities and securities indices
• Hybrid instruments (up to 10%):
– SPDRs
– iShares
• Interest rate caps, floors and collars
• Special situations
• ETFs
• Unseasoned companies	• Small-cap stocks
• Investment grade fixed income securities
• U.S. government securities
• Asset-backed and mortgage-backed securities
• PFICs
• REITs
• Currency transactions
• Currency baskets
• Emerging markets
• Options and futures
• Hybrid instruments (up to 10%)
• Interest rate swaps, mortgage swaps, caps, floors and collars
• Special situations
• Convertible securities and warrants
• ETFs	• Small-cap stocks
• Junk bonds (up to 10%)
• REITs
• Currency transactions
• Currency baskets
• Emerging markets
• Options and futures
• Hybrid instruments (up to 10%)
• Interest rate swaps, mortgage swaps, caps, floors and collars
• Convertible securities and warrants
• ETFs
• Investment grade fixed income securities
• U.S. government securities
• Asset-backed and mortgage-backed securities
• Special situations

What risks normally affect the Portfolio?	• Active trading
• Credit quality
• Derivatives
• Emerging markets
• Foreign exposure
• Growth stocks
• Hedging
• Indexing
• Interest rate fluctuations
• Junk bonds
• Market volatility
• Non-diversified status
• Prepayment
• Securities selection
• Small and medium sized companies	• Active trading
• Derivatives
• Emerging markets
• Foreign exposure
• Growth stocks
• Hedging
• Indexing
• Junk bonds
• Market volatility
• Non-diversified status
• Securities selection
• Small and medium sized companies	• Active trading
• Derivatives
• Emerging markets
• Foreign exposure
• Hedging
• Indexing
• Junk bonds
• Market volatility
• Non-diversified status
• Securities selection
• Small and medium sized companies
• Value investing

35	Seasons Series Trust

Seasons Select Portfolios
	Mid Cap Growth Portfolio	Mid Cap Value Portfolio	Small Cap Portfolio
What are the Portfolio’s principal investments?	• Equity securities of medium-sized companies (at least 80% of net assets) selected through a growth strategy	• Equity securities of medium-sized companies (at least 80% of net assets) selected through a value strategy	• Equity securities of small companies (at least 80% of net assets)
What other types of investments may the Portfolio significantly invest in?	• Large-cap stocks • Small-cap stocks • Short-term investments (up to 20%) • Foreign securities (up to 30%) • ADRs/EDRs/GDRs • PFICs	• Large-cap stocks • Small-cap stocks • Junk bonds (up to 20%) • Short-term investments (up to 20%) • Foreign securities (up to 30%) • ADRs/EDRs/GDRs • Special situations • PFICs	• Active trading • Junk bonds (up to 20%) • Short-term investments (up to 20%) • Foreign securities (up to 30%) • ADRs/EDRs/GDRs • PFICs • Options and futures
What other types of investments may the Portfolio use as part of efficient portfolio management or to enhance return?	• Investment grade fixed income securities
• U.S. government securities
• Asset-backed and mortgage-backed securities
• REITs
• Currency transactions
• Currency baskets
• Emerging markets
• Options and futures
• Hybrid instruments (up to 10%)
• Interest rate swaps, mortgage swaps, caps, floors and collars
• Convertible securities and warrants
• ETFs
• Special situations	• Investment grade fixed income securities
• U.S. government securities
• Asset-backed and mortgage-backed securities
• REITs
• Currency transactions
• Currency baskets
• Custodial receipts and trust certificates
• Emerging markets
• Options and futures
• Options on foreign currencies
• Options on securities and securities indices
• Hybrid instruments (up to 10%):
– SPDRs
– iShares
• Interest rate caps, floors and collars
• ETFs	• Large-cap stocks
• Mid-cap stocks
• Investment grade fixed income securities
• U.S. government securities
• Asset-backed and mortgage- backed securities
• REITs
• Emerging markets
• Hybrid instruments (up to 10%)
• Interest rate swaps, mortgage swaps, caps, floors and collars
• Special situations
• ETFs
• Unseasoned companies

What risks normally affect the Portfolio?	• Active trading
• Derivatives
• Emerging markets
• Foreign exposure
• Growth stocks
• Hedging
• Indexing
• Market volatility
• Non-diversified status
• Securities selection
• Small and medium sized companies
• Technology sector	• Active trading
• Credit quality
• Derivatives
• Emerging markets
• Foreign exposure
• Hedging
• Indexing
• Interest rate fluctuations
• Junk bonds
• Market volatility
• Non-diversified status
• Prepayment
• Securities selection
• Small and medium sized companies
• Value investing	• Active trading
• Credit quality
• Derivatives
• Emerging markets
• Foreign exposure
• Growth stocks
• Hedging
• Junk bonds
• Indexing
• Interest rate fluctuations
• Market volatility
• Non-diversified status
• Prepayment
• Securities selection
• Small and medium sized companies

Seasons Series Trust	36

Seasons Select Portfolios
	International Equity Portfolio	Diversified Fixed Income Portfolio	Cash Management Portfolio
What are the Portfolio’s principal investments?	• Equity securities (at least 80% of net assets) of issuers in at least three countries other than the U.S.	• Fixed income securities (at least 80% of net assets) including U.S. and foreign government securities (“Net assets” will take into account any borrowings for investment purposes)
• Mortgage-backed securities
• Investment grade fixed income securities
• Foreign securities (up to 30%)
		• Junk bonds (up to 20%)	• A diversified selection of money market instruments
What other types of investments may the Portfolio significantly invest in?	• Large-cap stocks • Mid-cap stocks • Small-cap stocks • Junk bonds (up to 20%) • Short-term investments (up to 20%) • ADRs/EDRs/GDRs • PFICs • Foreign securities • Emerging markets	• Asset-backed and mortgage-backed securities • ADRs/EDRs/GDRs • PFICs • Short-term investments (up to 20%) • ETFs	• Investment grade fixed income securities • U.S. government securities
What other types of investments may the Portfolio use as part of efficient portfolio management or to enhance return?	• Investment grade fixed income securities
• U.S. government securities
• Asset-backed and mortgage-backed securities
• REITs
• Currency transactions
• Currency baskets
• Custodial receipts and trust certificate
• Options and futures
• Options of foreign currencies
• Options on securities and securities indices
• Hybrid instruments (up to 10%):
– SPDRs
– iShares
• Interest rate caps, floors and collars
• Special situations
• ETFs
• Unseasoned companies	• Currency transactions
• Currency baskets
• Emerging markets
• Options and futures
• Hybrid instruments (up to 10%)
• Interest rate swaps, mortgage swaps, caps, floors and collars
• Special situations
• Asset-backed and mortgage-backed securities

37	Seasons Series Trust

Seasons Select Portfolios
International Equity Portfolio	Diversified Fixed Income Portfolio	Cash Management Portfolio
What risks normally affect the Portfolio?	• Active trading
• Credit quality
• Derivatives
• Emerging markets
• Foreign exposure
• Hedging
• Indexing
• Interest rate fluctuations
• Junk bonds
• Market volatility
• Non-diversified status
• Prepayment
• Securities selection	• Active trading
• Credit quality
• Derivatives
• Emerging markets
• Foreign exposure
• Hedging
• Indexing
• Interest rate fluctuations
• Junk bonds
• Market volatility
• Prepayment
	• Securities selection	• Credit quality • Interest rate fluctuations • Market volatility • Securities selection

Seasons Series Trust	38

Seasons Focused Portfolio
Focus Growth Portfolio
What are the Portfolio’s principal investments?	• Equity securities of companies of any market capitalization – common stocks – preferred stocks – convertible securities – warrants – rights
What other types of investments may the Portfolio significantly invest in?	• Junk bonds (up to 20%) • Foreign securities
What other types of investments may the Portfolio use as part of efficient portfolio management or to enhance return?	• Short-term investments (up to 20%)
• Defensive instruments
• Options and futures
• Special situations
• Currency transactions
• ETFs
• Fixed-income securities
• Hybrid instruments (up to 10%)
• REITs
• Forward foreign currency exchange contracts
What risks normally affect the Portfolio?	• Active trading
• Credit quality
• Derivatives
• Foreign exposure
• Growth stocks
• Hedging
• Interest rate fluctuations
• Junk bonds
• Market volatility
• Non-diversified status
• Securities selection
• Small and medium sized companies
• Emerging markets
• Value investing

39	Seasons Series Trust

GLOSSARY

Investment Terminology

A currency basket consists of specified amounts of currencies of certain foreign countries.

Currency transactions include the purchase and sale of currencies to facilitate the settlement of securities transactions and forward currency contracts, which are used to hedge against changes in currency exchange rates or to generate income. For example, a Portfolio may enter into foreign forward currency exchange contracts to gain exposure to a country or region.

Custodial receipts and trust certificates represent interests in securities held by a custodian or trustee. The securities so held may include U.S. government securities or other types of securities in which certain Portfolios may invest. The custodial receipts or trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party has entered into an interest rate swap or other arrangement with the custodian or trustee. For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. government or other issuer of the securities held by the custodian or trustee. If for tax purposes a Portfolio is not considered to be the owner of the underlying securities held in the custodial or trust account, the Portfolio may suffer adverse tax consequences. As a holder of custodial receipts and trust certificates, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account or trust. Certain Portfolios may also invest in separately issued interests in custodial receipts and trust certificates.

Defensive instruments include high quality fixed income securities, repurchase agreements and other money market instruments. A Portfolio will make temporary defensive investments in response to adverse market, economic, political or other conditions. When a Portfolio takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, a Portfolio may not achieve its investment goal.

Equity securities, such as common stocks, represent shares of equity ownership in a corporation. Common stocks may or may not receive dividend payments. Certain securities have common stock characteristics, including certain convertible securities such as convertible preferred stock, convertible bonds, warrants and rights, and may be classified as equity securities. Investments in equity securities and securities with equity characteristics include:

•	Convertible securities are securities (such as bonds or preferred stocks) that may be converted into common stock of the same or a different company.

•	Market capitalization ranges. Companies are determined to be large-cap companies, mid-cap companies, or small-cap companies based upon the total market value of the outstanding securities of the company at the time of purchase. Large-Cap companies will generally include companies whose market capitalizations, at the time of purchase, are equal to or greater than the smallest company in the Russell 1000® Index during the most recent 12-month period. During the 12-month period ending May 31, 2007, the smallest company in the Russell 1000® Index during the most recent 12-months had a market-cap of $1.26 billion. Mid-Cap companies will generally include companies whose market capitalizations, at time of purchase, range from the smallest company included in the Russell Midcap® Index to the largest company in the Russell Midcap® Index during the most recent 12-month period. During the 12-month period ending May 31, 2007, the smallest company in the Russell Midcap® Index had a market-cap of $1.26 billion and the largest company in the Russell Midcap® Index had a market-cap of $30.0 billion. The Mid Cap Growth Portfolio will consider mid-cap companies as those companies that fall within the capitalization range of either the Russell Midcap® Index or the S&P MidCap 400® Index. Small-Cap companies will generally include companies whose market capitalizations, at time of purchase, are equal to or less than the largest company in the Russell 2000® Index during the most recent 12-month period. During the 12-month period ending May 31, 2007, the largest company in the Russell 2000® index had a market-cap of $4.85 billion.

Seasons Series Trust	40

Due to fluctuations in market conditions, there may be some overlap among capitalization categories. The market capitalization of companies within any Portfolio’s investments may change over time; however, a Portfolio will not sell a stock just because a company has grown to a market capitalization outside the appropriate range. The Portfolios may, on occasion, purchase companies with a market capitalization above or below the range.

•	Warrants are rights to buy common stock of a company at a specified price during the life of the warrant.

•	Rights represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public.

Exchange Traded Funds (ETFs) are a type of investment company bought and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market index. The risk of owning an ETF reflects the risk of owning securities in the underlying index it is designed to track. Lack of liquidity in an ETF results in it being more volatile. In addition, as an investment company ETFs are subject to fees and expenses.

Fixed income securities are broadly classified as securities that provide for periodic payment, typically interest or dividend payments, to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others do not provide for repayment of a principal amount. The issuer of a senior fixed income security is obligated to make payments on this security ahead of other payments to security holders. Investments in fixed income securities include:

•	U.S. government securities are issued or guaranteed by the U.S. government, its agencies and instrumentalities. Some U.S. government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer’s right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

•	An investment grade fixed income security is rated in one of the top four rating categories by a debt rating agency (or is considered of comparable quality by the Manager).

•	A junk bond is a high yield, high risk bond that does not meet the credit quality standards of an investment grade security.

•	Pass-through securities involve various debt obligations that are backed by a pool of mortgages or other assets. Principal and interest payments made on the underlying asset pools are typically passed through to investors. Types of pass-through securities include mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities, and asset-backed securities.

•	Preferred stocks receive dividends at a specified rate and have preference over common stock in the payment of dividends and the liquidation of assets.

Foreign securities are issued by companies located outside of the United States, including emerging markets. Foreign securities may include foreign corporate and government bonds, foreign equity securities, foreign investment companies, passive foreign investment companies (PFICs), American Depositary Receipts (ADRs) or other similar securities that represent interests in foreign equity securities, such as European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). Certain companies based outside the United States may not be considered foreign securities if their operations are linked primarily to the United States. In general, the Manager may not consider ADRs and securities of companies domiciled outside the U.S. but whose principal trading market is in the U.S. to be foreign securities. An emerging market country is generally one with a low or middle income economy or that is in the early stages of its industrialization cycle. For fixed income investments, an emerging market includes those where the sovereign credit rating is below

41	Seasons Series Trust

investment grade. Emerging market countries may change over time depending on market and economic conditions and the list of emerging market countries may vary by Manager.

Forward commitments are contracts to purchase or sell securities at a fixed price with delivery and cash settlement to occur at a future date beyond normal settlement time. At the time that a Portfolio enters into a forward commitment to sell a security, the Portfolio may not hold that security. A Portfolio may also dispose of or renegotiate a commitment prior to settlement. At settlement, the value of the securities may be more or less than the purchase price.

Forward foreign currency exchange contracts involve bilateral obligations of one party to purchase, and another party to sell, a specific currency at a future date (which may be any fixed number of days from the date the contract is entered into). These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

Hybrid instruments, such as indexed (i.e., Standard and Poor’s Depositary Receipts (SPDRs) and iSharesSM) and structured securities and other ETFs, can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an investment could be zero.

Interest rate swaps, mortgage swaps, caps, floors and collars. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates. Mortgage swaps are similar to interest-rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, upon which the value of interest payments is based, is tied to a reference pool or pools of mortgages.

Options and futures are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets, currencies or a market or economic index. An option gives its owner the right, but not the obligation, to buy (“call”) or sell (“put”) a specified amount of a security, or other asset or currency, at a specified price within a specified time period. Certain Portfolios may purchase listed options on various indices. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial instrument, index, etc. at a specified future date and price. Certain Portfolios may sell covered call and put options and purchase put and call options on any securities in which the Portfolios may invest or on any securities index consisting of securities in which it may invest. A Portfolio may also, to the extent consistent with its investment policies, purchase and sell put and call options on foreign currencies.

REITs (real estate investment trusts) are trusts that invest primarily in commercial real estate or real estate related loans. The value of an interest in a REIT may be affected by the value and the cash flows of the properties owned or the quality of the mortgages held by the trust.

Roll transactions involve the sale of mortgage or other asset-backed securities with the commitment to purchase substantially similar (same type, coupon, maturity) but not identical securities on a specified future date.

Short sales involve the selling of a security which the Portfolio does not own in anticipation of a decline in the market value of the security. In such transactions, the Portfolio borrows the security for delivery to the buyer and must eventually replace the borrowed security for return to the lender. The Portfolio bears the risk that the price at the time of replacement may be greater than the price at which the security was sold. A short sale is “against the box” to the extent that a Portfolio contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short.

Seasons Series Trust	42

Short-term investments include money market securities such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers’ acceptances and certificates of deposit. These securities provide a Portfolio with sufficient liquidity to meet redemptions and cover expenses.

A special situation arises when, in the opinion of the Manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

Total return swaps are contracts under which one party agrees to make payments of the total return from the underlying asset during the specified period.

Unseasoned companies are companies that have operated less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with established operating records.

U.S. Treasury inflation protection securities are issued by the United States Department of Treasury with a nominal return linked to the inflation rate in prices. The index used to measure inflation is the non-seasonally adjusted U.S. City Average All Items Consumer Price Index for All Urban Consumers. The value of the principal is adjusted for inflation, and pays interest every six months. The interest payment is equal to a fixed percentage of the inflation-adjusted value of the principal. The final payment of principal of the security will not be less than the original par amount of the security at issuance.

When-issued and delayed delivery transactions call for the purchase or sale of securities at an agreed upon price on a specified future date. At the time of delivery of the security, the value may be more or less than the purchase price.

About the Indices

•	The JP Morgan Developed Market High Yield Index is designed to mirror the investable universe of the US dollar developed high yield corporate debt market, including domestic and international issues. International issues are comprised of only developed market issues.

•	Lehman Brothers U.S. Aggregate Index combines several Lehman Brothers fixed-income indices to give a broad view of the performance of the U.S. fixed income market.

•	The Merrill Lynch High Yield Master II Index tracks the performance of below investment grade U.S. dollar-denominated corporate bonds publicly traded in the U.S. domestic market.

•	The Morgan Stanley Capital International (MSCI) EAFE Index (Europe, Australasia, Far East) is a free floating-adjusted market capitalization index that is designed to measure developed market equity performance. The index is comprised of securities from 21 developed markets, excluding U.S. and Canada.

•	The Morgan Stanley Capital International (MSCI) Emerging Markets Free Indexsm measures the performance of companies representative of the market structure of 26 emerging market countries in Europe, Latin America, and the Pacific basin. The MSCI Emerging Markets Free Indexsm excludes closed markets and those share in otherwise free markets with are not purchasable by foreigners.

•	The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.

•	Russell 2000® Index is an unmanaged index of common stock prices that measures the performance of the 2,000 smallest companies in the Russell 3000® Index and is widely recognized as representative of small-cap growth stocks.

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•	The Russell 3000® Index measures the performance of the 3,000 largest U.S. Companies based on total market capitalization, which represents approximately 98% of the investable U.S.-equity market.

•	Russell 3000® Growth Index measures the performance of those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in the index are also members of the Russell 1000® Growth or the Russell 2000® Growth indexes.

•	Russell Midcap® Growth Index is an unmanaged index of common stock prices that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index.

•	Russell Midcap® Value Index is an unmanaged index of common stock prices that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000® Value Index.

•	S&P 500® Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is also an unmanaged market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value. The “500” is one of the most widely used benchmarks of U.S. equity performance.

Certain Portfolios invest in either the growth or value “subset” of an index. These subsets are created by splitting an index according to “book-to-price” ratio (that is, the difference between an issuer’s “book value” and its market capitalization). The value subset of an index contains securities of issuers with lower book-to-price ratios, while a growth subset contains those of issuers with higher book-to-price ratios. The S&P 500®/Citigroup Growth and Value Indexes are constructed measuring growth and value characteristics of the constituents of the S&P 500® Index across seven factors including: earnings-per-share growth rate, sales-per-share growth rate, internal growth rate, book-to-price ratio, cash flow-to-price ratio, sales-to-price ratio and dividend yield. The value index is comprised of stocks identified as pure value, plus a portion of the market capitalization of stocks that are neither classified as pure growth nor pure value. The growth index is comprised of stocks identified as pure growth, plus a portion of the market capitalization of stocks that are neither classified as pure growth nor pure value. Each company in the index is assigned to either the value or growth index so that the two style indices “add up” to the full index. Like the full S&P indexes, the value and growth indexes are unmanaged and market capitalization-weighted, meaning that each stock is weighted in proportion to its market value. Investors cannot invest directly in the indexes.

Risk Terminology

Active trading:  A strategy used whereby the Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Portfolio. In addition, because a Portfolio may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. During periods of increased market volatility, active trading may be more pronounced. In the “Financial Highlights” section we provide each Portfolio’s portfolio turnover rate for each fiscal year in the past five years or since inception.

Credit quality:  The creditworthiness of the issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. This type of issuer will typically issue junk bonds. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.

Currency volatility:  The value of a Portfolio’s foreign investments may fluctuate due to changes in currency rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of a Portfolio’s non-U.S. dollar denominated securities.

Derivatives:  A derivative is any financial instrument whose value is based on, and determined by, another security, currency, index or benchmark (e.g., stock options, futures, caps, floors, etc.). In recent years, derivative securities have become increasingly important in the field of finance. Futures and options are now

Seasons Series Trust	44

actively traded on many different exchanges. Forward contracts, swaps, and many different types of options are regularly traded outside of exchanges by financial institutions in what are termed “over the counter” markets. Other more specialized derivative securities often form part of a bond or stock issue. To the extent a contract is used to hedge another position in the portfolio, the Portfolio will be exposed to the risks associated with hedging as described in this glossary. To the extent a forward, option or futures contract is used to enhance return, rather than as a hedge, a Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.

Foreign exposure:  Investors in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as in the U.S. Foreign investments will also be affected by local, political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when an issuer is in an emerging market. Historically, the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

Growth stocks:  Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market may reward growth stocks with price increases when expectations are met or exceeded.

Hedging:  Hedging is a strategy in which a Portfolio uses a derivative security to reduce certain risk characteristics of an underlying security or portfolio of securities. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the derivative will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.

Indexing:  The passively managed index portion of each Multi-Managed Seasons Select Portfolio will not sell securities in its portfolio and buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, you may suffer losses that you would not experience with an actively managed mutual fund.

Interest rate fluctuations:  The volatility of fixed income securities is due principally to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates. As interest rates rise, the value of such securities typically falls, and as interest rates fall, the value of such securities typically rise. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

Inverse Floaters are leveraged inverse floating rate debt instruments. The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. Certain inverse floaters may be deemed to be illiquid securities for purposes of a Portfolio’s limitation on investments in such securities.

Junk Bonds:  A significant investment in junk bonds is considered speculative. Junk bonds carry a substantial risk of default or changes in the issuer’s creditworthiness, or they may already be in default.

Market volatility:  The stock and/or bond markets as a whole could go up or down (sometimes dramatically). This could affect the value of the securities in a Portfolio’s portfolio.

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Non-diversified status:  Portfolios registered as “non-diversified” investment companies can invest a larger portion of their assets in the stock of a single company than can diversified investment companies, and thus they can concentrate in a smaller number of securities. A non-diversified investment company’s risk may increase because the effect of each security on the Portfolio’s performance is greater.

Prepayment:  Prepayment risk is the possibility that the principal of the loans underlying mortgage-backed or other pass-through securities may be prepaid at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. As a result of prepayments, in periods of declining interest rates a Portfolio may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by a Portfolio may exhibit price characteristics of longer-term debt securities.

Securities selection:  A strategy used by a Portfolio, or securities selected by its portfolio manager, may fail to produce the intended return.

Short sale risks:  Short sales by a Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.

Small and medium sized companies:  Companies with smaller market capitalizations tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements. Securities of medium sized companies are also usually more volatile and entail greater risks than securities of large companies.

Technology sector:  The industries in which technology companies may be found can be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants, worldwide scientific and technological developments and changes in governmental regulation and policies. There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the price of securities in this sector have tended to be volatile. A Portfolio that invests primarily in technology-related issuers, bears an additional risk that economic events may affect a substantial portion of the Portfolio’s investments. In addition, at times, equity securities of technology-related issuers may underperform relative to other sectors. The technology sector includes companies from various industries, including computer hardware, software, semiconductors, telecommunications, electronics, aerospace and defense, health care equipment, and biotechnology, among others.

Value investing:  When investing in securities which are believed to be undervalued in the market, there is a risk that the market may not recognize a security’s intrinsic value for a long period of time, or that a stock judged to be undervalued may actually be appropriately priced.

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MANAGEMENT

Investment Adviser and Manager

AIG SunAmerica Asset Management Corp. SunAmerica serves as investment adviser and manager for all the Portfolios of the Trust. SunAmerica selects the Subadvisers for the Portfolios, manages the investments for certain Portfolios or portions of Portfolios, provides various administrative services and supervises the daily business affairs of each Portfolio.

SunAmerica, located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311, was organized in 1982 as a corporation under the laws of the State of Delaware, and managed, advised or administered assets in excess of $53.2 billion as of March 31, 2007. SunAmerica is an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). SunAmerica is engaged in providing investment advice and management services to the Trust, other mutual funds and pension funds. In addition to serving as adviser to the Trust, SunAmerica serves as adviser, manager and/or administrator for AIG Series Trust, Anchor Series Trust, SunAmerica Focused Series, Inc., SunAmerica Equity Funds, SunAmerica Focused Alpha Growth Fund, Inc., SunAmerica Focused Alpha Large Cap Fund, Inc., SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Series Trust, SunAmerica Senior Floating Rate Fund, Inc., VALIC Company I and VALIC Company II.

In addition to serving as the investment adviser and manager to the Trust and each Portfolio and supervising activities of the other Subadvisers, SunAmerica manages the Aggressive Growth/SunAmerica and the fixed income portion of the Balanced/Lord Abbett/SunAmerica components of the Multi-Managed Seasons Portfolios, and portions of the Large Cap Composite, Small Cap, Diversified Fixed Income and Focus Growth Portfolios.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory contract of each Portfolio is available in the annual or semi-annual shareholder reports.

For the fiscal year ended March 31, 2007 each Portfolio paid SunAmerica a fee equal to the following percentage of average daily net assets:

Portfolio	Fee

Multi-Managed Growth Portfolio	0.89%
Multi-Managed Moderate Growth Portfolio	0.85%
Multi-Managed Income/Equity Portfolio	0.81%
Multi-Managed Income Portfolio	0.77%
Asset Allocation: Diversified Growth Portfolio	0.83%
Stock Portfolio	0.84%
Large Cap Growth Portfolio	0.80%
Large Cap Composite Portfolio	0.80%
Large Cap Value Portfolio	0.79%
Mid Cap Growth Portfolio	0.85%
Mid Cap Value Portfolio	0.85%
Small Cap Portfolio	0.85%
International Equity Portfolio	0.94%
Diversified Fixed Income Portfolio	0.70%
Cash Management Portfolio	0.45%
Focus Growth Portfolio	1.00%

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SunAmerica compensates the Subadvisers out of the fees that it receives from the Portfolios. SunAmerica may terminate any agreement with a Subadviser without shareholder approval. Moreover, SunAmerica has received an exemptive order from the Securities and Exchange Commission (“SEC”) that permits SunAmerica, subject to certain conditions, to enter into agreements relating to the Trust with Subadvisers that have no affiliation with SunAmerica (“unaffiliated Subadvisers”) approved by the Board of Trustees without obtaining shareholder approval. The exemptive order also permits SunAmerica, subject to the approval of the Board but without shareholder approval, to employ new Subadvisers for new or existing Portfolios, change the terms of particular agreements with unaffiliated Subadvisers or continue the employment of existing Subadvisers after events that would otherwise cause an automatic termination of a Subadviser agreement. Shareholders of a Portfolio have the right to terminate an agreement with a Subadviser for that Portfolio at any time by a vote of the majority of the outstanding voting securities of such Portfolio. Shareholders will be notified of any Subadviser changes. The order also permits the Trust to disclose to shareholders the Subadviser fees only in the aggregate for each Portfolio. Each of the Subadvisers, except for AIGGIC, is unaffiliated with SunAmerica and discharges its responsibilities subject to the policies of the Trustees and the oversight and supervision of SunAmerica, which pays the Subadvisers fees. These fees do not increase Portfolio expenses.

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Portfolio Management

The management of each Portfolio and Managed Component is summarized in the following tables.

Seasons Portfolios
Portfolio	Portfolio management allocated among the following managers
Multi-Managed Growth Portfolio
• Janus
(through Growth/Janus component)
• Lord Abbett
(through Balanced/Lord Abbett/SunAmerica component)
• SunAmerica
(through Aggressive Growth/SunAmerica component and Balanced/Lord Abbett/SunAmerica component)
• Wellington Management
(through Fixed Income/Wellington Management component)

Multi-Managed Moderate Growth Portfolio
• Janus
(through Growth/Janus component)
• Lord Abbett
(through Balanced/Lord Abbett/SunAmerica component)
• SunAmerica
(through Aggressive Growth/SunAmerica component and Balanced/Lord Abbett/SunAmerica component)
• Wellington Management
(through Fixed Income/Wellington Management component)

Multi-Managed Income/Equity Portfolio
• Janus
(through Growth/Janus component)
• Lord Abbett
(through Balanced/Lord Abbett/SunAmerica component)
• SunAmerica
(through Balanced/Lord Abbett/SunAmerica component)
• Wellington Management
(through Fixed Income/Wellington Management component)

Multi-Managed Income Portfolio
• Janus
(through Growth/Janus component)
• Lord Abbett
(through Balanced/Lord Abbett/SunAmerica component)
• SunAmerica
(through Balanced/Lord Abbett/SunAmerica component)
• Wellington Management
(through Fixed Income/Wellington Management component)

Asset Allocation: Diversified Growth Portfolio	• Putnam
Stock Portfolio	• T. Rowe Price

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Seasons Select Portfolios
Portfolio	Portfolio management allocated among the following managers
Large Cap Growth Portfolio	• AIGGIC • GSAM • Janus
Large Cap Composite Portfolio	• AIGGIC • SunAmerica • T. Rowe Price
Large Cap Value Portfolio	• AIGGIC • T. Rowe Price • Wellington Management
Mid Cap Growth Portfolio	• AIGGIC • T. Rowe Price • Wellington Management
Mid Cap Value Portfolio	• AIGGIC • GSAM • Lord Abbett
Small Cap Portfolio	• AIGGIC • ClearBridge • SunAmerica
International Equity Portfolio	• AIGGIC • GSAM-International • Lord Abbett
Diversified Fixed Income Portfolio	• AIGGIC • SunAmerica • Wellington Management
Cash Management Portfolio	• CMA

Seasons Focused Portfolio
Portfolio	Portfolio management allocated among the following managers
Focus Growth Portfolio	• SunAmerica • Janus • Marsico

The Statement of Additional Information provides information regarding the portfolio managers listed below, including other accounts they manage, their ownership interest in the Portfolio(s) that they serve as portfolio manager, and the structure and method used by the Adviser/Subadviser to determine their compensation.

SunAmerica is responsible for making the day-to-day investment decisions for the Aggressive Growth component and a portion of the Balanced component of the Multi-Managed Growth Portfolio, Multi-Managed Moderate Growth Portfolio, Multi-Managed Income/Equity Portfolio and Multi-Managed Income Portfolio, and for a component of each of the Large Cap Composite Portfolio, Small Cap Portfolio, Diversified Fixed Income Portfolio and Focus Growth Portfolio.

The Aggressive Growth component of the Multi-Managed Portfolios and Small Cap Portfolio are managed by Jay Rushin. Mr. Rushin joined SunAmerica in December 2005 and is currently a Senior Vice President and

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Portfolio Manager. Mr. Rushin has over ten years experience in the investment industry, focusing the past eight years on the small-cap and mid-cap growth segments of the market. Prior to joining SunAmerica, he was a lead portfolio manager at AIM Management Group, where he was responsible for a small-cap and mid-cap growth team, and its respective portfolios from 1998 to 2005.

The fixed income portion of the Balanced component of the Multi-Managed Portfolios is managed by a team including Bryan Petermann, John Yovanovic, Tim Lindvall, CFA, Raphael Davis and Robert Vanden Assem, CFA. Each member of the team has portfolio management responsibilities with both SunAmerica and AIGGIC. AIGGIC is an indirect wholly-owned subsidiary of AIG and is part of AIG Investments (“AIGI”), formerly, AIG Global Investment Group. Mr. Petermann is Managing Director and Head of High Yield Portfolio Management for AIGI. Mr. Petermann joined AIGI as a research analyst with the acquisition of American General Investment Management, L.P. (“AGIM”) in 2001. He became a Portfolio Manager of high yield bonds for AIGI in October 2003. Mr. Yovanovic is Managing Director and Portfolio Manager for AIGI. Mr. Yovanovic joined AIGI with the acquisition of AGIM in 2001. He became a Portfolio Manager of high yield bonds for AIGI in September 2005. Previously, he was a senior high yield trader and research analyst. While in investment research, he served as the energy/utilities group head. Mr. Lindvall is Vice President and Portfolio Manager for AIGI. Mr. Lindvall joined AIGI in 2002 and became a Portfolio Manager in 2007. Prior to becoming a Portfolio Manager, he was a research analyst responsible for the exploration and production, oil field services, refining, pipeline, and electric sectors. Mr. Davis is Managing Director of Structured Products for AIGI. Mr. Davis is responsible for trading and portfolio management of AIG’s $17 billion agency MBS passthrough and CMO portfolios. Mr. Davis joined AIGI with the acquisition of AGIM in August 2001. During his seven years at AGIM, Mr. Davis was responsible for the trading and management of AGIM’s MBS, asset-backed securities, and money-market portfolios. Mr. Vanden Assem is Managing Director and Senior Portfolio Manager of High Grade Fixed Income for AIGI. Mr. Vanden Assem joined AIGI in 2001 and is responsible for the portfolio management of AIGI’s high grade total rate of return portfolios, long/short portfolios and affiliated accounts.

The Large Cap Composite Portfolio is managed by Steven A. Neimeth. Mr. Neimeth, Senior Vice President and Portfolio Manager, joined SunAmerica as a portfolio manager in April 2004. From 2002 until he joined SunAmerica, Mr. Neimeth was a portfolio manager of the Neuberger Berman Large-Cap Value Fund. Between 1997 and 2002, Mr. Neimeth was a portfolio manager and research analyst at Bear Stearns Asset Management.

The Diversified Fixed Income Portfolio is managed by Michael Cheah, CFA. Mr. Cheah, Vice President and Portfolio Manager, joined SunAmerica in July 1999 as a portfolio manager responsible for all investment grade fixed income portfolios.

The Focus Growth Portfolio is managed by Gregory S. Parker. Mr. Parker, Director of Equity Research and Portfolio Manager, joined SunAmerica in February 2004, as Vice President and Senior Research Analyst covering the industrial sector (capital goods and transportation). Prior to joining SunAmerica, Mr. Parker was managing director and senior equity analyst at Harbert Management Corporation. Prior to that he held several positions at Schroder Investment Management, most recently, as the head of global industrial research, portfolio manager and senior research analyst.

Information about the Subadvisers

The investment manager(s) and/or management team(s) that have joint and primary responsibility for the day-to-day management of the Portfolios are set forth below. Unless otherwise noted, a management team’s members share responsibility in making investment decisions on behalf of a Portfolio and no team member is limited in his/her role with respect to the management team.

SunAmerica compensates the various Subadvisers out of advisory fees that it receives form the respective Portfolios. SunAmerica may terminate any agreement with a Subadviser without shareholder approval.

Large Cap Composite Portfolio
Large Cap Growth Portfolio
Large Cap Value Portfolio
Mid Cap Growth Portfolio
Mid Cap Value Portfolio

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Small Cap Portfolio
International Equity Portfolio
Diversified Fixed Income Portfolio

AIG Global Investment Corp. (AIGGIC), a New Jersey corporation, is an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”) and is a part of AIGI. AIGI comprises a group of international companies (including AIGGIC), which provide investment advice and market asset management products and services to clients around the world. As of March 31, 2007, AIGI managed approximately $687.5 billion, of which approximately $578.6 billion relates to AIG affiliates and $108.9 billion relates to client assets. These figures do not include assets sub-advised to third-party managers. AIGGIC is located at 70 Pine Street, New York, New York 10270.

The Large Cap Composite Portfolio, Large Cap Growth Portfolio, Large Cap Value Portfolio, Mid Cap Growth Portfolio, Small Cap Portfolio, International Equity Portfolio and Diversified Fixed Income Portfolio are managed by James O. Kurtz, John P. Toohey, Timothy Campion and Steve Skalicky. Mr. Kurtz, Vice President and Portfolio Manager, joined AIGI with the acquisition of AGIM in 2001. As a Senior Portfolio Manager, Mr. Kurtz is responsible for the management and trading of the wide variety of domestic and international equity index funds managed by AIGI. In addition, Mr. Kurtz and his team provide equity derivative and passive trading support for AIGI’s traditional and enhanced equity products. Prior to AIGI, Mr. Kurtz worked at Sears Investment Management Co. (“SIMCO”), the retirement fund management subsidiary of Sears, Roebuck and Co. from 1978 to 2000, most recently as Manager of Passive Equity Investments. At SIMCO, he managed the equity trading function and established and managed the firm’s indexing and derivative capabilities. Mr. Toohey, Managing Director, is responsible for overseeing the asset allocation and investments supporting AIG pension plans worldwide. From December 2000 to November 2003, he was Vice President of AIGI Global Risk Management. In this capacity, he was responsible for quantitative analysis relating to the AIG insurance company investment portfolios. Mr. Toohey joined AIGI in 2000. Mr. Toohey also sits on the AIG Derivative Committee, which oversees firm wide derivatives transactions and structure financial products. Mr. Campion, Vice President and Portfolio Manager, joined AIGI in 1999. He is a Portfolio Manager responsible for enhanced index products. Mr. Skalicky, Research Analyst, Assistant Trader, US. Equities and Portfolio Manager, joined AIGI in 2003. Prior to joining AIGI, he worked in Equities at UBS. Mr. Skalicky is currently a Level 1 Charted Financial Analyst candidate.

Small Cap Portfolio

ClearBridge Advisors, LLC (ClearBridge), located at 399 Park Avenue, New York, New York 10022, is a wholly owned subsidiary of Legg Mason, Inc. (Legg Mason). Legg Mason, whose principal address is 100 Light Street, Baltimore, Maryland 21202, is a financial services holding company. As of March 31, 2007, ClearBridge had approximately $111.4 billion in assets under management.

The Small Cap Portfolio is managed by Peter J. Hable. Mr. Hable is a Managing Director at ClearBridge and has been with the firm (or its predecessors) since 1983.

Cash Management Portfolio

Columbia Management Advisors, LLC (CMA) is located at 100 Federal Street, Boston, Massachusetts 02110. CMA is dedicated to providing responsible investment management and superior service and manages money for corporations, endowments and foundations, public funds/municipalities and individuals. As of March 31, 2007, CMA had over $347.4 billion in assets under management.

The Cash Management Portfolio is managed by Patrick Graham. Mr. Graham joined CMA as a Director and Senior Fixed Income Portfolio Manager in October 2004. Prior to joining CMA, Mr. Graham was a Senior Money Market Portfolio Manager at Bank One Investment Advisors Corp., (1996-2004).

Large Cap Growth Portfolio
Mid Cap Value Portfolio

Goldman Sachs Asset Management, L.P. (GSAM) is located at 32 Old Slip, New York, New York 10005. GSAM registered as an investment adviser in 1990. GSAM is one of the leading global investment managers, serving a wide range of clients including pension funds, foundations, insurance companies and individual

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investors. As of March 31, 2007, GSAM, along with other units of the Investment Management Division of Goldman Sachs & Co. (“Goldman Sachs”), had approximately $660.8 billion in assets under management.

The Large Cap Growth Portfolio is managed by Steven M. Barry, Gregory H. Ekizian and David G. Shell. Mr. Barry, Managing Director, Chief Investment Officer and Senior Portfolio Manager, joined GSAM as a portfolio manager in 1999. Mr. Ekizian, Managing Director, Chief Investment Officer and Senior Portfolio Manager, joined GSAM as Portfolio Manager and Co-Chair of the Growth Investment Committee in 1997. Mr. Shell, Managing Director, Chief Investment Officer and Senior Portfolio Manager, joined GSAM as a manager in 1997.

The Mid Cap Value Portfolio is managed by Andrew Braun, Dolores Bamford, CFA, Sean Gallagher, Lisa Parisi, CFA, and Eileen Rominger. Mr. Braun, Managing Director and Portfolio Manager, joined GSAM as a mutual fund product development analyst in July 1993. From January 1997 to April 2001, he was a research analyst on the Value team and became a portfolio manager in May 2001. Mr. Braun has 16 years of industry experience. Ms. Bamford, Managing Director and Portfolio Manager, joined GSAM as a portfolio manager for the Value team in April 2002. Prior to that, she was a portfolio manager at Putnam Investments for various products since 1991. Ms. Bamford has 18 years of industry experience. Mr. Gallagher, Managing Director and Portfolio Manager, joined GSAM as a research analyst in May 2000. He became a portfolio manager in December 2001. From October 1993 to May 2000, he was a research analyst at Merrill Lynch Asset Management. Mr. Gallagher has 14 years of industry experience. Ms. Parisi, Managing Director and Portfolio Manager, joined GSAM as a portfolio manager in August 2001. From December 2000 to August 2001, she was a portfolio manager at John A. Levin & Co. From March 1995 to December 2000, she was a portfolio manager and managing director at Valenzuela Capital. Ms. Parisi has 22 years of industry experience. Ms. Rominger, Managing Director, Chief Investment Officer and Senior Portfolio Manager, joined GSAM as a portfolio manager and Chief Investment Officer of the Value Equity team in 1999. Ms. Rominger has 27 years of industry experience.

International Equity Portfolio

Goldman Sachs Asset Management International (GSAM-International) is a business unit of Goldman Sachs, and is located at Christchurch Court 10-15 Newgate Street, London EC1A 7HD. GSAM-International has been a member of the Investment Management Regulatory Organization Limited, a United Kingdom self-regulatory organization, since 1990 and a registered investment adviser since 1991. As of March 31, 2007, GSAM-International, along with other units of Goldman Sachs, had approximately $660.8 billion in assets under management.

The International Equity Portfolio is managed by Mark Beveridge, CFA, William Howard, CFA, Michael Stanes and Nuno Fernandes, CFA. Mr. Beveridge joined GSAM-International as Managing Director, Chief Investment Officer, non-U.S. Active Equity and Co-Chief Investment Officer of its UK/European Equity business in December 2004. From 1985 to 2004, Mr. Beveridge was with Franklin Templeton where he was Executive Vice President and Senior Portfolio Manager for non-U.S. portfolios. Mr. Howard joined GSAM-International in January 2005 as a Senior Portfolio Manager and now serves as Managing Director, Portfolio Manager, Global/International Equity Director of Research, non-US Active Equity. From 1993 to 2004, Mr. Howard worked at Franklin Templeton where he was a senior portfolio manager managing non-U.S. portfolios. Mr. Stanes joined GSAM-International as a portfolio manager in November 2002 and currently serves as Executive Director and Senior Portfolio Manager. From 1986 to 2001, he worked at Mercury Asset Management where he managed U.K. equity portfolios in London, Japanese equity portfolios in Tokyo and, most recently, U.S. and global equity portfolios in the U.S. Mr. Fernandes joined GSAM-International as a Senior Portfolio Manager research analyst on the Global Emerging Markets Equity team in April 1998. He was named a senior portfolio manager in April 1999. He currently serves as Executive Director and Senior Portfolio Manager.

53	Seasons Series Trust

Multi-Managed Growth Portfolio
Multi Managed Moderate Growth Portfolio
Multi-Managed Income/Equity Portfolio
Multi-Managed Income Portfolio
Large Cap Growth Portfolio
Focus Growth Portfolio

Janus Capital Management LLC (Janus) is a Delaware limited liability company with principal offices at 151 Detroit Street, Denver, Colorado 80206. Janus serves as investment adviser or subadviser to other mutual funds and individual, corporate, charitable and retirement accounts. As of March 31, 2007, Janus’ parent company, Janus Capital Group Inc., had approximately $176.2 billion in assets under management.

The Growth/Janus component of the Multi Managed Portfolios, Large Cap Growth Portfolio and Focus Growth Portfolio are managed by Scott W. Schoelzel. Mr. Schoelzel, Vice President and Portfolio Manager, has been a portfolio manager with Janus since joining the firm in 1994. He has managed the Janus Twenty Fund since August 1997 and the Janus Aspen Capital Appreciation Portfolio and the Janus Adviser Forty Fund (formerly, Janus Adviser Capital Appreciation Fund) since their inception. He also manages separate accounts and commingled portfolios in the Concentrated Aggressive Growth discipline.

Multi-Managed Growth Portfolio
Multi Managed Moderate Growth Portfolio
Multi-Managed Income/Equity Portfolio
Multi-Managed Income Portfolio
Mid Cap Value Portfolio
International Equity Portfolio

Lord, Abbett & Co. LLC. (Lord Abbett) is located at 90 Hudson Street, Jersey City, New Jersey 07302, and has been an investment manager since 1929. Lord Abbett provides similar services to 55 mutual fund portfolios having various investment objectives and also advises other investment clients. As of March 31, 2007, Lord Abbett had approximately $113 billion in assets under management.

The equity sleeve of the Balanced component of the Multi-Managed Portfolios is managed by Daniel H. Frascarelli and Paul J. Volovich. Mr. Frascarelli, Partner and Director of Large Cap Core Equity, joined Lord Abbett in 1990, is a holder of a Chartered Financial Analyst designation, and has been in the investment business since 1983. Mr. Frascarelli heads the Balanced component/Lord Abbett team. Mr. Volovich, Portfolio Manager-Large Cap Core Equity, joined Lord Abbett in 1997 and is a holder of a Chartered Financial Analyst designation and has been in the investment business since 1995. Mr. Volovich is the other senior member of the Balanced component/Lord Abbett team.

The Mid Cap Value Portfolio is managed by Edward K. von der Linde and Howard E. Hansen. Mr. von der Linde heads the team. Mr. von der Linde, Partner at Lord Abbett, Investment Manager and Investment Team Leader, has been portfolio manager with Lord Abbett since 1988. Mr. Hansen, Partner at Lord Abbett, Investment Manager and Senior Investment Team Member, joined Lord Abbett in 1995.

The International Equity Portfolio is managed by Harold E. Sharon and Vincent J. McBride. Mr. Sharon and Mr. McBride head the team. Mr. Sharon, Director, International Core Equity Management, and Investment Team Leader, joined Lord Abbett in 2003. From 2001 to 2003, he worked as a consultant for various financial and venture capital companies. Prior thereto, Mr. Sharon served as a Managing Director of Warburg Pincus Asset Management and Credit Suisse Asset Management. Mr. McBride, Senior Investment Manager, International Core Equity Management, joined Lord Abbett in 2003 from Warburg Pincus Asset Management and Credit Suisse Asset Management, where he served as Managing Director.

Focus Growth Portfolio

Marsico Capital Management, LLC. (Marsico) is a Delaware limited liability company located at 1200 17th Street, Suite 1600, Denver, Colorado 80202. Marsico provides investment management services to various mutual funds, institutional accounts and private accounts. As of March 31, 2007, Marsico had approximately $87.97 billion in assets under management.

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A sleeve of the Focus Growth Portfolio is managed by Thomas F. Marsico Mr. Marsico is the Chief Investment Officer and Portfolio Manager of Marsico. Mr. Marsico has over 20 years experience as a securities analyst and a portfolio manager.

Asset Allocation: Diversified Growth Portfolio

Putnam Investment Management, L.L.C. (Putnam) is a Delaware limited liability company with principal offices at One Post Office Square, Boston, Massachusetts 02109. Putnam has been managing mutual funds since 1937 and serves as investment adviser to the funds in the Putnam Family. As of March 31, 2007, Putnam had approximately $187.9 billion in assets under management.

The Asset Allocation: Diversified Growth Portfolio is managed by Jeffrey L. Knight. Robert J. Kea and Robert J. Schoen. Mr. Knight is Managing Director and Chief Investment Officer of the Global Asset Allocation Team. He joined Putnam in 1993 and is a Chartered Financial Analyst with 18 years investment experience. Mr. Kea is Managing Director and Portfolio Manager on the Global Asset Allocation Team. He joined Putnam in 1989 and is a Chartered Financial Analyst with 17 years of investment experience. Mr. Schoen is Managing Director and Portfolio Manager on the Global Asset Allocation Team. He joined Putnam in 1997 and has 17 years of investment experience.

Stock Portfolio
Large Cap Composite Portfolio
Large Cap Value Portfolio
Mid Cap Growth Portfolio

T. Rowe Price Associates, Inc. (T. Rowe Price) is a Maryland corporation with principal offices at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe Price is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly held financial services holding company. T. Rowe Price serves as investment adviser to the T. Rowe Price family of no-load mutual funds and to individual and institutional clients. As of March 31, 2007, T. Rowe Price had approximately $349.9 billion in assets under management.

The Stock Portfolio and the Large Cap Composite Portfolio are managed by Robert W. Smith. Mr. Smith serves as Investment Advisory Committee Chairman and Vice President and has been managing investments with T. Rowe Price since joining the firm in 1992. Effective October 1, 2007, P. Robert Bartolo will become the Investment Advisory Committee Chair. Mr. Bartolo joined T. Rowe Price in 2002 and has been managing investments since that time.

The Large Cap Value Portfolio is managed by Brian C. Rogers, CFA, CIC. Mr. Rogers joined T. Rowe Price’s Equity Research Division in 1982 and has been managing investments since 1983. Mr. Rogers currently serves as the Chairman of the Board and Chief Investment Officer of T. Rowe Price Group, Inc., and is the Portfolio’s Investment Advisory Committee Chairman.

The Mid Cap Growth Portfolio is managed by Donald J. Peters. Mr. Peters has been a portfolio manager and quantitative investment analyst for T. Rowe Price’s Equity Research Division since joining the firm in 1993.

Multi-Managed Growth Portfolio
Multi-Managed Moderate Growth Portfolio
Multi-Managed Income/Equity Portfolio
Multi-Managed Income Portfolio
Large Cap Value Portfolio
Mid Cap Growth Portfolio
Diversified Fixed Income Portfolio

Wellington Management Company, LLP. (Wellington Management) is a Massachusetts limited liability partnership. The principal offices of Wellington Management are located at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management or its predecessor organizations have provided investment advisory services for over 70 years. As of March 31, 2007, Wellington Management had investment management authority with respect to approximately $573 billion in assets.

55	Seasons Series Trust

The Fixed Income component of the Multi-Managed Portfolios is managed by Lucius T. Hill, III, Campe Goodman, CFA, Christopher A. Jones, II, CFA, Michael F. Garrett and Scott I. St. John, CFA. Mr. Hill, Senior Vice President and Fixed Income Portfolio Manager, joined Wellington Management as an investment professional in 1993. Mr. Hill has served as the Portfolio Manager for the Portfolios since 1999. Mr. Goodman, Vice President and Fixed Income Portfolio Manager, joined Wellington Management as an investment professional in 2000. Mr. Goodman has served as the Portfolio Manager for the Portfolios since 2004. Mr. Jones, Vice President and Fixed Income Portfolio Manager, joined Wellington Management as an investment professional in 1994. Mr. Jones has been involved in portfolio management and securities analysis for the high yield portion of the Portfolios since 2007. Mr. Garrett, Vice President and Fixed Income Portfolio Manager, joined Wellington Management as an investment professional in 1999. Mr. Garrett has been involved in portfolio management and securities analysis for the mortgage portion of the Portfolios since 1999. Mr. St. John, Vice President and Fixed Income Portfolio Manager, joined Wellington Management as an investment professional in 2003. Mr. St. John has been involved in portfolio management and securities analysis for the corporate credit portion of the Portfolios since 2003. Prior to joining Wellington Management, Mr. St. John was a Fixed Income Analyst at State Street Research (2001-2003).

The Diversified Fixed Income Portfolio is also managed by Lucius T. Hill, III and Scott I. St. John. Mr. Hill has served as the Portfolio Manager since 2002; Mr. St. John since 2003.

The Large Cap Value Portfolio is managed by W. Michael Reckmeyer, III, CFA and John R. Ryan, CFA. Mr. Reckmeyer, Vice President and Equity Portfolio Manager, joined Wellington Management as an investment professional in 1994. Mr. Reckmeyer has served as the Portfolio Manager for the Portfolio since July 2005. Mr. Ryan, Senior Vice President and Equity Portfolio Manager, joined Wellington Management as an investment professional in 1981. Mr. Ryan has been involved in Portfolio management and securities analysis for the Portfolio since 1999.

The Mid Cap Growth Portfolio is managed by Stephen C. Mortimer. Mr. Mortimer, Vice President and Equity Portfolio Manager, joined Wellington Management as an investment professional in 2001. Mr. Mortimer has served as the Portfolio Manager for the Portfolio since 2002.

Custodian, Transfer and Dividend Paying Agent

State Street Bank and Trust Company, Boston, Massachusetts, acts as Custodian of the Trust’s assets as well as Transfer and Dividend Paying Agent and in so doing performs certain bookkeeping, data processing and administrative services.

Payments in Connection with Distribution

Certain affiliated life insurance companies receive financial support from SunAmerica and certain Subadvisers for distribution-related activities, including support to help offset costs for training to support sales of the Portfolios.

Legal Proceedings

On February 9, 2006, AIG, the parent company and an affiliated person of SunAmerica, the investment adviser, announced that it had consented to the settlement of an injunctive action instituted by the SEC. In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG’s accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the assets of the Portfolios.

AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment

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Company Act of 1940, as amended (“1940 Act”). Certain affiliated persons of AIG, including SunAmerica, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG’s investment management subsidiaries, to serve as investment adviser, sub-adviser, principal underwriter or sponsor of the Portfolios. SunAmerica expects that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

Additionally, AIG and its subsidiaries reached a resolution of claims and matters under investigation with the United State Department of Justice (“DOJ”), the Attorney General of the State of New York (“NYAG”) and the New York State Department of Insurance (“DOI”), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG made payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG’s internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

Subject to receipt of permanent relief, SunAmerica believes that the settlements are not likely to have a material adverse effect on their ability to perform their respective investment advisory or distribution services relating to the Portfolios.

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ACCOUNT INFORMATION

Shares of the Portfolios are not offered directly to the public. Instead, shares of the Portfolios are issued and redeemed only in connection with investments in and payments made under Variable Contracts offered by the Life Insurance Companies. The term “Manager” as used in this Prospectus means either SunAmerica or other registered investment advisers that serve as subadvisers to the Trust, as the case may be. All shares of the Trust are owned by “Separate Accounts” of the Life Insurance Companies. If you would like to invest in a Portfolio, you must purchase a Variable Contract from one of the Life Insurance Companies. Class 1, Class 2 and Class 3 shares of the Portfolios, which are issued only in connection with certain Variable Contracts, are offered through this Prospectus.

You should also be aware that the Variable Contracts involve fees and expenses that are not described in this Prospectus, and that the contracts also may involve certain restrictions and limitations. You will find information about purchasing a Variable Contract, including information on fees and expenses of the Contract, and the Portfolios available to you in the prospectus that offers the contract, which accompanies this Prospectus.

The Trust does not foresee a disadvantage to contract owners arising out of the fact that the Trust offers its shares for Variable Contracts through the Life Insurance Companies. Nevertheless, the Trust’s Board of Trustees (the “Board”) intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more insurance company separate accounts might withdraw their investments in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.

Transaction Policies

Valuation of shares. The net asset value per share (“NAV”) for each Portfolio is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing the net assets by the number of outstanding shares.

Investments for which market quotations are readily available are valued at their market price as of the close of regular trading on the New York Stock Exchange for the day, unless, in accordance with pricing procedures approved by the Trust’s Board, the market quotations are determined to be unreliable. Securities and other assets for which market quotations are unavailable or unreliable are valued at fair value in accordance with pricing procedures approved by the Board.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the market price at the close of such exchanges on the day of valuation. If a security’s price is available from more than one exchange, a Portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities the Trust uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Certain Portfolios may invest to a large extent in securities that are primarily listed on foreign exchanges for foreign equity securities that trade on weekends or other days when the Trust does not price its shares. As a result, the value of such foreign securities may change on days when the Trust is not open for purchase or redemptions.

Buy and sell shares. The Separate Accounts buy and sell shares of a Portfolio at NAV, without any sales or other charges.

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Execution of requests. The Trust is open on those days when the New York Stock Exchange is open for regular trading. We execute buy and sell requests at the next NAV to be calculated after the Trust accepts the request. If the Trust receives the order before the Trust’s close of business (generally 4:00 p.m., Eastern time), the order will receive that day’s closing price. If the Trust receives the order after that time, it will receive the next business day’s closing price.

During periods of extreme volatility or market crisis, a Portfolio may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to seven business days or longer, or as allowed by federal securities laws.

Dividend Policies and Taxes

Distributions. Each Portfolio annually declares and distributes substantially all of its net investment income in the form of dividends and capital gains distributions. The dividends and distributions will be reinvested automatically in additional shares of the same Portfolio and share class on which they were paid.

Taxes. Each Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. So long as each Portfolio is qualified as a regulated investment company, it will not be subject to federal income tax on the earnings that it distributes to its shareholders.

The Portfolios which receive dividend income from U.S. sources will annually designate certain amounts of their dividends paid as eligible for the dividends received deduction, and the Portfolios incurring foreign taxes will elect to pass-through allowable foreign tax credits. These designations and elections will benefit the Life Insurance Companies, in potentially material amounts, and will not beneficially or adversely affect you or the Portfolios. The benefits to the Life Insurance Companies will not be passed to you or the Portfolios.

Frequent Purchases and Redemptions of Shares

The Portfolios, which are offered only through Variable Contracts, are intended for long-term investment and not as frequent short-term trading (“market timing”) vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers or redemptions should not acquire Variable Contracts that relate to shares of the Portfolios. The Board of Trustees has adopted policies and procedures with respect to market timing activity as discussed below.

The Trust believes that market timing activity is not in the best interest of its Portfolios’ performance or their participants. Market timing can disrupt the ability of a Manager to invest assets in an orderly, long-term manner, which may have an adverse impact on the performance of the Portfolios. In addition, market timing may increase a Portfolio’s expenses through: increased brokerage, transaction and administrative costs; forced and unplanned portfolio turnover; and large asset swings that decrease a Portfolio’s ability to provide maximum investment return to all participants. This in turn can have an adverse effect on Portfolio performance.

Since certain Portfolios invest significantly in foreign securities and/or high yield fixed income securities (“junk bonds”), they may be particularly vulnerable to market timing. Market timing in Portfolios investing significantly in foreign securities may occur because of time zone differences between the foreign markets on which a Portfolio’s international portfolio securities trade and the time as of which the Portfolio’s net asset value is calculated. Market timing in Portfolios investing significantly in junk bonds may occur if market prices are not readily available for a Portfolio’s junk bond holdings. Market timers may purchase shares of a Portfolio based on events occurring after foreign market closing prices are established but before calculation of the Portfolio’s net asset value, or if they believe market prices for junk bonds are not accurately reflected by a Portfolio. One of the objectives of the Trust’s fair value pricing procedures is to minimize the possibilities of this type of market timing (see “Transaction Policies — Valuation of Shares”).

Shares of the Portfolios are generally held through insurance company separate accounts. The ability of the Trust to monitor transfers made by the participants in separate accounts maintained by financial intermediaries is limited by the institutional nature of these omnibus accounts. The Board’s policy is that the Portfolios must rely on the insurance company separate account to both monitor market timing within a Portfolio and attempt to prevent it through their own policies and procedures. The Trust has entered into agreements with the Separate Accounts that require the Separate Accounts to provide certain information to help identify frequent trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged

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in frequent traders. In situations in which the Trust becomes aware of possible market timing activity, it will notify the insurance company separate account in order to help facilitate the enforcement of such entity’s market timing policies and procedures. There is no guarantee that the Trust will be able to detect market timing activity or the participants engaged in such activity, or, if it is detected, to prevent its recurrence. Whether or not the Trust detects it, if market timing activity occurs, then you should anticipate that you will be subject to the disruptions and increased expenses discussed above. The Trust reserves the right, in its sole discretion and without prior notice, to reject or refuse purchase orders received from insurance company separate accounts, whether directly or by transfer, including orders that have been accepted by a financial intermediary, that the Trust determines not to be in the best interest of the Portfolios. Such rejections or refusals will be applied uniformly without exception.

Any restrictions or limitations imposed by the Separate Accounts may differ from those imposed by the Trust. Please review your Variable Contract prospectus for more information regarding the insurance company’s market timing policies and procedures, including any restrictions or limitations that the insurance company separate account may impose with respect to trades made through a Variable Contract.

Please refer to the documents pertaining to your Variable Contract prospectus on how to direct investments in or redemptions from (including making transfers into or out of) the Portfolios and any fees that may apply.

Portfolio Holdings

The Trust’s policies and procedures with respect to the disclosure of the Portfolios’ securities are described in the Statement of Additional Information.

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FINANCIAL HIGHLIGHTS

The following Financial Highlights tables for shares of each Portfolio are intended to help you understand the Portfolios’ financial performance for the past 5 years (or for periods since the commencement of operations). Certain information reflects financial results for a single Class 1 Portfolio share. The total returns in each table represent the rate that an investor would have earned (or lost) on an investment in a share of each Portfolio (assuming reinvestment of all dividends and distributions). Separate Account charges are not reflected in the total returns. If these amounts were reflected, returns would be less than those shown. The Financial Highlights information set forth below has been audited by PricewaterhouseCoopers LLP, whose report, along with each Portfolio’s financial statements, is included in the Trust’s annual report to shareholders, which is available upon request.

															Ratio of
					Dividends	Dividends	Dividends		Net			Net			net
	Net Asset	Net	Net realized		declared	from net	declared		Asset			Assets	Ratio of		investment
	Value	investment	& unrealized	Total from	from net	realized	from net		Value			end of	expenses to		income to
Period	beginning	income	gain (loss) on	investment	investment	gain on	return of	Total	end of	Total		period	average		average			Portfolio
ended	of period	(loss)*	investments	operations	income	investments	capital	distributions	period	Return**		(000’s)	net assets		net assets			turnover

Multi-Managed Growth Portfolio Class 1

03/31/03	$10.60	$0.12	$(1.87)	$(1.75)	$(0.15)	$—	$—	$(0.15)	$8.70	(16.57)%		$51,638	1.09%		1.25%			106	%(2)
03/31/04	8.70	0.08	2.34	2.42	(0.10)	—	—	(0.10)	11.02	27.93		60,247	1.10		0.75			100	(2)
03/31/05	11.02	0.09	0.59	0.68	(0.07)	—	—	(0.07)	11.63	6.13	(1)	50,863	1.04		0.83			107	(2)
03/31/06	11.63	0.11	1.49	1.60	(0.10)	—	—	(0.10)	13.13	13.76	(1)	42,652	1.11	(3)	0	.88(3)		114
03/31/07	13.13	0.17	0.81	0.98	(0.11)	—	—	(0.11)	14.00	7.52		36,033	1.07	(3)(4)	1	.30(3	)(4)	154

*	Calculated based upon average shares outstanding
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
(1)	The Portfolio’s performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions
(2)	Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

	2003	2004	2005

Multi-Managed Growth Portfolio	106%	99%	107%

(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07

Multi-Managed Growth Portfolio Class 1	0.01%	0.02%

(4)	Gross custody credits of 0.01%

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FINANCIAL HIGHLIGHTS (continued)

															Ratio of
					Dividends	Dividends	Dividends		Net			Net			net
	Net Asset	Net	Net realized		declared	from net	declared		Asset			Assets	Ratio of		investment
	Value	investment	& unrealized	Total from	from net	realized	from net		Value			end of	expenses to		income to
Period	beginning	income	gain (loss) on	investment	investment	gain on	return of	Total	end of	Total		period	average		average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	capital	distributions	period	Return**		(000’s)	net assets		net assets		turnover

Multi-Managed Moderate Growth Portfolio Class 1
03/31/03	$11.04	$0.21	$(1.45)	$(1.24)	$(0.21)	$—	$—	$(0.21)	$9.59	(11.26)%		$63,068	1.00%		2.06%		109	%(2)
03/31/04	9.59	0.15	2.01	2.16	(0.17)	—	—	(0.17)	11.58	22.63		71,142	1.00		1.41		105	(2)
03/31/05	11.58	0.18	0.31	0.49	(0.13)	—	—	(0.13)	11.94	4.21	(1)	60,210	0.95		1.54		116	(2)
03/31/06	11.94	0.21	1.08	1.29	(0.17)	—	—	(0.17)	13.06	10.84	(1)	52,920	0.99	(3)	1.61	(3)	123
03/31/07	13.06	0.27	0.70	0.97	(0.21)	—	—	(0.21)	13.82	7.43		44,695	0.96	(3)(4)	2.02	(3)(4)	169

*	Calculated based upon average shares outstanding
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
(1)	The Portfolio’s performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions
(2)	Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

	2003	2004	2005

Multi-Managed Moderate Growth Portfolio	108%	104%	114%

(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07

Multi-Managed Moderate Growth Portfolio Class 1	0.01%	0.02%

(4)	Gross custody credits of 0.01%

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FINANCIAL HIGHLIGHTS (continued)

														Ratio of
					Dividends	Dividends	Dividends		Net			Net		net
	Net Asset	Net	Net realized		declared	from net	declared		Asset			Assets	Ratio of	investment
	Value	investment	& unrealized	Total from	from net	realized	from net		Value			end of	expenses to	income to
Period	beginning	income	gain (loss) on	investment	investment	gain on	return of	Total	end of	Total		period	average	average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	capital	distributions	period	Return**		(000’s)	net assets	net assets		turnover

Multi-Managed Income/Equity Portfolio Class 1

03/31/03	$11.11	$0.34	$(0.62)	$(0.28)	$(0.29)	$—	$—	$(0.29)	$10.54	(2.47)%		$51,615	0.98%	3.17%		87	%(2)
03/31/04	10.54	0.28	1.27	1.55	(0.26)	—	—	(0.26)	11.83	14.80		55,067	0.97	2.47		113	(2)
03/31/05	11.83	0.32	0.10	0.42	(0.24)	—	—	(0.24)	12.01	3.52	(1)	47,346	0.91	2.68		108	(2)
03/31/06	12.01	0.35	0.41	0.76	(0.30)	—	—	(0.30)	12.47	6.31	(1)	39,618	0.96 (3)	2	.78(3)	121
03/31/07	12.47	0.41	0.40	0.81	(0.37)	—	—	(0.37)	12.91	6.51		32,657	0.93 (3)	3	.22(3)	147

*	Calculated based upon average shares outstanding
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
(1)	The Portfolio’s performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions
(2)	Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

	2003	2004	2005

Multi-Managed Income/Equity Portfolio	85%	111%	106%

(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07

Multi-Managed Income/Equity Portfolio Class 1	0.00%	0.00%

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FINANCIAL HIGHLIGHTS (continued)

															Ratio of
					Dividends	Dividends	Dividends		Net			Net			net
	Net Asset	Net	Net realized		declared	from net	declared		Asset			Assets	Ratio of		investment
	Value	investment	& unrealized	Total from	from net	realized	from net		Value			end of	expenses to		income to
Period	beginning	income	gain (loss) on	investment	investment	gain on	return of	Total	end of	Total		period	average		average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	capital	distributions	period	Return**		(000’s)	net assets		net assets		turnover

Multi-Managed Income Portfolio Class 1

03/31/03	$11.20	$0.45	$(0.02)	$0.43	$(0.35)	$—	$—	$(0.35)	$11.28	3.87%		$43,960	0.96%		3.97%		97	%(2)
03/31/04	11.28	0.37	0.83	1.20	(0.34)	—	—	(0.34)	12.14	10.75		45,334	0.95		3.12		126	(2)
03/31/05	12.14	0.39	(0.16)	0.23	(0.32)	—	—	(0.32)	12.05	1.85	(1)	38,991	0.90		3.26		112	(2)
03/31/06	12.05	0.42	0.06	0.48	(0.39)	—	—	(0.39)	12.14	3.98	(1)	31,540	0.95	(3)	3.40	(3)	118
03/31/07	12.14	0.48	0.27	0.75	(0.47)	(0.16)	—	(0.63)	12.26	6.27		26,024	0.93	(3)	3.85	(3)	166

*	Calculated based upon average shares outstanding
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
(1)	The Portfolio’s performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions

(2)	Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

	2003	2004	2005

Multi-Managed Income Portfolio	94%	123%	110%

(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07

Multi-Managed Income Portfolio Class 1	0.00%	0.00%

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FINANCIAL HIGHLIGHTS (continued)

															Ratio of
					Dividends	Dividends	Dividends		Net			Net			net
	Net Asset	Net	Net realized		declared	from net	declared		Asset			Assets	Ratio of		investment
	Value	investment	& unrealized	Total from	from net	realized	from net		Value			end of	expenses to		income to
Period	beginning	income	gain (loss) on	investment	investment	gain on	return of	Total	end of	Total		period	average		average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	capital	distributions	period	Return**		(000’s)	net assets		net assets		turnover

Asset Allocation: Diversified Growth Portfolio Class 1

03/31/03	$10.70	$0.15	$(2.28)	$(2.13)	$(0.12)	$—	$—	$(0.12)	$8.45	(19.98)%		$93,728	0.95%		1.58%		145	%(5)
03/31/04	8.45	0.13	2.33	2.46	(0.13)	—	—	(0.13)	10.78	29.16	(2)	106,695	0.98	(1)	1.30	(1)	108	(5)
03/31/05	10.78	0.12	0.53	0.65	(0.13)	—	—	(0.13)	11.30	6.00	(3)	90,042	0.94	(1)	1.06	(1)	159	(5)
03/31/06	11.30	0.21	1.34	1.55	(0.16)	—	—	(0.16)	12.69	13.84	(3)	76,762	0.91	(1)(4)	1.78	(1)(4)	118
03/31/07	12.69	0.24	1.43	1.67	(0.25)	(0.19)	—	(0.44)	13.92	13.28		63,929	0.94	(1)(4)	1.80	(1)(4)	84

*	Calculated based upon average shares outstanding
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
(1)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/04	03/31/05	03/31/06	03/31/07

Asset Allocation: Diversified Growth Portfolio Class 1	0.01%	0.00%	0.01%	0.02%

(2)	Total return for each class was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions
(3)	The Portfolio’s performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions
(4)	Net of the following reimbursements (recoupments) (based on average net assets):

	03/31/06	03/31/07

Asset Allocation: Diversified Growth Portfolio Class 1	0.05%	0.10%

(5)	Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

	2003	2004	2005

Asset Allocation: Diversified Growth Portfolio	143%	106%	156%

65	Seasons Series Trust

FINANCIAL HIGHLIGHTS (continued)

													Ratio of
					Dividends	Dividends	Dividends		Net		Net		net
	Net Asset	Net	Net realized		declared	from net	declared		Asset		Assets	Ratio of	investment
	Value	investment	& unrealized	Total from	from net	realized	from net		Value		end of	expenses to	income to
Period	beginning	income	gain (loss) on	investment	investment	gain on	return of	Total	end of	Total	period	average	average	Portfolio
ended	of period	(loss)*	investments	operations	income	investments	capital	distributions	period	Return**	(000’s)	net assets	net assets	turnover

Stock Portfolio Class 1

03/31/03	$14.36	$0.01	$(3.36)	$(3.35)	$—	$—	$—	$—	$11.01	(23.33)%	$75,591	0.95%	0.11%	45%
03/31/04	11.01	0.01	3.79	3.80	—	—	—	—	14.81	34.56	87,619	0.96	0.10	42
03/31/05	14.81	0.08	0.45	0.53	—	—	—	—	15.34	3.58	73,967	0.93	0.51	42
03/31/06	15.34	0.05	2.31	2.36	(0.08)	—	—	(0.08)	17.62	15.42	62,972	0.93 (1)	0.31 (1)	45
03/31/07	17.62	0.06	1.70	1.76	(0.05)	(1.17)	—	(1.22)	18.16	10.14	52,206	0.93 (1)	0.32 (1)	39

*	Calculated based upon average shares outstanding
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
#	Annualized
†	Inception date of class
(1)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07

Stock Portfolio Class 1	0.00%	0.00%

Seasons Series Trust	66

FINANCIAL HIGHLIGHTS (continued)

														Ratio of
					Dividends	Dividends	Dividends		Net		Net			net
	Net Asset	Net	Net realized		declared	from net	declared		Asset		Assets	Ratio of		investment
	Value	investment	& unrealized	Total from	from net	realized	from net		Value		end of	expenses to		income to
Period	beginning	income	gain (loss) on	investment	investment	gain on	return of	Total	end of	Total	period	average		average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	capital	distributions	period	Return**	(000’s)	net assets		net assets		turnover

Large Cap Growth Portfolio Class 1

03/31/03	$7.98	$—	$(1.99)	$(1.99)	$—	$—	$—	$—	$5.99	(24.94)%	$12,337	1.10	%(1)	0.06	%(1)	58%
03/31/04	5.99	—	1.87	1.87	—	—	—	—	7.86	31.22	14,623	1.10	(1)	0.02	(1)	44
03/31/05	7.86	0.03	0.44	0.47	—	—	—	—	8.33	5.98	13,588	1.04	(1)	0.38	(1)	38
03/31/06	8.33	0.01	1.16	1.17	(0.03)	—	—	(0.03)	9.47	14.05	11,672	0.94	(2)	0.13	(2)	54
03/31/07	9.47	0.03	0.46	0.49	—	—	—	—	9.96	5.17	10,451	0.93	(2)(3)	0.34	(2)(3)	53

*	Calculated based upon average shares outstanding
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
(1)	Net of the following reimbursements (recoupments) (based on average net assets):

	03/31/03	03/31/04	03/31/05

Large Cap Growth Portfolio Class 1	0.06%	0.01%	(0.05)%

(2)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07

Large Cap Growth Portfolio Class 1	0.00%	0.00%

(3)	Gross custody credit of 0.01%

67	Seasons Series Trust

FINANCIAL HIGHLIGHTS (continued)

														Ratio of
					Dividends	Dividends	Dividends		Net		Net			net
	Net Asset	Net	Net realized		declared	from net	declared		Asset		Assets	Ratio of		investment
	Value	investment	& unrealized	Total from	from net	realized	from net		Value		end of	expenses to		income to
Period	beginning	income	gain (loss) on	investment	investment	gain on	return of	Total	end of	Total	period	average		average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	capital	distributions	period	Return**	(000’s)	net assets(1)		net assets(1)		turnover

Large Cap Composite Portfolio Class 1

03/31/03	$9.19	$0.03	$(2.32)	$(2.29)	$(0.03)	$—	$—	$(0.03)	$6.87	(24.99)%	$4,219	1.10%		0.33%		59%
03/31/04	6.87	0.02	2.17	2.19	(0.02)	—	—	(0.02)	9.04	31.85	4,838	1.10		0.28		78
03/31/05	9.04	0.07	0.44	0.51	(0.02)	—	—	(0.02)	9.53	5.66	4,539	1.10		0.74		58
03/31/06	9.53	0.06	0.97	1.03	(0.07)	—	—	(0.07)	10.49	10.86	3,770	1.10	(2)	0.56	(2)	70
03/31/07	10.49	0.07	1.03	1.10	(0.05)	—	—	(0.05)	11.54	10.54	3,452	1.10	(2)	0.63	(2)	76

*	Calculated based upon average shares outstanding
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
(1)	Net of the following reimbursements (recoupments) (based on average net assets):

	03/31/03	03/31/04	03/31/05	03/31/06	03/31/07

Large Cap Composite Portfolio Class 1	0.44%	0.42%	0.17%	0.12%	0.08%

(2)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07

Large Cap Composite Portfolio Class 1	0.00%	0.01%

Seasons Series Trust	68

FINANCIAL HIGHLIGHTS (continued)

					Dividends	Dividends	Dividends		Net		Net			Ratio of
	Net Asset	Net	Net realized		declared	from net	declared		Asset		Assets	Ratio of		net
	Value	investment	& unrealized	Total from	from net	realized	from net		Value		end of	expenses to		investment
Period	beginning	income	gain (loss) on	investment	investment	gain on	return of	Total	end of	Total	period	average net		income to		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	capital	distributions	period	Return**	(000’s)	assets		net assets		turnover

Large Cap Value Portfolio Class 1

03/31/03	$10.60	$0.11	$(2.84)	$(2.73)	$(0.03)	$(0.04)	$—	$(0.07)	$7.80	(25.86)%	$10,653	1.10	%(1)	1.19	%(1)	32%
03/31/04	7.80	0.12	2.92	3.04	(0.09)	—	—	(0.09)	10.75	39.01	13,865	1.10	(1)	1.20	(1)	29
03/31/05	10.75	0.14	0.86	1.00	(0.09)	—	—	(0.09)	11.66	9.30	14,815	0.96	(1)	1.26	(1)	32
03/31/06	11.66	0.17	1.26	1.43	(0.12)	(0.07)	—	(0.19)	12.90	12.31	15,219	0.95	(2)	1.38	(2)	39
03/31/07	12.90	0.20	1.77	1.97	(0.13)	(0.45)	—	(0.58)	14.29	15.33	17,408	0.90	(2)	1.47	(2)	34

Mid Cap Growth Portfolio Class 1

03/31/03	10.07	(0.06)	(2.33)	(2.39)	—	—	—	—	7.68	(23.73)	10,649	1.15	(1)	(0.71	)(1)	117
03/31/04	7.68	(0.07)	4.03	3.96	—	—	—	—	11.64	51.56	15,233	1.15	(1)	(0.74	)(1)	97
03/31/05	11.64	(0.07)	0.64	0.57	—	—	—	—	12.21	4.90	15,484	1.13	(1)	(0.63	)(1)	81
03/31/06	12.21	(0.02)	3.05	3.03	—	(0.42)	—	(0.42)	14.82	25.04	14,981	1.04	(2)	(0.18	)(2)	86
03/31/07	14.82	(0.03)	1.00	0.97	—	(1.03)	—	(1.03)	14.76	6.78	13,109	1.01	(2)	(0.23	)(2)	71

*	Calculated based upon average shares outstanding
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
(1)	Net of the following reimbursements (recoupments) (based on average net assets):

	03/31/03	03/31/04	03/31/05

Large Cap Value Portfolio Class 1	(0.02)%	(0.03)%	(0.00)%
Mid Cap Growth Portfolio Class 1	0.12	0.03	(0.08)

(2)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07

Large Cap Value Portfolio Class 1	0.00%	0.00%
Mid Cap Growth Portfolio Class 1	0.00	0.00

69	Seasons Series Trust

FINANCIAL HIGHLIGHTS (continued)

														Ratio of
					Dividends	Dividends	Dividends		Net		Net			net
	Net Asset	Net	Net realized		declared	from net	declared		Asset		Assets	Ratio of		investment
	Value	investment	& unrealized	Total from	from net	realized	from net		Value		end of	expenses to		income to
Period	beginning	income	gain (loss) on	investment	investment	gain on	return of	Total	end of	Total	period	average		average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	capital	distributions	period	Return**	(000’s)	net assets		net assets		turnover

Mid Cap Value Portfolio Class 1

03/31/03	$13.41	$0.11	$(2.73)	$(2.62)	$(0.02)	$(0.16)	$—	$(0.18)	$10.61	(19.61)%	$10,584	1.15	%(1)	0.95	%(1)	61%
03/31/04	10.61	0.10	4.80	4.90	(0.10)	(0.01)	—	(0.11)	15.40	46.29	14,034	1.15	(1)	0.69	(1)	50
03/31/05	15.40	0.12	2.59	2.71	(0.07)	(0.30)	—	(0.37)	17.74	17.69	15,887	1.03	(1)	0.77	(1)	42
03/31/06	17.74	0.17	2.60	2.77	(0.11)	(1.16)	—	(1.27)	19.24	15.99	17,245	1.02		0.92		46
03/31/07	19.24	0.16	2.59	2.75	(0.14)	(1.89)	—	(2.03)	19.96	14.73	16,234	0.97		0.83		46

Small Cap Portfolio Class 1

03/31/03	8.36	(0.03)	(2.32)	(2.35)	—	—	—	—	6.01	(28.11)	8,061	1.15	(1)	(0.37	)(1)	91
03/31/04	6.01	(0.04)	2.96	2.92	—	—	—	—	8.93	48.59	11,129	1.15	(1)	(0.52	)(1)	134
03/31/05	8.93	(0.04)	0.14	0.10	—	—	—	—	9.03	1.12	9,664	1.15	(1)	(0.48	)(1)	134
03/31/06	9.03	0.00	1.78	1.78	—	(0.08)	—	(0.08)	10.73	19.82	11,829	1.15	(1)(2)	0.01	(1)(2)	85
03/31/07	10.73	0.01	0.71	0.72	—	(0.48)	—	(0.48)	10.97	6.82	9,502	1.10	(1)(2)	0.31	(1)(2)	153

*	Calculated based upon average shares outstanding
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
(1)	Net of the following reimbursements (recoupments) (based on average net assets):

	03/31/03	03/31/04	03/31/05	03/31/06	03/31/07

Mid Cap Value Portfolio Class 1	(0.01)%	(0.00)%	(0.02)%	—%	—%
Small Cap Portfolio Class 1	0.17	0.06	(0.08)	0.02	(0.03)

(2)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07

Mid Cap Value Portfolio Class 1	—%	—%
Small Cap Portfolio Class 1	0.00	0.03

Seasons Series Trust	70

FINANCIAL HIGHLIGHTS (continued)

														Ratio of
					Dividends	Dividends	Dividends		Net		Net			net
	Net Asset	Net	Net realized		declared	from net	declared		Asset		Assets	Ratio of		investment
	Value	investment	& unrealized	Total from	from net	realized	from net		Value		end of	expenses to		income to
Period	beginning	income	gain (loss) on	investment	investment	gain on	return of	Total	end of	Total	period	average		average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	capital	distributions	period	Return**	(000’s)	net assets		net assets		turnover

International Equity Portfolio Class 1

03/31/03	$7.36	$0.03	$(2.24)	$(2.21)	$(0.03)	$—	$—	$(0.03)	$5.12	(30.12)%	$5,273	1.30	%(1)	0.53	%(1)	53%
03/31/04	5.12	0.04	2.66	2.70	(0.07)	—	—	(0.07)	7.75	52.92	7,794	1.30	(1)	0.64	(1)	50
03/31/05	7.75	0.04	0.83	0.87	(0.10)	—	—	(0.10)	8.52	11.28	8,650	1.30	(1)	0.57	(1)	84
03/31/06	8.52	0.09	2.11	2.20	(0.05)	(0.14)	—	(0.19)	10.53	25.99	12,326	1.30	(1)	0.97	(1)	71
03/31/07	10.53	0.13	1.70	1.83	(0.06)	(0.39)	—	(0.45)	11.91	17.67	14,765	1.29	(1)(4)	1.16	(1)(4)	80

Diversified Fixed Income Portfolio Class 1

03/31/03	9.76	0.36	0.63	0.99	(0.05)	—	—	(0.05)	10.70	10.14	17,731	1.00	(1)	3.47	(1)	63	(2)
03/31/04	10.70	0.35	0.19	0.54	(0.27)	—	—	(0.27)	10.97	5.11	13,922	0.90	(1)	3.15	(1)	109	(2)
03/31/05	10.97	0.39	(0.36)	0.03	(0.33)	(0.01)	—	(0.34)	10.66	0.22	11,137	0.84		3.57		88	(2)
03/31/06	10.66	0.39	(0.24)	0.15	(0.34)	(0.05)	—	(0.39)	10.42	1.36 (3)	10,595	0.83		3.67		94
03/31/07	10.42	0.45	0.15	0.60	(0.33)	0.00	—	(0.33)	10.69	5.81	9,479	0.80		4.19		108

*	Calculated based upon average shares outstanding
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
(1)	Net of the following reimbursements (recoupments) (based on average net assets):

	03/31/03	03/31/04	03/31/05	03/31/06	03/31/07

International Equity Portfolio Class 1	0.46%	0.31%	(0.00)%	0.03%	(0.04)%
Diversified Fixed Income Portfolio Class 1	0.01	(0.03)	—	—	—

(2)	Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

	2002	2003	2004	2005

Diversified Fixed Income Portfolio	44%	60%	106%	82%

(3)	The Portfolio’s performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions

(4)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

03/31/07

International Equity Portfolio Class 1	0.00%

71	Seasons Series Trust

FINANCIAL HIGHLIGHTS (continued)

														Ratio of
					Dividends	Dividends	Dividends		Net		Net			net
	Net Asset	Net	Net realized		declared	from net	declared		Asset		Assets	Ratio of		investment
	Value	investment	& unrealized	Total from	from net	realized	from net		Value		end of	expenses to		income to
Period	beginning	income	gain (loss) on	investment	investment	gain on	return of	Total	end of	Total	period	average		average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	capital	distributions	period	Return**	(000’s)	net assets		net assets		turnover

Cash Management Portfolio Class 1

03/31/03	$10.89	$0.10	$—	$0.10	$(0.15)	$—	$—	$(0.15)	$10.84	0.89%	$6,297	0.85	%(1)	0.86	%(1)	—%
03/31/04	10.84	0.04	—	0.04	(0.09)	—	—	(0.09)	10.79	0.37	7,384	0.80	(1)	0.33	(1)	—
03/31/05	10.79	0.11	0.00	0.11	(0.04)	—	—	(0.04)	10.86	0.99	4,637	0.71	(1)	0.95	(1)	—
03/31/06	10.86	0.35	(0.01)	0.34	(0.13)	—	—	(0.13)	11.07	3.13	4,927	0.63	(1)(2)	3.11	(1)(2)	—
03/31/07	11.07	0.52	0.01	0.53	(0.29)	0.00	—	(0.29)	11.31	4.79 (3)	6,967	0.56		4.68		—

*	Calculated based upon average shares outstanding
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
(1)	Net of the following reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/03	03/31/04	03/31/05	03/31/06

Cash Management Portfolio Class 1	(0.01)%	(0.03)%	0.00%	0.03%

(2)	Gross of Custody Credits of 0.01%

(3)	The Portfolio’s performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.

Seasons Series Trust	72

FINANCIAL HIGHLIGHTS (continued)

														Ratio of
					Dividends	Dividends	Dividends		Net		Net			net
	Net Asset	Net	Net realized		declared	from net	declared		Asset		Assets	Ratio of		investment
	Value	investment	& unrealized	Total from	from net	realized	from net		Value		end of	expenses to		income to
Period	beginning	income	gain (loss) on	investment	investment	gain on	return of	Total	end of	Total	period	average		average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	capital	Distributions	period	Return**	(000’s)	net assets		net assets		turnover

Focus Growth Portfolio Class 1

03/31/03	$7.06	$(0.03)	$(1.54)	$(1.57)	$—	$—	$—	$—	$5.49	(22.24)%	$5,535	1	.30%(1)	(0	.44)%(1)	143%
03/31/04	5.49	(0.05)	2.48	2.43	—	—	—	—	7.92	44.26	8,170	1	.30(1)	(0	.66)(1)	90
03/31/05	7.92	0.00	(0.32)	(0.32)	—	—	—	—	7.60	(4.04)	6,504	1	.30(1)	0	.03(1)	200
03/31/06	7.60	(0.05)	1.55	1.50	—	—	—	—	9.10	19.74	7,907	1	.17(1)(2)	(0	.59)(1)(2)	102
03/31/07	9.10	(0.03)	0.05	0.02	—	—	—	—	9.12	0.22	4,423	1	.11(1)(2)(3)	(0	.30)(1)(2)(3)	120

*	Calculated based upon average shares outstanding
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
(1)	Net of the following reimbursements (recoupments) (based on average net assets):

	03/31/03	03/31/04	03/31/05	03/31/06	03/31/07

Focus Growth Portfolio Class 1	0.18%	0.05%	(0.09)%	(0.03)%	0.00%

(2)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07

Focus Growth Portfolio Class 1	0.00%	0.01%

(3)	Gross of custody credit of 0.01%.

73	Seasons Series Trust

FOR MORE INFORMATION

The following documents contain more information about the Portfolios and are available free of charge upon request:

Annual/Semi-annual Reports.  Contain financial statements, performance data and information on portfolio holdings. The annual report also contains a written analysis of market conditions and investment strategies that significantly affected a Portfolio’s performance for the most recently completed fiscal year.

Statement of Additional Information (SAI).  Contains additional information about the Portfolios’ policies, investment restrictions and business structure. This prospectus incorporates the SAI by reference.

The Trust’s Annual/Semi-annual Reports and SAI are not available online as the Trust does not have its own website. You may obtain copies of these documents or ask questions about the Portfolios by contacting:

AIG SunAmerica Assurance Insurance Company
Annuity Service Center
P.O. Box 54299
Los Angeles, California 90054-0299
1-800-445-7862

Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call (202) 942-8090 for information on the operation of the Public Reference Room. Reports and other information about the Portfolios are also available on the EDGAR Database on the Securities and Exchange Commission’s web-site at http://www.sec.gov and copies of this information may be obtained upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-0102.

You should rely only on the information contained in this prospectus. No one is authorized to provide you with any different information.

INVESTMENT COMPANY ACT
File No. 811-07725

Seasons Series Trust	74

PROSPECTUS
July 30, 2007

Seasons Series Trust
(Class 2 Shares)

•  Multi-Managed Growth Portfolio
•  Multi-Managed Moderate Growth Portfolio
•  Multi-Managed Income/Equity Portfolio
•  Multi-Managed Income Portfolio
•  Asset Allocation: Diversified Growth Portfolio
•  Stock Portfolio
•  Large Cap Growth Portfolio
•  Large Cap Composite Portfolio
•  Large Cap Value Portfolio
•  Mid Cap Growth Portfolio
•  Mid Cap Value Portfolio
•  Small Cap Portfolio
•  International Equity Portfolio
•  Diversified Fixed Income Portfolio
•  Cash Management Portfolio
•  Focus Growth Portfolio
•  Focus TechNet Portfolio
•  Focus Growth and Income Portfolio
•  Focus Value Portfolio

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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TRUST HIGHLIGHTS

The following questions and answers are designed to give you an overview of Seasons Series Trust (the “Trust”) and to provide you with information about the Trust’s 24 separate investment series, 19 of which are included in this Prospectus (“Portfolios”), and their investment goals and principal investment strategies. More detailed investment information is provided in the charts, under “More Information About the Portfolios” and the glossary.

Individuals cannot invest in the Portfolios directly. Instead, they participate through a variable annuity contract or variable life policy (collectively, the “Variable Contracts”) offered by life insurance companies (the “Life Insurance Companies”) affiliated with AIG SunAmerica Asset Management Corp., the investment adviser and manager (“SunAmerica” or the “Adviser”). The term “Manager” as used in this prospectus means either SunAmerica or the other registered investment advisers that serve as investment subadvisers (“Subadvisers”) to the Trust, as the case may be.

Six of the Portfolios, Multi-Managed Growth Portfolio, Multi-Managed Moderate Growth Portfolio, Multi-Managed Income/Equity Portfolio, Multi-Managed Income Portfolio, Asset Allocation: Diversified Growth Portfolio and Stock Portfolio, which we call the “Seasons Portfolios” are available only through the selection of one of four variable investment “Strategies” described in the Variable Contracts prospectus. You should be aware that if you select a “Strategy” you will not invest directly in one of the Portfolios. Instead, each Strategy invests in three of the six Seasons Portfolios and the allocation of assets among the Portfolios will vary depending on the objective of the Strategy.

Thirteen of the Portfolios, which we call the “Seasons Select Portfolios” and the “Seasons Focused Portfolios” are available as variable investment options under Variable Contracts offered by the Life Insurance Companies.

Managed Components — the four distinct, actively managed investment components in which all of the assets of the Multi-Managed Seasons Portfolios are invested. The percentage each Multi-Managed Seasons Portfolio allocates to a Managed Component differs based upon the Portfolio’s investment goal. See “Managed Components” herein.
Capital Appreciation/Growth is an increase in the market value of securities held.
Income is interest payments from bonds or dividends from stocks.
Yield is the annual dollar income received on an investment expressed as a percentage of the current or average price.

Q&A

Q: What are the Portfolios’ investment goals and principal investment strategies?

A:	Each Portfolio operates as a separate mutual fund, with its own investment goal and principal investment strategy.
A Portfolio’s investment goal and principal investment strategy may be changed without shareholder approval. You will receive at least 60 days’ notice to any change to the 80% investment policies set forth below. There can be no assurance that any Portfolio will meet its investment goal or that the net return on an investment will exceed what could have been obtained through other investment or savings vehicles.

Seasons Portfolios
Portfolio	Investment Goal	Principal Investment Strategy
Multi-Managed Growth Portfolio	long-term growth of capital	asset allocation through Managed Components
Multi-Managed Moderate Growth Portfolio	long-term growth of capital, with capital preservation as a secondary objective	asset allocation through Managed Components
Multi-Managed Income/Equity Portfolio	conservation of principal while maintaining some potential for long-term growth of capital	asset allocation through Managed Components

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Seasons Portfolios
Portfolio	Investment Goal	Principal Investment Strategy
Multi-Managed Income Portfolio	capital preservation	asset allocation through Managed Components
Asset Allocation: Diversified Growth Portfolio	capital appreciation	investment primarily through a strategic allocation of approximately 80% (with a range of 65-95%) of its assets in equity securities and approximately 20% (with a range of 5-35%) of its assets in fixed income securities
Stock Portfolio	long-term capital appreciation, with a secondary objective of increasing dividend income	under normal circumstances, invests at least 80% of net assets in common stocks

Each of the Seasons Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity and Multi-Managed Income Portfolios (“Multi-Managed Seasons Portfolios”) allocates all of its assets among three or four distinct Managed Components, each managed by separate Managers and each with its own investment strategy. The four Managers of the Multi-Managed Seasons Portfolios are SunAmerica, Janus Capital Management LLC (“Janus”), Lord, Abbett & Co. LLC (“Lord Abbett”) and Wellington Management Company, LLP (“Wellington Management”). The four Managed Components are Aggressive Growth/SunAmerica, Growth/Janus, Balanced/Lord Abbett/SunAmerica and Fixed Income/Wellington Management. The Managed Components each invest to varying degrees, according to its investment strategy, in a diverse portfolio of securities including, but not limited to, common stocks, securities with equity characteristics (such as preferred stocks, warrants or fixed income securities convertible into common stock), corporate and U.S. government fixed income securities, money market instruments and/or cash or cash equivalents. The assets of each Managed Component that comprises a particular Multi-Managed Seasons Portfolio belong to that Portfolio.

Although each Multi-Managed Seasons Portfolio has a distinct investment goal and allocates its assets in varying percentages among the Managed Components in furtherance of that goal, the Managed Component(s) are managed in the same general manner regardless of the goal of the Multi-Managed Seasons Portfolios. However, the equity/debt weightings of the Balanced/Lord Abbett/SunAmerica component under normal market conditions will vary depending on the goal of the Multi-Managed Seasons Portfolios. The following chart shows the allocation of the assets of each Multi-Managed Seasons Portfolio among the Managed Components.

Managed Components
Portfolio	Aggressive Growth component/ SunAmerica	Growth component/ Janus	Balanced component/ Lord Abbett/ SunAmerica	Fixed Income component/ Wellington Management
Multi-Managed Growth Portfolio	20%	40%	14%/6%	20%
Multi-Managed Moderate Growth Portfolio	18%	28%	12.6%/5.4%	36%
Multi-Managed Income/Equity Portfolio	0%	18%	14%/14%	54%
Multi-Managed Income Portfolio	0%	8%	8.5%/8.5%	75%

Differences in investment returns among the Managed Components will cause the actual percentages to vary over the course of a calendar quarter from the targets listed in the chart. Accordingly, the assets of each Multi-Managed Seasons Portfolio will be reallocated or “rebalanced” among the Managed Components on at least a quarterly basis to restore the target allocations for such Portfolio.

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The following chart shows the investment goal and principal investment strategy of each of the Seasons Select Portfolios.

A “Growth” Philosophy — investing in securities believed to offer the potential for long-term growth of capital — focuses on securities considered to have a historical record of above-average growth rate, significant growth potential, above-average earnings growth or the ability to sustain earnings growth, or that offer proven or unusual products or services, or operate in industries experiencing increasing demand.
A “Value” Philosophy — investing in securities that are believed to be undervalued in the market — often reflects a contrarian approach in that the potential for superior relative performance is believed to be highest when stocks of fundamentally solid companies are out of favor. The selection criteria is generally calculated to identify stocks of companies with solid financial strength that have low price-earnings ratios and have generally been overlooked by the market, or companies undervalued within an industry or market capitalization category.
“Net assets” will take into account any borrowing for investment purposes.

Seasons Select Portfolios
Portfolio	Investment Goal	Principal Investment Strategy
Large Cap Growth Portfolio	long-term growth of capital	under normal circumstances, invests at least 80% of net assets in equity securities of large companies selected through a growth strategy
Large Cap Composite Portfolio	long-term growth of capital and growth of dividend income	under normal circumstances, invests at least 80% of net assets in equity securities of large companies that offer the potential for long-term growth of capital or dividends
Large Cap Value Portfolio	long-term growth of capital	under normal circumstances, invests at least 80% of net assets in equity securities of large companies selected through a value strategy
Mid Cap Growth Portfolio	long-term growth of capital	under normal circumstances, invests at least 80% of net assets in equity securities of medium-sized companies selected through a growth strategy
Mid Cap Value Portfolio	long-term growth of capital	under normal circumstances, invests at least 80% of net assets in equity securities of medium-sized companies selected through a value strategy
Small Cap Portfolio	long-term growth of capital	under normal circumstances, invests at least 80% of net assets in equity securities of small companies

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Seasons Select Portfolios
Portfolio	Investment Goal	Principal Investment Strategy
International Equity Portfolio	long-term growth of capital	under normal circumstances, invests at least 80% of net assets in equity securities of issuers in at least three countries other than the U.S.
Diversified Fixed Income Portfolio	relatively high current income and secondarily capital appreciation	under normal circumstances, invests at least 80% of net assets in fixed income securities, including U.S. and foreign government securities, mortgage-backed securities, investment grade debt securities, and high yield/high risk bonds (“junk bonds”)
Cash Management Portfolio	high current yield while preserving capital	invests in a diversified selection of money market instruments

Each Seasons Select Portfolio except the Cash Management Portfolio, is managed by multiple Managers, and we call these Portfolios the “Multi-Managed Seasons Select Portfolios.” Each Multi-Managed Seasons Select Portfolio offers you access to at least three different professional Managers, one of which may be SunAmerica, and each of which advises a separate portion of the Portfolio. To balance the risks of an actively managed portfolio, each Multi-Managed Seasons Select Portfolio includes a passively-managed index component, currently managed by AIG Global Investment Corp. (“AIGGIC”) that seeks to track a target index or a subset of an index.

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The following chart shows the investment goal and principal investment strategy of each of the Seasons Focused Portfolios.

A “Focus” Strategy — one in which a Manager actively invests in a small number of holdings which constitute some of its favorite stock-picking ideas at any given moment. A focus philosophy reflects the belief that, over time, the performance of most investment managers’ “highest confidence” stocks exceeds that of their more diversified portfolios. Each Manager of the Focused Portfolios will generally invest in up to 10 securities, and each of these Portfolios will generally hold up to a total of 30 securities. Examples of when a Portfolio may hold more than the specified number of securities include, but are not limited to, re-balancing or purchase and sale transactions, including following the employment of a new Manager to manage a Portfolio or a portion of a Portfolio. In this situation the new Manager may be selling securities and buying new securities at the same time, resulting in the Portfolio holding more than its usual number of holdings. Each Manager may invest in additional financial instruments for the purpose of cash management or to hedge a security position.
Active Trading:  A strategy used whereby a Portfolio may engage in frequent trading of securities to achieve its investment goal.
Market Capitalization represents the total market value of the outstanding securities of a corporation.

Seasons Focused Portfolios
Portfolio	Investment Goal	Strategy
Focus Growth Portfolio	long-term growth of capital	active trading of equity securities selected on the basis of growth criteria, without regard to market capitalization
Focus TechNet Portfolio	long-term growth of capital	active trading of equity securities of companies that demonstrate the potential for long-term growth of capital and that the Managers believe will benefit significantly from technological advances or improvements, without regard to market capitalization. Under normal circumstances, at least 80% of net assets will be invested in such securities
Focus Growth and Income Portfolio	long-term growth of capital and current income	active trading of equity securities selected to achieve a blend of growth companies, value companies and companies that the Managers believe have elements of growth and value, issued by large-cap companies including those that may offer the potential for a reasonable level of current income. Each Manager may emphasize either a growth orientation or a value orientation at any particular time
Focus Value Portfolio	long-term growth of capital	active trading of equity securities selected on the basis of value criteria, without regard to market capitalization

The Seasons Focused Portfolios offer you access to several different professional Managers, one of which may be SunAmerica, and each of which advises a separate portion of the Portfolio. Each Manager actively selects a limited number of stocks that represent some of their favorite ideas. This “Focus” approach to investing results in a more concentrated portfolio, which will be less diversified than other Portfolios, and may be subject to greater market risks.

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SunAmerica initially allocated the assets of each Multi-Managed Seasons Select Portfolio and Seasons Focused Portfolio among the Managers for a Portfolio in a manner designed to maximize investment efficiency. SunAmerica allocates new cash from share purchases over redemption requests equally among the Managers, unless SunAmerica determines that a different allocation of assets would be in the best interests of a Portfolio and its shareholders. SunAmerica intends, on a quarterly basis, to review the asset allocation in each Multi-Managed Seasons Select Portfolio and Seasons Focused Portfolio to determine the extent to which the portion of assets managed by a Manager differs from that portion managed by any other Manager of the Portfolio. If SunAmerica determines that the difference is significant, SunAmerica will then re-allocate cash flows among the Managers, differently from the manner described above, in an effort to effect a re-balancing of the Portfolio’s asset allocation. In general, SunAmerica will not rebalance or reallocate the existing assets of a Multi-Managed Seasons Select Portfolio or Seasons Focused Portfolio among Managers. However, SunAmerica reserves the right, subject to the review of the Board, to reallocate assets from one Manager to another when it would be in the best interests of a Portfolio and its shareholders to do so. In some instances, where a reallocation results in any rebalancing of the Portfolio from a previous allocation, the effect of the reallocation may be to shift assets from a better performing Manager to a portion of the Portfolio with a relatively lower total return.

Q:	What are the principal risks of investing in the Portfolios?

A:	The following section describes the principal risks of each Portfolio. The charts herein also describe various additional risks.

Management Risks

Each Portfolio, Seasons Select Portfolio and Seasons Focused Portfolio is subject to the risk that the selection of investments for the Portfolio may not produce the desired result.

Risks of Investing in Equity Securities

The Multi-Managed Growth, Multi-Managed Moderate Growth, Asset Allocation: Diversified Growth, Stock, Large Cap Growth, Large Cap Composite, Large Cap Value, Mid Cap Growth, Mid Cap Value, Small Cap, International Equity, Focus Growth, Focus TechNet, Focus Growth and Income and Focus Value Portfolios invest primarily in equity securities. In addition the Multi-Managed Income/Equity Portfolio invests significantly in equity securities.

As with any equity fund, the value of your investment in any of these Portfolios may fluctuate in response to stock market movements. This type of fluctuation is expected to increase as a Portfolio’s investments in equity securities, which also increases the risk that you may lose money during declines in the stock market. You should be aware that the performance of different types of equity securities may rise or decline under varying market conditions — for example, “value” stocks may perform well under circumstances in which “growth” stocks in general have fallen, and vice versa. In addition, individual stocks selected for any of these Portfolios may underperform the market generally, relevant benchmarks or other funds with comparable investment objectives and strategies.

Risks of Investing in Growth Stocks

Growth stocks are historically volatile, which will particularly affect the Multi-Managed Growth, Multi-Managed Moderate Growth, Asset Allocation: Diversified Growth, Stock, Large Cap Growth, Large Cap Composite, Mid Cap Growth, Small Cap, Focus Growth, Focus Growth and Income and Focus TechNet Portfolios.

Risks of Investing in Value Stocks

The risk that the portfolio manager’s judgments that a particular security is undervalued in relation to the company’s fundamental economic value may prove incorrect, will particularly affect the Focus Growth and Income, Focus Value, Large Cap Value and Mid Cap Value Portfolios.

Risks of Indexing

A component of the following portfolios is managed to track the performance of an index: Large Cap Growth Portfolio, Large Cap Composite Portfolio, Large Cap Value Portfolio, Mid Cap Growth Portfolio, Mid Cap Value Portfolio, Small Cap Portfolio, International Equity Portfolio and

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Diversified Fixed Income Portfolio. The Manager of such components, AIGGIC, may endeavor to track the index by purchasing every stock included in the index in the same proportions. Or, in the alternative, the Manager may invest in a sampling of index stocks by utilizing a statistical technique known as “optimization.” The goal of optimization is to select stocks which ensure that various industry weightings, market capitalizations and fundamental characteristics (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the index. If this component of such Portfolio does not adequately track the characteristics of the index, it is likely that the performance of this component will not be similar to the performance of the index and, therefore, may have an impact on the overall performance of the Portfolio. The index component will not sell securities in its portfolio or buy different securities over the course of a year other than in conjunction with changes in its index, raising funds to meet redemptions or rebalancing the portfolio, even if there are adverse developments concerning a particular security, company or industry.

Risks of Investing in Technology Companies

The Focus TechNet Portfolio invests at least 80% of net assets in securities of companies that the Managers believe will benefit significantly from technological advances or improvements (“technology companies”). Technology companies may react similarly to certain market pressures and events. They may be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants, and obsolescence of existing technology. As a result, the returns of a Portfolio may be considerably more volatile than those of a portfolio that does not invest in technology companies. Technology company risk will also affect the Mid Cap Growth Portfolio.

Risks of Investing in Bonds

The Multi-Managed Income/Equity, Multi-Managed Income, Diversified Fixed Income and Strategic Fixed Income Portfolios invest primarily in bonds. In addition, the Multi-Managed Growth, Multi-Managed Moderate Growth and Asset Allocation: Diversified Growth Portfolios each invests significantly in bonds.

As with any bond fund, the value of your investment in these Portfolios may go up or down in response to changes in interest rates or defaults (or even the potential for future default) by bond issuers. To the extent a Portfolio is invested in bonds, movements in the bond market generally may affect its performance. In addition, individual bonds selected for any of these Portfolios may underperform the market generally.

Risks of Investing in Junk Bonds

All Portfolios except the Stock, Mid Cap Growth and Cash Management Portfolios may invest to varying degrees in high yield/high risk securities, also known as “junk bonds,” which are considered speculative. Junk bonds carry a substantial risk of default or changes in the issuer’s creditworthiness, or they may already be in default. A junk bond’s market price may fluctuate more than higher-quality securities and may decline significantly. In addition, it may be more difficult for a Portfolio to dispose of junk bonds or to determine their value. Junk bonds may contain redemption or call provisions that, if exercised during a period of declining interest rates, may force a Portfolio to replace the security with a lower yielding security. If this occurs, it will result in a decreased return for you.

Risks of Investing in Money Market Securities

While an investment in the Cash Management Portfolio should present the least market risk of any of the Portfolios, you should be aware that an investment in this Portfolio is subject to the risks that the value of its investments in high-quality short-term debt obligations (“money market securities”) may be affected by changes in interest rates, changes in the rating of an issuer of a money market security and the ability of an issuer to make payments of interest and principal. The Cash Management Portfolio does not seek to maintain a stable net asset value of $1.00.

Risks of Investing Internationally

All Portfolios except the Cash Management Portfolio may invest in foreign securities. The International Equity Portfolio invests at least 80% of its net assets in equity securities of issuers in at least

9	Seasons Series Trust

three countries other than the U.S. These securities may be denominated in currencies other than U.S. dollars. Foreign investing presents special risks, particularly in certain emerging market countries. While investing internationally may reduce your risk by increasing the diversification of your investment, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.

Risks of Investing in Emerging Market Countries

The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing or “emerging market” countries. An emerging market country is generally one with a low or middle income or economy or that is in the early stages of its industrialization cycle and may be more likely to experience political turmoil or rapid changes in economic conditions than developed countries. As a result, these markets are generally more volatile than the markets of developed countries. Each Portfolio other than the Cash Management Portfolio may invest in issuers in emerging market countries. For fixed income investments, an emerging market includes those where the sovereign credit rating is below investment grade.

Risks of Investing in Smaller Companies

All Portfolios except the Diversified Fixed Income and Cash Management Portfolios may invest in equity securities of smaller companies. The Small Cap Portfolio invests at least 80% of net assets in equity securities of smaller companies. Stocks of smaller companies and to a lesser extent, mid-cap companies, may be more volatile than, and not as liquid as, those of larger companies. This will particularly affect the Multi-Managed Growth, Multi-Managed Moderate Growth, Asset Allocation: Diversified Growth, Mid-Cap Growth and Small Cap Portfolios.

Risks of Investing in “Non-Diversified” Portfolios

All Portfolios except for the Asset Allocation: Diversified Growth, Stock, Diversified Fixed Income and Cash Management Portfolios are “non-diversified,” which means that each can invest a larger portion of its assets in the stock of a single company (including one of the Underlying Portfolios) than can some other mutual funds. By concentrating in a smaller number of stocks, a Portfolio’s risk is increased because the effect of each stock on the Portfolio’s performance is greater.

Additional Principal Risks

Finally, shares of Portfolios are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that a Portfolio will be able to achieve its investment goals. If the value of the assets of a Portfolio goes down, you could lose money.

Q:	How have the Seasons Portfolios performed historically?

A:	The following Risk/Return Bar Charts and Tables provide some indication of the risks of investing in the Portfolios by showing changes in the Portfolios’ performance from calendar year to calendar year, and by comparing each Portfolio’s average annual returns with those of an appropriate market index. Fees and expenses incurred at the contract level are not reflected in the bar charts and tables. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how a Portfolio will perform in the future.

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MULTI-MANAGED GROWTH PORTFOLIO

During the period shown in the bar chart, the highest return for a quarter was 12.54% (quarter ended 6/30/03) and the lowest return for a quarter was −16.41% (quarter ended 9/30/01). As of the most recent calendar quarter ended 6/30/07, the year-to-date return was 7.70%.

Average Annual Total Returns	Past	Past	Return Since
(as of the calendar year ended December 31, 2006)	One Year	Five Years	Inception[6]
Multi-Managed Growth Portfolio Class 2	7.14%	5.40%	−0.91%
S&P 500®[1] Class 2	15.79%	6.19%	2.21%
Lehman Brothers U.S. Aggregate Index[2] Class 2	4.33%	5.06%	6.07%
Russell 2000® Index[3] Class 2	18.37%	11.39%	9.63%
Russell 1000® Index[4] Class 2	15.46%	6.82%	2.48%
Blended Benchmark Index[5] Class 2	12.82%	7.45%	5.23%

*	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
[1]	The Standard & Poor’s 500® Composite Stock Price Index (S&P 500®) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
[2]	The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
[3]	The Russell 2000® Index measures the performance of the 2000 smallest companies in the Russell 3000® Index and is widely recognized as representative of small-cap growth stocks.
[4]	The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.
[5]	The Blended Benchmark Index consists of 51% Russell 1000® Index, 27% Lehman Brothers U.S. Aggregate Index, 20% Russell 2000® Index and 2% Treasury Bills.
[6]	Inception date for Class 2 shares is October 16, 2000.

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MULTI-MANAGED MODERATE GROWTH PORTFOLIO

During the period shown in the bar chart, the highest return for a quarter was 10.34% (quarter ended 6/30/03) and the lowest return for a quarter was −12.11% (quarter ended 9/30/01). As of the most recent calendar quarter ended 6/30/07 the year-to-date return was 6.15%.

Average Annual Total Returns	Past	Past	Return Since
(as of the calendar year ended December 31, 2006)	One Year	Five Years	Inception[6]
Multi-Managed Moderate Growth Portfolio Class 2	6.85%	5.07%	0.44%
S&P 500®[1] Class 2	15.79%	6.19%	2.21%
Lehman Brothers U.S. Aggregate Index[2] Class 2	4.33%	5.06%	6.07%
Russell 2000® Index[3] Class 2	18.37%	11.39%	9.63%
Russell 1000® Index[4] Class 2	15.46%	6.82%	2.48%
Blended Benchmark Index[5] Class 2	11.07%	7.14%	5.69%

*	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
[1]	The Standard & Poor’s 500® Composite Stock Price Index (S&P 500®) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
[2]	The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
[3]	The Russell 2000® Index measures the performance of the 2000 smallest companies in the Russell 3000® Index and is widely recognized as representative of small-cap growth stocks.
[4]	The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.
[5]	The Blended Benchmark Index consists of 37.9% Russell 1000® Index, 42.3% Lehman Brothers U.S. Aggregate Index, 18.0% Russell 2000® Index and 1.8% Treasury Bills.
[6]	Inception date for Class 2 shares is October 16, 2000.

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MULTI-MANAGED INCOME/EQUITY PORTFOLIO

During the period shown in the bar chart, the highest return for a quarter was 7.03% (quarter ended 6/30/03) and the lowest return for a quarter was −5.32% (quarter ended 3/31/01). As of the most recent calendar quarter ended 6/30/07 the year-to-date return was 3.31%.

Average Annual Total Returns	Past	Past	Return Since
(as of the calendar year ended December 31, 2006)	One Year	Five Years	Inception[6]
Multi-Managed Income/Equity Portfolio Class 2	4.88%	4.76%	2.70%
S&P 500®[1] Class 2	15.79%	6.19%	2.21%
Lehman Brothers U.S. Aggregate Index[2] Class 2	4.33%	5.06%	6.07%
Russell 1000® Index[3] Class 2	15.46%	6.82%	2.48%
Blended Benchmark Index[4] Class 2	7.98%	5.79%	5.06%

*	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
[1]	The Standard & Poor’s 500® Composite Stock Price Index (S&P 500®) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
[2]	The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
[3]	The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.
[4]	The Blended Benchmark Index consists of 33.4% Russell 1000® Index, 63.8% Lehman Brothers U.S. Aggregate Index, and 2.8% Treasury Bills.
[5]	Inception date for Class 2 shares is October 16, 2000.

13	Seasons Series Trust

MULTI-MANAGED INCOME PORTFOLIO

During the period shown in the bar chart, the highest return for a quarter was 5.33% (quarter ended 6/30/03) and the lowest return for a quarter was −2.64% (quarter ended 6/30/04). As of the most recent calendar quarter ended 6/30/07 the year-to-date return was 2.07%.

Average Annual Total Returns	Past	Past	Return Since
(as of the calendar year ended December 31, 2006)	One Year	Five Years	Inception[5]
Multi-Managed Income Portfolio Class 2	4.22%	4.63%	3.93%
S&P 500®[1] Class 2	15.79%	6.19%	2.21%
Lehman Brothers U.S. Aggregate Index[2] Class 2	4.33%	5.06%	6.07%
Russell 1000® Index[3] Class 2	15.46%	6.82%	2.48%
Blended Benchmark Index[4] Class 2	6.22%	5.46%	5.58%

*	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
[1]	The Standard & Poor’s 500® Composite Stock Price Index (S&P 500®) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
[2]	The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
[3]	The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.
[4]	The Blended Benchmark Index consists of 17.35% Russell 1000® Index, 80.95% Lehman Brothers U.S. Aggregate Index, and 1.7% Treasury Bills.
[5]	Inception date for Class 2 shares is October 16, 2000.

Seasons Series Trust	14

ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO

During the period shown in the bar chart, the highest return for a quarter was 13.03% (quarter ended 6/30/03) and the lowest return for a quarter was −15.04% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/07 the year-to-date return was 7.04%.

Average Annual Total Returns	Past	Past	Return Since
(as of the calendar year ended December 31, 2006)	One Year	Five Years	Inception[8]
Asset Allocation: Diversified Growth Portfolio Class 2	16.76%	6.56%	3.21%
Russell 3000® Index[1] Class 2	15.72%	7.17%	2.99%
S&P 500®[2] Class 2	15.79%	6.19%	2.21%
MSCI EAFE Index[3] Class 2	26.34%	14.98%	7.87%
Lehman Brothers U.S. Aggregate Index[4] Class 2	4.33%	5.06%	6.07%
JP Morgan Developed Market High Yield Index[5] Class 2	11.58%	10.61%	8.76%
MSCI Emerging Markets Free IndexSM 6 Class 2	32.59%	26.97%	30.36%[9]
Blended Benchmark Index[7] Class 2	16.14%	9.92%	5.58%[9]

*	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
[1]	The Russell 3000® Index measures the performance of the 3,000 largest U.S. Companies based on total market capitalization, which represents approximately 98% of the investable U.S.-equity market.
[2]	The Standard & Poor’s 500® Composite Stock Price Index (S&P 500®) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
[3]	The Morgan Stanley Capital International (MSCI) EAFE Index (Europe, Australasia, Far East) is a free floating-adjusted market capitalization index that is designed to measure developed market equity performance. The index is comprised of securities from 21 developed markets, excluding U.S. and Canada.
[4]	The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
[5]	The JP Morgan Developed High Yield Index is designed to mirror the investable universe of the US dollar developed high yield corporate debt market, including domestic and international issues. International issues are comprised of only developed market issues.
[6]	The Morgan Stanley Capital International (MSCI) Emerging Markets Free IndexSM measures the performance of companies representative of the market structure of 26 emerging market countries in Europe, Latin America, and the Pacific basin. The MSCI Emerging Markets Free IndexSM excludes closed markets and those shares in otherwise free markets with are not purchasable by foreigners.
[7]	The Blended Benchmark Index consists of 60% Russell 3000® Index, 15% MSCI EAFE Index, 15% Lehman Brothers U.S. Aggregate Index, 5% JP Morgan Developed Market High Yield Index, and 5% MSCI Emerging Markets Free IndexSM. The New Blended Benchmark Index data given is based on information available as of July 31, 2001.
[8]	Inception date for Class 2 shares is October 16, 2000.
[9]	Index inception return is from the month end following the inception date.

15	Seasons Series Trust

STOCK PORTFOLIO

During the period shown in the bar chart, the highest return for a quarter was 16.23% (quarter ended 6/30/03) and the lowest return for a quarter was −15.35% (quarter ended 6/30/02). As of the most recent calendar quarter ended 6/30/07 the year-to-date return was 8.60%.

Average Annual Total Returns	Past	Past	Return Since
(as of the calendar year ended December 31, 2006)	One Year	Five Years	Inception[2]
Stock Portfolio Class 2	13.55%	5.72%	2.31%
S&P 500®[1] Class 2	15.79%	6.19%	2.21%

*	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
[1]	The Standard & Poor’s 500® Composite Stock Price Index (S&P 500®) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
[2]	Inception date for Class 2 shares is October 16, 2000.

Seasons Series Trust	16

LARGE CAP GROWTH PORTFOLIO

During the period shown in the bar chart, the highest return for a quarter was 13.57% (quarter ended 6/30/03) and the lowest return for a quarter was −17.84% (quarter ended 3/31/01). As of the most recent calendar quarter ended 6/30/07 the year-to-date return was 7.94%.

Average Annual Total Returns	Past	Past	Return Since
(as of the calendar year ended December 31, 2006)	One Year	Five Years	Inception[3]
Large Cap Growth Portfolio[1] Class 2	6.86%	3.74%	−2.34%
S&P 500®/Citigroup Growth Index[2] Class 2	11.01%	3.31%	−2.09%[4]

*	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
[1]	Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.
[2]	The S&P 500®/Citigroup Growth Index is constructed by measuring growth and value characteristics of the constituents of the S&P 500® Index across seven factors including: earnings-per-share growth rate, sales-per-share growth rate, internal growth rate, book-to-price ratio, cash flow-to-price ratio, sales-to-price ratio and dividend yield. The index is comprised of stocks identified as pure growth, plus a portion of the market capitalization of stocks that are neither classified as pure growth nor pure value. The style index series is unmanaged and market capitalization weighted.
[3]	Inception date for Class 2 shares is October 16, 2000.
[4]	Index inception return is from the month end following the inception date.

17	Seasons Series Trust

LARGE CAP COMPOSITE PORTFOLIO

During the period shown in the bar chart, the highest return for a quarter was 14.14% (quarter ended 6/30/03) and the lowest return for a quarter was −16.18% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/07 the year-to-date return was 7.32%.

Average Annual Total Returns	Past	Past	Return Since
(as of the calendar year ended December 31, 2006)	One Year	Five Years	Inception[3]
Large Cap Composite Portfolio[1] Class 2	14.19%	4.62%	0.21%
S&P 500®[2] Class 2	15.79%	6.19%	2.21%

*	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
[1]	Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.
[2]	The Standard & Poor’s 500® Composite Stock Price Index (S&P 500®) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
[3]	Inception date for Class 2 shares is October 16, 2000.

Seasons Series Trust	18

LARGE CAP VALUE PORTFOLIO

During the period shown in the bar chart, the highest return for a quarter was 17.99% (quarter ended 6/30/03) and the lowest return for a quarter was −19.49% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/07 the year-to-date return was 7.76%.

Average Annual Total Returns	Past	Past	Return Since
(as of the calendar year ended December 31, 2006)	One Year	Five Years	Inception[3]
Large Cap Value Portfolio[1] Class 2	19.76%	7.53%	7.36%
S&P 500®/Citigroup Value Index[2] Class 2	20.80%	9.06%	5.10%[4]

*	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
[1]	Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.
[2]	The S&P 500®/Citigroup Value Index is constructed by measuring growth and value characteristics of the constituents of the S&P 500® Index across seven factors including: earnings-per-share growth rate, sales-per-share growth rate, internal growth rate, book-to-price ratio, cash flow-to-price ratio, sales-to-price ratio and dividend yield. The index is comprised of stocks identified as pure value, plus a portion of the market capitalization of stocks that are neither classified as pure growth nor pure value. The style index series is unmanaged and market capitalization weighted.
[3]	Inception date for Class 2 shares is October 16, 2000.
[4]	Index inception return is from the month end following the inception date.

19	Seasons Series Trust

MID CAP GROWTH PORTFOLIO

During the period shown in the bar chart, the highest return for a quarter was 22.74% (quarter ended 12/31/01) and the lowest return for a quarter was −24.40% (quarter ended 9/30/01). As of the most recent calendar quarter ended 6/30/07 the year-to-date return was 11.95%.

Average Annual Total Returns	Past	Past	Return Since
(as of the calendar year ended December 31, 2006)	One Year	Five Years	Inception[3]
Mid Cap Growth Portfolio[1] Class 2	11.49%	9.13%	3.67%
Russell Midcap® Growth Index[2] Class 2	10.66%	8.22%	–0.10%

*	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
[1]	Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.
[2]	Russell Midcap® Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index.
[3]	Inception date for Class 2 shares is October 16, 2000.

Seasons Series Trust	20

MID CAP VALUE PORTFOLIO

During the period shown in the bar chart, the highest return for a quarter was 15.49% (quarter ended 6/30/03) and the lowest return for a quarter was −15.80% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/07 the year-to-date return was 9.69%.

Average Annual Total Returns	Past	Past	Return Since
(as of the calendar year ended December 31, 2006)	One Year	Five Years	Inception[3]
Mid Cap Value Portfolio[1] Class 2	15.52%	13.25%	14.29%
Russell Midcap® Value Index[2] Class 2	20.22%	15.88%	15.25%

*	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
[1]	Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.
[2]	Russell Midcap® Value Index is an unmanaged index of common stock prices that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000® Value Index.
[3]	Inception date for Class 2 shares is October 16, 2000.

21	Seasons Series Trust

SMALL CAP PORTFOLIO

During the period shown in the bar chart, the highest return for a quarter was 20.03% (quarter ended 6/30/03) and the lowest return for a quarter was −22.97% (quarter ended 9/30/01). As of the most recent calendar quarter ended 6/30/07 the year-to-date return was 8.60%.

Average Annual Total Returns	Past	Past	Return Since
(as of the calendar year ended December 31, 2006)	One Year	Five Years	Inception[3]
Small Cap Portfolio[1] Class 2	14.60%	6.06%	1.57%
Russell 2000® Index[2] Class 2	18.37%	11.39%	9.63%

*	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
[1]	Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001. Effective February 14, 2005, Salomon Brothers Asset Management, Inc. replaced Lord Abbett & Co. as manager of a component of the Portfolio. Effective December 1, 2006, ClearBridge Advisor, LLC replaced Salomon Brothers Asset Management, Inc. as manager of a component of the Portfolio.
[2]	Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index and is widely recognized as representative of small-cap growth stocks.
[3]	Inception date for Class 2 shares is October 16, 2000.

Seasons Series Trust	22

INTERNATIONAL EQUITY PORTFOLIO

During the period shown in the bar chart, the highest return for a quarter was 17.77% (quarter ended 6/30/03) and the lowest return for a quarter was −22.51% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/07 the year-to-date return was 10.76%.

Average Annual Total Returns	Past	Past	Return Since
(as of the calendar year ended December 31, 2006)	One Year	Five Years	Inception[3]
International Equity Portfolio[1] Class 2	23.73%	10.79%	3.12%
MSCI EAFE Index[2] Class 2	26.34%	14.98%	7.87%

*	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
[1]	Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.
[2]	The Morgan Stanley Capital International (MSCI) EAFE Index (Europe, Australasia, Far East) is a free floating-adjusted market capitalization index that is designed to measure developed market equity performance. The index is comprised of securities from 21 developed markets, excluding U.S. and Canada.
[3]	Inception date for Class 2 shares is October 16, 2000.

23	Seasons Series Trust

DIVERSIFIED FIXED INCOME PORTFOLIO

During the period shown in the bar chart, the highest return for a quarter was 4.37% (quarter ended 9/30/02) and the lowest return for a quarter was −3.01% (quarter ended 6/30/04). As of the most recent calendar quarter ended 6/30/07 the year-to-date return was 0.47%.

Average Annual Total Returns	Past	Past	Return Since
(as of the calendar year ended December 31, 2006)	One Year	Five Years	Inception[3]
Diversified Fixed Income Portfolio[1] Class 2	3.28%	3.96%	4.29%
Lehman Brothers U.S. Aggregate Index[2] Class 2	4.33%	5.06%	6.07%

*	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
[1]	Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.
[2]	The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
[3]	Inception date for Class 2 shares is October 16, 2000.

Seasons Series Trust	24

CASH MANAGEMENT PORTFOLIO

During the period shown in the bar chart, the highest return for a quarter was 1.25% (quarter ended 9/30/06) and the lowest return for a quarter was 0.00% (quarter ended 6/30/04). As of the most recent calendar quarter ended 6/30/07 the year-to-date return was 2.33%.

Average Annual Total Returns	Past	Past	Return Since
(as of the calendar year ended December 31, 2006)	One Year	Five Years	Inception[2]
Cash Management Portfolio[1] Class 2	4.38%	1.68%	2.06%
US Treasury Bills, 0-3 Months Index Class 2	4.67%	2.35%	2.62%[3]

*	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
[1]	Effective February 14, 2005, Columbia Management Advisors, LLC (formerly Banc of America Capital Management, LLC) assumed management of the Portfolio. The Portfolio was previously managed by SunAmerica, the Adviser.
[2]	Inception date for Class 2 shares is October 16, 2000.
[3]	Index inception return is from the month end following the inception date.

25	Seasons Series Trust

FOCUS GROWTH PORTFOLIO

During the period shown in the bar chart, the highest return for a quarter was 17.92% (quarter ended 6/30/03) and the lowest return for a quarter was −16.72% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/07 the year-to-date return was 7.48%.

Average Annual Total Returns	Past	Past	Return Since
(as of the calendar year ended December 31, 2006)	One Year	Five Years	Inception[4]
Focus Growth Portfolio[1] Class 2	5.79%	4.47%	0.05%
Russell 3000® Growth Index[2] Class 2	9.46%	3.02%	−3.81%
S&P 500®[3] Class 2	15.79%	6.19%	2.21%

*	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
[1]	Effective October 1, 2002, Salomon Brothers Asset Management, Inc. replaced Jennison Associates LLC as manager of a component of the portfolio. Effective February 14, 2005, Credit Suisse Asset Management, LLC and Janus Capital Management LLC replaced Fred Alger Management, Inc. and Salomon Brothers Asset Management, Inc. as managers of components of the Portfolio. Effective August 23, 2006, Credit Suisse Asset Management, LLC no longer serves as a subadviser to a component of the Portfolio. SunAmerica assumed management of that component of the Portfolio.
[2]	The Russell 3000® Growth Index measures the performance of those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in the index are also members of the Russell 3000® Growth or the Russell 2000® Growth indexes. The change in indices was made because the Russell 3000® Growth Index is more representative of the Portfolio’s investment strategy.
[3]	The Standard & Poor’s 500® Composite Stock Price Index (S&P 500®) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
[4]	Inception date for Class 2 shares is October 16, 2000.

Seasons Series Trust	26

FOCUS TECHNET PORTFOLIO

During the period shown in the bar chart, the highest return for a quarter was 47.62% (quarter ended 12/31/01) and the lowest return for a quarter was −48.47% (quarter ended 9/30/01). As of the most recent calendar quarter ended 6/30/07 the year-to-date return was 9.67%.

Average Annual Total Returns	Past	Past	Return Since
(as of the calendar year ended December 31, 2006)	One Year	Five Years	Inception[3]
Focus TechNet Portfolio[1] Class 2	−0.58%	4.58%	−7.64%
NASDAQ 100® Index[2] Class 2	7.28%	2.48%	−4.43%

*	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
[1]	Effective March 4, 2003, Van Wagoner Capital Management, Inc. (“Van Wagoner”) was terminated as a subadviser for a component of the Focus TechNet Portfolio. SunAmerica, investment adviser and manager, monitored that component of the Portfolio until September 15, 2003 when BAMCO, Inc. was engaged as subadviser to such component of the portfolio.
[2]	The NASDAQ® 100 Index is a market capitalization weighted, unmanaged index of 100 of the largest non-financial domestic common stocks listed on the National Market tier of the NASDAQ Stock Market.
[3]	Inception date for Class 2 shares is December 29, 2000.

27	Seasons Series Trust

FOCUS GROWTH AND INCOME PORTFOLIO

During the period shown in the bar chart, the highest return for a quarter was 19.03% (quarter ended 6/30/03) and the lowest return for a quarter was −17.89% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/07 the year-to-date return was 6.15%.

Average Annual Total Returns	Past	Past	Return Since
(as of the calendar year ended December 31, 2006)	One Year	Five Years	Inception[3]
Focus Growth and Income Portfolio[1] Class 2	18.65%	8.12%	3.17%
S&P 500®[2] Class 2	15.79%	6.19%	2.94%

*	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
[1]	Effective October 1, 2001, an additional Manager, Harris Associates L.P., assumed management for a component of the Portfolio. Additionally, effective July 29, 2002, Thornburg Investment Management, Inc. replaced SunAmerica, the Adviser, for another component of the Portfolio. Effective August 1, 2005, Harris Associates L.P., was replaced as manager for a component of the Portfolio. SunAmerica, as Adviser, has assumed management of that component of the Portfolio.
[2]	The Standard & Poor’s 500® Composite Stock Price Index (S&P 500®) is an unmanaged weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
[3]	Inception date for Class 2 shares is December 29, 2000.

Seasons Series Trust	28

FOCUS VALUE PORTFOLIO

During the period shown in the bar chart, the highest return for a quarter was 20.75% (quarter ended 6/30/03) and the lowest return for a quarter was −18.07% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/07 the year-to-date return was 12.05%.

Average Annual Total Returns	Past	Past	Return Since
(as of the calendar year ended December 31, 2006)	One Year	Five Years	Inception[4]
Focus Value Portfolio[1] Class 2	23.69%	11.59%	14.51%
Russell 3000® Value Index[2] Class 2	22.34%	11.20%	12.27%
Russell 1000® Value Index[3] Class 2	22.25%	10.86%	11.82%

*	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
[1]	Effective June 16, 2003, J.P. Morgan Investment Management Inc. replaced Thornburg Investment Management, Inc. as manager of a component of the Portfolio. Effective January 23, 2006, Northern Trust Investments, N.A. (NTI) replaced American Century Investment Management, Inc. as manager of a component of the Portfolio.
[2]	The Russell 3000® Value Index is an unmanaged index of common stock prices that measures the performance of those Russell 3000® companies with lower price-to-book ratios and lower forecasted growth values.
[3]	The Russell 1000® Value Index measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.
[4]	Inception date for Class 2 shares is October 1, 2001.

29	Seasons Series Trust

EXPENSE SUMMARY

The table below describes the fees and expenses you may pay if you remain invested in each Portfolio. Each Portfolio’s annual operating expenses do not reflect the separate account fees charged in the Variable Contracts, as defined herein, in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)

			Multi-Managed
	Multi-Managed Growth	Multi-Managed Moderate	Income/Equity
	Portfolio(2)(5)	Growth Portfolio(2)(5)	Portfolio(2)(5)
	Class 2	Class 2	Class 2

Management Fees	0.89%	0.85%	0.81%
Service (12b-1) Fees	0.15%	0.15%	0.15%
Other Expenses	0.17%	0.11%	0.12%
Total Annual Portfolio Operating Expenses	1.21%	1.11%	1.08%

		Asset Allocation:
	Multi-Managed Income	Diversified	Stock
	Portfolio(2)(5)	Growth Portfolio(2)(3)(4)	Portfolio(2)
	Class 2	Class 2	Class 2

Management Fees	0.77%	0.83%	0.84%
Service (12b-1) Fees	0.15%	0.15%	0.15%
Other Expenses	0.15%	0.21%	0.09%
Acquired Portfolio Fees and Expenses	0.00%	0.02%	N/A
Total Annual Portfolio Operating Expenses	1.07%	1.21%	1.08%

	Large Cap Growth	Large Cap Composite	Large Cap Value
	Portfolio(2)(5)	Portfolio(1)(2)(5)	Portfolio(2)(5)
	Class 2	Class 2	Class 2

Management Fees	0.80%	0.80%	0.79%
Service (12b-1) Fees	0.15%	0.15%	0.15%
Other Expenses	0.13%	0.38%	0.11%
Total Annual Portfolio Operating Expenses	1.08%	1.33%	1.05%

	Mid Cap Growth	Mid Cap Value	Small Cap
	Portfolio(2)(5)	Portfolio(2)(5)	Portfolio(1)(2)(5)(7)
	Class 2	Class 2	Class 2

Management Fees	0.85%	0.85%	0.85%
Service (12b-1) Fees	0.15%	0.15%	0.15%
Other Expenses	0.16%	0.12%	0.22%
Total Annual Portfolio Operating Expenses	1.16%	1.12%	1.22%

	International Equity	Diversified Fixed Income	Cash Management
	Portfolio(1)(2)(5)(7)	Portfolio(5)	Portfolio
	Class 2	Class 2	Class 2

Management Fees	0.94%	0.70%	0.45%
Service (12b-1) Fees	0.15%	0.15%	0.15%
Other Expenses	0.31%	0.10%	0.10%
Total Annual Portfolio Operating Expenses	1.40%	0.95%	0.70%

Seasons Series Trust	30

	Focus Growth	Focus TechNet
	Portfolio(1)(2)(7)	Portfolio(1)(6)
	Class 2	Class 2

Management Fees	1.00%	1.20%
Service (12b-1) Fees	0.15%	0.15%
Other Expenses	0.10%	0.30%
Total Annual Portfolio Operating Expenses	1.25%	1.65%

	Focus Growth and Income	Focus Value
	Portfolio(1)(7)	Portfolio(1)(2)(7)
	Class 2	Class 2

Management Fees	1.00%	1.00%
Service (12b-1) Fees	0.15%	0.15%
Other Expenses	0.15%	0.12%
Acquired Portfolio Fees and Expenses	N/A	N/A
Total Annual Portfolio Operating Expenses	1.30%	1.27%

(1)	The Adviser is voluntarily waiving fees and/or reimbursing expenses so that the total net expense ratios for the following Portfolio classes do not exceed the amounts set forth below:

Class 2

Large Cap Composite Portfolio	1.25%
Small Cap Portfolio	1.30%
International Equity Portfolio	1.45%
Focus Growth Portfolio	1.45%
Focus TechNet Portfolio	1.65%
Focus Growth and Income Portfolio	1.45%
Focus Value Portfolio	1.45%

These waivers and reimbursements will continue indefinitely, but may be terminated at any time. The voluntary waivers and/or reimbursements described above are subject to recoupment by the Adviser from the Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser and maintain the voluntary expense limitations listed above.

(2)	Through expense offset arrangements resulting from broker commission recapture, a portion of the Portfolio’s other expenses have been reduced. For the year ended March 31, 2007, broker commission recapture amounts received by certain Portfolios were used to offset the Portfolio’s other expenses. “Other Expenses” do not take into account these expense reductions and are therefore higher than the other expenses of the Portfolio. Had the expense reductions been taken into account, “Total Annual Portfolio Operating Expenses” for Class 2 would have been as follows:

Class 2

Multi–Managed Growth Portfolio	1.19%
Multi–Managed Moderate Growth Portfolio	1.09%
Multi–Managed Income/Equity Portfolio*	1.08%
Multi–Managed Income Portfolio*	1.07%
Asset Allocation: Diversified Growth Portfolio	1.19%
Stock Portfolio*	1.08%
Large Cap Growth Portfolio*	1.08%
Large Cap Composite Portfolio	1.32%
Large Cap Value Portfolio*	1.05%
Mid Cap Growth Portfolio*	1.16%
Mid Cap Value Portfolio*	1.12%
Small Cap Portfolio	1.19%
International Equity Portfolio*	1.40%
Focus Growth Portfolio	1.24%
Focus Value Portfolio*	1.27%

*	The amount by which brokerage commission recapture amounts reduced Portfolio expenses was less than 0.01%.

31	Seasons Series Trust

(3)	The Adviser is voluntarily waiving on an annual basis 0.10% of the Management Fees. Because the waiver is voluntary, it is not reflected as a reduction of the “Total Annual Portfolio Operating Expenses” listed above. In addition, this additional waived amount will not be taken into account when determining the ability of the Adviser to recoup any previously waived or reimbursed expenses.

(4)	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of average net assets provided in the Financial Highlights table which reflects the operating expenses of the Portfolios and do not include Acquired Portfolio Fees and Expenses.

(5)	“Other Expenses” include “acquired fund fees and expenses” (i.e., fees and expenses incurred indirectly by these portfolios as a result of investments in shares of one or more “acquired funds”, as defined in the registration form applicable to the portfolios, which generally include investments in other mutual funds, hedge funds, private equity funds, and other pooled investment vehicles), which fees and expenses were less than 0.01%.

(6)	For the fiscal year ended March 31, 2007, based on average daily net assets, the following Portfolio paid amounts to the Adviser to effectuate the recoupment described in footnote (1) and are included in “Total Annual Portfolio Operating Expenses”:

Class 2

Focus Technet Portfolio	0.06%

As of March 31, 2007, the Portfolio listed above had a balance subject to recoupment by the Adviser.

(7)	For the fiscal year ended March 31, 2007, based on average daily net assets, the following Portfolios paid amounts to the Adviser to effectuate the recoupment described in footnote (1). Had the expense recoupment been included in “Total Annual Portfolio Operating Expenses” the ratios would have been as follows:

Class 2

Small Cap Portfolio	1.25%
International Equity Portfolio	1.44%
Focus Growth Portfolio*	1.25%
Focus Growth and Income Portfolio*	1.30%
Focus Value Portfolio*	1.27%

*	The amount by which the recoupment amounts increased Portfolio expenses was less than 0.01%.

As of March 31, 2007, the Portfolios listed above no longer have a balance subject to recoupment by the Adviser.

Seasons Series Trust	32

Example

This Example is intended to help you compare the cost of investing in a Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year, reinvestment of all dividends and distributions, and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Multi-Managed Growth Portfolio*
Class 2 Shares	$123	$384	$665	$1,466
Multi-Managed Moderate Growth Portfolio*
Class 2 Shares	$113	$353	$612	$1,352
Multi-Managed Income Equity Portfolio*
Class 2 Shares	$110	$343	$595	$1,317
Multi-Managed Income Portfolio*
Class 2 Shares	$109	$340	$590	$1,306
Assets Allocation: Diversified Growth Portfolio*
Class 2 Shares	$123	$384	$665	$1,466
Stock Portfolio*
Class 2 Shares	$110	$343	$595	$1,317
Large Cap Growth Portfolio*
Class 2 Shares	$110	$343	$595	$1,317
Large Cap Composite Portfolio*
Class 2 Shares	$135	$421	$729	$1,601
Large Cap Value Portfolio*
Class 2 Shares	$107	$334	$579	$1,283
Mid Cap Growth Portfolio*
Class 2 Shares	$118	$368	$638	$1,409
Mid Cap Value Portfolio*
Class 2 Shares	$114	$356	$617	$1,363
Small Cap Portfolio*
Class 2 Shares	$124	$387	$670	$1,477
International Equity Portfolio*
Class 2 Shares	$143	$443	$766	$1,680
Diversified Fixed Income Portfolio
Class 2 Shares	$97	$303	$525	$1,166
Cash Management Portfolio
Class 2 Shares	$72	$224	$390	$871
Focus Growth Portfolio*
Class 2 Shares	$127	$397	$686	$1,511
Focus TechNet Portfolio
Class 2 Shares	$168	$520	$897	$1,955
Focus Growth and Income Portfolio
Class 2 Shares	$132	$412	$713	$1,568
Focus Value Portfolio*
Class 2 Shares	$129	$403	$697	$1,534

33	Seasons Series Trust

*	The Example does not take into account voluntary fee waivers and/or expense reimbursements by the Adviser and expense reductions resulting from brokerage commission recapture arrangements. The fee waivers and/or expense reimbursements will continue indefinitely, but may be terminated at any time.

The following are your costs after these voluntary fee waivers and/or expense reimbursements and expense reductions:

	1 Year	3 Years	5 Years	10 Years

Multi-Managed Growth Portfolio
Class 2 Shares	$121	$378	$654	$1,443
Multi-Managed Moderate Growth Portfolio
Class 2 Shares	$111	$347	$601	$1,329
Multi-Managed Income Equity Portfolio(1)
Class 2 Shares	$110	$343	$595	$1,317
Multi-Managed Income Portfolio(1)
Class 2 Shares	$109	$340	$590	$1,306
Asset Allocation: Diversified Growth Portfolio
Class 2 Shares	$111	$347	$601	$1,329
Stock Portfolio(1)
Class 2 Shares	$110	$343	$595	$1,317
Large Cap Growth Portfolio(1)
Class 2 Shares	$110	$343	$595	$1,317
Large Cap Composite Portfolio
Class 2 Shares	$126	$393	$681	$1,500
Large Cap Value Portfolio(1)
Class 2 Shares	$107	$334	$579	$1,283
Mid Cap Growth Portfolio(1)
Class 2 Shares	$118	$368	$638	$1,409
Mid Cap Value Portfolio(1)
Class 2 Shares	$114	$356	$617	$1,363
Small Cap Portfolio
Class 2 Shares	$121	$378	$654	$1,443
International Equity Portfolio(1)
Class 2 Shares	$143	$443	$766	$1,680
Focus Growth Portfolio
Class 2 Shares	$126	$393	$681	$1,500
Focus Value Portfolio(1)
Class 2 Shares	$129	$403	$697	$1,534

(1)	The amount of the voluntary fee waiver/or expense reimbursement by SunAmerica was less than 0.01%.

Seasons Series Trust	34

MORE INFORMATION ABOUT THE PORTFOLIOS

Investment Strategies

Each Portfolio has its own investment goal and principal investment strategy for pursuing it as described in the “Trust Highlights.” The charts below summarize information about each Portfolio’s and Managed Component’s investments. We have included a glossary to define the investment and risk terminology used in the charts and throughout this Prospectus. Unless otherwise indicated, investment restrictions, including percentage limitations, apply at the time of purchase. You should consider your ability to assume the risks involved before investing in a Portfolio or Managed Component through the various Variable Contracts.

The Variable Contracts offer four variable investment “Strategies.” You should be aware that if you select a Strategy you will not invest directly in one of the Portfolios. Instead, each Strategy invests in three of the six Seasons Portfolios and the allocation of assets among the Portfolios will vary depending on the objective of the Strategy.

Additional Information about the Seasons Portfolios

Four of the Seasons Portfolios are Multi-Managed Seasons Portfolios, which means that they pursue their investment goals by allocating their assets among three or four Managed Components, as previously indicated in the chart on page 4. If you invest in one of the Multi-Managed Seasons Portfolios, it is important for you to understand how the information in the charts provided below applies specifically to your investment. To summarize the allocation strategy, because the Multi-Managed Growth and Multi-Managed Moderate Growth Portfolios seek long-term growth of capital, each therefore allocates a relatively larger percentage of its assets to the Aggressive Growth/SunAmerica and Growth/Janus components than do the other two Multi-Managed Seasons Portfolios. In contrast, the Multi-Managed Income/Equity and Multi-Managed Income Portfolios focus on preservation of principal or capital and therefore allocate a relatively larger percentage of their assets to the Balanced/Lord Abbett/SunAmerica and Fixed Income/Wellington Management components. The Multi-Managed Income/Equity and the Multi-Managed Income Portfolios do not allocate any percentage of their assets to the Aggressive Growth/SunAmerica component.

You should carefully review the investment goals and policies of each Multi-Managed Seasons Portfolios to understand how each Managed Component applies to an investment in any of the Multi-Managed Season Portfolios. For example, if you select a Strategy that invests heavily in the Multi-Managed Income Portfolio, you should be aware that this Portfolio distributes its assets among the Growth/Janus component, the Balanced/Lord Abbett/SunAmerica component and the Fixed Income/Wellington Management component in a ratio of 8%/8.5%/8.5%/75%, respectively. Also, if you select a Strategy that invests heavily in the Multi-Managed Income Portfolio you should be aware that this Portfolio invests three quarters of its assets in the Fixed Income/Wellington Management component. So, when reviewing the charts provided below, please keep in mind how the investment strategies and risks of each of the Managed Components applies to your investment.

35	Seasons Series Trust

Managed Components
	Aggressive Growth Component/ SunAmerica	Growth Component/ Janus	Balanced Component/ Lord Abbett/ SunAmerica	Fixed Income Component/ Wellington Management
What are the Portfolio’s/Managed Component’s principal investments?	• Equity securities, including those of lesser known or high growth companies or industries, such as technology, telecommunications, media, healthcare, energy and consumer cyclicals: -small-cap stocks	• Equity securities selected for their growth potential: -large-cap stocks -mid-cap stocks -small-cap stocks	• Equity securities:
-large-cap stocks
• Investment grade fixed income securities
• 70%/30% neutral equity/debt weighting for Multi-Managed Growth and Moderate Growth Portfolios (actual weighting may differ)
• 50%/50% neutral equity/debt weighting for Multi-Managed Income/Equity and Income Portfolios (actual weighting may differ)	• U.S. and foreign fixed income securities of varying maturities and risk/return characteristics (at least 80% investment grade securities and at least 80% U.S. dollar denominated securities)
• U.S. government securities
• Pass-through securities
• When-issued and delayed-delivery securities

What other types of investments may the Portfolio/Managed Component significantly invest in?	• Mid-cap stocks • Large-cap stocks • Short-term investments (up to 25%) • Options	• Junk bonds (up to 35%) • Short-term investments (up to 25%)	• Mid-cap stocks • Small-cap stocks (up to 20%) • Short-term investments (up to 25%) • Foreign securities (up to 25%) • ADRs/EDRs/GDRs • Emerging markets • PFICs • Junk bonds (up to 15%)	• Junk bonds (up to 20%) • Short-term investments (up to 20%) • Foreign securities (up to 20% denominated in foreign currencies; up to 100% denominated in U.S. dollars)

Seasons Series Trust	36

Managed Components
Aggressive Growth Component/ SunAmerica	Growth Component/ Janus	Balanced Component/ Lord Abbett/ SunAmerica	Fixed Income Component/ Wellington Management
What other types of investments may the Portfolio/Managed Component use as part of efficient portfolio management or to enhance return?	• Investment grade fixed income securities
• U.S. government securities
• Asset-backed and mortgage-backed securities
• Foreign securities
• ADRs/EDRs/GDRs
• Passive Foreign Investment Companies (PFICs)
• Options and futures
• Special situations	• Investment grade fixed income securities
• U.S. government securities
• Asset-backed and mortgage-backed securities
• Foreign securities
• ADRs/EDRs/GDRs
• Currency transactions
• Currency baskets
• Emerging markets
• Options and futures
• Special situations	• U.S. government securities
• Asset-backed and mortgage-backed securities
• Options and futures
• Special situations
• Currency transactions
• Currency baskets
• Exchange Traded Funds (ETFs)
• Hybrid instruments (up to 10%)
• Currency transactions
• Currency baskets
• PFICs
• Options and futures
• Special situations
• Forward foreign currency exchange contracts
• U.S. Treasury inflation protection securities
• Roll transactions
• Total return swaps (up to 10%)
• Short sales
• Forward commitments

What risks normally affect the Portfolio/Managed Component?	• Active trading
• Derivatives
• Emerging markets
• Foreign exposure
• Growth stocks
• Hedging
• Market volatility
• Non-diversified status
• Prepayment
• Securities selection
• Small and medium sized companies	• Active trading
• Credit quality
• Derivatives
• Emerging markets
• Foreign exposure
• Growth stocks
• Hedging
• Junk bonds
• Market volatility
• Non-diversified status
• Prepayment
• Securities selection
• Small and medium sized companies	• Credit quality
• Derivatives
• Emerging markets
• Foreign exposure
• Hedging
• Interest rate fluctuations
• Market volatility
• Non-diversified status
• Prepayment
• Securities selection
• Small and medium sized companies	• Active trading
• Credit quality
• Currency volatility
• Derivatives
• Emerging markets
• Foreign exposure
• Hedging
• Interest rate fluctuations
• Junk bonds
• Market volatility
• Non-diversified status
• Prepayment
• Securities selection
• Short sales risks

37	Seasons Series Trust

Seasons Portfolios
	Asset Allocation: Diversified Growth Portfolio	Stock Portfolio
What are the Portfolio’s/Managed Component’s principal investments?	• Strategic allocation of approximately 80% (with a range of 65-95%) of net assets to equity securities:
-large-cap stocks
-mid-cap stocks
-small-cap stocks
• Strategic allocation of approximately 20% (with a range of 5-35%) of assets to fixed income securities
	• Foreign securities (up to 60%)	• Common stocks (at least 80% of net assets)
What other types of investments may the Portfolio/Managed Component significantly invest in?	• Junk bonds (up to 20%) • Short-term investments (up to 20%)	• Short-term investments (up to 20%) • Foreign securities (up to 30%) • ADRs/EDRs/GDRs
What other types of investments may the Portfolio/Managed Component use as part of efficient portfolio management or to enhance return?	• Investment grade fixed income securities
• U.S. government securities
• Asset-backed and mortgage-backed securities
• Currency transactions
• Currency baskets
• Emerging markets
• PFICs
• Options and futures
• Special situations
• Hybrid instruments (up to 10%)
• ETFs
• REITs
• Mid-cap stocks
• Investment grade fixed income securities
• U.S. government securities
• Asset-backed and mortgage-backed securities
• Currency transactions
• Currency baskets
• Emerging markets
• PFICs
• REITs
• Options and futures
• Special situations
• Convertible securities and warrants
• ETFs
• Hybrid instruments (up to 10%)

What risks normally affect the Portfolio/Managed Component?	• Active trading
• Credit quality
• Derivatives
• Emerging markets
• Foreign exposure
• Growth stocks
• Hedging
• Interest rate fluctuations
• Junk bonds
• Market volatility
• Prepayment
• Securities selection
	• Small and medium sized companies	• Active trading • Derivatives • Emerging markets • Foreign exposure • Growth stocks • Hedging • Market volatility • Securities selection • Small and medium sized companies

Seasons Series Trust	38

Seasons Select Portfolios
	Large Cap Growth Portfolio	Large Cap Composite Portfolio	Large Cap Value Portfolio
What are the Portfolio’s principal investments?	• Equity securities of large companies (at least 80% of net assets) selected through a growth strategy	• Equity securities of large companies (at least 80% of net assets) that offer the potential for long-term growth of capital or dividends	• Equity securities of large companies (at least 80% of net assets) selected through a value strategy
What other types of investments may the Portfolio significantly invest in?	• Mid-cap stocks • Junk bonds (up to 20%) • Short-term investments (up to 20%) • Foreign securities • Emerging markets • ADRs/EDRs/GDRs • PFICs	• Mid-cap stocks • Junk bonds (up to 15%) • Short-term investments (up to 20%) • Foreign securities (up to 30%) • ADRs/EDRs/GDRs	• Mid-cap stocks • Short-term investments (up to 20%) • Foreign securities (up to 30%) • ADRs/EDRs/GDRs • PFICs
What other types of investments may the Portfolio use as part of efficient portfolio management or to enhance return?	• Small-cap stocks
• Investment grade fixed income securities
• U.S. government securities
• Asset-backed and mortgage-backed securities
• REITs
• Currency transactions
• Currency baskets
• Custodial receipts and trust certificates
• Options and futures
• Options on foreign currency
• Options on securities and securities indices
• Hybrid instruments (up to 10%):
– SPDRs
– iShares
• Interest rate caps, floors and collars
• Special situations
• ETFs
• Unseasoned companies	• Small-cap stocks
• Investment grade fixed income securities
• U.S. government securities
• Asset-backed and mortgage-backed securities
• PFICs
• REITs
• Currency transactions
• Currency baskets
• Emerging markets
• Options and futures
• Hybrid instruments (up to 10%)
• Interest rate swaps, mortgage swaps, caps, floors and collars
• Special situations
• Convertible securities and warrants
• ETFs	• Small-cap stocks
• Junk bonds (up to 10%)
• REITs
• Currency transactions
• Currency baskets
• Emerging markets
• Options and futures
• Hybrid instruments (up to 10%)
• Interest rate swaps, mortgage swaps, caps, floors and collars
• Convertible securities and warrants
• ETFs
• Investment grade fixed income securities
• U.S. government securities
• Asset-backed and mortgage-backed securities
• Special situations

What risks normally affect the Portfolio?	• Active trading
• Credit quality
• Derivatives
• Emerging markets
• Foreign exposure
• Growth stocks
• Hedging
• Indexing
• Interest rate fluctuations
• Junk bonds
• Market volatility
• Non-diversified status
• Prepayment
• Securities selection
• Small and medium sized companies	• Active trading
• Derivatives
• Emerging markets
• Foreign exposure
• Growth stocks
• Hedging
• Indexing
• Junk bonds
• Market volatility
• Non-diversified status
• Securities selection
• Small and medium sized companies	• Active trading
• Derivatives
• Emerging markets
• Foreign exposure
• Hedging
• Indexing
• Junk bonds
• Market volatility
• Non-diversified status
• Securities selection
• Small and medium sized companies
• Value investing

39	Seasons Series Trust

Seasons Select Portfolios
	Mid Cap Growth Portfolio	Mid Cap Value Portfolio	Small Cap Portfolio
What are the Portfolio’s principal investments?	• Equity securities of medium-sized companies (at least 80% of net assets) selected through a growth strategy	• Equity securities of medium-sized companies (at least 80% of net assets) selected through a value strategy	• Equity securities of small companies (at least 80% of net assets)
What other types of investments may the Portfolio significantly invest in?	• Large-cap stocks • Small-cap stocks • Short-term investments (up to 20%) • Foreign securities (up to 30%) • ADRs/EDRs/GDRs • PFICs	• Large-cap stocks • Small-cap stocks • Junk bonds (up to 20%) • Short-term investments (up to 20%) • Foreign securities (up to 30%) • ADRs/EDRs/GDRs • Special situations • PFICs	• Active trading • Junk bonds (up to 20%) • Short-term investments (up to 20%) • Foreign securities (up to 30%) • ADRs/EDRs/GDRs • PFICs • Options and futures
What other types of investments may the Portfolio use as part of efficient portfolio management or to enhance return?	• Investment grade fixed income securities
• U.S. government securities
• Asset-backed and mortgage-backed securities
• REITs
• Currency transactions
• Currency baskets
• Emerging markets
• Options and futures
• Hybrid instruments (up to 10%)
• Interest rate swaps, mortgage swaps, caps, floors and collars
• Convertible securities and warrants
• ETFs
• Special situations	• Investment grade fixed income securities
• U.S. government securities
• Asset-backed and mortgage-backed securities
• REITs
• Currency transactions
• Currency baskets
• Custodial receipts and trust certificates
• Emerging markets
• Options and futures
• Options on foreign currencies
• Options on securities and securities indices
• Hybrid instruments (up to 10%):
– SPDRs
– iShares
• Interest rate caps, floors and collars
• ETFs	• Large-cap stocks
• Mid-cap stocks
• Investment grade fixed income securities
• U.S. government securities
• Asset-backed and mortgage- backed securities
• REITs
• Emerging markets
• Hybrid instruments (up to 10%)
• Interest rate swaps, mortgage swaps, caps, floors and collars
• Special situations
• ETFs
• Unseasoned companies

What risks normally affect the Portfolio?	• Active trading
• Derivatives
• Emerging markets
• Foreign exposure
• Growth stocks
• Hedging
• Indexing
• Market volatility
• Non-diversified status
• Securities selection
• Small and medium sized companies
• Technology sector	• Active trading
• Credit quality
• Derivatives
• Emerging markets
• Foreign exposure
• Hedging
• Indexing
• Interest rate fluctuations
• Junk bonds
• Market volatility
• Non-diversified status
• Prepayment
• Securities selection
• Small and medium sized companies
• Value investing	• Active trading
• Credit quality
• Derivatives
• Emerging markets
• Foreign exposure
• Growth stocks
• Hedging
• Junk bonds
• Indexing
• Interest rate fluctuations
• Market volatility
• Non-diversified status
• Prepayment
• Securities selection
• Small and medium sized companies

Seasons Series Trust	40

Seasons Select Portfolios
	International Equity Portfolio	Diversified Fixed Income Portfolio	Cash Management Portfolio
What are the Portfolio’s principal investments?	• Equity securities (at least 80% of net assets) of issuers in at least three countries other than the U.S.	• Fixed income securities (at least 80% of net assets) including U.S. and foreign government securities (“Net assets” will take into account any borrowings for investment purposes)
• Mortgage-backed securities
• Investment grade fixed income securities
• Foreign securities (up to 30%)
		• Junk bonds (up to 20%)	• A diversified selection of money market instruments
What other types of investments may the Portfolio significantly invest in?	• Large-cap stocks • Mid-cap stocks • Small-cap stocks • Junk bonds (up to 20%) • Short-term investments (up to 20%) • ADRs/EDRs/GDRs • PFICs • Foreign securities • Emerging markets	• Asset-backed and mortgage-backed securities • ADRs/EDRs/GDRs • PFICs • Short-term investments (up to 20%) • ETFs	• Investment grade fixed income securities • U.S. government securities

41	Seasons Series Trust

Seasons Select Portfolios
International Equity Portfolio	Diversified Fixed Income Portfolio	Cash Management Portfolio
What other types of investments may the Portfolio use as part of efficient portfolio management or to enhance return?	• Investment grade fixed income securities
• U.S. government securities
• Asset-backed and mortgage-backed securities
• REITs
• Currency transactions
• Currency baskets
• Custodial receipts and trust certificate
• Options and futures
• Options of foreign currencies
• Options on securities and securities indices
• Hybrid instruments (up to 10%):
– SPDRs
– iShares
• Interest rate caps, floors and collars
• Special situations
• ETFs
• Unseasoned companies	• Currency transactions
• Currency baskets
• Emerging markets
• Options and futures
• Hybrid instruments (up to 10%)
• Interest rate swaps, mortgage swaps, caps, floors and collars
	• Special situations	• Asset-backed and mortgage-backed securities
What risks normally affect the Portfolio?	• Active trading
• Credit quality
• Derivatives
• Emerging markets
• Foreign exposure
• Hedging
• Indexing
• Interest rate fluctuations
• Junk bonds
• Market volatility
• Non-diversified status
• Prepayment
• Securities selection	• Active trading
• Credit quality
• Derivatives
• Emerging markets
• Foreign exposure
• Hedging
• Indexing
• Interest rate fluctuations
• Junk bonds
• Market volatility
• Prepayment
	• Securities selection	• Credit quality • Interest rate fluctuations • Market volatility • Securities selection

Seasons Series Trust	42

Seasons Focused Portfolios
Focus Growth Portfolio	Focus TechNet Portfolio	Focus Growth and Income Portfolio	Focus Value Portfolio
What are the Portfolio’s principal investments?	• Equity securities of companies of any market capitalization – common stocks – preferred stocks – convertible securities – warrants – rights	• Equity securities (at least 80% of net assets will be invested in technology companies)
  – large-cap stocks
  – mid-cap stocks
  – small-cap stocks
  – convertible securities
  – warrants
  – rights
	• Preferred stocks	• Equity securities of large cap companies: – common stocks – preferred stocks – convertible securities – warrants – rights	• Equity securities: – large-cap stocks – mid-cap stocks – small-cap stocks
What other types of investments may the Portfolio significantly invest in?	• Junk bonds (up to 20%) • Foreign securities	• Foreign securities • Junk bonds (up to 20%)	• Mid-cap stocks • Small-cap stocks • Foreign securities • Junk bonds (up to 20%)	• Foreign securities
• Junk bonds (up to 20%)
• Forward foreign currency exchange contracts
• ETFs
• REITs
• ADRs/EDRs/GDRs
• PFICs
• Investment companies
• Convertible securities
• Warrants
• Rights
• Preferred securities

What other types of investments may the Portfolio use as part of efficient portfolio management or to enhance return?	• Short-term investments (up to 20%)
• Defensive instruments
• Options and futures
• Special situations
• Currency transactions
• ETFs
• Fixed-income securities
• Hybrid instruments (up to 10%)
• REITs
• Forward foreign currency exchange contracts	• Short-term investments (up to 20%) • Defensive instruments • Options and futures • Special situations • Currency transactions • Fixed-income securities • Hybrid instruments (up to 10%)	• Short-term investments (up to 25%)
• Defensive instruments
• Options and futures
• Special situations
• Currency transactions
• Fixed-income securities
• Hybrid instruments (up to 10%)
• Forward foreign currency exchange contracts
• ETFs
		• REITs	• Short-term investments (up to 25%) • Defensive instruments • Options and futures • Special situations • Currency transactions • Hybrid instruments (up to 10%) • Fixed income securities

43	Seasons Series Trust

Seasons Focused Portfolios
Focus Growth Portfolio	Focus TechNet Portfolio	Focus Growth and Income Portfolio	Focus Value Portfolio
What risks normally affect the Portfolio?	• Active trading
• Credit quality
• Derivatives
• Foreign exposure
• Growth stocks
• Hedging
• Interest rate fluctuations
• Junk bonds
• Market volatility
• Non-diversified status
• Securities selection
• Small and medium sized companies
• Emerging markets
• Value investing	• Active trading
• Credit quality
• Derivatives
• Emerging markets
• Foreign exposure
• Growth stocks
• Hedging
• Interest rate fluctuations
• Junk bonds
• Market volatility
• Non-diversified
status
• Securities selection
• Small and medium sized companies
• Technology sector	• Active trading
• Credit quality
• Derivatives
• Foreign exposure
• Growth stocks
• Hedging
• Interest rate fluctuations
• Junk bonds
• Market volatility
• Non-diversified status
• Securities selection
• Small and medium sized companies
• Emerging markets
• Value investing	• Active trading
• Derivatives
• Foreign exposure
• Growth stocks
• Hedging
• Junk bonds
• Market volatility
• Non-diversified status
• Securities selection
• Small and medium sized companies
• Value investing

Seasons Series Trust	44

GLOSSARY

Investment Terminology

A currency basket consists of specified amounts of currencies of certain foreign countries.

Currency transactions include the purchase and sale of currencies to facilitate the settlement of securities transactions and forward currency contracts, which are used to hedge against changes in currency exchange rates or to generate income. For example, a Portfolio may enter into foreign forward currency exchange contracts to gain exposure to a country or region.

Custodial receipts and trust certificates represent interests in securities held by a custodian or trustee. The securities so held may include U.S. government securities or other types of securities in which certain Portfolios may invest. The custodial receipts or trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party has entered into an interest rate swap or other arrangement with the custodian or trustee. For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. government or other issuer of the securities held by the custodian or trustee. If for tax purposes a Portfolio is not considered to be the owner of the underlying securities held in the custodial or trust account, the Portfolio may suffer adverse tax consequences. As a holder of custodial receipts and trust certificates, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account or trust. Certain Portfolios may also invest in separately issued interests in custodial receipts and trust certificates.

Defensive instruments include high quality fixed income securities, repurchase agreements and other money market instruments. A Portfolio will make temporary defensive investments in response to adverse market, economic, political or other conditions. When a Portfolio takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, a Portfolio may not achieve its investment goal.

Equity securities, such as common stocks, represent shares of equity ownership in a corporation. Common stocks may or may not receive dividend payments. Certain securities have common stock characteristics, including certain convertible securities such as convertible preferred stock, convertible bonds, warrants and rights, and may be classified as equity securities. Investments in equity securities and securities with equity characteristics include:

•	Convertible securities are securities (such as bonds or preferred stocks) that may be converted into common stock of the same or a different company.

•	Market capitalization ranges. Companies are determined to be large-cap companies, mid-cap companies, or small-cap companies based upon the total market value of the outstanding securities of the company at the time of purchase. Large-Cap companies will generally include companies whose market capitalizations, at the time of purchase, are equal to or greater than the smallest company in the Russell 1000® Index during the most recent 12-month period. During the 12-month period ending May 31, 2007, the smallest company in the Russell 1000® Index during the most recent 12-months had a market-cap of $1.26 billion. Mid-Cap companies will generally include companies whose market capitalizations, at time of purchase, range from the smallest company included in the Russell Midcap® Index to the largest company in the Russell Midcap® Index during the most recent 12-month period. During the 12-month period ending May 31, 2007, the smallest company in the Russell Midcap® Index had a market-cap of $1.26 billion and the largest company in the Russell Midcap® Index had a market-cap of $30.0 billion. The Mid Cap Growth Portfolio will consider mid-cap companies as those companies that fall within the capitalization range of either the Russell Midcap® Index or the S&P MidCap 400® Index. Small-Cap companies will generally include companies whose market capitalizations, at time of purchase, are equal to or less than the largest company in the Russell 2000® Index during the most recent 12-month period. During the 12-month period ending May 31, 2007, the largest company in the Russell 2000® index had a market-cap of $4.85 billion.

45	Seasons Series Trust

Due to fluctuations in market conditions, there may be some overlap among capitalization categories. The market capitalization of companies within any Portfolio’s investments may change over time; however, a Portfolio will not sell a stock just because a company has grown to a market capitalization outside the appropriate range. The Portfolios may, on occasion, purchase companies with a market capitalization above or below the range.

•	Warrants are rights to buy common stock of a company at a specified price during the life of the warrant.

•	Rights represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public.

Exchange Traded Funds (ETFs) are a type of investment company bought and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market index. The risk of owning an ETF reflects the risk of owning securities in the underlying index it is designed to track. Lack of liquidity in an ETF results in it being more volatile. In addition, as an investment company ETFs are subject to fees and expenses.

Fixed income securities are broadly classified as securities that provide for periodic payment, typically interest or dividend payments, to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others do not provide for repayment of a principal amount. The issuer of a senior fixed income security is obligated to make payments on this security ahead of other payments to security holders. Investments in fixed income securities include:

•	U.S. government securities are issued or guaranteed by the U.S. government, its agencies and instrumentalities. Some U.S. government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer’s right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

•	An investment grade fixed income security is rated in one of the top four rating categories by a debt rating agency (or is considered of comparable quality by the Manager).

•	A junk bond is a high yield, high risk bond that does not meet the credit quality standards of an investment grade security.

•	Pass-through securities involve various debt obligations that are backed by a pool of mortgages or other assets. Principal and interest payments made on the underlying asset pools are typically passed through to investors. Types of pass-through securities include mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities, and asset-backed securities.

•	Preferred stocks receive dividends at a specified rate and have preference over common stock in the payment of dividends and the liquidation of assets.

•	Zero-Coupon Bonds, Deferred Interest Bonds and PIK Bonds. Zero coupon and deferred interest bonds are debt obligations issued or purchased at a significant discount from face value. A step-coupon bond is one in which a change in interest rate is fixed contractually in advance. Payable-in-kind (“PIK”) bonds are debt obligations that provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations.

Foreign securities are issued by companies located outside of the United States, including emerging markets. Foreign securities may include foreign corporate and government bonds, foreign equity securities, foreign investment companies, passive foreign investment companies (PFICs), American Depositary Receipts (ADRs) or other similar securities that represent interests in foreign equity securities, such as European Depositary

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Receipts (EDRs) and Global Depositary Receipts (GDRs). Certain companies based outside the United States may not be considered foreign securities if their operations are linked primarily to the United States. In general, the Manager may not consider ADRs and securities of companies domiciled outside the U.S. but whose principal trading market is in the U.S. to be foreign securities. An emerging market country is generally one with a low or middle income economy or that is in the early stages of its industrialization cycle. For fixed income investments, an emerging market includes those where the sovereign credit rating is below investment grade. Emerging market countries may change over time depending on market and economic conditions and the list of emerging market countries may vary by Manager.

Forward commitments are contracts to purchase or sell securities at a fixed price with delivery and cash settlement to occur at a future date beyond normal settlement time. At the time that a Portfolio enters into a forward commitment to sell a security, the Portfolio may not hold that security. A Portfolio may also dispose of or renegotiate a commitment prior to settlement. At settlement, the value of the securities may be more or less than the purchase price.

Forward foreign currency exchange contracts involve bilateral obligations of one party to purchase, and another party to sell, a specific currency at a future date (which may be any fixed number of days from the date the contract is entered into). These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

Hybrid instruments, such as indexed (i.e., Standard and Poor’s Depositary Receipts (SPDRs) and iSharesSM) and structured securities and other ETFs, can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an investment could be zero.

Interest rate swaps, mortgage swaps, caps, floors and collars. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates. Mortgage swaps are similar to interest-rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, upon which the value of interest payments is based, is tied to a reference pool or pools of mortgages.

Options and futures are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets, currencies or a market or economic index. An option gives its owner the right, but not the obligation, to buy (“call”) or sell (“put”) a specified amount of a security, or other asset or currency, at a specified price within a specified time period. Certain Portfolios may purchase listed options on various indices. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial instrument, index, etc. at a specified future date and price. Certain Portfolios may sell covered call and put options and purchase put and call options on any securities in which the Portfolios may invest or on any securities index consisting of securities in which it may invest. A Portfolio may also, to the extent consistent with its investment policies, purchase and sell put and call options on foreign currencies.

REITs (real estate investment trusts) are trusts that invest primarily in commercial real estate or real estate related loans. The value of an interest in a REIT may be affected by the value and the cash flows of the properties owned or the quality of the mortgages held by the trust.

Roll transactions involve the sale of mortgage or other asset-backed securities with the commitment to purchase substantially similar (same type, coupon, maturity) but not identical securities on a specified future date.

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Short sales involve the selling of a security which the Portfolio does not own in anticipation of a decline in the market value of the security. In such transactions, the Portfolio borrows the security for delivery to the buyer and must eventually replace the borrowed security for return to the lender. The Portfolio bears the risk that the price at the time of replacement may be greater than the price at which the security was sold. A short sale is “against the box” to the extent that a Portfolio contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short.

Short-term investments include money market securities such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers’ acceptances and certificates of deposit. These securities provide a Portfolio with sufficient liquidity to meet redemptions and cover expenses.

A special situation arises when, in the opinion of the Manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

Total return swaps are contracts under which one party agrees to make payments of the total return from the underlying asset during the specified period.

Unseasoned companies are companies that have operated less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with established operating records.

U.S. Treasury inflation protection securities are issued by the United States Department of Treasury with a nominal return linked to the inflation rate in prices. The index used to measure inflation is the non-seasonally adjusted U.S. City Average All Items Consumer Price Index for All Urban Consumers. The value of the principal is adjusted for inflation, and pays interest every six months. The interest payment is equal to a fixed percentage of the inflation-adjusted value of the principal. The final payment of principal of the security will not be less than the original par amount of the security at issuance.

When-issued and delayed delivery transactions call for the purchase or sale of securities at an agreed upon price on a specified future date. At the time of delivery of the security, the value may be more or less than the purchase price.

About the Indices

•	The JP Morgan Developed Market High Yield Index is designed to mirror the investable universe of the US dollar developed high yield corporate debt market, including domestic and international issues. International issues are comprised of only developed market issues.

•	Lehman Brothers U.S. Aggregate Index combines several Lehman Brothers fixed-income indices to give a broad view of the performance of the U.S. fixed income market.

•	The Morgan Stanley Capital International (MSCI) EAFE Index (Europe, Australasia, Far East) is a free floating-adjusted market capitalization index that is designed to measure developed market equity performance. The index is comprised of securities from 21 developed markets, excluding U.S. and Canada.

•	The Morgan Stanley Capital International (MSCI) Emerging Markets Free Indexsm measures the performance of companies representative of the market structure of 26 emerging market countries in Europe, Latin America, and the Pacific basin. The MSCI Emerging Markets Free Indexsm excludes closed markets and those share in otherwise free markets with are not purchasable by foreigners.

•	NASDAQ 100® Index is a market capitalization weighted, unmanaged index of 100 of the largest non-financial domestic common stocks listed on the National Market tier of the NASDAQ Stock Market.

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•	The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.

•	Russell 1000® Value Index is an unmanaged index of common stock prices that measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.

•	Russell 2000® Index is an unmanaged index of common stock prices that measures the performance of the 2,000 smallest companies in the Russell 3000® Index and is widely recognized as representative of small-cap growth stocks.

•	The Russell 3000® Index measures the performance of the 3,000 largest U.S. Companies based on total market capitalization, which represents approximately 98% of the investable U.S.-equity market.

•	Russell 3000® Growth Index measures the performance of those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in the index are also members of the Russell 1000® Growth or the Russell 2000® Growth indexes.

•	Russell 3000® Value Index is an unmanaged index of common stock prices that measures the performance of those Russell 3000® companies with lower price-to-book ratios and lower forecasted growth values.

•	Russell Midcap® Growth Index is an unmanaged index of common stock prices that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index.

•	Russell Midcap® Value Index is an unmanaged index of common stock prices that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000® Value Index.

•	S&P 500® Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is also an unmanaged market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value. The “500” is one of the most widely used benchmarks of U.S. equity performance.

Certain Portfolios invest in either the growth or value “subset” of an index. These subsets are created by splitting an index according to “book-to-price” ratio (that is, the difference between an issuer’s “book value” and its market capitalization). The value subset of an index contains securities of issuers with lower book-to-price ratios, while a growth subset contains those of issuers with higher book-to-price ratios. The S&P 500®/Citigroup Growth and Value Indexes are constructed measuring growth and value characteristics of the constituents of the S&P 500® Index across seven factors including: earnings-per-share growth rate, sales-per-share growth rate, internal growth rate, book-to-price ratio, cash flow-to-price ratio, sales-to-price ratio and dividend yield. The value index is comprised of stocks identified as pure value, plus a portion of the market capitalization of stocks that are neither classified as pure growth nor pure value. The growth index is comprised of stocks identified as pure growth, plus a portion of the market capitalization of stocks that are neither classified as pure growth nor pure value. Each company in the index is assigned to either the value or growth index so that the two style indices “add up” to the full index. Like the full S&P indexes, the value and growth indexes are unmanaged and market capitalization-weighted, meaning that each stock is weighted in proportion to its market value. Investors cannot invest directly in the indexes.

Risk Terminology

Active trading:  A strategy used whereby the Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Portfolio. In addition, because a Portfolio may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. During periods of increased market volatility, active trading may be more pronounced. In the “Financial

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Highlights” section we provide each Portfolio’s portfolio turnover rate for each fiscal year in the past five years or since inception.

Credit quality:  The creditworthiness of the issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. This type of issuer will typically issue junk bonds. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.

Currency volatility:  The value of a Portfolio’s foreign investments may fluctuate due to changes in currency rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of a Portfolio’s non-U.S. dollar denominated securities.

Derivatives:  A derivative is any financial instrument whose value is based on, and determined by, another security, currency, index or benchmark (e.g., stock options, futures, caps, floors, etc.). In recent years, derivative securities have become increasingly important in the field of finance. Futures and options are now actively traded on many different exchanges. Forward contracts, swaps, and many different types of options are regularly traded outside of exchanges by financial institutions in what are termed “over the counter” markets. Other more specialized derivative securities often form part of a bond or stock issue. To the extent a contract is used to hedge another position in the portfolio, the Portfolio will be exposed to the risks associated with hedging as described in this glossary. To the extent a forward, option or futures contract is used to enhance return, rather than as a hedge, a Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.

Foreign exposure:  Investors in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as in the U.S. Foreign investments will also be affected by local, political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when an issuer is in an emerging market. Historically, the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

Growth stocks:  Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market may reward growth stocks with price increases when expectations are met or exceeded.

Hedging:  Hedging is a strategy in which a Portfolio uses a derivative security to reduce certain risk characteristics of an underlying security or portfolio of securities. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the derivative will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.

Indexing:  The passively managed index portion of each Multi-Managed Seasons Select Portfolio will not sell securities in its portfolio and buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, you may suffer losses that you would not experience with an actively managed mutual fund.

Interest rate fluctuations:  The volatility of fixed income securities is due principally to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates. As interest rates rise, the value of such securities typically falls, and as interest rates

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fall, the value of such securities typically rise. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

Junk Bonds:  A significant investment in junk bonds is considered speculative. Junk bonds carry a substantial risk of default or changes in the issuer’s creditworthiness, or they may already be in default.

Market volatility:  The stock and/or bond markets as a whole could go up or down (sometimes dramatically). This could affect the value of the securities in a Portfolio’s portfolio.

Non-diversified status:  Portfolios registered as “non-diversified” investment companies can invest a larger portion of their assets in the stock of a single company than can diversified investment companies, and thus they can concentrate in a smaller number of securities. A non-diversified investment company’s risk may increase because the effect of each security on the Portfolio’s performance is greater.

Prepayment:  Prepayment risk is the possibility that the principal of the loans underlying mortgage-backed or other pass-through securities may be prepaid at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. As a result of prepayments, in periods of declining interest rates a Portfolio may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by a Portfolio may exhibit price characteristics of longer-term debt securities.

Securities selection:  A strategy used by a Portfolio, or securities selected by its portfolio manager, may fail to produce the intended return.

Short sale risks:  Short sales by a Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.

Small and medium sized companies:  Companies with smaller market capitalizations tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements. Securities of medium sized companies are also usually more volatile and entail greater risks than securities of large companies.

Technology sector:  The industries in which technology companies may be found can be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants, worldwide scientific and technological developments and changes in governmental regulation and policies. There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the price of securities in this sector have tended to be volatile. A Portfolio that invests primarily in technology-related issuers, bears an additional risk that economic events may affect a substantial portion of the Portfolio’s investments. In addition, at times, equity securities of technology-related issuers may underperform relative to other sectors. The technology sector includes companies from various industries, including computer hardware, software, semiconductors, telecommunications, electronics, aerospace and defense, health care equipment, and biotechnology, among others.

Value investing:  When investing in securities which are believed to be undervalued in the market, there is a risk that the market may not recognize a security’s intrinsic value for a long period of time, or that a stock judged to be undervalued may actually be appropriately priced.

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MANAGEMENT

Investment Adviser and Manager

AIG SunAmerica Asset Management Corp. SunAmerica serves as investment adviser and manager for all the Portfolios of the Trust. SunAmerica selects the Subadvisers for the Portfolios, manages the investments for certain Portfolios or portions of Portfolios, provides various administrative services and supervises the daily business affairs of each Portfolio.

SunAmerica, located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311, was organized in 1982 as a corporation under the laws of the State of Delaware, and managed, advised or administered assets in excess of $53.2 billion as of March 31, 2007. SunAmerica is an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). SunAmerica is engaged in providing investment advice and management services to the Trust, other mutual funds and pension funds. In addition to serving as adviser to the Trust, SunAmerica serves as adviser, manager and/or administrator for AIG Series Trust, Anchor Series Trust, SunAmerica Focused Series, Inc., SunAmerica Equity Funds, SunAmerica Focused Alpha Growth Fund, Inc., SunAmerica Focused Alpha Large Cap Fund, Inc., SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Series Trust, SunAmerica Senior Floating Rate Fund, Inc., VALIC Company I and VALIC Company II.

In addition to serving as the investment adviser and manager to the Trust and each Portfolio and supervising activities of the other Subadvisers, SunAmerica manages the Aggressive Growth/SunAmerica and the fixed income portion of the Balanced/Lord Abbett/SunAmerica components of the Multi-Managed Seasons Portfolios, and portions of the Large Cap Composite, Small Cap, Diversified Fixed Income, Focus Growth, Focus TechNet and Focus Growth and Income Portfolios.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory contract of each Portfolio is available in the annual or semi-annual shareholder reports.

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For the fiscal year ended March 31, 2007 each Portfolio paid SunAmerica a fee equal to the following percentage of average daily net assets:

Portfolio	Fee

Multi-Managed Growth Portfolio	0.89%
Multi-Managed Moderate Growth Portfolio	0.85%
Multi-Managed Income/Equity Portfolio	0.81%
Multi-Managed Income Portfolio	0.77%
Asset Allocation: Diversified Growth Portfolio	0.83%
Stock Portfolio	0.84%
Large Cap Growth Portfolio	0.80%
Large Cap Composite Portfolio	0.80%
Large Cap Value Portfolio	0.79%
Mid Cap Growth Portfolio	0.85%
Mid Cap Value Portfolio	0.85%
Small Cap Portfolio	0.85%
International Equity Portfolio	0.94%
Diversified Fixed Income Portfolio	0.70%
Cash Management Portfolio	0.45%
Focus Growth Portfolio	1.00%
Focus TechNet Portfolio	1.20%
Focus Growth and Income Portfolio	1.00%
Focus Value Portfolio	1.00%

SunAmerica compensates the Subadvisers out of the fees that it receives from the Portfolios. SunAmerica may terminate any agreement with a Subadviser without shareholder approval. Moreover, SunAmerica has received an exemptive order from the Securities and Exchange Commission (“SEC”) that permits SunAmerica, subject to certain conditions, to enter into agreements relating to the Trust with Subadvisers that have no affiliation with SunAmerica (“unaffiliated Subadvisers”) approved by the Board of Trustees without obtaining shareholder approval. The exemptive order also permits SunAmerica, subject to the approval of the Board but without shareholder approval, to employ new Subadvisers for new or existing Portfolios, change the terms of particular agreements with unaffiliated Subadvisers or continue the employment of existing Subadvisers after events that would otherwise cause an automatic termination of a Subadviser agreement. Shareholders of a Portfolio have the right to terminate an agreement with a Subadviser for that Portfolio at any time by a vote of the majority of the outstanding voting securities of such Portfolio. Shareholders will be notified of any Subadviser changes. The order also permits the Trust to disclose to shareholders the Subadviser fees only in the aggregate for each Portfolio. Each of the Subadvisers, except for AIGGIC, is unaffiliated with SunAmerica and discharges its responsibilities subject to the policies of the Trustees and the oversight and supervision of SunAmerica, which pays the Subadvisers fees. These fees do not increase Portfolio expenses.

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Portfolio Management

The management of each Portfolio and Managed Component is summarized in the following tables.

Seasons Portfolios
Portfolio	Portfolio management allocated among the following managers
Multi-Managed Growth Portfolio
• Janus
(through Growth/Janus component)
• Lord Abbett
(through Balanced/Lord Abbett/SunAmerica component)
• SunAmerica
(through Aggressive Growth/SunAmerica component and Balanced/Lord Abbett/SunAmerica component)
• Wellington Management
(through Fixed Income/Wellington Management component)

Multi-Managed Moderate Growth Portfolio
• Janus
(through Growth/Janus component)
• Lord Abbett
(through Balanced/Lord Abbett/SunAmerica component)
• SunAmerica
(through Aggressive Growth/SunAmerica component and Balanced/Lord Abbett/SunAmerica component)
• Wellington Management
(through Fixed Income/Wellington Management component)

Multi-Managed Income/Equity Portfolio
• Janus
(through Growth/Janus component)
• Lord Abbett
(through Balanced/Lord Abbett/SunAmerica component)
• SunAmerica
(through Balanced/Lord Abbett/SunAmerica component)
• Wellington Management
(through Fixed Income/Wellington Management component)

Multi-Managed Income Portfolio
• Janus
(through Growth/Janus component)
• Lord Abbett
(through Balanced/Lord Abbett/SunAmerica component)
• SunAmerica
(through Balanced/Lord Abbett/SunAmerica component)
• Wellington Management
(through Fixed Income/Wellington Management component)

Asset Allocation: Diversified Growth Portfolio	• Putnam
Stock Portfolio	• T. Rowe Price

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Seasons Select Portfolios
Portfolio	Portfolio management allocated among the following managers
Large Cap Growth Portfolio	• AIGGIC • GSAM • Janus
Large Cap Composite Portfolio	• AIGGIC • SunAmerica • T. Rowe Price
Large Cap Value Portfolio	• AIGGIC • T. Rowe Price • Wellington Management
Mid Cap Growth Portfolio	• AIGGIC • T. Rowe Price • Wellington Management
Mid Cap Value Portfolio	• AIGGIC • GSAM • Lord Abbett
Small Cap Portfolio	• AIGGIC • ClearBridge • SunAmerica
International Equity Portfolio	• AIGGIC • GSAM-International • Lord Abbett
Diversified Fixed Income Portfolio	• AIGGIC • SunAmerica • Wellington Management
Cash Management Portfolio	• CMA

Seasons Focused Portfolios
Portfolio	Portfolio management allocated among the following managers
Focus Growth Portfolio	• SunAmerica • Janus • Marsico
Focus TechNet Portfolio	• RCM • SunAmerica • BAMCO
Focus Growth and Income Portfolio	• SunAmerica • Marsico • Thornburg
Focus Value Portfolio	• NTI • Third Avenue • JPMorgan

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The Statement of Additional Information provides information regarding the portfolio managers listed below, including other accounts they manage, their ownership interest in the Portfolio(s) that they serve as portfolio manager, and the structure and method used by the Adviser/Subadviser to determine their compensation.

SunAmerica is responsible for making the day-to-day investment decisions for the Aggressive Growth component and a portion of the Balanced component of the Multi-Managed Growth Portfolio, Multi-Managed Moderate Growth Portfolio, Multi-Managed Income/Equity Portfolio and Multi-Managed Income Portfolio, and for a component of each of the Large Cap Composite Portfolio, Small Cap Portfolio, Diversified Fixed Income Portfolio, Focus Growth Portfolio, Focus TechNet Portfolio and Focus Growth and Income Portfolio.

The Aggressive Growth component of the Multi-Managed Portfolios and Small Cap Portfolio are managed by Jay Rushin. Mr. Rushin joined SunAmerica in December 2005 and is currently a Senior Vice President and Portfolio Manager. Mr. Rushin has over ten years experience in the investment industry, focusing the past eight years on the small-cap and mid-cap growth segments of the market. Prior to joining SunAmerica, he was a lead portfolio manager at AIM Management Group, where he was responsible for a small-cap and mid-cap growth team, and its respective portfolios from 1998 to 2005.

The fixed income portion of the Balanced component of the Multi-Managed Portfolios is managed by a team including Bryan Petermann, John Yovanovic, Tim Lindvall, CFA, Raphael Davis and Robert Vanden Assem, CFA. Each member of the team has portfolio management responsibilities with both SunAmerica and AIGGIC. AIGGIC is an indirect wholly-owned subsidiary of AIG and is part of AIG Investments (“AIGI”), formerly, AIG Global Investment Group. Mr. Petermann is Managing Director and Head of High Yield Portfolio Management for AIGI. Mr. Petermann joined AIGI as a research analyst with the acquisition of American General Investment Management, L.P. (“AGIM”) in 2001. He became a Portfolio Manager of high yield bonds for AIGI in October 2003. Mr. Yovanovic is Managing Director and Portfolio Manager for AIGI. Mr. Yovanovic joined AIGI with the acquisition of AGIM in 2001. He became a Portfolio Manager of high yield bonds for AIGI in September 2005. Previously, he was a senior high yield trader and research analyst. While in investment research, he served as the energy/utilities group head. Mr. Lindvall is Vice President and Portfolio Manager for AIGI. Mr. Lindvall joined AIGI in 2002 and became a Portfolio Manager in 2007. Prior to becoming a Portfolio Manager, he was a research analyst responsible for the exploration and production, oil field services, refining, pipeline, and electric sectors. Mr. Davis is Managing Director of Structured Products for AIGI. Mr. Davis is responsible for trading and portfolio management of AIG’s $17 billion agency MBS passthrough and CMO portfolios. Mr. Davis joined AIGI with the acquisition of AGIM in August 2001. During his seven years at AGIM, Mr. Davis was responsible for the trading and management of AGIM’s MBS, asset-backed securities, and money-market portfolios. Mr. Vanden Assem is Managing Director and Senior Portfolio Manager of High Grade Fixed Income for AIGI. Mr. Vanden Assem joined AIGI in 2001 and is responsible for the portfolio management of AIGI’s high grade total rate of return portfolios, long/short portfolios and affiliated accounts.

The Large Cap Composite Portfolio and Focus Growth and Income Portfolio are managed by Steven A. Neimeth. Mr. Neimeth, Senior Vice President and Portfolio Manager, joined SunAmerica as a portfolio manager in April 2004. From 2002 until he joined SunAmerica, Mr. Neimeth was a portfolio manager of the Neuberger Berman Large-Cap Value Fund. Between 1997 and 2002, Mr. Neimeth was a portfolio manager and research analyst at Bear Stearns Asset Management.

The Diversified Fixed Income Portfolio is managed by Michael Cheah, CFA. Mr. Cheah, Vice President and Portfolio Manager, joined SunAmerica in July 1999 as a portfolio manager responsible for all investment grade fixed income portfolios.

The Focus Growth Portfolio is managed by Gregory S. Parker. Mr. Parker, Director of Equity Research and Portfolio Manager, joined SunAmerica in February 2004, as Vice President and Senior Research Analyst covering the industrial sector (capital goods and transportation). Prior to joining SunAmerica, Mr. Parker was managing director and senior equity analyst at Harbert Management Corporation. Prior to that he held several positions at Schroder Investment Management, most recently, as the head of global industrial research, portfolio manager and senior research analyst.

The Focus TechNet Portfolio is managed by Andrew Sheridan. Mr. Sheridan, Vice President, Portfolio Manager and Senior Research Analyst, joined SunAmerica in 2003. He is a member of the research team

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covering the technology industry. Prior to joining SunAmerica, Mr. Sheridan worked in the research department at U.S. Trust and the market division of Greenwich Associates.

Information about the Subadvisers

The investment manager(s) and/or management team(s) that have joint and primary responsibility for the day-to-day management of the Portfolios are set forth below. Unless otherwise noted, a management team’s members share responsibility in making investment decisions on behalf of a Portfolio and no team member is limited in his/her role with respect to the management team.

SunAmerica compensates the various Subadvisers out of advisory fees that it receives form the respective Portfolios. SunAmerica may terminate any agreement with a Subadviser without shareholder approval.

Large Cap Composite Portfolio
Large Cap Growth Portfolio
Large Cap Value Portfolio
Mid Cap Growth Portfolio
Mid Cap Value Portfolio
Small Cap Portfolio
International Equity Portfolio
Diversified Fixed Income Portfolio

AIG Global Investment Corp. (AIGGIC), a New Jersey corporation, is an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”) and is a part of AIGI. AIGI comprises a group of international companies (including AIGGIC), which provide investment advice and market asset management products and services to clients around the world. As of March 31, 2007, AIGI managed approximately $687.5 billion, of which approximately $578.6 billion relates to AIG affiliates and $108.9 billion relates to client assets. These figures do not include assets sub-advised to third-party managers. AIGGIC is located at 70 Pine Street, New York, New York 10270.

The Large Cap Composite Portfolio, Large Cap Growth Portfolio, Large Cap Value Portfolio, Mid Cap Growth Portfolio, Small Cap Portfolio, International Equity Portfolio and Diversified Fixed Income Portfolio are managed by James O. Kurtz, John P. Toohey, Timothy Campion and Steve Skalicky. Mr. Kurtz, Vice President and Portfolio Manager, joined AIGI with the acquisition of AGIM in 2001. As a Senior Portfolio Manager, Mr. Kurtz is responsible for the management and trading of the wide variety of domestic and international equity index funds managed by AIGI. In addition, Mr. Kurtz and his team provide equity derivative and passive trading support for AIGI’s traditional and enhanced equity products. Prior to AIGI, Mr. Kurtz worked at Sears Investment Management Co. (“SIMCO”), the retirement fund management subsidiary of Sears, Roebuck and Co. from 1978 to 2000, most recently as Manager of Passive Equity Investments. At SIMCO, he managed the equity trading function and established and managed the firm’s indexing and derivative capabilities. Mr. Toohey, Managing Director, is responsible for overseeing the asset allocation and investments supporting AIG pension plans worldwide. From December 2000 to November 2003, he was Vice President of AIGI Global Risk Management. In this capacity, he was responsible for quantitative analysis relating to the AIG insurance company investment portfolios. Mr. Toohey joined AIGI in 2000. Mr. Toohey also sits on the AIG Derivative Committee, which oversees firm wide derivatives transactions and structure financial products. Mr. Campion, Vice President and Portfolio Manager, joined AIGI in 1999. He is a Portfolio Manager responsible for enhanced index products. Mr. Skalicky, Research Analyst, Assistant Trader, US. Equities and Portfolio Manager, joined AIGI in 2003. Prior to joining AIGI, he worked in Equities at UBS. Mr. Skalicky is currently a Level 1 Charted Financial Analyst candidate.

Focus TechNet Portfolio

BAMCO, Inc. (BAMCO) is a New York corporation, established in January 1987, registered with the SEC since March 1987, located at 767 5th Avenue, 49th Floor, New York, New York 10153, is the investment adviser to all of the Baron mutual funds and two Irish pooled investment vehicles, and it serves as investment subadviser to non-Baron related SEC registered investment companies and other pooled investment vehicles. As of March 31, 2007, BAMCO had approximately $18.5 billion in assets under management.

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The BAMCO portion of the Focus TechNet Portfolio is managed by Michael Lippert, JD, CFA. Mr. Lippert is the portfolio manager for the Baron iOpportunity Fund. Mr. Lippert served as a senior research analyst on a team of analysts that provided research for the portfolio and the Baron Fifth Avenue Growth Fund. He has covered Internet communications, and media and entertainment, and business services companies since December 2001. Prior to joining BAMCO, he was a research analyst and general counsel for JLF Asset Management from April 2001, and from 2000 to 2001, he was a partner in the firm Baker & Botts.

Small Cap Portfolio

ClearBridge Advisors, LLC (ClearBridge), located at 399 Park Avenue, New York, New York 10022, is a wholly owned subsidiary of Legg Mason, Inc. (Legg Mason). Legg Mason, whose principal address is 100 Light Street, Baltimore, Maryland 21202, is a financial services holding company. As of March 31, 2007, ClearBridge had approximately $111.4 billion in assets under management.

The Small Cap Portfolio is managed by Peter J. Hable. Mr. Hable is a Managing Director at ClearBridge and has been with the firm (or its predecessors) since 1983.

Cash Management Portfolio

Columbia Management Advisors, LLC (CMA) is located at 100 Federal Street, Boston, Massachusetts 02110. CMA is dedicated to providing responsible investment management and superior service and manages money for corporations, endowments and foundations, public funds/municipalities and individuals. As of March 31, 2007, CMA had over $347.4 billion in assets under management.

The Cash Management Portfolio is managed by Patrick Graham. Mr. Graham joined CMA as a Director and Senior Fixed Income Portfolio Manager in October 2004. Prior to joining CMA, Mr. Graham was a Senior Money Market Portfolio Manager at Bank One Investment Advisors Corp., (1996-2004).

Large Cap Growth Portfolio
Mid Cap Value Portfolio

Goldman Sachs Asset Management, L.P. (GSAM) is located at 32 Old Slip, New York, New York 10005. GSAM registered as an investment adviser in 1990. GSAM is one of the leading global investment managers, serving a wide range of clients including pension funds, foundations, insurance companies and individual investors. As of March 31, 2007, GSAM, along with other units of the Investment Management Division of Goldman Sachs & Co. (“Goldman Sachs”), had approximately $660.8 billion in assets under management.

The Large Cap Growth Portfolio is managed by Steven M. Barry, Gregory H. Ekizian and David G. Shell. Mr. Barry, Managing Director, Chief Investment Officer and Senior Portfolio Manager, joined GSAM as a portfolio manager in 1999. Mr. Ekizian, Managing Director, Chief Investment Officer and Senior Portfolio Manager, joined GSAM as Portfolio Manager and Co-Chair of the Growth Investment Committee in 1997. Mr. Shell, Managing Director, Chief Investment Officer and Senior Portfolio Manager, joined GSAM as a manager in 1997.

The Mid Cap Value Portfolio is managed by Andrew Braun, Dolores Bamford, CFA, Sean Gallagher, Lisa Parisi, CFA, and Eileen Rominger. Mr. Braun, Managing Director and Portfolio Manager, joined GSAM as a mutual fund product development analyst in July 1993. From January 1997 to April 2001, he was a research analyst on the Value team and became a portfolio manager in May 2001. Mr. Braun has 16 years of industry experience. Ms. Bamford, Managing Director and Portfolio Manager, joined GSAM as a portfolio manager for the Value team in April 2002. Prior to that, she was a portfolio manager at Putnam Investments for various products since 1991. Ms. Bamford has 18 years of industry experience. Mr. Gallagher, Managing Director and Portfolio Manager, joined GSAM as a research analyst in May 2000. He became a portfolio manager in December 2001. From October 1993 to May 2000, he was a research analyst at Merrill Lynch Asset Management. Mr. Gallagher has 14 years of industry experience. Ms. Parisi, Managing Director and Portfolio Manager, joined GSAM as a portfolio manager in August 2001. From December 2000 to August 2001, she was a portfolio manager at John A. Levin & Co. From March 1995 to December 2000, she was a portfolio manager and managing director at Valenzuela Capital. Ms. Parisi has 22 years of industry experience. Ms. Rominger, Managing Director, Chief Investment Officer and Senior Portfolio Manager, joined GSAM as a portfolio manager and Chief Investment Officer of the Value Equity team in 1999. Ms. Rominger has 27 years of industry experience.

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International Equity Portfolio

Goldman Sachs Asset Management International (GSAM-International) is a business unit of Goldman Sachs, and is located at Christchurch Court 10-15 Newgate Street, London EC1A 7HD. GSAM-International has been a member of the Investment Management Regulatory Organization Limited, a United Kingdom self-regulatory organization, since 1990 and a registered investment adviser since 1991. As of March 31, 2007, GSAM-International, along with other units of Goldman Sachs, had approximately $660.8 billion in assets under management.

The International Equity Portfolio is managed by Mark Beveridge, CFA, William Howard, CFA, Michael Stanes and Nuno Fernandes, CFA. Mr. Beveridge joined GSAM-International as Managing Director, Chief Investment Officer, non-U.S. Active Equity and Co-Chief Investment Officer of its UK/European Equity business in December 2004. From 1985 to 2004, Mr. Beveridge was with Franklin Templeton where he was Executive Vice President and Senior Portfolio Manager for non-U.S. portfolios. Mr. Howard joined GSAM-International in January 2005 as a Senior Portfolio Manager and now serves as Managing Director, Portfolio Manager, Global/International Equity Director of Research, non-US Active Equity. From 1993 to 2004, Mr. Howard worked at Franklin Templeton where he was a senior portfolio manager managing non-U.S. portfolios. Mr. Stanes joined GSAM-International as a portfolio manager in November 2002 and currently serves as Executive Director and Senior Portfolio Manager. From 1986 to 2001, he worked at Mercury Asset Management where he managed U.K. equity portfolios in London, Japanese equity portfolios in Tokyo and, most recently, U.S. and global equity portfolios in the U.S. Mr. Fernandes joined GSAM-International as a Senior Portfolio Manager research analyst on the Global Emerging Markets Equity team in April 1998. He was named a senior portfolio manager in April 1999. He currently serves as Executive Director and Senior Portfolio Manager.

Multi-Managed Growth Portfolio
Multi Managed Moderate Growth Portfolio
Multi-Managed Income/Equity Portfolio
Multi-Managed Income Portfolio
Large Cap Growth Portfolio
Focus Growth Portfolio

Janus Capital Management LLC (Janus) is a Delaware limited liability company with principal offices at 151 Detroit Street, Denver, Colorado 80206. Janus serves as investment adviser or subadviser to other mutual funds and individual, corporate, charitable and retirement accounts. As of March 31, 2007, Janus’ parent company, Janus Capital Group Inc., had approximately $176.2 billion in assets under management.

The Growth/Janus component of the Multi Managed Portfolios, Large Cap Growth Portfolio and Focus Growth Portfolio are managed by Scott W. Schoelzel. Mr. Schoelzel, Vice President and Portfolio Manager, has been a portfolio manager with Janus since joining the firm in 1994. He has managed the Janus Twenty Fund since August 1997 and the Janus Aspen Capital Appreciation Portfolio and the Janus Adviser Forty Fund (formerly, Janus Adviser Capital Appreciation Fund) since their inception. He also manages separate accounts and commingled portfolios in the Concentrated Aggressive Growth discipline.

Focus Value Portfolio

J.P. Morgan Investment Management Inc. (JPMorgan) is a Delaware corporation and is an indirect wholly owned subsidiary of JPMorgan Chase & Co. JPMorgan is located at 245 Park Avenue, New York, New York 10167. JPMorgan provides investment advisory services to a substantial number of institutional and other investors, including other registered investment advisers. As of March 31, 2007, JPMorgan, together with its affiliated companies, had approximately $1,053 billion in assets under management.

The Focus Value Portfolio is managed by Jonathan K.L. Simon. Mr. Simon is the head of the U.S. Equity Value Group. An employee since 1980, Jonathan manages the JPMorgan Mid Cap Value Fund, the JPMorgan Value Advantage Fund, and the JPMF US, Strategic Value Fund. In addition, he is a portfolio manager of the JPMorgan Diversified Mid Cap Value Fund, the JPMorgan Growth and Income Fund, the JPMorgan Equity Income Fund, and the JPMF America Equity Fund. Jonathan joined the firm as an analyst in the London office, and transferred to New York in 1983. He became portfolio manager in 1987 and served as president of Robert Fleming’s U.S. asset management operations from 1990 until 2000.

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Multi-Managed Growth Portfolio
Multi Managed Moderate Growth Portfolio
Multi-Managed Income/Equity Portfolio
Multi-Managed Income Portfolio
Mid Cap Value Portfolio
International Equity Portfolio

Lord, Abbett & Co. LLC. (Lord Abbett) is located at 90 Hudson Street, Jersey City, New Jersey 07302, and has been an investment manager since 1929. Lord Abbett provides similar services to 55 mutual fund portfolios having various investment objectives and also advises other investment clients. As of March 31, 2007, Lord Abbett had approximately $113 billion in assets under management.

The equity sleeve of the Balanced component of the Multi-Managed Portfolios is managed by Daniel H. Frascarelli and Paul J. Volovich. Mr. Frascarelli, Partner and Director of Large Cap Core Equity, joined Lord Abbett in 1990, is a holder of a Chartered Financial Analyst designation, and has been in the investment business since 1983. Mr. Frascarelli heads the Balanced component/Lord Abbett team. Mr. Volovich, Portfolio Manager-Large Cap Core Equity, joined Lord Abbett in 1997 and is a holder of a Chartered Financial Analyst designation and has been in the investment business since 1995. Mr. Volovich is the other senior member of the Balanced component/Lord Abbett team.

The Mid Cap Value Portfolio is managed by Edward K. von der Linde and Howard E. Hansen. Mr. von der Linde heads the team. Mr. von der Linde, Partner at Lord Abbett, Investment Manager and Investment Team Leader, has been portfolio manager with Lord Abbett since 1988. Mr. Hansen, Partner at Lord Abbett, Investment Manager and Senior Investment Team Member, joined Lord Abbett in 1995.

The International Equity Portfolio is managed by Harold E. Sharon and Vincent J. McBride. Mr. Sharon and Mr. McBride head the team. Mr. Sharon, Director, International Core Equity Management, and Investment Team Leader, joined Lord Abbett in 2003. From 2001 to 2003, he worked as a consultant for various financial and venture capital companies. Prior thereto, Mr. Sharon served as a Managing Director of Warburg Pincus Asset Management and Credit Suisse Asset Management. Mr. McBride, Senior Investment Manager, International Core Equity Management, joined Lord Abbett in 2003 from Warburg Pincus Asset Management and Credit Suisse Asset Management, where he served as Managing Director.

Focus Growth Portfolio
Focus Growth and Income Portfolio

Marsico Capital Management, LLC. (Marsico) is a Delaware limited liability company located at 1200 17th Street, Suite 1600, Denver, Colorado 80202. Marsico provides investment management services to various mutual funds, institutional accounts and private accounts. As of March 31, 2007, Marsico had approximately $87.97 billion in assets under management.

A sleeve of the Focus Growth Portfolio and Focus Growth and Income Portfolio are managed by Thomas F. Marsico Mr. Marsico is the Chief Investment Officer and Portfolio Manager of Marsico. Mr. Marsico has over 20 years experience as a securities analyst and a portfolio manager.

Focus Value Portfolio

Northern Trust Investments, N.A. (NTI), 50 South LaSalle Street, Chicago, Illinois 60603, is an investment adviser registered under the Investment Advisers Act of 1940, as amended. NTI primarily manages assets for defined contribution and benefit plans, investment companies and other institutional investors. NTI is a subsidiary of The Northern Trust Company (TNTC) an Illinois state chartered banking organization and a member of the Federal Reserve System. Formed in 1889, TNTC administers and manages assets for individuals, personal trusts, defined contribution and benefit plans and other institutional and corporate clients. It is the principal subsidiary of Northern Trust Corporation, a bank holding company. Northern Trust Corporation, through its subsidiaries, has for more than 100 years managed the assets of individuals, charitable organizations, foundations and large corporate investors. As of March 31, 2007, Northern Trust and its affiliates had assets under custody of $3.8 trillion, and assets under investment management of $653 billion.

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The Focus Value Portfolio is managed by Stephen G. Atkins. Mr. Atkins joined Northern Trust in 1998 and during the past five years has managed various equity portfolios, including mutual funds. Mr. Atkins currently serves as Vice President and Senior Portfolio Manager.

Asset Allocation: Diversified Growth Portfolio

Putnam Investment Management, L.L.C. (Putnam) is a Delaware limited liability company with principal offices at One Post Office Square, Boston, Massachusetts 02109. Putnam has been managing mutual funds since 1937 and serves as investment adviser to the funds in the Putnam Family. As of March 31, 2007, Putnam had approximately $187.9 billion in assets under management.

The Asset Allocation: Diversified Growth Portfolio is managed by Jeffrey L. Knight. Robert J. Kea and Robert J. Schoen. Mr. Knight is Managing Director and Chief Investment Officer of the Global Asset Allocation Team. He joined Putnam in 1993 and is a Chartered Financial Analyst with 18 years investment experience. Mr. Kea is Managing Director and Portfolio Manager on the Global Asset Allocation Team. He joined Putnam in 1989 and is a Chartered Financial Analyst with 17 years of investment experience. Mr. Schoen is Managing Director and Portfolio Manager on the Global Asset Allocation Team. He joined Putnam in 1997 and has 17 years of investment experience.

Focus TechNet Portfolio

RCM Capital Management LLC (RCM) is located at Four Embarcadero Center, San Francisco, California 94111, and is an indirect wholly-owned subsidiary of Allianz SE, an international financial services organization. As of March 31, 2007, RCM had approximately $18.8 billion in assets under management in San Francisco.

The Focus TechNet Portfolio is managed by Walter C. Price, Jr., CFA. Mr. Price is a Managing Director of RCM, with which he has been associated since 1974. He has research and money management responsibilities for much of RCM’s technology area.

Stock Portfolio
Large Cap Composite Portfolio
Large Cap Value Portfolio
Mid Cap Growth Portfolio

T. Rowe Price Associates, Inc. (T. Rowe Price) is a Maryland corporation with principal offices at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe Price is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly held financial services holding company. T. Rowe Price serves as investment adviser to the T. Rowe Price family of no-load mutual funds and to individual and institutional clients. As of March 31, 2007, T. Rowe Price had approximately $349.9 billion in assets under management.

The Stock Portfolio and the Large Cap Composite Portfolio are managed by Robert W. Smith. Mr. Smith serves as Investment Advisory Committee Chairman and Vice President and has been managing investments with T. Rowe Price since joining the firm in 1992. Effective October 1, 2007, P. Robert Bartolo will become the Investment Advisory Committee Chair. Mr. Bartolo joined T. Rowe Price in 2002 and has been managing investments since that time.

The Large Cap Value Portfolio is managed by Brian C. Rogers, CFA, CIC. Mr. Rogers joined T. Rowe Price’s Equity Research Division in 1982 and has been managing investments since 1983. Mr. Rogers currently serves as the Chairman of the Board and Chief Investment Officer of T. Rowe Price Group, Inc., and is the Portfolio’s Investment Advisory Committee Chairman.

The Mid Cap Growth Portfolio is managed by Donald J. Peters. Mr. Peters has been a portfolio manager and quantitative investment analyst for T. Rowe Price’s Equity Research Division since joining the firm in 1993.

Focus Value Portfolio

Third Avenue Management LLC. (Third Avenue) is located at 622 Third Avenue, New York, New York 10017. Third Avenue or its predecessor has been an investment adviser and manager for mutual funds since its organization in 1986. Third Avenue also serves as investment adviser for separately managed accounts for private

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and institutional clients. As of March 31, 2007, Third Avenue had approximately $27.4 billion in assets under management.

The Focus Value Portfolio is managed by Ian Lapey and Kathleen Crawford. Mr. Lapey has been a portfolio manager with Third Avenue since 2001. Mr. Lapey has also been a senior research analyst for Third Avenue since 2001. Prior to joining Third Avenue, Mr. Lapey had been an equity research analyst with Credit Suisse First Boston since 1997. Ms. Crawford, Assistant Portfolio Manager, is a research analyst for Third Avenue. She joined the firm in 2003. Previously, Ms. Crawford was an equity research associate for Alliance Capital Management.

Focus Growth and Income Portfolio

Thornburg Investment Management, Inc. (Thornburg) is a Delaware corporation with principal offices at 119 East Marcy Street, Santa Fe, New Mexico 87501, and has been in the investment management business since 1982. As of March 31, 2007, Thornburg had approximately $37.5 billion in assets under management.

The Focus Growth and Income Portfolio is managed by William V. Fries, CFA. Mr. Fries has been a Managing Director and portfolio manager at Thornburg since 1995. Previously he had been affiliated with USAA Investment Management Company for over 20 years. Mr. Fries is assisted by Co-portfolio manager and Managing Director, W. Vinson Walden, CFA. Mr. Walden joined Thornburg in 2002 as an associate portfolio manager. Prior to joining Thornburg, Mr. Walden served as an associate for Lehman Brothers in New York City.

Multi-Managed Growth Portfolio
Multi-Managed Moderate Growth Portfolio
Multi-Managed Income/Equity Portfolio
Multi-Managed Income Portfolio
Large Cap Value Portfolio
Mid Cap Growth Portfolio
Diversified Fixed Income Portfolio

Wellington Management Company, LLP. (Wellington Management) is a Massachusetts limited liability partnership. The principal offices of Wellington Management are located at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management or its predecessor organizations have provided investment advisory services for over 70 years. As of March 31, 2007, Wellington Management had investment management authority with respect to approximately $573 billion in assets.

The Fixed Income component of the Multi-Managed Portfolios is managed by Lucius T. Hill, III, Campe Goodman, CFA, Christopher A. Jones, II, CFA, Michael F. Garrett and Scott I. St. John, CFA. Mr. Hill, Senior Vice President and Fixed Income Portfolio Manager, joined Wellington Management as an investment professional in 1993. Mr. Hill has served as the Portfolio Manager for the Portfolios since 1999. Mr. Goodman, Vice President and Fixed Income Portfolio Manager, joined Wellington Management as an investment professional in 2000. Mr. Goodman has served as the Portfolio Manager for the Portfolios since 2004. Mr. Jones, Vice President and Fixed Income Portfolio Manager, joined Wellington Management as an investment professional in 1994. Mr. Jones has been involved in portfolio management and securities analysis for the high yield portion of the Portfolios since 2007. Mr. Garrett, Vice President and Fixed Income Portfolio Manager, joined Wellington Management as an investment professional in 1999. Mr. Garrett has been involved in portfolio management and securities analysis for the mortgage portion of the Portfolios since 1999. Mr. St. John, Vice President and Fixed Income Portfolio Manager, joined Wellington Management as an investment professional in 2003. Mr. St. John has been involved in portfolio management and securities analysis for the corporate credit portion of the Portfolios since 2003. Prior to joining Wellington Management, Mr. St. John was a Fixed Income Analyst at State Street Research (2001-2003).

The Diversified Fixed Income Portfolio is also managed by Lucius T. Hill, III and Scott I. St. John. Mr. Hill has served as the Portfolio Manager since 2002; Mr. St. John since 2003.

The Large Cap Value Portfolio is managed by W. Michael Reckmeyer, III, CFA and John R. Ryan, CFA. Mr. Reckmeyer, Vice President and Equity Portfolio Manager, joined Wellington Management as an

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investment professional in 1994. Mr. Reckmeyer has served as the Portfolio Manager for the Portfolio since July 2005. Mr. Ryan, Senior Vice President and Equity Portfolio Manager, joined Wellington Management as an investment professional in 1981. Mr. Ryan has been involved in Portfolio management and securities analysis for the Portfolio since 1999.

The Mid Cap Growth Portfolio is managed by Stephen C. Mortimer. Mr. Mortimer, Vice President and Equity Portfolio Manager, joined Wellington Management as an investment professional in 2001. Mr. Mortimer has served as the Portfolio Manager for the Portfolio since 2002.

Custodian, Transfer and Dividend Paying Agent

State Street Bank and Trust Company, Boston, Massachusetts, acts as Custodian of the Trust’s assets as well as Transfer and Dividend Paying Agent and in so doing performs certain bookkeeping, data processing and administrative services.

Payments in Connection with Distribution

Certain affiliated life insurance companies receive financial support from SunAmerica and certain Subadvisers for distribution-related activities, including support to help offset costs for training to support sales of the Portfolios.

Legal Proceedings

On February 9, 2006, AIG, the parent company and an affiliated person of SunAmerica, the investment adviser, announced that it had consented to the settlement of an injunctive action instituted by the SEC. In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG’s accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the assets of the Portfolios.

AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”). Certain affiliated persons of AIG, including SunAmerica, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG’s investment management subsidiaries, to serve as investment adviser, sub-adviser, principal underwriter or sponsor of the Portfolios. SunAmerica expects that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

Additionally, AIG and its subsidiaries reached a resolution of claims and matters under investigation with the United State Department of Justice (“DOJ”), the Attorney General of the State of New York (“NYAG”) and the New York State Department of Insurance (“DOI”), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG made payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG’s internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

Subject to receipt of permanent relief, SunAmerica believes that the settlements are not likely to have a material adverse effect on their ability to perform their respective investment advisory or distribution services relating to the Portfolios.

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ACCOUNT INFORMATION

Shares of the Portfolios are not offered directly to the public. Instead, shares of the Portfolios are issued and redeemed only in connection with investments in and payments made under Variable Contracts offered by the Life Insurance Companies. The term “Manager” as used in this Prospectus means either SunAmerica or other registered investment advisers that serve as subadvisers to the Trust, as the case may be. All shares of the Trust are owned by “Separate Accounts” of the Life Insurance Companies. If you would like to invest in a Portfolio, you must purchase a Variable Contract from one of the Life Insurance Companies. Class 2 shares of the Portfolios, which are issued only in connection with certain Variable Contracts, are offered through this Prospectus.

You should also be aware that the Variable Contracts involve fees and expenses that are not described in this Prospectus, and that the contracts also may involve certain restrictions and limitations. You will find information about purchasing a Variable Contract, including information on fees and expenses of the Contract, and the Portfolios available to you in the prospectus that offers the contract, which accompanies this Prospectus.

The Trust does not foresee a disadvantage to contract owners arising out of the fact that the Trust offers its shares for Variable Contracts through the Life Insurance Companies. Nevertheless, the Trust’s Board of Trustees (the “Board”) intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more insurance company separate accounts might withdraw their investments in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.

Service Fees

Class 2 shares of each Portfolio are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of up to 0.15% of the average daily net assets of such class of shares. The service fees will be used to compensate the Life Insurance Companies for costs associated with servicing such class of shares, including the cost of reimbursing the Life Insurance Companies for expenditures made to financial intermediaries for providing services to contract holders of the Variable Contracts who are the indirect beneficial owners of the Portfolios’ Class 2 shares. Because these service fees are paid out of each Portfolio’s Class 2 assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Transaction Policies

Valuation of shares. The net asset value per share (“NAV”) for each Portfolio is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing the net assets by the number of outstanding shares.

Investments for which market quotations are readily available are valued at their market price as of the close of regular trading on the New York Stock Exchange for the day, unless, in accordance with pricing procedures approved by the Trust’s Board, the market quotations are determined to be unreliable. Securities and other assets for which market quotations are unavailable or unreliable are valued at fair value in accordance with pricing procedures approved by the Board.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the market price at the close of such exchanges on the day of valuation. If a security’s price is available from more than one exchange, a Portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the

Seasons Series Trust	64

performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities the Trust uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Certain Portfolios may invest to a large extent in securities that are primarily listed on foreign exchanges for foreign equity securities that trade on weekends or other days when the Trust does not price its shares. As a result, the value of such foreign securities may change on days when the Trust is not open for purchase or redemptions.

Buy and sell shares. The Separate Accounts buy and sell shares of a Portfolio at NAV, without any sales or other charges. However, as discussed above, the shares are subject to service fees pursuant to a 12b-1 plan.

Execution of requests. The Trust is open on those days when the New York Stock Exchange is open for regular trading. We execute buy and sell requests at the next NAV to be calculated after the Trust accepts the request. If the Trust receives the order before the Trust’s close of business (generally 4:00 p.m., Eastern time), the order will receive that day’s closing price. If the Trust receives the order after that time, it will receive the next business day’s closing price.

During periods of extreme volatility or market crisis, a Portfolio may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to seven business days or longer, or as allowed by federal securities laws.

Dividend Policies and Taxes

Distributions. Each Portfolio annually declares and distributes substantially all of its net investment income in the form of dividends and capital gains distributions. The dividends and distributions will be reinvested automatically in additional shares of the same Portfolio and share class on which they were paid.

Taxes. Each Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. So long as each Portfolio is qualified as a regulated investment company, it will not be subject to federal income tax on the earnings that it distributes to its shareholders.

The Portfolios which receive dividend income from U.S. sources will annually designate certain amounts of their dividends paid as eligible for the dividends received deduction, and the Portfolios incurring foreign taxes will elect to pass-through allowable foreign tax credits. These designations and elections will benefit the Life Insurance Companies, in potentially material amounts, and will not beneficially or adversely affect you or the Portfolios. The benefits to the Life Insurance Companies will not be passed to you or the Portfolios.

Frequent Purchases and Redemptions of Shares

The Portfolios, which are offered only through Variable Contracts, are intended for long-term investment and not as frequent short-term trading (“market timing”) vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers or redemptions should not acquire Variable Contracts that relate to shares of the Portfolios. The Board of Trustees has adopted policies and procedures with respect to market timing activity as discussed below.

The Trust believes that market timing activity is not in the best interest of its Portfolios’ performance or their participants. Market timing can disrupt the ability of a Manager to invest assets in an orderly, long-term manner, which may have an adverse impact on the performance of the Portfolios. In addition, market timing may increase a Portfolio’s expenses through: increased brokerage, transaction and administrative costs; forced and unplanned portfolio turnover; and large asset swings that decrease a Portfolio’s ability to provide

65	Seasons Series Trust

maximum investment return to all participants. This in turn can have an adverse effect on Portfolio performance.

Since certain Portfolios invest significantly in foreign securities and/or high yield fixed income securities (“junk bonds”), they may be particularly vulnerable to market timing. Market timing in Portfolios investing significantly in foreign securities may occur because of time zone differences between the foreign markets on which a Portfolio’s international portfolio securities trade and the time as of which the Portfolio’s net asset value is calculated. Market timing in Portfolios investing significantly in junk bonds may occur if market prices are not readily available for a Portfolio’s junk bond holdings. Market timers may purchase shares of a Portfolio based on events occurring after foreign market closing prices are established but before calculation of the Portfolio’s net asset value, or if they believe market prices for junk bonds are not accurately reflected by a Portfolio. One of the objectives of the Trust’s fair value pricing procedures is to minimize the possibilities of this type of market timing (see “Transaction Policies — Valuation of Shares”).

Shares of the Portfolios are generally held through insurance company separate accounts. The ability of the Trust to monitor transfers made by the participants in separate accounts maintained by financial intermediaries is limited by the institutional nature of these omnibus accounts. The Board’s policy is that the Portfolios must rely on the insurance company separate account to both monitor market timing within a Portfolio and attempt to prevent it through their own policies and procedures. The Trust has entered into agreements with the Separate Accounts that require the Separate Accounts to provide certain information to help identify frequent trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in frequent traders. In situations in which the Trust becomes aware of possible market timing activity, it will notify the insurance company separate account in order to help facilitate the enforcement of such entity’s market timing policies and procedures. There is no guarantee that the Trust will be able to detect market timing activity or the participants engaged in such activity, or, if it is detected, to prevent its recurrence. Whether or not the Trust detects it, if market timing activity occurs, then you should anticipate that you will be subject to the disruptions and increased expenses discussed above. The Trust reserves the right, in its sole discretion and without prior notice, to reject or refuse purchase orders received from insurance company separate accounts, whether directly or by transfer, including orders that have been accepted by a financial intermediary, that the Trust determines not to be in the best interest of the Portfolios. Such rejections or refusals will be applied uniformly without exception.

Any restrictions or limitations imposed by the Separate Accounts may differ from those imposed by the Trust. Please review your Variable Contract prospectus for more information regarding the insurance company’s market timing policies and procedures, including any restrictions or limitations that the insurance company separate account may impose with respect to trades made through a Variable Contract.

Please refer to the documents pertaining to your Variable Contract prospectus on how to direct investments in or redemptions from (including making transfers into or out of) the Portfolios and any fees that may apply.

Portfolio Holdings

The Trust’s policies and procedures with respect to the disclosure of the Portfolios’ securities are described in the Statement of Additional Information.

Seasons Series Trust	66

FINANCIAL HIGHLIGHTS

The following Financial Highlights tables for shares of each Portfolio are intended to help you understand the Portfolios’ financial performance for the past 5 years (or for periods since the commencement of operations). Certain information reflects financial results for a single Class 2 Portfolio share. The total returns in each table represent the rate that an investor would have earned (or lost) on an investment in a share of each Portfolio (assuming reinvestment of all dividends and distributions). Separate Account charges are not reflected in the total returns. If these amounts were reflected, returns would be less than those shown. The Financial Highlights information set forth below has been audited by PricewaterhouseCoopers LLP, whose report, along with each Portfolio’s financial statements, is included in the Trust’s annual report to shareholders, which is available upon request.

															Ratio of
					Dividends	Dividends	Dividends		Net			Net			net
	Net Asset	Net	Net realized		declared	from net	declared		Asset			Assets	Ratio of		investment
	Value	investment	& unrealized	Total from	from net	realized	from net		Value			end of	expenses to		income to
Period	beginning	income	gain (loss) on	investment	investment	gain on	return of	Total	end of	Total		period	average		average			Portfolio
ended	of period	(loss)*	investments	operations	income	investments	capital	distributions	period	Return**		(000’s)	net assets		net assets			turnover

Multi-Managed Growth Portfolio Class 2

03/31/03	$10.60	$0.10	$(1.87)	$(1.77)	$(0.14)	$—	$—	$(0.14)	$8.69	$(16.71)%		$48,414	1.24%		1.09%			106	%(2)
03/31/04	8.69	0.06	2.35	2.41	(0.09)	—	—	(0.09)	11.01	27.79		78,735	1.25		0.59			100	(2)
03/31/05	11.01	0.08	0.57	0.65	(0.05)	—	—	(0.05)	11.61	5.90	(1)	78,191	1.19		0.69			107	(2)
03/31/06	11.61	0.09	1.48	1.57	(0.08)	—	—	(0.08)	13.10	13.56	(1)	84,310	1.26	(3)	0	.73(3)		114
03/31/07	13.10	0.15	0.82	0.97	(0.10)	—	—	(0.10)	13.97	7.39		82,496	1.21	(3)(4)	1	.15(3	)(4)	154

Multi-Managed Moderate Growth Portfolio Class 2

03/31/03	11.04	0.18	(1.45)	(1.27)	(0.20)	—	—	(0.20)	9.57	(11.48)		101,321	1.15		1.88			109	(2)
03/31/04	9.57	0.13	2.01	2.14	(0.15)	—	—	(0.15)	11.56	22.51		164,241	1.15		1.25			105	(2)
03/31/05	11.56	0.16	0.30	0.46	(0.11)	—	—	(0.11)	11.91	3.99	(1)	167,282	1.10		1.40			116	(2)
03/31/06	11.91	0.18	1.10	1.28	(0.16)	—	—	(0.16)	13.03	10.72	(1)	177,331	1.14	(3)	1	.46(3)		123
03/31/07	13.03	0.25	0.69	0.94	(0.19)	—	—	(0.19)	13.78	7.22		183,279	1.11	(3)(4)	1	.87(3	)(4)	169

*	Calculated based upon average shares outstanding
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
(1)	The Portfolio’s performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions
(2)	Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

	2003	2004	2005

Multi-Managed Growth Portfolio	106%	99%	107%
Multi-Managed Moderate Growth Portfolio	108	104	114

(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07

Multi-Managed Growth Portfolio Class 2	0.01%	0.02%
Multi-Managed Moderate Growth Portfolio Class 2	0.01	0.02

(4)	Gross custody credits of 0.01%

67	Seasons Series Trust

FINANCIAL HIGHLIGHTS (continued)

															Ratio of
					Dividends	Dividends	Dividends		Net			Net			net
	Net Asset	Net	Net realized		declared	from net	declared		Asset			Assets	Ratio of		investment
	Value	investment	& unrealized	Total from	from net	realized	from net		Value			end of	expenses to		income to
Period	beginning	income	gain (loss) on	investment	investment	gain on	return of	Total	end of	Total		period	average		average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	capital	distributions	period	Return**		(000’s)	net assets		net assets		turnover

Multi-Managed Income/Equity Portfolio Class 2

03/31/03	$11.10	$0.31	$(0.60)	$(0.29)	$(0.29)	$—	$—	$(0.29)	$10.52	$(2.61)%		$92,470	1.13%		2.98%		87	%(2)
03/31/04	10.52	0.26	1.27	1.53	(0.24)	—	—	(0.24)	11.81	14.67		149,978	1.12		2.31		113	(2)
03/31/05	11.81	0.30	0.10	0.40	(0.22)	—	—	(0.22)	11.99	3.39	(1)	151,035	1.06		2.53		108	(2)
03/31/06	11.99	0.33	0.40	0.73	(0.28)	—	—	(0.28)	12.44	6.09	(1)	150,711	1.11	(3)	2	.64(3)	121
03/31/07	12.44	0.39	0.40	0.79	(0.35)	—	—	(0.35)	12.88	6.37		147,663	1.08	(3)	3	.08(3)	147

Multi-Managed Income Portfolio Class 2

03/31/03	11.19	0.41	—	0.41	(0.34)	—	—	(0.34)	11.26	3.74		80,625	1.12		3.75		97	(2)
03/31/04	11.26	0.34	0.84	1.18	(0.32)	—	—	(0.32)	12.12	10.61		118,953	1.10		2.96		126	(2)
03/31/05	12.12	0.37	(0.16)	0.21	(0.30)	—	—	(0.30)	12.03	1.71	(1)	115,350	1.05		3.12		112	(2)
03/31/06	12.03	0.40	0.06	0.46	(0.37)	—	—	(0.37)	12.12	3.84	(1)	108,178	1.10	(3)	3	.25(3)	118
03/31/07	12.12	0.46	0.26	0.72	(0.45)	(0.16)	—	(0.61)	12.23	6.04		101,778	1.07	(3)	3	.71(3)	166

*	Calculated based upon average shares outstanding
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
(1)	The Portfolio’s performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions
(2)	Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

	2003	2004	2005

Multi-Managed Income/Equity Portfolio	85%	111%	106%
Multi-Managed Income Portfolio	94	123	110

(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07

Multi-Managed Income/Equity Portfolio Class 2	0.00%	0.00%
Multi-Managed Income Portfolio Class 2	0.00	0.00

Seasons Series Trust	68

FINANCIAL HIGHLIGHTS (continued)

															Ratio of
					Dividends	Dividends	Dividends		Net			Net			net
	Net Asset	Net	Net realized		declared	from net	declared		Asset			Assets	Ratio of		investment
	Value	investment	& unrealized	Total from	from net	realized	from net		Value			end of	expenses to		income to
Period	beginning	income	gain (loss) on	investment	investment	gain on	return of	Total	end of	Total		period	average		average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	capital	distributions	period	Return**		(000’s)	net assets		net assets		turnover

Asset Allocation: Diversified Growth Portfolio Class 2

03/31/03	$10.70	$0.13	$(2.28)	$(2.15)	$(0.11)	$—	$—	$(0.11)	$8.44	(20.11)%		$141,724	1.11%		1.42%		145	%(5)
03/31/04	8.44	0.11	2.33	2.44	(0.11)	—	—	(0.11)	10.77	29.02	(2)	232,730	1.13	(1)	1.12	(1)	108	(5)
03/31/05	10.77	0.10	0.52	0.62	(0.11)	—	—	(0.11)	11.28	5.77	(3)	230,448	1.09	(1)	0.93	(1)	159	(5)
03/31/06	11.28	0.19	1.35	1.54	(0.15)	—	—	(0.15)	12.67	13.71	(3)	237,220	1.06	(1)(4)	1.63	(1)(4)	118
03/31/07	12.67	0.22	1.42	1.64	(0.23)	(0.19)	—	(0.42)	13.89	13.07		233,703	1.09	(1)(4)	1.64	(1)(4)	84

Stock Portfolio Class 2

03/31/03	14.33	—	(3.36)	(3.36)	—	—	—	—	10.97	(23.45)		110,306	1.10		(0.03)		45
03/31/04	10.97	(0.01)	3.78	3.77	—	—	—	—	14.74	34.37		184,179	1.11		(0.05)		42
03/31/05	14.74	0.06	0.45	0.51	—	—	—	—	15.25	3.46		182,833	1.08		0.37		42
03/31/06	15.25	0.03	2.29	2.32	(0.06)	—	—	(0.06)	17.51	15.23		188,970	1.08	(1)	0.18	(1)	45
03/31/07	17.51	0.04	1.68	1.72	(0.03)	(1.17)	—	(1.20)	18.03	9.94		185,413	1.08	(1)	0.18	(1)	39

*	Calculated based upon average shares outstanding
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
(1)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/04	03/31/05	03/31/06	03/31/07

Asset Allocation: Diversified Growth Portfolio Class 2	0.01%	0.00%	0.01%	0.02%
Stock Portfolio Class 2	—	—	0.00	0.00

(2)	Total return for each class was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions
(3)	The Portfolio’s performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions
(4)	Net of the following reimbursements (recoupments) (based on average net assets):

	03/31/06	03/31/07

Asset Allocation: Diversified Growth Portfolio Class 2	0.05%	0.10%

(5)	Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

	2003	2004	2005

Asset Allocation: Diversified Growth Portfolio	143%	106%	156%

69	Seasons Series Trust

FINANCIAL HIGHLIGHTS (continued)

														Ratio of
					Dividends	Dividends	Dividends		Net		Net			net
	Net Asset	Net	Net realized		declared	from net	declared		Asset		Assets	Ratio of		investment
	Value	investment	& unrealized	Total from	from net	realized	from net		Value		end of	expenses to		income to
Period	beginning	income	gain (loss) on	investment	investment	gain on	return of	Total	end of	Total	period	average		average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	capital	distributions	period	Return**	(000’s)	net assets		net assets		turnover

Large Cap Growth Portfolio Class 2

03/31/03	$7.97	$—	$(2.00)	$(2.00)	$—	$—	$—	$—	$5.97	(25.09)%	$41,534	1.25	%(1)	(0.07	)%(1)	58%
03/31/04	5.97	(0.01)	1.86	1.85	—	—	—	—	7.82	30.99	71,204	1.25	(1)	(0.13	)(1)	44
03/31/05	7.82	0.02	0.43	0.45	—	—	—	—	8.27	5.75	78,540	1.19	(1)	0.24	(1)	38
03/31/06	8.27	0.00	1.15	1.15	(0.02)	—	—	(0.02)	9.40	13.89	90,485	1.09	(2)	(0.02	)(2)	54
03/31/07	9.40	0.02	0.46	0.48	—	—	—	—	9.88	5.11	94,990	1.08	(2)(3)	0.19	(2)(3)	53

Large Cap Composite Portfolio Class 2

03/31/03	9.18	0.02	(2.33)	(2.31)	(0.01)	—	—	(0.01)	6.86	(25.13)	16,939	1.25		0.23		59
03/31/04	6.86	0.01	2.16	2.17	(0.01)	—	—	(0.01)	9.02	31.58	27,637	1.25		0.13		78
03/31/05	9.02	0.06	0.44	0.50	(0.01)	—	—	(0.01)	9.51	5.54	29,038	1.25		0.63		58
03/31/06	9.51	0.04	0.97	1.01	(0.06)	—	—	(0.06)	10.46	10.63	31,059	1.25	(2)	0.42	(2)	70
03/31/07	10.46	0.05	1.04	1.09	(0.04)	—	—	(0.04)	11.51	10.42	34,285	1.25	(2)	0.49	(2)	76

*	Calculated based upon average shares outstanding
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
(1)	Net of the following reimbursements (recoupments) (based on average net assets):

	03/31/03	03/31/04	03/31/05	03/31/06	03/31/07

Large Cap Growth Portfolio Class 2	0.06%	0.01%	(0.05)%	—%	—%
Large Cap Composite Portfolio Class 2	0.49	0.41	0.17	0.11	0.08

(2)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07

Large Cap Growth Portfolio Class 2	0.00%	0.00%
Large Cap Composite Portfolio Class 2	0.00	0.01

(3)	Gross custody credit of 0.01%

Seasons Series Trust	70

FINANCIAL HIGHLIGHTS (continued)

					Dividends	Dividends	Dividends		Net		Net			Ratio of
	Net Asset	Net	Net realized		declared	from net	declared		Asset		Assets	Ratio of		net
	Value	investment	& unrealized	Total from	from net	realized	from net		Value		end of	expenses to		investment
Period	beginning	income	gain (loss) on	investment	investment	gain on	return of	Total	end of	Total	period	average net		income to		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	capital	distributions	period	Return**	(000’s)	assets		net assets		turnover

Large Cap Value Portfolio Class 2

03/31/03	$10.60	$0.09	$(2.85)	$(2.76)	$(0.02)	$(0.04)	$—	$(0.06)	$7.78	(26.09)%	$51,942	1.25	%(1)	1.07	%(1)	32%
03/31/04	7.78	0.10	2.92	3.02	(0.07)	—	—	(0.07)	10.73	38.93	92,112	1.25	(1)	1.04	(1)	29
03/31/05	10.73	0.12	0.86	0.98	(0.07)	—	—	(0.07)	11.64	9.18	109,563	1.11	(1)	1.11	(1)	32
03/31/06	11.64	0.15	1.25	1.40	(0.10)	(0.07)	—	(0.17)	12.87	12.09	115,372	1.10	(2)	1.23	(2)	39
03/31/07	12.87	0.18	1.77	1.95	(0.11)	(0.45)	—	(0.56)	14.26	15.22	129,525	1.05	(2)	1.32	(2)	34

Mid Cap Growth Portfolio Class 2

03/31/03	10.05	(0.07)	(2.33)	(2.40)	—	—	—	—	7.65	(23.88)	32,110	1.30	(1)	(0.86	)(1)	117
03/31/04	7.65	(0.09)	4.02	3.93	—	—	—	—	11.58	51.37	69,968	1.30	(1)	(0.89	)(1)	97
03/31/05	11.58	(0.09)	0.63	0.54	—	—	—	—	12.12	4.66	77,433	1.28	(1)	(0.78	)(1)	81
03/31/06	12.12	(0.04)	3.04	3.00	—	(0.42)	—	(0.42)	14.70	24.98	96,349	1.19	(2)	(0.30	)(2)	86
03/31/07	14.70	(0.05)	0.98	0.93	—	(1.03)	—	(1.03)	14.60	6.55	92,566	1.16	(2)	(0.37	)(2)	71

*	Calculated based upon average shares outstanding
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
(1)	Net of the following reimbursements (recoupments) (based on average net assets):

	03/31/03	03/31/04	03/31/05

Large Cap Value Portfolio Class 2	(0.02)%	(0.03)%	(0.00)%
Mid Cap Growth Portfolio Class 2	0.13	0.03	(0.08)

(2)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07

Large Cap Value Portfolio Class 2	0.00%	0.00%
Mid Cap Growth Portfolio Class 2	0.00	0.00

71	Seasons Series Trust

FINANCIAL HIGHLIGHTS (continued)

														Ratio of
					Dividends	Dividends	Dividends		Net		Net			net
	Net Asset	Net	Net realized		declared	from net	declared		Asset		Assets	Ratio of		investment
	Value	investment	& unrealized	Total from	from net	realized	from net		Value		end of	expenses to		income to
Period	beginning	income	gain (loss) on	investment	investment	gain on	return of	Total	end of	Total	period	average		average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	capital	distributions	period	Return**	(000’s)	net assets		net assets		turnover

Mid Cap Value Portfolio Class 2

03/31/03	$13.40	$0.10	$(2.73)	$(2.63)	$(0.02)	$(0.16)	$—	$(0.18)	$10.59	(19.73)%	$46,557	1.30	%(1)	0.83	%(1)	61%
03/31/04	10.59	0.08	4.79	4.87	(0.08)	(0.01)	—	(0.09)	15.37	46.09	85,682	1.30	(1)	0.53	(1)	50
03/31/05	15.37	0.10	2.58	2.68	(0.05)	(0.30)	—	(0.35)	17.70	17.52	118,416	1.18	(1)	0.63	(1)	42
03/31/06	17.70	0.14	2.60	2.74	(0.09)	(1.16)	—	(1.25)	19.19	15.82	124,641	1.17		0.77		46
03/31/07	19.19	0.13	2.57	2.70	(0.11)	(1.89)	—	(2.00)	19.89	14.50	127,417	1.12		0.68		46

Small Cap Portfolio Class 2

03/31/03	8.34	(0.03)	(2.32)	(2.35)	—	—	—	—	5.99	(28.18)	28,013	1.30	(1)	(0.52	)(1)	91
03/31/04	5.99	(0.05)	2.95	2.90	—	—	—	—	8.89	48.41	62,201	1.30	(1)	(0.67	)(1)	134
03/31/05	8.89	(0.05)	0.13	0.08	—	—	—	—	8.97	0.90	66,999	1.30	(1)	(0.62	)(1)	134
03/31/06	8.97	(0.01)	1.76	1.75	—	(0.08)	—	(0.08)	10.64	19.62	79,997	1.30	(1)(2)	(0.15	)(1)(2)	85
03/31/07	10.64	(0.01)	0.70	0.69	—	(0.48)	—	(0.48)	10.85	6.59	79,374	1.25	(1)(2)	0.16	(1)(2)	153

*	Calculated based upon average shares outstanding
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
(1)	Net of the following reimbursements (recoupments) (based on average net assets):

	03/31/03	03/31/04	03/31/05	03/31/06	03/31/07

Mid Cap Value Portfolio Class 2	(0.01)%	(0.01)%	(0.02)%	—%	—%
Small Cap Portfolio Class 2	0.18	0.06	(0.08)	0.02	(0.03)

(2)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07

Mid Cap Value Portfolio Class 2	—%	—%
Small Cap Portfolio Class 2	0.00	0.03

Seasons Series Trust	72

FINANCIAL HIGHLIGHTS (continued)

														Ratio of
					Dividends	Dividends	Dividends		Net		Net			net
	Net Asset	Net	Net realized		declared	from net	declared		Asset		Assets	Ratio of		investment
	Value	investment	& unrealized	Total from	from net	realized	from net		Value		end of	expenses to		income to
Period	beginning	income	gain (loss) on	investment	investment	gain on	return of	Total	end of	Total	period	average		average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	capital	distributions	period	Return**	(000’s)	net assets		net assets		turnover

International Equity Portfolio Class 2

03/31/03	$7.35	$0.02	$(2.24)	$(2.22)	$(0.01)	$—	$—	$(0.01)	$5.12	(30.17)%	$22,167	1.45	%(1)	0.31	%(1)	53%
03/31/04	5.12	0.03	2.65	2.68	(0.06)	—	—	(0.06)	7.74	52.53	58,220	1.45	(1)	0.45	(1)	50
03/31/05	7.74	0.03	0.83	0.86	(0.09)	—	—	(0.09)	8.51	11.16	85,852	1.45	(1)	0.41	(1)	84
03/31/06	8.51	0.07	2.12	2.19	(0.04)	(0.14)	—	(0.18)	10.52	25.86	118,834	1.45	(1)	0.82	(1)	71
03/31/07	10.52	0.11	1.69	1.80	(0.05)	(0.39)	—	(0.44)	11.88	17.36	154,690	1.44	(1)(4)	1.01	(1)(4)	80

Diversified Fixed Income Portfolio Class 2

03/31/03	9.75	0.32	0.65	0.97	(0.04)	—	—	(0.04)	10.68	10.00	135,818	1.15	(1)	3.25	(1)	63	(2)
03/31/04	10.68	0.33	0.19	0.52	(0.25)	—	—	(0.25)	10.95	4.97	138,125	1.05	(1)	3.01	(1)	109	(2)
03/31/05	10.95	0.37	(0.35)	0.02	(0.32)	(0.01)	—	(0.33)	10.64	0.07	122,693	0.99		3.42		88	(2)
03/31/06	10.64	0.38	(0.25)	0.13	(0.32)	(0.05)	—	(0.37)	10.40	1.21 (3)	108,491	0.98		3.52		94
03/31/07	10.40	0.42	0.16	0.58	(0.31)	0.00	—	(0.31)	10.67	5.66	101,549	0.95		4.05		108

*	Calculated based upon average shares outstanding
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
(1)	Net of the following reimbursements (recoupments) (based on average net assets):

	03/31/03	03/31/04	03/31/05	03/31/06	03/31/07

International Equity Portfolio Class 2	0.46%	0.30%	(0.00)%	0.03%	(0.04)%
Diversified Fixed Income Portfolio Class 2	—	(0.02)	—	—	—

(2)	Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

	2002	2003	2004	2005

Diversified Fixed Income Portfolio	44%	60%	106%	82%

(3)	The Portfolio’s performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions

(4)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

03/31/07

International Equity Portfolio Class 2	0.00%

73	Seasons Series Trust

FINANCIAL HIGHLIGHTS (continued)

														Ratio of
					Dividends	Dividends	Dividends		Net		Net			net
	Net Asset	Net	Net realized		declared	from net	declared		Asset		Assets	Ratio of		investment
	Value	investment	& unrealized	Total from	from net	realized	from net		Value		end of	expenses to		income to
Period	beginning	income	gain (loss) on	investment	investment	gain on	return of	Total	end of	Total	period	average		average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	capital	distributions	period	Return**	(000’s)	net assets		net assets		turnover

Cash Management Portfolio Class 2

03/31/03	$10.89	$0.07	$—	$0.07	$(0.14)	$—	$—	$(0.14)	$10.82	0.66%	$56,597	1.00	%(1)	0.67	%(1)	—%
03/31/04	10.82	0.02	—	0.02	(0.07)	—	—	(0.07)	10.77	0.22	54,276	0.95	(1)	0.18	(1)	—
03/31/05	10.77	0.09	0.00	0.09	(0.02)	—	—	(0.02)	10.84	0.84	47,494	0.86	(1)	0.82	(1)	—
03/31/06	10.84	0.33	(0.01)	0.32	(0.11)	—	—	(0.11)	11.05	2.98	38,397	0.78	(1)(2)	2.93	(1)(2)	—
03/31/07	11.05	0.51	0.00	0.51	(0.27)	0.00	—	(0.27)	11.29	4.64 (3)	51,617	0.70		4.55		—

*	Calculated based upon average shares outstanding
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
(1)	Net of the following reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/03	03/31/04	03/31/05	03/31/06

Cash Management Portfolio Class 2	(0.02)%	(0.03)%	0.00%	0.03%

(2)	Gross of Custody Credits of 0.01%

(3)	The Portfolio’s performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.

Seasons Series Trust	74

FINANCIAL HIGHLIGHTS (continued)

														Ratio of
					Dividends	Dividends	Dividends		Net		Net			net
	Net Asset	Net	Net realized		declared	from net	declared		Asset		Assets	Ratio of		investment
	Value	investment	& unrealized	Total from	from net	realized	from net		Value		end of	expenses to		income to
Period	beginning	income	gain (loss) on	investment	investment	gain on	return of	Total	end of	Total	period	average		average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	capital	Distributions	period	Return**	(000’s)	net assets		net assets		turnover

Focus Growth Portfolio Class 2
03/31/03	$7.05	$(0.03)	$(1.55)	$(1.58)	$—	$—	$—	$—	$5.47	(22.41)%	$33,763	1	.45%(1)	(0	.59)%(1)	143%
03/31/04	5.47	(0.06)	2.47	2.41	—	—	—	—	7.88	44.06	68,443	1	.45(1)	(0	.81)(1)	90
03/31/05	7.88	(0.01)	(0.32)	(0.33)	—	—	—	—	7.55	(4.19)	67,731	1	.45(1)	(0	.10)(1)	200
03/31/06	7.55	(0.06)	1.54	1.48	—	—	—	—	9.03	19.60	73,281	1	.32(1)(2)	(0	.74)(1)(2)	102
03/31/07	9.03	(0.04)	0.04	0.00	—	—	—	—	9.03	0.00	62,866	1	.25(1)(2)(3)	(0	.48)(1)(2)(3)	120

*	Calculated based upon average shares outstanding
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
(1)	Net of the following reimbursements (recoupments) (based on average net assets):

	03/31/03	03/31/04	03/31/05	03/31/06	03/31/07

Focus Growth Portfolio Class 2	0.19%	0.05%	(0.09)%	(0.03)%	0.00%

(2)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07

Focus Growth Portfolio Class 2	0.00%	0.01%

(3)	Gross of custody credit of 0.01%.

75	Seasons Series Trust

FINANCIAL HIGHLIGHTS (continued)

														Ratio of
					Dividends	Dividends	Dividends		Net		Net			net
	Net Asset	Net	Net realized		declared	from net	declared		Asset		Assets	Ratio of		investment
	Value	investment	& unrealized	Total from	from net	realized	from net		Value		end of	expenses to		income to
Period	beginning	income	gain (loss) on	investment	investment	gain on	return of	Total	end of	Total	period	average		average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	capital	Distributions	period	Return**	(000’s)	net assets		net assets		turnover

Focus TechNet Portfolio Class 2
03/31/03	$4.41	$(0.04)	$(1.53)	$(1.57)	$—	$—	$—	$—	$2.84	(35.60)%	$11,585	1.65%		(1.46)%		253%
03/31/04	2.84	(0.07)	2.30	2.23	—	—	—	—	5.07	78.52	31,718	1.65		(1.55)		183
03/31/05	5.07	(0.06)	0.01	(0.05)	—	—	—	—	5.02	(0.99)	27,909	1.65		(1.16)		155
03/31/06	5.02	(0.08)	1.48	1.40	—	—	—	—	6.42	27.89	36,331	1.65		(1.31)		116
03/31/07	6.42	(0.08)	(0.03)	(0.11)	—	(0.21)	—	(0.21)	6.10	(1.76)	24,613	1.65	(1)	(1.37	)(1)	81
Focus Growth and Income Portfolio Class 2
03/31/03	8.32	(0.03)	(1.51)	(1.54)	—	—	—	—	6.78	(18.51)	19,142	1.45		(0.37)		180
03/31/04	6.78	(0.03)	2.53	2.50	—	—	—	—	9.28	36.87	49,277	1.45		(0.35)		84
03/31/05	9.28	0.02	0.03	0.05	—	—	—	—	9.33	0.54	49,049	1.45		0.18		77
03/31/06	9.33	0.09	1.21	1.30	(0.02)	—	—	(0.02)	10.61	13.96	48,297	1.42		0.94		164
03/31/07	10.61	0.06	1.49	1.55	(0.10)	(0.55)	—	(0.65)	11.51	14.68	52,060	1.30	(1)	0.58	(1)	151

Focus Value Portfolio Class 2

03/31/03	11.68	0.07	(2.63)	(2.56)	(0.07)	(0.25)	(0.03)	(0.35)	8.77	(22.00)	19,105	1.45		0.71		190
03/31/04	8.77	0.15	4.19	4.34	—	—	—	—	13.11	49.49	49,022	1.45		1.34		165
03/31/05	13.11	0.05	1.45	1.50	(0.09)	(0.69)	—	(0.78)	13.83	11.66	67,250	1.45		0.36		130
03/31/06	13.83	0.06	1.97	2.03	(0.01)	(0.60)	—	(0.61)	15.25	14.92	73,413	1.39		0.45		152
03/31/07	15.25	0.17	2.83	3.00	(0.05)	(0.37)	—	(0.42)	17.83	19.78	86,877	1.27	(1)(2)	1.01	(1)(2)	70

*	Calculated based upon average shares outstanding
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
@	The ratios reflect an expense cap of 1.65%, and 1.45% for the Focus TechNet Class 2, and Focus Growth and Income Class 2, respectively which are net of custody credits of 0.01%.
(1)	Net of the following reimbursements (recoupments) (based on average net assets):

	03/31/03	03/31/04	03/31/05	03/31/06	03/31/07

Focus TechNet Portfolio Class 2	1.71%	0.52%	0.17%	(0.06)%	(0.06)%
Focus Growth and Income Portfolio Class 2	0.68	0.25	(0.01)	(0.10)	0.00
Focus Value Portfolio Class 2	0.73	0.25	(0.02)	(0.07)	0.00

(2)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

03/31/07

Focus Value Portfolio Class 2	0.00%

Seasons Series Trust	76

FOR MORE INFORMATION

The following documents contain more information about the Portfolios and are available free of charge upon request:

Annual/Semi-annual Reports.  Contain financial statements, performance data and information on portfolio holdings. The annual report also contains a written analysis of market conditions and investment strategies that significantly affected a Portfolio’s performance for the most recently completed fiscal year.
Statement of Additional Information (SAI).  Contains additional information about the Portfolios’ policies, investment restrictions and business structure. This prospectus incorporates the SAI by reference.

The Trust’s Annual/Semi-annual Reports and SAI are not available online as the Trust does not have its own website. You may obtain copies of these documents or ask questions about the Portfolios by contacting:

AIG SunAmerica Assurance Insurance Company
Annuity Service Center
P.O. Box 54299
Los Angeles, California 90054-0299
1-800-445-7862

Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call (202) 942-8090 for information on the operation of the Public Reference Room. Reports and other information about the Portfolios are also available on the EDGAR Database on the Securities and Exchange Commission’s web-site at http://www.sec.gov and copies of this information may be obtained upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-0102.

You should rely only on the information contained in this prospectus. No one is authorized to provide you with any different information.

INVESTMENT COMPANY ACT
File No. 811-07725

77	Seasons Series Trust

PROSPECTUS
July 30, 2007

Seasons Series Trust
(Class 3 Shares)

•  Multi-Managed Growth Portfolio
•  Multi-Managed Moderate Growth Portfolio
•  Multi-Managed Income/Equity Portfolio
•  Multi-Managed Income Portfolio
•  Asset Allocation: Diversified Growth Portfolio
•  Stock Portfolio
•  Large Cap Growth Portfolio
•  Large Cap Composite Portfolio
•  Large Cap Value Portfolio
•  Mid Cap Growth Portfolio
•  Mid Cap Value Portfolio
•  Small Cap Portfolio
•  International Equity Portfolio
•  Diversified Fixed Income Portfolio
•  Strategic Fixed Income Portfolio
•  Cash Management Portfolio
•  Focus Growth Portfolio
•  Focus TechNet Portfolio
•  Focus Growth and Income Portfolio
•  Focus Value Portfolio
•  Allocation Growth Portfolio
•  Allocation Moderate Growth Portfolio
•  Allocation Moderate Portfolio
•  Allocation Balanced Portfolio

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Seasons Series Trust	2

TRUST HIGHLIGHTS

The following questions and answers are designed to give you an overview of Seasons Series Trust (the “Trust”) and to provide you with information about the Trust’s 24 separate investment series (“Portfolios”) and their investment goals and principal investment strategies. More detailed investment information is provided in the charts, under “More Information About the Portfolios” and the glossary.

Individuals cannot invest in the Portfolios directly. Instead, they participate through a variable annuity contract or variable life policy (collectively, the “Variable Contracts”) offered by life insurance companies (the “Life Insurance Companies”) affiliated with AIG SunAmerica Asset Management Corp., the investment adviser and manager (“SunAmerica” or the “Adviser”). The term “Manager” as used in this prospectus means either SunAmerica or the other registered investment advisers that serve as investment subadvisers (“Subadvisers”) to the Trust, as the case may be.

Six of the Portfolios, Multi-Managed Growth Portfolio, Multi-Managed Moderate Growth Portfolio, Multi-Managed Income/Equity Portfolio, Multi-Managed Income Portfolio, Asset Allocation: Diversified Growth Portfolio and Stock Portfolio, which we call the “Seasons Portfolios” are available only through the selection of one of four variable investment “Strategies” described in the Variable Contracts prospectus. You should be aware that if you select a “Strategy” you will not invest directly in one of the Portfolios. Instead, each Strategy invests in three of the six Seasons Portfolios and the allocation of assets among the Portfolios will vary depending on the objective of the Strategy.

Eighteen of the Portfolios, which we call the “Seasons Select Portfolios,” the “Seasons Focused Portfolios,” and the “Seasons Managed Allocation Portfolios,” are available as variable investment options under Variable Contracts offered by the Life Insurance Companies.

Each Seasons Managed Allocation Portfolio is structured as a “fund-of-funds” which means that it pursues its investment goal by investing its assets in a combination of the Seasons Select Portfolios and the Seasons Focused Portfolios (collectively, the “Underlying Portfolios”).

Managed Components — the four distinct, actively managed investment components in which all of the assets of the Multi-Managed Seasons Portfolios are invested. The percentage each Multi-Managed Seasons Portfolio allocates to a Managed Component differs based upon the Portfolio’s investment goal. See “Managed Components” herein.
Capital Appreciation/Growth is an increase in the market value of securities held.
Income is interest payments from bonds or dividends from stocks.
Yield is the annual dollar income received on an investment expressed as a percentage of the current or average price.

Q&A

Q: What are the Portfolios’ investment goals and principal investment strategies?

A:	Each Portfolio operates as a separate mutual fund, with its own investment goal and principal investment strategy. Each Seasons Managed Allocation Portfolio invests its assets in a combination of the Underlying Portfolios rather than investing directly in stocks, bonds, cash and other investments. A fund-of-funds strategy generally offers investors an efficient means of diversification among a number of mutual funds while obtaining professional management in determining which funds to select, how much of their assets to commit to each fund, and when to make that selection.
A Portfolio’s investment goal and principal investment strategy may be changed without shareholder approval. You will receive at least 60 days’ notice to any change to the 80% investment policies set forth below. There can be no assurance that any Portfolio will meet its investment goal or that the net return on an investment will exceed what could have been obtained through other investment or savings vehicles.

Seasons Portfolios
Portfolio	Investment Goal	Principal Investment Strategy
Multi-Managed Growth Portfolio	long-term growth of capital	asset allocation through Managed Components
Multi-Managed Moderate Growth Portfolio	long-term growth of capital, with capital preservation as a secondary objective	asset allocation through Managed Components
Multi-Managed Income/Equity Portfolio	conservation of principal while maintaining some potential for long-term growth of capital	asset allocation through Managed Components

3	Seasons Series Trust

Seasons Portfolios
Portfolio	Investment Goal	Principal Investment Strategy
Multi-Managed Income Portfolio	capital preservation	asset allocation through Managed Components
Asset Allocation: Diversified Growth Portfolio	capital appreciation	investment primarily through a strategic allocation of approximately 80% (with a range of 65-95%) of its assets in equity securities and approximately 20% (with a range of 5-35%) of its assets in fixed income securities
Stock Portfolio	long-term capital appreciation, with a secondary objective of increasing dividend income	under normal circumstances, invests at least 80% of net assets in common stocks

Each of the Seasons Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity and Multi-Managed Income Portfolios (“Multi-Managed Seasons Portfolios”) allocates all of its assets among three or four distinct Managed Components, each managed by separate Managers and each with its own investment strategy. The four Managers of the Multi-Managed Seasons Portfolios are SunAmerica, Janus Capital Management LLC (“Janus”), Lord, Abbett & Co. LLC (“Lord Abbett”) and Wellington Management Company, LLP (“Wellington Management”). The four Managed Components are Aggressive Growth/SunAmerica, Growth/Janus, Balanced/Lord Abbett/SunAmerica and Fixed Income/Wellington Management. The Managed Components each invest to varying degrees, according to its investment strategy, in a diverse portfolio of securities including, but not limited to, common stocks, securities with equity characteristics (such as preferred stocks, warrants or fixed income securities convertible into common stock), corporate and U.S. government fixed income securities, money market instruments and/or cash or cash equivalents. The assets of each Managed Component that comprises a particular Multi-Managed Seasons Portfolio belong to that Portfolio.

Although each Multi-Managed Seasons Portfolio has a distinct investment goal and allocates its assets in varying percentages among the Managed Components in furtherance of that goal, the Managed Component(s) are managed in the same general manner regardless of the goal of the Multi-Managed Seasons Portfolios. However, the equity/debt weightings of the Balanced/Lord Abbett/SunAmerica component under normal market conditions will vary depending on the goal of the Multi-Managed Seasons Portfolios. The following chart shows the allocation of the assets of each Multi-Managed Seasons Portfolio among the Managed Components.

Managed Components
Portfolio	Aggressive Growth component/ SunAmerica	Growth component/ Janus	Balanced component/ Lord Abbett/ SunAmerica	Fixed Income component/ Wellington Management
Multi-Managed Growth Portfolio	20%	40%	14%/6%	20%
Multi-Managed Moderate Growth Portfolio	18%	28%	12.6%/5.4%	36%
Multi-Managed Income/Equity Portfolio	0%	18%	14%/14%	54%
Multi-Managed Income Portfolio	0%	8%	8.5%/8.5%	75%

Differences in investment returns among the Managed Components will cause the actual percentages to vary over the course of a calendar quarter from the targets listed in the chart. Accordingly, the assets of each Multi-Managed Seasons Portfolio will be reallocated or “rebalanced” among the Managed Components on at least a quarterly basis to restore the target allocations for such Portfolio.

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The following chart shows the investment goal and principal investment strategy of each of the Seasons Select Portfolios.

A “Growth” Philosophy — investing in securities believed to offer the potential for long-term growth of capital — focuses on securities considered to have a historical record of above-average growth rate, significant growth potential, above-average earnings growth or the ability to sustain earnings growth, or that offer proven or unusual products or services, or operate in industries experiencing increasing demand.
A “Value” Philosophy — investing in securities that are believed to be undervalued in the market — often reflects a contrarian approach in that the potential for superior relative performance is believed to be highest when stocks of fundamentally solid companies are out of favor. The selection criteria is generally calculated to identify stocks of companies with solid financial strength that have low price-earnings ratios and have generally been overlooked by the market, or companies undervalued within an industry or market capitalization category.
“Net assets” will take into account any borrowing for investment purposes.

Seasons Select Portfolios
Portfolio	Investment Goal	Principal Investment Strategy
Large Cap Growth Portfolio	long-term growth of capital	under normal circumstances, invests at least 80% of net assets in equity securities of large companies selected through a growth strategy
Large Cap Composite Portfolio	long-term growth of capital and growth of dividend income	under normal circumstances, invests at least 80% of net assets in equity securities of large companies that offer the potential for long-term growth of capital or dividends
Large Cap Value Portfolio	long-term growth of capital	under normal circumstances, invests at least 80% of net assets in equity securities of large companies selected through a value strategy
Mid Cap Growth Portfolio	long-term growth of capital	under normal circumstances, invests at least 80% of net assets in equity securities of medium-sized companies selected through a growth strategy
Mid Cap Value Portfolio	long-term growth of capital	under normal circumstances, invests at least 80% of net assets in equity securities of medium-sized companies selected through a value strategy
Small Cap Portfolio	long-term growth of capital	under normal circumstances, invests at least 80% of net assets in equity securities of small companies

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Seasons Select Portfolios
Portfolio	Investment Goal	Principal Investment Strategy
International Equity Portfolio	long-term growth of capital	under normal circumstances, invests at least 80% of net assets in equity securities of issuers in at least three countries other than the U.S.
Diversified Fixed Income Portfolio	relatively high current income and secondarily capital appreciation	under normal circumstances, invests at least 80% of net assets in fixed income securities, including U.S. and foreign government securities, mortgage-backed securities, investment grade debt securities, and high yield/high risk bonds (“junk bonds”)
Strategic Fixed Income Portfolio	high level of current income and, secondarily, capital appreciation over the long term	under normal circumstances, invests at least 80% of net assets in multiple sectors of the fixed income market, including high yield bonds, foreign government and corporate debt securities from developed and emerging markets, mortgage-backed securities and U.S. government, agency and investment grade securities
Cash Management Portfolio	high current yield while preserving capital	invests in a diversified selection of money market instruments

Each Seasons Select Portfolio except the Cash Management Portfolio, is managed by multiple Managers, and we call these Portfolios the “Multi-Managed Seasons Select Portfolios.” Each Multi-Managed Seasons Select Portfolio offers you access to at least three different professional Managers, one of which may be SunAmerica, and each of which advises a separate portion of the Portfolio. To balance the risks of an actively managed portfolio, each Multi-Managed Seasons Select Portfolio includes a passively-managed index component, currently managed by AIG Global Investment Corp. (“AIGGIC”) that seeks to track a target index or a subset of an index.

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The following chart shows the investment goal and principal investment strategy of each of the Seasons Focused Portfolios.

A “Focus” Strategy — one in which a Manager actively invests in a small number of holdings which constitute some of its favorite stock-picking ideas at any given moment. A focus philosophy reflects the belief that, over time, the performance of most investment managers’ “highest confidence” stocks exceeds that of their more diversified portfolios. Each Manager of the Focused Portfolios will generally invest in up to 10 securities, and each of these Portfolios will generally hold up to a total of 30 securities. Examples of when a Portfolio may hold more than the specified number of securities include, but are not limited to, re-balancing or purchase and sale transactions, including following the employment of a new Manager to manage a Portfolio or a portion of a Portfolio. In this situation the new Manager may be selling securities and buying new securities at the same time, resulting in the Portfolio holding more than its usual number of holdings. Each Manager may invest in additional financial instruments for the purpose of cash management or to hedge a security position.
Active Trading:  A strategy used whereby a Portfolio may engage in frequent trading of securities to achieve its investment goal.
Market Capitalization represents the total market value of the outstanding securities of a corporation.

Seasons Focused Portfolios
Portfolio	Investment Goal	Strategy
Focus Growth Portfolio	long-term growth of capital	active trading of equity securities selected on the basis of growth criteria, without regard to market capitalization
Focus TechNet Portfolio	long-term growth of capital	active trading of equity securities of companies that demonstrate the potential for long-term growth of capital and that the Managers believe will benefit significantly from technological advances or improvements, without regard to market capitalization. Under normal circumstances, at least 80% of net assets will be invested in such securities
Focus Growth and Income Portfolio	long-term growth of capital and current income	active trading of equity securities selected to achieve a blend of growth companies, value companies and companies that the Managers believe have elements of growth and value, issued by large-cap companies including those that may offer the potential for a reasonable level of current income. Each Manager may emphasize either a growth orientation or a value orientation at any particular time
Focus Value Portfolio	long-term growth of capital	active trading of equity securities selected on the basis of value criteria, without regard to market capitalization

The Seasons Focused Portfolios offer you access to several different professional Managers, one of which may be SunAmerica, and each of which advises a separate portion of the Portfolio. Each Manager actively selects a limited number of stocks that represent some of their favorite ideas. This “Focus” approach to investing results in a more concentrated portfolio, which will be less diversified than other Portfolios, and may be subject to greater market risks.

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SunAmerica initially allocated the assets of each Multi-Managed Seasons Select Portfolio and Seasons Focused Portfolio among the Managers for a Portfolio in a manner designed to maximize investment efficiency. SunAmerica allocates new cash from share purchases over redemption requests equally among the Managers (except for the Strategic Fixed Income Portfolio), unless SunAmerica determines that a different allocation of assets would be in the best interests of a Portfolio and its shareholders. The assets of the Diversified Fixed Income Portfolio are not divided equally between the three managers, but have a targeted allocation of 50% to one Manager (AIGGIC) with a portion actively managed and another passively managed and 25% each to the two other Managers. With respect to the Strategic Fixed Income Portfolio, SunAmerica intends to allocate the Portfolio’s assets, including new cash, between the three Managers with a targeted allocation of approximately 40% each to the two Managers responsible for subadvising the corporate high-yield debt and mortgage-backed securities portions of the Portfolio and 20% to the Manager subadvising the emerging market debt portion of the Portfolio. SunAmerica intends, on a quarterly basis, to review the asset allocation in each Multi-Managed Seasons Select Portfolio and Seasons Focused Portfolio to determine the extent to which the portion of assets managed by a Manager differs from that portion managed by any other Manager of the Portfolio subject to the allocation described above for the Strategic Fixed Income Portfolio. If SunAmerica determines that the difference is significant, SunAmerica will then re-allocate cash flows among the Managers, differently from the manner described above, in an effort to effect a re-balancing of the Portfolio’s asset allocation. In general, SunAmerica will not rebalance or reallocate the existing assets of a Multi-Managed Seasons Select Portfolio or Seasons Focused Portfolio among Managers. However, SunAmerica reserves the right, subject to the review of the Board, to reallocate assets from one Manager to another when it would be in the best interests of a Portfolio and its shareholders to do so. In some instances, where a reallocation results in any rebalancing of the Portfolio from a previous allocation, the effect of the reallocation may be to shift assets from a better performing Manager to a portion of the Portfolio with a relatively lower total return.

The following chart shows the investment goal and principal investment strategy of each of the Seasons Managed Allocation Portfolios.

Seasons Managed Allocation Portfolios
Portfolio	Investment Goal	Principal Investment Strategy	Principal Investment Techniques
Allocation Growth Portfolio	long-term capital appreciation	Fund-of-Funds	allocation of assets among a combination of Underlying Portfolios. Under normal circumstances, invests at least 80% of its net assets in equity portfolios.
Allocation Moderate Growth Portfolio	long-term capital appreciation	Fund-of-Funds	allocation of assets among a combination of Underlying Portfolios. Under normal circumstances, invests at least 30% and no more than 90% of its net assets in equity portfolios and at least 10% and no more than 70% of its net assets in fixed income portfolios.
Allocation Moderate Portfolio	long-term capital appreciation and moderate current income	Fund-of-Funds	allocation of assets among a combination of Underlying Portfolios. Under normal circumstances, invests at least 20% and no more than 80% of its net assets in equity portfolios and at least 20% and no more than 80% of its net assets in fixed income portfolios.
Allocation Balanced Portfolio	long-term capital appreciation and current income	Fund-of-Funds	allocation of assets among a combination of Underlying Portfolios. Under normal circumstances, invests no more than 70% of its net assets in equity portfolios.

Seasons Series Trust	8

Additional information about the principal investment techniques of the Seasons Managed Allocation Portfolios.

The Seasons Managed Allocation Portfolios may invest in a combination of the following Underlying Portfolios: Large Cap Growth Portfolio, Large Cap Composite Portfolio, Large Cap Value Portfolio, Mid Cap Growth Portfolio, Mid Cap Value Portfolio, Small Cap Portfolio, International Equity Portfolio, Diversified Fixed Income Portfolio, Strategic Fixed Income Portfolio, Cash Management Portfolio, Focus Growth Portfolio, Focus Growth and Income Portfolio, Focus Value Portfolio, and Focus TechNet Portfolio. However, the Seasons Managed Allocation Portfolios may not utilize all of the available Underlying Portfolios to meet their investment goals. The Underlying Portfolios have been selected to represent a reasonable spectrum of investment options for each Seasons Managed Allocation Portfolio.

For each Seasons Managed Allocation Portfolio, the Manager determines a target asset class allocation. The target asset class allocation is generally broken down into the following asset classes: large cap growth/value stocks, mid cap growth/value stocks, small cap stocks, international stocks, bonds (investment grade, high-yield, emerging markets), mortgages, and cash equivalents. Based on these target asset class allocations, the Manager determines a range and a target portfolio allocation in which each Seasons Managed Allocation Portfolio will invest in the Underlying Portfolios. The Manager may change the asset allocation ranges and the percentage invested in any of the Underlying Portfolios from time to time. The following chart reflects the percentage in which each Seasons Managed Allocation Portfolio was invested in the Underlying Portfolios as of March 31, 2007.

		Allocation
	Allocation	Moderate	Allocation	Allocation
	Growth	Growth	Moderate	Balanced
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Large Cap Growth Portfolio	17.9%	13.4%	11.9%	9.9%
Focus Growth Portfolio	3.4%	2.9%	2.4%	2.0%
Large Cap Value Portfolio	21.8%	20.3%	17.8%	15.3%
Focus Value Portfolio	5.0%	4.0%	3.5%	2.5%
Mid Cap Growth Portfolio	2.0%	2.0%	1.5%	1.5%
Mid Cap Value Portfolio	2.5%	2.0%	1.5%	1.5%
Small Cap Portfolio	15.0%	12.4%	8.9%	4.5%
International Equity Portfolio	27.4%	22.8%	17.2%	12.6%
Diversified Fixed Income Portfolio	2.0%	13.1%	18.2%	25.1%
Strategic Fixed Income Portfolio	3.0%	7.1%	12.1%	15.1%
Cash Management Portfolio	—	—	5.0%	10.0%

Due to market movements, portfolio management decisions or cash flow considerations, the Manager may determine that a Seasons Managed Allocation Portfolio’s investments in the Underlying Portfolios requires adjustments in order to meet its target asset class allocation. Generally, the Manager will manage the investments among the Underlying Portfolios for each Seasons Managed Allocation Portfolio to match its target asset class allocation and to rebalance assets back to the target asset class allocation as it deems necessary.

As an investor in a Seasons Managed Allocation Portfolio, you pay the expenses of such Portfolio and indirectly pay a proportionate share of the expenses of the Underlying Portfolios in which the Seasons Managed Allocation Portfolio invests.

9	Seasons Series Trust

For more complete information about the investment strategies and techniques of the Underlying Portfolios in which the Seasons Managed Allocation Portfolios intend to invest, see the charts herein.

Q:	What are the principal risks of investing in the Portfolios?

A:	The performance of the Seasons Managed Allocation Portfolios directly reflects the performance of the Underlying Portfolios in which the Seasons Managed Allocation Portfolios invest. Therefore, the performance of a Seasons Managed Allocation Portfolio depends both on its allocation among the Underlying Portfolios and the Underlying Portfolios’ ability to meet their investment goals. The Manager may not accurately assess the attractiveness or risk potential of particular Underlying Portfolios, asset classes, or investment styles.

The following section describes the principal risks of each Portfolio. The charts herein also describe various additional risks. Each Seasons Managed Allocation Portfolio is also exposed to the risks of the Underlying Portfolios.

Management Risks

Each Seasons Managed Allocation Portfolio is subject to the risk that the selection of the Underlying Portfolios and the allocation and reallocation of Seasons Managed Allocation Portfolio assets among the Underlying Portfolios may not produce the desired result. Similarly, each Seasons Portfolio, Seasons Select Portfolio and Seasons Focused Portfolio is subject to the risk that the selection of investments for the Portfolio may not produce the desired result.

Risks of Investing in Equity Securities

The Multi-Managed Growth, Multi-Managed Moderate Growth, Asset Allocation: Diversified Growth, Stock, Large Cap Growth, Large Cap Composite, Large Cap Value, Mid Cap Growth, Mid Cap Value, Small Cap, International Equity, Focus Growth, Focus TechNet, Focus Growth and Income and Focus Value Portfolios invest primarily in equity securities. Each Seasons Managed Allocation Portfolio may invest in certain Underlying Portfolios that invest in equity securities (“Underlying Equity Portfolios”), and the Allocation Growth, Allocation Moderate Growth and Allocation Moderate Portfolios invest primarily in Underlying Equity Portfolios. The Seasons Managed Allocation Portfolios are subject to the risks of changing market conditions generally. In addition, the Multi-Managed Income/Equity Portfolio invests significantly in equity securities.

As with any equity fund, the value of your investment in any of these Portfolios may fluctuate in response to stock market movements. This type of fluctuation is expected to increase as a Portfolio’s investments in equity securities or the Seasons Managed Allocation Portfolio’s allocation to Underlying Equity Portfolios increases, which also increases the risk that you may lose money during declines in the stock market. You should be aware that the performance of different types of equity securities may rise or decline under varying market conditions — for example, “value” stocks may perform well under circumstances in which “growth” stocks in general have fallen, and vice versa. In addition, individual stocks selected for any of these Portfolios may underperform the market generally, relevant benchmarks or other funds with comparable investment objectives and strategies.

Risks of Investing in Growth Stocks

Growth stocks are historically volatile, which will particularly affect the Multi-Managed Growth, Multi-Managed Moderate Growth, Asset Allocation: Diversified Growth, Stock, Large Cap Growth, Large Cap Composite, Mid Cap Growth, Small Cap, Focus Growth, Focus Growth and Income and Focus TechNet Portfolios (certain of such Portfolios are Underlying Equity Portfolios).

Risks of Investing in Value Stocks

The risk that the portfolio manager’s judgments that a particular security is undervalued in relation to the company’s fundamental economic value may prove incorrect, will particularly affect the Focus Growth and Income, Focus Value, Large Cap Value and Mid Cap Value Portfolios. Each of these Portfolios is an Underlying Equity Portfolio.

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Risks of Indexing

A component of the following portfolios is managed to track the performance of an index: Large Cap Growth Portfolio, Large Cap Composite Portfolio, Large Cap Value Portfolio, Mid Cap Growth Portfolio, Mid Cap Value Portfolio, Small Cap Portfolio, International Equity Portfolio and Diversified Fixed Income Portfolio. The Manager of such components, AIGGIC, may endeavor to track the index by purchasing every stock included in the index in the same proportions. Or, in the alternative, the Manager may invest in a sampling of index stocks by utilizing a statistical technique known as “optimization.” The goal of optimization is to select stocks which ensure that various industry weightings, market capitalizations and fundamental characteristics (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the index. If this component of such Portfolio does not adequately track the characteristics of the index, it is likely that the performance of this component will not be similar to the performance of the index and, therefore, may have an impact on the overall performance of the Portfolio. The index component will not sell securities in its portfolio or buy different securities over the course of a year other than in conjunction with changes in its index, raising funds to meet redemptions or rebalancing the portfolio, even if there are adverse developments concerning a particular security, company or industry.

Each of the Seasons Managed Allocation Portfolios may invest in certain Underlying Portfolios in which a component of such Underlying Portfolios is managed to track the performance of an index.

Risks of Investing in Technology Companies

The Focus TechNet Portfolio invests at least 80% of net assets in securities of companies that the Managers believe will benefit significantly from technological advances or improvements (“technology companies”). Technology companies may react similarly to certain market pressures and events. They may be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants, and obsolescence of existing technology. As a result, the returns of a Portfolio may be considerably more volatile than those of a portfolio that does not invest in technology companies. Technology company risk will also affect the Mid Cap Growth Portfolio. Each of the Seasons Managed Allocation Portfolios may invest in an Underlying Portfolio which may invest in technology companies.

Risks of Investing in Bonds

The Multi-Managed Income/Equity, Multi-Managed Income, Diversified Fixed Income and Strategic Fixed Income Portfolios invest primarily in bonds. In addition, the Multi-Managed Growth, Multi-Managed Moderate Growth and Asset Allocation: Diversified Growth Portfolios each invests significantly in bonds. Each of the Seasons Managed Allocation Portfolios may invest in an Underlying Portfolio which invests in bonds (Diversified Fixed Income and Strategic Fixed Income Portfolios) (each, an “Underlying Fixed Income Portfolio”). The Seasons Managed Allocation Portfolios are subject to the risks to which an Underlying Fixed Income Portfolio is exposed.

As with any bond fund, the value of your investment in these Portfolios or the Seasons Managed Allocation Portfolios (as by virtue of their Underlying Portfolios) may go up or down in response to changes in interest rates or defaults (or even the potential for future default) by bond issuers. To the extent a Portfolio is invested in bonds, movements in the bond market generally may affect its performance. In addition, individual bonds selected for any of these Portfolios may underperform the market generally.

Risks of Investing in Junk Bonds

All Portfolios except the Stock, Mid Cap Growth and Cash Management Portfolios may invest to varying degrees in high yield/high risk securities, also known as “junk bonds,” which are considered speculative. Each of the Seasons Managed Allocation Portfolios may invest in Underlying Portfolios that may invest in junk bonds. Junk bonds carry a substantial risk of default or changes in the issuer’s creditworthiness, or they may already be in default. A junk bond’s market price may fluctuate more than higher-quality securities and may decline significantly. In addition, it may be more difficult for a Portfolio to dispose of junk bonds or to determine their value. Junk bonds may contain redemption or call

11	Seasons Series Trust

provisions that, if exercised during a period of declining interest rates, may force a Portfolio to replace the security with a lower yielding security. If this occurs, it will result in a decreased return for you.

Risks of Investing in Money Market Securities

While an investment in the Cash Management Portfolio should present the least market risk of any of the Portfolios, you should be aware that an investment in this Portfolio is subject to the risks that the value of its investments in high-quality short-term debt obligations (“money market securities”) may be affected by changes in interest rates, changes in the rating of an issuer of a money market security and the ability of an issuer to make payments of interest and principal. The Cash Management Portfolio does not seek to maintain a stable net asset value of $1.00. Each of the Seasons Managed Allocation Portfolios may invest in the Cash Management Portfolio.

Risks of Investing Internationally

All Portfolios except the Cash Management Portfolio may invest in foreign securities. Each of the Seasons Managed Allocation Portfolios may invest in Underlying Portfolios that may invest in foreign securities. The International Equity Portfolio invests at least 80% of its net assets in equity securities of issuers in at least three countries other than the U.S. These securities may be denominated in currencies other than U.S. dollars. Foreign investing presents special risks, particularly in certain emerging market countries. While investing internationally may reduce your risk by increasing the diversification of your investment, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.

Risks of Investing in Emerging Market Countries

The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing or “emerging market” countries. An emerging market country is generally one with a low or middle income or economy or that is in the early stages of its industrialization cycle and may be more likely to experience political turmoil or rapid changes in economic conditions than developed countries. As a result, these markets are generally more volatile than the markets of developed countries. Each Portfolio other than the Cash Management Portfolio may invest in issuers in emerging market countries. For fixed income investments, an emerging market includes those where the sovereign credit rating is below investment grade. Each Seasons Managed Allocation Portfolio may invest in the Underlying Portfolios that may invest in issuers in emerging market countries.

Risks of Investing in Smaller Companies

All Portfolios except the Diversified Fixed Income, Strategic Fixed Income and Cash Management Portfolios may invest in equity securities of smaller companies. Each of the Seasons Managed Allocation Portfolios may invest in Underlying Portfolios that may invest in stocks of smaller companies. The Small Cap Portfolio invests at least 80% of net assets in equity securities of smaller companies. Stocks of smaller companies and to a lesser extent, mid-cap companies, may be more volatile than, and not as liquid as, those of larger companies. This will particularly affect the Multi-Managed Growth, Multi-Managed Moderate Growth, Asset Allocation: Diversified Growth, Mid-Cap Growth and Small Cap Portfolios.

Risks of Investing in “Non-Diversified” Portfolios

All Portfolios except for the Asset Allocation: Diversified Growth, Stock, Diversified Fixed Income, Strategic Fixed Income and Cash Management Portfolios are “non-diversified,” which means that each can invest a larger portion of its assets in the stock of a single company (including one of the Underlying Portfolios) than can some other mutual funds. By concentrating in a smaller number of stocks, a Portfolio’s risk is increased because the effect of each stock on the Portfolio’s performance is greater.

Seasons Series Trust	12

Additional Principal Risks

Finally, shares of Portfolios are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that a Portfolio will be able to achieve its investment goals. If the value of the assets of a Portfolio goes down, you could lose money.

Q:	How have the Seasons Portfolios performed historically?

A:	The following Risk/Return Bar Charts and Tables provide some indication of the risks of investing in the Portfolios by showing changes in the Portfolios’ performance from calendar year to calendar year, and by comparing each Portfolio’s average annual returns with those of an appropriate market index. Fees and expenses incurred at the contract level are not reflected in the bar charts and tables. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how a Portfolio will perform in the future.

13	Seasons Series Trust

MULTI-MANAGED GROWTH PORTFOLIO

During the period shown in the bar chart, the highest return for a quarter was 12.43% (quarter ended 6/30/03) and the lowest return for a quarter was −4.81% (quarter ended 6/30/06). As of the most recent calendar quarter ended 6/30/07 the year-to-date return was 7.71%.

Average Annual Total Returns	Past	Return Since
(as of the calendar year ended December 31, 2006)	One Year	Inception[6]
Multi-Managed Growth Portfolio Class 3	7.05%	11.57%
S&P 500®[1] Class 3	15.79%	13.82%
Lehman Brothers U.S. Aggregate Index[2] Class 3	4.33%	4.03%
Russell 2000® Index[3] Class 3	18.37%	20.75%
Russell 1000® Index[4] Class 3	15.46%	14.56%
Blended Benchmark Index[5] Class 3	12.82%	12.76%

*	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
[1]	The Standard & Poor’s 500® Composite Stock Price Index (S&P 500®) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
[2]	The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
[3]	The Russell 2000® Index measures the performance of the 2000 smallest companies in the Russell 3000® Index and is widely recognized as representative of small-cap growth stocks.
[4]	The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.
[5]	The Blended Benchmark Index consists of 51% Russell 1000® Index, 27% Lehman Brothers U.S. Aggregate Index, 20% Russell 2000® Index and 2% Treasury Bills.
[6]	Inception date for Class 3 shares is November 11, 2002.

Seasons Series Trust

MULTI-MANAGED MODERATE GROWTH PORTFOLIO

During the period shown in the bar chart, the highest return for a quarter was 10.24% (quarter ended 6/30/03) and the lowest return for a quarter was −3.69% (quarter ended 6/30/06). As of the most recent calendar quarter ended 6/30/07 the year-to-date return was 6.16%.

Average Annual Total Returns	Past	Return Since
(as of the calendar year ended December 31, 2006)	One Year	Inception[6]
Multi-Managed Moderate Growth Portfolio Class 3	6.76%	9.67%
S&P 500®[1] Class 3	15.79%	13.82%
Lehman Brothers U.S. Aggregate Index[2] Class 3	4.33%	4.03%
Russell 2000® Index[3] Class 3	18.37%	20.75%
Russell 1000® Index[4] Class 3	15.46%	14.56%
Blended Benchmark Index[5] Class 3	11.07%	11.05%

*	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
[1]	The Standard & Poor’s 500® Composite Stock Price Index (S&P 500®) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
[2]	The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
[3]	The Russell 2000® Index measures the performance of the 2000 smallest companies in the Russell 3000® Index and is widely recognized as representative of small-cap growth stocks.
[4]	The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.
[5]	The Blended Benchmark Index consists of 37.9% Russell 1000® Index, 42.3% Lehman Brothers U.S. Aggregate Index, 18.0% Russell 2000® Index and 1.8% Treasury Bills.
[6]	Inception date for Class 3 shares is November 11, 2002.

Seasons Series Trust

MULTI-MANAGED INCOME/EQUITY PORTFOLIO

During the period shown in the bar chart, the highest return for a quarter was 6.94% (quarter ended 6/30/03) and the lowest return for a quarter was −2.01% (quarter ended 6/30/06). As of the most recent calendar quarter ended 6/30/07 the year-to-date return was 3.31%.

Average Annual Total Returns	Past	Return Since
(as of the calendar year ended December 31, 2006)	One Year	Inception[5]
Multi-Managed Income/Equity Portfolio Class 3	4.71%	7.02%
S&P 500®[1] Class 3	15.79%	13.82%
Lehman Brothers U.S. Aggregate Index[2] Class 3	4.33%	4.03%
Russell 1000® Index[3] Class 3	15.46%	14.56%
Blended Benchmark Index[4] Class 3	7.98%	7.52%

*	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
[1]	The Standard & Poor’s 500® Composite Stock Price Index (S&P 500®) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
[2]	The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
[3]	The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.
[4]	The Blended Benchmark Index consists of 33.4% Russell 1000® Index, 63.8% Lehman Brothers U.S. Aggregate Index, and 2.8% Treasury Bills.
[5]	Inception date for Class 3 shares is November 11, 2002.

Seasons Series Trust

MULTI-MANAGED INCOME PORTFOLIO

During the period shown in the bar chart, the highest return for a quarter was 5.24% (quarter ended 6/30/03) and the lowest return for a quarter was −2.73% (quarter ended 6/30/04). As of the most recent calendar quarter ended 6/30/07 the year-to-date return was 1.99%.

Average Annual Total Returns	Past	Return Since
(as of the calendar year ended December 31, 2006)	One Year	Inception[5]
Multi-Managed Income Portfolio Class 3	4.12%	5.45%
S&P 500®[1] Class 3	15.79%	13.82%
Lehman Brothers U.S. Aggregate Index[2] Class 3	4.33%	4.03%
Russell 1000® Index[3] Class 3	15.46%	14.56%
Blended Benchmark Index[4] Class 3	6.22%	5.84%

*	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
[1]	The Standard & Poor’s 500® Composite Stock Price Index (S&P 500®) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
[2]	The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
[3]	The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.
[4]	The Blended Benchmark Index consists of 17.35% Russell 1000® Index, 80.95% Lehman Brothers U.S. Aggregate Index, and 1.7% Treasury Bills.
[5]	Inception date for Class 3 shares is November 11, 2002.

Seasons Series Trust

ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO

During the period shown in the bar chart, the highest return for a quarter was 13.03% (quarter ended 6/30/03) and the lowest return for a quarter was −4.20% (quarter ended 3/31/03). As of the most recent calendar quarter ended 6/30/07 the year-to-date return was 6.98%.

Average Annual Total Returns	Past	Return Since
(as of the calendar year ended December 31, 2006)	One Year	Inception[8]
Asset Allocation: Diversified Growth Portfolio Class 3	16.59%	12.49%
Russell 3000® Index[1] Class 3	15.72%	15.01%
S&P 500®[2] Class 3	15.79%	13.82%
MSCI EAFE Index[3] Class 3	26.34%	23.41%
Lehman Brothers U.S. Aggregate Index[4] Class 3	4.33%	4.03%
JP Morgan Developed Market High Yield Index[5] Class 3	11.58%	13.56%
MSCI Emerging Markets Free IndexSM 6 Class 3	32.59%	34.88%[9]
Blended Benchmark Index[7] Class 3	16.14%	15.53%[9]

*	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
[1]	The Russell 3000® Index measures the performance of the 3,000 largest U.S. Companies based on total market capitalization, which represents approximately 98% of the investable U.S.-equity market.
[2]	The Standard & Poor’s 500® Composite Stock Price Index (S&P 500®) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
[3]	The Morgan Stanley Capital International (MSCI) EAFE Index (Europe, Australasia, Far East) is a free floating-adjusted market capitalization index that is designed to measure developed market equity performance. The index is comprised of securities from 21 developed markets, excluding U.S. and Canada.
[4]	The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
[5]	The JP Morgan Developed High Yield Index is designed to mirror the investable universe of the US dollar developed high yield corporate debt market, including domestic and international issues. International issues are comprised of only developed market issues.
[6]	The Morgan Stanley Capital International (MSCI) Emerging Markets Free IndexSM measures the performance of companies representative of the market structure of 26 emerging market countries in Europe, Latin America, and the Pacific basin. The MSCI Emerging Markets Free IndexSM excludes closed markets and those shares in otherwise free markets with are not purchasable by foreigners.
[7]	The Blended Benchmark Index consists of 60% Russell 3000® Index, 15% MSCI EAFE Index, 15% Lehman Brothers U.S. Aggregate Index, 5% JP Morgan Developed Market High Yield Index, and 5% MSCI Emerging Markets Free IndexSM. The New Blended Benchmark Index data given is based on information available as of July 31, 2001.
[8]	Inception date for Class 3 shares is November 11, 2002.
[9]	Index inception return is from the month end following the inception date.

Seasons Series Trust

STOCK PORTFOLIO

During the period shown in the bar chart, the highest return for a quarter was 16.13% (quarter ended 6/30/03) and the lowest return for a quarter was −4.58% (quarter ended 3/31/05). As of the most recent calendar quarter ended 6/30/07 the year-to-date return was 8.57%.

Average Annual Total Returns	Past	Return Since
(as of the calendar year ended December 31, 2006)	One Year	Inception[2]
Stock Portfolio Class 3	13.36%	13.41%
S&P 500®[1] Class 3	15.79%	13.82%

*	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
[1]	The Standard & Poor’s 500® Composite Stock Price Index (S&P 500®) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
[2]	Inception date for Class 3 shares is November 11, 2002.

Seasons Series Trust

LARGE CAP GROWTH PORTFOLIO

During the period shown in the bar chart, the highest return for a quarter was 13.76% (quarter ended 6/30/03) and the lowest return for a quarter was −5.54% (quarter ended 6/30/06). As of the most recent calendar quarter ended 6/30/07 the year-to-date return was 7.76%.

Average Annual Total Returns	Past	Return Since
(as of the calendar year ended December 31, 2006)	One Year	Inception[3]
Large Cap Growth Portfolio[1] Class 3	6.76%	11.39%
S&P 500®/Citigroup Growth Index[2] Class 3	11.01%	9.33%[4]

*	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
[1]	Prior to December 10, 2001, the passively managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.
[2]	The S&P 500®/Citigroup Growth Index is constructed by measuring growth and value characteristics of the constituents of the S&P 500® Index across seven factors including: earnings-per-share growth rate, sales-per-share growth rate, internal growth rate, book-to-price ratio, cash flow-to-price ratio, sales-to-price ratio and dividend yield. The index is comprised of stocks identified as pure growth, plus a portion of the market capitalization of stocks that are neither classified as pure growth nor pure value. The style index series is unmanaged and market capitalization weighted.
[3]	Inception date for Class 3 shares is November 11, 2002.
[4]	Index inception return is from the month end following the inception date.

Seasons Series Trust

LARGE CAP COMPOSITE PORTFOLIO

During the period shown in the bar chart, the highest return for a quarter was 14.14% (quarter ended 6/30/03) and the lowest return for a quarter was −2.97% (quarter ended 3/31/03). As of the most recent calendar quarter ended 6/30/07 the year-to-date return was 7.34%.

Average Annual Total Returns	Past	Return Since
(as of the calendar year ended December 31, 2006)	One Year	Inception[3]
Large Cap Composite Portfolio[1] Class 3	14.00%	12.05%
S&P 500®[2] Class 3	15.79%	13.82%

*	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
[1]	Prior to December 10, 2001, the passively managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.
[2]	The Standard & Poor’s 500® Composite Stock Price Index (S&P 500®) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
[3]	Inception date for Class 3 shares is November 11, 2002.

Seasons Series Trust

LARGE CAP VALUE PORTFOLIO

During the period shown in the bar chart, the highest return for a quarter was 17.99% (quarter ended 6/30/03) and the lowest return for a quarter was −5.47% (quarter ended 3/31/03). As of the most recent calendar quarter ended 6/30/07 the year-to-date return was 7.69%.

Average Annual Total Returns	Past	Return Since
(as of the calendar year ended December 31, 2006)	One Year	Inception[3]
Large Cap Value Portfolio[1] Class 3	19.68%	15.59%
S&P 500®/Citigroup Value Index[2] Class 3	20.80%	16.22%[4]

*	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
[1]	Prior to December 10, 2001, the passively managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.
[2]	The S&P 500®/Citigroup Value Index is constructed by measuring growth and value characteristics of the constituents of the S&P 500® Index across seven factors including: earnings-per-share growth rate, sales-per-share growth rate, internal growth rate, book-to-price ratio, cash flow-to-price ratio, sales-to-price ratio and dividend yield. The index is comprised of stocks identified as pure value, plus a portion of the market capitalization of stocks that are neither classified as pure growth nor pure value. The style index series is unmanaged and market capitalization weighted.
[3]	Inception date for Class 3 shares is November 11, 2002.
[4]	Index inception return is from the month end following the inception date.

Seasons Series Trust

MID CAP GROWTH PORTFOLIO

During the period shown in the bar chart, the highest return for a quarter was 19.87% (quarter ended 6/30/03) and the lowest return for a quarter was −4.49% (quarter ended 9/30/04). As of the most recent calendar quarter ended 6/30/07 the year-to-date return was 11.86%.

Average Annual Total Returns	Past	Return Since
(as of the calendar year ended December 31, 2006)	One Year	Inception[2]
Mid Cap Growth Portfolio Class 3	11.46%	18.16%
Russell Midcap® Growth Index[1] Class 3	10.66%	19.00%

*	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
[1]	Russell Midcap® Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index.
[2]	Inception date for Class 3 shares is November 11, 2002.

Seasons Series Trust

MID CAP VALUE PORTFOLIO

During the period shown in the bar chart, the highest return for a quarter was 15.39% (quarter ended 6/30/03) and the lowest return for a quarter was −5.95% (quarter ended 3/31/03). As of the most recent calendar quarter ended 6/30/07 the year-to-date return was 9.60%.

Average Annual Total Returns	Past	Return Since
(as of the calendar year ended December 31, 2006)	One Year	Inception[2]
Mid Cap Value Portfolio Class 3	15.38%	19.67%
Russell Midcap® Value Index[1] Class 3	20.22%	23.53%

*	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
[1]	Russell Midcap® Value Index is an unmanaged index of common stock prices that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000® Value Index.
[2]	Inception date for Class 3 shares is November 11, 2002.

Seasons Series Trust

SMALL CAP PORTFOLIO

During the period shown in the bar chart, the highest return for a quarter was 20.03% (quarter ended 6/30/03) and the lowest return for a quarter was −5.88% (quarter ended 9/30/04). As of the most recent calendar quarter ended 6/30/07 the year-to-date return was 8.55%.

Average Annual Total Returns	Past	Return Since
(as of the calendar year ended December 31, 2006)	One Year	Inception[3]
Small Cap Portfolio[1] Class 3	14.44%	15.16%
Russell 2000® Index[2] Class 3	18.37%	20.75%

*	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
[1]	Prior to December 10, 2001, the passively managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001. Effective February 14, 2005, Salomon Brothers Asset Management, Inc. replaced Lord Abbett & Co. LLC as manager of a component of the Portfolio. Effective December 1, 2006, ClearBridge Advisors, LLC replaced Salomon Brothers Asset Management, Inc. as manager of a component of the Portfolio.
[2]	Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index and is widely recognized as representative of small-cap growth stocks.
[3]	Inception date for Class 3 shares is November 11, 2002.

Seasons Series Trust

INTERNATIONAL EQUITY PORTFOLIO

During the period shown in the bar chart, the highest return for a quarter was 17.58% (quarter ended 6/30/03) and the lowest return for a quarter was −8.90% (quarter ended 3/31/03). As of the most recent calendar quarter ended 6/30/07 the year-to-date return was 10.68%.

Average Annual Total Returns	Past	Return Since
(as of the calendar year ended December 31, 2006)	One Year	Inception[2]
International Equity Portfolio Class 3	23.66%	20.52%
MSCI EAFE Index[1] Class 3	26.34%	23.41%

*	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
[1]	The Morgan Stanley Capital International (MSCI) EAFE Index (Europe, Australasia, Far East) is a free floating-adjusted market capitalization index that is designed to measure developed market equity performance. The index is comprised of securities from 21 developed markets, excluding U.S. and Canada.
[2]	Inception date for Class 3 shares is November 11, 2002.

Seasons Series Trust

DIVERSIFIED FIXED INCOME PORTFOLIO

During the period shown in the bar chart, the highest return for a quarter was 3.58% (quarter ended 9/30/06) and the lowest return for a quarter was −3.11% (quarter ended 6/30/04). As of the most recent calendar quarter ended 6/30/07 the year-to-date return was 0.38%.

Average Annual Total Returns	Past	Return Since
(as of the calendar year ended December 31, 2006)	One Year	Inception[2]
Diversified Fixed Income Portfolio Class 3	3.19%	2.97%
Lehman Brothers U.S. Aggregate Index[1] Class 3	4.33%	4.03%

*	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
[1]	The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
[2]	Inception date for Class 3 shares is November 11, 2002.

Seasons Series Trust

STRATEGIC FIXED INCOME PORTFOLIO

During the period shown in the bar chart, the highest return for a quarter was 4.20% (quarter ended 9/30/06) and the lowest return for a quarter was −0.79% (quarter ended 6/30/06). As of the most recent calendar quarter ended 6/30/07 the year-to-date return was 1.65%.

Average Annual Total Returns	Past	Return Since
(as of the calendar year ended December 31, 2006)	One Year	Inception[6]
Strategic Fixed Income Portfolio Class 3	7.39%	5.27%
Lehman Brothers U.S. Aggregate Index[1] Class 3	4.33%	3.09%
J.P. Morgan Emerging Market Bond Index Plus[2] Class 3	10.49%	11.32%[7]
Merrill Lynch High Yield Master II Index[3] Class 3	11.77%	7.04%[7]
Citigroup Mortgage-backed Securities Index[4] Class 3	5.15%	4.24%[7]
Blended Benchmark Index[5] Class 3	9.13%	7.36%[7]

Effective December 1, 2006, Western Asset Management Company replaced Salomon Brothers Asset Management, Inc. as manager of a component of the Portfolio.

*	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
[1]	The Lehman Brothers U.S. Aggregate Index provides a broad view of performance of the U.S. fixed income market.
[2]	The J.P. Morgan Emerging Market Bond Index Plus (EMBI+) tracks total returns for traded external debt instruments in the emerging markets. The instruments include external-currency-denominated Brady bonds, loans and Eurobonds, as well as U.S. dollar local market instruments.
[3]	The Merrill Lynch High Yield Master II Index tracks the performance of below investment grade U.S. dollar-denominated corporate bonds publicly traded in the U.S. domestic market.
[4]	The Citigroup Mortgage-backed Securities Index is an index of 30- and 15-year mortgages related securities issued by U.S. government agencies.
[5]	The Blended Benchmark Index consists of 33.33% J.P. Mortgage Emerging Market Bond Plus Index, 33.33% Merrill Lynch High Yield Master II Index and 33.34% Citigroup Mortgage-backed Securities Index.
[6]	Inception date for Class 3 shares is February 14, 2005.
[7]	Index inception return is from the month end following the inception date.

Seasons Series Trust

CASH MANAGEMENT PORTFOLIO

During the period shown in the bar chart, the highest return for a quarter was 1.26% (quarter ended 9/30/06) and the lowest return for a quarter was 0.00% (quarter ended 9/30/03). As of the most recent calendar quarter ended 6/30/07 the year-to-date return was 2.24%.

Average Annual Total Returns	Past	Return Since
(as of the calendar year ended December 31, 2006)	One Year	Inception[2]
Cash Management Portfolio[1] Class 3	4.29%	1.74%
US Treasury Bills, 0-3 Months Index Class 3	4.67%	2.51%[3]

*	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
[1]	Effective February 14, 2005, Columbia Management Advisors, LLC, (formerly Bank of America Capital Management, LLC) replaced AIG SunAmerica Asset Management Corp as manager of the Portfolio.
[2]	Inception date for Class 3 shares is November 11, 2002.
[3]	Index inception return is from the month end following the inception date.

Seasons Series Trust

FOCUS GROWTH PORTFOLIO

During the period shown in the bar chart, the highest return for a quarter was 17.92% (quarter ended 6/30/03) and the lowest return for a quarter was −8.78% (quarter ended 6/30/06). As of the most recent calendar quarter ended 6/30/07 the year-to-date return was 7.40%.

Average Annual Total Returns	Past	Return Since
(as of the calendar year ended December 31, 2006)	One Year	Inception[4]
Focus Growth Portfolio[1] Class 3	5.56%	11.42%
Russell 3000® Growth Index[2] Class 3	9.46%	11.44%
S&P 500®[3] Class 3	15.79%	13.82%

*	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
[1]	Effective February 14, 2005, Credit Suisse Asset Management, LLC and Janus Capital Management LLC replaced Fred Alger Management, Inc. and Salomon Brothers Asset Management, Inc. as managers of components of the Portfolio. Effective August 23, 2006, Credit Suisse Asset Management, LLC no longer serves as a subadviser to a component of the Portfolio. SunAmerica assumed management of that component of the Portfolio.
[2]	The Russell 3000® Growth Index measures the performance of those Russell 3000® companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000® Growth or Russell 2000® Growth indexes. The change in indices was made because the Russell 3000® Growth Index is more representative of the Portfolio’s investment strategy.
[3]	The Standard & Poor’s 500® Composite Stock Price Index (S&P 500®) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
[4]	Inception date for Class 3 shares is November 11, 2002.

Seasons Series Trust

FOCUS TECHNET PORTFOLIO

During the period shown in the bar chart, the highest return for a quarter was 34.15% (quarter ended 6/30/03) and the lowest return for a quarter was −11.80% (quarter ended 3/31/05). As of the most recent calendar quarter ended 6/30/07 the year-to-date return was 9.53%.

Average Annual Total Returns	Past	Return Since
(as of the calendar year ended December 31, 2006)	One Year	Inception[3]
Focus TechNet Portfolio[1] Class 3	−0.58%	20.58%
NASDAQ 100® Index[2] Class 3	7.28%	14.74%

*	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
[1]	Effective March 4, 2003, Van Wagoner Capital Management, Inc. (“Van Wagoner”) was terminated as a subadviser for a component of the Focus TechNet Portfolio. SunAmerica, as investment adviser and manger, monitored that component of the Portfolio until September 15, 2003, when BAMCO, Inc. was engaged as subadviser to manage such component of the Portfolio.
[2]	The NASDAQ® 100 Index is a market capitalization weighted, unmanaged index of 100 of the largest non-financial domestic common stocks listed on the National Market tier of the NASDAQ Stock Market.
[3]	Inception date for Class 3 shares is November 11, 2002.

Seasons Series Trust

FOCUS GROWTH AND INCOME PORTFOLIO

During the period shown in the bar chart, the highest return for a quarter was 18.88% (quarter ended 6/30/03) and the lowest return for a quarter was −4.81% (quarter ended 3/31/05). As of the most recent calendar quarter ended 6/30/07 the year-to-date return was 6.08%.

Average Annual Total Returns	Past	Return Since
(as of the calendar year ended December 31, 2006)	One Year	Inception[3]
Focus Growth and Income Portfolio[1] Class 3	18.60%	14.07%
S&P 500®[2] Class 3	15.79%	13.82%

*	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
[1]	Effective August 1, 2005, Harris Associates L.P., was replaced as manager for a component of the Portfolio. SunAmerica, as Adviser, has assumed management of that component of the Portfolio.
[2]	The Standard & Poor’s 500® Composite Stock Price Index (S&P 500®) is an unmanaged weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
[3]	Inception date for Class 3 shares is November 11, 2002.

Seasons Series Trust

FOCUS VALUE PORTFOLIO

During the period shown in the bar chart, the highest return for a quarter was 20.64% (quarter ended 6/30/03) and the lowest return for a quarter was −1.30% (quarter ended 6/30/04). As of the most recent calendar quarter ended 6/30/07 the year-to-date return was 12.01%.

Average Annual Total Returns	Past	Return Since
(as of the calendar year ended December 31, 2006)	One Year	Inception[4]
Focus Value Portfolio[1] Class 3	23.55%	21.01%
Russell 3000® Value Index[2] Class 3	22.34%	18.59%
Russell 1000® Value Index[3] Class 3	22.25%	18.24%

*	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
[1]	Effective June 16, 2003, J.P. Morgan Investment Management Inc. replaced Thornburg Investment Management, Inc. as manager of a component of the Portfolio. Effective January 23, 2006, Northern Trust Investments, N.A. (NTI) replaced American Century Investment Management, Inc. as manager of a component of the Portfolio.
[2]	The Russell 3000® Value Index is an unmanaged index of common stock prices that measures the performance of those Russell 3000® companies with lower price-to-book ratios and lower forecasted growth values.
[3]	The Russell 1000® Value Index measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.
[4]	Inception date for Class 2 shares is November 11, 2002.

Seasons Series Trust

ALLOCATION GROWTH PORTFOLIO

During the period shown in the bar chart, the highest return for a quarter was 7.68% (quarter ended 12/31/06) and the lowest return for a quarter was −2.45% (quarter ended 6/30/06). As of the most recent calendar quarter ended 6/30/07 the year-to-date return was 8.56%.

Average Annual Total Returns	Past	Return Since
(as of the calendar year ended December 31, 2006)	One Year	Inception[4]
Allocation Growth Portfolio Class 3	15.80%	12.60%
S&P 500 Index[1] Class 3	15.79%	11.07%
Lehman Brothers U.S. Aggregate Index[2] Class 3	4.33%	3.09%
Blended Benchmark Index[3] Class 3	15.20%	10.70%

*	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
[1]	The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States.
[2]	The Lehman Brothers U.S. Aggregate Index provides a broad view of performance of the U.S. fixed income market.
[3]	The Blended Benchmark Index consists of 95% S&P 500 Index and 5% Lehman Brothers U.S. Aggregate Index.
[4]	Inception date for Class 3 shares is February 14, 2005.

Seasons Series Trust

ALLOCATION MODERATE GROWTH PORTFOLIO

During the period shown in the bar chart, the highest return for a quarter was 6.75% (quarter ended 12/31/06) and the lowest return for a quarter was −2.15% (quarter ended 6/30/06). As of the most recent calendar quarter ended 6/30/07 the year-to-date return was 7.32%.

Average Annual Total Returns	Past	Return Since
(as of the calendar year ended December 31, 2006)	One Year	Inception[4]
Allocation Growth Portfolio Class 3	14.02%	11.00%
S&P 500 Index[1] Class 3	15.79%	11.07%
Lehman Brothers U.S. Aggregate Index[2] Class 3	4.33%	3.09%
Blended Benchmark Index[3] Class 3	13.44%	9.50%

*	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
[1]	The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States.
[2]	The Lehman Brothers U.S. Aggregate Index provides a broad view of performance of the U.S. fixed income market.
[3]	The Blended Benchmark Index consists of 80% S&P 500 Index and 20% Lehman Brothers U.S. Aggregate Index.
[4]	Inception date for Class 3 shares is February 14, 2005.

Seasons Series Trust

ALLOCATION MODERATE PORTFOLIO

During the period shown in the bar chart, the highest return for a quarter was 5.76% (quarter ended 12/31/06) and the lowest return for a quarter was −1.75% (quarter ended 6/30/06). As of the most recent calendar quarter ended 6/30/07 the year-to-date return was 6.09%.

Average Annual Total Returns	Past	Return Since
(as of the calendar year ended December 31, 2006)	One Year	Inception[4]
Allocation Growth Portfolio Class 3	12.25%	9.52%
S&P 500 Index[1] Class 3	15.79%	11.07%
Lehman Brothers U.S. Aggregate Index[2] Class 3	4.33%	3.09%
Blended Benchmark Index[3] Class 3	11.69%	8.29%

*	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
[1]	The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States.
[2]	The Lehman Brothers U.S. Aggregate Index provides a broad view of performance of the U.S. fixed income market.
[3]	The Blended Benchmark Index consists of 65% S&P 500 Index and 35% Lehman Brothers U.S. Aggregate Index.
[4]	Inception date for Class 3 shares is February 14, 2005.

Seasons Series Trust

ALLOCATION BALANCED PORTFOLIO

During the period shown in the bar chart, the highest return for a quarter was 4.59% (quarter ended 12/31/06) and the lowest return for a quarter was −1.33% (quarter ended 6/30/06). As of the most recent calendar quarter ended 6/30/07 the year-to-date return was 4.83%.

Average Annual Total Returns	Past	Return Since
(as of the calendar year ended December 31, 2006)	One Year	Inception[4]
Allocation Balanced Portfolio Class 3	10.22%	7.86%
S&P 500 Index[1] Class 3	15.79%	11.07%
Lehman Brothers U.S. Aggregate Index[2] Class 3	4.33%	3.09%
Blended Benchmark Index[3] Class 3	9.97%	7.09%

*	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
[1]	The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States.
[2]	The Lehman Brothers U.S. Aggregate Index provides a broad view of performance of the U.S. fixed income market.
[3]	The Blended Benchmark Index consists of 50% S&P 500 Index and 50% Lehman Brothers U.S. Aggregate Index.
[4]	Inception date for Class 3 shares is February 14, 2005.

Seasons Series Trust

EXPENSE SUMMARY

The table below describes the fees and expenses you may pay if you remain invested in each Portfolio. Each Portfolio’s annual operating expenses do not reflect the separate account fees charged in the Variable Contracts, as defined herein, in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.

If you are invested in a Seasons Managed Allocation Portfolio, you pay the expenses of that Portfolio and indirectly pay a proportionate share of the expenses of an Underlying Portfolio. The amount of indirect expenses borne by a Seasons Managed Allocation Portfolio is based upon the percentage of its assets that are allocated to the Underlying Portfolios. Because the annual operating expenses of each Underlying Portfolio, and a Seasons Managed Allocation Portfolio’s allocation to that Underlying Portfolio, will vary from year to year, the indirect expenses borne by the Seasons Managed Allocation Portfolio will vary from year to year.

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)

	Multi-Managed	Multi-Managed	Multi-Managed
	Growth	Moderate Growth	Income/Equity
	Portfolio(2)(6)	Portfolio(2)(6)	Portfolio(2)(6)
	Class 3	Class 3	Class 3

Management Fees	0.89%	0.85%	0.81%
Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.17%	0.11%	0.12%
Total Annual Portfolio Operating Expenses	1.31%	1.21%	1.18%

	Multi-Managed	Asset Allocation:
	Income	Diversified	Stock
	Portfolio(2)(6)	Growth Portfolio(2)(3)(5)	Portfolio(2)
	Class 3	Class 3	Class 3

Management Fees	0.77%	0.83%	0.84%
Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.15%	0.21%	0.09%
Acquired Portfolio Fees and Expenses	0.00%	0.02%	N/A
Total Annual Portfolio Operating Expenses	1.17%	1.31%	1.18%

	Large Cap Growth	Large Cap Composite	Large Cap Value
	Portfolio(2)(6)	Portfolio(1)(2)(6)	Portfolio(2)(6)
	Class 3	Class 3	Class 3

Management Fees	0.80%	0.80%	0.79%
Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.13%	0.38%	0.11%
Total Annual Portfolio Operating Expenses	1.18%	1.43%	1.15%

	Mid Cap Growth	Mid Cap Value	Small Cap
	Portfolio(2)(6)	Portfolio(2)(6)	Portfolio(1)(2)(6)(8)
	Class 3	Class 3	Class 3

Management Fees	0.85%	0.85%	0.85%
Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.16%	0.12%	0.22%
Total Annual Portfolio Operating Expenses	1.26%	1.22%	1.32%

Seasons Series Trust

		Diversified	Strategic
	International Equity	Fixed Income	Fixed Income
	Portfolio(1)(2)(6)(8)	Portfolio(6)	Portfolio
	Class 3	Class 3	Class 3

Management Fees	0.94%	0.70%	0.80%
Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.30%	0.10%	0.16%
Total Annual Portfolio Operating Expenses	1.49%	1.05%	1.21%

	Cash Management	Focus Growth	Focus TechNet
	Portfolio	Portfolio(1)(2)(8)	Portfolio(1)(7)
	Class 3	Class 3	Class 3

Management Fees	0.45%	1.00%	1.20%
Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.11%	0.10%	0.30%
Total Annual Portfolio Operating Expenses	0.81%	1.35%	1.75%

	Focus Growth and
	Income	Focus Value	Allocation Growth
	Portfolio(1)(8)	Portfolio(1)(2)(8)	Portfolio(5)
	Class 3	Class 3	Class 3

Management Fees	1.00%	1.00%	0.10%
Service (12b-1) Fees	0.25%	0.25%	None (4)
Other Expenses	0.14%	0.11%	0.04%
Acquired Portfolio Fees and Expenses	N/A	N/A	1.07%
Total Annual Portfolio Operating Expenses	1.39%	1.36%	1.21%

	Allocation Moderate	Allocation Moderate	Allocation Balanced
	Growth Portfolio(5)	Portfolio(5)	Portfolio(1)(5)(8)
	Class 3	Class 3	Class 3

Management Fees	0.10%	0.10%	0.10%
Service (12b-1) Fees	None (4)	None (4)	None (4)
Other Expenses	0.03%	0.04%	0.07%
Acquired Portfolio Fees and Expenses	1.05%	1.01%	0.96%
Total Annual Portfolio Operating Expenses	1.18%	1.15%	1.13%

(1)	The Adviser is voluntarily waiving fees and/or reimbursing expenses so that the total net expense ratios for the following Portfolio classes do not exceed the amounts set forth below:

Class 3

Large Cap Composite Portfolio	1.35%
Small Cap Portfolio	1.40%
International Equity Portfolio	1.55%
Focus Growth Portfolio	1.55%
Focus TechNet Portfolio	1.75%
Focus Growth and Income Portfolio	1.55%
Focus Value Portfolio	1.55%
Allocation Balanced Portfolio	0.35%

These waivers and reimbursements will continue indefinitely, but may be terminated at any time. The voluntary waivers and/or reimbursements described above are subject to recoupment by the Adviser from the Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser and maintain the voluntary expense limitations listed above.

(2)	Through expense offset arrangements resulting from broker commission recapture, a portion of the Portfolio’s other expenses have been reduced. For the year ended March 31, 2007, broker commission recapture amounts received by certain Portfolios were used to offset the Portfolio’s other expenses. “Other Expenses”

Seasons Series Trust

do not take into account these expense reductions and are therefore higher than the other expenses of the Portfolio. Had the expense reductions been taken into account, “Total Annual Portfolio Operating Expenses” for Class 3 would have been as follows:

Class 3

Multi–Managed Growth Portfolio	1.29%
Multi–Managed Moderate Growth Portfolio	1.19%
Multi–Managed Income/Equity Portfolio*	1.18%
Multi–Managed Income Portfolio*	1.17%
Asset Allocation: Diversified Growth Portfolio	1.29%
Stock Portfolio*	1.18%
Large Cap Growth Portfolio*	1.18%
Large Cap Composite Portfolio	1.42%
Large Cap Value Portfolio*	1.15%
Mid Cap Growth Portfolio*	1.26%
Mid Cap Value Portfolio*	1.22%
Small Cap Portfolio	1.29%
International Equity Portfolio*	1.49%
Focus Growth Portfolio	1.34%
Focus Value Portfolio*	1.36%

*	The amount by which brokerage commission recapture amounts reduced Portfolio expenses was less than 0.01%.

(3)	The Adviser is voluntarily waiving on an annual basis 0.10% of the Management Fees. Because the waiver is voluntary, it is not reflected as a reduction of the “Total Annual Portfolio Operating Expenses” listed above. In addition, this additional waived amount will not be taken into account when determining the ability of the Adviser to recoup any previously waived or reimbursed expenses.

(4)	Each Underlying Portfolio has a 12b-1 service fee of up to 0.25%.

(5)	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of average net assets provided in the Financial Highlights table which reflects the operating expenses of the Portfolios and do not include Acquired Portfolio Fees and Expenses.

(6)	“Other Expenses” include “acquired fund fees and expenses” (i.e., fees and expenses incurred indirectly by these portfolios as a result of investments in shares of one or more “acquired funds”, as defined in the registration form applicable to the portfolios, which generally include investments in other mutual funds, hedge funds, private equity funds, and other pooled investment vehicles), which fees and expenses were less than 0.01%.

(7)	For the fiscal year ended March 31, 2007, based on average daily net assets, the following Portfolio paid amounts to the Adviser to effectuate the recoupment described in footnote (1) and are included in “Total Annual Portfolio Operating Expenses”:

Class 3

Focus Technet Portfolio	0.06%

As of March 31, 2007, the Portfolio listed above had a balance subject to recoupment by the Adviser.

(8)	For the fiscal year ended March 31, 2007, based on average daily net assets, the following Portfolios paid amounts to the Adviser to effectuate the recoupment described in footnote (1). Had the expense recoupment been included in “Total Annual Portfolio Operating Expenses” the ratios would have been as follows:

Class 3

Small Cap Portfolio	1.35%
International Equity Portfolio	1.54%
Focus Growth Portfolio*	1.35%
Focus Growth and Income Portfolio*	1.39%
Focus Value Portfolio*	1.36%
Allocation Balanced Portfolio	1.15%

*	The amount by which the recoupment amounts increased Portfolio expenses was less than 0.01%.

As of March 31, 2007, the Portfolios listed above no longer have a balance subject to recoupment by the Adviser.

Seasons Series Trust

Example

This Example is intended to help you compare the cost of investing in a Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year, reinvestment of all dividends and distributions, and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Multi-Managed Growth Portfolio*
Class 3 Shares	$133	$415	$718	$1,579
Multi-Managed Moderate Growth Portfolio*
Class 3 Shares	$123	$384	$665	$1,466
Multi-Managed Income Equity Portfolio*
Class 3 Shares	$120	$375	$649	$1,432
Multi-Managed Income Portfolio*
Class 3 Shares	$119	$372	$644	$1,420
Assets Allocation: Diversified Growth Portfolio*
Class 3 Shares	$133	$415	$718	$1,579
Stock Portfolio*
Class 3 Shares	$120	$375	$649	$1,432
Large Cap Growth Portfolio*
Class 3 Shares	$120	$375	$649	$1,432
Large Cap Composite Portfolio*
Class 3 Shares	$146	$452	$782	$1,713
Large Cap Value Portfolio*
Class 3 Shares	$117	$365	$633	$1,398
Mid Cap Growth Portfolio*
Class 3 Shares	$128	$400	$692	$1,523
Mid Cap Value Portfolio*
Class 3 Shares	$124	$387	$670	$1,477
Small Cap Portfolio*
Class 3 Shares	$134	$418	$723	$1,590
International Equity Portfolio*
Class 3 Shares	$152	$471	$813	$1,779
Diversified Fixed Income Portfolio
Class 3 Shares	$107	$334	$579	$1,283
Strategic Fixed Income Portfolio
Class 3 Shares	$123	$384	$665	$1,466
Cash Management Portfolio
Class 3 Shares	$83	$259	$450	$1,002
Focus Growth Portfolio*
Class 3 Shares	$137	$428	$739	$1,624
Focus TechNet Portfolio
Class 3 Shares	$178	$551	$949	$2,062
Focus Growth and Income Portfolio
Class 3 Shares	$142	$440	$761	$1,669
Focus Value Portfolio*
Class 3 Shares	$138	$431	$745	$1,635

Seasons Series Trust

	1 Year	3 Years	5 Years	10 Years

Allocation Growth Portfolio(1)
Class 3 Shares	$123	$384	$665	$1,466
Allocation Moderate Growth Portfolio(1)
Class 3 Shares	$120	$375	$649	$1,432
Allocation Moderate Portfolio(1)
Class 3 Shares	$117	$365	$633	$1,398
Allocation Balanced Portfolio(1)
Class 3 Shares	$115	$359	$622	$1,375

*	The Example does not take into account voluntary fee waivers and/or expense reimbursements by the Adviser and expense reductions resulting from brokerage commission recapture arrangements. The fee waivers and/or expense reimbursements will continue indefinitely, but may be terminated at any time.

(1)	The Example includes the estimated indirect expenses of the Underlying Portfolios that the Seasons Managed Allocation Portfolios invest in.

The following are your costs after these voluntary fee waivers and/or expense reimbursements and expense reductions:

	1 Year	3 Years	5 Years	10 Years

Multi-Managed Growth Portfolio
Class 3 Shares	$131	$409	$708	$1,556
Multi-Managed Moderate Growth Portfolio
Class 3 Shares	$121	$378	$654	$1,443
Multi-Managed Income Equity Portfolio(1)
Class 3 Shares	$120	$375	$649	$1,432
Multi-Managed Income Portfolio(1)
Class 3 Shares	$119	$372	$644	$1,420
Asset Allocation: Diversified Growth Portfolio
Class 3 Shares	$121	$378	$654	$1,443
Stock Portfolio(1)
Class 3 Shares	$120	$375	$649	$1,432
Large Cap Growth Portfolio(1)
Class 3 Shares	$120	$375	$649	$1,432
Large Cap Composite Portfolio
Class 3 Shares	$136	$425	$734	$1,613
Large Cap Value Portfolio(1)
Class 3 Shares	$117	$365	$633	$1,398
Mid Cap Growth Portfolio(1)
Class 3 Shares	$128	$400	$692	$1,523
Mid Cap Value Portfolio(1)
Class 3 Shares	$124	$387	$670	$1,477
Small Cap Portfolio
Class 3 Shares	$131	$409	$708	$1,556
International Equity Portfolio(1)
Class 3 Shares	$152	$471	$813	$1,779
Focus Growth Portfolio
Class 3 Shares	$136	$425	$734	$1,613
Focus Value Portfolio(1)
Class 3 Shares	$138	$431	$745	$1,635

(1)	The amount of the voluntary fee waiver/or expense reimbursement by SunAmerica was less than 0.01%.

Seasons Series Trust

MORE INFORMATION ABOUT THE PORTFOLIOS

Investment Strategies

Each Portfolio has its own investment goal and principal investment strategy for pursuing it as described in the “Trust Highlights.” The charts below summarize information about each Portfolio’s and Managed Component’s investments. We have included a glossary to define the investment and risk terminology used in the charts and throughout this Prospectus. Unless otherwise indicated, investment restrictions, including percentage limitations, apply at the time of purchase. You should consider your ability to assume the risks involved before investing in a Portfolio or Managed Component through the various Variable Contracts.

The Variable Contracts offer four variable investment “Strategies.” You should be aware that if you select a Strategy you will not invest directly in one of the Portfolios. Instead, each Strategy invests in three of the six Seasons Portfolios and the allocation of assets among the Portfolios will vary depending on the objective of the Strategy.

Additional Information about the Seasons Portfolios

Four of the Seasons Portfolios are Multi-Managed Seasons Portfolios, which means that they pursue their investment goals by allocating their assets among three or four Managed Components, as previously indicated in the chart on page 4. If you invest in one of the Multi-Managed Seasons Portfolios, it is important for you to understand how the information in the charts provided below applies specifically to your investment. To summarize the allocation strategy, because the Multi-Managed Growth and Multi-Managed Moderate Growth Portfolios seek long-term growth of capital, each therefore allocates a relatively larger percentage of its assets to the Aggressive Growth/SunAmerica and Growth/Janus components than do the other two Multi-Managed Seasons Portfolios. In contrast, the Multi-Managed Income/Equity and Multi-Managed Income Portfolios focus on preservation of principal or capital and therefore allocate a relatively larger percentage of their assets to the Balanced/Lord Abbett/SunAmerica and Fixed Income/Wellington Management components. The Multi-Managed Income/Equity and the Multi-Managed Income Portfolios do not allocate any percentage of their assets to the Aggressive Growth/SunAmerica component.

You should carefully review the investment goals and policies of each Multi-Managed Seasons Portfolios to understand how each Managed Component applies to an investment in any of the Multi-Managed Season Portfolios. For example, if you select a Strategy that invests heavily in the Multi-Managed Income Portfolio, you should be aware that this Portfolio distributes its assets among the Growth/Janus component, the Balanced/Lord Abbett/SunAmerica component and the Fixed Income/Wellington Management component in a ratio of 8%/8.5%/8.5%/75%, respectively. Also, if you select a Strategy that invests heavily in the Multi-Managed Income Portfolio you should be aware that this Portfolio invests three quarters of its assets in the Fixed Income/Wellington Management component. So, when reviewing the charts provided below, please keep in mind how the investment strategies and risks of each of the Managed Components applies to your investment.

Seasons Series Trust

Managed Components
	Aggressive Growth Component/ SunAmerica	Growth Component/ Janus	Balanced Component/ Lord Abbett/ SunAmerica	Fixed Income Component/ Wellington Management
What are the Portfolio’s/Managed Component’s principal investments?	• Equity securities, including those of lesser known or high growth companies or industries, such as technology, telecommunications, media, healthcare, energy and consumer cyclicals: -small-cap stocks	• Equity securities selected for their growth potential: -large-cap stocks -mid-cap stocks -small-cap stocks	• Equity securities:
-large-cap stocks
• Investment grade fixed income securities
• 70%/30% neutral equity/debt weighting for Multi-Managed Growth and Moderate Growth Portfolios (actual weighting may differ)
• 50%/50% neutral equity/debt weighting for Multi-Managed Income/Equity and Income Portfolios (actual weighting may differ)	• U.S. and foreign fixed income securities of varying maturities and risk/return characteristics (at least 80% investment grade securities and at least 80% U.S. dollar denominated securities)
• U.S. government securities
• Pass-through securities
• When-issued and delayed-delivery securities

What other types of investments may the Portfolio/Managed Component significantly invest in?	• Mid-cap stocks • Large-cap stocks • Short-term investments (up to 25%) • Options	• Junk bonds (up to 35%) • Short-term investments (up to 25%)	• Mid-cap stocks • Small-cap stocks (up to 20%) • Short-term investments (up to 25%) • Foreign securities (up to 25%) • ADRs/EDRs/GDRs • Emerging markets • PFICs • Junk bonds (up to 15%)	• Junk bonds (up to 20%) • Short-term investments (up to 20%) • Foreign securities (up to 20% denominated in foreign currencies; up to 100% denominated in U.S. dollars)

Seasons Series Trust

Managed Components
Aggressive Growth Component/ SunAmerica	Growth Component/ Janus	Balanced Component/ Lord Abbett/ SunAmerica	Fixed Income Component/ Wellington Management
What other types of investments may the Portfolio/Managed Component use as part of efficient portfolio management or to enhance return?	• Investment grade fixed income securities
• U.S. government securities
• Asset-backed and mortgage-backed securities
• Foreign securities
• ADRs/EDRs/GDRs
• Passive Foreign Investment Companies (PFICs)
• Options and futures
• Special situations	• Investment grade fixed income securities
• U.S. government securities
• Asset-backed and mortgage-backed securities
• Foreign securities
• ADRs/EDRs/GDRs
• Currency transactions
• Currency baskets
• Emerging markets
• Options and futures
• Special situations	• U.S. government securities
• Asset-backed and mortgage-backed securities
• Options and futures
• Special situations
• Currency transactions
• Currency baskets
• Exchange Traded Funds (ETFs)
• Hybrid instruments (up to 10%)
• Currency transactions
• Currency baskets
• PFICs
• Options and futures
• Special situations
• Forward foreign currency exchange contracts
• U.S. Treasury inflation protection securities
• Roll transactions
• Total return swaps (up to 10%)
• Short sales
• Forward commitments

What risks normally affect the Portfolio/Managed Component?	• Active trading
• Derivatives
• Emerging markets
• Foreign exposure
• Growth stocks
• Hedging
• Market volatility
• Non-diversified status
• Prepayment
• Securities selection
• Small and medium sized companies	• Active trading
• Credit quality
• Derivatives
• Emerging markets
• Foreign exposure
• Growth stocks
• Hedging
• Junk bonds
• Market volatility
• Non-diversified status
• Prepayment
• Securities selection
• Small and medium sized companies	• Credit quality
• Derivatives
• Emerging markets
• Foreign exposure
• Hedging
• Interest rate fluctuations
• Market volatility
• Non-diversified status
• Prepayment
• Securities selection
• Small and medium sized companies	• Active trading
• Credit quality
• Currency volatility
• Derivatives
• Emerging markets
• Foreign exposure
• Hedging
• Interest rate fluctuations
• Junk bonds
• Market volatility
• Non-diversified status
• Prepayment
• Securities selection
• Short sales risks

Seasons Series Trust

Seasons Portfolios
	Asset Allocation: Diversified Growth Portfolio	Stock Portfolio
What are the Portfolio’s/Managed Component’s principal investments?	• Strategic allocation of approximately 80% (with a range of 65-95%) of net assets to equity securities:
-large-cap stocks
-mid-cap stocks
-small-cap stocks
• Strategic allocation of approximately 20% (with a range of 5-35%) of assets to fixed income securities
	• Foreign securities (up to 60%)	• Common stocks (at least 80% of net assets)
What other types of investments may the Portfolio/Managed Component significantly invest in?	• Junk bonds (up to 20%) • Short-term investments (up to 20%)	• Short-term investments (up to 20%) • Foreign securities (up to 30%) • ADRs/EDRs/GDRs
What other types of investments may the Portfolio/Managed Component use as part of efficient portfolio management or to enhance return?	• Investment grade fixed income securities
• U.S. government securities
• Asset-backed and mortgage-backed securities
• Currency transactions
• Currency baskets
• Emerging markets
• PFICs
• Options and futures
• Special situations
• Hybrid instruments (up to 10%)
• ETFs
• REITs
• Mid-cap stocks
• Investment grade fixed income securities
• U.S. government securities
• Asset-backed and mortgage-backed securities
• Currency transactions
• Currency baskets
• Emerging markets
• PFICs
• REITs
• Options and futures
• Special situations
• Convertible securities and warrants
• ETFs
• Hybrid instruments (up to 10%)

What risks normally affect the Portfolio/Managed Component?	• Active trading
• Credit quality
• Derivatives
• Emerging markets
• Foreign exposure
• Growth stocks
• Hedging
• Interest rate fluctuations
• Junk bonds
• Market volatility
• Prepayment
• Securities selection
	• Small and medium sized companies	• Active trading • Derivatives • Emerging markets • Foreign exposure • Growth stocks • Hedging • Market volatility • Securities selection • Small and medium sized companies

Seasons Series Trust

Seasons Select Portfolios
	Large Cap Growth Portfolio	Large Cap Composite Portfolio	Large Cap Value Portfolio
What are the Portfolio’s principal investments?	• Equity securities of large companies (at least 80% of net assets) selected through a growth strategy	• Equity securities of large companies (at least 80% of net assets) that offer the potential for long-term growth of capital or dividends	• Equity securities of large companies (at least 80% of net assets) selected through a value strategy
What other types of investments may the Portfolio significantly invest in?	• Mid-cap stocks • Junk bonds (up to 20%) • Short-term investments (up to 20%) • Foreign securities • Emerging markets • ADRs/EDRs/GDRs • PFICs	• Mid-cap stocks • Junk bonds (up to 15%) • Short-term investments (up to 20%) • Foreign securities (up to 30%) • ADRs/EDRs/GDRs	• Mid-cap stocks • Short-term investments (up to 20%) • Foreign securities (up to 30%) • ADRs/EDRs/GDRs • PFICs
What other types of investments may the Portfolio use as part of efficient portfolio management or to enhance return?	• Small-cap stocks
• Investment grade fixed income securities
• U.S. government securities
• Asset-backed and mortgage-backed securities
• REITs
• Currency transactions
• Currency baskets
• Custodial receipts and trust certificates
• Options and futures
• Options on foreign currency
• Options on securities and securities indices
• Hybrid instruments (up to 10%):
– SPDRs
– iShares
• Interest rate caps, floors and collars
• Special situations
• ETFs
• Unseasoned companies	• Small-cap stocks
• Investment grade fixed income securities
• U.S. government securities
• Asset-backed and mortgage-backed securities
• PFICs
• REITs
• Currency transactions
• Currency baskets
• Emerging markets
• Options and futures
• Hybrid instruments (up to 10%)
• Interest rate swaps, mortgage swaps, caps, floors and collars
• Special situations
• Convertible securities and warrants
• ETFs	• Small-cap stocks
• Junk bonds (up to 10%)
• REITs
• Currency transactions
• Currency baskets
• Emerging markets
• Options and futures
• Hybrid instruments (up to 10%)
• Interest rate swaps, mortgage swaps, caps, floors and collars
• Convertible securities and warrants
• ETFs
• Investment grade fixed income securities
• U.S. government securities
• Asset-backed and mortgage-backed securities
• Special situations

What risks normally affect the Portfolio?	• Active trading
• Credit quality
• Derivatives
• Emerging markets
• Foreign exposure
• Growth stocks
• Hedging
• Indexing
• Interest rate fluctuations
• Junk bonds
• Market volatility
• Non-diversified status
• Prepayment
• Securities selection
• Small and medium sized companies	• Active trading
• Derivatives
• Emerging markets
• Foreign exposure
• Growth stocks
• Hedging
• Indexing
• Junk bonds
• Market volatility
• Non-diversified status
• Securities selection
• Small and medium sized companies	• Active trading
• Derivatives
• Emerging markets
• Foreign exposure
• Hedging
• Indexing
• Junk bonds
• Market volatility
• Non-diversified status
• Securities selection
• Small and medium sized companies
• Value investing

Seasons Series Trust

Seasons Select Portfolios
	Mid Cap Growth Portfolio	Mid Cap Value Portfolio	Small Cap Portfolio
What are the Portfolio’s principal investments?	• Equity securities of medium-sized companies (at least 80% of net assets) selected through a growth strategy	• Equity securities of medium-sized companies (at least 80% of net assets) selected through a value strategy	• Equity securities of small companies (at least 80% of net assets)
What other types of investments may the Portfolio significantly invest in?	• Large-cap stocks • Small-cap stocks • Short-term investments (up to 20%) • Foreign securities (up to 30%) • ADRs/EDRs/GDRs • PFICs	• Large-cap stocks • Small-cap stocks • Junk bonds (up to 20%) • Short-term investments (up to 20%) • Foreign securities (up to 30%) • ADRs/EDRs/GDRs • Special situations • PFICs	• Active trading • Junk bonds (up to 20%) • Short-term investments (up to 20%) • Foreign securities (up to 30%) • ADRs/EDRs/GDRs • PFICs • Options and futures
What other types of investments may the Portfolio use as part of efficient portfolio management or to enhance return?	• Investment grade fixed income securities
• U.S. government securities
• Asset-backed and mortgage-backed securities
• REITs
• Currency transactions
• Currency baskets
• Emerging markets
• Options and futures
• Hybrid instruments (up to 10%)
• Interest rate swaps, mortgage swaps, caps, floors and collars
• Convertible securities and warrants
• ETFs
• Special situations	• Investment grade fixed income securities
• U.S. government securities
• Asset-backed and mortgage-backed securities
• REITs
• Currency transactions
• Currency baskets
• Custodial receipts and trust certificates
• Emerging markets
• Options and futures
• Options on foreign currencies
• Options on securities and securities indices
• Hybrid instruments (up to 10%):
– SPDRs
– iShares
• Interest rate caps, floors and collars
• ETFs	• Large-cap stocks
• Mid-cap stocks
• Investment grade fixed income securities
• U.S. government securities
• Asset-backed and mortgage- backed securities
• REITs
• Emerging markets
• Hybrid instruments (up to 10%)
• Interest rate swaps, mortgage swaps, caps, floors and collars
• Special situations
• ETFs
• Unseasoned companies

What risks normally affect the Portfolio?	• Active trading
• Derivatives
• Emerging markets
• Foreign exposure
• Growth stocks
• Hedging
• Indexing
• Market volatility
• Non-diversified status
• Securities selection
• Small and medium sized companies
• Technology sector	• Active trading
• Credit quality
• Derivatives
• Emerging markets
• Foreign exposure
• Hedging
• Indexing
• Interest rate fluctuations
• Junk bonds
• Market volatility
• Non-diversified status
• Prepayment
• Securities selection
• Small and medium sized companies
• Value investing	• Active trading
• Credit quality
• Derivatives
• Emerging markets
• Foreign exposure
• Growth stocks
• Hedging
• Junk bonds
• Indexing
• Interest rate fluctuations
• Market volatility
• Non-diversified status
• Prepayment
• Securities selection
• Small and medium sized companies

Seasons Series Trust

Seasons Select Portfolios
International Equity Portfolio	Diversified Fixed Income Portfolio	Strategic Fixed Income Portfolio	Cash Management Portfolio
What are the Portfolio’s principal investments?	• Equity securities (at least 80% of net assets) of issuers in at least three countries other than the U.S.	• Fixed income securities (at least 80% of net assets) including U.S. and foreign government securities (“Net assets” will take into account any borrowings for investment purposes)
• Mortgage-backed securities
• Investment grade fixed income securities
• Foreign securities (up to 30%)
• Junk bonds (up to 20%)	• High yield (junk bonds) (up to 75%)
• Foreign securities:
  – emerging market governmental securities
  – emerging market corporate debt instruments
  – eurobonds
  – brady bonds
• Mortgage-backed securities
		• Investment grade fixed income securities	• A diversified selection of money market instruments
What other types of investments may the Portfolio significantly invest in?	• Large-cap stocks • Mid-cap stocks • Small-cap stocks • Junk bonds (up to 20%) • Short-term investments (up to 20%) • ADRs/EDRs/GDRs • PFICs • Foreign securities • Emerging markets	• Asset-backed and mortgage-backed securities • ADRs/EDRs/GDRs • PFICs • Short-term investments (up to 20%) • ETFs	• Asset-backed securities
• Currency transactions
• Short-term investments
• Commercial mortgage-backed securities (CMBs)
• Home equity loan asset-backed securities (HELs)
• Manufactured housing asset-backed securities (MHs)
• Mortgage pass-through securities, including ARMs
• Collateralized mortgage obligations (CMOs)
• Convertible securities
• Preferred stocks
• Zero coupon bonds
• Extendable Commercial Notes (ECNs)
• PIK bonds
• Deferred payment securities
		• Roll transactions	• Investment grade fixed income securities • U.S. government securities

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Seasons Select Portfolios
International Equity Portfolio	Diversified Fixed Income Portfolio	Strategic Fixed Income Portfolio	Cash Management Portfolio
What other types of investments may the Portfolio use as part of efficient portfolio management or to enhance return?	• Investment grade fixed income securities
• U.S. government securities
• Asset-backed and mortgage-backed securities
• REITs
• Currency transactions
• Currency baskets
• Custodial receipts and trust certificate
• Options and futures
• Options of foreign currencies
• Options on securities and securities indices
• Hybrid instruments (up to 10%):
– SPDRs
– iShares
• Interest rate caps, floors and collars
• Special situations
• ETFs
• Unseasoned companies	• Currency transactions
• Currency baskets
• Emerging markets
• Options and futures
• Hybrid instruments (up to 10%)
• Interest rate swaps, mortgage swaps, caps, floors and collars
• Special situations	• Currency baskets
• Emerging markets
• Options and futures
• Hybrid instruments (up to 10%)
• Interest rate swaps, mortgage rate swaps, caps, floors and collars
• Special situations
• Short sales
• Loan participation and assignments
• Forward foreign currency exchange contracts
• Forward commitments
• Borrowing for temporary or emergency purposes (up to 33 1/3%)
• Inverse floaters
• Variable and floating rate obligations
• Asset-backed and mortgage-backed securities
What risks normally affect the Portfolio?	• Active trading
• Credit quality
• Derivatives
• Emerging markets
• Foreign exposure
• Hedging
• Indexing
• Interest rate fluctuations
• Junk bonds
• Market volatility
• Non-diversified status
• Prepayment
• Securities selection	• Active trading
• Credit quality
• Derivatives
• Emerging markets
• Foreign exposure
• Hedging
• Indexing
• Interest rate fluctuations
• Junk bonds
• Market volatility
• Prepayment
• Securities selection	• Active trading
• Credit quality
• Currency volatility
• Derivatives
• Emerging markets
• Foreign exposure
• Hedging
• Interest rate fluctuations
• Junk bonds
• Market volatility
• Prepayment
• Securities selection
		• Short sales risk	• Credit quality • Interest rate fluctuations • Market volatility • Securities selection

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Seasons Focused Portfolios
Focus Growth Portfolio	Focus TechNet Portfolio	Focus Growth and Income Portfolio	Focus Value Portfolio
What are the Portfolio’s principal investments?	• Equity securities of companies of any market capitalization – common stocks – preferred stocks – convertible securities – warrants – rights	• Equity securities (at least 80% of net assets will be invested in technology companies)
  – large-cap stocks
  – mid-cap stocks
  – small-cap stocks
  – convertible securities
  – warrants
  – rights
	• Preferred stocks	• Equity securities of large cap companies: – common stocks – preferred stocks – convertible securities – warrants – rights	• Equity securities: – large-cap stocks – mid-cap stocks – small-cap stocks
What other types of investments may the Portfolio significantly invest in?	• Junk bonds (up to 20%) • Foreign securities	• Foreign securities • Junk bonds (up to 20%)	• Mid-cap stocks • Small-cap stocks • Foreign securities • Junk bonds (up to 20%)	• Foreign securities
• Junk bonds (up to 20%)
• Forward foreign currency exchange contracts
• ETFs
• REITs
• ADRs/EDRs/GDRs
• PFICs
• Investment companies
• Convertible securities
• Warrants
• Rights
• Preferred securities

What other types of investments may the Portfolio use as part of efficient portfolio management or to enhance return?	• Short-term investments (up to 20%)
• Defensive instruments
• Options and futures
• Special situations
• Currency transactions
• ETFs
• Fixed-income securities
• Hybrid instruments (up to 10%)
• REITs
• Forward foreign currency exchange contracts	• Short-term investments (up to 20%) • Defensive instruments • Options and futures • Special situations • Currency transactions • Fixed-income securities • Hybrid instruments (up to 10%)	• Short-term investments (up to 25%)
• Defensive instruments
• Options and futures
• Special situations
• Currency transactions
• Fixed-income securities
• Hybrid instruments (up to 10%)
• Forward foreign currency exchange contracts
• ETFs
		• REITs	• Short-term investments (up to 25%) • Defensive instruments • Options and futures • Special situations • Currency transactions • Hybrid instruments (up to 10%) • Fixed income securities

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Seasons Focused Portfolios
Focus Growth Portfolio	Focus TechNet Portfolio	Focus Growth and Income Portfolio	Focus Value Portfolio
What risks normally affect the Portfolio?	• Active trading
• Credit quality
• Derivatives
• Foreign exposure
• Growth stocks
• Hedging
• Interest rate fluctuations
• Junk bonds
• Market volatility
• Non-diversified status
• Securities selection
• Small and medium sized companies
• Emerging markets
• Value investing	• Active trading
• Credit quality
• Derivatives
• Emerging markets
• Foreign exposure
• Growth stocks
• Hedging
• Interest rate fluctuations
• Junk bonds
• Market volatility
• Non-diversified
status
• Securities selection
• Small and medium sized companies
• Technology sector	• Active trading
• Credit quality
• Derivatives
• Foreign exposure
• Growth stocks
• Hedging
• Interest rate fluctuations
• Junk bonds
• Market volatility
• Non-diversified status
• Securities selection
• Small and medium sized companies
• Emerging markets
• Value investing	• Active trading
• Derivatives
• Foreign exposure
• Growth stocks
• Hedging
• Junk bonds
• Market volatility
• Non-diversified status
• Securities selection
• Small and medium sized companies
• Value investing

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Seasons Managed Allocation Portfolios
	Allocation Growth Portfolio	Allocation Moderate Growth Portfolio	Allocation Moderate Portfolio	Allocation Balanced Portfolio
What are the Portfolio’s principal investments?	The Portfolio is structured as a “fund-of-funds” which means that it pursues its investment goal by investing in a combination of the Underlying Portfolios.
The Underlying Portfolios principally invest in:
• Equity securities
• Fixed income securities
• Foreign securities	The Portfolio is structured as a “fund-of-funds” which means that it pursues its investment goal by investing in a combination of the Underlying Portfolios.
The Underlying Portfolios principally invest in:
• Equity securities
• Fixed income securities
• Foreign securities	The Portfolio is structured as a “fund-of-funds” which means that it pursues its investment goal by investing in a combination of the Underlying Portfolios.
The Underlying Portfolios principally invest in:
• Equity securities
• Fixed income securities
• Foreign securities	The Portfolio is structured as a “fund-of-funds” which means that it pursues its investment goal by investing in a combination of the Underlying Portfolios.
The Underlying Portfolios principally invest in:
• Equity securities
• Fixed income securities
• Foreign securities
What other types of investments may the Portfolio invest in?	The Portfolio may only invest in a combination of the Underlying Portfolios	The Portfolio may only invest in a combination of the Underlying Portfolios	The Portfolio may only invest in a combination of the Underlying Portfolios	The Portfolio may only invest in a combination of the Underlying Portfolios
What other types of investments may the Portfolio use as part of efficient portfolio management or to enhance return?	See investment strategies of the Underlying Portfolios	See investment strategies of the Underlying Portfolios	See investment strategies of the Underlying Portfolios	See investment strategies of the Underlying Portfolios
What risks normally affect the Portfolio (directly or by investing in the Underlying Portfolios)?	• Securities selection • Non-diversified status • Market volatility • Small and medium sized companies • Interest rate fluctuations • Credit quality • Derivatives	• Securities selection • Non-diversified status • Market volatility • Small and medium sized companies • Interest rate fluctuations • Credit quality • Derivatives	• Securities selection • Non-diversified status • Market volatility • Small and medium sized companies • Interest rate fluctuations • Credit quality • Derivatives	• Securities selection • Non-diversified status • Market volatility • Small and medium sized companies • Interest rate fluctuations • Credit quality • Derivatives

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GLOSSARY

Investment Terminology

A currency basket consists of specified amounts of currencies of certain foreign countries.

Currency transactions include the purchase and sale of currencies to facilitate the settlement of securities transactions and forward currency contracts, which are used to hedge against changes in currency exchange rates or to generate income. For example, a Portfolio may enter into foreign forward currency exchange contracts to gain exposure to a country or region.

Custodial receipts and trust certificates represent interests in securities held by a custodian or trustee. The securities so held may include U.S. government securities or other types of securities in which certain Portfolios may invest. The custodial receipts or trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party has entered into an interest rate swap or other arrangement with the custodian or trustee. For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. government or other issuer of the securities held by the custodian or trustee. If for tax purposes a Portfolio is not considered to be the owner of the underlying securities held in the custodial or trust account, the Portfolio may suffer adverse tax consequences. As a holder of custodial receipts and trust certificates, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account or trust. Certain Portfolios may also invest in separately issued interests in custodial receipts and trust certificates.

Defensive instruments include high quality fixed income securities, repurchase agreements and other money market instruments. A Portfolio will make temporary defensive investments in response to adverse market, economic, political or other conditions. When a Portfolio takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, a Portfolio may not achieve its investment goal.

Equity securities, such as common stocks, represent shares of equity ownership in a corporation. Common stocks may or may not receive dividend payments. Certain securities have common stock characteristics, including certain convertible securities such as convertible preferred stock, convertible bonds, warrants and rights, and may be classified as equity securities. Investments in equity securities and securities with equity characteristics include:

•	Convertible securities are securities (such as bonds or preferred stocks) that may be converted into common stock of the same or a different company.

•	Market capitalization ranges. Companies are determined to be large-cap companies, mid-cap companies, or small-cap companies based upon the total market value of the outstanding securities of the company at the time of purchase. Large-Cap companies will generally include companies whose market capitalizations, at the time of purchase, are equal to or greater than the smallest company in the Russell 1000® Index during the most recent 12-month period. During the 12-month period ending May 31, 2007, the smallest company in the Russell 1000® Index during the most recent 12-months had a market-cap of $1.26 billion. Mid-Cap companies will generally include companies whose market capitalizations, at time of purchase, range from the smallest company included in the Russell Midcap® Index to the largest company in the Russell Midcap® Index during the most recent 12-month period. During the 12-month period ending May 31, 2007, the smallest company in the Russell Midcap® Index had a market-cap of $1.26 billion and the largest company in the Russell Midcap® Index had a market-cap of $30.0 billion. The Mid Cap Growth Portfolio will consider mid-cap companies as those companies that fall within the capitalization range of either the Russell Midcap® Index or the S&P MidCap 400® Index. Small-Cap companies will generally include companies whose market capitalizations, at time of purchase, are equal to or less than the largest company in the Russell 2000® Index during the most recent 12-month period. During the 12-month period ending May 31, 2007, the largest company in the Russell 2000® index had a market-cap of $4.85 billion.

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Due to fluctuations in market conditions, there may be some overlap among capitalization categories. The market capitalization of companies within any Portfolio’s investments may change over time; however, a Portfolio will not sell a stock just because a company has grown to a market capitalization outside the appropriate range. The Portfolios may, on occasion, purchase companies with a market capitalization above or below the range.

•	Warrants are rights to buy common stock of a company at a specified price during the life of the warrant.

•	Rights represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public.

Exchange Traded Funds (ETFs) are a type of investment company bought and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market index. The risk of owning an ETF reflects the risk of owning securities in the underlying index it is designed to track. Lack of liquidity in an ETF results in it being more volatile. In addition, as an investment company ETFs are subject to fees and expenses.

Extendable Commercial Notes (ECNs) are very similar to commercial paper except that with ECNs, the issuer has the option to extend maturity to 390 days. ECNs are issued at a discount rate with an initial redemption of not more than 90 days from the date of issue. The issuer of an ECN has the option to extend maturity to 390 days. If ECNs are not redeemed by the issuer on the initial redemption date the issuer will pay a premium (step-up) rate based on the ECNs’ credit rating at the time. For further information regarding ECNs, please see the supplemental glossary in the Statement of Additional Information, which is incorporated by reference into this Prospectus.

Fixed income securities are broadly classified as securities that provide for periodic payment, typically interest or dividend payments, to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others do not provide for repayment of a principal amount. The issuer of a senior fixed income security is obligated to make payments on this security ahead of other payments to security holders. Investments in fixed income securities include:

•	U.S. government securities are issued or guaranteed by the U.S. government, its agencies and instrumentalities. Some U.S. government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer’s right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

•	An investment grade fixed income security is rated in one of the top four rating categories by a debt rating agency (or is considered of comparable quality by the Manager).

•	A junk bond is a high yield, high risk bond that does not meet the credit quality standards of an investment grade security.

•	Pass-through securities involve various debt obligations that are backed by a pool of mortgages or other assets. Principal and interest payments made on the underlying asset pools are typically passed through to investors. Types of pass-through securities include mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities, and asset-backed securities.

•	Preferred stocks receive dividends at a specified rate and have preference over common stock in the payment of dividends and the liquidation of assets.

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•	Zero-Coupon Bonds, Deferred Interest Bonds and PIK Bonds. Zero coupon and deferred interest bonds are debt obligations issued or purchased at a significant discount from face value. A step-coupon bond is one in which a change in interest rate is fixed contractually in advance. Payable-in-kind (“PIK”) bonds are debt obligations that provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations.

Foreign securities are issued by companies located outside of the United States, including emerging markets. Foreign securities may include foreign corporate and government bonds, foreign equity securities, foreign investment companies, passive foreign investment companies (PFICs), American Depositary Receipts (ADRs) or other similar securities that represent interests in foreign equity securities, such as European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). Certain companies based outside the United States may not be considered foreign securities if their operations are linked primarily to the United States. In general, the Manager may not consider ADRs and securities of companies domiciled outside the U.S. but whose principal trading market is in the U.S. to be foreign securities. An emerging market country is generally one with a low or middle income economy or that is in the early stages of its industrialization cycle. For fixed income investments, an emerging market includes those where the sovereign credit rating is below investment grade. Emerging market countries may change over time depending on market and economic conditions and the list of emerging market countries may vary by Manager.

Forward commitments are contracts to purchase or sell securities at a fixed price with delivery and cash settlement to occur at a future date beyond normal settlement time. At the time that a Portfolio enters into a forward commitment to sell a security, the Portfolio may not hold that security. A Portfolio may also dispose of or renegotiate a commitment prior to settlement. At settlement, the value of the securities may be more or less than the purchase price.

Forward foreign currency exchange contracts involve bilateral obligations of one party to purchase, and another party to sell, a specific currency at a future date (which may be any fixed number of days from the date the contract is entered into). These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

Hybrid instruments, such as indexed (i.e., Standard and Poor’s Depositary Receipts (SPDRs) and iSharesSM) and structured securities and other ETFs, can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an investment could be zero.

Interest rate swaps, mortgage swaps, caps, floors and collars. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates. Mortgage swaps are similar to interest-rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, upon which the value of interest payments is based, is tied to a reference pool or pools of mortgages.

Inverse Floaters are leveraged inverse floating rate debt instruments. The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. Certain inverse floaters may be deemed to be illiquid securities for purposes of a Portfolio’s limitation on investments in such securities.

Loan participations and assignments are investments in which a Portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. The highly leveraged nature of many

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such loans may make such loans especially vulnerable to adverse changes in economic or market conditions. As a result, a Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

Options and futures are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets, currencies or a market or economic index. An option gives its owner the right, but not the obligation, to buy (“call”) or sell (“put”) a specified amount of a security, or other asset or currency, at a specified price within a specified time period. Certain Portfolios may purchase listed options on various indices. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial instrument, index, etc. at a specified future date and price. Certain Portfolios may sell covered call and put options and purchase put and call options on any securities in which the Portfolios may invest or on any securities index consisting of securities in which it may invest. A Portfolio may also, to the extent consistent with its investment policies, purchase and sell put and call options on foreign currencies.

REITs (real estate investment trusts) are trusts that invest primarily in commercial real estate or real estate related loans. The value of an interest in a REIT may be affected by the value and the cash flows of the properties owned or the quality of the mortgages held by the trust.

Roll transactions involve the sale of mortgage or other asset-backed securities with the commitment to purchase substantially similar (same type, coupon, maturity) but not identical securities on a specified future date.

Short sales involve the selling of a security which the Portfolio does not own in anticipation of a decline in the market value of the security. In such transactions, the Portfolio borrows the security for delivery to the buyer and must eventually replace the borrowed security for return to the lender. The Portfolio bears the risk that the price at the time of replacement may be greater than the price at which the security was sold. A short sale is “against the box” to the extent that a Portfolio contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short.

Short-term investments include money market securities such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers’ acceptances and certificates of deposit. These securities provide a Portfolio with sufficient liquidity to meet redemptions and cover expenses.

A special situation arises when, in the opinion of the Manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

Total return swaps are contracts under which one party agrees to make payments of the total return from the underlying asset during the specified period.

Unseasoned companies are companies that have operated less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with established operating records.

U.S. Treasury inflation protection securities are issued by the United States Department of Treasury with a nominal return linked to the inflation rate in prices. The index used to measure inflation is the non-seasonally adjusted U.S. City Average All Items Consumer Price Index for All Urban Consumers. The value of the principal is adjusted for inflation, and pays interest every six months. The interest payment is equal to a fixed percentage of the inflation-adjusted value of the principal. The final payment of principal of the security will not be less than the original par amount of the security at issuance.

Variable and floating rate obligations normally will involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate, such as rates on Treasury Bonds or Bills or the prime rate at a major commercial bank, and that a bondholder can demand payment of the obligations on behalf of the Portfolio on short notice at par plus accrued interest, which

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amount may be more or less than the amount the bondholder paid for them. The maturity of floating or variable rate obligations (including participation interests therein) is deemed to be the longer of (i) the notice period required before a Portfolio is entitled to receive payment of the obligation upon demand or (ii) the period remaining until the obligation’s next interest rate adjustment. If not redeemed by the Portfolio through the demand feature, the obligations mature on a specified date which may range up to thirty years from the date of issuance.

When-issued and delayed delivery transactions call for the purchase or sale of securities at an agreed upon price on a specified future date. At the time of delivery of the security, the value may be more or less than the purchase price.

About the Indices

•	The Citigroup Mortgage-backed Securities Index is an index of 30- and 15-year mortgages related securities issued by U.S. government agencies.

•	The JP Morgan Developed Market High Yield Index is designed to mirror the investable universe of the US dollar developed high yield corporate debt market, including domestic and international issues. International issues are comprised of only developed market issues.

•	The J.P. Morgan Emerging Market Bond Index (EMBI+) tracks total returns for traded external debt instruments in the emerging markets. The instruments include external-currency-denominated Brady bonds, loans and Eurobonds, as well as U.S. dollar local market instruments.

•	Lehman Brothers U.S. Aggregate Index combines several Lehman Brothers fixed-income indices to give a broad view of the performance of the U.S. fixed income market.

•	The Merrill Lynch High Yield Master II Index tracks the performance of below investment grade U.S. dollar-denominated corporate bonds publicly traded in the U.S. domestic market.

•	The Morgan Stanley Capital International (MSCI) EAFE Index (Europe, Australasia, Far East) is a free floating-adjusted market capitalization index that is designed to measure developed market equity performance. The index is comprised of securities from 21 developed markets, excluding U.S. and Canada.

•	The Morgan Stanley Capital International (MSCI) Emerging Markets Free Indexsm measures the performance of companies representative of the market structure of 26 emerging market countries in Europe, Latin America, and the Pacific basin. The MSCI Emerging Markets Free Indexsm excludes closed markets and those share in otherwise free markets with are not purchasable by foreigners.

•	NASDAQ 100® Index is a market capitalization weighted, unmanaged index of 100 of the largest non-financial domestic common stocks listed on the National Market tier of the NASDAQ Stock Market.

•	The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.

•	Russell 1000® Value Index is an unmanaged index of common stock prices that measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.

•	Russell 2000® Index is an unmanaged index of common stock prices that measures the performance of the 2,000 smallest companies in the Russell 3000® Index and is widely recognized as representative of small-cap growth stocks.

•	The Russell 3000® Index measures the performance of the 3,000 largest U.S. Companies based on total market capitalization, which represents approximately 98% of the investable U.S.-equity market.

•	Russell 3000® Growth Index measures the performance of those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in the index are also members of the Russell 1000® Growth or the Russell 2000® Growth indexes.

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•	Russell 3000® Value Index is an unmanaged index of common stock prices that measures the performance of those Russell 3000® companies with lower price-to-book ratios and lower forecasted growth values.

•	Russell Midcap® Growth Index is an unmanaged index of common stock prices that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index.

•	Russell Midcap® Value Index is an unmanaged index of common stock prices that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000® Value Index.

•	S&P 500® Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is also an unmanaged market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value. The “500” is one of the most widely used benchmarks of U.S. equity performance.

Certain Portfolios (including the Underlying Portfolios) invest in either the growth or value “subset” of an index. These subsets are created by splitting an index according to “book-to-price” ratio (that is, the difference between an issuer’s “book value” and its market capitalization). The value subset of an index contains securities of issuers with lower book-to-price ratios, while a growth subset contains those of issuers with higher book-to-price ratios. The S&P 500®/Citigroup Growth and Value Indexes are constructed measuring growth and value characteristics of the constituents of the S&P 500® Index across seven factors including: earnings-per-share growth rate, sales-per-share growth rate, internal growth rate, book-to-price ratio, cash flow-to-price ratio, sales-to-price ratio and dividend yield. The value index is comprised of stocks identified as pure value, plus a portion of the market capitalization of stocks that are neither classified as pure growth nor pure value. The growth index is comprised of stocks identified as pure growth, plus a portion of the market capitalization of stocks that are neither classified as pure growth nor pure value. Each company in the index is assigned to either the value or growth index so that the two style indices “add up” to the full index. Like the full S&P indexes, the value and growth indexes are unmanaged and market capitalization-weighted, meaning that each stock is weighted in proportion to its market value. Investors cannot invest directly in the indexes.

Risk Terminology

Active trading:  A strategy used whereby the Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Portfolio. In addition, because a Portfolio may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. During periods of increased market volatility, active trading may be more pronounced. In the “Financial Highlights” section we provide each Portfolio’s portfolio turnover rate for each fiscal year in the past five years or since inception.

Credit quality:  The creditworthiness of the issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. This type of issuer will typically issue junk bonds. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.

Currency volatility:  The value of a Portfolio’s foreign investments may fluctuate due to changes in currency rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of a Portfolio’s non-U.S. dollar denominated securities.

Derivatives:  A derivative is any financial instrument whose value is based on, and determined by, another security, currency, index or benchmark (e.g., stock options, futures, caps, floors, etc.). In recent years, derivative securities have become increasingly important in the field of finance. Futures and options are now actively traded on many different exchanges. Forward contracts, swaps, and many different types of options are regularly traded outside of exchanges by financial institutions in what are termed “over the counter” markets. Other more specialized derivative securities often form part of a bond or stock issue. To the extent a

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contract is used to hedge another position in the portfolio, the Portfolio will be exposed to the risks associated with hedging as described in this glossary. To the extent a forward, option or futures contract is used to enhance return, rather than as a hedge, a Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.

Foreign exposure:  Investors in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as in the U.S. Foreign investments will also be affected by local, political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when an issuer is in an emerging market. Historically, the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

Growth stocks:  Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market may reward growth stocks with price increases when expectations are met or exceeded.

Hedging:  Hedging is a strategy in which a Portfolio uses a derivative security to reduce certain risk characteristics of an underlying security or portfolio of securities. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the derivative will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.

Indexing:  The passively managed index portion of each Multi-Managed Seasons Select Portfolio will not sell securities in its portfolio and buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, you may suffer losses that you would not experience with an actively managed mutual fund.

Interest rate fluctuations:  The volatility of fixed income securities is due principally to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates. As interest rates rise, the value of such securities typically falls, and as interest rates fall, the value of such securities typically rise. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

Junk Bonds:  A significant investment in junk bonds is considered speculative. Junk bonds carry a substantial risk of default or changes in the issuer’s creditworthiness, or they may already be in default.

Market volatility:  The stock and/or bond markets as a whole could go up or down (sometimes dramatically). This could affect the value of the securities in a Portfolio’s portfolio.

Non-diversified status:  Portfolios registered as “non-diversified” investment companies can invest a larger portion of their assets in the stock of a single company than can diversified investment companies, and thus they can concentrate in a smaller number of securities. A non-diversified investment company’s risk may increase because the effect of each security on the Portfolio’s performance is greater.

Prepayment:  Prepayment risk is the possibility that the principal of the loans underlying mortgage-backed or other pass-through securities may be prepaid at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. As a result of prepayments, in periods of declining interest rates a Portfolio may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by a Portfolio may exhibit price characteristics of longer-term debt securities.

Seasons Series Trust

Securities selection:  A strategy used by a Portfolio, or securities selected by its portfolio manager, may fail to produce the intended return.

Short sale risks:  Short sales by a Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.

Small and medium sized companies:  Companies with smaller market capitalizations tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements. Securities of medium sized companies are also usually more volatile and entail greater risks than securities of large companies.

Technology sector:  The industries in which technology companies may be found can be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants, worldwide scientific and technological developments and changes in governmental regulation and policies. There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the price of securities in this sector have tended to be volatile. A Portfolio that invests primarily in technology-related issuers, bears an additional risk that economic events may affect a substantial portion of the Portfolio’s investments. In addition, at times, equity securities of technology-related issuers may underperform relative to other sectors. The technology sector includes companies from various industries, including computer hardware, software, semiconductors, telecommunications, electronics, aerospace and defense, health care equipment, and biotechnology, among others.

Value investing:  When investing in securities which are believed to be undervalued in the market, there is a risk that the market may not recognize a security’s intrinsic value for a long period of time, or that a stock judged to be undervalued may actually be appropriately priced.

Seasons Series Trust

MANAGEMENT

Investment Adviser and Manager

AIG SunAmerica Asset Management Corp. SunAmerica serves as investment adviser and manager for all the Portfolios of the Trust. SunAmerica selects the Subadvisers for the Portfolios, manages the investments for certain Portfolios or portions of Portfolios, provides various administrative services and supervises the daily business affairs of each Portfolio.

SunAmerica, located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311, was organized in 1982 as a corporation under the laws of the State of Delaware, and managed, advised or administered assets in excess of $53.2 billion as of March 31, 2007. SunAmerica is an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). SunAmerica is engaged in providing investment advice and management services to the Trust, other mutual funds and pension funds. In addition to serving as adviser to the Trust, SunAmerica serves as adviser, manager and/or administrator for AIG Series Trust, Anchor Series Trust, SunAmerica Focused Series, Inc., SunAmerica Equity Funds, SunAmerica Focused Alpha Growth Fund, Inc., SunAmerica Focused Alpha Large Cap Fund, Inc., SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Series Trust, SunAmerica Senior Floating Rate Fund, Inc., VALIC Company I and VALIC Company II.

In addition to serving as the investment adviser and manager to the Trust and each Portfolio and supervising activities of the other Subadvisers, SunAmerica manages the Aggressive Growth/SunAmerica and the fixed income portion of the Balanced/Lord Abbett/SunAmerica components of the Multi-Managed Seasons Portfolios, and portions of the Large Cap Composite, Small Cap, Diversified Fixed Income, Focus Growth, Focus TechNet and Focus Growth and Income Portfolios.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory contract of each Portfolio is available in the annual or semi-annual shareholder reports.

Seasons Series Trust

For the fiscal year ended March 31, 2007 each Portfolio paid SunAmerica a fee equal to the following percentage of average daily net assets:

Portfolio	Fee

Multi-Managed Growth Portfolio	0.89%
Multi-Managed Moderate Growth Portfolio	0.85%
Multi-Managed Income/Equity Portfolio	0.81%
Multi-Managed Income Portfolio	0.77%
Asset Allocation: Diversified Growth Portfolio	0.83%
Stock Portfolio	0.84%
Large Cap Growth Portfolio	0.80%
Large Cap Composite Portfolio	0.80%
Large Cap Value Portfolio	0.79%
Mid Cap Growth Portfolio	0.85%
Mid Cap Value Portfolio	0.85%
Small Cap Portfolio	0.85%
International Equity Portfolio	0.94%
Diversified Fixed Income Portfolio	0.70%
Strategic Fixed Income Portfolio	0.80%
Cash Management Portfolio	0.45%
Focus Growth Portfolio	1.00%
Focus TechNet Portfolio	1.20%
Focus Growth and Income Portfolio	1.00%
Focus Value Portfolio	1.00%
Allocation Growth Portfolio	0.10%
Allocation Moderate Growth Portfolio	0.10%
Allocation Moderate Portfolio	0.10%
Allocation Balanced Portfolio	0.10%

SunAmerica compensates the Subadvisers out of the fees that it receives from the Portfolios. SunAmerica may terminate any agreement with a Subadviser without shareholder approval. Moreover, SunAmerica has received an exemptive order from the Securities and Exchange Commission (“SEC”) that permits SunAmerica, subject to certain conditions, to enter into agreements relating to the Trust with Subadvisers that have no affiliation with SunAmerica (“unaffiliated Subadvisers”) approved by the Board of Trustees without obtaining shareholder approval. The exemptive order also permits SunAmerica, subject to the approval of the Board but without shareholder approval, to employ new Subadvisers for new or existing Portfolios, change the terms of particular agreements with unaffiliated Subadvisers or continue the employment of existing Subadvisers after events that would otherwise cause an automatic termination of a Subadviser agreement. Shareholders of a Portfolio have the right to terminate an agreement with a Subadviser for that Portfolio at any time by a vote of the majority of the outstanding voting securities of such Portfolio. Shareholders will be notified of any Subadviser changes. The order also permits the Trust to disclose to shareholders the Subadviser fees only in the aggregate for each Portfolio. Each of the Subadvisers, except for AIGGIC, is unaffiliated with SunAmerica and discharges its responsibilities subject to the policies of the Trustees and the oversight and supervision of SunAmerica, which pays the Subadvisers fees. These fees do not increase Portfolio expenses.

Seasons Series Trust

Portfolio Management

The management of each Portfolio and Managed Component is summarized in the following tables.

Seasons Portfolios
Portfolio	Portfolio management allocated among the following managers
Multi-Managed Growth Portfolio
• Janus
(through Growth/Janus component)
• Lord Abbett
(through Balanced/Lord Abbett/SunAmerica component)
• SunAmerica
(through Aggressive Growth/SunAmerica component and Balanced/Lord Abbett/SunAmerica component)
• Wellington Management
(through Fixed Income/Wellington Management component)

Multi-Managed Moderate Growth Portfolio
• Janus
(through Growth/Janus component)
• Lord Abbett
(through Balanced/Lord Abbett/SunAmerica component)
• SunAmerica
(through Aggressive Growth/SunAmerica component and Balanced/Lord Abbett/SunAmerica component)
• Wellington Management
(through Fixed Income/Wellington Management component)

Multi-Managed Income/Equity Portfolio
• Janus
(through Growth/Janus component)
• Lord Abbett
(through Balanced/Lord Abbett/SunAmerica component)
• SunAmerica
(through Balanced/Lord Abbett/SunAmerica component)
• Wellington Management
(through Fixed Income/Wellington Management component)

Multi-Managed Income Portfolio
• Janus
(through Growth/Janus component)
• Lord Abbett
(through Balanced/Lord Abbett/SunAmerica component)
• SunAmerica
(through Balanced/Lord Abbett/SunAmerica component)
• Wellington Management
(through Fixed Income/Wellington Management component)

Asset Allocation: Diversified Growth Portfolio	• Putnam
Stock Portfolio	• T. Rowe Price

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Seasons Select Portfolios
Portfolio	Portfolio management allocated among the following managers
Large Cap Growth Portfolio	• AIGGIC • GSAM • Janus
Large Cap Composite Portfolio	• AIGGIC • SunAmerica • T. Rowe Price
Large Cap Value Portfolio	• AIGGIC • T. Rowe Price • Wellington Management
Mid Cap Growth Portfolio	• AIGGIC • T. Rowe Price • Wellington Management
Mid Cap Value Portfolio	• AIGGIC • GSAM • Lord Abbett
Small Cap Portfolio	• AIGGIC • ClearBridge • SunAmerica
International Equity Portfolio	• AIGGIC • GSAM-International • Lord Abbett
Diversified Fixed Income Portfolio	• AIGGIC • SunAmerica • Wellington Management
Strategic Fixed Income Portfolio	• AIGGIC • Franklin • Western Asset
Cash Management Portfolio	• CMA

Seasons Series Trust

Seasons Focused Portfolios
Portfolio	Portfolio management allocated among the following managers
Focus Growth Portfolio	• SunAmerica • Janus • Marsico
Focus TechNet Portfolio	• RCM • SunAmerica • BAMCO
Focus Growth and Income Portfolio	• SunAmerica • Marsico • Thornburg
Focus Value Portfolio	• NTI • Third Avenue • JPMorgan

Seasons Managed Allocation Portfolios
Portfolio	Portfolio management allocated among the following managers
Allocation Growth Portfolio	• Ibbotson
Allocation Moderate Growth Portfolio	• Ibbotson
Allocation Moderate Portfolio	• Ibbotson
Allocation Balanced Portfolio	• Ibbotson

The Statement of Additional Information provides information regarding the portfolio managers listed below, including other accounts they manage, their ownership interest in the Portfolio(s) that they serve as portfolio manager, and the structure and method used by the Adviser/Subadviser to determine their compensation.

SunAmerica is responsible for making the day-to-day investment decisions for the Aggressive Growth component and a portion of the Balanced component of the Multi-Managed Growth Portfolio, Multi-Managed Moderate Growth Portfolio, Multi-Managed Income/Equity Portfolio and Multi-Managed Income Portfolio, and for a component of each of the Large Cap Composite Portfolio, Small Cap Portfolio, Diversified Fixed Income Portfolio, Focus Growth Portfolio, Focus TechNet Portfolio and Focus Growth and Income Portfolio.

The Aggressive Growth component of the Multi-Managed Portfolios and Small Cap Portfolio are managed by Jay Rushin. Mr. Rushin joined SunAmerica in December 2005 and is currently a Senior Vice President and Portfolio Manager. Mr. Rushin has over ten years experience in the investment industry, focusing the past eight years on the small-cap and mid-cap growth segments of the market. Prior to joining SunAmerica, he was a lead portfolio manager at AIM Management Group, where he was responsible for a small-cap and mid-cap growth team, and its respective portfolios from 1998 to 2005.

The fixed income portion of the Balanced component of the Multi-Managed Portfolios is managed by a team including Bryan Petermann, John Yovanovic, Tim Lindvall, CFA, Raphael Davis and Robert Vanden Assem, CFA. Each member of the team has portfolio management responsibilities with both SunAmerica and AIGGIC. AIGGIC is an indirect wholly-owned subsidiary of AIG and is part of AIG Investments (“AIGI”), formerly, AIG Global Investment Group. Mr. Petermann is Managing Director and Head of High Yield Portfolio Management for AIGI. Mr. Petermann joined AIGI as a research analyst with the acquisition of American General Investment Management, L.P. (“AGIM”) in 2001. He became a Portfolio Manager of high yield bonds for AIGI in October 2003. Mr. Yovanovic is Managing Director and Portfolio Manager for AIGI. Mr. Yovanovic joined AIGI with the acquisition of AGIM in 2001. He became a Portfolio Manager of high

Seasons Series Trust

yield bonds for AIGI in September 2005. Previously, he was a senior high yield trader and research analyst. While in investment research, he served as the energy/utilities group head. Mr. Lindvall is Vice President and Portfolio Manager for AIGI. Mr. Lindvall joined AIGI in 2002 and became a Portfolio Manager in 2007. Prior to becoming a Portfolio Manager, he was a research analyst responsible for the exploration and production, oil field services, refining, pipeline, and electric sectors. Mr. Davis is Managing Director of Structured Products for AIGI. Mr. Davis is responsible for trading and portfolio management of AIG’s $17 billion agency MBS passthrough and CMO portfolios. Mr. Davis joined AIGI with the acquisition of AGIM in August 2001. During his seven years at AGIM, Mr. Davis was responsible for the trading and management of AGIM’s MBS, asset-backed securities, and money-market portfolios. Mr. Vanden Assem is Managing Director and Senior Portfolio Manager of High Grade Fixed Income for AIGI. Mr. Vanden Assem joined AIGI in 2001 and is responsible for the portfolio management of AIGI’s high grade total rate of return portfolios, long/short portfolios and affiliated accounts.

The Large Cap Composite Portfolio and Focus Growth and Income Portfolio are managed by Steven A. Neimeth. Mr. Neimeth, Senior Vice President and Portfolio Manager, joined SunAmerica as a portfolio manager in April 2004. From 2002 until he joined SunAmerica, Mr. Neimeth was a portfolio manager of the Neuberger Berman Large-Cap Value Fund. Between 1997 and 2002, Mr. Neimeth was a portfolio manager and research analyst at Bear Stearns Asset Management.

The Diversified Fixed Income Portfolio is managed by Michael Cheah, CFA. Mr. Cheah, Vice President and Portfolio Manager, joined SunAmerica in July 1999 as a portfolio manager responsible for all investment grade fixed income portfolios.

The Focus Growth Portfolio is managed by Gregory S. Parker. Mr. Parker, Director of Equity Research and Portfolio Manager, joined SunAmerica in February 2004, as Vice President and Senior Research Analyst covering the industrial sector (capital goods and transportation). Prior to joining SunAmerica, Mr. Parker was managing director and senior equity analyst at Harbert Management Corporation. Prior to that he held several positions at Schroder Investment Management, most recently, as the head of global industrial research, portfolio manager and senior research analyst.

The Focus TechNet Portfolio is managed by Andrew Sheridan. Mr. Sheridan, Vice President, Portfolio Manager and Senior Research Analyst, joined SunAmerica in 2003. He is a member of the research team covering the technology industry. Prior to joining SunAmerica, Mr. Sheridan worked in the research department at U.S. Trust and the market division of Greenwich Associates.

Information about the Subadvisers

The investment manager(s) and/or management team(s) that have joint and primary responsibility for the day-to-day management of the Portfolios are set forth below. Unless otherwise noted, a management team’s members share responsibility in making investment decisions on behalf of a Portfolio and no team member is limited in his/her role with respect to the management team.

SunAmerica compensates the various Subadvisers out of advisory fees that it receives form the respective Portfolios. SunAmerica may terminate any agreement with a Subadviser without shareholder approval.

Large Cap Composite Portfolio
Large Cap Growth Portfolio
Large Cap Value Portfolio
Mid Cap Growth Portfolio
Mid Cap Value Portfolio
Small Cap Portfolio
International Equity Portfolio
Diversified Fixed Income Portfolio
Strategic Fixed Income Portfolio

AIG Global Investment Corp. (AIGGIC), a New Jersey corporation, is an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”) and is a part of AIGI. AIGI comprises a group of international companies (including AIGGIC), which provide investment advice and market asset management products and services to clients around the world. As of March 31, 2007, AIGI managed approximately $687.5 billion, of

Seasons Series Trust

which approximately $578.6 billion relates to AIG affiliates and $108.9 billion relates to client assets. These figures do not include assets sub-advised to third-party managers. AIGGIC is located at 70 Pine Street, New York, New York 10270.

The Large Cap Composite Portfolio, Large Cap Growth Portfolio, Large Cap Value Portfolio, Mid Cap Growth Portfolio, Small Cap Portfolio, International Equity Portfolio and Diversified Fixed Income Portfolio are managed by James O. Kurtz, John P. Toohey, Timothy Campion and Steve Skalicky. Mr. Kurtz, Vice President and Portfolio Manager, joined AIGI with the acquisition of AGIM in 2001. As a Senior Portfolio Manager, Mr. Kurtz is responsible for the management and trading of the wide variety of domestic and international equity index funds managed by AIGI. In addition, Mr. Kurtz and his team provide equity derivative and passive trading support for AIGI’s traditional and enhanced equity products. Prior to AIGI, Mr. Kurtz worked at Sears Investment Management Co. (“SIMCO”), the retirement fund management subsidiary of Sears, Roebuck and Co. from 1978 to 2000, most recently as Manager of Passive Equity Investments. At SIMCO, he managed the equity trading function and established and managed the firm’s indexing and derivative capabilities. Mr. Toohey, Managing Director, is responsible for overseeing the asset allocation and investments supporting AIG pension plans worldwide. From December 2000 to November 2003, he was Vice President of AIGI Global Risk Management. In this capacity, he was responsible for quantitative analysis relating to the AIG insurance company investment portfolios. Mr. Toohey joined AIGI in 2000. Mr. Toohey also sits on the AIG Derivative Committee, which oversees firm wide derivatives transactions and structure financial products. Mr. Campion, Vice President and Portfolio Manager, joined AIGI in 1999. He is a Portfolio Manager responsible for enhanced index products. Mr. Skalicky, Research Analyst, Assistant Trader, US. Equities and Portfolio Manager, joined AIGI in 2003. Prior to joining AIGI, he worked in Equities at UBS. Mr. Skalicky is currently a Level 1 Charted Financial Analyst candidate.

The Strategic Fixed Income Portfolio is managed by a team including Bryan Petermann, John Yovanovic and Tim Lindvall. Each member of the team has portfolio management responsibilities with AIGI. Mr. Petermann is Managing Director and Head of High Yield Portfolio Management for AIGI. Mr. Petermann joined AIGI as a research analyst with the acquisition of AGIM in 2001. He became a Portfolio Manager of high yield bonds for AIGI in October 2003. Mr. Yovanovic is Managing Director and Portfolio Manager for AIGI. Mr. Yovanovic joined AIGI with the acquisition of AGIM in 2001. He became a Portfolio Manager of high yield bonds for AIGI in September 2005. Previously, he was a senior high yield trader and research analyst. While in investment research, he served as the energy/utilities group head. Mr. Lindvall is Vice President and Portfolio Manager for AIGI. Mr. Lindvall joined AIGI in 2002 and became a Portfolio Manager in 2007. Prior to becoming a Portfolio Manager, he was a research analyst responsible for the exploration and production, oil field services, refining, pipeline, and electric sectors.

Focus TechNet Portfolio

BAMCO, Inc. (BAMCO) is a New York corporation, established in January 1987, registered with the SEC since March 1987, located at 767 5th Avenue, 49th Floor, New York, New York 10153, is the investment adviser to all of the Baron mutual funds and two Irish pooled investment vehicles, and it serves as investment subadviser to non-Baron related SEC registered investment companies and other pooled investment vehicles. As of March 31, 2007, BAMCO had approximately $18.5 billion in assets under management.

The BAMCO portion of the Focus TechNet Portfolio is managed by Michael Lippert, JD, CFA. Mr. Lippert is the portfolio manager for the Baron iOpportunity Fund. Mr. Lippert served as a senior research analyst on a team of analysts that provided research for the portfolio and the Baron Fifth Avenue Growth Fund. He has covered Internet communications, and media and entertainment, and business services companies since December 2001. Prior to joining BAMCO, he was a research analyst and general counsel for JLF Asset Management from April 2001, and from 2000 to 2001, he was a partner in the firm Baker & Botts.

Small Cap Portfolio

ClearBridge Advisors, LLC (ClearBridge), located at 399 Park Avenue, New York, New York 10022, is a wholly owned subsidiary of Legg Mason, Inc. (Legg Mason). Legg Mason, whose principal address is 100 Light Street, Baltimore, Maryland 21202, is a financial services holding company. As of March 31, 2007, ClearBridge had approximately $111.4 billion in assets under management.

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The Small Cap Portfolio is managed by Peter J. Hable. Mr. Hable is a Managing Director at ClearBridge and has been with the firm (or its predecessors) since 1983.

Cash Management Portfolio

Columbia Management Advisors, LLC (CMA) is located at 100 Federal Street, Boston, Massachusetts 02110. CMA is dedicated to providing responsible investment management and superior service and manages money for corporations, endowments and foundations, public funds/municipalities and individuals. As of March 31, 2007, CMA had over $347.4 billion in assets under management.

The Cash Management Portfolio is managed by Patrick Graham. Mr. Graham joined CMA as a Director and Senior Fixed Income Portfolio Manager in October 2004. Prior to joining CMA, Mr. Graham was a Senior Money Market Portfolio Manager at Bank One Investment Advisors Corp., (1996-2004).

Strategic Fixed Income Portfolio

Franklin Advisers, Inc. (Franklin Advisers) was incorporated in California and registered with the SEC as an investment adviser in 1985. Franklin Advisers is a wholly owned subsidiary of Franklin Resources, Inc. (known as Franklin Templeton Investments), a publicly traded, global investment management organization. As of March 31, 2007, Franklin Advisers had approximately $576 billion in assets under management. Franklin Advisers is located at One Franklin Parkway, San Mateo, California 94403.

The Strategic Fixed Income Portfolio is managed by Roger Bayston, CFA. Mr. Bayston, Senior Vice President, joined Franklin Templeton in 1991.

Large Cap Growth Portfolio
Mid Cap Value Portfolio

Goldman Sachs Asset Management, L.P. (GSAM) is located at 32 Old Slip, New York, New York 10005. GSAM registered as an investment adviser in 1990. GSAM is one of the leading global investment managers, serving a wide range of clients including pension funds, foundations, insurance companies and individual investors. As of March 31, 2007, GSAM, along with other units of the Investment Management Division of Goldman Sachs & Co. (“Goldman Sachs”), had approximately $660.8 billion in assets under management.

The Large Cap Growth Portfolio is managed by Steven M. Barry, Gregory H. Ekizian and David G. Shell. Mr. Barry, Managing Director, Chief Investment Officer and Senior Portfolio Manager, joined GSAM as a portfolio manager in 1999. Mr. Ekizian, Managing Director, Chief Investment Officer and Senior Portfolio Manager, joined GSAM as Portfolio Manager and Co-Chair of the Growth Investment Committee in 1997. Mr. Shell, Managing Director, Chief Investment Officer and Senior Portfolio Manager, joined GSAM as a manager in 1997.

The Mid Cap Value Portfolio is managed by Andrew Braun, Dolores Bamford, CFA, Sean Gallagher, Lisa Parisi, CFA, and Eileen Rominger. Mr. Braun, Managing Director and Portfolio Manager, joined GSAM as a mutual fund product development analyst in July 1993. From January 1997 to April 2001, he was a research analyst on the Value team and became a portfolio manager in May 2001. Mr. Braun has 16 years of industry experience. Ms. Bamford, Managing Director and Portfolio Manager, joined GSAM as a portfolio manager for the Value team in April 2002. Prior to that, she was a portfolio manager at Putnam Investments for various products since 1991. Ms. Bamford has 18 years of industry experience. Mr. Gallagher, Managing Director and Portfolio Manager, joined GSAM as a research analyst in May 2000. He became a portfolio manager in December 2001. From October 1993 to May 2000, he was a research analyst at Merrill Lynch Asset Management. Mr. Gallagher has 14 years of industry experience. Ms. Parisi, Managing Director and Portfolio Manager, joined GSAM as a portfolio manager in August 2001. From December 2000 to August 2001, she was a portfolio manager at John A. Levin & Co. From March 1995 to December 2000, she was a portfolio manager and managing director at Valenzuela Capital. Ms. Parisi has 22 years of industry experience. Ms. Rominger, Managing Director, Chief Investment Officer and Senior Portfolio Manager, joined GSAM as a portfolio manager and Chief Investment Officer of the Value Equity team in 1999. Ms. Rominger has 27 years of industry experience.

Seasons Series Trust

International Equity Portfolio

Goldman Sachs Asset Management International (GSAM-International) is a business unit of Goldman Sachs, and is located at Christchurch Court 10-15 Newgate Street, London EC1A 7HD. GSAM-International has been a member of the Investment Management Regulatory Organization Limited, a United Kingdom self-regulatory organization, since 1990 and a registered investment adviser since 1991. As of March 31, 2007, GSAM-International, along with other units of Goldman Sachs, had approximately $660.8 billion in assets under management.

The International Equity Portfolio is managed by Mark Beveridge, CFA, William Howard, CFA, Michael Stanes and Nuno Fernandes, CFA. Mr. Beveridge joined GSAM-International as Managing Director, Chief Investment Officer, non-U.S. Active Equity and Co-Chief Investment Officer of its UK/European Equity business in December 2004. From 1985 to 2004, Mr. Beveridge was with Franklin Templeton where he was Executive Vice President and Senior Portfolio Manager for non-U.S. portfolios. Mr. Howard joined GSAM-International in January 2005 as a Senior Portfolio Manager and now serves as Managing Director, Portfolio Manager, Global/International Equity Director of Research, non-US Active Equity. From 1993 to 2004, Mr. Howard worked at Franklin Templeton where he was a senior portfolio manager managing non-U.S. portfolios. Mr. Stanes joined GSAM-International as a portfolio manager in November 2002 and currently serves as Executive Director and Senior Portfolio Manager. From 1986 to 2001, he worked at Mercury Asset Management where he managed U.K. equity portfolios in London, Japanese equity portfolios in Tokyo and, most recently, U.S. and global equity portfolios in the U.S. Mr. Fernandes joined GSAM-International as a Senior Portfolio Manager research analyst on the Global Emerging Markets Equity team in April 1998. He was named a senior portfolio manager in April 1999. He currently serves as Executive Director and Senior Portfolio Manager.

Allocation Growth Portfolio
Allocation Moderate Growth Portfolio
Allocation Moderate Portfolio
Allocation Balanced Portfolio

Ibbotson Associates Advisors, LLC. (Ibbotson) is a wholly owned subsidiary of Ibbotson Associates, Inc. Ibbotson has principal offices at 225 N. Michigan Avenue, Suite 700, Chicago, Illinois 60601. Ibbotson provides subadvisory services to financial service firms. As of March 31, 2007, Ibbotson had approximately $35.9 billion in assets under management.

The Seasons Managed Allocation Portfolios are managed by Peng Chen, Ph.D., CFA, Carrie Scherkenbach, and Scott Wentsel, CFA, CFP. Peng Chen has served as president of Ibbotson since September 2006. Mr. Chen has served as Chief Investment Officer since 2004. He also was Director of Research from 2000 to 2004 and joined the firm in 1997. Ms. Scherkenbach has been with Ibbotson since 1999. Scott Wentsel joined Ibbotson as a senior portfolio manager in 2005. Previously, Mr. Wentsel held positions at Van Kampen and Scudder Investments.

Multi-Managed Growth Portfolio
Multi Managed Moderate Growth Portfolio
Multi-Managed Income/Equity Portfolio
Multi-Managed Income Portfolio
Large Cap Growth Portfolio
Focus Growth Portfolio

Janus Capital Management LLC (Janus) is a Delaware limited liability company with principal offices at 151 Detroit Street, Denver, Colorado 80206. Janus serves as investment adviser or subadviser to other mutual funds and individual, corporate, charitable and retirement accounts. As of March 31, 2007, Janus’ parent company, Janus Capital Group Inc., had approximately $176.2 billion in assets under management.

The Growth/Janus component of the Multi Managed Portfolios, Large Cap Growth Portfolio and Focus Growth Portfolio are managed by Scott W. Schoelzel. Mr. Schoelzel, Vice President and Portfolio Manager, has been a portfolio manager with Janus since joining the firm in 1994. He has managed the Janus Twenty Fund since August 1997 and the Janus Aspen Capital Appreciation Portfolio and the Janus Adviser Forty Fund (formerly,

Seasons Series Trust

Janus Adviser Capital Appreciation Fund) since their inception. He also manages separate accounts and commingled portfolios in the Concentrated Aggressive Growth discipline.

Focus Value Portfolio

J.P. Morgan Investment Management Inc. (JPMorgan) is a Delaware corporation and is an indirect wholly owned subsidiary of JPMorgan Chase & Co. JPMorgan is located at 245 Park Avenue, New York, New York 10167. JPMorgan provides investment advisory services to a substantial number of institutional and other investors, including other registered investment advisers. As of March 31, 2007, JPMorgan, together with its affiliated companies, had approximately $1,053 billion in assets under management.

The Focus Value Portfolio is managed by Jonathan K.L. Simon. Mr. Simon is the head of the U.S. Equity Value Group. An employee since 1980, Jonathan manages the JPMorgan Mid Cap Value Fund, the JPMorgan Value Advantage Fund, and the JPMF US, Strategic Value Fund. In addition, he is a portfolio manager of the JPMorgan Diversified Mid Cap Value Fund, the JPMorgan Growth and Income Fund, the JPMorgan Equity Income Fund, and the JPMF America Equity Fund. Jonathan joined the firm as an analyst in the London office, and transferred to New York in 1983. He became portfolio manager in 1987 and served as president of Robert Fleming’s U.S. asset management operations from 1990 until 2000.

Multi-Managed Growth Portfolio
Multi Managed Moderate Growth Portfolio
Multi-Managed Income/Equity Portfolio
Multi-Managed Income Portfolio
Mid Cap Value Portfolio
International Equity Portfolio

Lord, Abbett & Co. LLC. (Lord Abbett) is located at 90 Hudson Street, Jersey City, New Jersey 07302, and has been an investment manager since 1929. Lord Abbett provides similar services to 55 mutual fund portfolios having various investment objectives and also advises other investment clients. As of March 31, 2007, Lord Abbett had approximately $113 billion in assets under management.

The equity sleeve of the Balanced component of the Multi-Managed Portfolios is managed by Daniel H. Frascarelli and Paul J. Volovich. Mr. Frascarelli, Partner and Director of Large Cap Core Equity, joined Lord Abbett in 1990, is a holder of a Chartered Financial Analyst designation, and has been in the investment business since 1983. Mr. Frascarelli heads the Balanced component/Lord Abbett team. Mr. Volovich, Portfolio Manager-Large Cap Core Equity, joined Lord Abbett in 1997 and is a holder of a Chartered Financial Analyst designation and has been in the investment business since 1995. Mr. Volovich is the other senior member of the Balanced component/Lord Abbett team.

The Mid Cap Value Portfolio is managed by Edward K. von der Linde and Howard E. Hansen. Mr. von der Linde heads the team. Mr. von der Linde, Partner at Lord Abbett, Investment Manager and Investment Team Leader, has been portfolio manager with Lord Abbett since 1988. Mr. Hansen, Partner at Lord Abbett, Investment Manager and Senior Investment Team Member, joined Lord Abbett in 1995.

The International Equity Portfolio is managed by Harold E. Sharon and Vincent J. McBride. Mr. Sharon and Mr. McBride head the team. Mr. Sharon, Director, International Core Equity Management, and Investment Team Leader, joined Lord Abbett in 2003. From 2001 to 2003, he worked as a consultant for various financial and venture capital companies. Prior thereto, Mr. Sharon served as a Managing Director of Warburg Pincus Asset Management and Credit Suisse Asset Management. Mr. McBride, Senior Investment Manager, International Core Equity Management, joined Lord Abbett in 2003 from Warburg Pincus Asset Management and Credit Suisse Asset Management, where he served as Managing Director.

Focus Growth Portfolio
Focus Growth and Income Portfolio

Marsico Capital Management, LLC. (Marsico) is a Delaware limited liability company located at 1200 17th Street, Suite 1600, Denver, Colorado 80202. Marsico provides investment management services to various mutual funds, institutional accounts and private accounts. As of March 31, 2007, Marsico had approximately $87.97 billion in assets under management.

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A sleeve of the Focus Growth Portfolio and Focus Growth and Income Portfolio are managed by Thomas F. Marsico Mr. Marsico is the Chief Investment Officer and Portfolio Manager of Marsico. Mr. Marsico has over 20 years experience as a securities analyst and a portfolio manager.

Focus Value Portfolio

Northern Trust Investments, N.A. (NTI), 50 South LaSalle Street, Chicago, Illinois 60603, is an investment adviser registered under the Investment Advisers Act of 1940, as amended. NTI primarily manages assets for defined contribution and benefit plans, investment companies and other institutional investors. NTI is a subsidiary of The Northern Trust Company (TNTC) an Illinois state chartered banking organization and a member of the Federal Reserve System. Formed in 1889, TNTC administers and manages assets for individuals, personal trusts, defined contribution and benefit plans and other institutional and corporate clients. It is the principal subsidiary of Northern Trust Corporation, a bank holding company. Northern Trust Corporation, through its subsidiaries, has for more than 100 years managed the assets of individuals, charitable organizations, foundations and large corporate investors. As of March 31, 2007, Northern Trust and its affiliates had assets under custody of $3.8 trillion, and assets under investment management of $653 billion.

The Focus Value Portfolio is managed by Stephen G. Atkins. Mr. Atkins joined Northern Trust in 1998 and during the past five years has managed various equity portfolios, including mutual funds. Mr. Atkins currently serves as Vice President and Senior Portfolio Manager.

Asset Allocation: Diversified Growth Portfolio

Putnam Investment Management, L.L.C. (Putnam) is a Delaware limited liability company with principal offices at One Post Office Square, Boston, Massachusetts 02109. Putnam has been managing mutual funds since 1937 and serves as investment adviser to the funds in the Putnam Family. As of March 31, 2007, Putnam had approximately $187.9 billion in assets under management.

The Asset Allocation: Diversified Growth Portfolio is managed by Jeffrey L. Knight. Robert J. Kea and Robert J. Schoen. Mr. Knight is Managing Director and Chief Investment Officer of the Global Asset Allocation Team. He joined Putnam in 1993 and is a Chartered Financial Analyst with 18 years investment experience. Mr. Kea is Managing Director and Portfolio Manager on the Global Asset Allocation Team. He joined Putnam in 1989 and is a Chartered Financial Analyst with 17 years of investment experience. Mr. Schoen is Managing Director and Portfolio Manager on the Global Asset Allocation Team. He joined Putnam in 1997 and has 17 years of investment experience.

Focus TechNet Portfolio

RCM Capital Management LLC (RCM) is located at Four Embarcadero Center, San Francisco, California 94111, and is an indirect wholly-owned subsidiary of Allianz SE, an international financial services organization. As of March 31, 2007, RCM had approximately $18.8 billion in assets under management in San Francisco.

The Focus TechNet Portfolio is managed by Walter C. Price, Jr., CFA. Mr. Price is a Managing Director of RCM, with which he has been associated since 1974. He has research and money management responsibilities for much of RCM’s technology area.

Stock Portfolio
Large Cap Composite Portfolio
Large Cap Value Portfolio
Mid Cap Growth Portfolio

T. Rowe Price Associates, Inc. (T. Rowe Price) is a Maryland corporation with principal offices at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe Price is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly held financial services holding company. T. Rowe Price serves as investment adviser to the T. Rowe Price family of no-load mutual funds and to individual and institutional clients. As of March 31, 2007, T. Rowe Price had approximately $349.9 billion in assets under management.

The Stock Portfolio and the Large Cap Composite Portfolio are managed by Robert W. Smith. Mr. Smith serves as Investment Advisory Committee Chairman and Vice President and has been managing investments with T. Rowe Price since joining the firm in 1992. Effective October 1, 2007, P. Robert Bartolo will become

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the Investment Advisory Committee Chair. Mr. Bartolo joined T. Rowe Price in 2002 and has been managing investments since that time.

The Large Cap Value Portfolio is managed by Brian C. Rogers, CFA, CIC. Mr. Rogers joined T. Rowe Price’s Equity Research Division in 1982 and has been managing investments since 1983. Mr. Rogers currently serves as the Chairman of the Board and Chief Investment Officer of T. Rowe Price Group, Inc., and is the Portfolio’s Investment Advisory Committee Chairman.

The Mid Cap Growth Portfolio is managed by Donald J. Peters. Mr. Peters has been a portfolio manager and quantitative investment analyst for T. Rowe Price’s Equity Research Division since joining the firm in 1993.

Focus Value Portfolio

Third Avenue Management LLC. (Third Avenue) is located at 622 Third Avenue, New York, New York 10017. Third Avenue or its predecessor has been an investment adviser and manager for mutual funds since its organization in 1986. Third Avenue also serves as investment adviser for separately managed accounts for private and institutional clients. As of March 31, 2007, Third Avenue had approximately $27.4 billion in assets under management.

The Focus Value Portfolio is managed by Ian Lapey and Kathleen Crawford. Mr. Lapey has been a portfolio manager with Third Avenue since 2001. Mr. Lapey has also been a senior research analyst for Third Avenue since 2001. Prior to joining Third Avenue, Mr. Lapey had been an equity research analyst with Credit Suisse First Boston since 1997. Ms. Crawford, Assistant Portfolio Manager, is a research analyst for Third Avenue. She joined the firm in 2003. Previously, Ms. Crawford was an equity research associate for Alliance Capital Management.

Focus Growth and Income Portfolio

Thornburg Investment Management, Inc. (Thornburg) is a Delaware corporation with principal offices at 119 East Marcy Street, Santa Fe, New Mexico 87501, and has been in the investment management business since 1982. As of March 31, 2007, Thornburg had approximately $37.5 billion in assets under management.

The Focus Growth and Income Portfolio is managed by William V. Fries, CFA. Mr. Fries has been a Managing Director and portfolio manager at Thornburg since 1995. Previously he had been affiliated with USAA Investment Management Company for over 20 years. Mr. Fries is assisted by Co-portfolio manager and Managing Director, W. Vinson Walden, CFA. Mr. Walden joined Thornburg in 2002 as an associate portfolio manager. Prior to joining Thornburg, Mr. Walden served as an associate for Lehman Brothers in New York City.

Multi-Managed Growth Portfolio
Multi-Managed Moderate Growth Portfolio
Multi-Managed Income/Equity Portfolio
Multi-Managed Income Portfolio
Large Cap Value Portfolio
Mid Cap Growth Portfolio
Diversified Fixed Income Portfolio

Wellington Management Company, LLP. (Wellington Management) is a Massachusetts limited liability partnership. The principal offices of Wellington Management are located at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management or its predecessor organizations have provided investment advisory services for over 70 years. As of March 31, 2007, Wellington Management had investment management authority with respect to approximately $573 billion in assets.

The Fixed Income component of the Multi-Managed Portfolios is managed by Lucius T. Hill, III, Campe Goodman, CFA, Christopher A. Jones, II, CFA, Michael F. Garrett and Scott I. St. John, CFA. Mr. Hill, Senior Vice President and Fixed Income Portfolio Manager, joined Wellington Management as an investment professional in 1993. Mr. Hill has served as the Portfolio Manager for the Portfolios since 1999. Mr. Goodman, Vice President and Fixed Income Portfolio Manager, joined Wellington Management as an investment professional in 2000. Mr. Goodman has served as the Portfolio Manager for the Portfolios since 2004.

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Mr. Jones, Vice President and Fixed Income Portfolio Manager, joined Wellington Management as an investment professional in 1994. Mr. Jones has been involved in portfolio management and securities analysis for the high yield portion of the Portfolios since 2007. Mr. Garrett, Vice President and Fixed Income Portfolio Manager, joined Wellington Management as an investment professional in 1999. Mr. Garrett has been involved in portfolio management and securities analysis for the mortgage portion of the Portfolios since 1999. Mr. St. John, Vice President and Fixed Income Portfolio Manager, joined Wellington Management as an investment professional in 2003. Mr. St. John has been involved in portfolio management and securities analysis for the corporate credit portion of the Portfolios since 2003. Prior to joining Wellington Management, Mr. St. John was a Fixed Income Analyst at State Street Research (2001-2003).

The Diversified Fixed Income Portfolio is also managed by Lucius T. Hill, III and Scott I. St. John. Mr. Hill has served as the Portfolio Manager since 2002; Mr. St. John since 2003.

The Large Cap Value Portfolio is managed by W. Michael Reckmeyer, III, CFA and John R. Ryan, CFA. Mr. Reckmeyer, Vice President and Equity Portfolio Manager, joined Wellington Management as an investment professional in 1994. Mr. Reckmeyer has served as the Portfolio Manager for the Portfolio since July 2005. Mr. Ryan, Senior Vice President and Equity Portfolio Manager, joined Wellington Management as an investment professional in 1981. Mr. Ryan has been involved in Portfolio management and securities analysis for the Portfolio since 1999.

The Mid Cap Growth Portfolio is managed by Stephen C. Mortimer. Mr. Mortimer, Vice President and Equity Portfolio Manager, joined Wellington Management as an investment professional in 2001. Mr. Mortimer has served as the Portfolio Manager for the Portfolio since 2002.

Strategic Fixed Income Portfolio

Western Asset Management Company (Western Asset) is located at 385 E. Colorado Boulevard, Pasadena, California 91101. Western Asset is a wholly-owned subsidiary of Legg Mason. Western Asset sole business for the past 35 years is the management of fixed-income portfolios from its offices in Pasadena, Hong Kong, London, Melbourne, New York, Sao Paulo, Singapore and Tokyo. As of March 31, 2007 Western Asset had approximately $597.5 billion in assets under management.

The Strategic Fixed Income Portfolio investment management services are provided by Western Asset. A team of investment professionals led by Chief Investment Officer S. Kenneth Leech, Deputy Chief Investment Officer Stephen A. Walsh and Portfolio Managers Keith J. Gardner, Michael C. Buchanan, Matthew C. Duda and Detlev Schlichter manage the Portfolio. Mr. Leech, Mr. Walsh, Mr. Gardner, Mr. Duda and Mr. Schlichter have been employed as portfolio managers for Western Asset for the past five years. Prior to joining Western Asset as a portfolio manager and head of the U.S. High Yield team in 2005, Mr. Buchanan was a Managing Director and head of U.S. Credit Products at Credit Suisse Asset Management from 2003 to 2005. Mr. Buchanan served as Executive Vice President and portfolio manager for Janus Capital Management in 2003. Prior to joining Janus Capital Management, Mr. Buchanan was a Managing Director and head of High Yield Trading at Blackrock Financial Management from 1998 to 2003. The Portfolio is managed by a team of portfolio managers, sector specialists and other investment professionals. Mr. Leech and Mr. Walsh serve as co-team leaders responsible for day-to-day strategic oversight of the fund’s investments and for supervising the day-to-day operations of the various sector specialist teams dedicated to the specific asset classes in which the fund invests. Mr. Gardner, Mr. Buchanan and Mr. Duda are responsible for portfolio structure, including sector allocation, duration weighting and term structure decisions.

Custodian, Transfer and Dividend Paying Agent

State Street Bank and Trust Company, Boston, Massachusetts, acts as Custodian of the Trust’s assets as well as Transfer and Dividend Paying Agent and in so doing performs certain bookkeeping, data processing and administrative services.

Payments in Connection with Distribution

Certain affiliated life insurance companies receive financial support from SunAmerica and certain Subadvisers for distribution-related activities, including support to help offset costs for training to support sales of the Portfolios.

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Legal Proceedings

On February 9, 2006, AIG, the parent company and an affiliated person of SunAmerica, the investment adviser, announced that it had consented to the settlement of an injunctive action instituted by the SEC. In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG’s accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the assets of the Portfolios.

AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”). Certain affiliated persons of AIG, including SunAmerica, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG’s investment management subsidiaries, to serve as investment adviser, sub-adviser, principal underwriter or sponsor of the Portfolios. SunAmerica expects that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

Additionally, AIG and its subsidiaries reached a resolution of claims and matters under investigation with the United State Department of Justice (“DOJ”), the Attorney General of the State of New York (“NYAG”) and the New York State Department of Insurance (“DOI”), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG made payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG’s internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

Subject to receipt of permanent relief, SunAmerica believes that the settlements are not likely to have a material adverse effect on their ability to perform their respective investment advisory or distribution services relating to the Portfolios.

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ACCOUNT INFORMATION

Shares of the Portfolios are not offered directly to the public. Instead, shares of the Portfolios are issued and redeemed only in connection with investments in and payments made under Variable Contracts offered by the Life Insurance Companies. The term “Manager” as used in this Prospectus means either SunAmerica or other registered investment advisers that serve as subadvisers to the Trust, as the case may be. All shares of the Trust are owned by “Separate Accounts” of the Life Insurance Companies. If you would like to invest in a Portfolio, you must purchase a Variable Contract from one of the Life Insurance Companies. Class 3 shares of the Portfolios, which are issued only in connection with certain Variable Contracts, are offered through this Prospectus.

You should also be aware that the Variable Contracts involve fees and expenses that are not described in this Prospectus, and that the contracts also may involve certain restrictions and limitations. You will find information about purchasing a Variable Contract, including information on fees and expenses of the Contract, and the Portfolios available to you in the prospectus that offers the contract, which accompanies this Prospectus.

The Trust does not foresee a disadvantage to contract owners arising out of the fact that the Trust offers its shares for Variable Contracts through the Life Insurance Companies. Nevertheless, the Trust’s Board of Trustees (the “Board”) intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more insurance company separate accounts might withdraw their investments in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.

Service Fees

Class 3 shares of each Portfolio except Seasons Managed Allocation Portfolios, are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of up to 0.25%, respectively, of the average daily net assets of such class of shares. The service fees will be used to compensate the Life Insurance Companies for costs associated with servicing such class of shares, including the cost of reimbursing the Life Insurance Companies for expenditures made to financial intermediaries for providing services to contract holders of the Variable Contracts who are the indirect beneficial owners of the Portfolios’ Class 3 shares. Because these service fees are paid out of each Portfolio’s Class 3 assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shares of each Seasons Managed Allocation Portfolio are not subject to a Rule 12b-1 plan. However, the Class 3 shares of the Underlying Portfolios in which the Seasons Managed Allocation Portfolios are invested are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of up to 0.25% of the average daily net assets of the Underlying Portfolios’ Class 3 shares. Because the cost of these service fees are borne indirectly by the Class 3 shares of each Seasons Managed Allocation Portfolio on an ongoing basis, over time, these fees will increase the cost of your investment in the Seasons Managed Allocation Portfolios and may cost you more than paying other types of sales charges.

Transaction Policies

Valuation of shares. The net asset value per share (“NAV”) for each Portfolio is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing the net assets by the number of outstanding shares.

Investments for which market quotations are readily available are valued at their market price as of the close of regular trading on the New York Stock Exchange for the day, unless, in accordance with pricing procedures approved by the Trust’s Board, the market quotations are determined to be unreliable. Securities and other assets for which market quotations are unavailable or unreliable are valued at fair value in accordance with pricing procedures approved by the Board.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the market price at the close of such exchanges on the day of valuation. If a security’s price is available from more than one exchange, a Portfolio uses the exchange that is the primary market

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for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities the Trust uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Certain Portfolios may invest to a large extent in securities that are primarily listed on foreign exchanges for foreign equity securities that trade on weekends or other days when the Trust does not price its shares. As a result, the value of such foreign securities may change on days when the Trust is not open for purchase or redemptions.

Buy and sell shares. The Separate Accounts buy and sell shares of a Portfolio at NAV, without any sales or other charges. However, as discussed above, the shares are subject to service fees pursuant to a 12b-1 plan.

Execution of requests. The Trust is open on those days when the New York Stock Exchange is open for regular trading. We execute buy and sell requests at the next NAV to be calculated after the Trust accepts the request. If the Trust receives the order before the Trust’s close of business (generally 4:00 p.m., Eastern time), the order will receive that day’s closing price. If the Trust receives the order after that time, it will receive the next business day’s closing price.

During periods of extreme volatility or market crisis, a Portfolio may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to seven business days or longer, or as allowed by federal securities laws.

Dividend Policies and Taxes

Distributions. Each Portfolio annually declares and distributes substantially all of its net investment income in the form of dividends and capital gains distributions. The dividends and distributions will be reinvested automatically in additional shares of the same Portfolio and share class on which they were paid.

Taxes. Each Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. So long as each Portfolio is qualified as a regulated investment company, it will not be subject to federal income tax on the earnings that it distributes to its shareholders.

The Portfolios which receive dividend income from U.S. sources will annually designate certain amounts of their dividends paid as eligible for the dividends received deduction, and the Portfolios incurring foreign taxes will elect to pass-through allowable foreign tax credits. These designations and elections will benefit the Life Insurance Companies, in potentially material amounts, and will not beneficially or adversely affect you or the Portfolios. The benefits to the Life Insurance Companies will not be passed to you or the Portfolios.

Frequent Purchases and Redemptions of Shares

The Portfolios, which are offered only through Variable Contracts, are intended for long-term investment and not as frequent short-term trading (“market timing”) vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers or redemptions should not acquire Variable Contracts that relate to shares of the Portfolios. The Board of Trustees has adopted policies and procedures with respect to market timing activity as discussed below.

The Trust believes that market timing activity is not in the best interest of its Portfolios’ performance or their participants. Market timing can disrupt the ability of a Manager to invest assets in an orderly, long-term manner, which may have an adverse impact on the performance of the Portfolios. In addition, market timing may increase a Portfolio’s expenses through: increased brokerage, transaction and administrative costs; forced and unplanned portfolio turnover; and large asset swings that decrease a Portfolio’s ability to provide maximum investment return to all participants. This in turn can have an adverse effect on Portfolio performance.

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Since certain Portfolios invest significantly in foreign securities and/or high yield fixed income securities (“junk bonds”), they may be particularly vulnerable to market timing. Market timing in Portfolios investing significantly in foreign securities may occur because of time zone differences between the foreign markets on which a Portfolio’s international portfolio securities trade and the time as of which the Portfolio’s net asset value is calculated. Market timing in Portfolios investing significantly in junk bonds may occur if market prices are not readily available for a Portfolio’s junk bond holdings. Market timers may purchase shares of a Portfolio based on events occurring after foreign market closing prices are established but before calculation of the Portfolio’s net asset value, or if they believe market prices for junk bonds are not accurately reflected by a Portfolio. One of the objectives of the Trust’s fair value pricing procedures is to minimize the possibilities of this type of market timing (see “Transaction Policies — Valuation of Shares”).

Shares of the Portfolios are generally held through insurance company separate accounts. The ability of the Trust to monitor transfers made by the participants in separate accounts maintained by financial intermediaries is limited by the institutional nature of these omnibus accounts. The Board’s policy is that the Portfolios must rely on the insurance company separate account to both monitor market timing within a Portfolio and attempt to prevent it through their own policies and procedures. The Trust has entered into agreements with the Separate Accounts that require the Separate Accounts to provide certain information to help identify frequent trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in frequent traders. In situations in which the Trust becomes aware of possible market timing activity, it will notify the insurance company separate account in order to help facilitate the enforcement of such entity’s market timing policies and procedures. There is no guarantee that the Trust will be able to detect market timing activity or the participants engaged in such activity, or, if it is detected, to prevent its recurrence. Whether or not the Trust detects it, if market timing activity occurs, then you should anticipate that you will be subject to the disruptions and increased expenses discussed above. The Trust reserves the right, in its sole discretion and without prior notice, to reject or refuse purchase orders received from insurance company separate accounts, whether directly or by transfer, including orders that have been accepted by a financial intermediary, that the Trust determines not to be in the best interest of the Portfolios. Such rejections or refusals will be applied uniformly without exception.

Any restrictions or limitations imposed by the Separate Accounts may differ from those imposed by the Trust. Please review your Variable Contract prospectus for more information regarding the insurance company’s market timing policies and procedures, including any restrictions or limitations that the insurance company separate account may impose with respect to trades made through a Variable Contract.

Please refer to the documents pertaining to your Variable Contract prospectus on how to direct investments in or redemptions from (including making transfers into or out of) the Portfolios and any fees that may apply.

Portfolio Holdings

The Trust’s policies and procedures with respect to the disclosure of the Portfolios’ securities are described in the Statement of Additional Information.

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FINANCIAL HIGHLIGHTS

The following Financial Highlights tables for shares of each Portfolio are intended to help you understand the Portfolios’ financial performance for the past 5 years (or for periods since the commencement of operations). Certain information reflects financial results for a single Portfolio share. The total returns in each table represent the rate that an investor would have earned (or lost) on an investment in a share of each Portfolio (assuming reinvestment of all dividends and distributions). Separate Account charges are not reflected in the total returns. If these amounts were reflected, returns would be less than those shown. The Financial Highlights information set forth below has been audited by PricewaterhouseCoopers LLP, whose report, along with each Portfolio’s financial statements, is included in the Trust’s annual report to shareholders, which is available upon request.

															Ratio of
					Dividends	Dividends	Dividends		Net			Net			net
	Net Asset	Net	Net realized		declared	from net	declared		Asset			Assets	Ratio of		investment
	Value	investment	& unrealized	Total from	from net	realized	from net		Value			end of	expenses to		income to
Period	beginning	income	gain (loss) on	investment	investment	gain on	return of	Total	end of	Total		period	average		average			Portfolio
ended	of period	(loss)*	investments	operations	income	investments	capital	distributions	period	Return**		(000’s)	net assets		net assets			turnover

Multi-Managed Growth Portfolio Class 3

11/11/02- 03/31/03†	$9.00	$0.03	$(0.20)	$(0.17)	$(0.14)	$—	$—	$(0.14)	$8.69	(1.90)%		$49	1.39	%#	0.88%		#	106	%(2)
03/31/04	8.69	0.03	2.37	2.40	(0.09)	—	—	(0.09)	11.00	27.63		3,038	1.40		0.38			100	(2)
03/31/05	11.00	0.07	0.57	0.64	(0.04)	—	—	(0.04)	11.60	5.80	(1)	18,448	1.29		0.62			107	(2)
03/31/06	11.60	0.08	1.48	1.56	(0.07)	—	—	(0.07)	13.09	13.47	(1)	28,135	1.37	(3)	0	.63(3)		114
03/31/07	13.09	0.14	0.80	0.94	(0.08)	—	—	(0.08)	13.95	7.22		38,045	1.31	(3)(4)	1	.06(3	)(4)	154

*	Calculated based upon average shares outstanding
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
#	Annualized
†	Inception date of class
(1)	The Portfolio’s performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions
(2)	Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

	2003	2004	2005

Multi-Managed Growth Portfolio	106%	99%	107%

(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07

Multi-Managed Growth Portfolio Class 3	0.01%	0.02%

(4)	Gross custody credits of 0.01%

79	Seasons Series Trust

FINANCIAL HIGHLIGHTS (continued)

															Ratio of
					Dividends	Dividends	Dividends		Net			Net			net
	Net Asset	Net	Net realized		declared	from net	declared		Asset			Assets	Ratio of		investment
	Value	investment	& unrealized	Total from	from net	realized	from net		Value			end of	expenses to		income to
Period	beginning	income	gain (loss) on	investment	investment	gain on	return of	Total	end of	Total		period	average		average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	capital	distributions	period	Return**		(000’s)	net assets		net assets		turnover

Multi-Managed Moderate Growth Portfolio Class 3

11/11/02- 03/31/03†	$9.83	$0.05	$(0.11)	$(0.06)	$(0.20)	$—	$—	$(0.20)	$9.57	(0.58)%		$172	1.28%	#	1.70	%#	109	%(2)
03/31/04	9.57	0.10	2.03	2.13	(0.15)	—	—	(0.15)	11.55	22.37		9,269	1.30		1.06		105	(2)
03/31/05	11.55	0.14	0.31	0.45	(0.10)	—	—	(0.10)	11.90	3.89	(1)	44,413	1.20		1.32		116	(2)
03/31/06	11.90	0.17	1.09	1.26	(0.14)	—	—	(0.14)	13.02	10.63	(1)	61,977	1.25	(3)	1.37	(3)	123
03/31/07	13.02	0.23	0.69	0.92	(0.17)	—	—	(0.17)	13.77	7.13		74,571	1.21	(3)(4)	1.77	(3)(4)	169

*	Calculated based upon average shares outstanding
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
#	Annualized
†	Inception date of class
(1)	The Portfolio’s performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions
(2)	Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

	2003	2004	2005

Multi-Managed Moderate Growth Portfolio	108%	104%	114%

(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07

Multi-Managed Moderate Growth Portfolio Class 3	0.01%	0.02%

(4)	Gross custody credits of 0.01%

Seasons Series Trust	80

FINANCIAL HIGHLIGHTS (continued)

														Ratio of
					Dividends	Dividends	Dividends		Net			Net		net
	Net Asset	Net	Net realized		declared	from net	declared		Asset			Assets	Ratio of	investment
	Value	investment	& unrealized	Total from	from net	realized	from net		Value			end of	expenses to	income to
Period	beginning	income	gain (loss) on	investment	investment	gain on	return of	Total	end of	Total		period	average	average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	capital	distributions	period	Return**		(000’s)	net assets	net assets		turnover

Multi-Managed Income/Equity Portfolio Class 3

11/11/02- 03/31/03†	$10.71	$0.08	$0.02	$0.10	$(0.29)	$—	$—	$(0.29)	$10.52	0.93%		$249	1.26%#	2.67%	#	87	%(2)
03/31/04	10.52	0.22	1.30	1.52	(0.24)	—	—	(0.24)	11.80	14.53		9,753	1.25	2.15		113	(2)
03/31/05	11.80	0.28	0.10	0.38	(0.21)	—	—	(0.21)	11.97	3.20	(1)	41,835	1.16	2.46		108	(2)
03/31/06	11.97	0.31	0.42	0.73	(0.27)	—	—	(0.27)	12.43	6.08	(1)	51,526	1.21 (3)	2	.54(3)	121
03/31/07	12.43	0.37	0.41	0.78	(0.34)	—	—	(0.34)	12.87	6.27		57,357	1.18 (3)	2	.98(3)	147

*	Calculated based upon average shares outstanding
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
#	Annualized
†	Inception date of class
(1)	The Portfolio’s performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions
(2)	Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

	2003	2004	2005

Multi-Managed Income/Equity Portfolio	85%	111%	106%

(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07

Multi-Managed Income/Equity Portfolio Class 3	0.00%	0.00%

81	Seasons Series Trust

FINANCIAL HIGHLIGHTS (continued)

														Ratio of
					Dividends	Dividends	Dividends		Net			Net		net
	Net Asset	Net	Net realized		declared	from net	declared		Asset			Assets	Ratio of	investment
	Value	investment	& unrealized	Total from	from net	realized	from net		Value			end of	expenses to	income to
Period	beginning	income	gain (loss) on	investment	investment	gain on	return of	Total	end of	Total		period	average	average	Portfolio
ended	of period	(loss)*	investments	operations	income	investments	capital	distributions	period	Return**		(000’s)	net assets	net assets	turnover

Multi-Managed Income Portfolio Class 3

11/11/02- 03/31/03†	$11.34	$0.14	$0.12	$0.26	$(0.34)	$—	$—	$(0.34)	$11.26	2.37%		$74	1.21% #	3.24% #	97	%(2)
03/31/04	11.26	0.28	0.88	1.16	(0.32)	—	—	(0.32)	12.10	10.39		7,925	1.22	2.77	126	(2)
03/31/05	12.10	0.35	(0.15)	0.20	(0.29)	—	—	(0.29)	12.01	1.61	(1)	25,758	1.14	3.04	112	(2)
03/31/06	12.01	0.38	0.08	0.46	(0.36)	—	—	(0.36)	12.11	3.83	(1)	31,264	1.21 (3)	3.16 (3)	118
03/31/07	12.11	0.44	0.27	0.71	(0.44)	(0.16)	—	(0.60)	12.22	5.94		32,909	1.17 (3)	3.61 (3)	166

*	Calculated based upon average shares outstanding
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
#	Annualized
†	Inception date of class
(1)	The Portfolio’s performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions

(2)	Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

	2003	2004	2005

Multi-Managed Income Portfolio	94%	123%	110%

(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07

Multi-Managed Income Portfolio Class 3	0.00%	0.00%

Seasons Series Trust	82

FINANCIAL HIGHLIGHTS (continued)

															Ratio of
					Dividends	Dividends	Dividends		Net			Net			net
	Net Asset	Net	Net realized		declared	from net	declared		Asset			Assets	Ratio of		investment
	Value	investment	& unrealized	Total from	from net	realized	from net		Value			end of	expenses to		income to
Period	beginning	income	gain (loss) on	investment	investment	gain on	return of	Total	end of	Total		period	average		average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	capital	distributions	period	Return**		(000’s)	net assets		net assets		turnover

Asset Allocation: Diversified Growth Portfolio Class 3

11/11/02- 03/31/03†	$9.00	$0.02	$(0.47)	$(0.45)	$(0.11)	$—	$—	$(0.11)	$8.44	(5.02)%		$241	1.22	%#	0.68	%#	145	%(5)
03/31/04	8.44	0.07	2.36	2.43	(0.11)	—	—	(0.11)	10.76	28.86	(2)	13,530	1.29	(1)	0.84	(1)	108	(5)
03/31/05	10.76	0.11	0.49	0.60	(0.10)	—	—	(0.10)	11.26	5.58	(3)	58,809	1.20	(1)	1.01	(1)	159	(5)
03/31/06	11.26	0.18	1.35	1.53	(0.14)	—	—	(0.14)	12.65	13.63	(3)	78,965	1.15	(1)(4)	1.53	(1)(4)	118
03/31/07	12.65	0.20	1.43	1.63	(0.22)	(0.19)	—	(0.41)	13.87	13.00		92,562	1.19	(1)(4)	1.53	(1)(4)	84

*	Calculated based upon average shares outstanding
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
#	Annualized
†	Inception date of class
(1)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/04	03/31/05	03/31/06	03/31/07

Asset Allocation: Diversified Growth Portfolio Class 3	0.01%	0.00%	0.01%	0.02%

(2)	Total return for each class was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions
(3)	The Portfolio’s performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions
(4)	Net of the following reimbursements (recoupments) (based on average net assets):

	03/31/06	03/31/07

Asset Allocation: Diversified Growth Portfolio Class 3	0.05%	0.10%

(5)	Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

	2003	2004	2005

Asset Allocation: Diversified Growth Portfolio	143%	106%	156%

83	Seasons Series Trust

FINANCIAL HIGHLIGHTS (continued)

													Ratio of
					Dividends	Dividends	Dividends		Net		Net		net
	Net Asset	Net	Net realized		declared	from net	declared		Asset		Assets	Ratio of	investment
	Value	investment	& unrealized	Total from	from net	realized	from net		Value		end of	expenses to	income to
Period	beginning	income	gain (loss) on	investment	investment	gain on	return of	Total	end of	Total	period	average	average	Portfolio
ended	of period	(loss)*	investments	operations	income	investments	capital	distributions	period	Return**	(000’s)	net assets	net assets	turnover

Stock Portfolio Class 3

11/11/02- 03/31/03†	$11.34	$—	$(0.37)	$(0.37)	$—	$—	$—	$—	$10.97	$(3.26)	$189	1.22% #	(0.04)%#	45%
03/31/04	10.97	(0.02)	3.77	3.75	—	—	—	—	14.72	34.18	10,471	1.24	(0.13)	42
03/31/05	14.72	0.05	0.44	0.49	—	—	—	—	15.21	3.33	46,811	1.18	0.38	42
03/31/06	15.21	0.02	2.29	2.31	(0.05)	—	—	(0.05)	17.47	15.16	63,310	1.18 (1)	0.09 (1)	45
03/31/07	17.47	0.02	1.67	1.69	(0.01)	(1.17)	—	(1.18)	17.98	9.81	74,581	1.18 (1)	0.08 (1)	39

*	Calculated based upon average shares outstanding
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
#	Annualized
†	Inception date of class
(1)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07

Stock Portfolio Class 3	0.00%	0.00%

Seasons Series Trust	84

FINANCIAL HIGHLIGHTS (continued)

														Ratio of
					Dividends	Dividends	Dividends		Net		Net			net
	Net Asset	Net	Net realized		declared	from net	declared		Asset		Assets	Ratio of		investment
	Value	investment	& unrealized	Total from	from net	realized	from net		Value		end of	expenses to		income to
Period	beginning	income	gain (loss) on	investment	investment	gain on	return of	Total	end of	Total	period	average		average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	capital	distributions	period	Return**	(000’s)	net assets		net assets		turnover

Large Cap Growth Portfolio Class 3

11/11/02- 03/31/03†	$6.27	$—	$(0.31)	$(0.31)	$—	$—	$—	$—	$5.96	(4.94)%	$141	1.35	%#(1)	(0.01	)%#(1)	58%
03/31/04	5.96	(0.02)	1.87	1.85	—	—	—	—	7.81	31.04	5,122	1.35	(1)	(0.24	)(1)	44
03/31/05	7.81	0.02	0.42	0.44	—	—	—	—	8.25	5.63	26,636	1.27	(1)	0.26	(1)	38
03/31/06	8.25	(0.01)	1.15	1.14	(0.01)	—	—	(0.01)	9.38	13.82	77,751	1.19	(2)	(0.12	)(2)	54
03/31/07	9.38	0.01	0.45	0.46	—	—	—	—	9.84	4.90	140,327	1.18	(2)(3)	0.11	(2)(3)	53

*	Calculated based upon average shares outstanding
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
#	Annualized
†	Inception date of class
(1)	Net of the following reimbursements (recoupments) (based on average net assets):

	03/31/03		03/31/04	03/31/05

Large Cap Growth Portfolio Class 3	0.10	%#	0.06%	(0.03)%

(2)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07

Large Cap Growth Portfolio Class 3	0.00%	0.00%

(3)	Gross custody credit of 0.01%

85	Seasons Series Trust

FINANCIAL HIGHLIGHTS (continued)

														Ratio of
					Dividends	Dividends	Dividends		Net		Net			net
	Net Asset	Net	Net realized		declared	from net	declared		Asset		Assets	Ratio of		investment
	Value	investment	& unrealized	Total from	from net	realized	from net		Value		end of	expenses to		income to
Period	beginning	income	gain (loss) on	investment	investment	gain on	return of	Total	end of	Total	period	average		average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	capital	distributions	period	Return**	(000’s)	net assets(1)		net assets(1)		turnover

Large Cap Composite Portfolio Class 3

11/11/02- 03/31/03†	$7.22	$0.01	$(0.36)	$(0.35)	$(0.01)	$—	$—	$(0.01)	$6.86	(4.81)%	$97	1.28	%#	0.31	%#	59%
03/31/04	6.86	—	2.15	2.15	—	—	—	—	9.01	31.39	2,095	1.35		0.03		78
03/31/05	9.01	0.06	0.42	0.48	(0.00)	—	—	(0.00)	9.49	5.33	7,393	1.35		0.66		58
03/31/06	9.49	0.03	0.98	1.01	(0.05)	—	—	(0.05)	10.45	10.65	10,919	1.35	(2)	0.33	(2)	70
03/31/07	10.45	0.04	1.04	1.08	(0.03)	—	—	(0.03)	11.50	10.34	13,780	1.35	(2)	0.39	(2)	76

*	Calculated based upon average shares outstanding
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
#	Annualized
†	Inception date of class
(1)	Net of the following reimbursements (recoupments) (based on average net assets):

	03/31/03		03/31/04	03/31/05	03/31/06	03/31/07

Large Cap Composite Portfolio Class 3	0.68	%#	0.43%	0.16%	0.11%	0.08%

(2)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07

Large Cap Composite Portfolio Class 3	0.00%	0.01%

Seasons Series Trust	86

FINANCIAL HIGHLIGHTS (continued)

					Dividends	Dividends	Dividends		Net		Net			Ratio of
	Net Asset	Net	Net realized		declared	from net	declared		Asset		Assets	Ratio of		net
	Value	investment	& unrealized	Total from	from net	realized	from net		Value		end of	expenses to		investment
Period	beginning	income	gain (loss) on	investment	investment	gain on	return of	Total	end of	Total	period	average net		income to		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	capital	distributions	period	Return**	(000’s)	assets		net assets		turnover

Large Cap Value Portfolio Class 3

11/11/02- 03/31/03†	$8.27	$0.03	$(0.46)	$(0.43)	$(0.02)	$(0.04)	$—	$(0.06)	$7.78	(5.27)%	$140	1.28	%#(1)	1.14	%#(1)	32%
03/31/04	7.78	0.08	2.93	3.01	(0.07)	—	—	(0.07)	10.72	38.76	5,528	1.35	(1)	0.87	(1)	29
03/31/05	10.72	0.11	0.86	0.97	(0.06)	—	—	(0.06)	11.63	9.08	32,460	1.20	(1)	1.03	(1)	32
03/31/06	11.63	0.13	1.26	1.39	(0.09)	(0.07)	—	(0.16)	12.86	12.00	85,913	1.20	(2)	1.14	(2)	39
03/31/07	12.86	0.16	1.77	1.93	(0.10)	(0.45)	—	(0.55)	14.24	15.06	189,817	1.15	(2)	1.23	(2)	34

Mid Cap Growth Portfolio Class 3

11/11/02- 03/31/03†	7.76	(0.03)	(0.08)	(0.11)	—	—	—	—	7.65	(1.42)	139	1.40	#(1)	(0.98	)#(1)	117
03/31/04	7.65	(0.10)	4.01	3.91	—	—	—	—	11.56	51.11	5,917	1.40	(1)	(1.07	)(1)	97
03/31/05	11.56	(0.09)	0.62	0.53	—	—	—	—	12.09	4.58	24,891	1.37	(1)	(0.85	)(1)	81
03/31/06	12.09	(0.05)	3.02	2.97	—	(0.42)	—	(0.42)	14.64	24.79	45,247	1.29	(2)	(0.38	)(2)	86
03/31/07	14.64	(0.07)	0.99	0.92	—	(1.03)	—	(1.03)	14.53	6.51	58,718	1.26	(2)	(0.46	)(2)	71

*	Calculated based upon average shares outstanding
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
#	Annualized
†	Inception date of class
(1)	Net of the following reimbursements (recoupments) (based on average net assets):

	03/31/03		03/31/04	03/31/05

Large Cap Value Portfolio Class 3	0.09	%#	0.01%	(0.00)%
Mid Cap Growth Portfolio Class 3	0.19	#	0.06	(0.08)

(2)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07

Large Cap Value Portfolio Class 3	0.00%	0.00%
Mid Cap Growth Portfolio Class 3	0.00	0.00

87	Seasons Series Trust

FINANCIAL HIGHLIGHTS (continued)

														Ratio of
					Dividends	Dividends	Dividends		Net		Net			net
	Net Asset	Net	Net realized		declared	from net	declared		Asset		Assets	Ratio of		investment
	Value	investment	& unrealized	Total from	from net	realized	from net		Value		end of	expenses to		income to
Period	beginning	income	gain (loss) on	investment	investment	gain on	return of	Total	end of	Total	period	average		average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	capital	distributions	period	Return**	(000’s)	net assets		net assets		turnover

Mid Cap Value Portfolio Class 3

11/11/02- 03/31/03†	$11.07	$0.04	$(0.34)	$(0.30)	$(0.02)	$(0.16)	$—	$(0.18)	$10.59	(2.84)%	$138	1.40	%#(1)	0.97	%#(1)	61%
03/31/04	10.59	0.05	4.80	4.85	(0.08)	(0.01)	—	(0.09)	15.35	45.86	5,435	1.40	(1)	0.37	(1)	50
03/31/05	15.35	0.09	2.56	2.65	(0.03)	(0.30)	—	(0.33)	17.67	17.37	30,602	1.26	(1)	0.58	(1)	42
03/31/06	17.67	0.12	2.60	2.72	(0.07)	(1.16)	—	(1.23)	19.16	15.74	54,833	1.27		0.69		46
03/31/07	19.16	0.11	2.57	2.68	(0.09)	(1.89)	—	(1.98)	19.86	14.43	70,308	1.22		0.59		46

Small Cap Portfolio Class 3

11/11/02- 03/31/03†	6.19	(0.01)	(0.19)	(0.20)	—	—	—	—	5.99	(3.23)	120	1.40	#(1)	(0.58	)#(1)	91
03/31/04	5.99	(0.05)	2.93	2.88	—	—	—	—	8.87	48.08	5,609	1.40	(1)	(0.72	)(1)	134
03/31/05	8.87	(0.05)	0.12	0.07	—	—	—	—	8.94	0.79	25,076	1.40	(1)	(0.66	)(1)	134
03/31/06	8.94	(0.02)	1.76	1.74	—	(0.08)	—	(0.08)	10.60	19.57	64,565	1.40	(1)(2)	(0.23	)(1)(2)	85
03/31/07	10.60	(0.02)	0.70	0.68	—	(0.48)	—	(0.48)	10.80	6.52	120,341	1.35	(1)(2)	0.06	(1)(2)	153

*	Calculated based upon average shares outstanding
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
#	Annualized
†	Inception date of class
(1)	Net of the following reimbursements (recoupments) (based on average net assets):

	03/31/03		03/31/04	03/31/05	03/31/06	03/31/07

Mid Cap Value Portfolio Class 3	(0.01	)%#	0.03%	(0.01)%	—%	—%
Small Cap Portfolio Class 3	0.25	#	0.08	(0.08)	0.02	(0.03)

(2)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07

Mid Cap Value Portfolio Class 3	—%	—%
Small Cap Portfolio Class 3	0.00	0.03

Seasons Series Trust	88

FINANCIAL HIGHLIGHTS (continued)

														Ratio of
					Dividends	Dividends	Dividends		Net		Net			net
	Net Asset	Net	Net realized		declared	from net	declared		Asset		Assets	Ratio of		investment
	Value	investment	& unrealized	Total from	from net	realized	from net		Value		end of	expenses to		income to
Period	beginning	income	gain (loss) on	investment	investment	gain on	return of	Total	end of	Total	period	average		average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	capital	distributions	period	Return**	(000’s)	net assets		net assets		turnover

International Equity Portfolio Class 3

11/11/02- 03/31/03†	$5.69	$—	$(0.56)	$(0.56)	$(0.01)	$—	$—	$(0.01)	$5.12	(9.79)%	$144	1.55	%#(1)	0.15	%#(1)	53%
03/31/04	5.12	0.04	2.63	2.67	(0.06)	—	—	(0.06)	7.73	52.29	4,277	1.55	(1)	0.66	(1)	50
03/31/05	7.73	0.02	0.83	0.85	(0.08)	—	—	(0.08)	8.50	11.07	27,288	1.55	(1)	0.28	(1)	84
03/31/06	8.50	0.05	2.12	2.17	(0.03)	(0.14)	—	(0.17)	10.50	25.66	102,098	1.55	(1)	0.53	(1)	71
03/31/07	10.50	0.09	1.70	1.79	(0.04)	(0.39)	—	(0.43)	11.86	17.29	218,009	1.54	(1)(4)	0.80	(1)(4)	80

Diversified Fixed Income Portfolio Class 3

11/11/02- 03/31/03†	10.49	0.09	0.13	0.22	(0.04)	—	—	(0.04)	10.67	2.15	978	1.25	#(1)	2.68	#(1)	63	(2)
03/31/04	10.67	0.29	0.22	0.51	(0.25)	—	—	(0.25)	10.93	4.84	9,120	1.15	(1)	2.99	(1)	109	(2)
03/31/05	10.93	0.34	(0.34)	—	(0.30)	(0.01)	—	(0.31)	10.62	(0.03)	32,192	1.09		3.31		88	(2)
03/31/06	10.62	0.35	(0.23)	0.12	(0.31)	(0.05)	—	(0.36)	10.38	1.11 (3)	72,452	1.08		3.44		94
03/31/07	10.38	0.40	0.17	0.57	(0.30)	0.00	—	(0.30)	10.65	5.57	123,975	1.05		3.96		108

*	Calculated based upon average shares outstanding
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
#	Annualized
†	Inception date of class
(1)	Net of the following reimbursements (recoupments) (based on average net assets):

	03/31/03		03/31/04	03/31/05	03/31/06	03/31/07

International Equity Portfolio Class 3	0.49	%#	0.30%	(0.00)%	0.03%	(0.05)%
Diversified Fixed Income Portfolio Class 3	0.14	#	(0.01)	—	—	—

(2)	Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

	2002	2003	2004	2005

Diversified Fixed Income Portfolio	44%	60%	106%	82%

(3)	The Portfolio’s performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions

(4)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

03/31/07

International Equity Portfolio Class 3	0.00%

89	Seasons Series Trust

FINANCIAL HIGHLIGHTS (continued)

														Ratio of
					Dividends	Dividends	Dividends		Net		Net			net
	Net Asset	Net	Net realized		declared	from net	declared		Asset		Assets	Ratio of		investment
	Value	investment	& unrealized	Total from	from net	realized	from net		Value		end of	expenses to		income to
Period	beginning	income	gain (loss) on	investment	investment	gain on	return of	Total	end of	Total	period	average		average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	capital	distributions	period	Return**	(000’s)	net assets		net assets		turnover

Strategic Fixed Income Portfolio Class 3

02/14/05- 03/31/05@	$10.00	$0.04	$(0.38)	$(0.34)	$—	$—	$—	$—	$9.66	(3.40)%	$17,193	1.55	%#(1)	3.59	%#(1)	5%
03/31/06	9.66	0.48	0.23	0.71	(0.29)	(0.01)	—	(0.30)	10.07	7.45	48,116	1.47	(1)	4.59	(1)(2)	42
03/31/07	10.07	0.52	0.29	0.81	(0.38)	(0.01)	—	(0.39)	10.49	8.07	97,104	1.21	(2)	5.21	(2)	91

Cash Management Portfolio Class 3

11/11/02- 03/31/03†	10.95	0.01	—	0.01	(0.14)	—	—	(0.14)	10.82	0.11	348	1.10	#	0.25	#	—
03/31/04	10.82	0.01	—	0.01	(0.07)	—	—	(0.07)	10.76	0.09	6,224	1.05	(1)	0.06	(1)	—
03/31/05	10.76	0.09	(0.01)	0.08	(0.01)	—	—	(0.01)	10.83	0.74	12,284	0.97	(1)	0.82	(1)	—
03/31/06	10.83	0.32	(0.01)	0.31	(0.10)	—	—	(0.10)	11.04	2.88	21,357	0.87	(1)(2)	2.95	(1)(2)	—
03/31/07	11.04	0.49	0.01	0.50	(0.26)	0.00	—	(0.26)	11.28	4.55 (3)	49,737	0.81		4.46		—

*	Calculated based upon average shares outstanding
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
#	Annualized
@	Commencement of Operations
†	Inception date of class
(1)	Net of the following reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/03		03/31/04	03/31/05	03/31/06

Strategic Fixed Income Portfolio Class 3	—%		—%	1.41%	(0.09)%
Cash Management Portfolio Class 3	0.03	#	(0.01)	0.00	0.03

(2)	Gross of Custody Credits of 0.01%

(3)	The Portfolio’s performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.

Seasons Series Trust	90

FINANCIAL HIGHLIGHTS (continued)

														Ratio of
					Dividends	Dividends	Dividends		Net		Net			net
	Net Asset	Net	Net realized		declared	from net	declared		Asset		Assets	Ratio of		investment
	Value	investment	& unrealized	Total from	from net	realized	from net		Value		end of	expenses to		income to
Period	beginning	income	gain (loss) on	investment	investment	gain on	return of	Total	end of	Total	period	average		average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	capital	Distributions	period	Return**	(000’s)	net assets		net assets		turnover

Focus Growth Portfolio Class 3

11/11/02- 03/31/03†	$5.70	$(0.01)	$(0.22)	$(0.23)	$—	$—	$—	$—	$5.47	(4.04)%	$99	1	.55%#(1)	(0	.66)%#(1)	143%
03/31/04	5.47	(0.05)	2.45	2.40	—	—	—	—	7.87	43.88	6,775	1	.55(1)	(0	.75)(1)	90
03/31/05	7.87	(0.00)	(0.34)	(0.34)	—	—	—	—	7.53	(4.32)	21,909	1	.55(1)	(0	.07)(1)	200
03/31/06	7.53	(0.07)	1.54	1.47	—	—	—	—	9.00	19.52	39,589	1	.41(1)(2)	(0	.81)(1)(2)	102
03/31/07	9.00	(0.05)	0.04	(0.01)	—	—	—	—	8.99	(0.11)	52,391	1	.35(1)(2)(3)	(0	.59)(1)(2)(3)	120

*	Calculated based upon average shares outstanding
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
#	Annualized
†	Inception date of class
(1)	Net of the following reimbursements (recoupments) (based on average net assets):

	03/31/03		03/31/04	03/31/05	03/31/06	03/31/07

Focus Growth Portfolio Class 3	0.26	%#	0.08%	(0.09)%	(0.03)%	0.00%

(2)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07

Focus Growth Portfolio Class 3	0.00%	0.01%

(3)	Gross of custody credit of 0.01%.

91	Seasons Series Trust

FINANCIAL HIGHLIGHTS (continued)

														Ratio of
					Dividends	Dividends	Dividends		Net		Net			net
	Net Asset	Net	Net realized		declared	from net	declared		Asset		Assets	Ratio of		investment
	Value	investment	& unrealized	Total from	from net	realized	from net		Value		end of	expenses to		income to
Period	beginning	income	gain (loss) on	investment	investment	gain on	return of	Total	end of	Total	period	average		average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	capital	Distributions	period	Return**	(000’s)	net assets		net assets		turnover

Focus TechNet Portfolio Class 3

11/11/02- 03/31/03†	$2.85	$(0.02)	$0.01	$(0.01)	$—	$—	$—	$—	$2.84	(0.35)%	$100	1.68	%#	(1.52	)%#	253%
03/31/04	2.84	(0.07)	2.30	2.23	—	—	—	—	5.07	78.52	3,830	1.75		(1.70)		183
03/31/05	5.07	(0.06)	0.00	(0.06)	—	—	—	—	5.01	(1.18)	11,321	1.75		(1.15)		155
03/31/06	5.01	(0.08)	1.47	1.39	—	—	—	—	6.40	27.74	19,386	1.75		(1.41)		116
03/31/07	6.40	(0.09)	(0.03)	(0.12)	—	(0.21)	—	(0.21)	6.07	(1.92)	18,436	1.75	(1)	(1.47	)(1)	81
Focus Growth and Income Portfolio Class 3

11/11/02- 03/31/03†	6.96	(0.01)	(0.17)	(0.18)	—	—	—	—	6.78	(2.59)	105	1.55	#	(0.44	)#	180
03/31/04	6.78	(0.03)	2.52	2.49	—	—	—	—	9.27	36.73	6,855	1.55		(0.35)		84
03/31/05	9.27	0.01	0.02	0.03	—	—	—	—	9.30	0.32	22,063	1.55		0.16		77
03/31/06	9.30	0.08	1.21	1.29	(0.01)	—	—	(0.01)	10.58	13.90	27,151	1.52		0.85		164
03/31/07	10.58	0.05	1.49	1.54	(0.09)	(0.55)	—	(0.64)	11.48	14.63	34,685	1.39	(1)	0.47	(1)	151

Focus Value Portfolio Class 3

11/11/02- 03/31/03†	9.12	—	—	—	(0.07)	(0.25)	(0.03)	(0.35)	8.77	(0.12)	115	1.55	#	(0.12	)#	190
03/31/04	8.77	0.09	4.23	4.32	—	—	—	—	13.09	49.26	4,494	1.55		0.87		165
03/31/05	13.09	0.03	1.46	1.49	(0.08)	(0.69)	—	(0.77)	13.81	11.58	21,657	1.55		0.25		130
03/31/06	13.81	0.05	1.96	2.01	—	(0.60)	—	(0.60)	15.22	14.78	41,737	1.48		0.37		152
03/31/07	15.22	0.15	2.84	2.99	(0.04)	(0.37)	—	(0.41)	17.80	19.72	73,769	1.36	(1)(2)	0.91	(1)(2)	70

*	Calculated based upon average shares outstanding
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
#	Annualized
†	Inception date of class.
(1)	Net of the following reimbursements (recoupments) (based on average net assets):

	03/31/03		03/31/04	03/31/05	03/31/06	03/31/07

Focus TechNet Portfolio Class 3	1.74	%#	0.52%	0.19%	(0.07)%	(0.06)%
Focus Growth and Income Portfolio Class 3	0.79	#	0.27	(0.01)	(0.10)	0.00
Focus Value Portfolio Class 3	0.76	#	0.27	(0.02)	(0.07)	0.00

(2)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

03/31/07

Focus Value Portfolio Class 3	0.00%

Seasons Series Trust	92

FINANCIAL HIGHLIGHTS (continued)

														Ratio of
					Dividends	Dividends	Dividends				Net			net
	Net Asset	Net	Net realized		declared	from net	declared		Net Asset		Assets	Ratio of		investment
	Value	investment	& unrealized	Total from	from net	realized	from net		Value		end of	expenses to		income to
Period	beginning	income	gain (loss) on	investment	investment	gain on	return of	Total	end of	Total	period	average		average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	capital	Distributions	period	Return**	(000’s)	net assets(2)		net assets(2)		turnover

Allocation Growth Portfolio Class 3

02/14/05- 03/31/05@	$10.00	$(0.00)	$(0.15)	$(0.15)	$—	$—	$—	$—	$9.85	(1.50)%	$5,308	0.35	%#(1)	(0.35	)%#(1)	1%
03/31/06	9.85	0.02	1.62	1.64	(0.05)	(0.01)	—	(0.06)	11.43	16.61	63,384	0.34	(1)(3)	0.21	(1)(3)	24
03/31/07	11.43	0.04	1.26	1.30	—	(0.05)	—	(0.05)	12.68	11.36	180,221	0.14	(1)(4)	0.38	(1)(4)	9

Allocation Moderate Growth Portfolio Class 3

02/14/05- 03/31/05@	10.00	(0.00)	(0.17)	(0.17)	—	—	—	—	9.83	(1.70)	3,314	0.35	#(1)	(0.35	)#(1)	5
03/31/06	9.83	0.08	1.34	1.42	(0.09)	(0.01)	—	(0.10)	11.15	14.40	99,205	0.28	(3)	0.82	(3)	21
03/31/07	11.15	0.10	1.08	1.18	—	(0.04)	—	(0.04)	12.29	10.62	259,625	0.13	(1)(4)	0.89	(1)(4)	11

Allocation Moderate Portfolio Class 3

02/14/05- 03/31/05@	10.00	(0.00)	(0.15)	(0.15)	—	—	—	—	9.85	(1.50)	3,388	0.35	#(1)	(0.35	)#(1)	0
03/31/06	9.85	0.15	1.02	1.17	(0.11)	(0.03)	—	(0.14)	10.88	11.93	69,582	0.31	(1)(3)	1.12	(1)(3)	29
03/31/07	10.88	0.15	0.92	1.07	—	(0.05)	—	(0.05)	11.90	9.82	169,941	0.14	(1)(4)	1.38	(1)(4)	17

Allocation Balanced Portfolio Class 3

02/14/05- 03/31/05@	10.00	(0.00)	(0.14)	(0.14)	—	—	—	—	9.86	(1.40)	3,958	0.35	#(1)	(0.35	)#(1)	0
03/31/06	9.86	0.14	0.54	0.68	(0.14)	(0.09)	—	(0.23)	10.54	9.29	40,900	0.35	(1)(3)	1.42	(1)(3)	67
03/31/07	10.54	0.18	0.76	0.94	—	(0.09)	—	(0.09)	11.39	8.89	82,257	0.19	(1)(4)	1.66	(1)(4)	15

*	Calculated based upon average shares outstanding
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total returns would have been lower for each period presented. Total return does include expense reimbursements and reductions.
@	Commencement of Operations
#	Annualized
(1)	Net of the following reimbursements (recoupments) (based on average net assets):

	03/31/05#	03/31/06	03/31/07

Allocation Growth Portfolio Class 3	4.37%	(0.05)%	0.00%
Allocation Moderate Growth Portfolio Class 3	5.58	—	0.00
Allocation Moderate Portfolio Class 3	5.32	(0.04)	0.00
Allocation Balanced Portfolio Class 3	5.45	0.00	(0.02)

(2)	Does not include underlying fund expenses that the Portfolios bear indirectly.
(3)	Gross of Custody Credits of 0.02%, 0.02%, 0.01% and 0.01% for Allocation Growth, Allocation Moderate Growth, Allocation Moderate and Allocation Balanced Portfolios.
(4)	Gross of Custody Credits of 0.01%

93	Seasons Series Trust

FOR MORE INFORMATION

The following documents contain more information about the Portfolios and are available free of charge upon request:

Annual/Semi-annual Reports.  Contain financial statements, performance data and information on portfolio holdings. The annual report also contains a written analysis of market conditions and investment strategies that significantly affected a Portfolio’s performance for the most recently completed fiscal year.

Statement of Additional Information (SAI).  Contains additional information about the Portfolios’ policies, investment restrictions and business structure. This prospectus incorporates the SAI by reference.

The Trust’s Annual/Semi-annual Reports and SAI are not available online as the Trust does not have its own website. You may obtain copies of these documents or ask questions about the Portfolios by contacting:

AIG SunAmerica Assurance Insurance Company
Annuity Service Center
P.O. Box 54299
Los Angeles, California 90054-0299
1-800-445-7862

Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call (202) 942-8090 for information on the operation of the Public Reference Room. Reports and other information about the Portfolios are also available on the EDGAR Database on the Securities and Exchange Commission’s web-site at http://www.sec.gov and copies of this information may be obtained upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-0102.

You should rely only on the information contained in this prospectus. No one is authorized to provide you with any different information.

INVESTMENT COMPANY ACT
File No. 811-07725

Seasons Series Trust	94